As filed with the Securities and Exchange Commission on October 7, 2004
                                Registration Nos. 333-28679; 811-05626
-------------------------------------------------------------------------------
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
   Pre-Effective Amendment No. ___                                         [ ]
   Post-Effective Amendment No. 27                                         [X]
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
   Amendment No.                                                           [X]
                      (Check appropriate box or boxes)

                               SEPARATE ACCOUNT B
                           (Exact Name of Registrant)

                     ING USA ANNUITY AND LIFE INSURANCE COMPANY
                               (Name of Depositor)

                               1475 Dunwoody Drive
                      West Chester, Pennsylvania 19380-1478
        (Address of Depositor's Principal Executive Offices) (Zip Code)
        Depositor's Telephone Number, including Area Code (610) 425-3400

        Linda E. Senker, Esq.                     James Shuchart, Esq.
        ING                                       ING
        1475 Dunwoody Drive                       1475 Dunwoody Drive
        West Chester, PA 19380-1478               West Chester, PA 19380-1478
        (610) 425-4139                            (610) 425-3563
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):
          [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
          [ ]  on May 1, 2004 pursuant to paragraph (b) of Rule 485
          [X]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
          [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
          [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
Interests in a separate account under flexible premium deferred variable annuity contracts.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.
--------------------------------------------------------------------------------

                                      PART A

--------------------------------------------------------------------------------

ING USA Annuity and Life Insurance Company
Separate Account B of ING USA Annuity and Life Insurance Company

Deferred Combination Variable and Fixed Annuity Prospectus

                            ING GOLDENSELECT ES II(R)

--------------------------------------------------------------------------------


                                                              December [ ], 2004


      This prospectus describes ING GoldenSelect ES II, a group and individual deferred combination variable annuity contract (the "Contract") offered by ING USA Annuity and Life Insurance Company ("ING USA," the "Company," "we," "us" or "our") (formerly Golden American Life Insurance Company). The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("non-qualified Contracts").

      The Contract provides a means for you to invest your premium payments in one or more mutual fund investment portfolios. You may also allocate premium payments to our Fixed Account with guaranteed interest periods. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select and any interest credited to your allocations in the Fixed Account. For Contracts sold in some states, not all Fixed Interest Allocations or subaccounts are available. The investment portfolios available under your Contract and the portfolio managers are listed on the next page.

      You have a right to return a Contract within 10 days after you receive it for a refund of the adjusted contract value (which may be more or less than the premium payments you paid), or if required by your state, the original amount of your premium payment. Longer free look periods apply in some states and in certain situations.

      Replacing an existing annuity with the Contract may not be beneficial to you. Your existing annuity may be subject to fees or penalties on surrender, and the Contract may have new charges.

      This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information ("SAI"), dated May 1, 2004, has been filed with the Securities and Exchange Commission ("SEC"). It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800) 366-0066, or access the SEC's website (http://www.sec.gov). The table of contents of the SAI is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

      The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

      An investment in any subaccount through a Trust or Fund is not a bank deposit and is not insured or guaranteed by any bank or by the Federal Deposit Insurance Corporation or any other government agency.

             The investment portfolios are listed on the next page.

--------------------------------------------------------------------------------


ES II - 133973

The investment portfolios available under your Contract are:


ING Investors Trust                                             ING Partners, Inc.
   ING AIM Mid Cap Growth Portfolio (Class S)                      ING JPMorgan Fleming International Portfolio
   ING Alliance Mid Cap Growth Portfolio (Class S)                   (Service Class)
   ING American Funds Growth Portfolio                             ING Salomon Brothers Aggressive Growth Portfolio
   ING American Funds Growth-Income Portfolio                        (Service Class)
   ING American Funds International Portfolio
   ING Capital Guardian Large Cap Value Portfolio               ING Variable Insurance Trust
    (Class S)                                                      ING VP Worldwide Growth Portfolio
   ING Capital Guardian Managed Global Portfolio
    (Class S)                                                   ING Variable Portfolios, Inc.
   ING Capital Guardian Small Cap Portfolio (Class S)              ING VP Index Plus LargeCap Portfolio (Class S)
   ING Developing World Portfolio (Class S)                        ING VP Index Plus MidCap Portfolio (Class S)
   ING Eagle Asset Capital Appreciation Portfolio                  ING VP Index Plus SmallCap Portfolio (Class S)
    (Class S)
   ING Evergreen Health Sciences Portfolio (Class S)            ING Variable Products Trust
   ING Evergreen Omega Portfolio (Class S)                         ING VP Financial Services Portfolio (Class S)
   ING FMRSM Diversified Mid Cap Portfolio (Class S)               ING VP MagnaCap Portfolio (Class S)
   ING Goldman Sachs TollkeeperSM Portfolio                        ING VP MidCap Opportunities Portfolio (Class S)
    (Class S)                                                      ING VP SmallCap Opportunities Portfolio (Class S)
   ING Hard Assets Portfolio (Class S)
   ING International Portfolio (Class S)                        ING VP Intermediate Bond Portfolio (Class S)
   ING Janus Special Equity Portfolio (Class S)
   ING Jennison Equity Opportunities Portfolio (Class S)        AIM Variable Insurance Funds
   ING JPMorgan Small Cap Equity Portfolio (Class S)               AIM V.I. Dent Demographic Trends Fund (Series II)
   ING Julius Baer Foreign Portfolio (Class S)                     AIM V.I. Leisure Fund (Series I)
   ING Legg Mason Value Portfolio (Class S)                        AIM V.I. Utilities Fund (Series I)
   ING LifeStyle Aggressive Growth Portfolio
   ING LifeStyle Growth Portfolio                               Fidelity Variable Insurance Products Portfolio
   ING LifeStyle Moderate Growth Portfolio                         Fidelity VIP Equity-Income Portfolio (Service Class 2)
   ING LifeStyle Moderate Portfolio                                Fidelity VIP Growth Portfolio (Service Class 2)
   ING Liquid Assets Portfolio (Class S)
   ING Marsico Growth Portfolio (Class S)                       Liberty Variable Insurance Trust
   ING Mercury Focus Value Portfolio (Class S)                     Colonial Small Cap Value Fund
   ING Mercury LargeCap Growth Portfolio (Class S)
   ING MFS Mid Cap Growth Portfolio (Class S)                   Pioneer Variable Contracts Trust
   ING MFS Total Return Portfolio (Class S)                        Pioneer Fund VCT Portfolio (Class II)
   ING Oppenheimer Main Street Portfolio (Class S)                 Pioneer Mid Cap Value VCT Portfolio (Class II)
   ING PIMCO Core Bond Portfolio (Class S)
   ING PIMCO High Yield Portfolio (Class S)                     ProFunds VP
   ING Salomon Brothers All Cap Portfolio (Class S)                ProFund VP Bull
   ING Salomon Brothers Investors Portfolio (Class S)              ProFund VP Europe 30
   ING T. Rowe Price Capital Appreciation Portfolio                ProFund VP Rising Rates Opportunity
    (Class S)                                                      ProFund VP Small-Cap
   ING T. Rowe Price Equity Income Portfolio (Class S)
   ING UBS U.S. Balanced Portfolio (Class S)                    Prudential Series Fund, Inc.
   ING Van Kampen Equity Growth Portfolio (Class S)                Jennison Portfolio (Class II)
   ING Van Kampen Global Franchise Portfolio (Class S)             SP William Blair International Growth Portfolio
   ING Van Kampen Growth and Income Portfolio                        (Class II)
    (Class S)
   ING Van Kampen Real Estate Portfolio (Class S)



ES II - 133973

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                     Page                                                             Page

Index of Special Terms..............................  ii           Death Benefit During the Income Phase.............  42
Fees and Expenses...................................   1           Continuation After Death - Spouse.................  42
Condensed Financial Information.....................   8           Continuation After Death - Not a Spouse...........  42
  Accumulation Unit.................................   8           Required Distributions Upon Contract
  The Net Investment Factor.........................   8           Owner's Death.....................................  43
  Performance Information...........................   9         The Annuity Options.................................  44
  Financial Statements..............................   9         Other Contract Provisions...........................  46
ING USA Annuity and Life Insurance Company..........  10         Other Information...................................  48
ING USA Separate Account B..........................  10         Federal Tax Considerations..........................  49
The Trusts and Funds................................  11         Statement of Additional Information
Restricted Funds....................................  11           Table of Contents.................................  60
Covered Funds, Special Funds and Excluded Funds.....  12         Appendix A
Charges and Fees....................................  12           Condensed Financial Information...................  A1
  Charge Deduction Subaccount.......................  12         Appendix B
  Charges Deducted from the Contract Value..........  12           The Investment Portfolios.........................  B1
      Surrender Charge..............................  12         Appendix C
      Waiver of Surrender Charge for Extended                      Fixed Account II..................................  C1
         Medical Care...............................  13         Appendix D
      Free Withdrawal Amount........................  13           Fixed Interest Division...........................  D1
      Surrender Charge for Excess Withdrawals.......  13         Appendix E
      Premium Taxes.................................  13           Surrender Charge for Excess Withdrawals
      Administrative Charge.........................  14           Example...........................................  E1
      Transfer Charge...............................  14         Appendix F
  Charges Deducted from the Subaccounts.............  14           Withdrawal Adjustment for 7% Solution
      Mortality and Expense Risk Charge.............  14           Death Benefit Element Examples for Contract
      Asset-Based Administrative Charge.............  14           Categories Other Than May-2002, Yr-2003,
      Earnings Multiplier Benefit Charge............  14           May 2003 or Yr-2004...............................  F1
      Optional Rider Charges........................  15         Appendix G
  Trust and Fund Expenses...........................  15           Special Funds and Excluded Funds Examples.........  G1
The Annuity Contract................................  16         Appendix H
  Contract Date and Contract Year ..................  16           Examples of Adjustments to the MGWB
  Contract Owner....................................  16           Withdrawal Account................................  H1
  Annuity Start Date................................  18         Appendix I
  Annuitant.........................................  18           Death Benefits for Yr-2001 Contract Owners........  I1
  Beneficiary.......................................  18         Appendix J
  Purchase and Availability of the Contract.........  19           Death Benefits for May-2002 and Yr-2003
  Crediting of Premium Payments.....................  20           Contract Owners...................................  J1
  Administrative Procedures.........................  21         Appendix K
  Contract Value....................................  21           Death Benefits for May-2002, Yr-2003 and
  Cash Surrender Value..............................  22           May-2003 Contract Owners..........................  K1
  Addition, Deletion or Substitution of                          Appendix L
      Subaccounts and Other Changes.................  22           Optional Rider Benefit Charges and Minimum
  The Fixed Account.................................  23           Guaranteed Income Benefit for May-2002
Optional Riders.....................................  23           Contract Owners...................................  L1
  Rider Date........................................  23         Appendix M
  No Cancellation...................................  23           Optional Rider Benefit Charges for Yr-2003
  Termination.......................................  23           and Optional Rider Benefits for May-2002,
  Minimum Guaranteed Income Benefit Rider...........  23           Yr-2003 and May-2003 Contract Owners..............  M1
  Minimum Guaranteed Withdrawal
      Benefit Rider.................................  28
  Other Contracts...................................  31
Withdrawals.........................................  31
Transfers Among Your Investments....................  34
Death Benefit Choices...............................  38



ES II - 133973

--------------------------------------------------------------------------------
INDEX OF SPECIAL TERMS
--------------------------------------------------------------------------------

The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

    Special Term                                      Page
    ---------------------------------------------------------

    Accumulation Unit                                    8
    Annuitant                                           18
    Annuity Start Date                                  18
    Cash Surrender Value                                22
    Claim Date                                          38
    Contract Date                                       16
    Contract Owner                                      16
    Contract Value                                      21
    Contract Year                                       16
    Covered Fund                                        12
    Earnings Multiplier Benefit                         14
    Excluded Fund                                       12
    Free Withdrawal Amount                              13
    Market Value Adjustment                             C1
    Max 7 Enhanced Death Benefit                        40
    Net Investment Factor                                8
    Net Rate of Return                                   8
    Quarterly Ratchet Enhanced Death Benefit            39
    Restricted Fund                                     11
    Rider Date                                          23
    7% Solution Death Benefit Element                   40
    Special Fund                                        12
    Standard Death Benefit                              39


The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

    Term Used in This Prospectus         Corresponding Term Used in the Contract
    ----------------------------------------------------------------------------
    Accumulation Unit Value              Index of Investment Experience
    Annuity Start Date                   Annuity Commencement Date
    Contract Owner                       Owner or Certificate Owner
    Contract Value                       Accumulation Value
    Transfer Charge                      Excess Allocation Charge
    Fixed Interest Allocation            Fixed Allocation
    Free Look Period                     Right to Examine Period
    Guaranteed Interest Period           Guarantee Period
    Subaccount(s)                        Division(s)
    Net Investment Factor                Experience Factor
    Regular Withdrawals                  Conventional Partial Withdrawals
    Withdrawals                          Partial Withdrawals


ES II - 133973

--------------------------------------------------------------------------------
FEES AND EXPENSES
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses(1)

      Surrender Charge:
        Complete Years Elapsed            0         1         2        3         4         5        6         7         8+
            Since Premium Payment
        Surrender Charge                  8%        7%        6%       5%        4%        3%       2%        1%        0%

      Transfer Charge(2)...................  $25 per transfer, if you make more than 12 transfers in a contract year

      (1) If you invested in a Fixed Interest Allocation, a Market Value Adjustment may apply to certain transactions. This may increase or decrease your contract value and/or your transfer or surrender amount.

      (2)   We currently do not impose this charge, but may do so in the future.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Trust or Fund fees and expenses.

Annual Contract Administrative Charge(3)...........................  $30

      (We waive this charge if the total of your premium payments is $100,000 or more, or if your contract value at the end of a contract year is $100,000 or more, other than for Pre-2001 Contracts.)

      (3)   We deduct this charge on each contract anniversary and on surrender.

Separate Account Annual Charges(4)

      ----------------------------------------------------------------------------------------------
                                                                          Enhanced Death Benefits
                                                                      ------------------------------
                                                    Standard Death    Quarterly Ratchet
                                                        Benefit                               Max 7
      -----------------------------------------------------------------------------------------------

      Mortality & Expense Risk Charge                    1.25%             1.50%             1.80%
      Asset-Based Administrative Charge                  0.15%             0.15%             0.15%
         Total                                           1.40%             1.65%             1.95%

      -----------------------------------------------------------------------------------------------

      (4) As a percentage of average daily assets in each subaccount. The Separate Account Annual Charges are deducted daily.


Earnings Multiplier Benefit Rider Charge (5)


      --------------------------------------------------------------------------
      As an Annual Charge                            As a Quarterly Charge
      --------------------------------------------------------------------------
      0.30% of contract value                        0.075% of contract value
      --------------------------------------------------------------------------


      (5) We deduct the rider charge from the subaccounts in which you are invested on each quarterly contract anniversary and pro-rata on termination of the Contract; if the value in the subaccounts is insufficient, the rider charge will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment.

Optional Rider Charges (6)


      Minimum Guaranteed Income Benefit rider:

      -------------------------------------------------------------------------------------------
      MGIB Rate         As an Annual Charge                   As a Quarterly Charge
      -------------------------------------------------------------------------------------------

      7%                0.75% of the MGIB Charge Base (7)     0.1875% of the MGIB Charge Base (7)

      -------------------------------------------------------------------------------------------


ES II - 133973

      Minimum Guaranteed Withdrawal Benefit rider (8):


      --------------------------------------------------------------------------
      As an Annual Charge                  As a Quarterly Charge
      --------------------------------------------------------------------------
      0.35% of contract value              0.0875% of contract value
      --------------------------------------------------------------------------


      (6) We deduct optional rider charges from the subaccounts in which you are invested on each quarterly contract anniversary and pro-rata on termination of the Contract; if the value in the subaccounts is insufficient, the optional rider charges will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment.

      (7) Please see "Charges and Fees - Optional Rider Charges" and "Optional Riders" later in this prospectus.

      (8) If you elect the Step-Up Benefit, we reserve the right to increase the charge for the MGWB to a maximum annual charge of 1.00% of contract value. Please see "Minimum Guarantee Withdrawal Benefit Step-Up Benefit."


Trust or Fund Expenses

The next item shows the minimum and maximum total operating expenses charged by the Trust or Fund that you may pay periodically during the time that you own the Contract. More detail concerning each Trust or Fund's fees and expenses is contained in the prospectus for each Trust or Fund.

      --------------------------------------------------------------------------

      Total Annual Trust or Fund Operating Expenses (9)     Minimum     Maximum
      --------------------------------------------------------------------------
      (expenses that are deducted from Trust or Fund assets,
      including management fees, distribution and/or service
      (12b-1) fees (10), and other expenses):                0.53%       1.91%
      --------------------------------------------------------------------------

      (9) The minimum and maximum total operating expenses charged by a Trust or a Fund including applicable expense reimbursement or fee waiver arrangements would also be 0.53% to 1.91%. The expense reimbursement or fee arrangement reflected is expected to continue through May 1, 2005.

      (10) The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the Fund or Trust prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above.


The following table shows the annual operating expenses separately for each Trust or Fund.

Fund Expense Table1


The column labeled "Total Fund Annual Expenses Without Waivers or Reductions" shows the total annual operating expenses charged by a Trust or Fund, absent expense reimbursement or fee waiver arrangements. The column labeled "Net Fund Annual Expenses After Waivers or Reductions" shows such total annual operating expenses after applicable expense reimbursement or fee waiver arrangements where the Trust or Fund has committed to continue such reimbursement or waiver through May 1, 2005. Expenses shown are actual expenses for the year ended 12/31/03 unless otherwise noted.


                                                                                        Total Fund
                                                              Distribution              Annual
                                                              and/or                    Expenses                     Net Fund Annual
                                                 Investment   Service                   Without        Total         Expenses After
                                                 Advisory     (12b-1)       Other       Waivers or     Waivers or    Waivers or
Fund Name                                        Fees         Fees          Expenses    Reductions     Reductions    Reductions
------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Dent Demographic Trends Fund
  (Series II) (7)(26)                            0.77%        0.25%         0.45%       1.47%          0.02%         1.45%
AIM V.I. Leisure Fund (Series I)
  (20)(21)(22)                                   0.75%        0.00%         1.09%       1.84%          0.54%         1.30%
AIM V.I. Utilities Fund (Series I)
  (20)(21)(23)                                   0.60%        0.00%         0.55%       1.15%          0.00%         1.15%
Colonial Small Cap Value Fund                    0.80%        0.25%         0.41%       1.46%          0.00%         1.46%

Fidelity(R) VIP Equity-Income Portfolio
  (Service Class 2)                              0.48%        0.25%         0.09%       0.82%          0.00%         0.82%
Fidelity(R) VIP Growth Portfolio
  (Service Class 2)                              0.58%        0.25%         0.09%       0.92%          0.00%         0.92%
ING AIM Mid-Cap Growth Portfolio
  (Class S) (2)(3)(6)                            0.68%        0.25%         0.01%       0.94%          0.00%         0.94%


ES II - 133973

                                                                                        Total Fund
                                                              Distribution              Annual
                                                              and/or                    Expenses                     Net Fund Annual
                                                 Investment   Service                   Without        Total         Expenses After
                                                 Advisory     (12b-1)       Other       Waivers or     Waivers or    Waivers or
Fund Name                                        Fees         Fees          Expenses    Reductions     Reductions    Reductions
------------------------------------------------------------------------------------------------------------------------------------
ING Alliance Mid-Cap Growth Portfolio
  (Class S) (2)(3)(6)                            0.78%        0.25%         0.01%       1.04%          0.00%         1.04%

ING American Funds Growth Portfolio
  (8)(9)(10)(11)                                 0.37%        0.75%         0.05%       1.17%          0.00%         1.17%
ING American Funds Growth-Income
  Portfolio(8)(9)(10)(11)                        0.33%        0.75%         0.04%       1.12%          0.00%         1.12%

ING American Funds International
  Portfolio(8)(9)(10)(11)                        0.57%        0.75%         0.09%       1.41%          0.00%         1.41%
ING Capital Guardian Large Cap Value
  Portfolio (Class S) (2)(3)(6)                  0.74%        0.25%         0.01%       1.00%          0.00%         1.00%
ING Capital Guardian Managed Global
  Portfolio (Class S) (2)(3)(6)                  1.00%        0.25%         0.01%       1.26%          0.00%         1.26%
ING Capital Guardian Small Cap
  Portfolio
  (Class S) (2)(3)(6)                            0.68%        0.25%         0.01%       0.94%          0.00%         0.94%
ING Developing World Portfolio (Class
  S) (2)(3)                                      1.25%        0.25%         0.02%       1.52%          0.00%         1.52%
ING Eagle Asset Capital Appreciation
  Portfolio
  (Class S) (2)(3)                               0.68%        0.25%         0.01%       0.94%          0.00%         0.94%
ING Evergreen Health Sciences Portfolio
  (Class S) (2)(3)(4)                            0.75%        0.25%         0.01%       1.01%          0.00%         1.01%
ING Evergreen Omega Portfolio (Class
  S) (2)(3)(4)                                   0.60%        0.25%         0.01%       0.86%          0.00%         0.86%
ING FMRSM Diversified Mid-Cap Portfolio
  (Class S) (2)(3)                               0.75%        0.25%         0.00%       1.00%          0.00%         1.00%

ING Goldman Sachs TollkeeperSM
  Portfolio (Class S) (2)(3)                     1.35%        0.25%         0.01%       1.61%          0.00%         1.61%

ING Hard Assets Portfolio (Class S)
  (2)(3)                                         0.68%        0.25%         0.01%       0.94%          0.00%         0.94%
ING International Portfolio (Class S)
  (2)(3)                                         1.00%        0.25%         0.01%       1.26%          0.00%         1.26%
ING Janus Special Equity Portfolio
  (Class S) (2)(3)(6)                            0.81%        0.25%         0.01%       1.07%          0.00%         1.07%
ING Jennison Equity Opportunities
  Portfolio (Class S) (2)(3)(6)                  0.68%        0.25%         0.01%       0.94%          0.00%         0.94%
ING JPMorgan Fleming International
  Portfolio (Service Class) (20)                 0.80%        0.25%         0.20%       1.25%          0.00%         1.25%
ING JPMorgan Small Cap Equity Portfolio
  (Class S) (2)(3)(6)                            0.90%        0.25%         0.00%       1.15%          0.00%         1.15%
ING Julius Baer Foreign Portfolio
  (Class S) (2)(3)                               1.00%        0.25%         0.00%       1.25%          0.00%         1.25%
ING Legg Mason Value Portfolio (Class
  S) (2)(3)(6)                                   0.81%        0.25%         0.00%       1.06%          0.00%         1.06%

ING LifeStyle Aggressive Growth
  Portfolio (4)(12)(13)                          1.23%        0.00%         0.05%       1.28%          0.05%         1.23%
ING LifeStyle Growth Portfolio
  (4)(12)(13)                                    1.18%        0.00%         0.05%       1.23%          0.05%         1.18%
ING LifeStyle Moderate Growth
  Portfolio (4)(12)(13)                          1.13%        0.00%         0.05%       1.18%          0.05%         1.13%
ING LifeStyle Moderate Portfolio
  (4)(12)(13)                                    1.05%        0.00%         0.05%       1.10%          0.05%         1.05%

ING Liquid Assets Portfolio (Class S)
  (2)(3)                                         0.27%        0.25%         0.01%       0.53%          0.00%         0.53%
ING Marsico Growth Portfolio (Class S)
  (2)(3)(6)                                      0.79%        0.25%         0.00%       1.04%          0.00%         1.04%
ING Mercury Focus Value Portfolio
  (Class S) (2)(3)                               0.80%        0.25%         0.00%       1.05%          0.00%         1.05%


ING Mercury LargeCap Growth Portfolio
  (Class S) (2)(3)                               0.80%        0.25%         0.00%       1.05%          0.00%         1.05%

ING MFS Mid-Cap Growth Portfolio
  (Class S) (2)(3)(5)(6)                         0.64%        0.25%         0.01%       0.90%          0.00%         0.90%

ING MFS Total Return Portfolio (Class
  S) (2)(3)(5)(6)                                0.64%        0.25%         0.01%       0.90%          0.00%         0.90%

ING Oppenheimer Main Street Portfolio
  (Class S) (2)(3)(5)(6)                         0.64%        0.25%         0.01%       0.90%          0.00%         0.90%

ING PIMCO Core Bond Portfolio (Class
  S) (2)(3)                                      0.61%        0.25%         0.01%       0.87%          0.00%         0.87%

ING PIMCO High Yield Portfolio (Class
  S) (2)(3)(4)                                   0.49%        0.25%         0.01%       0.75%          0.00%         0.75%
ING Salomon Brothers Aggressive Growth
  Portfolio (Service Class) (19)                 0.70%        0.25%         0.13%       1.08%          0.00%         1.08%

ING Salomon Brothers All Cap Portfolio
  (Class S) (2)(3)(6)                            0.75%        0.25%         0.00%       1.00%          0.00%         1.00%
ING Salomon Brothers Investors
  Portfolio
  (Class S) (2)(3)                               0.75%        0.25%         0.00%       1.00%          0.00%         1.00%
ING T. Rowe Price Capital Appreciation
  Portfolio (Class S) (2)(3)(6)                  0.68%        0.25%         0.01%       0.94%          0.00%         0.94%
ING T. Rowe Price Equity Income
  Portfolio
  (Class S) (2)(3)(6)                            0.68%        0.25%         0.01%       0.94%          0.00%         0.94%
ING UBS U.S. Balanced Portfolio (Class
  S) (2)(3)                                      0.75%        0.25%         0.01%       1.01%          0.00%         1.01%
ING Van Kampen Equity Growth Portfolio
  (Class S) (2)(3)                               0.65%        0.25%         0.01%       0.92%          0.00%         0.92%
ING Van Kampen Global Franchise
  Portfolio
  (Class S) (2)(3)                               1.00%        0.25%         0.00%       1.25%          0.00%         1.25%
ING Van Kampen Growth and Income
  Portfolio
  (Class S) (2)(3)(6)                            0.68%        0.25%         0.01%       0.94%          0.00%         0.94%
ING Van Kampen Real Estate Portfolio
  (Class S) (2)(3)                               0.68%        0.25%         0.00%       0.93%          0.00%         0.93%

ING VP Intermediate Bond Portfolio
  (Class S) (14)                                 0.40%        0.25%         0.10%       0.75%          0.00%         0.75%
ING VP Financial Services Portfolio
  (Class S) (15)(16)                             0.75%        0.25%         0.15%       1.15%          0.00%         1.15%
ING VP Index Plus LargeCap Portfolio
  (Class S) (14)                                 0.35%        0.25%         0.08%       0.68%          0.00%         0.68%



ES II - 133973

                                                                                        Total Fund
                                                              Distribution              Annual
                                                              and/or                    Expenses                     Net Fund Annual
                                                 Investment   Service                   Without        Total         Expenses After
                                                 Advisory     (12b-1)       Other       Waivers or     Waivers or    Waivers or
Fund Name                                        Fees         Fees          Expenses    Reductions     Reductions    Reductions
------------------------------------------------------------------------------------------------------------------------------------

ING VP Index Plus MidCap Portfolio
  (Class S) (14)                                 0.40%        0.25%         0.10%       0.75%          0.00%         0.75%
ING VP Index Plus SmallCap Portfolio
  (Class S) (14)                                 0.40%        0.25%         0.15%       0.80%          0.00%         0.80%
ING VP MagnaCap Portfolio (Class S)
  (15)(16)(18)                                   0.75%        0.25%         0.40%       1.40%          0.00%         1.40%
ING VP MidCap Opportunities Portfolio
  (Class S)(15)(16)(17)                          0.75%        0.25%         0.45%       1.45%          0.35%         1.10%
ING VP SmallCap Opportunities Portfolio
  (Class S) (15)(16)                             0.75%        0.25%         0.32%       1.32%          0.00%         1.32%
ING VP Worldwide Growth Portfolio (24)           1.00%        0.25%         0.50%       1.75%          0.00%         1.75%

Jennison Portfolio (Class II)                    0.60%        0.25%         0.19%       1.04%          0.00%         1.04%
Pioneer Fund VCT Portfolio (Class II)            0.65%        0.25%         0.10%       1.00%          0.00%         1.00%
Pioneer Mid Cap Value VCT Portfolio
  (Class II)                                     0.65%        0.25%         0.10%       1.00%          0.00%         1.00%
ProFund VP Bull                                  0.75%        0.25%         0.87%       1.87%          0.00%         1.87%
ProFund VP Europe 30                             0.75%        0.25%         0.91%       1.91%          0.00%         1.91%
ProFund Rising Rates Opportunity                 0.75%        0.25%         0.91%       1.91%          0.00%         1.91%
ProFund VP Small-Cap                             0.75%        0.25%         0.73%       1.73%          0.00%         1.73%
SP William Blair International Growth
  Portfolio (Class II)                           0.85%        0.25%         0.44%       1.54%          0.00%         1.54%

Footnotes to the "Fund Expense Table"

(1) The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in this Fund Expense Table and the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. See "Fees - Fund Expenses" for additional information.

(2) The table above shows the estimated operating expenses for Class S Shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any. Distribution and/or Service (12b-1) Fees" includes a Shareholder Service Fee of 0.25%.

(3) Through a "bundled fee" arrangement, Directed Services, Inc. (DSI), the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolio. The Portfolios would bear any extraordinary expenses.

(4)   Because the Portfolio is new, expenses, shown above, are estimated.


(5) DSI has voluntarily agreed to waive a portion of its management fee for certain Portfolios. Including these waivers, the " Net Fund Annual Expenses After Waivers or Reductions" for the year ended December 31, 2003, would have been 0.89% for ING MFS Mid Cap Growth and ING Oppenheimer Main Street Portfolios and 0.90% for ING MFS Total Return Portfolio. This arrangement may be discontinued by DSI at any time.

(6) A portion of the brokerage commissions that the Portfolios pay is used to reduce each Portfolio's expenses. Including these reductions and the MFS voluntary management fee waiver the " Net Fund Annual Expenses After Waivers or Reductions" for the year ended December 31, 2003 would have been 0.86% for ING AIM Mid Cap Growth, 0.99% for ING Alliance Mid Cap Growth, 0.99% for ING Capital Guardian Large Cap Value, 1.25% for ING Capital Guardian Managed Global, 0.93% for ING Capital Guardian Small Cap, 1.04% for ING Janus Special Equity, 0.89% for ING Jennison Equity Opportunities, 1.14% for ING JPMorgan Small Cap Equity, 1.05% for ING Legg Mason Value, 1.02% for ING Marsico Growth, 0.86% for ING MFS Mid Cap Growth, 0.84% for ING Oppenheimer Main Street, 0.89% for ING MFS Total Return, 0.98% for ING Salomon Brothers All Cap, 0.93% for ING T. Rowe Price Capital Appreciation and ING T. Rowe Price Equity Income and 0.90% for ING Van Kampen Growth and Income Portfolios. This arrangement may be discontinued at any time.


(7) The Fund's advisor and/or distributor have contractually agreed to waive advisory fees or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.45% for AIM V.I. Dent Demographic Trends Fund. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 1.45% cap for AIM V.I. Dent Demographic Trends Fund: (i) interest; (ii) taxes;
      (iii) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the Fund's board of trustees; (iv) expenses related to a merger or reorganization, as approved by the Fund's board of trustees; and
      (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. These expense limitation agreements are in effect through December 31, 2005 for AIM V.I. Dent Demographic Trends Fund.

(8) This table reflects the aggregate annual operating expenses of each Portfolio and its corresponding Master Fund.

(9) Pursuant to its investment management agreement with the Trust, ING Investments, LLC may charge an annual advisory fee at asset levels that are the same as the current asset levels of the Master Funds equal to 0.37% for ING American Funds Growth


ES II - 133973

      Portfolio, 0.33% for ING American Funds Growth-Income Portfolio and 0.57% for ING American Funds International Portfolio of the average daily net assets if the respective Portfolio does not invest substantially all of its assets in another investment company. If a Portfolio invests substantially all of its assets in another investment company, ING Investments, LLC does not charge an advisory fee. Each Portfolio anticipates investing substantially all of its assets in another investment company.

(10) Shares of each ING American Funds Portfolio are subject to a Rule 12b-1 fee at an annual rate of 0.50% of average daily net assets payable to Directed Services, Inc. (DSI). In addition, Class 2 Shares of each of the ING American Funds Growth Portfolio, the ING American Funds Growth-Income Portfolio and the ING American Funds International Portfolio pay 0.25% of average net assets annually pursuant to a Plan of Distribution or 12b-1 plan. Shareholders of the Class 2 Shares of the Master Funds pay only their proportionate share of 12b-1 plan expenses.

(11) "Other Expenses" are estimated because the Portfolios did not have a full year of operations as of December 31, 2003.

(12) The table reflects the aggregate annual operating expense for these Portfolios. The expenses are derived by using a weighted average of the fees imposed by each of the portfolios underlying the Portfolios and adding to that average fee, an investment advisory fee of 0.14% and other expenses of 0.05% for each Portfolio. Because the annual net operating expenses of each underlying portfolio will vary from year to year, the expenses paid by a Portfolio may vary from year to year. For more information regarding the expenses of the underlying portfolios, please see the Fund's prospectus.

(13) ING Investments, LLC, the investment adviser to each Portfolio, has entered into written expense limitation agreements with each Portfolio under which it will limit expenses of each Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING within three years. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year by ING is shown under the heading "Total Waivers or Reductions." For each Portfolio, the expense limits will continue through at least May 3, 2005. For further information regarding the expense limitation agreements, see the Fund's prospectus.

(14) The table above shows the estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Portfolio's actual operating expenses, annualized, for the Portfolio's most recently completed fiscal year and fee waivers to which the Portfolio's investment adviser has agreed for each Portfolio.


(15) The above table shows the estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets. With the exception of the ING VP Financial Services Portfolio these estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which the Portfolio's investment adviser has agreed for each Portfolio. For the ING VP Financial Services Portfolio, which had not commenced operations prior to December 31, 2003, the Portfolio's fiscal year end, expenses are based on estimated amounts for the current year.

(16) ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets which is included in "Other Expenses" in the above table. For the ING VP Financial Services Portfolio, which had not commenced operations prior to December 31, 2003, the Portfolio's fiscal year end. "Other Expenses" are based on estimated amounts for the current fiscal year. For all other Portfolios estimated "Other Expenses" are based on each Portfolio's actual "Other Expenses" for its most recently completed fiscal year.

(17) ING Investments, LLC, the investment adviser to each Portfolio, has entered into a written expense limitation agreement under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by the adviser within three years. The amount of waived, reimbursed or recouped during the last fiscal year by the adviser for ING VP MidCap Opportunities Portfolio is shown under "Total Waivers or Reductions" in the above table. The expense limits will continue through at least December 31, 2005. For further information regarding the expense limitation agreements, see the Fund's prospectus.

(18) "Other Expenses", "Total Fund Annual Expenses" and "Net Fund Annual Expenses After Waivers or Reductions" in the above table exclude a one-time merger fee of 0.06% incurred in connection with the merger of another investment company into ING VP MagnaCap Portfolio.

(19) "Other Expenses" shown in the above table include a Shareholder Services fee of 0.25%.

(20) The Fund has adopted a new form of administrative services and transfer agency agreements which will be effective May 1, 2004. As a result, "Other Expenses" have been restated to reflect the changes in fees under the new agreements.

(21) The Fund's advisor is entitled to receive reimbursement from the Fund for fees and expenses paid for by the Fund's advisor pursuant to expense limitation commitments between the Fund's advisor and the Fund if such reimbursement does not cause the Fund to exceed its then-current expense limitations and the reimbursement is made within three years after the Fund's advisor incurred the expense.

(22) The Fund's advisor has contractually agreed to waive advisory fees or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.30%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 1.30% cap: (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the Fund's board of trustees; (iv) expenses related to a merger or reorganization, as approved by the Fund's board of trustees; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. This expense limitation agreement is in effect through December 31, 2005.

(23) As a result of a reorganization of another fund into the Fund, which occurred on April 30, 2004, the "Total Fund Annual Expenses Without Waivers or Reductions" have been restated to reflect current expenses.

ES II - 133973

(24) The above table shows the estimated operating expenses of each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which the Portfolio's investment adviser has agreed for each Portfolio. ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets which is included in Other Expenses in the above table. Estimated Other Expenses are based on each Portfolio's actual Other Expenses for its most recently completed fiscal year.

(25) Effective, July 1, 2004, the Board of Trustees of AIM Variable Insurance Funds approved an amendment to the master investment advisory agreement. Under the amended master investment advisory agreement, the management fee for the fund has been reduced from 0.85% to 0.77%. Expenses have been restated to reflect this agreement.


Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the above table or in the example below.

Example:

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Trust or Fund fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Trusts or Funds. Specifically, the Example assumes election of the Max 7 Enhanced Death Benefit and election of the earnings multiplier benefit rider with a charge of 0.30% of the contract value annually. The Example reflects the deduction of a mortality and expense risk charge, an asset-based administrative charge, and the annual contract administrative charge as an annual charge of 0.03% of assets. The Example also assumes you elected an optional benefit rider with the highest cost, an assumed charge of 1.14% annually, where the rider base is equal to the initial premium and increases by 7% annually, and the rider charge is assessed each quarter on a base equal to the hypothetical $10,000 premium increasing at 7% per year. The assumed annual rider charge of 1.14% results from the assumption of a 7% annual increase in the rider base but only a 5% earnings increase in the contract value before expenses. Thus, 1.14% represents an annual charge over the 10-year period which is equivalent to a charge of 0.1875% of rider base per quarter over the same period. Note that surrender charges may apply if you choose to annuitize your Contract within the first 5 contract years, and under certain circumstances, within the first 8 contract years.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

      --------------------------------------------------------------------------
      1) If you surrender your contract at the end of the applicable time period:

                1 year             3 years            5 years           10 years
                $1,332             $2,191             $3,043            $5,243

      --------------------------------------------------------------------------
      2)    If you annuitize at the end of the applicable time period:

                1 year             3 years            5 years           10 years
               $1,332              $2,191             $3,043            $5,243

      --------------------------------------------------------------------------
      3)    If you do not surrender your contract:

                1 year             3 years            5 years           10 years
               $532                $1,591             $2,643            $5,243

      --------------------------------------------------------------------------

Compensation is paid for the sale of the Contracts. For information about this compensation, see "Selling the Contract."

--------------------------------------------------------------------------------
CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

Accumulation Unit

We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account B has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

Tables containing (i) the accumulation unit value history of each subaccount of ING USA Separate Account B offered in this prospectus and (ii) the total investment value history of each such subaccount are presented in "Appendix A --


ES II - 133973

Condensed Financial Information." The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the Contract.

The Net Investment Factor

The Net Investment Factor is an index number which reflects certain charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated for each subaccount as follows:

      1) We take the net asset value of the subaccount at the end of each business day.

      2) We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.

      3) We divide (2) by the net asset value of the subaccount at the end of the preceding business day.

      4) We then subtract the applicable daily mortality and expense risk charge and the daily asset-based administrative charge from the subaccount.

Calculations for the subaccounts are made on a per share basis.

The Net Rate of Return equals the Net Investment Factor minus one.

Performance Information

From time to time, we may advertise or include in reports to contract owners performance information for the subaccounts of Separate Account B, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Liquid Assets subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1, 5 and 10 year periods, or lesser periods depending on how long Separate Account B has been investing in the portfolio. We may show other total returns for periods of less than one year. We will base total return figures on the actual historic performance of the subaccounts of Separate Account B, assuming an investment at the beginning of the period when the separate account first invested in the portfolios, and withdrawal of the investment at the end of the period, adjusted to reflect the deduction of all applicable portfolio and current contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the surrender charge. In addition, we may present historic performance data for the investment portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account B. This data is designed to show the performance that would have resulted if the Contract had been in existence before the separate account began investing in the portfolios.

Current yield for the Liquid Assets subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate "effective yield" for the Liquid Assets subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The "effective yield" will thus be slightly higher than the "yield" because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period, assuming no surrender. You should be aware that there is no guarantee that the Liquid Assets Subaccount will have a positive or level return.

We may compare performance information for a subaccount to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and
(iii) the Consumer Price Index (measure for inflation) to determine the real rate of return of an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by similar rating services.


ES II - 133973

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

Financial Statements

The statement of assets and liabilities of Separate Account B as of December 31, 2003, and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended are included in the Statement of Additional Information. The consolidated financial statements and schedules of ING USA Annuity and Life Insurance Company (formerly Golden American Life Insurance Company) as of December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003 are included in the Statement of Additional Information.

--------------------------------------------------------------------------------
ING USA ANNUITY AND LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


ING USA Annuity and Life Insurance Company (formerly Golden American Life Insurance Company) ("ING USA") is an Iowa stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. ING USA is a wholly owned subsidiary of Lion Connecticut Holdings Inc. ("Lion Connecticut"), which in turn is a wholly owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. ING USA is authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. ING USA's consolidated financial statements appear in the Statement of Additional Information.


Lion Connecticut is the holding company for Directed Services, Inc., the investment manager of the ING Investors Trust and the distributor of the Contracts, and other interests. ING also owns ING Investments, LLC and ING Investment Management, LLC, portfolio managers of the ING Investors Trust, and the investment managers of the ING Variable Insurance Trust and ING Variable Products Trust and ING Variable Product Portfolios, respectively. ING also owns Baring International Investment Limited, another portfolio manager of the ING Investors Trust.

Our principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

--------------------------------------------------------------------------------
ING USA SEPARATE ACCOUNT B
--------------------------------------------------------------------------------

ING USA Separate Account B (formerly Golden American Separate Account B) ("Separate Account B") was established as a separate account of the Company on July 14, 1988. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). Separate Account B is a separate investment account used for our variable annuity contracts. We own all the assets in Separate Account B but such assets are kept separate from our other accounts.

Separate Account B is divided into subaccounts. Each subaccount invests exclusively in shares of one investment portfolio of a Trust or Fund. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Separate Account B without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account B. If the assets in Separate Account B exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.

Note: We currently offer other variable annuity contracts that invest in Separate Account B, but are not discussed in this prospectus. Separate Account B may also invest in other investment portfolios which are not available under your Contract. Under certain circumstances, we may make certain changes to the subaccounts. For more information, see "The Annuity Contract -- Addition, Deletion, or Substitution of Subaccounts and Other Changes."


ES II - 133973

--------------------------------------------------------------------------------
THE TRUSTS AND FUNDS
--------------------------------------------------------------------------------

You will find more detailed information about the Trusts and Funds currently available under your Contract in Appendix B -- The Investment Portfolios. A prospectus containing more complete information on each Trust or Fund may be obtained by calling our Customer Service Center at 800-366-0066. You should read the prospectus carefully before investing.

Certain funds are designated as "Master-Feeder" or "LifeStyle Funds." Funds offered in a Master-Feeder structure (such as the American Funds) or fund of funds structure (such as the LifeStyle Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities. See "Trust and Fund Expenses." Also, you should discuss with your registered representative whether the LifeStyle Funds are appropriate for you, particularly if you are a conservative investor.

If, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts or Funds conflict, we, the Boards of Trustees or Directors of the Trusts or Funds, and any other insurance companies participating in the Trusts or Funds will monitor events to identify and resolve any material conflicts that may arise.

--------------------------------------------------------------------------------
RESTRICTED FUNDS
--------------------------------------------------------------------------------

We may, with 30 days notice to you, designate any investment option as a Restricted Fund and limit the amount you may allocate or transfer to a Restricted Fund. We may also change the limitations on existing contracts with respect to new premiums added to investment portfolios and with respect to new transfers to investment portfolios. We may establish any limitations, at our discretion, as a percentage of premium or contract value, or as a specified dollar amount, and change the limitation at any time. Currently, we have not designated any investment option as a Restricted Fund. If we designate an investment option as a Restricted Fund or set applicable limitations, such change will apply only to transactions made after the designation.

We limit your investment in the Restricted Funds on an aggregate basis for all Restricted Funds and for each individual Restricted Fund. Currently, we limit an investment in Restricted Funds to the following limitations: no more than $999,999,999, and no more than 30 percent of contract value. We may change these limits, in our discretion, for new contracts, premiums, transfers or withdrawals.

We monitor the aggregate and individual limits on investments in Restricted Funds for each transaction (e.g. premium payments, reallocations, withdrawals, dollar cost averaging). If the contract value in the Restricted Funds has increased beyond the applicable limit due to market growth, we will not require the reallocation or withdrawal of contract value from the Restricted Funds. However, if the contract value in the Restricted Funds exceeds the aggregate limit, if you take a withdrawal, it must come from either the Restricted Funds or pro-rata from all investment options in which contract value is allocated, so that the percentage of contract value in the Restricted Funds following the withdrawal is less than or equal to the percentage of contract value in the Restricted Funds prior to the withdrawal.

We will not permit a transfer to the Restricted Funds if it would increase the contract value in the Restricted Fund or in all Restricted Funds to more than the applicable limits set forth above. We will not limit transfers from Restricted Funds. If the multiple reallocations lower the percentage of total contract value in Restricted Funds, we will permit the reallocation even if the percentage of contract value in a Restricted Fund is greater than its limit.

Please see "Withdrawals" and "Transfers Among Your Investments" in this prospectus for more information on the effect of Restricted Funds.

--------------------------------------------------------------------------------
COVERED FUNDS, SPECIAL FUNDS AND EXCLUDED FUNDS
--------------------------------------------------------------------------------

For purposes of determining death benefits and benefits under the optional benefit riders (but not the earnings multiplier benefit rider), we assign the investment options to one of three categories of funds. The categories are:

      1)    Covered Funds;


ES II - 133973

      2)    Special Funds; and

      3)    Excluded Funds.

Allocations to Covered Funds participate fully in all guaranteed benefits. Allocations to Special Funds could affect the death benefit and/or optional benefit rider guarantee that may otherwise be provided. Allocations to Excluded Funds do not participate in any guaranteed benefits, due to their potential for volatility. No investment options are currently designated as Excluded Funds.

Designation of investment options under these categories may vary by benefit. For example, we may designate an investment option a Special Fund for purposes of calculating a benefit under an optional benefit rider, but not a death benefit, or for calculating one death benefit and not another. We may, with 30 days notice to you, designate any investment option as a Special or Excluded Fund with respect to new premiums added to such investment option and also with respect to new transfers to such investment option. Please see Appendix G for examples.

--------------------------------------------------------------------------------
CHARGES AND FEES
--------------------------------------------------------------------------------

We deduct the Contract charges described below to compensate us for our costs and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administering the Contracts, including compensation and expenses paid in connection with sales of the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. The amount of a Contract charge will not always correspond to the actual costs associated with the charge. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. If there are any profits from fees and charges deducted under the Contract, including the mortality and expense risk charge and rider and benefit charges, we may use such profits to finance the distribution of Contracts.

Charge Deduction Subaccount

You may elect to have all charges against your contract value deducted directly from a single subaccount designated by the Company. Currently we use the Liquid Assets subaccount for this purpose. If you do not elect this option, or if the amount of the charges is greater than the amount in the designated subaccount, we will deduct the charges as discussed below. You may cancel this option at any time by sending satisfactory notice to our Customer Service Center.

Charges Deducted from the Contract Value

We deduct the following charges from your contract value:

      Surrender Charge. We will deduct a contingent deferred sales charge (a "surrender charge") if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the 8-year period from the date we receive and accept a premium payment. We base the surrender charge on a percentage of each premium payment withdrawn. The surrender charge is based on the amount requested for withdrawal. The surrender charge is deducted from the contract value remaining after you have received the amount requested for withdrawal. This charge is intended to cover sales expenses that we have incurred. We may reduce or waive the surrender charge in certain situations. We will never charge more than the maximum surrender charge. The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment as follows:

            Complete Years Elapsed           0         1         2        3         4         5        6         7         8+
                Since Premium Payment
            Surrender Charge                 8%        7%        6%       5%        4%        3%       2%        1%        0%

      Waiver of Surrender Charge for Extended Medical Care. We will waive the surrender charge in most states in the following events: (i) you begin receiving qualified extended medical care on or after the first contract anniversary for at least 45 days during a 60-day period and we receive your request for the surrender or withdrawal, together with all required documentation at our Customer Service Center during the term of your care or within 90 days after the last day of your care; or (ii) you are first diagnosed by a qualified medical professional, on or after the first contract anniversary, as having a qualifying terminal illness. We have the right to require an examination by a physician of our choice. If we require such an examination, we will pay for it. You are required to send us satisfactory written proof of illness. See your Contract for more information. The waiver of surrender charge may not be available in all states.


ES II - 133973

      Free Withdrawal Amount. The Free Withdrawal Amount is the total of (i) your cumulative earnings (which is your contract value less premium payments received and prior withdrawals), and (ii) 10% of premium payments not previously withdrawn received within 8 years prior to the date of the withdrawal.

      Surrender Charge for Excess Withdrawals. We will deduct a surrender charge for excess withdrawals, which may include a withdrawal you make to satisfy required minimum distribution requirements under the Internal Revenue Code (the "Code"). We consider a withdrawal to be an excess withdrawal when the amount you withdraw in any contract year exceeds the Free Withdrawal Amount. When you are receiving systematic withdrawals, any combination of regular withdrawals taken and any systematic withdrawals expected to be received in a contract year will be included in determining the amount of the excess withdrawal. Such a withdrawal will be considered a partial surrender of the Contract and we will impose a surrender charge and any associated premium tax. We will deduct such charges from the contract value in proportion to the contract value in each subaccount or Fixed Interest Allocation from which the excess withdrawal was taken. In instances where the excess withdrawal equals the entire contract value in such subaccounts or Fixed Interest Allocations, we will deduct charges proportionately from all other subaccounts and Fixed Interest Allocations in which you are invested. Any withdrawal from a Fixed Interest Allocation more than 30 days before its maturity date will trigger a Market Value Adjustment. See Appendix C and the Fixed Account II prospectus for more information.

For the purpose of calculating the surrender charge for an excess withdrawal:
(i) we treat premiums as being withdrawn on a first-in, first-out basis; and
(ii) amounts withdrawn which are not considered an excess withdrawal are not considered a withdrawal of any premium payments. We have included an example of how this works in Appendix E. Although we treat premium payments as being withdrawn before earnings for purpose of calculating the surrender charge for excess withdrawals, the federal tax law treats earnings as withdrawn first.

      Premium Taxes. We may charge for state and local premium taxes depending on your state of residence. These taxes can range from 0% to 3.5% of the premium payment. We have the right to change this amount to conform with changes in the law or if you change your state of residence.

We deduct the premium tax from your contract value on the annuity start date. However, some jurisdictions impose a premium tax at the time initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it when you surrender the Contract, when you take an excess withdrawal or on the annuity start date.

      Administrative Charge. We deduct an annual administrative charge on each Contract anniversary. If you surrender your Contract prior to a Contract anniversary, we deduct an administrative charge when we determine the cash surrender value payable to you. The charge is $30 per Contract. We waive this charge if your contract value is $100,000 or more at the end of a contract year or the total of your premium payments is $100,000 or more or under other conditions established by ING USA. We deduct the charge proportionately from all subaccounts in which you are invested. If there is no contract value in those subaccounts, we will deduct the charge from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until the charge has been paid.

      Transfer Charge. We currently do not deduct any charges for transfers made during a contract year. We have the right, however, to assess up to $25 for each transfer after the twelfth transfer in a contract year. The charge will not apply to any transfers due to the election of dollar cost averaging or automatic rebalancing.

Charges Deducted from the Subaccounts

      Mortality and Expense Risk Charge. The amount of the mortality and expense risk charge depends on the death benefit you have elected and on the category of contract owner to which you belong. We deduct the charge each business day based on the assets you have in each subaccount. If there are any profits from the mortality and expense risk charge, we may use such profits to finance the distribution of contracts.


ES II - 133973

      ----------------------------------------------------------------------------------------------------
                                                Quarterly Ratchet                        Max 7
                 Standard                            Enhanced                          Enhanced
               Death Benefit                      Death Benefit                      Death Benefit
      ----------------------------------------------------------------------------------------------------
                        Annual Charge                      Annual Charge                     Annual Charge
                         Expressed as                      Expressed as                       Expressed as
      Annual Charge       Daily Rate      Annual Charge     Daily Rate      Annual Charge      Daily Rate

          1.25%          0.003446%          1.50%        0.004141%         1.80%         0.004976%

      ----------------------------------------------------------------------------------------------------

      Asset-Based Administrative Charge. The amount of the asset-based administrative charge, on an annual basis, is equal to 0.15% of the assets you have in each subaccount. We deduct the charge from your assets in each subaccount on each business day at the rate of 0.000411% for each day since the previous business day.

      Earnings Multiplier Benefit Charge. Subject to state availability, you may purchase the earnings multiplier benefit rider for a non-qualified Contract either at issue or on the next contract anniversary following the introduction of the benefit in your state, if later. So long as the rider is in effect, we will deduct a separate quarterly charge for the rider through a pro-rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccounts, we will deduct the charges from your Fixed Interest Allocations starting with the allocation nearest its maturity date. If that is insufficient, we will deduct the charge from the allocation next nearest its maturity date, and so on. We deduct the rider charge on each quarterly contract anniversary in arrears, meaning we deduct the first charge on the first quarterly anniversary following the rider date. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current contract value immediately prior to the surrender or annuitization. The quarterly charge for the earnings multiplier benefit rider is 0.075% (0.30% annually). For a description of the rider, see "Earnings Multiplier Benefit Rider."

      Optional Rider Charges. In addition to the earnings multiplier benefit rider, subject to state availability, you may purchase one of two optional benefit riders that you may elect at issue. So long as the rider is in effect, we will deduct a separate quarterly charge for each optional benefit rider through a pro-rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccount, we will deduct the charges from your Fixed Interest Allocations nearest their maturity date. We deduct each rider charge on each quarterly contract anniversary in arrears, meaning we deduct the first charge on the first quarterly anniversary following the rider date. For a description of the riders and the defined terms used in connection with the riders, see "The Annuity Contract -- Optional Riders."

      Minimum Guaranteed Income Benefit (MGIB). The charge for the MGIB rider is as follows:

      -------------------------------------------------------------------------------------
      MGIB Rate        As an Annual Charge                  As a Quarterly Charge
      -------------------------------------------------------------------------------------
      7%               0.75% of the MGIB Charge Base        0.1875% of the MGIB Charge Base
      -------------------------------------------------------------------------------------


The MGIB Charge Base generally depends on the amount of premiums you pay during the first five contract years after you purchase the rider, when you pay the premiums, less a pro-rata deduction for any withdrawal made while the MGIB rider is in effect and accumulated at the MGIB Rate. The MGIB Charge Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of eligible premium (or contract value), subsequent allocation of eligible premium, withdrawals and transfers. Withdrawals and transfers between Covered, Special and Excluded Funds may reduce the applicable MGIB Charge Base by more than the amount withdrawn or transferred. Please see "Optional Riders - Minimum Guaranteed Income Benefit" for a description of the MGIB Charge Base.

      Minimum Guaranteed Withdrawal Benefit (MGWB). The annual charge for the MGWB rider is 0.35% (0.0875% quarterly) of the contract value. The charge is deducted from the contract value in the subaccounts on each quarterly contract anniversary date, in arrears. We will deduct charges during the period starting on the rider date and up to your Contract's Automatic Periodic Benefit Status. Automatic Periodic Benefit Status will occur if your contract value is reduced to zero and other conditions are met. Please see "Minimum Guaranteed Withdrawal Benefit - Automatic Periodic Benefit Status" later in this prospectus. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate immediately prior to the surrender or annuitization.


Please see the appendix that is applicable to you for the optional rider charges under your Contract.


ES II - 133973

Trust and Fund Expenses

Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. In addition, certain portfolios deduct a service fee, which is used to compensate service providers for administrative and contract holder services provided on behalf of the portfolios, and certain portfolios deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of shares of the applicable portfolio.

In addition to the fees and charges shown in the Fee Table, the Company may, from time to time, receive other compensation from the funds or the funds' affiliates. For example, investment advisers to the funds may make cash payments or provide expense reimbursements to the Company as an incentive for the Company to include the funds among the investment options available under your Contract and to provide certain services to contract owners that relate to the investment options.

In particular, we may receive compensation from the investment advisers, administrators or distributors of the portfolios in connection with administrative, distribution, or other services and cost savings experienced by the investment advisers, administrators or distributors. It is anticipated that such compensation will be based on assets of the particular portfolios attributable to the Contract. Some advisers, administrators or distributors may pay us more than others. During 2003, the Company received compensation from certain funds and funds' affiliates.

Certain funds are designated as "Master-Feeder" or "LifeStyle Funds." Funds offered in a Master Feeder structure (such as the American Funds) or fund of funds structure (such as LifeStyle Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities. The Fund Expense Table included in "Fees and Expenses" reflects the aggregate annual operating expenses of each portfolio and its corresponding underlying fund or funds. These funds are identified in the Fund Expense Table. See "Fees and Expenses -- Trust or Fund Expenses."

--------------------------------------------------------------------------------
THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

The Contract described in this prospectus is a deferred combination variable and fixed annuity contract. The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of the Trusts and Funds through Separate Account B. It also provides a means for you to invest in a Fixed Interest Allocation through the Fixed Account. See Appendix C and the Fixed Account II prospectus for more information on the Fixed Account.

Contract Date and Contract Year

The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

Contract Owner

You are the contract owner. You have the rights and options described in the Contract. One or more persons may own the Contract. If there are multiple owners named, the age of the oldest owner will determine the applicable death benefit if such death benefit is available for multiple owners.

The death benefit becomes payable when you die. In the case of a sole contract owner who dies before the annuity start date, we will pay the beneficiary the death benefit then due. The sole contract owner's estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner. In the case of a joint owner of the Contract dying before the annuity start date, we will designate the surviving contract owner as the beneficiary. This will override any previous beneficiary designation.

If the contract owner is a trust and a beneficial owner of the trust has been designated, the beneficial owner will be treated as the contract owner for determining the death benefit. If a beneficial owner is changed or added after the contract date, we will treat this as a change of contract owner for determining the death benefit (likely a taxable event). If no beneficial owner of the trust has been designated, the availability of Enhanced Death Benefits will be based on the age of the annuitant at the time you purchase the Contract.


      Contract Owner Categories. There are five categories of contract owners covered by this prospectus. For ease of reference, they are called Yr-2001, May-2002, Yr-2003, May-2003 and Yr-2004 contract owners. If you are a contract owner, the category of your Contract is indicated on your quarterly statements. If you are unsure which category applies to you, please call our Customer Service Center. The telephone number is (800) 366-0066.



ES II - 133973

The following is a general description of the categories:

      --------------------------------------------------------------------------

      --------------------------------------------------------------------------
      Yr-2001:            Contracts purchased on or after January 1, 2001,
                          which offer five death benefit options, including
                          the Annual Ratchet Enhanced Death Benefit to age 90,
                          offer an earnings multiplier benefit option and
                          optional benefit riders and under which the
                          determination of benefits when there are allocations
                          to Special Funds is based on the better of the
                          original Yr-2001 benefit calculation and the Special
                          Funds "floor" (as available in the state of issue at
                          the time of purchase).
      --------------------------------------------------------------------------
      May-2002:           Contracts purchased on or after May 1, 2002, which
                          offer five death benefit options, including the
                          Annual Ratchet Enhanced Death Benefit to age 90,
                          offer an earnings multiplier benefit option and
                          optional benefit riders, and under which the
                          determination of benefits when there are allocations
                          to Special Funds is the same as the Special Funds
                          "floor," but all withdrawals are pro-rata (as
                          available in the state of issue at the time of
                          purchase).
      --------------------------------------------------------------------------
      Yr-2003:            Contracts purchased on or after February 4, 2003
                          which have the same death benefits and living
                          benefits as May-2002 Contracts, but have a different
                          calculation of the Minimum Guaranteed Income Benefit
                          and higher charges for all three living benefit
                          optional riders (as available in the state of issue
                          at the time of purchase).
      --------------------------------------------------------------------------
      May-2003:           Contracts purchased on or after May 1, 2003 which are
                          the same as Yr-2003, but do not offer the Deferred
                          Ratchet Enhanced Death Benefit.
      --------------------------------------------------------------------------

      Yr-2004: Contracts purchased on or after March 15, 2004 which offer the Quarterly Ratchet Death Benefit, do not offer the 7% Solution Death Benefit, do not offer the Minimum Guaranteed Accumulation Benefit and
                          offer a Minimum Guaranteed Withdrawal Benefit with Reset and Step-Up Benefit options (as available in the state of issue at the time of purchase).
      --------------------------------------------------------------------------

A description of benefits and charges for Yr-2001, May-2002, Yr-2003 and May-2003 contract owners is included in the appendices to this prospectus, to the extent they differ from those described in this prospectus for Yr-2004 contract owners. Please retain this prospectus and the appendix that is applicable to you so you will have it for future reference.


      Joint Owner. For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner and the death benefit will be payable. Joint owners may only select the Standard Death Benefit option. The earnings multiplier benefit rider is not available when there are joint owners.

Any addition or deletion of a joint owner is treated as a change of owner which may affect the amount of the death benefit. See "Change of Contract Owner or Beneficiary" below. If you have elected an Enhanced Death Benefit, and you add a joint owner after issue, the Enhanced Death Benefit from the date of change will end. If the older joint owner is attained age 85 or under, the Standard Death Benefit will apply. If the older joint owner is attained age 86 or over on the date of the ownership change, the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. If you elected the earnings multiplier benefit rider, it will terminate if you add a joint owner after issue. Note that returning a Contract to single owner status will not restore any Enhanced Death Benefit or the earnings multiplier benefit. Unless otherwise specified, the term "age" when used for joint owners shall mean the age of the oldest owner.

Annuity Start Date

The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.


ES II - 133973

Annuitant

The annuitant is the person designated by you to be the measuring life in determining annuity payments. You are the annuitant unless you name another annuitant in the application. The annuitant's age determines when the income phase must begin and the amount of the annuity payments to be paid. The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date. You may not change the annuitant after the Contract is in effect.

If the contract owner is an individual, and the annuitant dies before the annuity start date and you have named a contingent annuitant, the contingent annuitant becomes the annuitant. If the annuitant dies before the annuity start date and there is no contingent annuitant, the contract owner will become the annuitant. The contract owner may designate a new annuitant within 60 days of the death of the annuitant. If the annuitant was the sole contract owner and there is no beneficiary designation, the annuitant's estate will be the beneficiary.

If the contract owner is not an individual, and the annuitant dies before the annuity start date, we will pay the designated beneficiary the death benefit then due. If a beneficiary has not been designated, or if there is no designated beneficiary living, the contract owner will be the beneficiary.

Regardless of whether a death benefit is payable, if the annuitant dies and any contract owner is not an individual, distribution rules under federal tax law will apply. You should consult your tax adviser for more information if you are not an individual.

Beneficiary

The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

If the beneficiary dies before the annuitant or the contract owner, we pay the death benefit proceeds to the contingent beneficiary, if any. If there is no surviving beneficiary, we pay the death benefit proceeds to the contract owner's estate.

One or more persons may be a beneficiary or contingent beneficiary. In the case of more than one beneficiary, we will assume any death benefit proceeds are to be paid in equal shares to the surviving beneficiaries, unless you indicate otherwise in writing.

      Change of Contract Owner or Beneficiary. During the annuitant's lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit, the guaranteed minimum death benefit and/or the death benefit option applied to the contract, the amount of the earnings multiplier benefit, if applicable, and the continuation of any other optional rider that you have elected. The new owner's age, as of the date of the change, will be used as the basis for determining the applicable benefits and charges. The new owner's death will determine when a death benefit is payable.

If you have elected the Standard Death Benefit option, the minimum guaranteed death benefit will continue if the new owner is age 85 or under on the date of the ownership change. For the Enhanced Death Benefit options, if the new owner is age 79 or under on the date that ownership changes, the minimum guaranteed death benefit will continue. If the new owner is age 80 to 85, the Enhanced Death Benefit will end, and the death benefit will become the Standard Death Benefit. For all death benefit options, 1) if the new owner's attained age is 86 or over on the date of the ownership change, or 2) if the new owner is not an individual (other than a trust for the benefit of the owner or annuitant), the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. Please note that once a death benefit has been changed due to a change in owner, a subsequent change to a younger owner will not restore any Enhanced Death Benefits.

If you have elected the earnings multiplier benefit rider, and the new owner is under age 76, the rider will continue. The benefit will be adjusted to reflect the attained age of the new owner as the issue age. We will use the Maximum Base and Benefit Base percentages in effect on the original rider date to calculate the benefit. If the new owner is age 76 or over, the rider will terminate. If you have not elected the earnings multiplier benefit rider, the new owner may not add the rider upon the change of ownership. If you have elected another optional rider, the rider will terminate upon a change of ownership.

A change of owner likely has tax consequences. See "Federal Tax Considerations" in this prospectus.

You have the right to change beneficiaries during the annuitant's lifetime unless you have designated an irrevocable


ES II - 133973
beneficiary. If you have designated an irrevocable beneficiary, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract. You may also restrict a beneficiary's right to elect an annuity option or receive a lump sum payment. If so, such rights or options will not be available to the beneficiary.

All requests for changes must be in writing and submitted to our Customer Service Center. The change will be effective as of the day we receive the request. The change will not affect any payment made or action taken by us before recording the change.

Purchase and Availability of the Contract

We will issue a Contract only if both the annuitant and the contract owner are age 85 or younger.

The initial premium payment must be $5,000 or more ($1,500 for qualified Contracts). You may make additional payments of $100 or more ($50 for qualified Contracts) at any time after the free look period before you turn age 85. Under certain circumstances, we may waive the minimum premium payment requirement. We may also change the minimum initial or additional premium requirements for certain group or sponsored arrangements. An initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,000,000 requires our prior approval. The Contract may not be available to all ages through all broker-dealers.

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. You should not buy this Contract: (i) if you are looking for a short-term investment; (ii) if you cannot risk getting back less money than you put in; or (iii) if your assets are in a plan which provides for tax-deferral and you see no other reason to purchase this Contract.

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other features and benefits including death benefits and the ability to receive a lifetime income. You should not purchase a qualified Contract unless you want these other features and benefits, taking into account their cost. See "Fees and Expenses" in this prospectus. If you are considering an Enhanced Death Benefit Option and/or the earnings multiplier benefit rider and your contract will be an IRA, see "Taxation of Qualified Contracts -- Individual Retirement Annuities" and "Tax Consequences of Enhanced Death Benefit" in this prospectus.

We and our affiliates offer other variable products that may offer some of the same investment portfolios. These products have different benefits and charges, and may or may not better match your needs. If you are interested in learning more about these other products, contact our Customer Service Center or your registered representative.

Crediting of Premium Payments

We will process your initial premium within 2 business days after receipt, if the application and all information necessary for processing the Contract are complete. We will process subsequent premium payments within 1 business day if we receive all information necessary. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain your initial premium payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold the premium payment until the application is completed. If you choose to have us hold the premium payment, it will be held in a non-interest bearing account.

We will allocate your initial payment according to the instructions you specified. If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative, we will consider the application incomplete. For initial premium payments designated for a subaccount of Separate Account B, we will credit the payment at the accumulation unit value next determined after we receive your premium payment and the completed application. Once the completed application is received, we will allocate the payment to the subaccounts of Separate Account B specified by you within 2 business days.

We will ask about any missing information related to subsequent payments. We will allocate the subsequent payment(s) pro-rata according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in the pro-rata calculations. If a subaccount is no longer available or requested in error, we will allocate the subsequent payment(s) proportionally among the other subaccount(s) in your current allocation or your allocation instructions. For any subsequent premium payments, we will credit the payment designated for a subaccount of Separate Account B at the accumulation unit value next determined after receipt of your premium payment and instructions.

Once we allocate your premium payment to the subaccounts selected by you, we convert the premium payment into


ES II - 133973
accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Separate Account B with respect to your Contract. The net investment results of each subaccount vary with its investment performance.

If your premium payment was transmitted by wire order from your broker/dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state availability and the procedures of your broker/dealer.

      1) If either your state or broker/dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within 5 days of the premium payment. If we do not receive the application or form within 5 days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid.

      2) If your state and broker/dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you or your representative, together with a Contract Acknowledgement and Delivery Statement for your execution. Until our Customer Service Center receives the executed Contract Acknowledgement and Delivery Statement, neither you nor the broker/dealer may execute any financial transactions on your Contract unless they are requested in writing by you. We may require additional information before complying with your request (e.g., signature guarantee).

In some states, we may require that an initial premium designated for a subaccount of Separate Account B or the Fixed Account be allocated to a subaccount specially designated by the Company (currently, the Liquid Assets subaccount) during the free look period. After the free look period, we will convert your contract value (your initial premium plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount. Initial premiums designated for Fixed Interest Allocations will be allocated to a Fixed Interest Allocation with the guaranteed interest period you have chosen; however, in the future we may allocate the premiums to the specially designated subaccount during the free look period.

We may also refuse to accept certain forms of premium payments or loan repayments, if applicable, (traveler's checks, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $500, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your premium payment and not issuing the contract.

Administrative Procedures

We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the contract value next determined only after you have met all administrative requirements.

Contract Value

We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of (i) the contract value in the Fixed Interest Allocations, and (ii) the contract value in each subaccount in which you are invested.

      Contract Value in Fixed Interest Allocations. The contract value in your Fixed Interest Allocation is the sum of premium payments allocated to the Fixed Interest Allocation under the Contract, plus contract value transferred to the Fixed Interest Allocation, plus credited interest, minus any transfers and withdrawals from the Fixed Interest Allocation (including any Market Value Adjustment applied to such withdrawal), contract fees (including, in some cases, fees for optional benefit riders) and premium taxes.

      Contract Value in the Subaccounts. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount and/or a Fixed Interest Allocation specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium not allocated to a Fixed Interest Allocation may be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Liquid Assets subaccount).


ES II - 133973

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

      1) We take the contract value in the subaccount at the end of the preceding business day.

      2) We multiply (1) by the subaccount's Net Rate of Return since the preceding business day.

      3)    We add (1) and (2).

      4) We add to (3) any additional premium payments, and then add or subtract any transfers to or from that subaccount.

      5) We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees and premium taxes.

Cash Surrender Value

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested and interest credited to Fixed Interest Allocations and any Market Value Adjustment. See the ING USA Fixed Account II prospectus for a description of the calculation of cash surrender value under any Fixed Interest Allocation. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee (unless waived), any optional benefit rider charge, and any other charges incurred but not yet deducted.

      Surrendering to Receive the Cash Surrender Value. You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender is effective on the date we receive your written request and the Contract at our Customer Service Center. After we receive all paperwork required for us to process your surrender, we will determine and pay the cash surrender value at the price next determined. Once paid, all benefits under the Contract will terminate. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the Liquid Assets subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax adviser regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59 1/2 may result in a 10% tax penalty. See "Federal Tax Considerations" for more details.

Addition, Deletion or Substitution of Subaccounts and Other Changes

We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract. We may also withdraw or substitute investment portfolios, subject to the conditions in your Contract and compliance with regulatory requirements.

We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) substitute another portfolio for existing and future investments. If you elected the dollar cost averaging, systematic withdrawals or automatic rebalancing programs, or if you have other outstanding instructions and we substitute or otherwise eliminate a portfolio subject to those instructions, we will execute your instructions using the substituted or proposed replacement portfolio, unless you request otherwise. The substitute or proposed replacement portfolio may have higher fees and charges than any portfolio it replaces. We will provide you with written notice before we make these changes.

We reserve the right to: (i) deregister Separate Account B under the 1940 Act;
(ii) operate Separate Account B as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Separate Account B as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Separate Account B; and (v) combine Separate Account B with other accounts.

We will provide you with written notice before we make any of these changes.

The Fixed Account

The Fixed Account is a segregated asset account which contains the assets that support a contract owner's Fixed Interest Allocations. See Appendix C and the Fixed Account II prospectus for more information.


ES II - 133973

Optional Riders

Subject to state availability, you may elect one of the two optional benefit riders discussed below. You may add only one of these two riders to your Contract. Each rider has a separate charge. Once elected, the riders generally may not be cancelled. You may not remove the rider and charges will be assessed regardless of the performance of your Contract. Please see "Charges and Fees -- Optional Rider Charges" for information on rider charges.

The following describes the optional riders for Contracts in the Yr-2004 category. A description of the calculation of the optional rider benefits for all other contract owners is included in the appendices to this prospectus, to the extent they differ from those described in the prospectus for Yr-2004 contract owners. Please retain this prospectus and the appendix that is applicable to you so you will have it for future reference.

The optional riders may not be available for all investors. You should analyze each rider thoroughly and understand it completely before you select one. The optional riders do not guarantee any return of principal or premium payments and do not guarantee performance of any specific investment portfolio under the contract. You should consult a qualified financial adviser in evaluating the riders.

The optional riders may not be approved in all states. Check with our Customer Service Center for availability in your state. The telephone number is (800) 366-0066.

Rider Date. The rider date is the date an optional benefit rider becomes effective. The rider date is also the contract date if you purchase the rider when the Contract is issued.

No Cancellation. Once you purchase a rider, you may not cancel it unless you cancel the Contract during the Contract's free look period, surrender, annuitize or otherwise terminate the Contract. These events automatically cancel any rider. Once the Contract continues beyond the free look period, you may not cancel the rider. The Company may, at its discretion, cancel and/or replace a rider at your request in order to renew or reset a rider.

Termination. The optional riders are "living benefits," which means the guaranteed benefits offered by the riders are intended to be available to you while you are living and while your Contract is in the accumulation phase. The optional riders automatically terminate if you:

      o annuitize, surrender or otherwise terminate your Contract during the accumulation phase; or

      o die during the accumulation phase (first owner to die if there are multiple contract owners, or at death of annuitant if contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract.

The optional riders will also terminate if there is a change in contract ownership (other than a spousal beneficiary continuation on your death). Other circumstances which may cause a particular optional rider to terminate automatically are discussed below with each rider.

Minimum Guaranteed Income Benefit Rider (MGIB). The MGIB rider is an optional benefit which guarantees a minimum amount of annuity income will be available to you if you annuitize on the MGIB Date, regardless of fluctuating market conditions. The amount of the Minimum Guaranteed Income Benefit will depend on the amount of premiums you pay during the five contract years after you purchase the rider, the amount of contract value you allocate or transfer to Special Funds or Excluded Funds, the MGIB Rate, the adjustment for Special Fund or Excluded Fund transfers, and any withdrawals you take while the rider is in effect. Thus, investing in Special Funds or Excluded Funds may limit the MGIB.


The following investment options are designated as Special Funds for purposes of calculating the MGIB: the ING Liquid Assets Portfolio, the ING VP Intermediate Bond Portfolio, the ING PIMCO Core Bond Portfolio, the ProFunds VP Rising Rates Opportunity Portfolio, the Fixed Account, the Fixed Interest Division and the TSA Special Fixed Account.

      For Contracts issued prior to May 1, 2003, the ING VP Intermediate Bond Portfolio and the ING PIMCO Core Bond Portfolio are not designated as Special Funds.


      For Contracts issued prior to September 2, 2003, the ProFunds VP Rising Rates Opportunity Portfolio is not designated as a Special Fund.

No investment options are currently designated as Excluded Funds.


ES II - 133973

The MGIB Rate is currently 7%. We may, at our discretion, discontinue offering this rate. The MGIB Rate is an annual effective rate.

For a discussion of the charges we deduct under the MGIB rider, see "Charges and Fees -- Optional Rider Charges."

Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed or the income factors in effect on the date you annuitize. If you purchase the MGIB rider, the amount of income that will be available to you upon annuitization on the MGIB Date is the greatest of:

      1) your annuity income based on your contract value adjusted for any Market Value Adjustment (see Appendix C and the Fixed Account II prospectus) on the MGIB Date applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

      2) your annuity income based on your contract value adjusted for any Market Value Adjustment (see Appendix C and the Fixed Account II prospectus) on the MGIB Date applied to the then-current income factors in effect for the annuity option you selected; or

      3) the MGIB annuity income based on your MGIB Base on the MGIB Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust the MGIB Base for any premium tax recovery and Market Value Adjustment (see Appendix C and the Fixed Account II prospectus) that would otherwise apply at annuitization.

The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract.

The MGIB Benefit Base is only a calculation used to determine the MGIB annuity income. The MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Benefit Base or Maximum MGIB Base.

The MGIB Benefit Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of eligible premium (or contract value), and subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date.

Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider. Payments under the rider begin on the MGIB Date. We require a 10-year waiting period before you can annuitize the MGIB rider benefit. The MGIB must be exercised in the 30-day period prior to the end of the waiting period or any subsequent contract anniversary. At your request, the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Date.

      Determining the MGIB Charge Base: The MGIB Charge Base is the greater of the MGIB Rollup Base and the MGIB Ratchet Base.

      (i) The MGIB Rollup Base is equal to the lesser of the Maximum MGIB Base and the sum of (a), (b) and (c) where:

            (a)   is the MGIB Rollup Base for Covered Funds;

            (b)   is the MGIB Rollup Base for Special Funds;

            (c)   is the MGIB Rollup Base for Excluded Funds; and

      (ii)  The MGIB Ratchet Base is equal to the sum of (a) and (b) where:

            (a)   is the MGIB Ratchet Base for Covered and Special Funds; and

            (b)   is the MGIB Ratchet Base for Excluded Funds.

      Determining the MGIB Annuity Income. On the MGIB Date, we calculate your MGIB annuity income as follows:

      1) We first determine your MGIB Benefit Base: The MGIB Benefit Base is equal to the greater of the MGIB Rollup Benefit Base and the MGIB Ratchet Benefit Base.


ES II - 133973

      (i) The MGIB Rollup Benefit Base is equal to the lesser of the Maximum MGIB Base and the sum of (a), (b) and (c) where:

            (a)   is the MGIB Rollup Base for Covered Funds;

            (b)   is the MGIB Rollup Base for Special Funds;

            (c)   is the contract value allocated to Excluded Funds; and

      (ii) The MGIB Ratchet Benefit Base is equal to the sum of (a) and (b) where:

            (a)   is the MGIB Ratchet Base for Covered and Special Funds; and

            (b)   is the contract value allocated to Excluded Funds.

      The Maximum MGIB Base is 300% of eligible premiums adjusted pro-rata for withdrawals. The Maximum MGIB Base is not allocated by Fund category.

      a)    Calculation of MGIB Rollup Benefit Base

            The MGIB Rollup Base allocated to Covered Funds equals the eligible premiums allocated to Covered Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rollup Rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Benefit Base reaching the Maximum MGIB Base, and at 0% thereafter.

            The MGIB Rollup Base allocated to Special Funds equals the eligible premiums allocated to Special Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect. There is no accumulation of MGIB Rollup Base allocated to Special Funds.

            The MGIB Rollup Base allocated to Excluded Funds equals the eligible premiums allocated to Excluded Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Benefit Base reaching the Maximum MGIB Base, and at 0% thereafter. The MGIB Rollup Base allocated to Excluded Funds is used only for transfer adjustments and rider charges. It is not used to determine benefits.

            Eligible premiums are those added more than 5 years before the earliest MGIB Benefit Date. Premiums paid after that are excluded from the MGIB Rollup Base.

            The MGIB Rollup Rate is currently 7%. We may, at our discretion, discontinue offering this rate. The MGIB Rollup Rate is an annual effective rate.

            Withdrawals reduce the MGIB Rollup Base on a pro-rata basis. The percentage reduction in the MGIB Rollup Base for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. For example, the value of the MGIB Rollup Base in Covered Funds after a withdrawal from one or more Covered Funds equals the value of the MGIB Rollup Base in Covered Funds before the withdrawal times the contract value in Covered Funds after the withdrawal divided by the contract value in Covered Funds before the withdrawal.

            Net transfers from Covered Funds will reduce the MGIB Rollup Base allocated to Covered Funds on a pro-rata basis. The resulting increase in the MGIB Rollup Base allocated to Special or Excluded Funds, as applicable, will equal the reduction in the MGIB Rollup Base allocated to Covered Funds.

            Net transfers from Special Funds will reduce the MGIB Rollup Base allocated to Special Funds on a pro-rata basis. The resulting increase in the MGIB Rollup Base allocated to Covered or Excluded Funds, as applicable, will equal the reduction in the MGIB Rollup Base allocated to Special Funds.

            Net transfers from Excluded Funds will reduce the MGIB Rollup Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGIB Rollup Base allocated to Covered or Special Funds, as applicable, will equal the lesser of the net contract value transferred and the change in the MGIB Rollup Base allocated to Excluded Funds.


ES II - 133973

      b)    Calculation of MGIB Ratchet Benefit Base

            The MGIB Ratchet Base for Covered Funds and Special Funds equals:

            o on the rider date, eligible premiums, or the contract value, if applicable, allocated to Covered Funds and Special Funds;

            o on each "quarterly anniversary date" prior to attainment of age 90, the MGIB Ratchet Base for Covered Funds and Special Funds is set equal to the greater of:

                  1) the current contract value allocated to Covered Funds and Special Funds (after any deductions occurring on that date); and

                  2) the MGIB Ratchet Base for Covered Funds and Special Funds from the most recent prior quarterly anniversary date, adjusted for any new eligible premiums and withdrawals attributable to Covered Funds or Special Funds, and transfers.

            o at other times, the MGIB Ratchet Base for Covered Funds and Special Funds is the MGIB Ratchet Base from the prior quarterly anniversary date, adjusted for subsequent eligible premiums and withdrawals attributable to Covered Funds or Special Funds, and transfers.

            The MGIB Ratchet Base for Excluded Funds is calculated the same as for Covered Funds and Special Funds, but for premiums, allocations, withdrawals or transfers attributable to Excluded Funds.

            Effect of Transfers on MGIB Ratchet Base:

            Net transfers from Covered or Special Funds to Excluded Funds will reduce the MGIB Ratchet Base allocated to Covered and Special Funds on a pro-rata basis. The resulting increase in the MGIB Ratchet Base allocated to Excluded Funds will equal the reduction in the MGIB Ratchet Base allocated to Covered and Special Funds.

            Net transfers from Excluded Funds to Covered or Special Funds will reduce the MGIB Ratchet Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGIB Ratchet Base allocated to Covered and Special Funds will equal the lesser of the net contract value transferred and the change in the MGIB Ratchet Base allocated to Excluded Funds.

            A "quarterly anniversary date" is the date three months from the contract date that falls on the same date in the month as the contract date. For example, if the contract date is February 12, the quarterly anniversary date is May 12. If there is no corresponding date in the month, the quarterly anniversary date will be the last date of such month. If the quarterly anniversary date falls on a weekend or holiday, we will use the value as of the subsequent business day.

      2) Then we determine the MGIB annuity income by multiplying your MGIB Benefit Base (adjusted for any Market Value Adjustment, surrender charge and premium taxes) by the income factor, and then divide by $1,000.

MGIB Income Options

The following are the MGIB Income Options available under the MGIB Rider:

      a) Income for Life (Single Life or Joint with 100% Survivor) and 10-20 year certain;

      b)    Income for a 20-30 year period certain;

      c) Any other income plan offered by the Company in conjunction with the MGIB rider on the MGIB Benefit Date.

You may elect to have payments under MGIB Income Options (a) and (b) increase annually at 1%, 2% or 3%.

Once during the life of the Contract, you have the option to elect to apply up to 50% of the MGIB Benefit Base to one of the MGIB Income Options available under the Rider. This option may only be exercised on a contract anniversary at or after the end of the waiting period. The portion of the MGIB Benefit Base so applied will be used to determine the MGIB income, as is otherwise described in the prospectus. The Contract Value will be reduced on a pro-rata basis. Any subsequent exercise of your right to receive payments under the MGIB rider must be for 100% of the remaining value. The amount applied to the partial annuitization will be treated as a withdrawal for purposes of adjusting contract and rider values.


ES II - 133973

Please note that if you elect partial annuitization, income payments received will be taxed as withdrawals. Please consult your tax adviser before making this election, as the taxation of partial annuitization is uncertain.

      Purchase. To purchase the MGIB rider, you must be age 79 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date. The MGIB rider must be purchased (i) on the contract date, or (ii) within thirty days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later. There is a ten-year waiting period before you can annuitize under the MGIB rider. This could reduce the MGIB.

      The MGIB Date. If you purchased the MGIB rider on the contract date or added the MGIB rider within 30 days following the contract date, the MGIB Date is the contract anniversary on or after the tenth contract anniversary when you decide to exercise your right to annuitize under the MGIB rider. If you added the MGIB rider at any other time, your MGIB Date is the contract anniversary at least 10 years after the rider date when you decide to exercise your right to annuitize under the MGIB rider.

      No Change of Annuitant. Once you purchase the MGIB rider, the annuitant may not be changed except for the following exception. If an annuitant who is not a contract owner dies prior to annuitization, a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Base is unaffected and continues to accumulate.

      Notification. On or about 30 days prior to the MGIB Date, we will provide you with notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise it. We will determine the actual amount of the MGIB annuity benefit as of the MGIB Date.

The MGIB rider does not restrict or limit your right to annuitize the Contract at any time permitted under the Contract. The MGIB rider does not restrict your right to annuitize the Contract using contract values that may be higher than the MGIB annuity benefit.

The benefits associated with the MGIB rider are available only if you annuitize your Contract under the rider and in accordance with the provisions set forth above. Annuitizing using the MGIB may result in a more favorable stream of income payments, and different tax consequences, under your Contract. Because the MGIB rider is based on conservative actuarial factors, the level of lifetime income that it guarantees may be less than the level that might be provided by the application of your Contract value to the Contract's applicable annuity factors. You should consider all of your options at the time you begin the income phase of your Contract.

Minimum Guaranteed Withdrawal Benefit Rider (MGWB). The MGWB rider, marketed under the name, ING PrincipalGuard Withdrawal Benefit, is an optional benefit which guarantees that if your contract value is reduced to zero, you will receive periodic payments. The amount of the periodic payments is based on the amount in the MGWB Withdrawal Account.

The guarantee provides that, subject to the conditions described below, the amount you will receive in periodic payments is equal to your Eligible Payment Amount adjusted for any prior withdrawals. Your Eligible Payment Amount depends on when you purchase the MGWB rider and equals:

      1) if you purchased the MGWB rider on the contract date: your premium payments received during the first two contract years

      2) if you purchased the MGWB rider after the contract date: your contract value on the Rider Date, including any premiums received that day, and any subsequent premium payments received during the two-year period commencing on the Rider Date.

To maintain the guarantee, withdrawals in any contract year may not exceed 7% of your Eligible Payment Amount adjusted, as defined below. If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero.

The MGWB Withdrawal Account is equal to the Eligible Payment Amount adjusted for any withdrawals and transfers between Covered and Excluded Funds. The MGWB Withdrawal Account is tracked separately for Covered and Excluded Funds. The MGWB Withdrawal Account equals the sum of (a) the MGWB Withdrawal Account allocated to Covered Funds, and (b) the lesser of (i) the MGWB Withdrawal Account allocated to Excluded Funds and (ii) the contract value in Excluded Funds. Thus, investing in the Excluded Funds may limit the MGWB Withdrawal Account. No investment options are currently designated as Excluded Funds for the Minimum Guaranteed Withdrawal Benefit.


ES II - 133973

The Maximum Annual Withdrawal Amount (or "MAW") is equal to 7% of the Eligible Payment Amount. Withdrawals from Covered Funds of up to the MAW will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal. Any withdrawals from Covered Funds greater than the MAW will cause a reduction in the MGWB Withdrawal Account allocated to Covered Funds by the proportion that the excess withdrawal bears to the remaining contract value in Covered Funds after the withdrawal of the MAW. All withdrawals from Excluded Funds will reduce the value of the MGWB Withdrawal Account allocated to Excluded Funds on a pro-rata basis. If a single withdrawal involves both Covered and Excluded Funds and exceeds 7%, the withdrawal will be treated as taken first from Covered Funds.

Any withdrawals greater than the MAW will also cause a reduction in the Eligible Payment Amount by the proportion that the excess portion of the withdrawal bears to the contract value remaining after withdrawal of the MAW at the time of the withdrawal. Once your contract value is zero, any periodic payments paid under the MGWB rider also reduce the MGWB Withdrawal Account by the dollar amount of the payments. If a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

Net transfers from Covered Funds to Excluded Funds will reduce the MGWB Withdrawal Account allocated to Covered Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Excluded Funds equals the reduction in the MGWB Withdrawal Account for Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the MGWB Withdrawal Account allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Covered Funds will equal the lesser of the reduction in the MGWB Withdrawal Account for Excluded Funds and the net contract value transferred.

You should not make any withdrawals if you wish to retain the option to elect the Step-Up Benefit (see below).

The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits.

      Guaranteed Withdrawal Status. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See "Withdrawals." However, making any withdrawals in any year greater than the MAW will reduce the Eligible Payment Amount and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider will remain in force and you may continue to make withdrawals each year so long as:

      1)    your contract value is greater than zero;

      2)    your MGWB Withdrawal Account is greater than zero;

      3)    you have not reached your latest allowable annuity start date;

      4)    you have not elected to annuitize your Contract; and

      5) you have not died (unless your spouse has elected to continue the Contract), changed the ownership of the Contract or surrendered the Contract.

The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

      Automatic Periodic Benefit Status. Under the MGWB rider, in the event your contract value is reduced to zero, your Contract is given Automatic Periodic Benefit Status, if:

      1)    your MGWB Withdrawal Account is greater than zero;

      2)    you have not reached your latest allowable annuity start date;

      3)    you have not elected to annuitize your Contract; and

      4) you have not died, changed the ownership of the Contract or surrendered the Contract.


ES II - 133973

Once your Contract is given Automatic Periodic Benefit Status, we will pay you the annual MGWB periodic payments, beginning on the next contract anniversary until the earliest of (i) your Contract's latest annuity start date, (ii) the death of the owner; or (iii) your MGWB Withdrawal Account is exhausted. These payments are equal to the lesser of the remaining MGWB Withdrawal Account or the MAW. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status, we will not accept any additional premium payments in your Contract, and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of (i) payment of all MGWB periodic payments, (ii) payment of the Commuted Value (defined below) or (iii) the owner's death.

On the Contract's latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then-remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury STRIPS as quoted by a national quoting service for period(s) applicable to the remaining payments. Once we pay you the last MGWB periodic payment or the Commuted Value, your Contract and the MGWB rider terminate.


      Reset Option. Beginning on the fifth contract anniversary following the Rider Date, if the contract value is greater than the MGWB Withdrawal Account, you may choose to reset the MGWB Rider. The effect will be to terminate the existing MGWB Rider and add a new MGWB Rider ("New Rider"). The MGWB Withdrawal Account under the New Rider will equal the contract value on the date the New Rider is effective. The charge for the MGWB under the New Rider and any right to reset again will be based on the terms of the New Rider when it is issued. We reserve the right to limit the reset election to contract anniversaries only. If you elect the Reset Option, the Step-Up Benefit is not available.


      Step-Up Benefit. If the Rider Date is the same as the Contract Date, beginning on the fifth contract anniversary following the Rider Date, if you have not made any previous withdrawals, you may elect to increase the MGWB Withdrawal Account, the adjusted Eligible Payment Amount and the MAW by a factor of 20%. This option is available whether or not the contract value is greater than the MGWB Withdrawal Account. If you elect the Step-Up Benefit:


      1) we reserve the right to increase the charge for the MGWB Rider up to a maximum annual charge of 1.00% of contract value;


      2) you must wait at least five years from the Step-Up date to elect the Reset Option.

The Step-Up Benefit may be elected only one time under the MGWB Rider. We reserve the right to limit the election of the Step-Up Benefit to contract anniversaries only. Please note that if you have a third party investment advisor who charges a separate advisory fee, and you have chosen to use withdrawals from your Contract to pay this fee, these will be treated as any other withdrawals, and the Step-Up Benefit will not be available.

      Death of Owner


            Before Automatic Periodic Benefit Status. The MGWB rider terminates on the first owner's date of death (death of annuitant, if there is a non-natural owner), but the death benefit is payable. However, if the beneficiary is the owner's spouse, the spouse elects to continue the Contract, and the contract value steps up to the minimum guaranteed death benefit, the MGWB Withdrawal Account and MAW are also reset. The MGWB charge will continue at the existing rate. Reset upon spousal continuation does not affect any then existing Reset Option.


            During Automatic Periodic Benefit Status. The death benefit payable during Automatic Periodic Benefit Status is your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments.

      Purchase. To purchase the MGWB rider, you must be age 80 or younger on the Rider Date. The MGWB rider must be purchased (i) on the contract date, or (ii) within 30 days after the contract date. If the rider is not yet available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

For a discussion of the charges we deduct under the MGWB rider, see "Charges and Fees -- Optional Rider Charges." Each payment you receive under the MGWB rider will be taxed as a withdrawal and may be subject to a penalty tax. See "Withdrawals" and "Federal Tax Considerations" for more information.


ES II - 133973

Other Contracts

We offer other variable annuity contracts that also invest in the same portfolios of the Trusts. These contracts have different charges that could affect their performance, and may offer different benefits more suitable to your needs. To obtain more information about these other contracts, contact our Customer Service Center or your registered representative.

--------------------------------------------------------------------------------
WITHDRAWALS
--------------------------------------------------------------------------------

Except under certain qualified contracts, you may withdraw all or part of your money any time during the accumulation phase and before the death of the contract owner. If you request a withdrawal for more than 90% of the cash surrender value, and the remaining cash surrender value after the withdrawal is less than $2,500, we will treat it as a request to surrender the Contract. If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you will incur a surrender charge. The Free Withdrawal Amount is the total of (i) your cumulative earnings (which is your contract value less premium payments received and prior withdrawals), and (ii) 10% of premium payments not previously withdrawn received within 8 years prior to the date of the withdrawal.

You need to submit to us a written request specifying the Fixed Interest Allocations or subaccounts from which to withdraw amounts, otherwise we will make the withdrawal on a pro-rata basis from all of the subaccounts in which you are invested. If there is not enough contract value in the subaccounts, we will deduct the balance of the withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request. We will apply a Market Value Adjustment to any withdrawal from your Fixed Interest Allocation taken more than 30 days before its maturity date. Definitive guidance on the proper federal tax treatment of the Market Value Adjustment has not been issued. You may want to discuss the potential tax consequences of a Market Value Adjustment with your tax adviser. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The contract value may be more or less than the premium payments made.

If the aggregate percentage cap on allocations to the Restricted Funds has been exceeded, any subsequent withdrawals must be taken so that the percentage of contract value in the Restricted Funds following the withdrawal would not be greater than the percentage of contract value in the Restricted Funds prior to the withdrawal. If a requested withdrawal would cause the percentage cap to be exceeded, the amount of the withdrawal in excess of the cap would be taken pro-rata from all variable subaccounts.

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the Liquid Assets subaccount) prior to processing the withdrawal. This transfer will not affect the withdrawal amount you receive.

Please be aware that the benefit we pay under certain optional benefit riders will be reduced by any withdrawals you take while the optional benefit rider is in effect. See "Optional Riders."

We offer the following three withdrawal options:

Regular Withdrawals

After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100. We will apply a Market Value Adjustment to any regular withdrawal you take from a Fixed Interest Allocation more than 30 days before its maturity date. See Appendix C and the Fixed Account II prospectus for more information on the application of Market Value Adjustment.

Systematic Withdrawals

You may choose to receive automatic systematic withdrawal payments (i) from the contract value in the subaccounts in which you are invested, or (ii) from the interest earned in your Fixed Interest Allocations. You may not elect the systematic withdrawal option if you are taking IRA withdrawals. Systematic withdrawals may be taken monthly, quarterly or annually. If you have contract value allocated to one or more Restricted Funds, and you elect to receive systematic withdrawals from the subaccounts in which you are invested, the systematic withdrawals must be taken pro-rata from all subaccounts in which contract value is invested. If you do not have contract value allocated to a Restricted Fund and choose systematic withdrawals on a non pro-rata basis, we will monitor the withdrawals annually. If you subsequently allocate contract value to one or more Restricted Funds, we will require you to take your systematic withdrawals on a pro-rata basis from all subaccounts in which contract value is invested.


ES II - 133973

You decide when you would like systematic payments to start as long as it is at least 28 days after your contract date. You also select the date on which the systematic withdrawals will be made, but this date cannot be later than the 28th day of the month. If you have elected to receive systematic withdrawals but have not chosen a date, we will make the withdrawals on the same calendar day of each month as your contract date. If your contract date is after the 28th day of the month, your systematic withdrawal will be made on the 28th day of each month.

Each systematic withdrawal amount must be a minimum of $100. The amount of your systematic withdrawal can either be (i) a fixed dollar amount or (ii) an amount based on a percentage of the premiums not previously withdrawn from the subaccounts in which you are invested. Both forms of systematic withdrawals are subject to the following maximum, which is calculated on each withdrawal date:

      ----------------------------------------------------------
                                           Maximum Percentage
                                              of Premiums
      Frequency                         not Previously Withdrawn
      ----------------------------------------------------------
      Monthly                                   0.833%
      Quarterly                                 2.50%
      Annually                                 10.00%
      ----------------------------------------------------------

If your systematic withdrawal is a fixed dollar amount and the amount to be withdrawn would exceed the applicable maximum percentage of your premium payments not previously withdrawn on any withdrawal date, we will automatically reduce the amount withdrawn so that it equals such percentage. Thus, your fixed dollar systematic withdrawals will never exceed the maximum percentage. If you want fixed dollar systematic withdrawals to exceed the maximum percentage and are willing to incur associated surrender charges, consider the Fixed Dollar Systematic Withdrawal Feature discussed below which you may add to your regular fixed dollar systematic withdrawal program.

If your systematic withdrawal is based on a percentage of the premiums not previously withdrawn from the subaccounts in which you are invested, and the amount to be withdrawn based on that percentage would be less than $100, we will automatically increase the amount to $100 as long as it does not exceed the maximum percentage. If the systematic withdrawal would exceed the maximum percentage, we will send the amount, and then automatically cancel your systematic withdrawal option.

We limit systematic withdrawals from Fixed Interest Allocations to interest earnings during the prior month, quarter, or year, depending on the frequency you chose. Systematic withdrawals are not subject to a Market Value Adjustment, unless you have added the Fixed Dollar Systematic Withdrawal Feature discussed below and the payments exceed interest earnings. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. A Fixed Interest Allocation may not participate in both the systematic withdrawal option and the dollar cost averaging program at the same time.

You may change the amount or percentage of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. If you submit a subsequent premium payment after you have applied for systematic withdrawals, we will not adjust future withdrawals under the systematic withdrawal program unless you specifically request that we do so. The systematic withdrawal option may commence in a contract year where a regular withdrawal has been taken but you may not change the amount or percentage of your withdrawals in any contract year during which you have previously taken a regular withdrawal.

Subject to availability, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the beneficiary's lifetime ("stretch"). Stretch payments will be subject to the same limitations as systematic withdrawals, and non-qualified stretch payments will be reported on the same basis as other systematic withdrawals.

      Fixed Dollar Systematic Withdrawal Feature. You may add the Fixed Dollar Systematic Withdrawal Feature to your regular fixed dollar systematic withdrawal program. This feature allows you to receive a systematic withdrawal in a fixed dollar amount regardless of any surrender charges or Market Value Adjustments. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. You choose the amount of the fixed systematic withdrawals, which may total up to an annual maximum of 10% of your premium payments not previously withdrawn as determined on the day we receive your election of this feature. We will not recalculate the maximum limit when you make additional premium payments, unless you instruct us to do so. We will assess a surrender charge on the withdrawal date if the withdrawal exceeds the


ES II - 133973
maximum limit as calculated on the withdrawal date. We will assess a Market Value Adjustment on the withdrawal date if the withdrawal from a Fixed Interest Allocation exceeds your interest earnings on the withdrawal date. We will apply the surrender charge and any Market Value Adjustment directly to your contract value (rather than to the withdrawal) so that the amount of each systematic withdrawal remains fixed.

Flat dollar systematic withdrawals which are intended to satisfy the requirements of Section 72(q) or 72(t) of the Code may exceed the maximum. Such withdrawals are subject to surrender charges and Market Value Adjustments when they exceed the applicable maximum percentage.

IRA Withdrawals

If you have a non-Roth IRA Contract and will be at least age 70 1/2 during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service ("IRS") rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. You may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date. If your contract date is after the 28th day of the month, your IRA withdrawal will be made on the 28th day of each month.

You may request us to calculate the amount you are required to withdraw from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have, see the SAI. Or, we will accept your written instructions regarding the calculated amount required to be withdrawn from your Contract each year. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

An IRA withdrawal from a Fixed Interest Allocation in excess of the amount allowed under systematic withdrawals will be subject to a Market Value Adjustment and may be subject to surrender charge.

Consult your tax adviser regarding the tax consequences associated with taking withdrawals. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59 1/2 may result in a 10% penalty tax. See "Federal Tax Considerations" for more details.

--------------------------------------------------------------------------------
TRANSFERS AMONG YOUR INVESTMENTS
--------------------------------------------------------------------------------

Between the end of the free look period and the annuity start date, you may transfer your contract value among the subaccounts in which you are invested and your Fixed Interest Allocations. We currently do not charge you for transfers made during a contract year, but reserve the right to charge for each transfer after the twelfth transfer in a contract year. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgment or in accordance with applicable law. We will apply a Market Value Adjustment to transfers from a Fixed Interest Allocation taken more than 30 days before its maturity date, unless the transfer is made under the dollar cost averaging program. Keep in mind that transfers between Covered Funds, Special Funds and Excluded Funds and other investment portfolios may negatively impact your death benefit or rider benefits.


ES II - 133973

If you allocate contract value to an investment option that has been designated as a Restricted Fund, your ability to transfer contract value to the Restricted Fund may be limited. A transfer to the Restricted Funds will not be permitted to the extent that it would increase the contract value in the Restricted Fund to more than the applicable limits following the transfer. We do not limit transfers from Restricted Funds. If the result of multiple reallocations is to lower the percentage of total contract value in the Restricted Fund, the reallocation will be permitted even if the percentage of contract value in the Restricted Fund is greater than the limit.

Please be aware that the benefit we pay under an optional benefit rider may be affected by certain transfers you make while the rider is in effect. Transfers, including those involving Special Funds or Excluded Funds, may also affect your optional rider base. See "The Annuity Contract -- Optional Riders."

The minimum amount that you may transfer is $100 or, if less, your entire contract value held in a subaccount or a Fixed Interest Allocation. To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. We will determine transfer values at the end of the business day on which we receive the transfer request at our Customer Service Center. If we receive your transfer request after 4 p.m. eastern time or the close of regular trading of the New York Stock Exchange, we will make the transfer on the next business day.

Separate Account B and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We may require personal identifying information to process a request for transfer made over the telephone, over the internet or other approved electronic means.

Limits Imposed by Underlying Funds. Orders for the purchase of fund shares may be subject to acceptance or rejection by the underlying fund. We reserve the right to reject, without prior notice, any allocation of a premium payment to a subaccount if the subaccount's investment in its corresponding fund is not accepted by the fund for any reason.

Limits on Frequent or Disruptive Transfers. The Contract is not designed to serve as a vehicle for frequent trading. Frequent trading can disrupt management of a fund and raise its expenses through: 1) increased trading and transaction costs; 2) forced and unplanned portfolio turnover; 3) lost opportunity costs; and 4) large asset swings that decrease the fund's ability to provide maximum investment return to all contract owners. This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies and make frequent transfers should not purchase the Contract.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract owners. Such restrictions could include: (1) not accepting transfer instructions from an agent acting on behalf of more than one contract owner; and
(2) not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract owner at a time.

We monitor transfer activity. With regard to frequent transfers, in the event that an individual's or organization's transfer activity:

      1.    exceeds our then-current monitoring standard for frequent trading;

      2. is identified as problematic by an underlying fund even if the activity does not exceed our monitoring standard for frequent trading; or

      3. if we determine in our sole discretion that such transfer activity may not be in the best interests of other contract owners,

we reserve the right to take any necessary action to deter such activity. Such actions may include, but are not limited to, the suspension of trading privileges via facsimile, telephone, email and internet, and the limiting of trading privileges to submission by regular U.S. mail. We will notify you in writing if we take any of these actions.

Our current definition of frequent trading is more than one purchase and sale of the same underlying fund within a 30-day period. We do not count transfers associated with scheduled dollar cost averaging or automatic rebalancing programs, transfers involving funds that affirmatively permit short-term trading in their fund shares, such as the ProFund portfolios, movement between such funds and the Liquid Assets Portfolio, and transfers involving certain de minimis amounts when determining whether trading activity is excessive. We reserve the right to modify our general standard, or the standard as it may apply to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners and fund investors and/or state or federal regulatory requirements.


ES II - 133973

In addition, if, due to the excessive dollar amounts of trades, even though not within our then current definition of frequent trading, an individual's or organization's transfer activity is determined, in our sole discretion, to be disruptive, we may take the same actions as are described above to limit frequent transfers.

The Company does not allow waivers to the above policy. Our excessive trading policy may not be completely successful in preventing market timing or excessive trading activity.

We currently require that orders received via facsimile to effect transactions in subaccounts that invest in ProFund portfolios be received at our Customer Service Center no later than 3 p.m. eastern time.

Dollar Cost Averaging

You may elect to participate in our dollar cost averaging program if you have at least $1,200 of contract value in (i) the Liquid Assets subaccount, or (ii) a Fixed Interest Allocation with either a 6-month or a 1-year guaranteed interest period. These subaccounts or Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccounts selected by you. We also may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively for use with the dollar cost averaging program. The DCA Fixed Interest Allocations require a minimum premium payment of $1,200 directed into a DCA Fixed Interest Allocation. A Fixed Interest Allocation or DCA Fixed Interest Allocation may not participate in the dollar cost averaging program and in systematic withdrawals at the same time.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

Unless you have a DCA Fixed Interest Allocation, you elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. If your source account is the Liquid Assets subaccount or a 1-year Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 12. If your source account is a 6-month Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by
6. You may change the transfer amount once each contract year. If you have a DCA Fixed Interest Allocation, there is no minimum or maximum transfer amount. We will transfer all your money allocated to that source account into the subaccount(s) in equal payments over the selected 6-month or 1-year period. The last payment will include earnings accrued over the course of the selected period. If you make an additional premium payment into a Fixed Interest Allocation subject to dollar cost averaging, the amount of your transfers under the dollar cost averaging program remains the same, unless you instruct us to increase the transfer amount.

Transfers from a Fixed Interest Allocation or a DCA Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment. However, if you terminate the dollar cost averaging program for a DCA Fixed Interest Allocation and there is money remaining in the DCA Fixed Interest Allocation, we will transfer the remaining money to the Liquid Assets subaccount. Such transfer will trigger a Market Value Adjustment if the transfer is made more than 30 days before the maturity date of the DCA Fixed Interest Allocation.

If you do not specify to which subaccounts you want to transfer the dollar amount of the source account, we will transfer the money to the subaccounts in which you are invested on a proportional basis. The transfer date is the same day each month as your contract date. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date.

You are permitted to transfer contract value to a Restricted Fund, subject to the limitations described above in this section and in "Appendix B -- The Investment Portfolios." Compliance with the individual and aggregate Restricted Fund limits will be reviewed when the dollar cost averaging program is established. Transfers under the dollar cost averaging program must be within those limits. We will not review again your dollar cost averaging election for compliance with the individual and aggregate limits for investment in the Restricted Funds except in the case of the transactions described below.


ES II - 133973

      o Amount added to source account: If you add amounts to the source account which would increase the amount to be transferred under the dollar cost averaging program, we will review the amounts to be transferred to ensure that the individual and aggregate limits are not being exceeded. If such limits would be exceeded, we will require that the dollar cost averaging transfer amounts be changed to ensure that the transfers are within the limits based on the then-current allocation of contract value to the Restricted Fund(s) and the then-current value of the amount designated to be transferred to that Restricted Fund(s).

      o Additional premium paid: Up to the individual Restricted Fund percentage limit may be allocated to a Restricted Fund. If you request more than the individual limit be allocated to a Restricted Fund, we will look at the aggregate limit, subtract the current allocation to Restricted Funds, and subtract the current value of amounts to be transferred under the dollar cost averaging program to Restricted Funds. The excess, if any, is the maximum that may be allocated pro-rata to the Restricted Funds.

      o Reallocation request is made while the dollar cost averaging program is active: If the reallocation would increase the amount allocated to Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to Restricted Funds and less the current value of any remaining amounts to be transferred under the dollar cost averaging program to the Restricted Funds.

We may offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program, stop offering DCA Fixed Interest Allocations or otherwise modify, suspend or terminate this program. Such change will not affect any dollar cost averaging programs in operation at the time.

Automatic Rebalancing

If you have at least $10,000 of contract value invested in the subaccounts of Separate Account B, you may elect to have your investments in the subaccounts automatically rebalanced. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period. Transfers made pursuant to automatic rebalancing do not count toward the 12-transfer limit on free transfers.

You are permitted to reallocate between Restricted and non-Restricted Funds, subject to the limitations described above, in this section and in Appendix B -- The Investment Portfolios. If the reallocation would increase the amount allocated to the Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to all Restricted Funds.

We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated to the Fixed Account. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro-rata.

To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro-rata basis. Additional premium payments and partial withdrawals made on a pro-rata basis will not cause the automatic rebalancing program to terminate.

--------------------------------------------------------------------------------
DEATH BENEFIT CHOICES
--------------------------------------------------------------------------------

Death Benefit During the Accumulation Phase

During the accumulation phase, a death benefit (and earnings multiplier benefit, if elected) is payable when either the contract owner or the first of joint owners or the annuitant (when a contract owner is not an individual) dies. Assuming you are the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. We calculate the death benefit value as of the close of the business day on which we receive written notice and due proof of death, as well as any required paperwork, at our Customer Service Center ("claim date"). If your beneficiary wants to receive the death benefit on a date later than this, it may affect the amount of the benefit payable in the future. The proceeds may be received in a single sum, applied to any of the annuity options, or, if available, paid over the beneficiary's lifetime. (See "Systematic Withdrawals" above). A beneficiary's right to elect an annuity option or receive a lump-sum payment may have been restricted by the contract owner. If so, such rights or options will not be available to the beneficiary.


ES II - 133973

If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. Unless you elect otherwise, the distribution will be made into an interest bearing account, backed by our general account that is accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time without penalty. We will generally pay death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. For information on required distributions under federal income tax laws, you should see "Required Distributions upon Contract Owner's Death." Interest earned on this account may be less than interest paid on other settlement options.

The following describes the death benefit options for contract owners in the Yr-2004 category. For a description of the death benefits applicable under your Contract if you are in a different category, please see the applicable appendix. Please retain this prospectus and the appendix that is applicable to you so you will have it for future reference. If you are unsure of which category applies to you, please call our Customer Service Center.

You may choose one of the following Death Benefits: (i) the Standard Death Benefit, (ii) the Quarterly Ratchet Enhanced Death Benefit or (iii) the Max 7 Enhanced Death Benefit. The Quarterly Ratchet Enhanced Death Benefit and the Max 7 Enhanced Death Benefit are available only if the contract owner or the annuitant (if the contract owner is not an individual) is not more than 79 years old at the time of purchase. The Enhanced Death Benefits are available only at the time you purchase your Contract. The Enhanced Death Benefits are not available where a Contract is owned by joint owners. If you do not choose a death benefit, your death benefit will be the Standard Death Benefit.

Once you choose a death benefit, you cannot change it. We may stop or suspend offering any of the Enhanced Death Benefit options to new Contracts. A change in ownership of the Contract may affect the amount of the death benefit and the Enhanced Death Benefit. The MGWB rider may also affect the death benefit.

The death benefit may be subject to certain mandatory distribution rules required by federal tax law.

We use the Base Death Benefit to help determine the minimum death benefit payable under each of the death benefit options described below. You do not elect the Base Death Benefit. The Base Death Benefit is equal to the greater of:

      1)    the contract value; or

      2)    the cash surrender value.

The Standard Death Benefit equals the greater of:

      1)    the Base Death Benefit; and

      2) the Standard Minimum Guaranteed Death Benefit ("Standard MGDB") for amounts allocated to Covered Funds plus the contract value allocated to Excluded Funds.

The Standard MGDB allocated to Covered Funds equals premiums allocated to Covered Funds less pro-rata adjustments for any withdrawals and transfers.

The Standard MGDB allocated to Excluded Funds equals premiums allocated to Excluded Funds less pro-rata adjustments for any withdrawals and transfers. This calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Withdrawals reduce the Standard MGDB on a pro-rata basis. The percentage reduction in the Standard MGDB for each Fund category (i.e. Covered or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall Standard MGDB.

      o Net transfers from Covered Funds to Excluded Funds will reduce the Standard MGDB in the Covered Funds on a pro-rata basis. The increase in the Standard MGDB allocated to Excluded Funds will equal the decrease in the Standard MGDB in Covered Funds.

      o Net transfers from Excluded Funds to Covered Funds will reduce the Standard MGDB in Excluded Funds on a pro-rata basis. The increase in the Standard MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the decrease in the Standard MGDB in Excluded Funds.


ES II - 133973

Enhanced Death Benefit Options. Under the Enhanced Death Benefit options, if you die before the annuity start date, your beneficiary will receive the greater of the Standard Death Benefit or the Enhanced Death Benefit option elected. We may, with 30 days notice to you, designate any investment portfolio as a Special Fund or Excluded Fund on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. Selecting a Special Fund or Excluded Fund may limit or reduce the Enhanced Death Benefit.

For the period during which a portion of the contract value is allocated to a Special Fund or Excluded Fund, we may, at our discretion, reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during that period.

The Quarterly Ratchet Enhanced Death Benefit equals the greater of:

      1)    the Standard Death Benefit; and

      2) the Quarterly Ratchet Minimum Guaranteed Death Benefit ("Quarterly Ratchet MGDB") allocated to Covered Funds plus the contract value allocated to Excluded Funds.

No funds are currently designated as Excluded Funds for purposes of the Quarterly Ratchet MGDB.

The Quarterly Ratchet MGDB allocated to Covered Funds on the contract date equals the premium allocated to Covered Funds. On each quarterly anniversary (three months from the contract date and each three month anniversary of that date) that occurs on or prior to attainment of age 90, the Quarterly Ratchet MGDB in Covered Funds will be set to the greater of:

      1) the current contract value in Covered Funds (after deductions occurring as of that date); and

      2) the Quarterly Ratchet MGDB in Covered Funds from the prior quarterly anniversary (after deductions occurring on that date), adjusted for new premiums, and partial withdrawals attributable to Covered Funds, and transfers.

Other than on quarterly anniversaries, the Quarterly Ratchet MGDB in the Covered Funds is equal to the Quarterly Ratchet MGDB in the Covered Funds from the last quarterly anniversary, adjusted for new premiums, and partial withdrawals attributable to Covered Funds, and transfers.

The Quarterly Ratchet MGDB allocated to Excluded Funds on the contract date equals the premium allocated to Excluded Funds. The calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds. On each quarterly anniversary that occurs on or prior to attainment of age 90, the Quarterly Ratchet MGDB in Excluded Funds will be set to the greater of:

      1) the current contract value in Excluded Funds (after deductions occurring as of that date); or

      2) the Quarterly Ratchet MGDB in the Excluded Funds from the prior quarterly anniversary (after deductions occurring on that date), adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers.

Other than on quarterly anniversaries, the Quarterly Ratchet MGDB in the Excluded Funds is equal to the Quarterly Ratchet MGDB in the Excluded Funds from the last quarterly anniversary, adjusted for new premiums, and partial withdrawals attributable to Excluded Funds, and transfers.

Withdrawals reduce the Quarterly Ratchet MGDB on a pro-rata basis. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Net transfers from Covered Funds to Special or Excluded Funds will reduce the Quarterly Ratchet MGDB in Covered Funds on a pro-rata basis. The increase in the Quarterly Ratchet MGDB allocated to Special or Excluded Funds, as applicable, will equal the decrease in the Quarterly Ratchet MGDB in Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the Quarterly Ratchet MGDB in Excluded Funds on a pro-rata basis. The increase in the Quarterly Ratchet MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the reduction in the Quarterly Ratchet MGDB in Excluded Funds

The Max 7 Enhanced Death Benefit equals the greater of the Quarterly Ratchet Enhanced Death Benefit and the 7% Solution Death Benefit Element. Each element of the Max 7 Enhanced Death Benefit is determined independently of the other at all times.


ES II - 133973

The 7% Solution Death Benefit Element is the greater of:

      1)    the Standard Death Benefit; and

      2)    the lesser of:

            a) 3 times all premium payments, adjusted for withdrawals (the "cap"); and

            b) the sum of the 7% Solution Minimum Guaranteed Death Benefit Element ("7% MGDB") allocated to Covered Funds, the 7% MGDB allocated to Special Funds, and the contract value allocated to Excluded Funds.


For purposes of calculating the 7% Solution Death Benefit Element, the following investment options are designated as Special Funds: the ING Liquid Assets Portfolio, the ING VP Intermediate Bond Portfolio, the ING PIMCO Core Bond Portfolio, the ProFunds VP Rising Rates Opportunity Portfolio, the Fixed Account, the Fixed Interest Division, and the TSA Special Fixed Account.

      For Contracts issued prior to May 1, 2003, the ING VP Intermediate Bond Portfolio and the ING PIMCO Core Bond Portfolio are not designated as Special Funds.


      For Contracts issued prior to September 2, 2003, the ProFunds VP Rising Rates Opportunity Portfolio is not designated as a Special Fund.

No investment options are currently designated as Excluded Funds.

The 7% MGDB allocated to Covered Funds equals premiums allocated to Covered Funds, adjusted for withdrawals and transfers, accumulated at 7% until age 80 or the 7% MGDB reaches the cap. There is no accumulation once the cap is reached. Payment of additional premiums may cause the accumulation to resume, but there is no catch-up for any period where accumulation was suspended.

The 7% MGDB allocated to Special Funds equals premiums allocated to Special Funds, adjusted for withdrawals and transfers. There is no accumulation of Minimum Guaranteed Death Benefit allocated to Special Funds.

The 7% MGDB allocated to Excluded Funds is determined in the same way as the 7% MGDB for Covered Funds, but the calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Withdrawals reduce the 7% MGDB on a pro-rata basis. The percentage reduction in the 7% MGDB for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The percentage reduction in the cap equals the percentage reduction in total contract value resulting from the withdrawal. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall 7% MGDB, but do affect the amount of the 7% MGDB in a particular Fund category. Net transfers from among the Funds will reduce the 7% MGDB in the Funds on a pro-rata basis.

Note: In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefits may not be available in all states.

Earnings Multiplier Benefit Rider. The earnings multiplier benefit rider is an optional rider that provides a separate death benefit in addition to the death benefit provided under the death benefit options described above. The rider is subject to state availability and is available only for issue ages 75 or under. You may add it at issue of the Contract or, if not yet available in your state, on the next contract anniversary following introduction of the rider in your state. The date on which the rider is added is referred to as the "rider effective date."

If the rider is added at issue, the rider provides a benefit equal to a percentage of the gain under the Contract, up to a gain equal to 150% of premiums adjusted for withdrawals ("Maximum Base"). Currently, if added at issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: i) the Maximum Base; and ii) the contract value on the claim date minus premiums adjusted for withdrawals. If added after issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: i) 150% of the contract value on the rider effective date, plus subsequent premiums adjusted for subsequent withdrawals; and ii) the contract value on the claim date minus the contract value on the rider effective date, minus subsequent premiums adjusted for subsequent withdrawals.


ES II - 133973

The adjustment to the benefit for withdrawals is pro-rata, meaning that the benefit will be reduced by the proportion that the withdrawal bears to the contract value at the time of the withdrawal.

There is an extra charge for the earnings multiplier benefit rider and once selected, it may not be revoked. The rider does not provide a benefit if there is no gain under the Contract. As such, the Company would continue to assess a charge for the rider, even though no benefit would be payable at death under the rider if there are no gains under the Contract. Please see "Charges and Fees -- Earnings Multiplier Benefit Charge" for a description of the charge.

The rider is available for both non-qualified and qualified contracts. Please see the discussions of possible tax consequences in "Federal Tax
Considerations," "Individual Retirement Annuities," "Taxation of Qualified Contracts," and "Tax Consequences of Enhanced Death Benefit," in this prospectus.

Death Benefit During the Income Phase

If any contract owner or the annuitant dies after the annuity start date, we will pay the beneficiary any certain benefit remaining under the annuity in effect at the time.

Continuation After Death -- Spouse

If at the contract owner's death, the surviving spouse of the deceased contract owner is the beneficiary and such surviving spouse elects to continue the contract as his or her own, the following will apply:

If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value on that date is greater than zero, we will add such difference to the contract value. We will allocate such addition to the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the addition to the Liquid Assets subaccount, or its successor. Such addition to contract value will not affect the guaranteed death benefit or any living benefit rider values. Any addition to contract value is available only to the spouse of the owner as of the date of death of the owner if such spouse under the provisions of the contract elects to continue the contract as his or her own.

The death benefits under each of the available options will continue, based on the surviving spouse's age on the date that ownership changes.

At subsequent surrender, we will waive any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner. Any premiums paid later will be subject to any applicable surrender charge.

If you elected the earnings multiplier benefit rider, and the benefit would otherwise be payable, we will add the benefit to the contract value and allocate the benefit among the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the benefit to the Liquid Assets subaccount, or its successor.

The earnings multiplier benefit rider will continue, if the surviving spouse is eligible based on his or her attained age. If the surviving spouse is older than the maximum rider issue age, the rider will terminate. The Maximum Base and the percentages will be reset based on the adjusted contract value. The calculation of the benefit going forward will be: (i) based on the attained age of the spouse at the time of the ownership change using current values as of that date;
(ii) computed as if the rider were added to the Contract after issue and after the increase; and (iii) based on the Maximum Base and percentages in effect on the original rider date. However, we may permit the surviving spouse to elect to use the then-current Maximum Base and percentages in the benefit calculation.

Continuation After Death -- Not a Spouse

If the beneficiary or surviving joint owner is not the spouse of the owner, the contract may continue in force subject to the required distribution rules of the Code. See next section, "Required Distributions Upon Contract Owner's Death."

If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value also on that date, is greater than zero, we will add such difference to the contract value. Such addition will be allocated to the variable subaccounts in proportion to the contract value in the subaccounts, unless we are directed otherwise. If there is no contract value in any subaccount, the addition will be allocated to the Liquid Assets subaccount, or its successor.

The death benefit will then terminate. At subsequent surrender, any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner will be waived. No additional premium payments may be made.


ES II - 133973

If you elected the earnings multiplier benefit rider, and the benefit would otherwise be payable, we will add the benefit to the contract value and allocate the benefit among the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the benefit to the Liquid Assets subaccount, or its successor. The earnings multiplier benefit rider then terminates, whether or not a benefit was payable under the terms of the rider.

Required Distributions Upon Contract Owner's Death

We will not allow any payment of benefits provided under a non-qualified Contract which does not satisfy the requirements of Section 72(s) of the Code.

If any contract owner of a non-qualified contract dies before the annuity start date, we will distribute the death benefit payable to the beneficiary as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner's date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner's date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner's date of death.

Notwithstanding (a) and (b) above, if the sole contract owner's beneficiary is the deceased owner's surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner's death. Upon receipt of such election from the spouse at our Customer Service Center: (i) all rights of the spouse as contract owner's beneficiary under the Contract in effect prior to such election will cease; (ii) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (iii) all rights and privileges granted by the Contract or allowed by us will belong to the spouse as contract owner of the Contract. We deem the spouse to have made this election if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner's beneficiary is not a spouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner's death.

Subject to availability, and our then current rules, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the life expectancy of the beneficiary ("stretch"). "Stretch" payments will be subject to the same limitations as systematic withdrawals, and non-qualified "stretch" payments will be reported on the same basis as other systematic withdrawals.

If we do not receive an election from an owner's beneficiary who is not a spouse within the 1-year period after the contract owner's date of death, then we will pay the death benefit to the owner's beneficiary in a cash payment within five years from the date of death. We will determine the death benefit as of the date we receive proof of death. Such cash payment will be in full settlement of all our liability under the Contract.

If a contract owner dies after the annuity start date, all of the contract owner's rights granted under the Contract or allowed by us will pass to the contract owner's beneficiary.

If a contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner, and the surviving joint owner will become the beneficiary of the Contract. If any contract owner is not an individual, the death of an annuitant shall be treated as the death of a contract owner.

Effect of MGWB on Death Benefit

If you die before Automatic Periodic Benefit Status under the MGWB rider, the death benefit is payable, but the rider terminates. However, if the beneficiary is the owner's spouse, and the spouse elects to continue the Contract, the death benefit is not payable until the spouse's death. Please see "Minimum Guaranteed Withdrawal Benefit Rider- Death of Owner" for a description of the impact of the owner's death on the MGWB Rider.

If you die during Automatic Periodic Benefit Status, the death benefit payable is your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments. Please see "Minimum Guaranteed Withdrawal Benefit Rider."


ES II - 133973

--------------------------------------------------------------------------------
THE ANNUITY OPTIONS
--------------------------------------------------------------------------------

Annuitization of Your Contract

If the annuitant and contract owner are living on the annuity start date, we will begin making payments to the contract owner under an income plan. We will make these payments under the annuity option you chose. You may change an annuity option by making a written request to us at least 30 days before the annuity start date. The amount of the payments will be determined by applying your contract value, adjusted for any applicable Market Value Adjustment, on the annuity start date in accordance with the annuity option you chose. The MGIB annuity benefit may be available if you have purchased the MGIB rider, provided the waiting period and other specified conditions have been met.

You may also elect an annuity option on surrender of the Contract for its cash surrender value or you may choose one or more annuity options for the payment of death benefit proceeds while it is in effect and before the annuity start date. If, at the time of the contract owner's death or the annuitant's death (if the contract owner is not an individual), no option has been chosen for paying death benefit proceeds, the beneficiary may choose an annuity option within 60 days. In all events, payments of death benefit proceeds must comply with the distribution requirements of applicable federal tax law.

The minimum monthly annuity income payment that we will make is $20. We may require that a single sum payment be made if the contract value is less than $2,000 or if the calculated monthly annuity income payment is less than $20.

For each annuity option we will issue a separate written agreement putting the annuity option into effect. Before we pay any annuity benefits, we require the return of your Contract. If your Contract has been lost, we will require that you complete and return the applicable lost Contract form. Various factors will affect the level of annuity benefits, such as the annuity option chosen, the applicable payment rate used and the investment performance of the portfolios and interest credited to the Fixed Interest Allocations.

Our current annuity options provide only for fixed payments. Fixed annuity payments are regular payments, the amount of which is fixed and guaranteed by us. Some fixed annuity options provide fixed payments either for a specified period of time or for the life of the annuitant. The amount of life income payments will depend on the form and duration of payments you chose, the age of the annuitant or beneficiary (and gender, where appropriate under applicable law), the total contract value applied to periodic income payments, and the applicable payment rate.

Our approval is needed for any option where:

      1) The person named to receive payment is other than the contract owner or beneficiary;

      2)    The person named is not a natural person, such as a corporation; or

      3) Any income payment would be less than the minimum annuity income payment allowed.

Selecting the Annuity Start Date

You select the annuity start date, which is the date on which the annuity payments commence. The annuity start date must be at least 5 years from the contract date but before the month immediately following the annuitant's 90th birthday, or 10 years from the contract date, if later. If, on the annuity start date, a surrender charge remains, the elected annuity option must include a period certain of at least 5 years.

If you do not select an annuity start date, it will automatically begin in the month following the annuitant's 90th birthday, or 10 years from the contract date, if later.

If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. For more information, see "Federal Tax Considerations" and the SAI. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you reach age 70 1/2 or, in some cases, retire. Distributions may be made through annuitization or withdrawals. You should consult a tax adviser for tax advice before investing.

Frequency of Annuity Payments

You choose the frequency of the annuity payments. They may be monthly, quarterly, semi-annually or annually. If we do not receive written notice from you, we will make the payments monthly. There may be certain restrictions on minimum payments that we will allow.

Beneficiary Rights

A beneficiary's right to elect an annuity option or receive a lump sum may have been restricted by the contract owner. If so, such options will not be available to the beneficiary.


ES II - 133973

The Annuity Options

We offer the 4 annuity options shown below. Payments under Options 1, 2 and 3 are fixed. Payments under Option 4 may be fixed or variable, although only fixed payments are currently available. For a fixed annuity option, the contract value in the subaccounts is transferred to the Company's general account.

      Option 1. Income for a Fixed Period. Under this option, we make monthly payments in equal installments for a fixed number of years based on the contract value on the annuity start date. We guarantee that each monthly payment will be at least the amount stated in your Contract. If you prefer, you may request that payments be made in annual, semi-annual or quarterly installments. We will provide you with illustrations if you ask for them. If the cash surrender value or contract value is applied under this option, a 10% penalty tax may apply to the taxable portion of each income payment until the contract owner reaches age 59 1/2.

      Option 2. Income for Life with a Period Certain. Under this option, we make payments for the life of the annuitant in equal monthly installments and guarantee the income for at least a period certain, such as 10 or 20 years. Other periods certain may be available to you on request. You may choose a refund period instead. Under this arrangement, income is guaranteed until payments equal the amount of your Contract. If the person named lives beyond the guaranteed period, we will continue payments until his or her death. We guarantee that each payment will be at least the amount specified in the Contract corresponding to the person's age on his or her last birthday before the annuity start date. Amounts for ages not shown in the Contract are available if you ask for them. If you do not choose an annuity option, we will select this option with a 10-year period certain for you.

      Option 3. Joint Life Income. This option is available when there are 2 persons named to determine annuity payments. At least one of the persons named must be either the contract owner or beneficiary of the Contract. We guarantee monthly payments will be made as long as at least one of the named persons is living. There is no minimum number of payments. Monthly payment amounts are available if you ask for them.

      Option 4. Annuity Plan. Under this option, your contract value can be applied to any other annuitization plan that we choose to offer on the annuity start date. Annuity payments under Option 4 may be fixed or variable. If variable and subject to the 1940 Act, it will comply with the requirements of such Act.

Payment When Named Person Dies

When the person named to receive payment dies, we will pay any amounts still due as provided in the annuity agreement between you and ING USA. The amounts we will pay are determined as follows:

      1) For Option 1, or any remaining guaranteed payments under Option 2, we will continue payments. Under Options 1 and 2, the discounted values of the remaining guaranteed payments may be paid in a single sum. This means we deduct the amount of the interest each remaining guaranteed payment would have earned had it not been paid out early. We will base the discount interest rate on the interest rate used to calculate the payments for Options 1 and 2.

      2) For Option 3, no amounts are payable after both named persons have died.

      3) For Option 4, the annuity option agreement will state the amount we will pay, if any.

--------------------------------------------------------------------------------
OTHER CONTRACT PROVISIONS
--------------------------------------------------------------------------------

Reports to Contract Owners

We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report. You have 30 days to notify our Customer Service Center of any errors or discrepancies contained in the report and in any confirmation notice. We will also send you copies of any shareholder reports of the investment portfolios in which Separate Account B invests, as well as any other reports, notices or documents we are required by law to furnish to you.

Suspension of Payments

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (i) when the New York Stock Exchange is


ES II - 133973
closed; (ii) when trading on the New York Stock Exchange is restricted; (iii) when an emergency exists as determined by the SEC so that the sale of securities held in Separate Account B may not reasonably occur or so that the Company may not reasonably determine the value of Separate Account B's net assets; or (iv) during any other period when the SEC so permits for the protection of security holders. We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

In Case of Errors in Your Application

If an age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought had the age or gender not been misstated.

Assigning the Contract as Collateral

You may assign a non-qualified Contract as collateral security for a loan but you should understand that your rights and any beneficiary's rights may be subject to the terms of the assignment. An assignment likely has federal tax consequences. You should consult a tax adviser for tax advice. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

Contract Changes -- Applicable Tax Law

We have the right to make changes in the Contract to continue to qualify the Contract as an annuity under applicable federal tax law. We will give you advance notice of such changes.

Free Look


You may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value (which may be more or less than the premium payments you paid) or, if required by your state, the original amount of your premium payment. For purposes of the refund during the free look period,
(i) we adjust your contract value for any market value adjustment (if you have invested in the Fixed Account), and (ii) then we include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios and the potential positive or negative effect of the market value adjustment, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. In these states, your premiums designated for investment in the subaccounts may be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the Liquid Assets subaccount). We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states as well as premiums designated for a Fixed Interest Allocation be allocated to the specially designated subaccount during the free look period. Your Contract is void as of the day we receive your Contract and cancellation request in good order. We determine your contract value at the close of business on the day we void your Contract. If you keep your Contract after the free look period and the investment is allocated to a subaccount specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount, and/or in the Fixed Interest Allocation chosen by you.


Special Arrangements

We may reduce or waive any Contract, rider, or benefit fees or charges for certain group or sponsored arrangements, under special programs, and for certain employees, agents, and related persons of our parent corporation and its affiliates. We reduce or waive these items based on expected economies, and the variations are based on differences in costs or services.

Selling the Contract


Our affiliate Directed Services, Inc. ("DSI"), 1475 Dunwoody Drive, West Chester, PA 19380 is the principal underwriter and distributor of the Contract as well as for other ING USA contracts. DSI, a New York corporation, is registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc. ("NASD").


DSI does not retain any commissions or compensation paid to it by ING USA for Contract sales. DSI enters into selling agreements with affiliated and unaffiliated broker/dealers to sell the Contracts through their registered representatives who are licensed to sell securities and variable insurance products ("selling firms"). Selling firms are also registered with the SEC and are NASD member firms.


ES II - 133973

DSI pays selling firms compensation for the promotion and sale of the Contracts. Registered representatives of the selling firms who solicit sales of the Contracts typically receive a portion of the compensation paid by DSI to the selling firm in the form of commissions or other compensation, depending on the agreement between the selling firm and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the Separate Account. We intend to recoup this compensation and other sales expenses paid to selling firms through fees and charges imposed under the Contracts.

DSI pays selling firms for Contract sales according to one or more schedules. This compensation is generally based on a percentage of premium payments. Selling firms may receive commissions of up to 9.0% of premium payments. In addition, selling firms may receive ongoing annual compensation of up to 1.25% of all, or a portion, of values of Contracts sold through the firm. Individual representatives may receive all or a portion of compensation paid to their selling firm, depending on the firm's practices. Commissions and annual compensation, when combined, could exceed 9.0% of total premium payments. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, DSI may pay or allow other promotional incentives or payments in the form of cash or other compensation to selling firms.

DSI may also pay selling firms additional compensation or reimbursement for their efforts in selling Contracts to you and other customers, including for, among other things, training of sales personnel, marketing or other sales-related services they provide to us or our affiliates. This compensation or reimbursement is not reflected in the fees and expenses listed in the fee table section of this prospectus. In addition, DSI may enter into special compensation arrangements with certain selling firms based on those firms' aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all selling firms, and the terms of such arrangements may differ among selling firms based on various factors. Any such compensation payable to a selling firm will not result in any additional direct charge to you by us.

Affiliated selling firms may include Baring Investment Services, Inc., Compulife Investor Services, Inc., Financial Network Investment Corporation, Granite Investment Services, Inc., Guaranty Brokerage Services, Inc., ING America Equities, Inc., ING Barings Corp., ING Direct Funds Limited, ING DIRECT Securities, Inc., ING Financial Advisers LLC, ING Financial Partners, Inc., ING Funds Distributor, LLC, ING Furman Selz Financial Services LLC, ING TT&S (U.S.) Securities, Inc., Multi-Financial Securities Corporation, PrimeVest Financial Services, Inc. and Systematized Benefits Administrators, Inc.

DSI may also compensate wholesalers/distributors, and their sales management personnel, for Contract sales within the wholesale/distribution channel. This compensation may be based on a percentage of premium payments and/or a percentage of Contract values.

We do not pay any additional compensation on the sale or exercise of any of the Contract's optional benefit riders offered in this prospectus.

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

Voting Rights

We will vote the shares of a Trust owned by Separate Account B according to your instructions. However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract's contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust shareholder meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all contracts in that subaccount. We will also vote shares we hold in Separate Account B which are not attributable to contract owners in the same proportion.

State Regulation

We are regulated by the Insurance Department of the State of Iowa. We are also subject to the insurance laws and regulations of all jurisdictions where


ES II - 133973
we do business. The Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

Legal Proceedings

We are not aware of any pending legal proceedings which involve Separate Account B as a party.

We are, or may be in the future, a defendant in various legal proceedings in connection with the normal conduct of our insurance operations. Some of these cases may seek class action status and may include a demand for punitive damages as well as for compensatory damages. In the opinion of management, the ultimate resolution of any existing legal proceeding is not likely to have a material adverse effect on our ability to meet our obligations under the contract.

Directed Services, Inc., the principal underwriter and distributor of the contract, is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contract.

Industry Developments - Trading

As with many financial services companies, the Company and affiliates of the Company have received requests for information from various governmental and self-regulatory agencies in connection with investigations related to trading in investment company shares. In each case, full cooperation and responses are being provided. The Company is also reviewing its policies and procedures in this area.

Experts


The audited consolidated financial statements and schedules of the Company as of December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003 along with the statement of assets and liabilities of Separate Account B as of December 31, 2003 and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, appearing in the SAI and Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing in the SAI and in the Registration Statement, and are included in reliance on such reports given on the authority of such firm as experts in accounting and auditing.


--------------------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

Introduction

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

      o Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;

      o Tax laws change. It is possible that a change in the future could affect contracts issued in the past;

      o This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes, foreign taxes or any other tax provisions; and

      o We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information, contact the Internal Revenue Service (IRS).

Types of Contracts: Non-Qualified or Qualified

The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Non-qualified contracts are purchased with after tax contributions and are not related to retirement plans that receive special income tax treatment under the Code.


ES II - 133973

Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(a), 403(b), 408, 408A or 457 of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on your tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan in order to continue receiving favorable tax treatment. Some retirement plans are subject to additional distribution and other requirements that are not incorporated into our Contract. Because the Plan is not part of the Contract, we are not bound by any Plan's terms or conditions. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

Taxation of Non-Qualified Contracts

      Taxation Prior to Distribution

      We believe that if you are a natural person you will generally not be taxed on increases in the value of a non-qualified Contract until a distribution occurs or until annuity payments begin. This assumes that the Contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. In order to receive deferral of taxation, the following requirements must be satisfied:

            Diversification. Internal Revenue Code Section 817(h) requires investments of a variable account be adequately diversified in order for a contract to be treated as annuity contract for federal income tax purposes. The Treasury has issued regulations which set the standards for measuring the adequacy of any diversification. To be adequately diversified, each variable investment option must meet certain tests. Each sub-account's corresponding fund has represented that it will meet the diversification standards that apply to your policy. It is intended that Separate Account B, through the subaccounts, will satisfy these diversification requirements.

            Investor Control. Although earnings under non-qualified contracts are generally not taxed until withdrawn, the Internal Revenue Service (IRS) has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner's gross income. The Treasury announced that it will issue guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account. It is possible that the Treasury's position, when announced, may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.

            Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. See "Death Benefit Choices" for additional information on required distributions from non-qualified contracts.

            Non-Natural Persons. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser.

            Delayed Annuity Starting Date. If the Contract's annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

ES II - 133973

      Taxation of Distributions

            General. When a withdrawal from a non-qualified Contract occurs (including amounts paid to you under the MGWB rider), the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the contract at that time. Investment in the contract is generally equal to the amount of all contributions to the contract, less the aggregate amount of non-taxable distributions previously made. The contract value that applies for this purpose is unclear in some respects. For example, the living benefits provided under the Contract, i.e., the MGWB and MGIB, as well as the market value adjustment could increase the contract value that applies. Thus, the income on the Contracts could be higher than the amount of income that would be determined without regard to such benefits. As a result, you could have higher amounts of income than will be reported to you.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's investment in the contract.

            10% Penalty Tax. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

      o     made on or after the taxpayer reaches age 59 1/2;

      o     made on or after the death of a contract owner;

      o     attributable to the taxpayer's becoming disabled; or

      o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

            Tax-Free Exchanges. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the "investment in the contract" in the old contract will carry over to the new contract. You should consult with your tax advisor regarding procedures for making Section 1035 exchanges.

If your Contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

      o First, from any remaining "investment in the contract" made prior to August 14, 1982 and exchanged into the Contract;

      o Next, from any "income on the contract" attributable to the investment made prior to August 14, 1982;

      o     Then, from any remaining "income on the contract"; and

      o     Lastly, from any remaining "investment in the contract."

The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. However, the IRS has reserved the right to treat transactions it considers abusive as ineligible for favorable partial 1035 tax-free exchange treatment. The IRS has not provided any additional guidance on what it considers abusive. It is not certain whether the IRS would treat an immediate withdrawal or annuitization after a partial exchange as abusive. In addition, it is unclear how the IRS will treat a partial exchange from a life insurance, endowment, or annuity contract directly into an immediate annuity. Currently, we will accept a partial 1035 exchange from a non-qualified annuity into a deferred annuity or an immediate annuity as a tax-free transaction unless we believe that we would be expected to treat the transaction as abusive. We are not responsible for the manner in which any other


ES II - 133973
insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. We strongly advise you to discuss any proposed 1035 exchange with your tax advisor prior to proceeding with the transaction.

            Taxation of Annuity Payments. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitizations, such as those associated with the MGIB benefit, as withdrawals rather than as annuity payments. Please consult your tax adviser before electing a partial annuitization.

            Death Benefits. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract value and receive payments. The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

            Assignments and Other Transfers. A transfer, pledge or assignment of ownership of a Contract, or the designation of an annuitant or payee other than an owner, may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, pledge, assignment, or designation or exchange, should consult a tax adviser as to the tax consequences.

            Immediate Annuities. Under section 72 of the Tax Code, an immediate annuity means an annuity (1) which is purchased with a single premium, (2) with annuity payments starting within one year from the date of purchase, and (3) which provides a series of substantially equal periodic payments made annually or more frequently. Treatment as an immediate annuity will have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-natural persons, and for certain policy exchanges.

            Multiple Contracts. The tax law requires that all non-qualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year are treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

            Withholding. We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

Taxation of Qualified Contracts

      General

      The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.


ES II - 133973

You will not generally pay taxes on earnings from the annuity contract described in this prospectus until they are withdrawn. When an annuity contract is used to fund one of these tax qualified retirement arrangements, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. Tax-qualified retirement arrangements under Tax Code sections 401(a), 401(k), 403(a), 403(b) or governmental 457 plans also generally defer payment of taxes on earnings until they are withdrawn (or in the case of a non-governmental 457 plan, paid or made available to you or a designated beneficiary). However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your local representative.

      Distributions - General

      For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the plan participant for whose benefit the contract is purchased (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the plan participant reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than by April 1 of the calendar year following the calendar year in which the individual contract owner reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death. Please note that required minimum distributions under qualified Contracts may be subject to surrender charge and/or market value adjustment, in accordance with the terms of the Contract. This could affect the amount that must be taken from the Contract in order to satisfy required minimum distributions.

      Direct Rollovers

      If the Contract is used in connection with a pension, profit-sharing, or annuity plan qualified under sections 401(a) or 403(a) of the Code, or is a tax-sheltered annuity under section 403(b) of the Code, or is used with an eligible deferred compensation plan that has a government sponsor and that is qualified under section 457(b), any "eligible rollover distribution" from the Contract will be subject to direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under section 401(a) of the Code, qualified annuity plan under section 403(a) of the Code, section 403(b) annuity or custodial account, or an eligible section 457(b) deferred compensation plan that has a government sponsor, excluding certain amounts (such as minimum distributions required under section 401(a)(9) of the Code, distributions which are part of a "series of substantially equal periodic payments" made for life or a specified period of 10 years or more, or hardship distributions as defined in the tax law).

Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, you will receive a notice (from the plan administrator or us) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

      Corporate and Self-Employed Pension and Profit Sharing Plans

      Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

      Individual Retirement Annuities - General

      Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into


ES II - 133973
an IRA. Also, amounts in another IRA or individual retirement account can be rolled over or transferred tax-free to an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans for Employees (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. If you make a tax-free rollover of a distribution from any of these IRAs, you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

      Individual Retirement Annuities - Distributions

      All distributions from a traditional IRA are taxed as received unless either one of the following is true:

      o The distribution is rolled over to a plan eligible to receive rollovers or to another traditional IRA or certain qualified plans in accordance with the Tax Code; or

      o You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. The requirements do not apply to Roth IRA contracts while the owner is living. These rules may dictate one or more of the following:

      o     Start date for distributions;

      o The time period in which all amounts in your account(s) must be distributed; or

      o     Distribution amounts.

Generally, you must begin receiving distributions from a traditional IRA by April 1 of the calendar year following the calendar year in which you attain age 70 1/2. We must pay out distributions from the contract over one of the following time periods:

      o Over your life or the joint lives of you and your designated beneficiary; or

      o Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

The amount of each periodic distribution must be calculated in accordance with IRS regulations. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

The following applies to the distribution of death proceeds under 408(b) and 408A (Roth IRA - See below) plans. Different distribution requirements apply after your death.

If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Code section 401(a)(9) provides specific rules for calculating the required minimum distributions at your death. The death benefit under the contract and also certain other contract benefits, such as living benefits, may affect the amount of the required minimum distribution that must be taken.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2004, your entire balance must be distributed to the designated beneficiary by December 31, 2009. However, if the distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time frames:

      o     Over the life of the designated beneficiary; or


ES II - 133973

      o Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

      o December 31 of the calendar year following the calendar year of your death; or

      o December 31 of the calendar year in which you would have attained age 70 1/2.

      Roth IRAs - General

      Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to limits on the amount of the contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or SIMPLE IRA, to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA from which the rollover was made within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

      Roth IRAs - Distributions

      A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

      o Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and

      o Made after you attain age 59 1/2, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. Under special ordering rules, a partial distribution will first be treated generally as a return of contributions which is not taxable and then as taxable accumulated earnings.

      Tax Sheltered Annuities - General

      Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (Social Security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Distributions allocable to salary reduction contributions, but not earnings on such contributions, may also be distributed upon hardship. Certain penalties may apply.

      Tax Sheltered Annuities - Loans

      Loans may be available if you purchased your contract in connection with a non-ERISA plan qualified under Section 403(b) of the Code ("TSA"). We do not currently permit loans under Section 403(b) Contracts that are subject to ERISA. If your contract was issued in connection with a TSA and the terms of your plan permit, you may take a loan from us, using your surrender value as collateral for the loan. Loans are subject to the terms of the Contract, your 403(b) plan, the Code and other federal and state regulations. The amount and number of loans outstanding at any one time under your TSA are limited, whether under our contracts or those of other carriers. We may modify the terms of a loan to comply with changes in applicable law. Various mandatory repayment requirements apply to loans, and failure to repay generally would result in income to you and the potential application of tax penalties. We urge you to consult with a qualified tax advisor prior to effecting a loan transaction under your Contract. We may apply additional restrictions or limitations on loans, and you must make loan requests in accordance with our administrative practices and loan request procedures in effect at the time you submit your request. Read the terms of the loan agreement before submitting any request.

Any outstanding loan balance impacts the following:

      o Withdrawals and Charges: We determine amounts available for maximum withdrawal amounts, free partial withdrawals, systematic withdrawals and waiver of administrative charges by reducing the otherwise applicable amounts by the amount of any outstanding loan balance.


ES II - 133973

      o Death Benefits, Annuitization and Surrenders: We deduct the outstanding loan balance from any amounts otherwise payable and in determining the amount available for annuitization.

      o     Riders:

            - Minimum Guaranteed Income Benefit ("MGIB") Rider. If you exercise the MGIB rider, we reduce the MGIB Base by an amount equal to the ratio of the outstanding loan balance to the contract value multiplied by the MGIB Base.

            - Minimum Guaranteed Withdrawal Benefit ("MGWB") Rider. The portion of the contract value used to pay off the outstanding loan balance will reduce the MGWB Withdrawal Account. We do not recommend the MGWB rider if loans are contemplated.

      Tax Sheltered Annuities - Distributions

      All distributions from Section 403(b) plans are taxed as received unless either of the following is true:

      o The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account
            (IRA) in accordance with the Tax Code; or

      o You made after-tax contributions to the plan. In this case, the amount will be taxed according to rules detailed in the Tax Code.

Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later, unless you had amounts under the contract as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. The death benefit under the contract and also certain other contract benefits, such as the living benefits, may affect the amount of the required minimum distribution that must be taken. If you take any distributions in excess of the required minimum amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.

Tax Consequences of Enhanced Death Benefit

The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to participants. Also, as stated above, the presence of the death benefit, as well as certain other contract benefits, could affect the amount of required minimum distributions.

Other Tax Consequences

As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

Possible Changes in Taxation

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.


ES II - 133973

Federal Income Tax Withholding

We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax, as explained above. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments (including withdrawals prior to the annuity starting date) and conversions of, and rollovers from, non-Roth IRAs to Roth IRAs. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

Assignments

Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than: a plan participant as a means to provide benefit payments; an alternate payee under a qualified domestic relations order in accordance with code section 414(p); or to the Company as collateral for a loan.

Taxation of Company

We are taxed as a life insurance company under the Tax Code. The Separate Account is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company," but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.


ES II - 133973

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

           Table of Contents
           Item
           Introduction
           Description of ING USA Annuity and Life Insurance Company Safekeeping of Assets
           The Administrator
           Independent Auditors
           Distribution of Contracts
           Performance Information
           IRA Partial Withdrawal Option
           Other Information
           Financial Statements of ING USA Annuity and Life Insurance Company
             (formerly Golden American Life Insurance Company)
           Financial Statements of ING USA Annuity and Life Insurance Company
             Separate Account B (formerly Golden American Separate Account B)

--------------------------------------------------------------------------------

Please tear off, complete and return the form below to order a free Statement of Additional Information for the Contracts offered under the prospectus. Send the form to our Customer Service Center at the address shown on the prospectus cover.
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT B.

Please Print or Type:

                               -------------------------------------------------
                               Name

                               -------------------------------------------------
                               Social Security Number

                               -------------------------------------------------
                               Street Address

                               -------------------------------------------------
                               City, State, Zip


ES II -133973                                                         12/XX/2004

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -


ES II - 133973

--------------------------------------------------------------------------------
APPENDIX A
--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2003, the following tables give (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of ING USA Separate Account B (formerly Golden American Separate Account B) available under the Contract for the indicated periods.

                                                2003           2002          2001           2000        1999
                                          -----------------------------------------------------------------------

SEPARATE ACCOUNT ANNUAL CHARGES OF 1.40 %

AIM VI DENT DEMOGRAPHIC TRENDS
      AUV at Beginning of Period                $7.34         $10.99        $10.00 (11)
      AUV at End of Period                      $9.94          $7.34        $10.99
      Number of Accumulation Units
         Outstanding at End of Period         756,657        218,094        16,786

COLONIAL SMALL CAP VALUE
      AUV at Beginning of Period               $10.00 (16)
      AUV at End of Period                     $13.85
      Number of Accumulation Units
         Outstanding at End of Period         368,372

FIDELITY VIP EQUITY--INCOME
      AUV at Beginning of Period                $7.83          $9.59        $10.00 (12)
      AUV at End of Period                     $10.04          $7.83         $9.59
      Number of Accumulation Units
         Outstanding at End of Period       2,275,054        478,395

FIDELITY VIP GROWTH
      AUV at Beginning of Period                $6.37          $9.27        $10.00 (12)
      AUV at End of Period                      $8.33          $6.37         $9.27
      Number of Accumulation Units
         Outstanding at End of Period       3,326,845        523,176

ING AIM MID CAP GROWTH
      AUV at Beginning of Period                $9.91         $14.71        $18.92         $21.92      $14.23 (1)
      AUV at End of Period                     $14.08          $9.91        $14.71         $18.92      $21.92
      Number of Accumulation Units
         Outstanding at End of Period       2,884,535      2,906,118     3,787,157      4,824,609   2,450,796

ING ALLIANCE MID CAP GROWTH
      AUV at Beginning of Period               $10.10         $14.64        $17.21         $21.06      $17.01
      AUV at End of Period                     $16.63         $10.10        $14.64         $17.21      $21.06
      Number of Accumulation Units
         Outstanding at End of Period       5,531,902      5,368,761     6,450,280      6,881,891   5,870,533

ING AMERICAN FUNDS GROWTH
      AUV at Beginning of Period               $10.00 (14)
      AUV at End of Period                     $10.77
      Number of Accumulation Units
         Outstanding at End of Period       1,647,654

ING AMERICAN FUNDS GROWTH-INCOME
      AUV at Beginning of Period               $10.00 (14)
      AUV at End of Period                     $10.99
      Number of Accumulation Units
         Outstanding at End of Period       1,032,491

ING AMERICAN FUNDS INTERNATIONAL
      AUV at Beginning of Period               $10.00 (14)
      AUV at End of Period                     $11.62
      Number of Accumulation Units
         Outstanding at End of Period         589,077

ING CAPITAL GUARDIAN LARGE CAP VALUE
      AUV at Beginning of Period                $7.53         $10.02        $10.55         $10.00 (7)
      AUV at End of Period                     $10.15          $7.53        $10.02         $10.55
      Number of Accumulation Units
         Outstanding at End of Period       6,231,900      4,513,818     3,900,663      2,138,069

                                                   1998         1997          1996           1995
                                          ------------------------------------------------------------

SEPARATE ACCOUNT ANNUAL CHARGES OF 1.40 %

AIM VI DENT DEMOGRAPHIC TRENDS
      AUV at Beginning of Period
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period

COLONIAL SMALL CAP VALUE
      AUV at Beginning of Period
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period

FIDELITY VIP EQUITY--INCOME
      AUV at Beginning of Period
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period

FIDELITY VIP GROWTH
      AUV at Beginning of Period
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period

ING AIM MID CAP GROWTH
      AUV at Beginning of Period                  $14.31       $11.78        $10.01         $10.00 (1)
      AUV at End of Period                        $14.23       $14.31        $11.78         $10.01
      Number of Accumulation Units
         Outstanding at End of Period          1,105,850      554,068       231,567         47,478

ING ALLIANCE MID CAP GROWTH
      AUV at Beginning of Period                  $15.41       $12.49        $10.00 (3)
      AUV at End of Period                        $17.01       $15.41        $12.49
      Number of Accumulation Units
         Outstanding at End of Period          3,297,314      438,636        38,037

ING AMERICAN FUNDS GROWTH
      AUV at Beginning of Period
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period

ING AMERICAN FUNDS GROWTH-INCOME
      AUV at Beginning of Period
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period

ING AMERICAN FUNDS INTERNATIONAL
      AUV at Beginning of Period
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period

ING CAPITAL GUARDIAN LARGE CAP VALUE
      AUV at Beginning of Period
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period


ES II - 133973


                                       A1

                                                2003           2002          2001           2000        1999
                                          -----------------------------------------------------------------------
ING CAPITAL GUARDIAN MANAGED GLOBAL
      AUV at Beginning of Period               $13.80         $17.54        $20.19         $23.97      $14.88
      AUV at End of Period                     $18.55         $13.80        $17.54         $20.19      $23.97
      Number of Accumulation Units
         Outstanding at End of Period       2,320,224      1,965,665     1,757,559      1,348,844     676,402

ING CAPITAL GUARDIAN SMALL CAP
      AUV at Beginning of Period               $13.14         $17.87        $18.40         $22.82      $15.37
      AUV at End of Period                     $18.19         $13.14        $17.87         $18.40      $22.82
      Number of Accumulation Units
         Outstanding at End of Period       5,701,159      5,592,680     7,129,680      6,884,892   5,053,919

ING DEVELOPING WORLD
      AUV at Beginning of Period                $6.23          $7.08         $7.58         $11.61       $7.28
      AUV at End of Period                      $9.01          $6.23         $7.08          $7.58      $11.61
      Number of Accumulation Units
         Outstanding at End of Period       2,328,297      1,925,891     2,270,962      2,014,772   2,133,907

ING EAGLE ASSET VALUE EQUITY
      AUV at Beginning of Period               $15.00         $18.34        $19.46         $18.14      $18.31
      AUV at End of Period                     $18.52         $15.00        $18.34         $19.46      $18.14
      Number of Accumulation Units
         Outstanding at End of Period       2,181,501      2,314,069     2,404,425      2,586,368   1,825,971

ING FMR(SM) DIVERSIFIED MID--CAP
      AUV at Beginning of Period                $7.23          $9.09         $9.88         $10.00 (9)
      AUV at End of Period                      $9.52          $7.23         $9.09          $9.88
      Number of Accumulation Units
         Outstanding at End of Period       2,137,834      1,436,694       685,331        290,230

ING GOLDMAN SACHS INTERNET TOLLKEEPER
      AUV at Beginning of Period                $4.65          $7.62        $10.00 (10)
      AUV at End of Period                      $6.46          $4.65         $7.62
      Number of Accumulation Units
         Outstanding at End of Period         976,839        387,487        47,818

ING HARD ASSETS
      AUV at Beginning of Period               $14.05         $14.14        $16.32         $17.37      $14.28
      AUV at End of Period                     $21.09         $14.05        $14.14         $16.32      $17.37
      Number of Accumulation Units
         Outstanding at End of Period         742,286        575,255       295,871        309,819     355,052

ING INTERNATIONAL EQUITY
      AUV at Beginning of Period                $7.16          $8.66        $11.37         $15.57      $10.29
      AUV at End of Period                      $9.12          $7.16         $8.66         $11.37      $15.57
      Number of Accumulation Units
         Outstanding at End of Period       3,949,927      4,449,069     5,060,321      5,535,477   4,666,041

ING JANUS GROWTH AND INCOME
      AUV at Beginning of Period                $7.05          $8.87         $9.94         $10.00 (9)
      AUV at End of Period                      $8.52          $7.05         $8.87          $9.94
      Number of Accumulation Units
         Outstanding at End of Period       2,887,495      1,676,922     1,073,857        274,785

ING JANUS SPECIAL EQUITY
      AUV at Beginning of Period                $6.08          $8.32         $8.89         $10.00 (9)
      AUV at End of Period                      $9.01          $6.08         $8.32          $8.89
      Number of Accumulation Units
         Outstanding at End of Period         856,121        464,523       368,091        121,670

ING JENNISON EQUITY OPPORTUNITIES
      AUV at Beginning of Period               $15.06         $21.60        $25.17         $30.11      $24.50
      AUV at End of Period                     $19.47         $15.06        $21.60         $25.17      $30.11
      Number of Accumulation Units
         Outstanding at End of Period       2,581,561      2,929,610     3,606,212      3,626,696   2,412,721

ING JP MORGAN FLEMING INTERNATIONAL
      AUV at Beginning of Period               $10.00 (14)
      AUV at End of Period                     $11.87
      Number of Accumulation Units
         Outstanding at End of Period          75,922

ING JP MORGAN FLEMING SMALLCAP
      AUV at Beginning of Period                $7.85         $10.00 (12)
      AUV at End of Period                     $10.38          $7.85
      Number of Accumulation Units
         Outstanding at End of Period         824,986        169,670

                                                   1998         1997          1996           1995
                                          ------------------------------------------------------------
ING CAPITAL GUARDIAN MANAGED GLOBAL
      AUV at Beginning of Period                  $11.67       $10.55         $9.53          $9.28 (1)
      AUV at End of Period                        $14.88       $11.67        $10.55          $9.53
      Number of Accumulation Units
         Outstanding at End of Period            610,300      443,665       231,774

ING CAPITAL GUARDIAN SMALL CAP
      AUV at Beginning of Period                  $12.88       $11.84        $10.00         $10.00 (2)
      AUV at End of Period                        $15.37       $12.88        $11.84         $10.00
      Number of Accumulation Units
         Outstanding at End of Period          2,476,498      559,014       227,347             --

ING DEVELOPING WORLD
      AUV at Beginning of Period                  $10.00 (6)
      AUV at End of Period                         $7.28
      Number of Accumulation Units
         Outstanding at End of Period            417,221

ING EAGLE ASSET VALUE EQUITY
      AUV at Beginning of Period                  $18.28       $14.57        $13.36         $12.41 (1)
      AUV at End of Period                        $18.31       $18.28        $14.57         $13.36
      Number of Accumulation Units
         Outstanding at End of Period          1,415,540      469,649       249,994         23,394

ING FMR(SM) DIVERSIFIED MID--CAP
      AUV at Beginning of Period
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period

ING GOLDMAN SACHS INTERNET TOLLKEEPER
      AUV at Beginning of Period
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period

ING HARD ASSETS
      AUV at Beginning of Period                  $20.57       $19.65        $14.96         $14.71 (1)
      AUV at End of Period                        $14.28       $20.57        $19.65         $14.96
      Number of Accumulation Units
         Outstanding at End of Period            258,034       90,379        43,232          2,847

ING INTERNATIONAL EQUITY
      AUV at Beginning of Period                   $9.90       $10.28 (5)
      AUV at End of Period                        $10.29        $9.90
      Number of Accumulation Units
         Outstanding at End of Period          2,422,075       90,783

ING JANUS GROWTH AND INCOME
      AUV at Beginning of Period
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period

ING JANUS SPECIAL EQUITY
      AUV at Beginning of Period
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period

ING JENNISON EQUITY OPPORTUNITIES
      AUV at Beginning of Period                  $22.05       $17.34        $14.63         $14.23 (1)
      AUV at End of Period                        $24.50       $22.05        $17.34         $14.63
      Number of Accumulation Units
         Outstanding at End of Period          1,342,756      312,229       174,592         16,369

ING JP MORGAN FLEMING INTERNATIONAL
      AUV at Beginning of Period
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period

ING JP MORGAN FLEMING SMALLCAP
      AUV at Beginning of Period
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period


ES II - 133973


                                       A2

                                                2003           2002          2001           2000        1999
                                          -----------------------------------------------------------------------
ING JULIUS BAER FOREIGN
      AUV at Beginning of Period                $8.22         $10.00 (12)
      AUV at End of Period                     $10.64          $8.22
      Number of Accumulation Units
         Outstanding at End of Period         506,335         72,898

ING LIMITED MATURITY BOND
      AUV at Beginning of Period               $20.16         $19.06        $17.76         $16.72      $16.77
      AUV at End of Period                     $20.44         $20.16        $19.06         $17.76      $16.72
      Number of Accumulation Units
         Outstanding at End of Period       5,262,645      6,261,694     4,325,602      3,621,501   2,938,050

ING LIQUID ASSETS
      AUV at Beginning of Period               $15.84         $15.84        $15.47         $14.79      $14.33
      AUV at End of Period                     $15.74         $15.84        $15.84         $15.47      $14.79
      Number of Accumulation Units
         Outstanding at End of Period       7,879,356     12,089,799    14,053,316     14,214,982  13,701,796

ING MARSICO GROWTH
      AUV at Beginning of Period               $10.52         $15.14        $22.02         $28.62      $16.29
      AUV at End of Period                     $13.76         $10.52        $15.14         $22.02      $28.62
      Number of Accumulation Units
         Outstanding at End of Period      11,921,200     12,372,395    16,739,731     18,211,995  14,289,972

ING MERCURY FOCUS VALUE
      AUV at Beginning of Period                $8.37         $10.00 (12)
      AUV at End of Period                     $10.83          $8.37
      Number of Accumulation Units
         Outstanding at End of Period         289,419         93,268

ING MERCURY FUNDAMENTAL GROWTH
      AUV at Beginning of Period                $7.97         $10.00 (12)
      AUV at End of Period                      $9.98          $7.97
      Number of Accumulation Units
         Outstanding at End of Period         158,396         44,773

ING MFS MID CAP GROWTH
      AUV at Beginning of Period               $16.05         $31.80        $42.23         $39.59      $22.43
      AUV at End of Period                     $22.02         $16.05        $31.80         $42.23      $39.59
      Number of Accumulation Units
         Outstanding at End of Period       5,278,479      5,485,147     6,612,249      7,313,425   4,873,150

ING MFS RESEARCH
      AUV at Beginning of Period               $15.14         $20.44        $26.39         $28.04      $22.89
      AUV at End of Period                     $18.60         $15.14        $20.44         $26.39      $28.04
      Number of Accumulation Units
         Outstanding at End of Period       5,432,937      5,913,309     7,316,946      8,149,686   6,431,949

ING MFS TOTAL RETURN
      AUV at Beginning of Period               $19.23         $20.56        $20.75         $18.06      $17.72
      AUV at End of Period                     $22.14         $19.23        $20.56         $20.75      $18.06
      Number of Accumulation Units
         Outstanding at End of Period       9,215,693      9,138,045     9,253,396      9,222,565   8,274,090

ING PIMCO CORE BOND
      AUV at Beginning of Period               $12.71         $11.86        $11.74         $11.79      $13.09
      AUV at End of Period                     $13.12         $12.71        $11.86         $11.74      $11.79
      Number of Accumulation Units
         Outstanding at End of Period       5,369,915      4,410,375     1,669,195      1,224,547     753,003

ING SALOMON BROTHERS AGGRESSIVE GROWTH
      AUV at Beginning of Period               $10.00 (14)
      AUV at End of Period                     $10.82
      Number of Accumulation Units
         Outstanding at End of Period         100,971

ING SALOMON BROTHERS ALL CAP
      AUV at Beginning of Period                $8.55         $11.65        $11.59         $10.00 (7)
      AUV at End of Period                     $11.71          $8.55        $11.65         $11.59
      Number of Accumulation Units
         Outstanding at End of Period       4,510,818      3,519,150     4,280,223      2,182,516

ING SALOMON BROTHERS INVESTORS
      AUV at Beginning of Period                $8.07         $10.63        $11.26         $10.00 (7)
      AUV at End of Period                     $10.45          $8.07        $10.63         $11.26
      Number of Accumulation Units
         Outstanding at End of Period       1,526,538      1,177,892       952,473        539,461

                                               1998         1997          1996           1995
                                          --------------------------------------------------------
ING JULIUS BAER FOREIGN
      AUV at Beginning of Period
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period

ING LIMITED MATURITY BOND
      AUV at Beginning of Period              $15.91       $15.13        $14.71         $14.35 (1)
      AUV at End of Period                    $16.77       $15.91        $15.13         $14.71
      Number of Accumulation Units
         Outstanding at End of Period      1,557,946      133,461        46,293         11,834

ING LIQUID ASSETS
      AUV at Beginning of Period              $13.83       $13.35        $12.89         $12.76 (1)
      AUV at End of Period                    $14.33       $13.83        $13.35         $12.89
      Number of Accumulation Units
         Outstanding at End of Period      3,587,644      353,076        84,960         62,084

ING MARSICO GROWTH
      AUV at Beginning of Period              $13.03       $11.42        $10.00 (4)
      AUV at End of Period                    $16.29       $13.03        $11.42
      Number of Accumulation Units
         Outstanding at End of Period      3,293,705      343,006

ING MERCURY FOCUS VALUE
      AUV at Beginning of Period
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period

ING MERCURY FUNDAMENTAL GROWTH
      AUV at Beginning of Period
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period

ING MFS MID CAP GROWTH
      AUV at Beginning of Period              $18.52       $15.70        $13.21         $12.95 (3)
      AUV at End of Period                    $22.43       $18.52        $15.70         $13.21
      Number of Accumulation Units
         Outstanding at End of Period      1,905,009      177,125        28,223

ING MFS RESEARCH
      AUV at Beginning of Period              $18.87       $15.93        $13.10         $12.25 (4)
      AUV at End of Period                    $22.89       $18.87        $15.93         $13.10
      Number of Accumulation Units
         Outstanding at End of Period      3,902,975      268,126

ING MFS TOTAL RETURN
      AUV at Beginning of Period              $16.10       $13.51        $12.05         $11.41 (4)
      AUV at End of Period                    $17.72       $16.10        $13.51         $12.05
      Number of Accumulation Units
         Outstanding at End of Period      3,982,961      286,032

ING PIMCO CORE BOND
      AUV at Beginning of Period              $11.87       $11.96        $11.55         $11.20 (6)
      AUV at End of Period                    $13.09       $11.87        $11.96         $11.55
      Number of Accumulation Units
         Outstanding at End of Period        396,067       10,655

ING SALOMON BROTHERS AGGRESSIVE GROWTH
      AUV at Beginning of Period
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period

ING SALOMON BROTHERS ALL CAP
      AUV at Beginning of Period
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period

ING SALOMON BROTHERS INVESTORS
      AUV at Beginning of Period
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period


ES II - 133973


                                       A3

                                                2003           2002          2001           2000        1999
                                          -----------------------------------------------------------------------
ING T. ROWE PRICE CAPITAL APPRECIATION
      AUV at Beginning of Period               $27.96         $28.22        $26.04         $21.65      $20.53
      AUV at End of Period                     $34.52         $27.96        $28.22         $26.04      $21.65
      Number of Accumulation Units
         Outstanding at End of Period       6,071,997      5,326,019     4,592,780      3,264,322   2,546,589

ING T. ROWE PRICE EQUITY INCOME
      AUV at Beginning of Period               $20.45         $23.90        $23.91         $21.47      $21.94
      AUV at End of Period                     $25.24         $20.45        $23.90         $23.91      $21.47
      Number of Accumulation Units
         Outstanding at End of Period       3,283,741      2,796,774     3,366,042      2,309,478   2,014,454

ING UBS U.S. BALANCED
      AUV at Beginning of Period                $7.26 (16)
      AUV at End of Period                      $8.45
      Number of Accumulation Units
         Outstanding at End of Period         870,957

ING VAN KAMPEN EQUITY GROWTH
      AUV at Beginning of Period                $7.82         $10.00 (12)
      AUV at End of Period                      $9.54          $7.82
      Number of Accumulation Units
         Outstanding at End of Period         349,933        124,181

ING VAN KAMPEN GLOBAL FRANCHISE
      AUV at Beginning of Period                $8.85         $10.00 (12)
      AUV at End of Period                     $11.01          $8.85
      Number of Accumulation Units
         Outstanding at End of Period         758,774        220,958

ING VAN KAMPEN GROWTH & INCOME
      AUV at Beginning of Period               $18.19         $21.65        $24.94         $25.83      $22.61
      AUV at End of Period                     $22.94         $18.19        $21.65         $24.94      $25.83
      Number of Accumulation Units
         Outstanding at End of Period       5,707,684      6,183,621     7,290,571      8,035,274   7,496,161

ING VAN KAMPEN REAL ESTATE
      AUV at Beginning of Period               $28.06         $28.40        $26.64         $20.62      $21.74
      AUV at End of Period                     $38.11         $28.06        $28.40         $26.64      $20.62
      Number of Accumulation Units
         Outstanding at End of Period       1,388,196      1,167,176       887,731      1,006,919     534,577

ING VP BOND PORTFOLIO
      AUV at Beginning of Period               $10.64         $10.00 (12)
      AUV at End of Period                     $11.13         $10.64
      Number of Accumulation Units
         Outstanding at End of Period       1,026,869        719,279

ING VP GROWTH OPPORTUNITIES
      AUV at Beginning of Period                $5.26          $7.79        $10.00 (10)
      AUV at End of Period                      $6.87          $5.26         $7.79
      Number of Accumulation Units
         Outstanding at End of Period         351,904        143,307        82,839

ING VP INDEX PLUS LARGE CAP
      AUV at Beginning of Period               $10.00 (13)
      AUV at End of Period                      $8.98
      Number of Accumulation Units
         Outstanding at End of Period         494,773

ING VP MAGNACAP
      AUV at Beginning of Period                $7.10          $9.35        $10.00 (10)
      AUV at End of Period                      $9.15          $7.10         $9.35
      Number of Accumulation Units
         Outstanding at End of Period         337,837        211,733        38,846

ING VP SMALLCAP OPPORTUNITIES
      AUV at Beginning of Period                $4.62          $8.33        $10.00 (10)
      AUV at End of Period                      $6.31          $4.62         $8.33
      Number of Accumulation Units
         Outstanding at End of Period       1,851,941        774,557       180,638

ING VP WORLDWIDE GROWTH
      AUV at Beginning of Period                $5.21          $7.02         $8.75         $10.00 (8)
      AUV at End of Period                      $6.63          $5.21         $7.02          $8.75
      Number of Accumulation Units
         Outstanding at End of Period         797,575        467,247       306,137        110,552

INVESCO VIF HEALTH SCIENCES
      AUV at Beginning of Period                $7.65         $10.27        $10.00 (11)
      AUV at End of Period                      $9.64          $7.65        $10.27
      Number of Accumulation Units
         Outstanding at End of Period       1,026,392        351,424        20,414

                                               1998         1997          1996           1995
                                          --------------------------------------------------------
ING T. ROWE PRICE CAPITAL APPRECIATION
      AUV at Beginning of Period              $19.66       $17.29        $15.07         $14.62 (1)
      AUV at End of Period                    $20.53       $19.66        $17.29         $15.07
      Number of Accumulation Units
         Outstanding at End of Period      1,628,158      414,805       173,475         13,988

ING T. ROWE PRICE EQUITY INCOME
      AUV at Beginning of Period              $20.55       $17.75        $16.55         $15.94 (1)
      AUV at End of Period                    $21.94       $20.55        $17.75         $16.55
      Number of Accumulation Units
         Outstanding at End of Period        800,490      255,396       150,732         21,073

ING UBS U.S. BALANCED
      AUV at Beginning of Period
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period

ING VAN KAMPEN EQUITY GROWTH
      AUV at Beginning of Period
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period

ING VAN KAMPEN GLOBAL FRANCHISE
      AUV at Beginning of Period
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period

ING VAN KAMPEN GROWTH & INCOME
      AUV at Beginning of Period              $20.09       $15.69        $13.19         $12.12 (1)
      AUV at End of Period                    $22.61       $20.09        $15.69         $13.19
      Number of Accumulation Units
         Outstanding at End of Period      4,591,471      853,473       355,191         36,100

ING VAN KAMPEN REAL ESTATE
      AUV at Beginning of Period              $25.48       $21.04        $15.78         $14.91 (1)
      AUV at End of Period                    $21.74       $25.48        $21.04         $15.78
      Number of Accumulation Units
         Outstanding at End of Period        436,867      135,993        42,710          2,910

ING VP BOND PORTFOLIO
      AUV at Beginning of Period
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period

ING VP GROWTH OPPORTUNITIES
      AUV at Beginning of Period
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period

ING VP INDEX PLUS LARGE CAP
      AUV at Beginning of Period
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period

ING VP MAGNACAP
      AUV at Beginning of Period
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period

ING VP SMALLCAP OPPORTUNITIES
      AUV at Beginning of Period
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period

ING VP WORLDWIDE GROWTH
      AUV at Beginning of Period
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period

INVESCO VIF HEALTH SCIENCES
      AUV at Beginning of Period
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period


ES II - 133973


                                       A4


                                                2003           2002          2001           2000        1999
                                          -----------------------------------------------------------------------
INVESCO VIF LEISURE FUND
      AUV at Beginning of Period                $8.44         $10.00 (12)
      AUV at End of Period                     $10.71          $8.44
      Number of Accumulation Units
         Outstanding at End of Period         355,401         69,607

INVESCO VIF--FINANCIAL SERVICES
      AUV at Beginning of Period                $7.86          $9.37        $10.00 (11)
      AUV at End of Period                     $10.04          $7.86         $9.37
      Number of Accumulation Units
         Outstanding at End of Period         803,207        584,090        28,966

INVESCO VIF--UTILITIES
      AUV at Beginning of Period                $6.37          $8.11        $10.00 (11)
      AUV at End of Period                      $7.38          $6.37         $8.11
      Number of Accumulation Units
         Outstanding at End of Period         310,305        127,144         5,341

JENNISON PORTFOLIO
      AUV at Beginning of Period                $4.27          $6.30         $7.85         $10.00 (11)
      AUV at End of Period                      $5.46          $4.27         $6.30          $7.85
      Number of Accumulation Units
         Outstanding at End of Period       1,124,696      1,009,408     1,264,693        194,916

PIMCO HIGH YIELD PORTFOLIO
      AUV at Beginning of Period                $9.84         $10.10        $10.01         $10.24      $10.08
      AUV at End of Period                     $11.92          $9.84        $10.10         $10.01      $10.24
      Number of Accumulation Units
         Outstanding at End of Period       8,588,671      6,193,058     5,836,177      5,140,416   5,053,972

PIMCO STOCKSPLUS GROWTH & INCOME
      AUV at Beginning of Period                $8.05         $10.23        $11.72         $13.13      $11.11
      AUV at End of Period                     $10.35          $8.05        $10.23         $11.72      $13.13
      Number of Accumulation Units
         Outstanding at End of Period       3,653,649      4,911,149     5,825,877      6,006,923   4,797,771

PIONEER FUND VCT
      AUV at Beginning of Period                $7.47          $9.39        $10.00 (11)
      AUV at End of Period                      $9.09          $7.47         $9.39
      Number of Accumulation Units
         Outstanding at End of Period         928,547        291,461        27,047

PIONEER MID CAP VALUE
      AUV at Beginning of Period                $9.36         $10.72        $10.00 (11)
      AUV at End of Period                     $12.66          $9.36        $10.72
      Number of Accumulation Units
         Outstanding at End of Period       2,142,901        983,243       170,276

PROFUND VP BULL
      AUV at Beginning of Period                $6.67          $8.90        $10.00 (10)
      AUV at End of Period                      $8.26          $6.67         $8.90
      Number of Accumulation Units
         Outstanding at End of Period       1,824,762      1,231,933       805,047

PROFUND VP EUROPE 30
      AUV at Beginning of Period                $6.05          $8.27        $10.00 (10)
      AUV at End of Period                      $8.28          $6.05         $8.27
      Number of Accumulation Units
         Outstanding at End of Period         648,934        257,910         8,429

PROFUND VP RISING RATES OPPORTUNITY
      AUV at Beginning of Period               $10.00 (15)
      AUV at End of Period                      $9.37
      Number of Accumulation Units
         Outstanding at End of Period          98,866

PROFUND VP SMALL CAP
      AUV at Beginning of Period                $7.21          $9.43        $10.00 (10)
      AUV at End of Period                     $10.15          $7.21         $9.43
      Number of Accumulation Units
         Outstanding at End of Period       2,307,338      1,755,934     1,134,989

SP JENNISON INTERNATIONAL GROWTH
      AUV at Beginning of Period                $4.12          $5.41         $8.56         $10.00 (9)
      AUV at End of Period                      $5.65          $4.12         $5.41          $8.56
      Number of Accumulation Units
         Outstanding at End of Period       1,723,767        535,933       294,591         65,551

                                                   1998         1997          1996           1995
                                          ---------------------------------------------------------
INVESCO VIF LEISURE FUND
      AUV at Beginning of Period
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period

INVESCO VIF--FINANCIAL SERVICES
      AUV at Beginning of Period
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period

INVESCO VIF--UTILITIES
      AUV at Beginning of Period
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period

JENNISON PORTFOLIO
      AUV at Beginning of Period
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period

PIMCO HIGH YIELD PORTFOLIO
      AUV at Beginning of Period                  $10.00 (6)
      AUV at End of Period                        $10.08
      Number of Accumulation Units
         Outstanding at End of Period          1,630,971

PIMCO STOCKSPLUS GROWTH & INCOME
      AUV at Beginning of Period                  $10.00 (6)
      AUV at End of Period                        $11.11
      Number of Accumulation Units
         Outstanding at End of Period          1,527,698

PIONEER FUND VCT
      AUV at Beginning of Period
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period

PIONEER MID CAP VALUE
      AUV at Beginning of Period
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period

PROFUND VP BULL
      AUV at Beginning of Period
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period

PROFUND VP EUROPE 30
      AUV at Beginning of Period
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period

PROFUND VP RISING RATES OPPORTUNITY
      AUV at Beginning of Period
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period

PROFUND VP SMALL CAP
      AUV at Beginning of Period
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period

SP JENNISON INTERNATIONAL GROWTH
      AUV at Beginning of Period
      AUV at End of Period
      Number of Accumulation Units
         Outstanding at End of Period

                                       A5

ES II - 133973

FOOTNOTES
  (1)  Fund First Available during October 1995            (13)  Funds First Available during August 2003
  (2)  Fund First Available during January 1996            (14)  Funds First Available during September 2003
  (3)  Fund First Available during September 1996          (15)  Funds First Available during October 2003
  (4)  Fund First Available during February 1997           (16)  Funds First Available during November 2003
  (5)  Fund First Available during October 1997
  (6)  Fund First Available during May 1998
  (7)  Fund First Available during February 2000
  (8)  Fund First Available during May 2000
  (9)  Fund First Available during October 2000
 (10)  Fund First Available during May 2001
 (11)  Fund First Available during November 2001
 (12)  Fund First Available during May 2002

                                               2003           2002          2001           2000
                                           ----------------------------------------------------------

SEPARATE ACCOUNT ANNUAL CHARGES OF 1.45 %

AIM VI DENT DEMOGRAPHIC TRENDS
        AUV at Beginning of Period              $7.34         $10.99        $10.00 (5)
        AUV at End of Period                    $9.93          $7.34        $10.99
        Number of Accumulation Units
           Outstanding at End of Period     1,009,538        226,140        23,503

COLONIAL SMALL CAP VALUE
        AUV at Beginning of Period             $10.00 (15)
        AUV at End of Period                   $13.85
        Number of Accumulation Units
           Outstanding at End of Period       504,034

FIDELITY VIP EQUITY--INCOME
        AUV at Beginning of Period              $7.83          $9.59        $10.00 (7)
        AUV at End of Period                   $10.03          $7.83         $9.59
        Number of Accumulation Units
           Outstanding at End of Period     2,445,416        321,872

FIDELITY VIP GROWTH
        AUV at Beginning of Period              $6.37          $9.27        $10.00 (7)
        AUV at End of Period                    $8.32          $6.37         $9.27
        Number of Accumulation Units
           Outstanding at End of Period     3,789,443        534,403

ING AIM MID CAP GROWTH
        AUV at Beginning of Period              $9.86         $14.64        $18.85         $21.70 (1)
        AUV at End of Period                   $14.01          $9.86        $14.64         $18.85
        Number of Accumulation Units
           Outstanding at End of Period     2,190,339      1,870,966     2,160,544      1,797,957

ING ALLIANCE MID CAP GROWTH
        AUV at Beginning of Period             $10.06         $14.59        $17.17         $20.13 (1)
        AUV at End of Period                   $16.56         $10.06        $14.59         $17.17
        Number of Accumulation Units
           Outstanding at End of Period     2,956,816      1,918,853     1,780,512      1,239,023

ING AMERICAN FUNDS GROWTH
        AUV at Beginning of Period             $10.00 (13)
        AUV at End of Period                   $10.77
        Number of Accumulation Units
           Outstanding at End of Period     1,864,132

ING AMERICAN FUNDS GROWTH-INCOME
        AUV at Beginning of Period             $10.00 (13)
        AUV at End of Period                   $10.99
        Number of Accumulation Units
           Outstanding at End of Period     1,348,350


ES II - 133973


                                       A6

                                               2003           2002          2001           2000
                                           ----------------------------------------------------------
ING AMERICAN FUNDS INTERNATIONAL
        AUV at Beginning of Period             $10.00 (13)
        AUV at End of Period                   $11.62
        Number of Accumulation Units
           Outstanding at End of Period       641,852

ING CAPITAL GUARDIAN LARGE CAP VALUE
        AUV at Beginning of Period              $7.52         $10.01        $10.54         $10.00 (1)
        AUV at End of Period                   $10.13          $7.52        $10.01         $10.54
        Number of Accumulation Units
           Outstanding at End of Period     9,374,553      6,465,462     4,561,875      1,537,946

ING CAPITAL GUARDIAN MANAGED GLOBAL
        AUV at Beginning of Period             $13.71         $17.43        $20.08         $22.29 (1)
        AUV at End of Period                   $18.42         $13.71        $17.43         $20.08
        Number of Accumulation Units
           Outstanding at End of Period     2,876,283      2,246,289     1,775,926        965,140

ING CAPITAL GUARDIAN SMALL CAP
        AUV at Beginning of Period             $13.09         $17.82        $18.35         $23.69 (1)
        AUV at End of Period                   $18.11         $13.09        $17.82         $18.35
        Number of Accumulation Units
           Outstanding at End of Period     3,883,332      2,986,430     2,714,045      1,586,595

ING DEVELOPING WORLD
        AUV at Beginning of Period              $6.22          $7.07         $7.57         $11.66 (1)
        AUV at End of Period                    $8.99          $6.22         $7.07          $7.57
        Number of Accumulation Units
           Outstanding at End of Period     1,925,674      1,365,017     1,495,431        760,058

ING EAGLE ASSET VALUE EQUITY
        AUV at Beginning of Period             $14.92         $18.25        $19.38         $17.48 (1)
        AUV at End of Period                   $18.41         $14.92        $18.25         $19.38
        Number of Accumulation Units
           Outstanding at End of Period     1,303,905      1,201,589       833,753        472,034

ING FMR(SM) DIVERSIFIED MID--CAP
        AUV at Beginning of Period              $7.22          $9.09         $9.88         $10.00 (3)
        AUV at End of Period                    $9.50          $7.22         $9.09          $9.88
        Number of Accumulation Units
           Outstanding at End of Period     2,850,229      1,947,601       959,092        131,431

ING GET FUND -- SERIES V
        AUV at Beginning of Period             $10.00 (11)
        AUV at End of Period                    $9.73
        Number of Accumulation Units
           Outstanding at End of Period     9,202,842

ING GET U.S. CORE PORTFOLIO - SERIES 1
        AUV at Beginning of Period             $10.00 (11)
        AUV at End of Period                   $10.25
        Number of Accumulation Units
           Outstanding at End of Period     6,174,490

ING GOLDMAN SACHS INTERNET TOLLKEEPER
        AUV at Beginning of Period              $4.64          $7.61        $10.00 (4)
        AUV at End of Period                    $6.45          $4.64         $7.61
        Number of Accumulation Units
           Outstanding at End of Period     1,534,119        519,244        89,535

ING HARD ASSETS
        AUV at Beginning of Period             $13.94         $14.03        $16.20         $16.12 (1)
        AUV at End of Period                   $20.91         $13.94        $14.03         $16.20
        Number of Accumulation Units
           Outstanding at End of Period       826,628        436,185       144,214         57,353

ING INTERNATIONAL EQUITY
        AUV at Beginning of Period              $7.19          $8.70        $11.43         $15.02 (6)
        AUV at End of Period                    $9.15          $7.19         $8.70         $11.43
        Number of Accumulation Units
           Outstanding at End of Period     2,278.889      1,834,152     1,624,384      1,257,278


ES II - 133973


                                       A7

                                               2003           2002          2001           2000
                                           ----------------------------------------------------------
ING JANUS GROWTH AND INCOME
        AUV at Beginning of Period              $7.04          $8.87         $9.94         $10.00 (3)
        AUV at End of Period                    $8.50          $7.04         $8.87          $9.94
        Number of Accumulation Units
           Outstanding at End of Period     4,499,898      2,831,575     1,698,201        170,460

ING JANUS SPECIAL EQUITY
        AUV at Beginning of Period              $6.07          $8.32         $8.89         $10.00 (3)
        AUV at End of Period                    $9.00          $6.07         $8.32          $8.89
        Number of Accumulation Units
           Outstanding at End of Period       934,004        610,059       538,057         76,347

ING JENNISON EQUITY OPPORTUNITIES
        AUV at Beginning of Period             $14.96         $21.46        $25.03         $29.44 (1)
        AUV at End of Period                   $19.33         $14.96        $21.46         $25.03
        Number of Accumulation Units
           Outstanding at End of Period     1,900,374      1,951,375     1,862,499      1,210,622

ING JP MORGAN FLEMING INTERNATIONAL
        AUV at Beginning of Period             $10.00 (13)
        AUV at End of Period                   $11.87
        Number of Accumulation Units
           Outstanding at End of Period        77,955

ING JP MORGAN FLEMING SMALLCAP
        AUV at Beginning of Period              $7.84         $10.00 (7)
        AUV at End of Period                   $10.37          $7.84
        Number of Accumulation Units
           Outstanding at End of Period     1,251,726        209,858

ING JULIUS BAER FOREIGN
        AUV at Beginning of Period              $8.22         $10.00 (7)
        AUV at End of Period                   $10.63          $8.22
        Number of Accumulation Units
           Outstanding at End of Period       502,551        106,211

ING LIMITED MATURITY BOND
        AUV at Beginning of Period             $19.95         $18.88        $17.60         $16.56 (1)
        AUV at End of Period                   $20.22         $19.95        $18.88         $17.60
        Number of Accumulation Units
           Outstanding at End of Period     4,019,585      3,840,533     2,416,706        849,473

ING LIQUID ASSETS
        AUV at Beginning of Period             $15.66         $15.67        $15.31         $14.70 (1)
        AUV at End of Period                   $15.55         $15.66        $15.67         $15.31
        Number of Accumulation Units
           Outstanding at End of Period     9,522,307     10,877,063    12,017,917      7,270,477

ING MARSICO GROWTH
        AUV at Beginning of Period             $10.48         $15.10        $21.96         $29.12 (1)
        AUV at End of Period                   $13.71         $10.48        $15.10         $21.96
        Number of Accumulation Units
           Outstanding at End of Period     6,824,703      5,599,657     6,476,226      4,730,311

ING MERCURY FOCUS VALUE
        AUV at Beginning of Period              $8.37         $10.00 (7)
        AUV at End of Period                   $10.82          $8.37
        Number of Accumulation Units
           Outstanding at End of Period       392,802         91,571

ING MERCURY FUNDAMENTAL GROWTH
        AUV at Beginning of Period              $7.97         $10.00 (7)
        AUV at End of Period                    $9.97          $7.97
        Number of Accumulation Units
           Outstanding at End of Period       237,787         27,664


ES II - 133973


                                       A8

                                               2003           2002          2001           2000
                                           ----------------------------------------------------------
ING MFS MID CAP GROWTH
        AUV at Beginning of Period             $16.01         $31.73        $42.16         $38.56 (1)
        AUV at End of Period                   $21.95         $16.01        $31.73         $42.16
        Number of Accumulation Units
           Outstanding at End of Period     3,776,334      3,084,372     3,144,090      1,992,588

ING MFS RESEARCH
        AUV at Beginning of Period             $15.07         $20.35        $26.30         $26.94 (1)
        AUV at End of Period                   $18.50         $15.07        $20.35         $26.30
        Number of Accumulation Units
           Outstanding at End of Period     2,836,831      2,475,752     2,427,133      1,500,906

ING MFS TOTAL RETURN
        AUV at Beginning of Period             $19.15         $20.47        $20.68         $17.46 (1)
        AUV at End of Period                   $22.03         $19.15        $20.47         $20.68
        Number of Accumulation Units
           Outstanding at End of Period     6,645,212      4,962,123     3,612,214      1,350,560

ING PIMCO CORE BOND
        AUV at Beginning of Period             $12.65         $11.81        $11.70         $11.44 (1)
        AUV at End of Period                   $13.05         $12.65        $11.81         $11.70
        Number of Accumulation Units
           Outstanding at End of Period     6,415,052      4,516,490     1,400,922        381,139

ING SALOMON BROTHERS AGGRESSIVE GROWTH
        AUV at Beginning of Period             $10.00 (13)
        AUV at End of Period                   $10.81
        Number of Accumulation Units
           Outstanding at End of Period       192,028

ING SALOMON BROTHERS ALL CAP
        AUV at Beginning of Period              $8.54         $11.64        $11.59         $10.00 (1)
        AUV at End of Period                   $11.68          $8.54        $11.64         $11.59
        Number of Accumulation Units
           Outstanding at End of Period     5,835,012      4,205,151     3,977,598      1,200,520

ING SALOMON BROTHERS INVESTORS
        AUV at Beginning of Period              $8.06         $10.62        $11.26         $10.00 (1)
        AUV at End of Period                   $10.42          $8.06        $10.62         $11.26
        Number of Accumulation Units
           Outstanding at End of Period     2,060,651      1,674,081     1,224,296        313,828

ING T. ROWE PRICE CAPITAL APPRECIATION
        AUV at Beginning of Period             $27.72         $27.99        $25.84         $20.89 (1)
        AUV at End of Period                   $34.21         $27.72        $27.99         $25.84
        Number of Accumulation Units
           Outstanding at End of Period     5,743,181      4,380,117     2,279,908        507,008

ING T. ROWE PRICE EQUITY INCOME
        AUV at Beginning of Period             $20.28         $23.71        $23.74         $20.18 (1)
        AUV at End of Period                   $25.02         $20.28        $23.71         $23.74
        Number of Accumulation Units
           Outstanding at End of Period     3,297,900      2,137,260     1,599,946        470,889

ING UBS U.S. BALANCED
        AUV at Beginning of Period              $7.25 (15)
        AUV at End of Period                    $8.44
        Number of Accumulation Units
           Outstanding at End of Period     1,411,580

ING VAN KAMPEN EQUITY GROWTH
        AUV at Beginning of Period              $7.82         $10.00 (7)
        AUV at End of Period                    $9.53          $7.82
        Number of Accumulation Units
           Outstanding at End of Period       566,448        115,969

ING VAN KAMPEN GLOBAL FRANCHISE
        AUV at Beginning of Period              $8.84         $10.00 (7)
        AUV at End of Period                   $11.00          $8.84
        Number of Accumulation Units
           Outstanding at End of Period       885,643        255,324


ES II - 133973


                                       A9

                                               2003           2002          2001           2000
                                           ----------------------------------------------------------
ING VAN KAMPEN GROWTH & INCOME
        AUV at Beginning of Period             $18.08         $21.53        $24.81         $25.53 (1)
        AUV at End of Period                   $22.79         $18.08        $21.53         $24.81
        Number of Accumulation Units
           Outstanding at End of Period     2,615,475      1,951,607     1,737,220      1,073,372

ING VAN KAMPEN REAL ESTATE
        AUV at Beginning of Period             $27.82         $28.18        $26.44         $20.64 (1)
        AUV at End of Period                   $33.77         $27.82        $28.18         $26.44
        Number of Accumulation Units
           Outstanding at End of Period     1,439,332        947,489       414,152        211,380

ING VP BOND PORTFOLIO
        AUV at Beginning of Period             $10.64         $10.00 (7)
        AUV at End of Period                   $11.12         $10.64
        Number of Accumulation Units
           Outstanding at End of Period       897,486        665,314

ING VP GROWTH OPPORTUNITIES
        AUV at Beginning of Period              $5.26          $7.79        $10.00 (4)
        AUV at End of Period                    $6.86          $5.26         $7.79
        Number of Accumulation Units
           Outstanding at End of Period       696,848        297,927        83,427

ING VP INDEX PLUS LARGE CAP
        AUV at Beginning of Period             $10.00 (12)
        AUV at End of Period                    $8.97
        Number of Accumulation Units
           Outstanding at End of Period     1,239,109

ING VP INDEX PLUS MID CAP
        AUV at Beginning of Period             $10.00 (15)
        AUV at End of Period                   $11.13
        Number of Accumulation Units
           Outstanding at End of Period       317,218

ING VP INDEX PLUS SMALL CAP
        AUV at Beginning of Period             $10.00 (15)
        AUV at End of Period                   $11.53
        Number of Accumulation Units
           Outstanding at End of Period       255,326

ING VP MAGNACAP
        AUV at Beginning of Period              $7.10          $9.35        $10.00 (4)
        AUV at End of Period                    $9.14          $7.10         $9.35
        Number of Accumulation Units
           Outstanding at End of Period       647,836        307,643        91,138

ING VP SMALLCAP OPPORTUNITIES
        AUV at Beginning of Period              $4.62          $8.33        $10.00 (4)
        AUV at End of Period                    $6.30          $4.62         $8.33
        Number of Accumulation Units
           Outstanding at End of Period     2,408,836      1,042,746       268,186

ING VP WORLDWIDE GROWTH
        AUV at Beginning of Period              $5.20          $7.02         $8.75         $10.00 (2)
        AUV at End of Period                    $6.62          $5.20         $7.02          $8.75
        Number of Accumulation Units
           Outstanding at End of Period     1,303,851        859,281       479,640        169,871

INVESCO VIF HEALTH SCIENCES
        AUV at Beginning of Period              $7.65         $10.27        $10.00 (5)
        AUV at End of Period                    $9.63          $7.65        $10.27
        Number of Accumulation Units
           Outstanding at End of Period     1,881,172        481,392        38,465

INVESCO VIF LEISURE FUND
        AUV at Beginning of Period              $8.44         $10.00 (7)
        AUV at End of Period                   $10.70          $8.44
        Number of Accumulation Units
           Outstanding at End of Period       567,796        132,021


ES II - 133973


                                      A10

                                               2003           2002          2001           2000
                                           ----------------------------------------------------------
INVESCO VIF--FINANCIAL SERVICES
        AUV at Beginning of Period              $7.85          $9.36        $10.00 (5)
        AUV at End of Period                   $10.03          $7.85         $9.36
        Number of Accumulation Units
           Outstanding at End of Period     1,345,964        491,869        37,443

INVESCO VIF--UTILITIES
        AUV at Beginning of Period              $6.37          $8.11        $10.00 (5)
        AUV at End of Period                    $7.37          $6.37         $8.11
        Number of Accumulation Units
           Outstanding at End of Period       588,433        152,798         8,161

JENNISON PORTFOLIO
        AUV at Beginning of Period              $4.27          $6.29         $7.84         $10.00 (2)
        AUV at End of Period                    $5.45          $4.27         $6.29          $7.84
        Number of Accumulation Units
           Outstanding at End of Period     1,748,111      1,366,874     1,272,891        242,694

LIBERTY ASSET ALLOCATION
        AUV at Beginning of Period             $10.00 (10)
        AUV at End of Period                   $11.99
        Number of Accumulation Units
           Outstanding at End of Period        24,316

LIBERTY EQUITY
        AUV at Beginning of Period              $6.56          $9.20        $11.41         $11.52
        AUV at End of Period                    $8.02          $6.56         $9.20         $11.41
        Number of Accumulation Units
           Outstanding at End of Period        44,064         41,998        41,998         46,533

LIBERTY FEDERAL SECURITIES
        AUV at Beginning of Period             $10.00 (10)
        AUV at End of Period                   $10.09
        Number of Accumulation Units
           Outstanding at End of Period         3,090

LIBERTY SMALL CO. GROWTH
        AUV at Beginning of Period             $10.00 (10)
        AUV at End of Period                   $14.98
        Number of Accumulation Units
           Outstanding at End of Period         1,018

PIMCO HIGH YIELD PORTFOLIO
        AUV at Beginning of Period              $9.82         $10.08        $10.00         $10.16 (1)
        AUV at End of Period                   $11.89          $9.82        $10.08         $10.00
        Number of Accumulation Units
           Outstanding at End of Period     7,368,292      3,925,319     2,641,283        908,512

PIMCO STOCKSPLUS GROWTH & INCOME
        AUV at Beginning of Period              $8.03         $10.21        $11.70         $12.52 (1)
        AUV at End of Period                   $10.32          $8.03        $10.21         $11.70
        Number of Accumulation Units
           Outstanding at End of Period     1,818,112      2,241,996     2,222,192      1,178,840

PIONEER FUND VCT
        AUV at Beginning of Period              $7.47          $9.38        $10.00 (5)
        AUV at End of Period                    $9.08          $7.47         $9.38
        Number of Accumulation Units
           Outstanding at End of Period       884,740        295,688         5,663

PIONEER MID CAP VALUE
        AUV at Beginning of Period              $9.36         $10.71        $10.00 (5)
        AUV at End of Period                   $12.64          $9.36        $10.71
        Number of Accumulation Units
           Outstanding at End of Period     2,350,778        728,410        98,183


ES II - 133973


                                      A11

                                               2003           2002          2001           2000
                                           ----------------------------------------------------------
PROFUND VP BULL
        AUV at Beginning of Period              $6.66          $8.89        $10.00 (4)
        AUV at End of Period                    $8.25          $6.66         $8.89
        Number of Accumulation Units
           Outstanding at End of Period     3,673,934      1,271,888       267,236

PROFUND VP EUROPE 30
        AUV at Beginning of Period              $6.05          $8.26        $10.00 (4)
        AUV at End of Period                    $8.27          $6.05         $8.26
        Number of Accumulation Units
           Outstanding at End of Period       786,491      1,365,500       568,994

PROFUND VP RISING RATES OPPORTUNITY
        AUV at Beginning of Period             $10.00 (14)
        AUV at End of Period                    $9.36
        Number of Accumulation Units
           Outstanding at End of Period       214,510

PROFUND VP SMALL CAP
        AUV at Beginning of Period              $7.21          $9.43        $10.00 (4)
        AUV at End of Period                   $10.14          $7.21         $9.43
        Number of Accumulation Units
           Outstanding at End of Period     3,015,456      1,133,339       403,215

SP JENNISON INTERNATIONAL GROWTH
        AUV at Beginning of Period              $4.11          $5.41         $8.56         $10.00 (3)
        AUV at End of Period                    $5.64          $4.11         $5.41          $8.56
        Number of Accumulation Units
           Outstanding at End of Period     2,035,467        519,700       385,101         44,024

FOOTNOTES
(1)  Fund First Available during October 1993           (10)  Funds First Available April 2003
(2)  Fund First Available during January 1995           (11)  Funds First Available June 2003
(3)  Fund First Available during October 1995           (12)  Funds First Available August 2003
(4)  Fund First Available during January 1996           (13)  Funds First Available September 2003
(5)  Fund First Available during September 1996         (14)  Funds First Available October 2003
(6)  Fund First Available during February 1997          (15)  Funds First Available November 2003
(7)  Fund First Available during May 1998
(8)  Fund First Available during October 2000
(9)  Fund First Available during May 2001


                                                 2003          2002          2001           2000          1999
                                            ------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.55 %

AIM VI DENT DEMOGRAPHIC TRENDS
AUV at Beginning of Period                       $7.33         $10.99        $10.00 (11)
AUV at End of Period                             $9.91          $7.33        $10.99
Number of Accumulation Units
   Outstanding at End of Period                178,911         43,074        77,645

COLONIAL SMALL CAP VALUE
AUV at Beginning of Period                      $10.00
AUV at End of Period                            $13.84
Number of Accumulation Units
   Outstanding at End of Period                 82,669

FIDELITY VIP EQUITY--INCOME
AUV at Beginning of Period                       $7.82          $9.58        $10.00 (12)
AUV at End of Period                            $10.01          $7.82         $9.58
Number of Accumulation Units
   Outstanding at End of Period                591,447        185,665

FIDELITY VIP GROWTH
AUV at Beginning of Period                       $6.36          $9.27        $10.00 (12)
AUV at End of Period                             $8.30          $6.36         $9.27
Number of Accumulation Units
   Outstanding at End of Period                502,112        219,815

                                                 1998           1997           1996          1995
                                            ---------------------------------------------------------
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.55 %

AIM VI DENT DEMOGRAPHIC TRENDS
AUV at Beginning of Period
AUV at End of Period
Number of Accumulation Units
   Outstanding at End of Period

COLONIAL SMALL CAP VALUE
AUV at Beginning of Period
AUV at End of Period
Number of Accumulation Units
   Outstanding at End of Period

FIDELITY VIP EQUITY--INCOME
AUV at Beginning of Period
AUV at End of Period
Number of Accumulation Units
   Outstanding at End of Period

FIDELITY VIP GROWTH
AUV at Beginning of Period
AUV at End of Period
Number of Accumulation Units
   Outstanding at End of Period


ES II - 133973


                                      A12

                                                 2003          2002          2001           2000          1999
                                            ------------------------------------------------------------------------
ING AIM MID CAP GROWTH
AUV at Beginning of Period                       $9.80         $14.57        $18.78         $21.78         $14.16
AUV at End of Period                            $13.91          $9.80        $14.57         $18.78         $21.78
Number of Accumulation Units
   Outstanding at End of Period              1,824,861      1,999,023     2,640,192      3,565,531      2,655,079

ING ALLIANCE MID CAP GROWTH
AUV at Beginning of Period                       $9.99         $14.51        $17.09         $20.94         $16.94
AUV at End of Period                            $16.43          $9.99        $14.51         $17.09         $20.94
Number of Accumulation Units
   Outstanding at End of Period              4,192,754      4,478,810     5,716,524      6,622,519      6,210,698

ING AMERICAN FUNDS GROWTH
AUV at Beginning of Period                      $10.00
AUV at End of Period                            $10.77
Number of Accumulation Units
   Outstanding at End of Period                388,436

ING AMERICAN FUNDS GROWTH-INCOME
AUV at Beginning of Period                      $10.00
AUV at End of Period                            $10.98
Number of Accumulation Units
   Outstanding at End of Period                397,600

ING AMERICAN FUNDS INTERNATIONAL
AUV at Beginning of Period                      $10.00
AUV at End of Period                            $11.61
Number of Accumulation Units
   Outstanding at End of Period                137,400

ING CAPITAL GUARDIAN LARGE CAP VALUE
AUV at Beginning of Period                       $7.50          $9.99        $10.53         $10.00 (7)
AUV at End of Period                            $10.09          $7.50         $9.99         $10.53
Number of Accumulation Units
   Outstanding at End of Period              2,408,098      2,128,387     1,783,085        770,213

ING CAPITAL GUARDIAN MANAGED GLOBAL
AUV at Beginning of Period                      $13.59         $17.30        $19.94         $23.71         $14.75
AUV at End of Period                            $18.24         $13.59        $17.30         $19.94         $23.71
Number of Accumulation Units
   Outstanding at End of Period              2,499,768      2,796,359     3,208,566      3,496,637      3,306,922

ING CAPITAL GUARDIAN SMALL CAP
AUV at Beginning of Period                      $13.00         $17.71        $18.26         $22.68         $15.30
AUV at End of Period                            $17.97         $13.00        $17.71         $18.26         $22.68
Number of Accumulation Units
   Outstanding at End of Period              3,768,841      4,048,976     4,908,965      5,436,275      4,514,345

ING DEVELOPING WORLD
AUV at Beginning of Period                       $6.19          $7.04         $7.55         $11.58          $7.27
AUV at End of Period                             $8.93          $6.19         $7.04          $7.55         $11.58
Number of Accumulation Units
   Outstanding at End of Period              1,347,745      1,372,717     1,610,890        991,863        926,115

ING EAGLE ASSET VALUE EQUITY
AUV at Beginning of Period                      $14.82         $18.15        $19.29         $18.01         $18.20
AUV at End of Period                            $18.27         $14.82        $18.15         $19.29         $18.01
Number of Accumulation Units
   Outstanding at End of Period              1,905,659      2,133,007     2,428,124      2,589,777      2,709,066

ING FMR(SM) DIVERSIFIED MID--CAP
AUV at Beginning of Period                       $7.21          $9.08         $9.87         $10.00 (9)
AUV at End of Period                             $9.47          $7.21         $9.08          $9.87
Number of Accumulation Units
   Outstanding at End of Period                492,657        504,098       261,790        185,852

ING GOLDMAN SACHS INTERNET TOLLKEEPER
AUV at Beginning of Period                       $4.64          $7.61        $10.00 (10)
AUV at End of Period                             $6.44          $4.64         $7.61
Number of Accumulation Units
   Outstanding at End of Period                228,338        109,776        36,477

ING HARD ASSETS
AUV at Beginning of Period                      $13.76         $13.87        $16.03         $17.09         $14.07
AUV at End of Period                            $20.62         $13.76        $13.87         $16.03         $17.09
Number of Accumulation Units
   Outstanding at End of Period                549,898        561,649       458,820        598,435        696,930

                                                 1998           1997           1996          1995
                                            ---------------------------------------------------------
ING AIM MID CAP GROWTH
AUV at Beginning of Period                       $14.26         $11.76        $10.01       $10.00 (1)
AUV at End of Period                             $14.16         $14.26        $11.76       $10.01
Number of Accumulation Units
   Outstanding at End of Period               1,731,615      1,361,070       968,694      152,633

ING ALLIANCE MID CAP GROWTH
AUV at Beginning of Period                       $15.36         $12.47        $10.00 (3)
AUV at End of Period                             $16.94         $15.36        $12.47
Number of Accumulation Units
   Outstanding at End of Period               3,474,460      1,288,333       173,758

ING AMERICAN FUNDS GROWTH
AUV at Beginning of Period
AUV at End of Period
Number of Accumulation Units
   Outstanding at End of Period

ING AMERICAN FUNDS GROWTH-INCOME
AUV at Beginning of Period
AUV at End of Period
Number of Accumulation Units
   Outstanding at End of Period

ING AMERICAN FUNDS INTERNATIONAL
AUV at Beginning of Period
AUV at End of Period
Number of Accumulation Units
   Outstanding at End of Period

ING CAPITAL GUARDIAN LARGE CAP VALUE
AUV at Beginning of Period
AUV at End of Period
Number of Accumulation Units
   Outstanding at End of Period

ING CAPITAL GUARDIAN MANAGED GLOBAL
AUV at Beginning of Period                       $11.58         $10.49         $9.49        $9.24 (1)
AUV at End of Period                             $14.75         $11.58        $10.49        $9.49
Number of Accumulation Units
   Outstanding at End of Period               3,354,682      2,721,529     1,375,023

ING CAPITAL GUARDIAN SMALL CAP
AUV at Beginning of Period                       $12.84         $11.82        $10.00       $10.00 (2)
AUV at End of Period                             $15.30         $12.84        $11.82       $10.00
Number of Accumulation Units
   Outstanding at End of Period               3,086,639      2,049,765     1,316,663           --

ING DEVELOPING WORLD
AUV at Beginning of Period                       $10.00 (6)
AUV at End of Period                              $7.27
Number of Accumulation Units
   Outstanding at End of Period                  82,414

ING EAGLE ASSET VALUE EQUITY
AUV at Beginning of Period                       $18.20         $14.53        $13.34       $12.40 (1)
AUV at End of Period                             $18.20         $18.20        $14.53       $13.34
Number of Accumulation Units
   Outstanding at End of Period               2,736,311      1,793,172     1,052,064      179,453

ING FMR(SM) DIVERSIFIED MID--CAP
AUV at Beginning of Period
AUV at End of Period
Number of Accumulation Units
   Outstanding at End of Period

ING GOLDMAN SACHS INTERNET TOLLKEEPER
AUV at Beginning of Period
AUV at End of Period
Number of Accumulation Units
   Outstanding at End of Period

ING HARD ASSETS
AUV at Beginning of Period                       $20.29         $19.42        $14.80       $14.57 (1)
AUV at End of Period                             $14.07         $20.29        $19.42       $14.80
Number of Accumulation Units
   Outstanding at End of Period                 609,087        637,191       341,711       26,605


ES II - 133973


                                      A13

                                                 2003          2002          2001           2000          1999
                                            ------------------------------------------------------------------------
ING INTERNATIONAL EQUITY
AUV at Beginning of Period                       $7.14          $8.65        $11.37         $15.59         $10.32
AUV at End of Period                             $9.08          $7.14         $8.65         $11.37         $15.59
Number of Accumulation Units
   Outstanding at End of Period              1,583,400      1,745,092     2,043,470      2,474,741      1,959,321

ING JANUS GROWTH AND INCOME
AUV at Beginning of Period                       $7.03          $8.86         $9.94         $10.00 (9)
AUV at End of Period                             $8.48          $7.03         $8.86          $9.94
Number of Accumulation Units
   Outstanding at End of Period                754,836        719,851       470,484         88,531

ING JANUS SPECIAL EQUITY
AUV at Beginning of Period                       $6.06          $8.31         $8.89         $10.00 (9)
AUV at End of Period                             $8.97          $6.06         $8.31          $8.89
Number of Accumulation Units
   Outstanding at End of Period                240,606        162,394       158,129         85,716

ING JENNISON EQUITY OPPORTUNITIES
AUV at Beginning of Period                      $14.82         $21.28        $24.85         $29.77         $24.26
AUV at End of Period                            $19.13         $14.82        $21.28         $24.85         $29.77
Number of Accumulation Units
   Outstanding at End of Period              2,572,697      2,915,036     3,688,603      4,174,489      3,839,680

ING JP MORGAN FLEMING INTERNATIONAL
AUV at Beginning of Period                      $10.00
AUV at End of Period                            $11.87
Number of Accumulation Units
   Outstanding at End of Period                 11,753

ING JP MORGAN FLEMING SMALLCAP
AUV at Beginning of Period                       $7.84         $10.00 (12)
AUV at End of Period                            $10.36          $7.84
Number of Accumulation Units
   Outstanding at End of Period                 99,605         31,084

ING JULIUS BAER FOREIGN
AUV at Beginning of Period                       $8.22         $10.00 (12)
AUV at End of Period                            $10.61          $8.22
Number of Accumulation Units
   Outstanding at End of Period                108,890         33,208

ING LIMITED MATURITY BOND
AUV at Beginning of Period                      $19.73         $18.69        $17.45         $16.45         $16.52
AUV at End of Period                            $19.98         $19.73        $18.69         $17.45         $16.45
Number of Accumulation Units
   Outstanding at End of Period              2,413,916      3,063,486     2,547,141      1,769,356      1,835,681

ING LIQUID ASSETS
AUV at Beginning of Period                      $15.51         $15.54        $15.19         $14.55         $14.11
AUV at End of Period                            $15,39         $15.51        $15.54         $15.19         $14.55
Number of Accumulation Units
   Outstanding at End of Period              3,967,468      5,577,967     7,210,822      5,535,947      7,668,618

ING MARSICO GROWTH
AUV at Beginning of Period                      $10.41         $15.01        $21.86         $28.46         $16.22
AUV at End of Period                            $13.60         $10.41        $15.01         $21.86         $28.46
Number of Accumulation Units
   Outstanding at End of Period              7,363,429      8,151,064    11,192,041     13,563,138     11,168,535

ING MERCURY FOCUS VALUE
AUV at Beginning of Period                       $8.36         $10.00 (12)
AUV at End of Period                            $10.80          $8.36
Number of Accumulation Units
   Outstanding at End of Period                 78,050         69,302

ING MERCURY FUNDAMENTAL GROWTH
AUV at Beginning of Period                       $7.97         $10.00 (12)
AUV at End of Period                             $9.96          $7.97
Number of Accumulation Units
   Outstanding at End of Period                 30,926         18,057

ING MFS MID CAP GROWTH
AUV at Beginning of Period                      $15.88         $31.50        $41.89         $39.34         $22.31
AUV at End of Period                            $21.75         $15.88        $31.50         $41.89         $39.34
Number of Accumulation Units
   Outstanding at End of Period              3,416,000      3,781,798     4,965,396      5,926,553      3,717,261

                                                 1998           1997           1996          1995
                                            ---------------------------------------------------------
ING INTERNATIONAL EQUITY
AUV at Beginning of Period                        $9.95         $10.34        $10.00 (5)
AUV at End of Period                             $10.32          $9.95        $10.34
Number of Accumulation Units
   Outstanding at End of Period                 680,861         36,098

ING JANUS GROWTH AND INCOME
AUV at Beginning of Period
AUV at End of Period
Number of Accumulation Units
   Outstanding at End of Period

ING JANUS SPECIAL EQUITY
AUV at Beginning of Period
AUV at End of Period
Number of Accumulation Units
   Outstanding at End of Period

ING JENNISON EQUITY OPPORTUNITIES
AUV at Beginning of Period                       $21.87         $17.22        $14.55       $14.16 (1)
AUV at End of Period                             $24.26         $21.87        $17.22       $14.55
Number of Accumulation Units
   Outstanding at End of Period               2,787,732      1,772,316     1,106,359      326,610

ING JP MORGAN FLEMING INTERNATIONAL
AUV at Beginning of Period
AUV at End of Period
Number of Accumulation Units
   Outstanding at End of Period

ING JP MORGAN FLEMING SMALLCAP
AUV at Beginning of Period
AUV at End of Period
Number of Accumulation Units
   Outstanding at End of Period

ING JULIUS BAER FOREIGN
AUV at Beginning of Period
AUV at End of Period
Number of Accumulation Units
   Outstanding at End of Period

ING LIMITED MATURITY BOND
AUV at Beginning of Period                       $15.70         $14.95        $14.56       $14.20 (1)
AUV at End of Period                             $16.52         $15.70        $14.95       $14.56
Number of Accumulation Units
   Outstanding at End of Period               1,121,401        462,583       349,417      136,553

ING LIQUID ASSETS
AUV at Beginning of Period                       $13.65         $13.19        $12.76       $12.63 (1)
AUV at End of Period                             $14.11         $13.65        $13.19       $12.76
Number of Accumulation Units
   Outstanding at End of Period               2,964,038      1,132,057       383,231       93,239

ING MARSICO GROWTH
AUV at Beginning of Period                       $12.99         $11.40        $10.00 (4)
AUV at End of Period                             $16.22         $12.99        $11.40
Number of Accumulation Units
   Outstanding at End of Period               2,452,150        763,169

ING MERCURY FOCUS VALUE
AUV at Beginning of Period
AUV at End of Period
Number of Accumulation Units
   Outstanding at End of Period

ING MERCURY FUNDAMENTAL GROWTH
AUV at Beginning of Period
AUV at End of Period
Number of Accumulation Units
   Outstanding at End of Period

ING MFS MID CAP GROWTH
AUV at Beginning of Period                       $18.45         $15.66        $13.19       $12.93 (3)
AUV at End of Period                             $22.31         $18.45        $15.66       $13.19
Number of Accumulation Units
   Outstanding at End of Period               1,527,665        518,640        56,163


ES II - 133973


                                      A14

                                                 2003          2002          2001           2000          1999
                                            ------------------------------------------------------------------------

ING MFS RESEARCH
AUV at Beginning of Period                      $14.95         $20.21        $26.13         $27.80         $22.73
AUV at End of Period                            $18.33         $14.95        $20.21         $26.13         $27.80
Number of Accumulation Units
   Outstanding at End of Period              4,358,136      4,975,285     6,799,019      7,760,199      7,240,462

ING MFS TOTAL RETURN
AUV at Beginning of Period                      $18.99         $20.33        $20.55         $17.91         $17.60
AUV at End of Period                            $21.83         $18.99        $20.33         $20.55         $17.91
Number of Accumulation Units
   Outstanding at End of Period              5,459,084      5,740,870     6,331,856      6,431,976      6,739,205

ING PIMCO CORE BOND
AUV at Beginning of Period                      $12.55         $11.73        $11.63         $11.70         $13.00
AUV at End of Period                            $12.94         $12.55        $11.73         $11.63         $11.70
Number of Accumulation Units
   Outstanding at End of Period              1,936,849      2,142,595       813,599        490,810        382,608

ING SALOMON BROTHERS AGGRESSIVE GROWTH
AUV at Beginning of Period                      $10.00
AUV at End of Period                            $10.81
Number of Accumulation Units
   Outstanding at End of Period                 16,860

ING SALOMON BROTHERS ALL CAP
AUV at Beginning of Period                       $8.51         $11.62        $11.58         $10.00 (7)
AUV at End of Period                            $11.64          $8.51        $11.62         $11.58
Number of Accumulation Units
   Outstanding at End of Period              1,646,965      1,646,987     2,043,716      1,155,496

ING SALOMON BROTHERS INVESTORS
AUV at Beginning of Period                       $8.04         $10.60        $11.25         $10.00 (7)
AUV at End of Period                            $10.38          $8.04        $10.60         $11.25
Number of Accumulation Units
   Outstanding at End of Period                565,048        590,391       533,884        198,869

ING T. ROWE PRICE CAPITAL APPRECIATION
AUV at Beginning of Period                      $27.37         $27.67        $25.57         $21.29         $20.23
AUV at End of Period                            $33.75         $27.37        $27.67         $25.57         $21.29
Number of Accumulation Units
   Outstanding at End of Period              3,717,807      4,093,955     3,679,280      3,165,782      3,304,307

ING T. ROWE PRICE EQUITY INCOME
AUV at Beginning of Period                      $20.03         $23.43        $23.49         $21.12         $21.61
AUV at End of Period                            $24.68         $20.03        $23.43         $23.49         $21.12
Number of Accumulation Units
   Outstanding at End of Period              2,135,369      2,226,227     2,377,259      2,237,388      2,523,887

ING UBS U.S. BALANCED
AUV at Beginning of Period                       $7.24
AUV at End of Period                             $8.41
Number of Accumulation Units
   Outstanding at End of Period                284,098

ING VAN KAMPEN EQUITY GROWTH
AUV at Beginning of Period                       $7.81         $10.00 (12)
AUV at End of Period                             $9.51          $7.81
Number of Accumulation Units
   Outstanding at End of Period                122,975         36,457

ING VAN KAMPEN GLOBAL FRANCHISE
AUV at Beginning of Period                       $8.84         $10.00 (12)
AUV at End of Period                            $10.98          $8.84
Number of Accumulation Units
   Outstanding at End of Period                189,266        135,600

ING VAN KAMPEN GROWTH & INCOME
AUV at Beginning of Period                      $17.94         $21.38        $24.67         $25.59         $22.43
AUV at End of Period                            $22.59         $17.94        $21.38         $24.67         $25.59
Number of Accumulation Units
   Outstanding at End of Period              6,186,431      6,933,409     8,520,621      9,797,232     10,160,317

ING VAN KAMPEN REAL ESTATE
AUV at Beginning of Period                      $27.47         $27.85        $26.16         $20.28         $21.42
AUV at End of Period                            $37.25         $27.47        $27.85         $26.16         $20.28
Number of Accumulation Units
   Outstanding at End of Period                740,624        784,789       715,123        738,551        742,364

                                                 1998           1997           1996          1995
                                            ---------------------------------------------------------

ING MFS RESEARCH
AUV at Beginning of Period                       $18.77         $15.87        $13.07       $12.23 (4)
AUV at End of Period                             $22.73         $18.77        $15.87       $13.07
Number of Accumulation Units
   Outstanding at End of Period               3,875,695        816,216

ING MFS TOTAL RETURN
AUV at Beginning of Period                       $16.02         $13.46        $12.03       $11.39 (4)
AUV at End of Period                             $17.60         $16.02        $13.46       $12.03
Number of Accumulation Units
   Outstanding at End of Period               3,973,034        746,754

ING PIMCO CORE BOND
AUV at Beginning of Period                       $11.81         $11.91        $11.53       $11.18 (6)
AUV at End of Period                             $13.00         $11.81        $11.91       $11.53
Number of Accumulation Units
   Outstanding at End of Period                 119,924            310

ING SALOMON BROTHERS AGGRESSIVE GROWTH
AUV at Beginning of Period
AUV at End of Period
Number of Accumulation Units
   Outstanding at End of Period

ING SALOMON BROTHERS ALL CAP
AUV at Beginning of Period
AUV at End of Period
Number of Accumulation Units
   Outstanding at End of Period

ING SALOMON BROTHERS INVESTORS
AUV at Beginning of Period
AUV at End of Period
Number of Accumulation Units
   Outstanding at End of Period

ING T. ROWE PRICE CAPITAL APPRECIATION
AUV at Beginning of Period                       $19.40         $17.08        $14.91       $14.47 (1)
AUV at End of Period                             $20.23         $19.40        $17.08       $14.91
Number of Accumulation Units
   Outstanding at End of Period               2,780,652      1,766,390       952,517      184,364

ING T. ROWE PRICE EQUITY INCOME
AUV at Beginning of Period                       $20.28         $17.54        $16.38       $15.78 (1)
AUV at End of Period                             $21.61         $20.28        $17.54       $16.38
Number of Accumulation Units
   Outstanding at End of Period               1,980,778      1,485,966     1,117,238      370,515

ING UBS U.S. BALANCED
AUV at Beginning of Period
AUV at End of Period
Number of Accumulation Units
   Outstanding at End of Period

ING VAN KAMPEN EQUITY GROWTH
AUV at Beginning of Period
AUV at End of Period
Number of Accumulation Units
   Outstanding at End of Period

ING VAN KAMPEN GLOBAL FRANCHISE
AUV at Beginning of Period
AUV at End of Period
Number of Accumulation Units
   Outstanding at End of Period

ING VAN KAMPEN GROWTH & INCOME
AUV at Beginning of Period                       $19.96         $15.62        $13.15       $12.09 (1)
AUV at End of Period                             $22.43         $19.96        $15.62       $13.15
Number of Accumulation Units
   Outstanding at End of Period               7,386,288      3,706,709     1,663,079      300,820

ING VAN KAMPEN REAL ESTATE
AUV at Beginning of Period                       $25.14         $20.79        $15.61       $14.76 (1)
AUV at End of Period                             $21.42         $25.14        $20.79       $15.61
Number of Accumulation Units
   Outstanding at End of Period                 914,501        897,320       384,928       61,143


ES II - 133973


                                      A15

                                                 2003          2002          2001           2000          1999
                                            ------------------------------------------------------------------------
ING VP BOND PORTFOLIO
AUV at Beginning of Period                      $10.63         $10.00 (12)
AUV at End of Period                            $11.10         $10.63
Number of Accumulation Units
   Outstanding at End of Period                314,718        290,354

ING VP GROWTH OPPORTUNITIES
AUV at Beginning of Period                       $5.25          $7.78        $10.00 (10)
AUV at End of Period                             $6.84          $5.25         $7.78
Number of Accumulation Units
   Outstanding at End of Period                119,046        134,512        19,161

ING VP INDEX PLUS LARGE CAP
AUV at Beginning of Period                      $10.00
AUV at End of Period                             $8.94
Number of Accumulation Units
   Outstanding at End of Period                 65,973

ING VP MAGNACAP
AUV at Beginning of Period                       $7.08          $9.34        $10.00 (10)
AUV at End of Period                             $9.11          $7.08         $9.34
Number of Accumulation Units
   Outstanding at End of Period                 47,646         20,062         7,517

ING VP SMALLCAP OPPORTUNITIES
AUV at Beginning of Period                       $4.61          $8.32        $10.00 (10)
AUV at End of Period                             $6.28          $4.61         $8.32
Number of Accumulation Units
   Outstanding at End of Period                269,277        139,362        61,322

ING VP WORLDWIDE GROWTH
AUV at Beginning of Period                       $5.19          $7.01         $8.75         $10.00 (8)
AUV at End of Period                             $6.59          $5.19         $7.01          $8.75
Number of Accumulation Units
   Outstanding at End of Period                116,479        142,058       112,981         21,575

INVESCO VIF HEALTH SCIENCES
AUV at Beginning of Period                       $7.63         $10.26        $10.00 (11)
AUV at End of Period                             $9.60          $7.63        $10.26
Number of Accumulation Units
   Outstanding at End of Period                180,195        166,543       110,902

INVESCO VIF LEISURE FUND
AUV at Beginning of Period                       $8.43         $10.00 (12)
AUV at End of Period                            $10.68          $8.43
Number of Accumulation Units
   Outstanding at End of Period                 57,779         28,020

INVESCO VIF--FINANCIAL SERVICES
AUV at Beginning of Period                       $7.84          $9.36        $10.00 (11)
AUV at End of Period                            $10.00          $7.84         $9.36
Number of Accumulation Units
   Outstanding at End of Period                160,101        117,512        23,862

INVESCO VIF--UTILITIES
AUV at Beginning of Period                       $6.36          $8.10        $10.00 (11)
AUV at End of Period                             $7.35          $6.36         $8.10
Number of Accumulation Units
   Outstanding at End of Period                 91,472         86,525        18,795

JENNISON PORTFOLIO
AUV at Beginning of Period                       $4.26          $6.28         $7.84         $10.00 (11)
AUV at End of Period                             $5.43          $4.26         $6.28          $7.84
Number of Accumulation Units
   Outstanding at End of Period                309,725        322,011       417,346         64,129

PIMCO HIGH YIELD PORTFOLIO
AUV at Beginning of Period                       $9.77         $10.04         $9.97         $10.21         $10.07
AUV at End of Period                            $11.82          $9.77        $10.04          $9.97         $10.21
Number of Accumulation Units
   Outstanding at End of Period              3,503,280      3,053,446     3,198,237      3,158,188      3,194,935

PIMCO STOCKSPLUS GROWTH & INCOME
AUV at Beginning of Period                       $7.99         $10.18        $11.67         $13.10         $11.10
AUV at End of Period                            $10.26          $7.99        $10.18         $11.67         $13.10
Number of Accumulation Units
   Outstanding at End of Period              2,681,601      3,392,261     4,054,658      4,659,705      4,371,570

PIONEER FUND VCT
AUV at Beginning of Period                       $7.46          $9.38        $10.00 (11)
AUV at End of Period                             $9.06          $7.46         $9.38
Number of Accumulation Units
   Outstanding at End of Period                258,851        144,235        14,633

                                                 1998           1997           1996          1995
                                            ---------------------------------------------------------
ING VP BOND PORTFOLIO
AUV at Beginning of Period
AUV at End of Period
Number of Accumulation Units
   Outstanding at End of Period

ING VP GROWTH OPPORTUNITIES
AUV at Beginning of Period
AUV at End of Period
Number of Accumulation Units
   Outstanding at End of Period

ING VP INDEX PLUS LARGE CAP
AUV at Beginning of Period
AUV at End of Period
Number of Accumulation Units
   Outstanding at End of Period

ING VP MAGNACAP
AUV at Beginning of Period
AUV at End of Period
Number of Accumulation Units
   Outstanding at End of Period

ING VP SMALLCAP OPPORTUNITIES
AUV at Beginning of Period
AUV at End of Period
Number of Accumulation Units
   Outstanding at End of Period

ING VP WORLDWIDE GROWTH
AUV at Beginning of Period
AUV at End of Period
Number of Accumulation Units
   Outstanding at End of Period

INVESCO VIF HEALTH SCIENCES
AUV at Beginning of Period
AUV at End of Period
Number of Accumulation Units
   Outstanding at End of Period

INVESCO VIF LEISURE FUND
AUV at Beginning of Period
AUV at End of Period
Number of Accumulation Units
   Outstanding at End of Period

INVESCO VIF--FINANCIAL SERVICES
AUV at Beginning of Period
AUV at End of Period
Number of Accumulation Units
   Outstanding at End of Period

INVESCO VIF--UTILITIES
AUV at Beginning of Period
AUV at End of Period
Number of Accumulation Units
   Outstanding at End of Period

JENNISON PORTFOLIO
AUV at Beginning of Period
AUV at End of Period
Number of Accumulation Units
   Outstanding at End of Period

PIMCO HIGH YIELD PORTFOLIO
AUV at Beginning of Period                       $10.00 (6)
AUV at End of Period                             $10.07
Number of Accumulation Units
   Outstanding at End of Period               1,066,219

PIMCO STOCKSPLUS GROWTH & INCOME
AUV at Beginning of Period                       $10.00 (6)
AUV at End of Period                             $11.10
Number of Accumulation Units
   Outstanding at End of Period                 942,738

PIONEER FUND VCT
AUV at Beginning of Period
AUV at End of Period
Number of Accumulation Units
   Outstanding at End of Period


ES II - 133973


                                      A16

                                                 2003          2002          2001           2000          1999
                                            ------------------------------------------------------------------------
PIONEER MID CAP VALUE
AUV at Beginning of Period                       $9.35         $10.71        $10.00 (11)
AUV at End of Period                            $12.61          $9.35        $10.71
Number of Accumulation Units
   Outstanding at End of Period                597,101        509,210        27,109

PROFUND VP BULL
AUV at Beginning of Period                       $6.65          $8.89        $10.00 (10)
AUV at End of Period                             $8.22          $6.65         $8.89
Number of Accumulation Units
   Outstanding at End of Period                354,864        194,395       256,467

PROFUND VP EUROPE 30
AUV at Beginning of Period                       $6.04          $8.26        $10.00 (10)
AUV at End of Period                             $8.24          $6.04         $8.26
Number of Accumulation Units
   Outstanding at End of Period                147,115        156,757         5,726

PROFUND VP RISING RATES OPPORTUNITY
AUV at Beginning of Period                      $10.00
AUV at End of Period                             $9.36
Number of Accumulation Units
   Outstanding at End of Period                137,981

PROFUND VP SMALL CAP
AUV at Beginning of Period                       $7.19          $9.42        $10.00 (10)
AUV at End of Period                            $10.11          $7.19         $9.42
Number of Accumulation Units
   Outstanding at End of Period                424,034        269,440        67,787

SP JENNISON INTERNATIONAL GROWTH
AUV at Beginning of Period                       $4.10          $5.40         $8.56         $10.00 (9)
AUV at End of Period                             $5.62          $4.10         $5.40          $8.56
Number of Accumulation Units
   Outstanding at End of Period                188,212        120,334       101,972         64,843

                                                 1998           1997           1996          1995
                                            ---------------------------------------------------------
PIONEER MID CAP VALUE
AUV at Beginning of Period
AUV at End of Period
Number of Accumulation Units
   Outstanding at End of Period

PROFUND VP BULL
AUV at Beginning of Period
AUV at End of Period
Number of Accumulation Units
   Outstanding at End of Period

PROFUND VP EUROPE 30
AUV at Beginning of Period
AUV at End of Period
Number of Accumulation Units
   Outstanding at End of Period

PROFUND VP RISING RATES OPPORTUNITY
AUV at Beginning of Period
AUV at End of Period
Number of Accumulation Units
   Outstanding at End of Period

PROFUND VP SMALL CAP
AUV at Beginning of Period
AUV at End of Period
Number of Accumulation Units
   Outstanding at End of Period

SP JENNISON INTERNATIONAL GROWTH
AUV at Beginning of Period
AUV at End of Period
Number of Accumulation Units
   Outstanding at End of Period

FOOTNOTES
(1)  Fund First Available during October 1995               (15)  Fund First Available during August 2003
(2)  Fund First Available during January 1996               (16)  Fund First Available during September 2003
(3)  Fund First Available during September 1996             (17)  Fund First Available during October 2003
(4)  Fund First Available during February 1997              (18)  Fund First Available during November 2003
(5)  Fund First Available during October 1997
(6)  Fund First Available during May 1998
(7)  Fund First Available during February 2000
(8)  Fund First Available during May 2000
(9)  Fund First Available during October 2000
(10) Fund First Available during May 2001
(11) Fund First Available during November 2001
(12) Fund First Available during May 2002
(13) Fund First Available during September 2002
(14) Fund First Available during December 2002

                                                    2003          2002          2001            2000
                                             -------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.65 %

AIM VI DENT DEMOGRAPHIC TRENDS
        AUV at Beginning of Period                   $7.32         $10.99        $10.00 (5)
        AUV at End of Period                         $9.89          $7.32        $10.99
        Number of Accumulation Units
           Outstanding at End of Period            343,647         95,005         9,170

COLONIAL SMALL CAP VALUE
        AUV at Beginning of Period                  $10.00 (14)
        AUV at End of Period                        $13.83
        Number of Accumulation Units
           Outstanding at End of Period            202,533

FIDELITY VIP EQUITY--INCOME
        AUV at Beginning of Period                   $7.80          $9.58        $10.00 (7)
        AUV at End of Period                         $9.98          $7.80         $9.58
        Number of Accumulation Units
           Outstanding at End of Period            947,458        177,883            --


ES II - 133973


                                      A17

                                                    2003          2002          2001            2000
                                             -------------------------------------------------------------
FIDELITY VIP GROWTH
        AUV at Beginning of Period                   $6.35          $9.26        $10.00 (7)
        AUV at End of Period                         $8.28          $6.35         $9.26
        Number of Accumulation Units
           Outstanding at End of Period          1,641,662        202,569            --

ING AIM MID CAP GROWTH
        AUV at Beginning of Period                   $9.71         $14.46        $18.65         $21.51 (1)
        AUV at End of Period                        $13.77          $9.71        $14.46         $18.65
        Number of Accumulation Units
           Outstanding at End of Period            477,375        335,993       414,298        185,121

ING ALLIANCE MID CAP GROWTH
        AUV at Beginning of Period                   $9.92         $14.42        $17.00         $19.97 (1)
        AUV at End of Period                        $16.31          $9.92        $14.42         $17.00
        Number of Accumulation Units
           Outstanding at End of Period            845,094        481,010       388,823        181,294

ING AMERICAN FUNDS GROWTH
        AUV at Beginning of Period                  $10.00 (12)
        AUV at End of Period                        $10.76
        Number of Accumulation Units
           Outstanding at End of Period          1,003,541

ING AMERICAN FUNDS GROWTH-INCOME
        AUV at Beginning of Period                  $10.00 (12)
        AUV at End of Period                        $10.98
        Number of Accumulation Units
           Outstanding at End of Period            536,261

ING AMERICAN FUNDS INTERNATIONAL
        AUV at Beginning of Period                  $10.00 (12)
        AUV at End of Period                        $11.61
        Number of Accumulation Units
           Outstanding at End of Period            241,840

ING CAPITAL GUARDIAN LARGE CAP VALUE
        AUV at Beginning of Period                   $7.47          $9.97        $10.52         $10.00 (1)
        AUV at End of Period                        $10.05          $7.47         $9.97         $10.52
        Number of Accumulation Units
           Outstanding at End of Period          3,956,879      2,660,134     1,400,044        181,541

ING CAPITAL GUARDIAN MANAGED GLOBAL
        AUV at Beginning of Period                  $13.43         $17.11        $19.75         $21.96 (1)
        AUV at End of Period                        $18.01         $13.43        $17.11         $19.75
        Number of Accumulation Units
           Outstanding at End of Period          1,411,896      1,121,604       791,259        406,790

ING CAPITAL GUARDIAN SMALL CAP
        AUV at Beginning of Period                  $12.91         $17.60        $18.17         $23.49 (1)
        AUV at End of Period                        $17.82         $12.91        $17.60         $18.17
        Number of Accumulation Units
           Outstanding at End of Period          1,326,176        874,016       534,470        184,093

ING DEVELOPING WORLD
        AUV at Beginning of Period                   $6.16          $7.01         $7.52         $11.62 (1)
        AUV at End of Period                         $8.88          $6.16         $7.01          $7.52
        Number of Accumulation Units
           Outstanding at End of Period            472,273        249,735       203,417         52,533

ING EAGLE ASSET VALUE EQUITY
        AUV at Beginning of Period                  $14.68         $17.99        $19.14         $17.30 (1)
        AUV at End of Period                        $18.08         $14.68        $17.99         $19.14
        Number of Accumulation Units
           Outstanding at End of Period            364,191        318,881       183,496         41,973


ES II - 133973


                                      A18

                                                    2003          2002          2001            2000
                                             -------------------------------------------------------------
ING FMR(SM) DIVERSIFIED MID--CAP
        AUV at Beginning of Period                   $7.19          $9.06         $9.87         $10.00 (3)
        AUV at End of Period                         $9.44          $7.19         $9.06          $9.87
        Number of Accumulation Units
           Outstanding at End of Period          1,236,349        877,092       390,858          9,164

ING GET FUND -- SERIES T
        AUV at Beginning of Period                  $10.07         $10.00 (8)
        AUV at End of Period                        $10.43         $10.07
        Number of Accumulation Units
           Outstanding at End of Period             19,502         19,504

ING GET FUND -- SERIES U
        AUV at Beginning of Period                  $10.00         $10.00 (9)
        AUV at End of Period                        $10.52         $10.00
        Number of Accumulation Units
           Outstanding at End of Period              6,370             --

ING GET FUND -- SERIES V
        AUV at Beginning of Period                  $10.00 (10)
        AUV at End of Period                         $9.71
        Number of Accumulation Units
           Outstanding at End of Period             57,052

ING GET U.S. CORE PORTFOLIO - SERIES 1
        AUV at Beginning of Period                  $10.00 (10)
        AUV at End of Period                        $10.24
        Number of Accumulation Units
           Outstanding at End of Period             56,854

ING GET U.S. CORE PORTFOLIO - SERIES 2
        AUV at Beginning of Period                  $10.00 (15)
        AUV at End of Period                        $10.03
        Number of Accumulation Units
           Outstanding at End of Period             25,109

ING GOLDMAN SACHS INTERNET TOLLKEEPER
        AUV at Beginning of Period                   $4.63          $7.60        $10.00 (4)
        AUV at End of Period                         $6.42          $4.63         $7.60
        Number of Accumulation Units
           Outstanding at End of Period            555,046        240,377        35,022

ING HARD ASSETS
        AUV at Beginning of Period                  $13.55         $13.67        $15.81         $15.76 (1)
        AUV at End of Period                        $20.28         $13.55        $13.67         $15.81
        Number of Accumulation Units
           Outstanding at End of Period            349,772        108,459        18,910          5,200

ING INTERNATIONAL EQUITY
        AUV at Beginning of Period                   $7.09          $8.60        $11.32         $14.90 (6)
        AUV at End of Period                         $9.01          $7.09         $8.60         $11.32
        Number of Accumulation Units
           Outstanding at End of Period            460,646        244,424        66,133

ING JANUS GROWTH AND INCOME
        AUV at Beginning of Period                   $7.01          $8.84         $9.94         $10.00 (3)
        AUV at End of Period                         $8.45          $7.01         $8.84          $9.94
        Number of Accumulation Units
           Outstanding at End of Period          2,048,406      1,160,152       480,294         19,469

ING JANUS SPECIAL EQUITY
        AUV at Beginning of Period                   $6.04          $8.30         $8.88         $10.00 (3)
        AUV at End of Period                         $8.94          $6.04         $8.30          $8.88
        Number of Accumulation Units
           Outstanding at End of Period            344,837        246,924       151,551          9,174


ES II - 133973


                                      A19

                                                    2003          2002          2001            2000
                                             -------------------------------------------------------------
ING JENNISON EQUITY OPPORTUNITIES
        AUV at Beginning of Period                  $14.64         $21.05        $24.59         $28.98 (1)
        AUV at End of Period                        $18.88         $14.64        $21.05         $24.59
        Number of Accumulation Units
           Outstanding at End of Period            463,551        479,670       337,955        124,676

ING JP MORGAN FLEMING INTERNATIONAL
        AUV at Beginning of Period                  $10.00 (12)
        AUV at End of Period                        $11.86
        Number of Accumulation Units
           Outstanding at End of Period             56,919

ING JP MORGAN FLEMING SMALLCAP
        AUV at Beginning of Period                   $7.83         $10.00 (7)
        AUV at End of Period                        $10.34          $7.83
        Number of Accumulation Units
           Outstanding at End of Period            506,711        114,380

ING JULIUS BAER FOREIGN
        AUV at Beginning of Period                   $8.21         $10.00 (7)
        AUV at End of Period                        $10.59          $8.21
        Number of Accumulation Units
           Outstanding at End of Period            296,301         81,977

ING LIMITED MATURITY BOND
        AUV at Beginning of Period                  $19.40         $18.39        $17.18         $16.19 (1)
        AUV at End of Period                        $19.62         $19.40        $18.39         $17.18
        Number of Accumulation Units
           Outstanding at End of Period          1,154,037        917,938       389,087         49,754

ING LIQUID ASSETS
        AUV at Beginning of Period                  $15.23         $15.26        $14.94         $14.37 (1)
        AUV at End of Period                        $15.09         $15.23        $15.26         $14.94
        Number of Accumulation Units
           Outstanding at End of Period          1,848,567      1,599,933       953,602        302,892

ING MARSICO GROWTH
        AUV at Beginning of Period                  $10.34         $14.92        $21.75         $28.89 (1)
        AUV at End of Period                        $13.49         $10.34        $14.92         $21.75
        Number of Accumulation Units
           Outstanding at End of Period          1,979,404      1,434,607     1,236,743        693,052

ING MERCURY FOCUS VALUE
        AUV at Beginning of Period                   $8.36         $10.00 (7)
        AUV at End of Period                        $10.79          $8.36
        Number of Accumulation Units
           Outstanding at End of Period            128,265         36,244

ING MERCURY FUNDAMENTAL GROWTH
        AUV at Beginning of Period                   $7.96         $10.00 (7)
        AUV at End of Period                         $9.94          $7.96
        Number of Accumulation Units
           Outstanding at End of Period            161,256         60,487

ING MFS MID CAP GROWTH
        AUV at Beginning of Period                  $15.74         $31.27        $41.63         $38.15 (1)
        AUV at End of Period                        $21.54         $15.74        $31.27         $41.63
        Number of Accumulation Units
           Outstanding at End of Period          1,153,663        844,739       569,707        186,073

ING MFS RESEARCH
        AUV at Beginning of Period                  $14.82         $20.06        $25.97         $26.65 (1)
        AUV at End of Period                        $18.16         $14.82        $20.06         $25.97
        Number of Accumulation Units
           Outstanding at End of Period            993,001        921,349       792,240        378,215

ING MFS TOTAL RETURN
        AUV at Beginning of Period                  $18.83         $20.18        $20.42         $17.27 (1)
        AUV at End of Period                        $21.62         $18.83        $20.18         $20.42
        Number of Accumulation Units
           Outstanding at End of Period          2,396,435      1,672,477       915,770        205,502


ES II - 133973


                                      A20

                                                    2003          2002          2001            2000
                                             -------------------------------------------------------------
ING PIMCO CORE BOND
        AUV at Beginning of Period                  $12.44         $11.64        $11.55         $11.32 (1)
        AUV at End of Period                        $12.82         $12.44        $11.64         $11.55
        Number of Accumulation Units
           Outstanding at End of Period          2,698,621      1,936,134       244,538         14,652

ING SALOMON BROTHERS AGGRESSIVE GROWTH
        AUV at Beginning of Period                  $10.00 (12)
        AUV at End of Period                        $10.81
        Number of Accumulation Units
           Outstanding at End of Period             94,036

ING SALOMON BROTHERS ALL CAP
        AUV at Beginning of Period                   $8.49         $11.59        $11.57         $10.00 (1)
        AUV at End of Period                        $11.59          $8.49        $11.59         $11.57
        Number of Accumulation Units
           Outstanding at End of Period          2,190,115      1,505,989       807,563         70,600

ING SALOMON BROTHERS INVESTORS
        AUV at Beginning of Period                   $8.01         $10.58        $11.24         $10.00 (1)
        AUV at End of Period                        $10.34          $8.01        $10.58         $11.24
        Number of Accumulation Units
           Outstanding at End of Period          1,081,824      1,030,211       401,684         21,065

ING T. ROWE PRICE CAPITAL APPRECIATION
        AUV at Beginning of Period                  $26.95         $27.27        $25.23         $20.42 (1)
        AUV at End of Period                        $33.19         $26.95        $27.27         $25.23
        Number of Accumulation Units
           Outstanding at End of Period          1,938,760      1,232,631       477,872         61,545

ING T. ROWE PRICE EQUITY INCOME
        AUV at Beginning of Period                  $19.72         $23.10        $23.17         $19.74 (1)
        AUV at End of Period                        $24.27         $19.72        $23.10         $23.17
        Number of Accumulation Units
           Outstanding at End of Period          1,543,749        814,591       410,546         79,161

ING UBS U.S. BALANCED
        AUV at Beginning of Period                   $7.22 (14)
        AUV at End of Period                         $8.38
        Number of Accumulation Units
           Outstanding at End of Period            434,716

ING VAN KAMPEN EQUITY GROWTH
        AUV at Beginning of Period                   $7.81         $10.00 (7)
        AUV at End of Period                         $9.50          $7.81
        Number of Accumulation Units
           Outstanding at End of Period            186,268         28,455

ING VAN KAMPEN GLOBAL FRANCHISE
        AUV at Beginning of Period                   $8.83         $10.00 (7)
        AUV at End of Period                        $10.97          $8.83
        Number of Accumulation Units
           Outstanding at End of Period            441,247        136,897

ING VAN KAMPEN GROWTH & INCOME
        AUV at Beginning of Period                  $17.75         $21.17        $24.45         $25.20 (1)
        AUV at End of Period                        $22.32         $17.75        $21.17         $24.45
        Number of Accumulation Units
           Outstanding at End of Period          1,070,653        835,108       752,796        428,500

ING VAN KAMPEN REAL ESTATE
        AUV at Beginning of Period                  $27.05         $27.45        $25.81         $20.18 (1)
        AUV at End of Period                        $36.64         $27.05        $27.45         $25.81
        Number of Accumulation Units
           Outstanding at End of Period            395,687        242,782        77,777         12,612

ING VP BOND PORTFOLIO
        AUV at Beginning of Period                  $10.63         $10.00 (7)
        AUV at End of Period                        $11.08         $10.63
        Number of Accumulation Units
           Outstanding at End of Period            337,031         88,275


ES II - 133973


                                      A21

                                                    2003          2002          2001            2000
                                             -------------------------------------------------------------
ING VP GROWTH OPPORTUNITIES
        AUV at Beginning of Period                   $5.24          $7.78        $10.00 (4)
        AUV at End of Period                         $6.82          $5.24         $7.78
        Number of Accumulation Units
           Outstanding at End of Period            240,862        157,971        50,783

ING VP INDEX PLUS LARGE CAP
        AUV at Beginning of Period                  $10.00 (11)
        AUV at End of Period                         $8.92
        Number of Accumulation Units
           Outstanding at End of Period            392,888

ING VP MAGNACAP
        AUV at Beginning of Period                   $7.07          $9.34        $10.00 (4)
        AUV at End of Period                         $9.09          $7.07         $9.34
        Number of Accumulation Units
           Outstanding at End of Period            219,722        153,013        28,170

ING VP SMALLCAP OPPORTUNITIES
        AUV at Beginning of Period                   $4.60          $8.32        $10.00 (4)
        AUV at End of Period                         $6.26          $4.60         $8.32
        Number of Accumulation Units
           Outstanding at End of Period            951,109        563,709       111,946

ING VP WORLDWIDE GROWTH
        AUV at Beginning of Period                   $5.17          $6.99         $8.74         $10.00 (2)
        AUV at End of Period                         $6.57          $5.17         $6.99          $8.74
        Number of Accumulation Units
           Outstanding at End of Period            424,273        322,466       158,546         39,547

INVESCO VIF HEALTH SCIENCES
        AUV at Beginning of Period                   $7.62         $10.26        $10.00 (5)
        AUV at End of Period                         $9.58          $7.62        $10.26
        Number of Accumulation Units
           Outstanding at End of Period            507,003        183,978         7,400

INVESCO VIF LEISURE FUND
        AUV at Beginning of Period                   $8.43         $10.00 (7)
        AUV at End of Period                        $10.66          $8.43
        Number of Accumulation Units
           Outstanding at End of Period            224,254         65,382

INVESCO VIF FINANCIAL SERVICES
        AUV at Beginning of Period                   $7.83          $9.35        $10.00 (5)
        AUV at End of Period                         $9.98          $7.83         $9.35
        Number of Accumulation Units
           Outstanding at End of Period            368,146        200,146         5,433

INVESCO VIF UTILITIES
        AUV at Beginning of Period                   $6.35          $8.10        $10.00 (5)
        AUV at End of Period                         $7.33          $6.35         $8.10
        Number of Accumulation Units
           Outstanding at End of Period            212,386         51,660         1,002

JENNISON PORTFOLIO
        AUV at Beginning of Period                   $4.24          $6.27         $7.83         $10.00 (2)
        AUV at End of Period                         $5.41          $4.24         $6.27          $7.83
        Number of Accumulation Units
           Outstanding at End of Period            650,697        522,740       201,082         15,840

PIMCO HIGH YIELD PORTFOLIO
        AUV at Beginning of Period                   $9.73         $10.01         $9.94         $10.12 (1)
        AUV at End of Period                        $11.75          $9.73        $10.01          $9.94
        Number of Accumulation Units
           Outstanding at End of Period          3,143,112      1,388,957       581,041        111,021


ES II - 133973


                                      A22

                                                    2003          2002          2001            2000
                                             -------------------------------------------------------------
PIMCO STOCKSPLUS GROWTH & INCOME
        AUV at Beginning of Period                   $7.95         $10.14        $11.64         $12.48 (1)
        AUV at End of Period                        $10.20          $7.95        $10.14         $11.64
        Number of Accumulation Units
           Outstanding at End of Period            676,563        745,490       468,628        187,618

PIONEER FUND VCT
        AUV at Beginning of Period                   $7.44          $9.37        $10.00 (5)
        AUV at End of Period                         $9.04          $7.44         $9.37
        Number of Accumulation Units
           Outstanding at End of Period            600,838        184,119         9,738

PIONEER MID CAP VALUE
        AUV at Beginning of Period                   $9.34         $10.71        $10.00 (5)
        AUV at End of Period                        $12.59          $9.34        $10.71
        Number of Accumulation Units
           Outstanding at End of Period          1,315,892        338,220         6,577

PROFUND VP BULL
        AUV at Beginning of Period                   $6.64          $8.88        $10.00 (4)
        AUV at End of Period                         $8.20          $6.64         $8.88
        Number of Accumulation Units
           Outstanding at End of Period            212,538        127,500        92,175

PROFUND VP EUROPE 30
        AUV at Beginning of Period                   $6.03          $8.25        $10.00 (4)
        AUV at End of Period                         $8.22          $6.03         $8.25
        Number of Accumulation Units
           Outstanding at End of Period            118,462         64,316        14,668

PROFUND VP RISING RATES OPPORTUNITY
        AUV at Beginning of Period                  $10.00 (13)
        AUV at End of Period                         $9.36
        Number of Accumulation Units
           Outstanding at End of Period             29,131

PROFUND VP SMALL CAP
        AUV at Beginning of Period                   $7.18          $9.41        $10.00 (4)
        AUV at End of Period                        $10.08          $7.18         $9.41
        Number of Accumulation Units
           Outstanding at End of Period            550,359        236,886        18,943

SP JENNISON INTERNATIONAL GROWTH
        AUV at Beginning of Period                   $4.09          $5.39         $8.56         $10.00 (3)
        AUV at End of Period                         $5.60          $4.09         $5.39          $8.56
        Number of Accumulation Units
           Outstanding at End of Period            940,235        243,445       109,344          3,557

FOOTNOTES
(1)  Fund First Available during February 2000          (10)  Funds First Available June 2003
(2)  Fund First Available during May 2000               (11)  Funds First Available August 2003
(3)  Fund First Available during October 2000           (12)  Funds First Available September 2003
(4)  Fund First Available during May 2001               (13)  Funds First Available October 2003
(5)  Fund First Available during November 2001          (14)  Funds First Available November 2003
(6)  Fund First Available during December 2001          (15)  Funds First Available December 2003
(7)  Fund First Available during May 2002
(8)  Fund First Available during September 2002
(9)  Fund First Available during December 2002

                                             2003          2002           2001           2000         1999        1998       1997
                                         -------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.70%

AIM VI DENT DEMOGRAPHIC TRENDS
        AUV at Beginning of Period            $7.32         $10.99         $10.00(8)
        AUV at End of Period                  $9.87          $7.32         $10.99
        Number of Accumulation Units
           Outstanding at End of Period     496,353         94,534         51,753


ES II - 133973


                                      A23

                                             2003          2002           2001           2000         1999        1998       1997
                                         -------------------------------------------------------------------------------------------
COLONIAL SMALL CAP VALUE
        AUV at Beginning of Period           $10.00(16)
        AUV at End of Period                 $13.82
        Number of Accumulation Units
           Outstanding at End of Period     203,540

FIDELITY VIP EQUITY--INCOME
        AUV at Beginning of Period            $7.80         $9.58(9)
        AUV at End of Period                  $9.97         $7.80
        Number of Accumulation Units
           Outstanding at End of Period     881,408       338,456

FIDELITY VIP GROWTH
        AUV at Beginning of Period            $6.34         $9.26(9)
        AUV at End of Period                  $8.27         $6.34
        Number of Accumulation Units
           Outstanding at End of Period   1,487,203       256,321

ING AIM MID CAP GROWTH
        AUV at Beginning of Period            $9.68        $14.41         $18.60         $21.61       $14.07     $14.20    $14.04(1)
        AUV at End of Period                 $13.72         $9.68         $14.41         $18.60       $21.61     $14.07    $14.20
        Number of Accumulation Units
           Outstanding at End of Period   2,492,964     2,578,304      3,613,809      4,283,690    3,050,566    827,478    49,579

ING ALLIANCE MID CAP GROWTH
        AUV at Beginning of Period            $9.89        $14.38         $16.96         $20.82       $16.87     $15.32    $15.92(1)
        AUV at End of Period                 $16.24         $9.89         $14.38         $16.96       $20.82     $16.87    $15.32
        Number of Accumulation Units
           Outstanding at End of Period   5,800,164     6,139,531      7,379,706      8,274,067    7,450,250  2,741,016   253,937

ING AMERICAN FUNDS GROWTH
        AUV at Beginning of Period           $10.00(14)
        AUV at End of Period                 $10.76
        Number of Accumulation Units
           Outstanding at End of Period     964,596

ING AMERICAN FUNDS GROWTH-INCOME
        AUV at Beginning of Period           $10.00(14)
        AUV at End of Period                 $10.98
        Number of Accumulation Units
           Outstanding at End of Period     801,373

ING AMERICAN FUNDS INTERNATIONAL
        AUV at Beginning of Period           $10.00(14)
        AUV at End of Period                 $11.61
        Number of Accumulation Units
           Outstanding at End of Period     252,100

ING CAPITAL GUARDIAN LARGE CAP VALUE
        AUV at Beginning of Period            $7.46         $9.96         $10.52        $10.00(4)
        AUV at End of Period                 $10.03         $7.46          $9.96        $10.52
        Number of Accumulation Units
           Outstanding at End of Period   5,242,836     4,117,976      3,260,905       961,611

ING CAPITAL GUARDIAN MANAGED GLOBAL
        AUV at Beginning of Period           $13.36        $17.03         $19.67        $23.42        $14.59     $11.47    $12.34(1)
        AUV at End of Period                 $17.91        $13.36         $17.03        $19.67        $23.42     $14.59    $11.47
        Number of Accumulation Units
           Outstanding at End of Period   1,425,812     1,143,492        922,271       565,653       139,357     67,979     3,479

ING CAPITAL GUARDIAN SMALL CAP
        AUV at Beginning of Period           $12.86        $17.55         $18.12        $22.55        $15.23     $12.81    $13.78(1)
        AUV at End of Period                 $17.75        $12.86         $17.55        $18.12        $22.55     $15.23    $12.81
        Number of Accumulation Units
           Outstanding at End of Period   4,195,336     4,163,678      4,881,594     4,812,017     3,698,983  1,326,706   106,014

ING DEVELOPING WORLD
        AUV at Beginning of Period            $6.14         $7.00          $7.51        $11.54         $7.26     $10.00(2)
        AUV at End of Period                  $8.85         $6.14          $7.00         $7.51        $11.54      $7.26
        Number of Accumulation Units
           Outstanding at End of Period   1,492,155     1,283,289      1,380,292     1,788,602     1,344,877    111,872


ES II - 133973


                                      A24

                                             2003          2002           2001           2000         1999        1998       1997
                                         -------------------------------------------------------------------------------------------
ING EAGLE ASSET VALUE EQUITY
        AUV at Beginning of Period           $14.61        $17.92         $19.08        $17.84        $18.06     $18.09    $18.67(1)
        AUV at End of Period                 $17.99        $14.61         $17.92        $19.08        $17.84     $18.06    $18.09
        Number of Accumulation Units
           Outstanding at End of Period   1,958,387     2,165,514      2,414,646     2,230,349     1,956,244  1,201,314   118,902

ING FMR(SM) DIVERSIFIED MID--CAP
        AUV at Beginning of Period            $7.18         $9.06          $9.87        $10.00(6)
        AUV at End of Period                  $9.42         $7.18          $9.06         $9.87
        Number of Accumulation Units
           Outstanding at End of Period   1,406,797     1,210,500        722,319       285,263

ING GOLDMAN SACHS INTERNET TOLLKEEPER
        AUV at Beginning of Period            $4.63         $7.60         $10.00(7)
        AUV at End of Period                  $6.41         $4.63          $7.60
        Number of Accumulation Units
           Outstanding at End of Period     559,222       151,985         87,897

ING HARD ASSETS
        AUV at Beginning of Period           $13.45        $13.58         $15.72        $16.78        $13.84     $19.99    $23.34(1)
        AUV at End of Period                 $20.13        $13.45         $13.58        $15.72        $16.78     $13.84    $19.99
        Number of Accumulation Units
           Outstanding at End of Period   1,031,494       968,858        474,626       861,668       565,254    210,821    13,179

ING INTERNATIONAL EQUITY
        AUV at Beginning of Period            $7.07         $8.57         $11.29        $15.50        $10.27      $9.92    $11.60(1)
        AUV at End of Period                  $8.97         $7.07          $8.57        $11.29        $15.50     $10.27     $9.92
        Number of Accumulation Units
           Outstanding at End of Period   3,838,886     4,107,916      4,631,066     5,326,265     4,663,701  1,736,713    72,955

ING JANUS GROWTH AND INCOME
        AUV at Beginning of Period            $7.00         $8.84          $9.94        $10.00(6)
        AUV at End of Period                  $8.43         $7.00          $8.84         $9.94
        Number of Accumulation Units
           Outstanding at End of Period   2,181,919     1,909,356      1,431,165       283,250

ING JANUS SPECIAL EQUITY
        AUV at Beginning of Period            $6.04         $8.29          $8.88        $10.00(6)
        AUV at End of Period                  $8.92         $6.04          $8.29         $8.88
        Number of Accumulation Units
           Outstanding at End of Period     553,068       327,689        389,304       131,190

ING JENNISON EQUITY OPPORTUNITIES
        AUV at Beginning of Period           $14.56        $20.94         $24.48        $29.38        $23.98     $21.65    $21.57(1)
        AUV at End of Period                 $18.77        $14.56         $20.94        $24.48        $29.38     $23.98    $21.65
        Number of Accumulation Units
           Outstanding at End of Period   3,080,079     3,453,225      4,160,509     4,496,266     3,574,165  1,023,965    69,625

ING JP MORGAN FLEMING INTERNATIONAL
        AUV at Beginning of Period           $10.00(14)
        AUV at End of Period                 $11.86
        Number of Accumulation Units
           Outstanding at End of Period      32,414

ING JP MORGAN FLEMING SMALLCAP
        AUV at Beginning of Period            $7.83        $10.00(9)
        AUV at End of Period                 $10.33         $7.83
        Number of Accumulation Units
           Outstanding at End of Period     498,967       166,809

ING JULIUS BAER FOREIGN
        AUV at Beginning of Period            $8.21        $10.00(9)
        AUV at End of Period                 $10.59         $8.21
        Number of Accumulation Units
           Outstanding at End of Period     189,658        52,606


ES II - 133973


                                      A25

                                             2003          2002           2001           2000         1999        1998       1997
                                         -------------------------------------------------------------------------------------------
ING LIMITED MATURITY BOND
        AUV at Beginning of Period           $19.29        $18.30         $17.11        $16.15        $16.25     $15.47    $15.29(1)
        AUV at End of Period                 $19.50        $19.29         $18.30        $17.11        $16.15     $16.25    $15.47
        Number of Accumulation Units
           Outstanding at End of Period   3,602,661     4,436,723      3,653,891     2,442,971     2,267,799    937,378    19,171

ING LIQUID ASSETS
        AUV at Beginning of Period           $15.17        $15.21         $14.90        $14.29        $13.88     $13.44    $13.33(1)
        AUV at End of Period                 $15.02        $15.17         $15.21        $14.90        $14.29     $13.88    $13.44
        Number of Accumulation Units
           Outstanding at End of Period   6,180,281     8,964,022     10,759,451     7,933,970    11,002,422  3,069,965   370,411

ING MARSICO GROWTH
        AUV at Beginning of Period           $10.30        $14.88         $21.70        $28.29        $16.16     $12.96    $15.10(1)
        AUV at End of Period                 $13.44        $10.30         $14.88        $21.70        $28.29     $16.16    $12.96
        Number of Accumulation Units
           Outstanding at End of Period   0,340,319     1,094,010     15,394,399    18,166,964    15,200,893  2,354,359   238,200

ING MERCURY FOCUS VALUE
        AUV at Beginning of Period            $8.35        $10.00(9)
        AUV at End of Period                 $10.78         $8.35
        Number of Accumulation Units
           Outstanding at End of Period     178,759        94,260

ING MERCURY FUNDAMENTAL GROWTH
        AUV at Beginning of Period            $7.96        $10.00(9)
        AUV at End of Period                  $9.93         $7.96
        Number of Accumulation Units
           Outstanding at End of Period     113,463        44,257

ING MFS MID CAP GROWTH
        AUV at Beginning of Period           $15.68        $31.15         $41.50        $39.02        $22.17     $18.36    $18.79(1)
        AUV at End of Period                 $21.44        $15.68         $31.15        $41.50        $39.02     $22.17    $18.36
        Number of Accumulation Units
           Outstanding at End of Period   4,377,954     4,651,811      5,852,720     6,423,422     4,433,020  1,235,725    48,347

ING MFS RESEARCH
        AUV at Beginning of Period           $14.76        $19.98         $25.89        $27.58        $22.59     $18.67    $19.15(1)
        AUV at End of Period                 $18.07        $14.76         $19.98        $25.89        $27.58     $22.59    $18.67
        Number of Accumulation Units
           Outstanding at End of Period   5,236,618     6,171,512      7,706,339     8,763,560     8,143,208  3,674,201   162,677

ING MFS TOTAL RETURN
         AUV at Beginning of Period          $18.75        $20.10         $20.35        $17.77        $17.49     $15.94    $15.68(1)
         AUV at End of Period                $21.52        $18.75         $20.10        $20.35        $17.77     $17.49    $15.94
         Number of Accumulation Units
           Outstanding at End of Period   8,577,564     8,722,390      9,559,263     9,095,577     9,101,946  3,874,736   152,264

ING PIMCO CORE BOND
         AUV at Beginning of Period          $12.39        $11.60         $11.52        $11.60        $12.92     $11.75    $11.87(1)
        AUV at End of Period                 $12.76        $12.39         $11.60        $11.52        $11.60     $12.92    $11.75
         Number of Accumulation Units
           Outstanding at End of Period   4,594,825     4,423,425      1,576,247       774,738       619,047    194,008     6,455

ING SALOMON BROTHERS AGGRESSIVE GROWTH
        AUV at Beginning of Period           $10.00(14)
        AUV at End of Period                 $10.80
        Number of Accumulation Units
           Outstanding at End of Period      96,653

ING SALOMON BROTHERS ALL CAP
        AUV at Beginning of Period            $8.47        $11.58         $11.56        $10.00(4)
        AUV at End of Period                 $11.57         $8.47         $11.58        $11.56
        Number of Accumulation Units
           Outstanding at End of Period   3,873,359     3,652,428      3,995,359     1,620,720

ING SALOMON BROTHERS INVESTORS
        AUV at Beginning of Period            $8.00        $10.57         $11.23        $10.00(4)
        AUV at End of Period                 $10.32         $8.00         $10.57        $11.23
        Number of Accumulation Units
           Outstanding at End of Period   1,438,354     1,371,277      1,410,056       234,838


ES II - 133973


                                      A26

                                             2003          2002           2001           2000         1999        1998       1997
                                         -------------------------------------------------------------------------------------------
ING T. ROWE PRICE CAPITAL APPRECIATION
        AUV at Beginning of Period           $26.76        $27.09         $25.07        $20.91        $19.90     $19.11    $18.96(1)
        AUV at End of Period                 $32.95        $26.76         $27.09        $25.07        $20.91     $19.90    $19.11
        Number of Accumulation Units
           Outstanding at End of Period   5,299,315     5,386,259      4,693,130     3,237,449     3,118,319  1,727,706   108,930

ING T. ROWE PRICE EQUITY INCOME
        AUV at Beginning of Period           $19.58        $22.94         $23.03        $20.74        $21.26     $19.97    $19.99(1)
        AUV at End of Period                 $24.09        $19.58         $22.94        $23.03        $20.74     $21.26    $19.97
        Number of Accumulation Units
           Outstanding at End of Period   3,460,523     3,360,157      3,203,914     2,552,793     2,294,951    744,367    35,954

ING UBS U.S. BALANCED
        AUV at Beginning of Period            $7.21(16)
        AUV at End of Period                  $8.37
        Number of Accumulation Units
           Outstanding at End of Period     699,233

ING VAN KAMPEN EQUITY GROWTH
        AUV at Beginning of Period            $7.81        $10.00(9)
        AUV at End of Period                  $9.49         $7.81
        Number of Accumulation Units
           Outstanding at End of Period     279,599        62,876

ING VAN KAMPEN GLOBAL FRANCHISE
        AUV at Beginning of Period            $8.83        $10.00(9)
        AUV at End of Period                 $10.96         $8.83
        Number of Accumulation Units
           Outstanding at End of Period     396,477       222,557

ING VAN KAMPEN GROWTH & INCOME
        AUV at Beginning of Period           $17.67        $21.08         $24.36        $25.31        $22.22     $19.81    $19.05(1)
        AUV at End of Period                 $22.21        $17.67         $21.08        $24.36        $25.31     $22.22    $19.81
        Number of Accumulation Units
           Outstanding at End of Period   6,539,928     7,350,028      8,865,678     9,922,551     9,473,482  4,305,084   179,402

ING VAN KAMPEN REAL ESTATE
        AUV at Beginning of Period           $26.86        $27.27         $25.65        $19.92        $21.07     $24.76    $24.56(1)
        AUV at End of Period                 $36.36        $26.86         $27.27        $25.65        $19.92     $21.07    $24.76
        Number of Accumulation Units
           Outstanding at End of Period   1,057,432       977,817        801,893       826,871       554,454    426,516    45,472

ING VP BOND PORTFOLIO
        AUV at Beginning of Period           $10.62        $10.00(9)
        AUV at End of Period                 $11.07        $10.62
        Number of Accumulation Units
           Outstanding at End of Period     587,973       707,083

ING VP GROWTH OPPORTUNITIES
        AUV at Beginning of Period            $5.23         $7.78         $10.00(7)
        AUV at End of Period                  $6.82         $5.23          $7.78
        Number of Accumulation Units
           Outstanding at End of Period     283,853       151,543         51,380

ING VP INDEX PLUS LARGE CAP
        AUV at Beginning of Period           $10.00(13)
        AUV at End of Period                  $8.91
        Number of Accumulation Units
           Outstanding at End of Period     295,431

ING VP MAGNACAP
        AUV at Beginning of Period            $7.07         $9.33         $10.00(7)
        AUV at End of Period                  $9.08         $7.07          $9.33
        Number of Accumulation Units
           Outstanding at End of Period     202,659       125,575         76,114


ES II - 133973


                                      A27

                                             2003          2002           2001           2000         1999        1998       1997
                                         -------------------------------------------------------------------------------------------
ING VP SMALLCAP OPPORTUNITIES
        AUV at Beginning of Period            $4.60         $8.31         $10.00(7)
        AUV at End of Period                  $6.25         $4.60          $8.31
        Number of Accumulation Units
           Outstanding at End of Period     948,468       483,573        188,338

ING VP WORLDWIDE GROWTH
        AUV at Beginning of Period            $5.16         $6.99          $8.74        $10.00(5)
        AUV at End of Period                  $6.56         $5.16          $6.99         $8.74
        Number of Accumulation Units
           Outstanding at End of Period     450,252       361,647        247,751        28,853

INVESCO VIF HEALTH SCIENCES
        AUV at Beginning of Period            $7.62        $10.26         $10.00(8)
        AUV at End of Period                  $9.57         $7.62         $10.26
        Number of Accumulation Units
           Outstanding at End of Period     703,869       493,958        367,187

INVESCO VIF LEISURE FUND
        AUV at Beginning of Period            $8.42        $10.00(9)
        AUV at End of Period                 $10.65         $8.42
        Number of Accumulation Units
           Outstanding at End of Period     155,027        30,007

INVESCO VIF--FINANCIAL SERVICES
        AUV at Beginning of Period            $7.82         $9.35         $10.00(8)
        AUV at End of Period                  $9.97         $7.82          $9.35
        Number of Accumulation Units
           Outstanding at End of Period     377,242       182,155         45,911

INVESCO VIF--UTILITIES
        AUV at Beginning of Period            $6.34         $8.10         $10.00(8)
        AUV at End of Period                  $7.32         $6.34          $8.10
        Number of Accumulation Units
           Outstanding at End of Period     376,280       103,374          6,689

JENNISON PORTFOLIO
        AUV at Beginning of Period            $4.24         $6.26          $7.83        $10.00(5)
        AUV at End of Period                  $5.40         $4.24          $6.26         $7.83
        Number of Accumulation Units
           Outstanding at End of Period     902,884       840,344      1,001,520        75,572

LIBERTY ASSET ALLOCATION
        AUV at Beginning of Period           $10.00(12)
        AUV at End of Period                 $11.96
        Number of Accumulation Units
           Outstanding at End of Period       2,420

LIBERTY EQUITY FUND
        AUV at Beginning of Period            $6.50         $9.14         $11.37         $11.78
        AUV at End of Period                  $7.94         $6.50          $9.14         $11.37       $11.78
        Number of Accumulation Units
           Outstanding at End of Period       4,086         2,843          5,671          6,673        4,420

PIMCO HIGH YIELD PORTFOLIO
        AUV at Beginning of Period            $9.70         $9.99          $9.93        $10.19        $10.06     $10.00(3)
        AUV at End of Period                 $11.72         $9.70          $9.99         $9.93        $10.19     $10.06
        Number of Accumulation Units
           Outstanding at End of Period   6,864,118     5,428,136      5,191,930     4,861,886     5,486,600  1,558,466

PIMCO STOCKSPLUS GROWTH & INCOME
        AUV at Beginning of Period            $7.94        $10.12         $11.62        $13.06        $11.09     $10.00(3)
        AUV at End of Period                 $10.17         $7.94         $10.12        $11.62        $13.06     $11.09
        Number of Accumulation Units
           Outstanding at End of Period   4,207,501     5,327,508      6,170,622     6,920,736     7,321,127  1,911,521

PIONEER FUND VCT II
        AUV at Beginning of Period            $7.44         $9.37         $10.00(8)
        AUV at End of Period                  $9.03         $7.44          $9.37
        Number of Accumulation Units
           Outstanding at End of Period     545,156       297,005         27,155


ES II - 133973


                                      A28

                                             2003          2002           2001           2000         1999        1998       1997
                                         -------------------------------------------------------------------------------------------
PIONEER MID CAP VALUE II
        AUV at Beginning of Period            $9.33        $10.71         $10.00 (8)
        AUV at End of Period                 $12.57         $9.33         $10.71
        Number of Accumulation Units
           Outstanding at End of Period   1,411,357       796,390         55,679

PROFUND VP BULL
        AUV at Beginning of Period            $6.63         $8.88         $10.00(7)
        AUV at End of Period                  $8.19         $6.63          $8.88
        Number of Accumulation Units
           Outstanding at End of Period     548,338       342,070        353,534

PROFUND VP EUROPE 30
        AUV at Beginning of Period            $6.02         $8.25         $10.00(7)
        AUV at End of Period                  $8.21         $6.02          $8.25
        Number of Accumulation Units
           Outstanding at End of Period     538,227       181,953         13,357

PROFUND VP RISING RATES OPPORTUNITY
        AUV at Beginning of Period           $10.00(15)
        AUV at End of Period                  $9.36
        Number of Accumulation Units
           Outstanding at End of Period     404,098

PROFUND VP SMALL CAP
        AUV at Beginning of Period            $7.17         $9.41         $10.00(7)
        AUV at End of Period                 $10.07         $7.17          $9.41
        Number of Accumulation Units
           Outstanding at End of Period   1,076,231       499,606        128,298

SP JENNISON INT. GROWTH
        AUV at Beginning of Period            $4.09         $5.39          $8.56        $10.00(6)
        AUV at End of Period                  $5.59         $4.09          $5.39         $8.56
        Number of Accumulation Units
           Outstanding at End of Period     926,785       393,654        214,255        15,695

FOOTNOTES
 (1)  Fund First Available during October 1997                    (12)  Funds First Available during April 2003
 (2)  Fund First Available during February 1998                   (13)  Funds First Available during August 2003
 (3)  Fund First Available during May 1998                        (14)  Funds First Available during September 2003
 (4)  Fund First Available during February 2000                   (15)  Funds First Available during October 2003
 (5)  Fund First Available during May 2000                        (16)  Funds First Available during November 2003
 (6)  Fund First Available during October 2000
 (7)  Fund First Available during May 2001
 (8)  Fund First Available during November 2001
 (9)  Fund First Available during May 2002
(10)  Fund First Available during September 2002
(11)  Fund First Available during

                                                     2003            2002          2001            2000
                                                  ---------------------------------------------------------
Separate Account Annual Charges of 1.75 %

AIM VI Dent Demographic Trends
        AUV at Beginning of Period                    $7.31         $10.99        $10.00 (5)
        AUV at End of Period                          $9.86          $7.31        $10.99
        Number of Accumulation Units
           Outstanding at End of Period             336,417         76,299         4,183

Colonial Small Cap Value
        AUV at Beginning of Period                   $10.00
        AUV at End of Period                         $13.82
        Number of Accumulation Units
           Outstanding at End of Period             159,277


ES II - 133973


                                       A29

                                                     2003            2002          2001            2000
                                                  ---------------------------------------------------------
Fidelity VIP Equity--Income
        AUV at Beginning of Period                    $7.79          $9.57        $10.00 (7)
        AUV at End of Period                          $9.96          $7.79         $9.57
        Number of Accumulation Units
           Outstanding at End of Period             987,940        139,297

Fidelity VIP Growth
        AUV at Beginning of Period                    $6.34          $9.26        $10.00 (7)
        AUV at End of Period                          $8.26          $6.34         $9.26
        Number of Accumulation Units
           Outstanding at End of Period           1,008,677        138,235

ING AIM Mid Cap Growth
        AUV at Beginning of Period                    $9.64         $14.37        $18.55         $21.42 (1)
        AUV at End of Period                         $13.66          $9.64        $14.37         $18.55
        Number of Accumulation Units
           Outstanding at End of Period             542,810        398,841       327,852        149,363

ING Alliance Mid Cap Growth
        AUV at Beginning of Period                    $9.86         $14.34        $16.92         $19.90 (1)
        AUV at End of Period                         $16.18          $9.86        $14.34         $16.92
        Number of Accumulation Units
           Outstanding at End of Period             888,765        616,586       395,575        116,196

ING American Funds Growth
        AUV at Beginning of Period                   $10.00
        AUV at End of Period                         $10.76
        Number of Accumulation Units
           Outstanding at End of Period             726,382

ING American Funds Growth-Income
        AUV at Beginning of Period                   $10.00
        AUV at End of Period                         $10.98
        Number of Accumulation Units
           Outstanding at End of Period             542,973

ING American Funds International
        AUV at Beginning of Period                   $10.00
        AUV at End of Period                         $11.60
        Number of Accumulation Units
           Outstanding at End of Period             208,539

ING Capital Guardian Large Cap Value
        AUV at Beginning of Period                    $7.45         $9.95         $10.51         $10.00 (1)
        AUV at End of Period                         $10.01         $7.45          $9.95         $10.51
        Number of Accumulation Units
           Outstanding at End of Period           3,953,848     2,719,021      1,513,414        177,361

ING Capital Guardian Managed Global
        AUV at Beginning of Period                   $13.29        $16.95         $19.59         $21.80 (1)
        AUV at End of Period                         $17.80        $13.29         $16.95         $19.59
        Number of Accumulation Units
           Outstanding at End of Period             805,342       592,153        361,440        138,197

ING Capital Guardian Small Cap
        AUV at Beginning of Period                   $12.82        $17.49         $18.07         $23.40 (1)
        AUV at End of Period                         $17.68        $12.82         $17.49         $18.07
        Number of Accumulation Units
           Outstanding at End of Period           1,161,533       857,077        525,394        140,651

ING Developing World
        AUV at Beginning of Period                    $6.13         $6.98          $7.50         $11.60 (1)
        AUV at End of Period                          $8.83         $6.13          $6.98          $7.50
        Number of Accumulation Units
           Outstanding at End of Period             410,102       256,921        138,408         35,033


ES II - 133973


                                      A30

                                                     2003            2002          2001            2000
                                                  ---------------------------------------------------------
ING Eagle Asset Value Equity
        AUV at Beginning of Period                   $14.56        $17.87         $19.03         $17.21 (1)
        AUV at End of Period                         $17.92        $14.56         $17.87         $19.03
        Number of Accumulation Units
           Outstanding at End of Period             406,394       307,027        174,298         10,293

ING FMR(SM) Diversified Mid--Cap
        AUV at Beginning of Period                    $7.17         $9.05          $9.87         $10.00 (3)
        AUV at End of Period                          $9.41         $7.17          $9.05          $9.87
        Number of Accumulation Units
           Outstanding at End of Period           1,170,476       839,244        335,910         10,627

ING GET Fund-- Series T
        AUV at Beginning of Period                   $10.06        $10.00 (8)
        AUV at End of Period                         $10.42        $10.06
        Number of Accumulation Units
           Outstanding at End of Period           2,451,345       171,909

ING GET Fund-- Series U
        AUV at Beginning of Period                   $10.00        $10.00 (9)
        AUV at End of Period                         $10.51        $10.00
        Number of Accumulation Units
           Outstanding at End of Period           1,761,982            --

ING GET Fund-- Series V
        AUV at Beginning of Period                   $10.00
        AUV at End of Period                          $9.70
        Number of Accumulation Units
           Outstanding at End of Period           4,476,244

ING GET U.S. Core Portfolio - Series 1
        AUV at Beginning of Period                   $10.00
        AUV at End of Period                         $10.23
        Number of Accumulation Units
           Outstanding at End of Period           2,469,139

ING GET U.S. Core Portfolio - Series 2
        AUV at Beginning of Period                   $10.00
        AUV at End of Period                         $10.02
        Number of Accumulation Units
           Outstanding at End of Period           2,272,395

ING Goldman Sachs Internet Tollkeeper
        AUV at Beginning of Period                    $4.62         $7.60         $10.00 (4)
        AUV at End of Period                          $6.40         $4.62          $7.60
        Number of Accumulation Units
           Outstanding at End of Period             417,880       181,315         69,117

ING Hard Assets
        AUV at Beginning of Period                   $13.36        $13.49         $15.62         $15.59 (1)
        AUV at End of Period                         $19.98        $13.36         $13.49         $15.62
        Number of Accumulation Units
           Outstanding at End of Period             210,633       120,308         30,794         18,820

ING International Equity
        AUV at Beginning of Period                    $7.04         $8.55         $11.26         $14.84 (6)
        AUV at End of Period                          $8.94         $7.04          $8.55         $11.26
        Number of Accumulation Units
           Outstanding at End of Period             522,021       261,177        100,590

ING Janus Growth and Income
        AUV at Beginning of Period                    $6.99         $8.83          $9.94         $10.00 (3)
        AUV at End of Period                          $8.42         $6.99          $8.83          $9.94
        Number of Accumulation Units
           Outstanding at End of Period           2,197,627     1,307,256        638,396         21,427

ING Janus Special Equity
        AUV at Beginning of Period                    $6.03         $8.29          $8.88         $10.00 (3)
        AUV at End of Period                          $8.91         $6.03          $8.29          $8.88
        Number of Accumulation Units
           Outstanding at End of Period             356,949       292,322        197,279          5,866


ES II - 133973


                                      A31

                                                     2003            2002          2001            2000
                                                  ---------------------------------------------------------
ING Jennison Equity Opportunities
        AUV at Beginning of Period                   $14.48        $20.84         $24.38         $28.75 (1)
        AUV at End of Period                         $18.66        $14.48         $20.84         $24.38
        Number of Accumulation Units
           Outstanding at End of Period             619,669       577,201        446,323        109,154

ING JP Morgan Fleming International
        AUV at Beginning of Period                   $10.00
        AUV at End of Period                         $11.86
        Number of Accumulation Units
           Outstanding at End of Period              25,758

ING JP Morgan Fleming SmallCap
        AUV at Beginning of Period                    $7.83        $10.00 (7)
        AUV at End of Period                         $10.32         $7.83
        Number of Accumulation Units
           Outstanding at End of Period             299,555        72,176

ING Julius Baer Foreign
        AUV at Beginning of Period                    $8.21        $10.00 (7)
        AUV at End of Period                         $10.58         $8.21
        Number of Accumulation Units
           Outstanding at End of Period             172,289         9,890

ING Limited Maturity Bond
        AUV at Beginning of Period                   $19.12        $18.15         $16.97         $16.01 (1)
        AUV at End of Period                         $19.32        $19.12         $18.15         $16.97
        Number of Accumulation Units
           Outstanding at End of Period           1,037,485     1,001,053        342,317         73,720

ING Liquid Assets
        AUV at Beginning of Period                   $15.01        $15.06         $14.76         $14.21 (1)
        AUV at End of Period                         $14.86        $15.01         $15.06         $14.76
        Number of Accumulation Units
           Outstanding at End of Period           1,545,927     1,590,576      1,500,979        293,515

ING Marsico Growth
        AUV at Beginning of Period                   $10.27        $14.84         $21.65         $28.78 (1)
        AUV at End of Period                         $13.39        $10.27         $14.84         $21.65
        Number of Accumulation Units
           Outstanding at End of Period           1,718,678     1,379,115      1,104,093        437,723

ING Mercury Focus Value
        AUV at Beginning of Period                    $8.35        $10.00 (7)
        AUV at End of Period                         $10.77         $8.35
        Number of Accumulation Units
           Outstanding at End of Period             122,619        16,519

ING Mercury Fundamental Growth
        AUV at Beginning of Period                    $7.96        $10.00 (7)
        AUV at End of Period                          $9.92         $7.96
        Number of Accumulation Units
           Outstanding at End of Period             120,271        16,838

ING MFS Mid Cap Growth
        AUV at Beginning of Period                   $15.61        $31.04         $41.37         $37.94 (1)
        AUV at End of Period                         $21.34        $15.61         $31.04         $41.37
        Number of Accumulation Units
           Outstanding at End of Period           1,057,927       911,395        577,692        162,554

ING MFS Research
        AUV at Beginning of Period                   $14.70        $19.91         $25.81         $26.51 (1)
        AUV at End of Period                         $17.99        $14.70         $19.91         $25.81
        Number of Accumulation Units
           Outstanding at End of Period             978,846       792,215        588,415        160,258


ES II - 133973


                                      A32

                                                     2003            2002          2001            2000
                                                  ---------------------------------------------------------
ING MFS Total Return
        AUV at Beginning of Period                   $18.68        $20.03         $20.29         $17.18 (1)
        AUV at End of Period                         $21.42        $18.68         $20.03         $20.29
        Number of Accumulation Units
           Outstanding at End of Period           2,962,240     1,806,440        934,682        102,750

ING PIMCO Core Bond
        AUV at Beginning of Period                   $12.34        $11.56         $11.48         $11.26 (1)
        AUV at End of Period                         $12.70        $12.34         $11.56         $11.48
        Number of Accumulation Units
           Outstanding at End of Period           2,257,025     1,446,426        328,948         16,895

ING Salomon Brothers Aggressive Growth
        AUV at Beginning of Period                   $10.00
        AUV at End of Period                         $10.80
        Number of Accumulation Units
           Outstanding at End of Period              51,221

ING Salomon Brothers All Cap
        AUV at Beginning of Period                    $8.46        $11.57         $11.56         $10.00 (1)
        AUV at End of Period                         $11.54         $8.46         $11.57         $11.56
        Number of Accumulation Units
           Outstanding at End of Period           1,812,621     1,438,659        902,603         98,842

ING Salomon Brothers Investors
        AUV at Beginning of Period                    $7.99        $10.56         $11.23         $10.00 (1)
        AUV at End of Period                         $10.30         $7.99         $10.56         $11.23
        Number of Accumulation Units
           Outstanding at End of Period             676,868       534,293        384,799         11,867

ING T. Rowe Price Capital Appreciation
        AUV at Beginning of Period                   $26.57        $26.91         $24.92         $20.20 (1)
        AUV at End of Period                         $32.69        $26.57         $26.91         $24.92
        Number of Accumulation Units
           Outstanding at End of Period           2,065,549     1,345,841        531,690         15,600

ING T. Rowe Price Equity Income
        AUV at Beginning of Period                   $19.44        $22.79         $22.89         $19.52 (1)
        AUV at End of Period                         $23.91        $19.44         $22.79         $22.89
        Number of Accumulation Units
           Outstanding at End of Period           1,278,747       773,224        387,753         30,890

ING UBS U.S. Balanced
        AUV at Beginning of Period                    $7.20
        AUV at End of Period                          $8.35
        Number of Accumulation Units
           Outstanding at End of Period             529,916

ING Van Kampen Equity Growth
        AUV at Beginning of Period                    $7.80        $10.00 (7)
        AUV at End of Period                          $9.48         $7.80
        Number of Accumulation Units
           Outstanding at End of Period             230,006        20,988

ING Van Kampen Global Franchise
        AUV at Beginning of Period                    $8.83        $10.00 (7)
        AUV at End of Period                         $10.95         $8.83
        Number of Accumulation Units
           Outstanding at End of Period             242,169        53,323

ING Van Kampen Growth & Income
        AUV at Beginning of Period                   $17.58        $20.99         $24.27         $25.04 (1)
        AUV at End of Period                         $22.09        $17.58         $20.99         $24.27
        Number of Accumulation Units
           Outstanding at End of Period             842,519       616,373        485,828        119,426

ING Van Kampen Real Estate
        AUV at Beginning of Period                   $26.67        $27.09         $25.50         $19.96 (1)
        AUV at End of Period                         $36.09        $26.67         $27.09         $25.50
        Number of Accumulation Units
           Outstanding at End of Period             398,419       271,009        101,334         25,056


ES II - 133973


                                      A33

                                                     2003            2002          2001            2000
                                                  ---------------------------------------------------------
ING VP Bond Portfolio
        AUV at Beginning of Period                   $10.62        $10.00 (7)
        AUV at End of Period                         $11.06        $10.62
        Number of Accumulation Units
           Outstanding at End of Period             277,417       218,867

ING VP Growth Opportunities
        AUV at Beginning of Period                    $5.23         $7.77         $10.00 (4)
        AUV at End of Period                          $6.81         $5.23          $7.77
        Number of Accumulation Units
           Outstanding at End of Period             230,737       149,495         27,449

ING VP Index Plus Large Cap
        AUV at Beginning of Period                   $10.00
        AUV at End of Period                          $8.90
        Number of Accumulation Units
           Outstanding at End of Period             275,705

ING VP MagnaCap
        AUV at Beginning of Period                    $7.06         $9.33         $10.00 (4)
        AUV at End of Period                          $9.06         $7.06          $9.33
        Number of Accumulation Units
           Outstanding at End of Period             198,861       102,496         24,770

ING VP SmallCap Opportunities
        AUV at Beginning of Period                    $4.59         $8.31         $10.00 (4)
        AUV at End of Period                          $6.25         $4.59          $8.31
        Number of Accumulation Units
           Outstanding at End of Period             952,613       454,391         79,268

ING VP Worldwide Growth
        AUV at Beginning of Period                    $5.16         $6.98          $8.73         $10.00 (2)
        AUV at End of Period                          $6.54         $5.16          $6.98          $8.73
        Number of Accumulation Units
           Outstanding at End of Period             571,723       349,870        169,312          7,369

Invesco VIF Health Sciences
        AUV at Beginning of Period                    $7.61        $10.26         $10.00 (5)
        AUV at End of Period                          $9.56         $7.61         $10.26
        Number of Accumulation Units
           Outstanding at End of Period             527,172       271,524         16,016

Invesco VIF Leisure Fund
        AUV at Beginning of Period                    $8.42        $10.00 (7)
        AUV at End of Period                         $10.64         $8.42
        Number of Accumulation Units
           Outstanding at End of Period             231,095        41,608

Invesco VIF Financial Services
        AUV at Beginning of Period                    $7.82         $9.35         $10.00 (5)
        AUV at End of Period                          $9.95         $7.82          $9.35
        Number of Accumulation Units
           Outstanding at End of Period             301,666       110,702          3,522

Invesco VIF Utilities
        AUV at Beginning of Period                    $6.34         $8.09         $10.00 (5)
        AUV at End of Period                          $7.31         $6.34          $8.09
        Number of Accumulation Units
           Outstanding at End of Period             249,623        94,266          3,860

Jennison Portfolio
        AUV at Beginning of Period                    $4.23         $6.26          $7.83         $10.00 (2)
        AUV at End of Period                          $5.39         $4.23          $6.26          $7.83
        Number of Accumulation Units
           Outstanding at End of Period             781,985       565,739        273,112         19,630

PIMCO High Yield Portfolio
        AUV at Beginning of Period                    $9.68         $9.97          $9.92         $10.10 (1)
        AUV at End of Period                         $11.68         $9.68          $9.97          $9.92
        Number of Accumulation Units
           Outstanding at End of Period           2,442,654     1,004,330        489,627         64,046


ES II - 133973


                                      A34

                                                     2003            2002          2001            2000
                                                  ---------------------------------------------------------
PIMCO StocksPLUS Growth & Income
        AUV at Beginning of Period                    $7.92        $10.10         $11.61         $12.46 (1)
        AUV at End of Period                         $10.14         $7.92         $10.10         $11.61
        Number of Accumulation Units
           Outstanding at End of Period             790,067       777,891        441,295         70,828

Pioneer Fund VCT
        AUV at Beginning of Period                    $7.43         $9.37         $10.00 (5)
        AUV at End of Period                          $9.02         $7.43          $9.37
        Number of Accumulation Units
           Outstanding at End of Period             372,465       135,708          2,197

Pioneer Mid Cap Value
        AUV at Beginning of Period                    $9.32        $10.71         $10.00 (5)
        AUV at End of Period                         $12.56         $9.32         $10.71
        Number of Accumulation Units
           Outstanding at End of Period                           218,154          5,378
                                                                         671,453

ProFund VP Bull
        AUV at Beginning of Period                    $6.63         $8.87         $10.00 (4)
        AUV at End of Period                          $8.18         $6.63          $8.87
        Number of Accumulation Units
           Outstanding at End of Period             467,546       185,752         27,580

ProFund VP Europe 30
        AUV at Beginning of Period                    $6.02         $8.25         $10.00 (4)
        AUV at End of Period                          $8.20         $6.02          $8.25
        Number of Accumulation Units
           Outstanding at End of Period             190,714       105,639         38,959

ProFund VP Rising Rates Opportunity
        AUV at Beginning of Period                   $10.00
        AUV at End of Period                          $9.35
        Number of Accumulation Units
           Outstanding at End of Period              74,879

ProFund VP Small Cap
        AUV at Beginning of Period                    $7.17         $9.41         $10.00 (4)
        AUV at End of Period                         $10.05         $7.17          $9.41
        Number of Accumulation Units
           Outstanding at End of Period             426,723       182,536         19,151

SP Jennison International Growth
        AUV at Beginning of Period                    $4.08         $5.39          $8.56         $10.00 (3)
        AUV at End of Period                          $5.58         $4.08          $5.39          $8.56
        Number of Accumulation Units
           Outstanding at End of Period             667,389       235,553        146,027          7,516

Footnotes
(1)  Fund First Available during February 2000             (10)  Fund First Available during June 2003
(2)  Fund First Available during May 2000                  (11)  Fund First Available during August 2003
(3)  Fund First Available during October 2000              (12)  Fund First Available during September2003
(4)  Fund First Available during May 2001                  (13)  Fund First Available during October 2003
(5)  Fund First Available during November 2001             (14)  Fund First Available during November 2003
(6)  Fund First Available during December 2001             (15)  Fund First Available during December 2003
(7)  Fund First Available during May 2002
(8)  Fund First Available during September 2002
(9)  Fund First Available during December 2002


ES II - 133973


                                      A35

                                           2003            2002        2001
                                        ----------------------------------------

SEPARATE ACCOUNT ANNUAL CHARGES OF 1.85 %

AIM VI DENT DEMOGRAPHIC TRENDS
AUV at Beginning of Period                  $7.30         $10.98      $10.00 (3)
AUV at End of Period                        $9.84          $7.30      $10.98
Number of Accumulation Units
   Outstanding at End of Period           488,692        132,571       7,384

COLONIAL SMALL CAP VALUE
AUV at Beginning of Period                 $10.00 (11)
AUV at End of Period                       $13.81
Number of Accumulation Units
   Outstanding at End of Period           288,410

FIDELITY VIP EQUITY--INCOME
AUV at Beginning of Period                  $7.78          $9.57 (4)
AUV at End of Period                        $9.93          $7.78
Number of Accumulation Units
   Outstanding at End of Period         1,139,372         70,754

FIDELITY VIP GROWTH
AUV at Beginning of Period                  $6.33          $9.25 (4)
AUV at End of Period                        $8.23          $6.33
Number of Accumulation Units
   Outstanding at End of Period         2,085,897        147,715

ING AIM MID CAP GROWTH
AUV at Beginning of Period                  $9.57         $14.28      $17.13 (1)
AUV at End of Period                       $13.54          $9.57      $14.28
Number of Accumulation Units
   Outstanding at End of Period           392,810        179,598     107,256

ING ALLIANCE MID CAP GROWTH
AUV at Beginning of Period                  $9.79         $14.26      $16.11 (1)
AUV at End of Period                       $16.05          $9.79      $14.26
Number of Accumulation Units
   Outstanding at End of Period           719,928        249,303     115,783

ING AMERICAN FUNDS GROWTH
AUV at Beginning of Period                 $10.00 (9)
AUV at End of Period                       $10.76
Number of Accumulation Units
   Outstanding at End of Period           911,850

ING AMERICAN FUNDS GROWTH-INCOME
AUV at Beginning of Period                 $10.00 (9)
AUV at End of Period                       $10.97
Number of Accumulation Units
   Outstanding at End of Period           563,173

ING AMERICAN FUNDS INTERNATIONAL
AUV at Beginning of Period                 $10.00 (9)
AUV at End of Period                       $11.60
Number of Accumulation Units
   Outstanding at End of Period           255,174

ING CAPITAL GUARDIAN LARGE CAP VALUE
AUV at Beginning of Period                  $7.43          $9.93      $10.19 (1)
AUV at End of Period                        $9.97          $7.43       $9.93
Number of Accumulation Units
   Outstanding at End of Period         2,657,551      1,216,649     609,109

ING CAPITAL GUARDIAN MANAGED GLOBAL
AUV at Beginning of Period                 $13.16         $16.79      $19.11 (1)
AUV at End of Period                       $17.60         $13.16      $16.79
Number of Accumulation Units
   Outstanding at End of Period           688,343        367,450     153,710


ES II - 133973


                                      A36

                                           2003            2002        2001
                                        ----------------------------------------
ING CAPITAL GUARDIAN SMALL CAP
AUV at Beginning of Period                 $12.73         $17.39      $17.16 (1)
AUV at End of Period                       $17.53         $12.73      $17.39
Number of Accumulation Units
   Outstanding at End of Period           927,954        518,749     279,566

ING DEVELOPING WORLD
AUV at Beginning of Period                  $6.10          $6.96       $7.40 (1)
AUV at End of Period                        $8.77          $6.10       $6.96
Number of Accumulation Units
   Outstanding at End of Period           380,832         89,889      27,104

ING EAGLE ASSET VALUE EQUITY
AUV at Beginning of Period                 $14.44         $17.74      $18.61 (1)
AUV at End of Period                       $17.75         $14.44      $17.74
Number of Accumulation Units
   Outstanding at End of Period           242,601        160,512      69,963

ING FMR(SM) DIVERSIFIED MID--CAP
AUV at Beginning of Period                  $7.16          $9.04       $9.45 (1)
AUV at End of Period                        $9.38          $7.16       $9.04
Number of Accumulation Units
   Outstanding at End of Period         1,113,986        532,775     233,654

ING GOLDMAN SACHS INTERNET TOLLKEEPER
AUV at Beginning of Period                  $4.61          $7.59      $10.00 (2)
AUV at End of Period                        $6.38          $4.61       $7.59
Number of Accumulation Units
   Outstanding at End of Period           704,092        161,333      44,112

ING HARD ASSETS
AUV at Beginning of Period                 $13.17         $13.31      $15.33 (1)
AUV at End of Period                       $19.68         $13.17      $13.31
Number of Accumulation Units
   Outstanding at End of Period           591,336        389,188      95,942

ING INTERNATIONAL EQUITY
AUV at Beginning of Period                  $6.99          $8.50      $11.13 (1)
AUV at End of Period                        $8.87          $6.99       $8.50
Number of Accumulation Units
   Outstanding at End of Period           454,201        221,113      88,668

ING JANUS GROWTH AND INCOME
AUV at Beginning of Period                  $6.98          $8.82       $9.62 (1)
AUV at End of Period                        $8.39          $6.98       $8.82
Number of Accumulation Units
   Outstanding at End of Period         1,292,405        803,023     297,442

ING JANUS SPECIAL EQUITY
AUV at Beginning of Period                  $6.01          $8.28       $8.73 (1)
AUV at End of Period                        $8.88          $6.01       $8.28
Number of Accumulation Units
   Outstanding at End of Period           384,529        170,016     116,186

ING JENNISON EQUITY OPPORTUNITIES
AUV at Beginning of Period                 $14.33         $20.64      $23.37 (1)
AUV at End of Period                       $18.44         $14.33      $20.64
Number of Accumulation Units
   Outstanding at End of Period           296,297        263,933     138,979

ING JP MORGAN FLEMING INTERNATIONAL
AUV at Beginning of Period                 $10.00 (9)
AUV at End of Period                       $11.86
Number of Accumulation Units
   Outstanding at End of Period            58,638


ES II - 133973


                                      A37

                                           2003            2002        2001
                                        ----------------------------------------
ING JP MORGAN FLEMING SMALLCAP
AUV at Beginning of Period                  $7.82         $10.00 (5)
AUV at End of Period                       $10.30          $7.82
Number of Accumulation Units
   Outstanding at End of Period           376,174         54,218

ING JULIUS BAER FOREIGN
AUV at Beginning of Period                  $8.20         $10.00 (5)
AUV at End of Period                       $10.56          $8.20
Number of Accumulation Units
   Outstanding at End of Period           122,689         12,519

ING LIMITED MATURITY BOND
AUV at Beginning of Period                 $18.89         $17.94      $16.87 (1)
AUV at End of Period                       $19.07         $18.89      $17.94
Number of Accumulation Units
   Outstanding at End of Period           750,831        457,642     177,354

ING LIQUID ASSETS
AUV at Beginning of Period                 $14.85         $14.91      $14.63 (1)
AUV at End of Period                       $14.68         $14.85      $14.91
Number of Accumulation Units
   Outstanding at End of Period           953,624        749,575     371,667

ING MARSICO GROWTH
AUV at Beginning of Period                 $10.20         $14.75      $20.06 (1)
AUV at End of Period                       $13.28         $10.20      $14.75
Number of Accumulation Units
   Outstanding at End of Period         1,329,455        464,261     332,353

ING MERCURY FOCUS VALUE
AUV at Beginning of Period                  $8.35         $10.00 (5)
AUV at End of Period                       $10.75          $8.35
Number of Accumulation Units
   Outstanding at End of Period           281,611         84,875

ING MERCURY FUNDAMENTAL GROWTH
AUV at Beginning of Period                  $7.95         $10.00 (5)
AUV at End of Period                        $9.91          $7.95
Number of Accumulation Units
   Outstanding at End of Period           145,460         26,080

ING MFS MID CAP GROWTH
AUV at Beginning of Period                 $15.48         $30.81      $38.92 (1)
AUV at End of Period                       $21.14         $15.48      $30.81
Number of Accumulation Units
   Outstanding at End of Period           821,081        511,368     217,014

ING MFS RESEARCH
AUV at Beginning of Period                 $14.58         $19.77      $24.45 (1)
AUV at End of Period                       $17.82         $14.58      $19.77
Number of Accumulation Units
   Outstanding at End of Period           600,566        377,645     167,033

ING MFS TOTAL RETURN
AUV at Beginning of Period                 $18.52         $19.88      $20.05 (1)
AUV at End of Period                       $21.22         $18.52      $19.88
Number of Accumulation Units
   Outstanding at End of Period         1,739,276        865,415     338,408

ING PIMCO CORE BOND
AUV at Beginning of Period                 $12.24         $11.47      $11.56 (1)
AUV at End of Period                       $12.58         $12.24      $11.47
Number of Accumulation Units
   Outstanding at End of Period         1,759,464      1,325,734     153,359

ING SALOMON BROTHERS AGGRESSIVE GROWTH
AUV at Beginning of Period                 $10.00 (9)
AUV at End of Period                       $10.80
Number of Accumulation Units
   Outstanding at End of Period            95,578


ES II - 133973


                                      A38

                                           2003            2002        2001
                                        ----------------------------------------
ING SALOMON BROTHERS ALL CAP
AUV at Beginning of Period                  $8.44         $11.55      $11.41 (1)
AUV at End of Period                       $11.50          $8.44      $11.55
Number of Accumulation Units
   Outstanding at End of Period         1,254,827        915,050     471,202

ING SALOMON BROTHERS INVESTORS
AUV at Beginning of Period                  $7.96         $10.54      $11.09 (1)
AUV at End of Period                       $10.26          $7.96      $10.54
Number of Accumulation Units
   Outstanding at End of Period           521,865        336,121     221,246

ING T. ROWE PRICE CAP. APPRECIATION
AUV at Beginning of Period                 $26.20         $26.56      $24.57 (1)
AUV at End of Period                       $32.20         $26.20      $26.56
Number of Accumulation Units
   Outstanding at End of Period         1,921,555      1,256,046     329,416

ING T. ROWE PRICE EQUITY INCOME
AUV at Beginning of Period                 $19.17         $22.50      $22.48 (1)
AUV at End of Period                       $23.55         $19.17      $22.50
Number of Accumulation Units
   Outstanding at End of Period         1,089,874        479,848     191,974

ING UBS U.S. BALANCED
AUV at Beginning of Period                  $7.19 (11)
AUV at End of Period                        $8.33
Number of Accumulation Units
   Outstanding at End of Period           314,296

ING VAN KAMPEN EQUITY GROWTH
AUV at Beginning of Period                  $7.80         $10.00 (5)
AUV at End of Period                        $9.46          $7.80
Number of Accumulation Units
   Outstanding at End of Period           173,318         10,171

ING VAN KAMPEN GLOBAL FRANCHISE
AUV at Beginning of Period                  $8.82         $10.00 (5)
AUV at End of Period                       $10.93          $8.82
Number of Accumulation Units
   Outstanding at End of Period           360,519        130,192

ING VAN KAMPEN GROWTH & INCOME
AUV at Beginning of Period                 $17.42         $20.82      $23.65 (1)
AUV at End of Period                       $21.86         $17.42      $20.82
Number of Accumulation Units
   Outstanding at End of Period           619,369        274,359     118,228

ING VAN KAMPEN REAL ESTATE
AUV at Beginning of Period                 $26.29         $26.74      $24.97 (1)
AUV at End of Period                       $35.55         $26.29      $26.74
Number of Accumulation Units
   Outstanding at End of Period           462,356        222,333      81,300

ING VP BOND PORTFOLIO
AUV at Beginning of Period                 $10.61         $10.00 (5)
AUV at End of Period                       $11.04         $10.61
Number of Accumulation Units
   Outstanding at End of Period           650,222        564,471

ING VP GROWTH OPPORTUNITIES
AUV at Beginning of Period                  $5.22          $7.77      $10.00 (2)
AUV at End of Period                        $6.79          $5.22       $7.77
Number of Accumulation Units
   Outstanding at End of Period           392,296        109,759      52,668

ING VP INDEX PLUS LARGE CAP
AUV at Beginning of Period                 $10.00 (8)
AUV at End of Period                        $8.88
Number of Accumulation Units
   Outstanding at End of Period           454,342


ES II - 133973


                                      A39

                                           2003            2002        2001
                                        ----------------------------------------
ING VP MAGNACAP
AUV at Beginning of Period                  $7.05          $9.33      $10.00 (2)
AUV at End of Period                        $9.04          $7.05       $9.33
Number of Accumulation Units
   Outstanding at End of Period           190,776        108,902      19,437

ING VP SMALLCAP OPPORTUNITIES
AUV at Beginning of Period                  $4.59          $8.31      $10.00 (2)
AUV at End of Period                        $6.23          $4.59       $8.31
Number of Accumulation Units
   Outstanding at End of Period         1,204,050        374,677     141,397

ING VP WORLDWIDE GROWTH
AUV at Beginning of Period                  $5.14          $6.97       $8.62 (1)
AUV at End of Period                        $6.52          $5.14       $6.97
Number of Accumulation Units
   Outstanding at End of Period           619,543        382,518      75,723

INVESCO VIF HEALTH SCIENCES
AUV at Beginning of Period                  $7.60         $10.25      $10.00 (3)
AUV at End of Period                        $9.53          $7.60      $10.25
Number of Accumulation Units
   Outstanding at End of Period           727,698        306,734      81,775

INVESCO VIF LEISURE FUND
AUV at Beginning of Period                  $8.41         $10.00 (5)
AUV at End of Period                       $10.62          $8.41
Number of Accumulation Units
   Outstanding at End of Period           352,917         94,574

INVESCO VIF FINANCIAL SERVICES
AUV at Beginning of Period                  $7.81          $9.35      $10.00 (3)
AUV at End of Period                        $9.93          $7.81       $9.35
Number of Accumulation Units
   Outstanding at End of Period           440,964         91,598         677

INVESCO VIF UTILITIES
AUV at Beginning of Period                  $6.33          $8.09      $10.00 (3)
AUV at End of Period                        $7.30          $6.33       $8.09
Number of Accumulation Units
   Outstanding at End of Period           374,538         34,606       1,176

JENNISON PORTFOLIO
AUV at Beginning of Period                  $4.22          $6.25       $7.55 (1)
AUV at End of Period                         5.37          $4.22       $6.25
Number of Accumulation Units
   Outstanding at End of Period           564,392        259,117     107,206

PIMCO HIGH YIELD PORTFOLIO
AUV at Beginning of Period                  $9.63          $9.93       $9.91 (1)
AUV at End of Period                       $11.62          $9.63       $9.93
Number of Accumulation Units
   Outstanding at End of Period         2,084,914        624,872     217,554

PIMCO STOCKSPLUS GROWTH & INCOME
AUV at Beginning of Period                  $7.88         $10.06      $11.27 (1)
AUV at End of Period                       $10.08          $7.88      $10.06
Number of Accumulation Units
   Outstanding at End of Period           276,324        312,246     126,058

PIONEER FUND VCT
AUV at Beginning of Period                  $7.42          $9.37      $10.00 (3)
AUV at End of Period                        $8.99          $7.42       $9.37
Number of Accumulation Units
   Outstanding at End of Period           501,379         79,240         161


ES II - 133973


                                      A40

                                           2003            2002        2001
                                        ----------------------------------------
PIONEER MID CAP VALUE
AUV at Beginning of Period                  $9.31         $10.71      $10.00 (3)
AUV at End of Period                       $12.53          $9.31      $10.71
Number of Accumulation Units
   Outstanding at End of Period         1,262,276        245,270       6,479

PROFUND VP BULL
AUV at Beginning of Period                  $6.62          $8.87      $10.00 (2)
AUV at End of Period                        $8.16          $6.62       $8.87
Number of Accumulation Units
   Outstanding at End of Period           525,852        114,753      15,636

PROFUND VP EUROPE 30
AUV at Beginning of Period                  $6.00          $8.24      $10.00 (2)
AUV at End of Period                        $8.18          $6.00       $8.24
Number of Accumulation Units
   Outstanding at End of Period           132,491         13,789       6,318

PROFUND VP RISING RATES OPPORTUNITY
AUV at Beginning of Period                 $10.00 (10)
AUV at End of Period                        $9.35
Number of Accumulation Units
   Outstanding at End of Period           382,409

PROFUND VP SMALL CAP
AUV at Beginning of Period                  $7.16          $9.40      $10.00 (2)
AUV at End of Period                       $10.03          $7.16       $9.40
Number of Accumulation Units
   Outstanding at End of Period           697,737        114,433      21,722

SP JENNISON INTERNATIONAL GROWTH
AUV at Beginning of Period                  $4.07          $5.38       $8.37 (1)
AUV at End of Period                        $5.56          $4.07       $5.38
Number of Accumulation Units
   Outstanding at End of Period           817,351         98,449      19,406

FOOTNOTES
(1)  Fund First Available during February 2001             (8)  Fund First Available during August 2003
(2)  Fund First Available during May 2001                  (9)  Fund First Available during September 2003
(3)  Fund First Available during November 2001             (10)  Fund First Available during October 2003
(4)  Fund First Available during December 2001             (11)  Fund First Available during November 2003
(5)  Fund First Available during May 2002
(6)  Fund First Available during September 2002
(7)  Fund First Available during December 2002


ES II - 133973


                                      A41

--------------------------------------------------------------------------------
APPENDIX B
--------------------------------------------------------------------------------

                            The Investment Portfolios

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses of the funds carefully before investing. Please refer to the funds prospectuses for this and additional information.

Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge, from our Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC's web site or by contacting the SEC Public Reference Room.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund's investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

Certain funds are designated as "Master-Feeder" or "LifeStyle Funds." Funds offered in a Master-Feeder structure (such as the American Funds) or fund of funds structure (such as the LifeStyle Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities.

List of Fund Name Changes
-------------------------------------------------------------------------------------------------------------------------------
Former Fund Name                                                  Current Fund Name

ING Goldman Sachs Internet Tollkeeper Portfolio                   ING Goldman Sachs Tollkeeper Portfolio
ING Mercury Fundamental Growth Portfolio                          ING Mercury LargeCap Growth Portfolio
ING MFS Research Portfolio                                        ING Oppenheimer Main Street Portfolio
ING VP Bond Portfolio                                             ING VP Intermediate Bond Portfolio
INVESCO VIF - Leisure Fund                                        AIM V.I. Leisure Fund
INVESCO VIF - Utilities Fund                                      AIM V.I. Utilities Fund


Fund Name and
Investment Adviser/Subadviser                                     Investment Objective
-------------------------------------------------------------------------------------------------------------------------------
ING Investors Trust
      7337 E. Doubletree Ranch Road, Scottsdale, AZ  85258
-------------------------------------------------------------------------------------------------------------------------------
ING AIM Mid Cap Growth Portfolio (Class S)                        Seeks capital appreciation.  The Portfolio seeks to meet
                                                                  its objective by investing, normally, at least 80% of its
    Investment Adviser:  Directed Services, Inc.                  assets in equity securities of mid-capitalization companies.
    Investment Subadviser: A I M Capital Management, Inc.
-------------------------------------------------------------------------------------------------------------------------------
ING Alliance Mid Cap Growth Portfolio                             Seeks long-term total return. The Portfolio invests
    (Class S)                                                     primarily in common stocks of middle capitalization
                                                                  companies.  The Portfolio normally invests substantially
    Investment Adviser: Directed Services, Inc.                   all of its assets in high-quality common stocks that
    Investment Subadviser: Alliance Capital Management, L.P.      Alliance expects to increase in value.
-------------------------------------------------------------------------------------------------------------------------------


ES II - 133973


                                       B1

Fund Name and
Investment Adviser/Subadviser                                     Investment Objective
-------------------------------------------------------------------------------------------------------------------------------
ING American Funds Growth Portfolio                               Seeks to make your investment grow.  The Portfolio
                                                                  operates as a "feeder fund" which invests all of its
    Investment Adviser: ING Investments, LLC                      assets in the "master fund" which is Class 2 shares of the
    Investment Subadviser: Capital Research and Management        Growth Fund, a series of American Funds Insurance Series(R),
    Company                                                       a registered open-end investment company.  The master fund invests primarily in common stocks of companies that
                                                                  appear to offer superior opportunities for growth of
                                                                  capital.  The Growth Fund is designed for investors
                                                                  seeking long-term capital appreciation through stocks.
-------------------------------------------------------------------------------------------------------------------------------
ING American Funds Growth-Income Portfolio                        Seeks to make your investment grow and provide you with
                                                                  income over time.  The Portfolio operates as a "feeder
    Investment Adviser:  ING Investments, LLC                     fund" which invests all of its assets in the "master fund"
    Investment Subadviser:  Capital Research and Management       which is Class 2 shares of the Growth-Income Fund, a
    Company                                                       series of American Funds Insurance Series(R), a registered open-end investment company.  The master fund invests
                                                                  primarily in common stocks or other securities which
                                                                  demonstrate the potential for appreciation and/or
                                                                  dividends.  The Growth-Income Fund is designed for
                                                                  investors seeking both capital appreciation and income.
-------------------------------------------------------------------------------------------------------------------------------
ING American Funds International Portfolio                        Seeks to make your investment grow over time.  The
                                                                  Portfolio operates as a "feeder fund" which invests all of
    Investment Adviser:  ING Investments, LLC                     its assets in the "master fund" which is Class 2 shares of
    Investment Subadviser:  Capital Research and Management       the International Fund, a series of American Funds
    Company                                                       Insurance Series(R), a registered open-end investment
                                                                  company.  The master fund invests primarily in common
                                                                  stocks of companies located outside the United States.
                                                                  The International Fund is designed for investors seeking
                                                                  capital appreciation through stocks.
-------------------------------------------------------------------------------------------------------------------------------
ING Capital Guardian Large Cap Value Portfolio                    Seeks long-term growth of capital and income.  The
    (Class S)                                                     Portfolio Manager seeks to achieve the Portfolio's
                                                                  investment objective by investing, under normal market
    Investment Adviser:  Directed Services, Inc.                  conditions, at least 80% of its assets in equity and
    Investment Subadviser: Capital Guardian Trust Company         equity-related securities of companies with market
                                                                  capitalizations greater than $1 billion at the time of
                                                                  investment.
-------------------------------------------------------------------------------------------------------------------------------
ING Capital Guardian Managed Global Portfolio                     Seeks capital appreciation.  Current income is only an
    (Class S)                                                     incidental consideration.  This portfolio is not
                                                                  diversified.  The Portfolio invests primarily in common
    Investment Adviser:  Directed Services, Inc.                  stocks traded in securities markets throughout the world.
    Investment Subadviser: Capital Guardian Trust Company         The Portfolio may invest up to 100% of its total assets in securities traded in securities markets outside the United
                                                                  States.  The Portfolio generally invests at least 65% of
                                                                  its total assets in at least three different countries, one of which may be the United States.
-------------------------------------------------------------------------------------------------------------------------------
ING Capital Guardian Small Cap Portfolio                          Seeks long-term capital appreciation.  The Portfolio
    (Class S)                                                     invests at least 80% of its assets in equity securities of small capitalization ("small-cap") companies.
    Investment Adviser:  Directed Services, Inc.
    Investment Subadviser: Capital Guardian Trust Company
-------------------------------------------------------------------------------------------------------------------------------



ES II - 133973


                                       B2

Fund Name and
Investment Adviser/Subadviser                                     Investment Objective
-------------------------------------------------------------------------------------------------------------------------------
ING Developing World Portfolio (Class S)                          Seeks capital appreciation.  The Portfolio normally invests at least 80% of its assets in securities of issuers located
    Investment Adviser:  Directed Services, Inc.                  in at least three countries with emerging securities
    Investment Subadviser: ING Investment Management Advisors     markets.  The Portfolio may invest up to 20% of its assets
    B.V.                                                          in securities of U.S. and other developed market issuers,
                                                                  including investment-grade debt securities of U.S. issuers.
-------------------------------------------------------------------------------------------------------------------------------
ING Eagle Asset Capital Appreciation Portfolio (Class S)          Seeks capital appreciation.  Dividend income is a secondary
    (formerly ING Eagle Asset Value Equity Portfolio)             objective.  The Portfolio normally invests at least 80% of its assets in equity securities of domestic and foreign
    Investment Adviser:  Directed Services, Inc.                  issuers that meet quantitative standards relating to
    Investment Subadviser: Eagle Asset Management,   Inc.         financial soundness and high intrinsic value relative to
                                                                  price.
-------------------------------------------------------------------------------------------------------------------------------
ING Evergreen Health Sciences Portfolio                           A nondiversified Portfolio that seeks long-term capital
    (Class S)                                                     growth.  The Portfolio normally invests at least 80% of its assets in the equity securities of healthcare companies.
    Investment Adviser: Directed Services, Inc.                   The Portfolio may invest in securities of relatively
    Investment Subadviser: Evergreen Investment Management Co.,   well-known and large companies as well as small- and
    Inc.                                                          medium- sized companies.
-------------------------------------------------------------------------------------------------------------------------------
ING Evergreen Omega Portfolio (Class S)                           Seeks long-term capital growth.  The Portfolio invests
                                                                  primarily in common stocks and securities convertible into
    Investment Adviser: Directed Services, Inc.                   common stocks of U.S. companies across all market
    Investment Subadviser: Evergreen Investment Management Co.,   capitalizations.  The Portfolio may temporarily invest up
    Inc.                                                          to 100% of its assets in high quality money market
                                                                  instruments in order to protect the value of the portfolio in response to adverse economic, political or market
                                                                  conditions.
-------------------------------------------------------------------------------------------------------------------------------
ING FMRSM Diversified Mid Cap Portfolio                           Seeks long-term growth of capital.  The Portfolio Manager
    (Class S)                                                     normally invests the Portfolio's assets primarily in common stocks.  The Portfolio Manager normally invests at least
    Investment Adviser:  Directed Services, Inc.                  80% of the Portfolio's assets in securities of companies
    Investment Subadviser: Fidelity Management & Research Co.     with medium market capitalizations.
-------------------------------------------------------------------------------------------------------------------------------

ING Goldman Sachs TollkeeperSM Portfolio* (Class S)               Seeks long-term growth of capital.  The Portfolio invests, under normal circumstances, at least 80% of its net assets
     * Goldman Sachs TollkeeperSM is a service mark of Goldman    plus any borrowings for investment purposes (measured at
       Sachs & Co.                                                time of investment) in equity investments in "Tollkeeper"
                                                                  companies, which are high-quality technology, media, or
    Investment Adviser:  Directed Services, Inc.                  service companies that adopt or use technology to improve
    Investment Subadviser: Goldman Sachs Asset Management, L.P.   cost structure, revenue opportunities or competitive
                                                                  advantage.  The Portfolio seeks to achieve its investment
                                                                  objective by investing in equity investments of companies
                                                                  that the Portfolio Manager believes are well-positioned to benefit from the proliferation of technology.

-------------------------------------------------------------------------------------------------------------------------------
ING Hard Assets Portfolio (Class S)                               A nondiversified Portfolio that seeks long-term capital
                                                                  appreciation.  The Portfolio normally invests at least 80%
    Investment Adviser:  Directed Services, Inc.                  of its assets in the equities of producers of commodities.
    Investment Subadviser: Baring International Investment
    Limited
-------------------------------------------------------------------------------------------------------------------------------

ING International Portfolio (Class S)                             Seeks long-term growth of capital.  Under normal
                                                                  conditions, the Portfolio invests at least 80% of its net
    Investment Adviser:  Directed Services, Inc.                  assets and borrowings for investment purposes in equity
    Investment Subadviser: ING Investment Management Co.          securities of issuers located in countries outside of the
                                                                  United States.

-------------------------------------------------------------------------------------------------------------------------------


ES II - 133973


                                       B3

Fund Name and
Investment Adviser/Subadviser                                     Investment Objective
-------------------------------------------------------------------------------------------------------------------------------
ING Janus Special Equity Portfolio (Class S)                      A nondiversified Portfolio that seeks capital
                                                                  appreciation.  The Portfolio invests, under normal
    Investment Adviser:  Directed Services, Inc.                  circumstances, at least 80% of its net assets (plus
    Investment Subadviser: Janus Capital Management, LLC          borrowings for investment purposes) in equity securities
                                                                  with the potential for long-term growth of capital.
-------------------------------------------------------------------------------------------------------------------------------
ING Jennison Equity Opportunities Portfolio                       Seeks long-term capital growth.  The Portfolio normally
    (Class S)                                                     invests at least 80% of its net assets (plus any borrowings for investment purposes) in attractively valued equity
    Investment Adviser:  Directed Services, Inc.                  securities of companies with current or emerging earnings
    Investment Subadviser: Jennison Associates, LLC               growth the Portfolio Manager believes to be not fully
                                                                  appreciated or recognized by the market.
-------------------------------------------------------------------------------------------------------------------------------
ING JPMorgan Small Cap Equity Portfolio                           A nondiversified Portfolio that seeks capital growth over
    (Class S)                                                     the long term.  Under normal market conditions, the
    (formerly ING JPMorgan Fleming Small Cap Equity Portfolio)    Portfolio invests at least 80% of its total assets in
                                                                  equity securities of small-cap companies.
    Investment Adviser:  Directed Services, Inc.
    Investment Subadviser: J.P. Morgan Investment Management
    Inc.
-------------------------------------------------------------------------------------------------------------------------------

ING Julius Baer Foreign Portfolio (Class S)                       Seeks long-term growth of capital.  The Portfolio, under
                                                                  normal circumstances, invests in a wide variety of
    Investment Adviser:  Directed Services, Inc.                  international equity securities issued through the world,
    Investment Subadviser: Julius Baer Investment Management LLC  normally excluding the United States.  The Portfolio normally invests at least 80% of its assets in equity
                                                                  securities tied economically to countries outside the
                                                                  United States.

-------------------------------------------------------------------------------------------------------------------------------
ING Legg Mason Value Portfolio (Class S)                          Seeks long-term growth of capital.  The Portfolio normally
    (formerly ING Janus Growth and Income Portfolio)              invests in equity securities that offer the potential for
                                                                  capital growth.  The Portfolio may also invest in companies
    Investment Adviser:  Directed Services, Inc.                  with market capitalizations greater than $5 billion, but
    Investment Subadviser:  Legg Mason Funds Management, Inc.     may invest in companies of any size.  The Portfolio may
                                                                  also invest up to 25% of its total assets in long-term debt securities.
-------------------------------------------------------------------------------------------------------------------------------
ING LifeStyle Aggressive Growth Portfolio                         Seeks to provide growth of capital.  The Portfolio invests in a combination of ING portfolios according to a fixed
    Investment Adviser:  ING Investments, LLC                     formula that over time should reflect an allocation of
                                                                  approximately 100% in equity securities. Please see below
                                                                  for a list of portfolios that may be included in one or
                                                                  more of the ING LifeStyle Portfolios.
-------------------------------------------------------------------------------------------------------------------------------
ING LifeStyle Growth Portfolio                                    Seeks to provide growth of capital and some current
                                                                  income.  The Portfolio invests in a combination of ING
    Investment Adviser:  ING Investments, LLC                     portfolios according to a fixed formula that over time
                                                                  should reflect an allocation of approximately 80% in equity securities and 20% in fixed income securities. Please see
                                                                  below for a list of portfolios that may be included in one or more of the ING LifeStyle Portfolios.
-------------------------------------------------------------------------------------------------------------------------------
ING LifeStyle Moderate Growth Portfolio                           Seeks to provide growth of capital and a low to moderate
                                                                  level of current income.  The Portfolio invests in a
    Investment Adviser:  ING Investments, LLC                     combination of ING portfolios according to a fixed formula that over time should reflect an allocation of
                                                                  approximately 65% in equity securities and 35% in fixed
                                                                  income securities. Please see below for a list of
                                                                  portfolios that may be included in one or more of the ING
                                                                  LifeStyle Portfolios.
-------------------------------------------------------------------------------------------------------------------------------


ES II - 133973


                                       B4

Fund Name and
Investment Adviser/Subadviser                                     Investment Objective
-------------------------------------------------------------------------------------------------------------------------------
ING LifeStyle Moderate Portfolio                                  Seeks to provide growth and capital and current income.
                                                                  The Portfolio invests in a combination of ING portfolios
    Investment Adviser:  ING Investments, LLC                     according to a fixed formula that over time should reflect an allocation of approximately 50% in equity securities and
                                                                  50% in fixed income securities. Please see below for a list of portfolios that may be included in one or more of the
                                                                  ING LifeStyle Portfolios.
-------------------------------------------------------------------------------------------------------------------------------

ING Liquid Assets Portfolio (Class S)                             Seeks high level of current income consistent with the
                                                                  preservation of capital and liquidity.  The Portfolio
    Investment Adviser:  Directed Services, Inc.                  Manager strives to maintain a stable $1 per share net asset
    Investment Subadviser: ING Investment Management Co.          value and its investment strategy focuses on safety of
                                                                  principal, liquidity and yield, in order of importance, to achieve this goal.

-------------------------------------------------------------------------------------------------------------------------------
ING Marsico Growth Portfolio (Class S)                            Seeks capital appreciation.  The Portfolio invests
                                                                  primarily in equity securities selected for their growth
    Investment Adviser:  Directed Services, Inc.                  potential.  The Portfolio may invest in companies of any
    Investment Subadviser: Marsico Capital Management, LLC        size, from larger, well-established companies to smaller,
                                                                  emerging growth companies.
-------------------------------------------------------------------------------------------------------------------------------
ING Mercury Focus Value Portfolio (Class S)                       Seeks long-term growth of capital.  The Portfolio invests
                                                                  primarily in a diversified portfolio consisting of equity
    Investment Adviser:  Directed Services, Inc.                  securities that the Portfolio Manager believes are
    Investment Subadviser: Mercury Advisors                       undervalued relative to its assessment of the current or
                                                                  prospective condition of the issuer.
-------------------------------------------------------------------------------------------------------------------------------

ING Mercury LargeCap Growth Portfolio                             Seeks long-term growth of capital.  The Portfolio invests
    (Class S)                                                     at least 80% of its assets in equity securities of large
                                                                  capitalization companies.  The Portfolio will provide
    Investment Adviser:  Directed Services, Inc.                  shareholders with at least 60 days' prior notice of any
    Investment Subadviser: Mercury Advisors                       changes in this investment strategy.  The Portfolio will
                                                                  invest primarily in equity securities of companies located in the United States that the Portfolio Manager believes
                                                                  have good prospects for earnings growth.

-------------------------------------------------------------------------------------------------------------------------------
ING MFS Mid Cap Growth Portfolio (Class S)                        A nondiversified Portfolio that seeks long-term growth of
                                                                  capital.  The Portfolio normally invests at least 80% of
    Investment Adviser:  Directed Services, Inc.                  its net assets in common stocks and related securities
    Investment Subadviser: Massachusetts Financial Services       (such as preferred stocks, convertible securities and
    Company                                                       depositary receipts) of companies with medium market
                                                                  capitalizations (or "mid-cap companies") which the
                                                                  Portfolio Manager believes have above-average growth
                                                                  potential.
-------------------------------------------------------------------------------------------------------------------------------
ING MFS Total Return Portfolio (Class S)                          Seeks above-average income (compared to a portfolio
                                                                  entirely invested in equity securities) consistent with the
    Investment Adviser:  Directed Services, Inc.                  prudent employment of capital.  Secondarily seeks
    Investment Subadviser: Massachusetts Financial Services       reasonable opportunity for growth of capital and income.
    Company                                                       The Portfolio invests in a combination of equity and fixed income securities.
-------------------------------------------------------------------------------------------------------------------------------

ING Oppenheimer Main Street Portfolio                             Seeks long-term growth of capital and future income.  The
    (Class S)                                                     Portfolio currently invests mainly in common stocks of U.S.
                                                                  companies of different capitalization ranges, presently
    Investment Adviser:  Directed Services, Inc.                  focusing on large-capitalization issuers.  It also can buy
    Investment Subadviser: OppenheimerFunds, Inc.                 debt securities, such as bonds and debentures, but does not currently emphasize these investments.

-------------------------------------------------------------------------------------------------------------------------------


ES II - 133973


                                       B5

Fund Name and
Investment Adviser/Subadviser                                     Investment Objective
-------------------------------------------------------------------------------------------------------------------------------
ING PIMCO Core Bond Portfolio (Class S)                           Seeks maximum total return, consistent with preservation of capital and prudent investment management.  The Portfolio
    Investment Adviser:  Directed Services, Inc.                  is diversified and seeks to achieve its investment
    Investment Subadviser: Pacific Investment Management          objective by investing under normal circumstances at least
    Company LLC                                                   80% of its net assets (plus borrowings for investment
                                                                  purposes) in a diversified portfolio of fixed income
                                                                  instruments of varying maturities.
-------------------------------------------------------------------------------------------------------------------------------
ING PIMCO High Yield Portfolio (Class S)                          Seeks maximum total return, consistent with preservation of
    (formerly PIMCO High Yield Portfolio)                         capital and prudent investment management.  The Portfolio
                                                                  normally invests at least 80% of its assets in a
    Investment Adviser:  Directed Services, Inc.                  diversified portfolio of high yield securities ("junk
    Investment Subadviser:  Pacific Investment Management         bonds") rated below investment grade but rated at least B-.
    Company LLC
-------------------------------------------------------------------------------------------------------------------------------
ING Salomon Brothers All Cap Portfolio                            A nondiversified Portfolio that seeks capital appreciation
    (Class S)                                                     through investment in securities which the Subadviser
                                                                  believes have above-average capital appreciation
    Investment Adviser:  Directed Services, Inc.                  potential.  The Portfolio invests primarily in common
    Investment Subadviser: Salomon Brothers Asset Management,     stocks and common stock equivalents, such as preferred
    Inc.                                                          stocks and securities convertible into common stocks, of
                                                                  companies the Portfolio Manager believes are undervalued in the marketplace.
-------------------------------------------------------------------------------------------------------------------------------
ING Salomon Brothers Investors Portfolio                          Seeks long-term growth of capital. Secondarily seeks
    (Class S)                                                     current income.  The Portfolio invests primarily in equity securities of U.S. companies.  The Portfolio may also
    Investment Adviser:  Directed Services, Inc.                  invest in other equity securities.  To a lesser degree, the
    Investment Subadviser: Salomon Brothers Asset Management,     Portfolio invests in income producing securities such as
    Inc.                                                          debt securities.
-------------------------------------------------------------------------------------------------------------------------------
ING T. Rowe Price Capital Appreciation Portfolio                  Seeks, over the long-term, a high total investment return,
    (Class S)                                                     consistent with the preservation of capital and prudent
                                                                  investment risk.  The Portfolio pursues an active asset
    Investment Adviser:  Directed Services, Inc.                  allocation strategy whereby investments are allocated among
    Investment Subadviser: T. Rowe Price Associates, Inc.         three asset classes - equity securities, debt securities
                                                                  and money market instruments.
-------------------------------------------------------------------------------------------------------------------------------
ING T. Rowe Price Equity Income Portfolio                         Seeks substantial dividend income as well as long-term
    (Class S)                                                     growth of capital.  The Portfolio normally invests at least
                                                                  80% of its assets in common stocks, with 65% in the common
    Investment Adviser:  Directed Services, Inc.                  stocks of well-established companies paying above-average
    Investment Subadviser: T. Rowe Price Associates, Inc.         dividends.  The Portfolio may also invest in convertible
                                                                  securities, warrants and preferred stocks, foreign
                                                                  securities, debt securities including high-yield debt
                                                                  securities and future and options.
-------------------------------------------------------------------------------------------------------------------------------
ING UBS U.S. Balanced Portfolio (Class S)                         Seeks to maximize total return over the long term by
                                                                  allocating its assets among stocks, bonds, short-term
    Investment Adviser:  Directed Services, Inc.                  instruments and other investments.  The Portfolio Manager
    Investment Subadviser: UBS Global Asset Management            allocates the Portfolio's assets among the following
    (Americas) Inc.                                               classes, or types, of investments: stocks, bonds, and
                                                                  short-term money market debt obligations.
-------------------------------------------------------------------------------------------------------------------------------
ING Van Kampen Equity Growth Portfolio                            Seeks long-term capital appreciation.  The Portfolio
    (Class S)                                                     Manager seeks to maximize long-term capital appreciation by investing primarily in growth-oriented equity securities of
    Investment Adviser:  Directed Services, Inc.                  large-capitalization U.S. and, to a limited extent, foreign
    Investment Subadviser: Van Kampen                             companies that are listed on U.S. exchanges or traded in
                                                                  U.S. markets.
-------------------------------------------------------------------------------------------------------------------------------


ES II - 133973


                                       B6

Fund Name and
Investment Adviser/Subadviser                                     Investment Objective
-------------------------------------------------------------------------------------------------------------------------------
ING Van Kampen Global Franchise Portfolio                         A nondiversified Portfolio that seeks long-term capital
                                                                  appreciation.  The Portfolio Manager invests primarily in
     (Class S)                                                    equity securities of issuers located throughout the world
                                                                  that it believes have, among other things, resilient
    Investment Adviser:  Directed Services, Inc.                  business franchises and growth potential.  The Portfolio
    Investment Subadviser: Van Kampen                             may invest of in the securities of companies of any size.
-------------------------------------------------------------------------------------------------------------------------------
ING Van Kampen Growth and Income Portfolio                        Seeks long-term growth of capital and income.  Under normal
    (Class S)                                                     market conditions, the Portfolio Manager seeks to achieve
                                                                  the Portfolio's investment objective by investing primarily
    Investment Adviser:  Directed Services, Inc.                  in what it believes to be income-producing equity
    Investment Subadviser: Van Kampen                             securities, including common stocks and convertible
                                                                  securities; although investments are also made in
                                                                  non-convertible preferred stocks and debt securities rated
                                                                  "investment grade," which are securities rated within the
                                                                  four highest grades assigned by Standard & Poor's ("S&P")
                                                                  or by Moody's Investors Service, Inc. ("Moody's").
-------------------------------------------------------------------------------------------------------------------------------
ING Van Kampen Real Estate Portfolio                              A nondiversified Portfolio that seeks capital
    (Class S)                                                     appreciation.  Secondarily seeks current income.  The
                                                                  Portfolio invests at least 80% of its assets in equity
    Investment Adviser:  Directed Services, Inc.                  securities of companies in the U.S. real estate industry
    Investment Subadviser: Van Kampen                             that are listed on national exchanges or the National
                                                                  Association of Securities Dealers Automated Quotation
                                                                  System ("NASDAQ").
-------------------------------------------------------------------------------------------------------------------------------
ING Partners, Inc.
     151 Farmington Avenue, Hartford, CT  06156-8962
-------------------------------------------------------------------------------------------------------------------------------
ING JPMorgan Fleming International Portfolio                      Seeks long-term growth of capital.  Invests primarily (at
    (Service Class)                                               least 65% of total assets) in the equity securities of
                                                                  foreign companies that the subadviser believes have high
    Investment Adviser: ING Life Insurance and Annuity            growth potential.  Will normally invest in securities of at
    Company                                                       least three different countries other than the U.S. and
    Investment Subadviser: J.P. Morgan Fleming Asset Management   will invest in both developed and developing markets.
    (London) Ltd.
-------------------------------------------------------------------------------------------------------------------------------
ING Salomon Brothers Aggressive Growth Portfolio                  Seeks long-term growth of capital.  Invests primarily (at
    (Service Class)                                               least 80% of net assets under normal circumstances) in
                                                                  common stocks and related securities, such as preferred
    Investment Adviser: ING Life Insurance and Annuity            stocks, convertible securities and depositary receipts, of
    Company                                                       emerging growth companies.
    Investment Subadviser: Salomon Brothers Asset Management
    Inc.
-------------------------------------------------------------------------------------------------------------------------------
ING Variable Insurance Trust
     7337 E. Doubletree Ranch Road, Scottsdale, AZ  85258
-------------------------------------------------------------------------------------------------------------------------------

ING VP Worldwide Growth Portfolio                                 Seeks long-term capital appreciation.  A nondiversified
                                                                  Portfolio that under normal conditions, invests at least
    Investment Adviser:  ING Investments, LLC                     65% of net assets in equity securities of issuers located
    Investment Subadviser:  ING Investment Management Co.         in at least three countries, one of which may be the U.S.
                                                                  Generally invests at least 75% of total assets in common
                                                                  and preferred stocks, warrants and convertible securities.

-------------------------------------------------------------------------------------------------------------------------------
ING Variable Portfolios, Inc.
     7337 E. Doubletree Ranch Road, Scottsdale, AZ  85258
-------------------------------------------------------------------------------------------------------------------------------


ES II - 133973


                                       B7

Fund Name and
Investment Adviser/Subadviser                                     Investment Objective
-------------------------------------------------------------------------------------------------------------------------------

ING VP Index Plus LargeCap Portfolio                              Seeks to outperform the total return performance of the
    (Class S)                                                     Standard & Poor's 500 Composite Stock Price Index (S&P 500
                                                                  Index), while maintaining a market level of risk.  Invests
    Investment Adviser:  ING Investments, LLC                     at least 80% of assets in stocks included in the S&P 500
    Investment Subadviser:  ING Investment                        Index.  The subadviser's objective is to overweight those
    Management Co.                                                stocks in the S&P 500 Index that it believes will
                                                                  outperform the index and underweight or avoid those stocks it believes will underperform the index.
-------------------------------------------------------------------------------------------------------------------------------
ING VP Index Plus MidCap Portfolio                                Seeks to outperform the total return performance of the
    (Class S)                                                     Standard & Poor's MidCap 400 Index (S&P MidCap 400 Index),
                                                                  while maintaining a market level of risk.  Invests at least
    Investment Advisor:  ING Investments, LLC Investment          80% of assets in stocks included in the S&P MidCap 400
    Subadviser:  ING Investment Management Co.                    Index.  The subadviser's objective is to overweight those
                                                                  stocks in the S&P MidCap 400 Index that it believes will
                                                                  outperform the index and underweight or avoid those stocks that it believes will underperform the index.
-------------------------------------------------------------------------------------------------------------------------------
ING VP Index Plus SmallCap Portfolio                              Seeks to outperform the total return performance of the
    (Class S)                                                     Standard & Poor's SmallCap 600 Index (S&P 600 Index), while maintaining a market level of risk.  Invests at least 80%
    Investment Advisor:  ING Investments, LLC                     of assets in stocks included in the S&P 600 Index.  The
    Investment Subadviser:  ING Investment Management Co.         subadviser's objective is to overweight those stocks in the
                                                                  S&P 600 Index that it believes will outperform the index
                                                                  and underweight or avoid those stocks that it believes will underperform the index.

-------------------------------------------------------------------------------------------------------------------------------
ING Variable Products Trust
     7337 E. Doubletree Ranch Road, Scottsdale, AZ  85258
-------------------------------------------------------------------------------------------------------------------------------

ING VP Financial Services Portfolio                               Seeks long-term capital appreciation.  Invests, under
    (Class S)                                                     normal market conditions, at least 80% of assets in equity securities and equity equivalent securities of companies
    Investment Adviser:  ING Investments, LLC                     principally engaged in the financial services industry.  As
    Investment Subadviser:  ING Investment Management Co.         a general matter, the Portfolio expects these investments
                                                                  to be in common stocks of large-, mid- and small-sized
                                                                  companies.  May invest remaining 20% of assets in equity or debt securities of financial services companies or
                                                                  companies that are not financial services companies, and in money market instruments.
-------------------------------------------------------------------------------------------------------------------------------
ING VP MagnaCap Portfolio (Class S)                               Seeks growth of capital, with dividend income as a
                                                                  secondary consideration. Normally invests at least 80% of
    Investment Adviser:  ING Investments, LLC                     assets in common stocks of large companies, which are those
    Investment Subadviser:  ING Investment Management Co.         included in the 500 largest U.S. companies, as measured by total revenues, net assets, cash flow or earnings, or the
                                                                  1,000 largest companies as measured by equity market
                                                                  capitalization.
-------------------------------------------------------------------------------------------------------------------------------
ING VP MidCap Opportunities Portfolio                             Seeks long-term capital appreciation. Normally invests at
    (Class S)                                                     least 80% of assets in the common stocks of mid-sized U.S.
                                                                  companies that the subadviser believes have above average
    Investment Adviser:  ING Investments, LLC                     prospects for growth. For this Portfolio, mid-sized
    Investment Subadviser:  ING Investment Management Co.         companies are those with market capitalizations that fall
                                                                  within the range of companies in the Russell MidCap Growth
                                                                  Index.

-------------------------------------------------------------------------------------------------------------------------------
ING VP SmallCap Opportunities Portfolio                           Seeks long-term capital appreciation.  Normally invests at
    (Class S)                                                     least 80% of assets in the common stock of smaller,
                                                                  lesser-known U.S. companies that are believed to have above
    Investment Adviser:  ING Investments, LLC                     average prospects for growth.  For this Portfolio, smaller companies are those with market capitalizations that fall
                                                                  within the range of companies in the Russell 2000 Index.
-------------------------------------------------------------------------------------------------------------------------------

ING VP Intermediate Bond Portfolio
-------------------------------------------------------------------------------------------------------------------------------

ES II - 133973

                                       B8

Fund Name and
Investment Adviser/Subadviser                                     Investment Objective
-------------------------------------------------------------------------------------------------------------------------------
ING VP Intermediate Bond Portfolio (Class S)                      Seeks to maximize total return as is consistent with
                                                                  reasonable risk, through investment in a diversified
    Investment Adviser:  ING Investments, LLC                     portfolio consisting of investment-grade corporate bonds,
    Investment Subadviser:  ING Investment                        and debt securities issued or guaranteed by the U.S.
    Management Co.                                                Government, its agencies or instrumentalities. Under normal market conditions, invests at least 80% of assets in
                                                                  high-grade corporate bonds, mortgage-related and other
                                                                  asset-backed securities, and securities issued or
                                                                  guaranteed by the U.S. Government, its agencies or
                                                                  instrumentalities. The Portfolio may also invest up to 15%
                                                                  of total assets in high-yield instruments and up to 25% of total assets in foreign debt securities.

-------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
    11 Greenway Plaza, Suite 100, Houston, TX  77046-1173
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund                             Seeks long-term growth of capital. Seeks to meet its
    (Series II)                                                   objective by investing in securities of companies that are likely to benefit from changing demographic, economic and
    Investment Adviser:  A I M Advisors, Inc.                     lifestyle trends.  These securities may include common
    Investment Subadviser:  H.S. Dent Advisors, Inc.              stocks, convertible bonds, convertible preferred stocks and warrants of companies within a broad range of market
                                                                  capitalizations.
-------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Leisure Fund (Series I)                                  Seeks capital growth.  The Fund normally invests at least
                                                                  80% of its net assets in the equity securities and
    Investment Adviser:  A I M Advisors, Inc.                     equity-related instruments of companies engaged in the
                                                                  design, production, and distribution of products related to leisure activities.  These industries include, but are not limited to, hotels/gaming, publishing, advertising,
                                                                  beverages, audio/video, broadcasting-radio/TV, cable &
                                                                  satellite operators, cable & satellite programmers, motion pictures & TV, recreation services/entertainment, retail,
                                                                  and toys. At any given time, 20% of the Fund's assets are
                                                                  not required to be invested in the sector.
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund (Series I)                                Seeks capital growth.  It also seeks current income.  The
                                                                  Fund normally invests at least 80% of its net assets in the
    Investment Adviser:  A I M Advisors, Inc.                     equity securities and equity-related instruments of
                                                                  companies engaged in utilities-related industries.  These
                                                                  include, but are not limited to, companies that produce,
                                                                  generate, transmit, or distribute natural gas or
                                                                  electricity, as well as in companies that provide
                                                                  telecommunications services, including local, long distance and wireless.  A portion of the Fund's assets is not
                                                                  required to be invested in the sector.

-------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products
    82 Devonshire Street, Boston, MA  02109
-------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Equity-Income Portfolio                           Seeks reasonable income.  Also considers the potential for
    (Service Class 2)                                             capital appreciation.  Seeks to achieve a yield which
                                                                  exceeds the composite yield on the securities comprising
    Investment Adviser: Fidelity Management & Research            the Standard & Poor's 500SM Index.  Normally invests at
    Co.                                                           least 80% of total assets in income-producing equity
    Investment Subadviser: FMR Co., Inc.                          securities (which tends to lead to investments in large cap
                                                                  "value" stocks).
-------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio (Service Class 2)                Seeks to achieve capital appreciation.  Normally invests
                                                                  primarily in common stocks of companies, investing in both
    Investment Adviser: Fidelity Management & Research            domestic and foreign issuers.  Invests in either "growth"
    Co.                                                           stocks or "value" stocks or both.
    Investment Subadviser: FMR Co., Inc.
-------------------------------------------------------------------------------------------------------------------------------


ES II - 133973


                                       B9

Fund Name and
Investment Adviser/Subadviser                                     Investment Objective
-------------------------------------------------------------------------------------------------------------------------------
Liberty Variable Insurance Trust
    600 Atlantic Avenue, Boston, MA  02210
-------------------------------------------------------------------------------------------------------------------------------
Colonial Small Cap Value Fund                                     Seeks long-term growth by investing primarily in small
    Investment Adviser:  Columbia Management Advisors, Inc.       capitalization equities.
-------------------------------------------------------------------------------------------------------------------------------
Pioneer Variable Contracts Trust
    60 State Street, Boston, MA  02109
-------------------------------------------------------------------------------------------------------------------------------
Pioneer Fund VCT Portfolio (Class II)                             Seeks reasonable income and capital growth.  Invests in a
                                                                  broad list of carefully selected, reasonably priced
    Investment Adviser:  Pioneer Investment Management, Inc.      securities rather than in securities whose prices reflect a premium resulting from their current market popularity.
                                                                  Invests the major portion of its assets in equity
                                                                  securities, primarily of U.S. issuers.
-------------------------------------------------------------------------------------------------------------------------------
Pioneer Mid Cap Value VCT Portfolio (Class II)                    Seeks capital appreciation by investing in a diversified
                                                                  portfolio of securities consisting primarily of common
    Investment Adviser:  Pioneer Investment Management, Inc.      stocks.  Normally, invests at least 80% of total assets in equity securities of mid-size companies, that is, companies with market values within the range of market values of
                                                                  companies included in the Russell Midcap(R) Value Index.
-------------------------------------------------------------------------------------------------------------------------------
Pro Funds VP
    3435 Stelzer Road, Suite 1000, P.O. Box 182100, Columbus, OH  43218-2000
-------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                   Seeks daily investment results, before fees and expenses,
                                                                  that correspond to the daily performance of the S&P 500
    Investment Adviser: ProFund Advisors LLC                      Index.
-------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                              Seeks daily investment results, before fees and expenses,
                                                                  that correspond to the daily performance of the ProFunds
    Investment Adviser:  ProFund Advisors LLC                     Europe 30 Index.
-------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                               Seeks daily investment results, before fees and expenses,
                                                                  that correspond to one and one-quarter times (125%) the
    Investment Adviser: ProFund Advisors LLC                      inverse (opposite) of the daily price movement of the most recently issued 30-year U.S. Treasury Bond ("Long Bond").
-------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                              Seeks daily investment results, before fees and expenses,
                                                                  that correspond to the daily performance of the Russell
    Investment Adviser:  ProFund Advisors LLC                     2000 Index.
-------------------------------------------------------------------------------------------------------------------------------
Prudential Series Fund, Inc.
    751 Broad Street, Newark, NJ  07102
-------------------------------------------------------------------------------------------------------------------------------
Jennison Portfolio (Class II)                                     Seeks to achieve long-term growth of capital.  Invests
                                                                  primarily in equity securities of major, established
    Investment Adviser:  Prudential Investments LLC               corporations that the investment adviser believes offer
    Investment Subadviser:  Jennison Associates LLC               above-average growth prospects.  May invest up to 30% of
                                                                  total assets in foreign securities.  Normally invests 65%
                                                                  of total assets in common stocks and preferred stocks of
                                                                  companies with capitalization in excess of $1 billion.
-------------------------------------------------------------------------------------------------------------------------------


ES II - 133973


                                       B10

Fund Name and
Investment Adviser/Subadviser                                     Investment Objective
-------------------------------------------------------------------------------------------------------------------------------
SP William Blair International Growth Portfolio (Class II)        Seeks long-term growth of capital.  Invests in
(formerly SP Jennison International Growth Portfolio)             equity-related securities of foreign issuers that the
                                                                  subadviser thinks will increase in value over a period of
    Investment Adviser:  Prudential Investments LLC               years.  Invests primarily in the common stock of large and
    Investment Subadviser:  William Blair & Company LLC           medium-sized foreign companies.  Under normal
                                                                  circumstances, invests at least 65% of total assets in
                                                                  common stock of foreign companies operating or based in at least five different countries.
-------------------------------------------------------------------------------------------------------------------------------

The following portfolios are within the current group of ING Portfolios included in one or more of the LifeStyle Portfolios:


     ING Alliance Mid Cap Growth Portfolio                    ING Salomon Brothers All Cap Portfolio
     ING JPMorgan Fleming International Portfolio             ING Salomon Brothers Investors Portfolio
     ING Julius Baer Foreign Portfolio                        ING VP Intermediate Bond Portfolio
     ING Legg Mason Value Portfolio                           ING VP Growth Portfolio
     ING Liquid Asset Portfolio                               ING VP Index Plus MidCap Portfolio
     ING Marsico Growth Portfolio                             ING VP Index Plus SmallCap Portfolio
     ING PIMCO Core Bond Portfolio                            ING VP Small Company Portfolio
     ING PIMCO High Yield Portfolio
     ING Salomon Brothers Aggressive Growth


The following portfolios are those within the group of ING Portfolios that may be included in one or more of the ING LifeStyle Portfolios:


ING AIM Mid Cap Growth Portfolio                              ING Oppenheimer Main Street Portfolio
ING Alger Aggressive Growth Portfolio                         ING PIMCO Core Bond Portfolio
ING Alger Growth Portfolio                                    ING PIMCO High Yield Portfolio
ING Alliance Mid Cap Growth Portfolio                         ING Salomon Brothers Aggressive Growth Portfolio
ING American Century SmallCap Portfolio                       ING Salomon Brothers All Cap Portfolio
ING Baron SmallCap Growth Portfolio                           ING Salomon Brothers Investors Portfolio
ING Capital Guardian Large Cap Value Portfolio                ING T. Rowe Price Growth Equity Portfolio
ING Capital Guardian Managed Global Portfolio                 ING T. Rowe Price Capital Appreciation Portfolio
ING Capital Guardian Small Cap Portfolio                      ING T. Rowe Price Equity Income Portfolio
ING Eagle Asset Value Equity Portfolio                        ING UBS U.S. Balanced Portfolio
ING Evergreen Omega Portfolio                                 ING UBS U.S. Large Cap Equity Portfolio
ING FMR Diversified Mid Cap Portfolio                         ING Van Kampen Comstock Portfolio
ING International Portfolio                                   ING Van Kampen Equity Growth Portfolio
ING Janus Special Equity Portfolio                            ING Van Kampen Global Franchise Portfolio
ING Jennison Equity Opportunities Portfolio                   ING Van Kampen Growth and Income Portfolio
ING JPMorgan Fleming International Portfolio                  ING VP Balanced Portfolio
ING JPMorgan Small Cap Equity Portfolio                       ING VP Intermediate Bond Portfolio
ING JPMorgan MidCap Value Portfolio                           ING VP Growth & Income Portfolio
ING Julius Baer Foreign Portfolio                             ING VP Growth Portfolio
ING Legg Mason Value Portfolio                                ING VP Index Plus LargeCap Portfolio
ING Liquid Asset Portfolio                                    ING VP Index Plus MidCap Portfolio
ING Marsico Growth Portfolio                                  ING VP Index Plus SmallCap Portfolio
ING Mercury Focus Value Portfolio                             ING VP MidCap Opportunities Portfolio
ING MFS Capital Opportunities Portfolio                       ING VP Small Company Portfolio
ING MFS Mid Cap Growth Portfolio                              ING VP SmallCap Opportunities Portfolio
ING MFS Total Return Portfolio                                ING VP Value Opportunity Portfolio
ING OpCap Balanced Value Portfolio                            ING VP Worldwide Growth Portfolio


The prospectus for the ING LifeStyle Portfolio contains information about the underlying portfolios included in the ING LifeStyle Portfolio.


ES II - 133973


                                      B11

--------------------------------------------------------------------------------
APPENDIX C
--------------------------------------------------------------------------------

                                Fixed Account II

Fixed Account II ("Fixed Account") is an optional fixed interest allocation offered during the accumulation phase of your variable annuity contract between you and ING USA Annuity and Life Insurance Company ("ING USA," the "Company," "we" or "our"). The Fixed Account, which is a segregated asset account of ING USA, provides a means for you to invest on a tax-deferred basis and earn a guaranteed interest for guaranteed interest periods (Fixed Interest Allocation(s)). We will credit your Fixed Interest Allocation(s) with a fixed rate of interest. We currently offer Fixed Interest Allocations with guaranteed interest periods of 5, 7 and 10 years. In addition, we may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively in connection with our dollar cost averaging program. We may offer additional guaranteed interest periods in some or all states, may not offer all guaranteed interest periods on all contracts or in all states and the rates for a given guaranteed interest period may vary among contracts. We set the interest rates periodically. We may credit a different interest rate for each interest period. The interest you earn in the Fixed Account as well as your principal is guaranteed by ING USA, as long as you do not take your money out before the maturity date for the applicable interest period. If you take your money out from a Fixed Interest Allocation more than 30 days before the applicable maturity date, we will apply a market value adjustment ("Market Value Adjustment"). A Market Value Adjustment could increase or decrease your contract value and/or the amount you take out. A surrender charge may also apply to withdrawals from your contract. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

For contracts sold in some states, not all Fixed Interest Allocations are available. You have a right to return a contract for a refund as described in the prospectus.

The Fixed Account

You may allocate premium payments and transfer your Contract value to the guaranteed interest periods of the Fixed Account during the accumulation period as described in the prospectus. Every time you allocate money to the Fixed Account, we set up a Fixed Interest Allocation for the guaranteed interest period you select. We will credit your Fixed Interest Allocation with a guaranteed interest rate for the interest period you select, so long as you do not withdraw money from that Fixed Interest Allocation before the end of the guaranteed interest period. Each guaranteed interest period ends on its maturity date which is the last day of the month in which the interest period is scheduled to expire.

Your Contract value in the Fixed Account is the sum of your Fixed Interest Allocations and the interest credited as adjusted for any withdrawals, transfers or other charges we may impose, including any Market Value Adjustment. Your Fixed Interest Allocation will be credited with the guaranteed interest rate in effect for the guaranteed interest period you selected when we receive and accept your premium or reallocation of Contract value. We will credit interest daily at a rate that yields the quoted guaranteed interest rate.

If you surrender, withdraw, transfer or annuitize your investment in a Fixed Interest Allocation more than 30 days before the end of the guaranteed interest period, we will apply a Market Value Adjustment to the transaction. A Market Value Adjustment could increase or decrease the amount you surrender, withdraw, transfer or annuitize, depending on current interest rates at the time of the transaction. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

Guaranteed Interest Rates

Each Fixed Interest Allocation will have an interest rate that is guaranteed as long as you do not take your money out until its maturity date. We do not have a specific formula for establishing the guaranteed interest rates for the different guaranteed interest periods. We determine guaranteed interest rates at our sole discretion. We cannot predict the level of future interest rates. For more information see the prospectus for the Fixed Account.

Transfers from a Fixed Interest Allocation

You may transfer your Contract value in a Fixed Interest Allocation to one or more new Fixed Interest Allocations with new guaranteed interest periods, or to any of the subaccounts of ING USA's Separate Account B as described in the prospectus on the maturity date of a guaranteed interest period. The minimum amount that you can transfer to or from any Fixed Interest


ES II - 133973


                                       C1

Allocation is $100. Transfers from a Fixed Interest Allocation may be subject to a Market Value Adjustment. If you have a special Fixed Interest Allocation that was offered exclusively with our dollar cost averaging program, canceling dollar cost averaging will cause a transfer of the entire Contract value in such Fixed Interest Allocation to the Liquid Assets subaccount, and such a transfer will be subject to a Market Value Adjustment.

Please be aware that the benefit we pay under certain optional benefit riders will be adjusted by any transfers you make to and from the Fixed Interest Allocations during specified periods while the rider is in effect. See "Optional Riders" in the prospectus.

Withdrawals from a Fixed Interest Allocation

During the accumulation phase, you may withdraw a portion of your Contract value in any Fixed Interest Allocation. You may make systematic withdrawals of only the interest earned during the prior month, quarter or year, depending on the frequency chosen, from a Fixed Interest Allocation under our systematic withdrawal option. A withdrawal from a Fixed Interest Allocation may be subject to a Market Value Adjustment and a contract surrender charge. Be aware that withdrawals may have federal income tax consequences, including a 10% penalty tax, as well as state income tax consequences.

Please be aware that the benefit we pay under any of the optional benefit riders will be reduced by any withdrawals you made from the Fixed Interest Allocations during the period while the rider is in effect. See "Optional Riders" in the prospectus.

Market Value Adjustment

A Market Value Adjustment may decrease, increase or have no effect on your Contract value. We will apply a Market Value Adjustment (i) whenever you withdraw or transfer money from a Fixed Interest Allocation (unless made within 30 days before the maturity date of the applicable guaranteed interest period, or under the systematic withdrawal or dollar cost averaging program) and (ii) if on the annuity start date a guaranteed interest period for any Fixed Interest Allocation does not end on or within 30 days of the annuity start date.

A Market Value Adjustment may be positive, negative or result in no change. In general, if interest rates are rising, you bear the risk that any Market Value Adjustment will likely be negative and reduce your Contract value. On the other hand, if interest rates are falling, it is more likely that you will receive a positive Market Value Adjustment that increases your Contract value. In the event of a full surrender, transfer or annuitization from a Fixed Interest Allocation, we will add or subtract any Market Value Adjustment from the amount surrendered, transferred or annuitized. In the event of a partial withdrawal, transfer or annuitization, we will add or subtract any Market Value Adjustment from the total amount withdrawn, transferred or annuitized in order to provide the amount requested. If a negative Market Value Adjustment exceeds your Contract value in the Fixed Interest Allocation, we will consider your request to be a full surrender, transfer or annuitization of the Fixed Interest Allocation.

Contract Value in the Fixed Interest Allocations

On the contract date, the Contract value in any Fixed Interest Allocation in which you are invested is equal to the portion of the initial premium paid and designated for allocation to the Fixed Interest Allocation. On each business day after the contract date, we calculate the amount of Contract value in each Fixed Interest Allocation as follows:

      (1) We take the Contract value in the Fixed Interest Allocation at the end of the preceding business day.

      (2) We credit a daily rate of interest on (1) at the guaranteed rate since the preceding business day.

      (3)   We add (1) and

      (4)   We subtract from (3) any transfers from that Fixed Interest
            Allocation.

      (5) We subtract from (4) any withdrawals, and then subtract any contract fees (including any rider charges) and premium taxes.

Additional premium payments and transfers allocated to the Fixed Account will be placed in a new Fixed Interest Allocation. The Contract value on the date of allocation will be the amount allocated. Several examples which illustrate how the Market Value Adjustment works are included in the prospectus for the Fixed Account

Cash Surrender Value

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value of amounts allocated to the Fixed Account will fluctuate daily based on the interest credited to Fixed Interest Allocations, any Market Value Adjustment, and any surrender charge. We do not guarantee any minimum cash surrender value. On any date during


ES II - 133973


                                       C2
the accumulation phase, we calculate the cash surrender value as follows: we start with your Contract value, then we adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee (unless waived), and any optional benefit rider charge, and any other charges incurred but not yet deducted.

Dollar Cost Averaging from Fixed Interest Allocations

You may elect to participate in our dollar cost averaging program if you have at least $1,200 of Contract value in Fixed Account Interest Allocations with a guaranteed interest period of 1 year or less. The Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other Fixed Interest Allocations or contract investment portfolio subaccounts selected by you.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels. You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. You may change the transfer amount once each contract year.

Transfers from a Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment.

We may in the future offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

Suspension of Payments

We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

More Information

See the prospectus for Fixed Account II.


ES II - 133973


                                       C3

--------------------------------------------------------------------------------
APPENDIX D
--------------------------------------------------------------------------------

                             Fixed Interest Division

A Fixed Interest Division option is available through the group and individual deferred variable annuity contracts offered by ING USA Annuity and Life Insurance Company. The Fixed Interest Division is part of the ING USA General Account. Interests in the Fixed Interest Division have not been registered under the Securities Act of 1933, and neither the Fixed Interest Division nor the General Account are registered under the Investment Company Act of 1940.

Interests in the Fixed Interest Division are offered in certain states through an Offering Brochure, dated May 1, 2004. The Fixed Interest Division is different from the Fixed Account which is described in the prospectus but which is not available in your state. If you are unsure whether the Fixed Account is available in your state, please contact our Customer Service Center at (800) 366-0066. When reading through the Prospectus, the Fixed Interest Division should be counted among the various investment options available for the allocation of your premiums, in lieu of the Fixed Account. The Fixed Interest Division may not be available in some states. Some restrictions may apply.

You will find more complete information relating to the Fixed Interest Division in the Offering Brochure. Please read the Offering Brochure carefully before you invest in the Fixed Interest Division.


ES II - 133973


                                       D1

--------------------------------------------------------------------------------
APPENDIX E
--------------------------------------------------------------------------------

                 Surrender Charge for Excess Withdrawals Example

The following assumes you made an initial premium payment of $10,000 and additional premium payments of $10,000 in each of the second and third contract years, for total premium payments under the Contract of $30,000. It also assumes a withdrawal at the end of the third contract year of 30% of the contract value of $35,000, that the Standard Death Benefit was selected and that the applicable minimum required distribution ("MRD") is $2,000.

In this example, $8,500 (10% of contract value of $35,000, which is $3,500, plus cumulative earnings, which is $35,000 less $30,000, which equals $5,000) is the maximum free withdrawal amount that you may withdraw without a surrender charge. The total amount withdrawn from the contract would be $10,500 ($35,000 x .30). Therefore, $2,000 ($10,500 - $8,500) is considered an excess withdrawal of a part of the initial premium payment of $10,000 and would be subject to a 6% surrender charge of $120 ($2,000 x .06). The amount of the withdrawal paid to you will be $10,380 ($10,500 - $120).

If the MRD had been $9,000 instead of $2,000, the amount subject to the 6% surrender charge would be $1,500 ($10,500 - $9,000) and a surrender charge of $90 ($1,500 x .06) would apply. This example does not take into account any Market Value Adjustment or deduction of any premium taxes.

                                       E1

--------------------------------------------------------------------------------
APPENDIX F
--------------------------------------------------------------------------------


  Examples of Withdrawal Adjustment for 7% Solution Death Benefit Element For
    Contract Categories Other Than May-2002, Yr.-2003, May-2003 and Yr-2004*


These examples assume that withdrawals have not exceeded 7% of premium in any year. They apply to the 7% Solution Death Benefit Element of the Max 7 Death Benefit.

Example #1:  The Contract Value (AV) is Lower than the Death Benefit

      Assume a premium payment of $100,000, AV at the time of withdrawal of $87,000 and a 7% Solution minimum guarantee death benefit ("MGDB") at the time of withdrawal of $127,000. A total withdrawal of $27,000 is made. The withdrawal is a combination of Special Withdrawal and Pro-rata Withdrawal.

Calculate the Effect of the Withdrawal

      1.    The Special Withdrawal is $7,000 (7% of $100,000).

            MGDB after Special Withdrawal = $120,000 ($127,000 - $7,000)

            AV after Special Withdrawal = $80,000 ($87,000 - $7,000)

            The Pro-rata Withdrawal is $20,000 ($27,000 - $7,000).

      2. Pro-rata Withdrawal Adjustment to MGDB = $30,000 ($120,000 * ($20,000 / $80,000))

            MGDB after Pro-rata Withdrawal = $90,000 ($120,000 - $30,000)

            AV after Pro-rata Withdrawal = $60,000 ($80,000 - $20,000)

Example #2:  The Contract Value (AV) is Greater than the Death Benefit

      Assume a premium payment of $100,000, AV at the time of withdrawal of $167,000 and a 7% Solution minimum guarantee death benefit ("MGDB") at the time of withdrawal of $127,000. A total withdrawal of $27,000 is made. The withdrawal is a combination of Special Withdrawal and Pro-rata Withdrawal.

Calculate the Effect of the Withdrawal

      1.    The Special Withdrawal is $7,000 (7% of $100,000).

            MGDB after Special Withdrawal = $120,000 ($127,000 - $7,000)

            AV after Special Withdrawal = $160,000 ($167,000 - $7,000)

            The Pro-rata Withdrawal is $20,000 ($27,000 - $7,000).

      2. Pro-rata Withdrawal Adjustment to MGDB = $15,000 ($120,000 * ($20,000 / $160,000))

            MGDB after Pro-rata Withdrawal = $105,000 ($120,000 - $15,000)

            AV after Pro-rata Withdrawal = $140,000 ($160,000 - $20,000)

Example #3:  The Contract Value (AV) is Equal to the Death Benefit

      Assume a premium payment of $100,000, AV at the time of withdrawal of $127,000 and a 7% Solution minimum guarantee death benefit ("MGDB") at the time of withdrawal of $127,000. A total withdrawal of $27,000 is made. The withdrawal is a combination of Special Withdrawal and Pro-rata Withdrawal.


ES II - 133973


                                       F1

Calculate the Effect of the Withdrawal

      1.    The Special Withdrawal is $7,000 (7% of $100,000).

            MGDB after Special Withdrawal = $120,000 ($127,000 - $7,000)

            AV after Special Withdrawal = $120,000 ($127,000 - $7,000)

            The Pro-rata Withdrawal is $20,000 ($27,000 - $7,000).

      2. Pro-rata Withdrawal Adjustment to MGDB = $20,000 ($120,000 * ($20,000 / $120,000))

            MGDB after Pro-rata Withdrawal = $100,000 ($120,000 - $20,000)

            AV after Pro-rata Withdrawal = $100,000 ($120,000 - $20,000)


* Withdrawals from Contracts in the May-2002, Yr-2003, May-2003 and Yr-2004 categories are made on a pro-rata basis for the 7% Solution Element of the Max 7 Enhanced Death Benefit, as applicable.



ES II - 133973


                                       F2

--------------------------------------------------------------------------------
APPENDIX G
--------------------------------------------------------------------------------

                    Special Funds and Excluded Funds Examples

Example #1: The following examples are intended to demonstrate the impact on your 7% Solution Death Benefit Element ("7% MGDB") of allocating your Contract Value to Special Funds.

-----------------------------------------    ---------------------------------------    --------------------------------------
        7% MGDB IF 50% INVESTED                      7% MGDB IF 0% INVESTED                   7% MGDB IF 100% INVESTED
            IN SPECIAL FUNDS                            IN SPECIAL FUNDS                          IN SPECIAL FUNDS
-----------------------------------------    ---------------------------------------    --------------------------------------
END OF YR   COVERED   SPECIAL    TOTAL       END OF YR  COVERED  SPECIAL    TOTAL       END OF YR COVERED   SPECIAL   TOTAL
      0       500       500      1,000            0      1,000       --     1,000            0        0       1000     1000
      1       535       500      1,035            1      1,070       --     1,070            1        0       1000     1000
      2       572       500      1,072            2      1,145       --     1,145            2        0       1000     1000
      3       613       500      1,113            3      1,225       --     1,225            3        0       1000     1000
      4       655       500      1,155            4      1,311       --     1,311            4        0       1000     1000
      5       701       500      1,201            5      1,403       --     1,403            5        0       1000     1000
      6       750       500      1,250            6      1,501       --     1,501            6        0       1000     1000
      7       803       500      1,303            7      1,606       --     1,606            7        0       1000     1000
      8       859       500      1,359            8      1,718       --     1,718            8        0       1000     1000
      9       919       500      1,419            9      1,838       --     1,838            9        0       1000     1000
     10       984       500      1,484           10      1,967       --     1,967           10        0       1000     1000
-----------------------------------------    ---------------------------------------    --------------------------------------

-----------------------------------------    ---------------------------------------
       7% MGDB IF TRANSFERRED TO                   7% MGDB IF TRANSFERRED TO
             SPECIAL FUNDS                               COVERED FUNDS

       AT THE BEGINNING OF YEAR 6                  AT THE BEGINNING OF YEAR 6
-----------------------------------------    ---------------------------------------

END OF YR   COVERED   SPECIAL    TOTAL       END OF YR  COVERED  SPECIAL    TOTAL
      0      1,000        --     1,000            0         --    1,000     1,000
      1      1,070        --     1,070            1         --    1,000     1,000
      2      1,145        --     1,145            2         --    1,000     1,000
      3      1,225        --     1,225            3         --    1,000     1,000
      4      1,311        --     1,311            4         --    1,000     1,000
      5      1,403        --     1,403            5         --    1,000     1,000
      6         --     1,403     1,403            6      1,070       --     1,070
      7         --     1,403     1,403            7      1,145       --     1,145
      8         --     1,403     1,403            8      1,225       --     1,225
      9         --     1,403     1,403            9      1,311       --     1,311
     10         --     1,403     1,403           10      1,403       --     1,403
-----------------------------------------    ---------------------------------------


ES II - 133973


                                       G1

EXAMPLE #2: The following examples are intended to demonstrate the impact on your 7% Solution Death Benefit Element ("7% MGDB") of allocating your Contract Value to Excluded Funds.

-----------------------------------------------------------------------------
7% MGDB IF 50% INVESTED IN EXCLUDED FUNDS
-----------------------------------------------------------------------------
                  Covered           Excluded            Total
             --------------------------------------------------------
                                                                      Death
  End of yr  7% MGDB     AV    "7% MGDB"    AV    7% MGDB     AV     Benefit

      0        500      500       500      500     1,000     1,000    1,000
      1        535      510       535      510     1,045     1,020    1,045
      2        572      490       572      490     1,062       980    1,062
      3        613      520       613      520     1,133     1,040    1,133
      4        655      550       655      550     1,205     1,100    1,205
      5        701      450       701      450     1,151       900    1,151
      6        750      525       750      525     1,275     1,050    1,275
      7        803      600       803      600     1,403     1,200    1,403
      8        859      750       859      750     1,609     1,500    1,609
      9        919      500       919      500     1,419     1,000    1,419
      10       984      300       984      300     1,284       600    1,284
-----------------------------------------------------------------------------

-----------------------------------------    -----------------------------------------
         7% MGDB IF 0% INVESTED                      7% MGDB IF 100% INVESTED
           IN EXCLUDED FUNDS                            IN EXCLUDED FUNDS
-----------------------------------------    -----------------------------------------
                 Covered                                     Excluded
           --------------------                        ---------------------
 End of                          Death        End of                           Death
   yr       7% MGDB     AV      Benefit         yr     "7% MGDB"     AV      Benefit
    0        1,000     1,000     1,000           0       1,000     1,000      1,000
    1        1,070     1,020     1,070           1       1,070     1,020      1,020
    2        1,145       980     1,145           2       1,145       980        980
    3        1,225     1,040     1,225           3       1,225     1,040      1,040
    4        1,311     1,100     1,311           4       1,311     1,100      1,100
    5        1,403       900     1,403           5       1,403       900        900
    6        1,501     1,050     1,501           6       1,501     1,050      1,050
    7        1,606     1,200     1,606           7       1,606     1,200      1,200
    8        1,718     1,500     1,718           8       1,718     1,500      1,500
    9        1,838     1,000     1,838           9       1,838     1,000      1,000
    10       1,967       600     1,967           10      1,967      6 00        600
-----------------------------------------    -----------------------------------------

      Note: AV are hypothetical illustrative values. Not a projection. "7% MGDB" for Excluded funds is notional. Not payable as a benefit. Death Benefit for Excluded Funds equals Accumulation Value (AV)


ES II - 133973


                                       G2

-------------------------------------------------------------------------------
                TRANSFER FROM COVERED FUNDS TO EXCLUDED FUNDS
                          AT THE BEGINNING OF YEAR 6
-------------------------------------------------------------------------------
                Covered            Excluded            Total
           ---------------------------------------------------------
  end of       7%               "7%                 7%                Death
    yr        MGDB      AV     MGDB"       AV      MGDB       AV     Benefit

    --      1,000     1,000       --       --     1,000     1,000     1,000
     1      1,050     1,020       --       --     1,050     1,020     1,050
     2      1,103       980       --       --     1,103       980     1,103
     3      1,158     1,040       --       --     1,158     1,040     1,158
     4      1,216     1,100       --       --     1,216     1,100     1,216
     5      1,276       900       --       --     1,276       900     1,276
     6         --       --     1,340     1,050    1,050     1,050     1,050
     7         --       --     1,407     1,200    1,200     1,200     1,200
     8         --       --     1,477     1,500    1,500     1,500     1,500
     9         --       --     1,551     1,000    1,000     1,000     1,000
    10         --       --     1,629       600      600       600       600
-------------------------------------------------------------------------------

      Note: 7% MGDB transferred to Excluded Funds equals the 7% MGDB in Covered Funds (or pro-rata portion thereof for partial transfer). Transfers from Special Funds to Excluded Funds work the same as Covered to Excluded (except 7% MGDB in Special Funds does not accumulate).

-------------------------------------------------------------------------------
                TRANSFER FROM EXCLUDED FUNDS TO COVERED FUNDS

                          AT THE BEGINNING OF YEAR 6

-------------------------------------------------------------------------------
                Covered            Excluded            Total
           ---------------------------------------------------------
  end of       7%               "7%                 7%                Death
    yr        MGDB      AV     MGDB"       AV      MGDB       AV     Benefit

    --         --       --     1,000     1,000    1,000     1,000     1,000
    1          --       --     1,050     1,020    1,020     1,020     1,020
    2          --       --     1,103       980      980       980       980
    3          --       --     1,158     1,040    1,040     1,040     1,040
    4          --       --     1,216     1,100    1,100     1,100     1,100
    5          --       --     1,276       900      900       900       900
    6         945     1,050       --        --      945     1,050     1,050
    7         992     1,200       --        --      992     1,200     1,200
    8       1,042     1,500       --        --    1,042     1,500     1,500
    9       1,094     1,000       --        --    1,094     1,000     1,094
    10      1,149       600       --        --    1,149       600     1,149
-------------------------------------------------------------------------------

      Note: 7% MGDB transferred to Covered Funds is the lesser of 7%
            MGDB in Excluded Funds (or portion thereof for partial transfer) and AV transferred to Covered Funds. Transfers from Excluded Funds to Special Funds work the same as Excluded to Covered (except 7% MGDB in Special Funds does not accumulate).


ES II - 133973


                                       G3

--------------------------------------------------------------------------------
APPENDIX H
--------------------------------------------------------------------------------

         Examples of Adjustments to the MGWB Withdrawal Account and the
       Maximum Annual Withdrawal Amount for Withdrawals in Excess of the
         Maximum Annual Withdrawal Amount ("Excess Withdrawal Amount")

Example #1: Owner has invested only in Covered Funds

      Assume the Contract Value (CV) before the withdrawal is $100,000 and is invested in Covered Funds only, the Eligible Payment Amount (EPA) is $100,000, the Maximum Annual Withdrawal Amount (MAW) is $7,000, the MGWB Withdrawal Account allocated to Covered Funds ("Covered Withdrawal Account") is $120,000, and a withdrawal of $10,000 is made. The effect of the withdrawal is calculated as follows:

      The new CV is $90,000 ($100,000 - $10,000).

      The Excess Withdrawal Amount is $3,000 ($10,000 - $7,000).

      The Covered Withdrawal Account is first reduced dollar-for-dollar by the portion of the withdrawal up to the MAW to $113,000 ($120,000 - $7,000), and is then reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $109,354.84 ($113,000 * (1 - $3,000 / $93,000)).

      The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $96,774.19 ($100,000 * (1 - $3,000 / $93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied pro-rata regardless of whether CV is allocated to Covered or Excluded Funds. The MAW is then recalculated to be 7% of the new EPA, $6,774.19 ($96,774.19 * 7%).

Example #2: Owner has invested only in Excluded Funds

      Assume the Contract Value (CV) before the withdrawal is $100,000 and is invested in Excluded Funds only, the Eligible Payment Amount (EPA) is $100,000, the Maximum Annual Withdrawal Amount (MAW) is $7,000, the MGWB Withdrawal Account allocated to Excluded Funds ("Excluded Withdrawal Account") is $120,000, and a withdrawal of $10,000 is made. The effect of the withdrawal is calculated as follows:

      The new CV is $90,000 ($100,000 - $10,000).

      The Excess Withdrawal Amount is $3,000 ($10,000 - $7.000).

      The Excluded Withdrawal Account is reduced pro-rata based on the ratio of the entire amount withdrawn to the CV (before the withdrawal) to $108,000 ($120,000 * (1 - $10,000 / $100,000)).

      The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $96,774.19 ($100,000 * (1 - $3,000/$93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied pro-rata regardless of whether CV is allocated to Covered or Excluded Funds. The MAW is then recalculated to be 7% of the new EPA, $6,774.19 ($96,774.19 * 7%).

Example #3: Owner has invested in both Covered and Excluded Funds

      Assume the Contract Value (CV) before the withdrawal is $100,000 and is invested $60,000 in Covered Funds and $40,000 in Excluded Funds. Further assume that the Eligible Payment Amount (EPA) is $100,000, the Maximum Annual Withdrawal Amount (MAW) is $7,000, the MGWB Withdrawal Account allocated to Covered Funds ("Covered Withdrawal


ES II - 133973


                                       H1

Account") is $75,000, the MGWB Withdrawal Account allocated to Excluded Funds ("Excluded Withdrawal Account") is $45,000, and a withdrawal is made of $10,000 ($8,000 from Covered Funds and $2,000 from Excluded Funds).

      The new CV for Covered Funds is $52,000 ($60,000 - $8,000), and the new CV for Excluded Funds is $38,000 ($40,000 - $2,000).

      The Covered Withdrawal Account is first reduced dollar-for-dollar by the lesser of the MAW ($7,000) and the amount withdrawn from Covered Funds ($8,000) to $68,000 ($75,000 - $7,000), and is then reduced pro-rata based on the ratio of any Excess Withdrawal Amount from Covered Funds to the CV in Covered Funds (after being reduced for the withdrawal up to the MAW) to $66,716.98 ($68,000 * (1 - $1,000 / $53,000).

      The Excluded Withdrawal Account is reduced pro-rata based on the ratio of the amount withdrawn from Excluded Funds to the CV in Excluded Funds (prior to the withdrawal) to $42,750 ($45,000 * (1 - $2,000 / $40,000)).

      The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $96,774.19 ($100,000 * (1 - $3,000 / $93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied pro-rata regardless of whether CV is allocated to Covered or Excluded Funds. The MAW is then recalculated to be 7% of the new EPA, $6,774.19 ($96,774.19 * 7%).

Example #4: Owner transfers funds from Excluded Funds to Covered Funds

      Assume the Contract Value (CV) before the transfer is $100,000 and is invested $60,000 in Covered Funds and $40,000 in Excluded Funds. Further assume that the MGWB Withdrawal Account allocated to Covered Funds ("Covered Withdrawal Account") is $75,000, the MGWB Withdrawal Account allocated to Excluded Funds ("Excluded Withdrawal Account") is $45,000, and a transfer is made of $10,000 from Excluded Funds to Covered Funds.

      The new CV for Covered Funds is $70,000 ($60,000 + $10,000), and the new CV for Excluded Funds is $30,000 ($40,000 - $10,000).

      The Excluded Withdrawal Account is reduced pro-rata based on the ratio of the amount transferred from Excluded Funds to the CV in Excluded Funds (prior to the transfer) to $33,750 ($45,000 * (1 - $10,000 / $40,000)).

      The Covered Withdrawal Account is increased by the lesser of the reduction of the Excluded Withdrawal Account of $11,250 ($45,000 - $33,750) and the actual amount transferred of $10,000. Thus, the Covered Withdrawal Account is increased to $85,000 ($75,000 + $10,000).

Example #5: Owner transfers funds from Covered Funds to Excluded Funds

      Assume the Contract Value (CV) before the transfer is $100,000 and is invested $60,000 in Covered Funds and $40,000 in Excluded Funds. Further assume that the MGWB Withdrawal Account allocated to Covered Funds ("Covered Withdrawal Account") is $75,000, the MGWB Withdrawal Account allocated to Excluded Funds ("Excluded Withdrawal Account") is $45,000, and a transfer is made of $10,000 from Covered Funds to Excluded Funds.

      The new CV for Covered Funds is $50,000 ($60,000 - $10,000), and the new CV for Excluded Funds is $50,000 ($40,000 + $10,000).

      The Covered Withdrawal Account is reduced pro-rata based on the ratio of the amount transferred from Covered Funds to the CV in Covered Funds (prior to the transfer) to $62,500 ($75,000 * (1 - $10,000 / $60,000)).

      The Excluded Withdrawal Account is increased by the reduction of the Covered Withdrawal Account of $12,500 ($75,000 - $62,500) to $57,500 ($45,000 +
$12,500).


ES II - 133973


                                       H2

--------------------------------------------------------------------------------
Appendix I
--------------------------------------------------------------------------------


                   Death Benefits for Yr-2001 Contract Owners


The purpose of this appendix is to describe the death benefits applicable to contract owners in the Yr-2001 category. Other than as specified below, please see the prospectus for a full description of your death benefit options and other Contract features. Capitalized terms have the same meaning as described in the Prospectus. If you are unsure of which Category applies to you, please call our Customer Service Center. As used in this appendix, "Non-Special Funds" has the same meaning as "Covered Funds" in the prospectus. These benefits are currently available only in the State of Washington. Please note that the 7% Solution Enhanced Death Benefit is no longer available.


We use the Base Death Benefit to help determine the minimum death benefit payable under each of the death benefit options described below. You do not elect the Base Death Benefit. The Base Death Benefit is equal to the greater of:

      1)    the contract value; and

      2)    the cash surrender value.

The Standard Death Benefit equals the greatest of the Base Death Benefit, the floor, and the sum of:

      1)    the contract value allocated to Special Funds; and

      2) the Standard Minimum Guaranteed Death Benefit for amounts allocated to Non-Special Funds.

The Standard Minimum Guaranteed Death Benefit equals:

      1) the initial premium payment allocated to Special and Non-Special Funds, respectively;

      2) increased by premium payments and adjusted for transfers, allocated to Special and Non-Special Funds, respectively, after issue; and

      3) reduced by a pro-rata adjustment for any withdrawal or transfer taken from the Special and Non-Special Funds, respectively.

      In the event of transfers from Special to Non-Special funds, the increase in the Minimum Guaranteed Death Benefit of the Non-Special Fund will equal the lesser of the reduction in the Minimum Guaranteed Death Benefit in the Special Fund and the contract value transferred. In the event of transfers from Non-Special to Special Funds, the increase in the Minimum Guaranteed Death Benefit of the Special Fund will equal the reduction in the Minimum Guaranteed Death Benefit in the Non-Special Fund.

The floor for the Death Benefit is the total premium payments made under the Contract reduced by a pro-rata adjustment for any withdrawal.


Enhanced Death Benefit Options. Under the Enhanced Death Benefit options, if you die before the annuity start date, your beneficiary will receive the greater of the Standard Death Benefit and the Enhanced Death Benefit option elected. For purposes of calculating the Enhanced Death Benefits, certain investment portfolios, and the Fixed Account are designated as "Special Funds." For Contracts issued on or after May 1, 2003, the following investment options are designated as Special Funds: the ING Liquid Assets Portfolio; the ING Limited Maturity Bond Portfolio; the ING VP Intermediate Bond Portfolio; the ING PIMCO Core Bond Portfolio; the Fixed Account; the Fixed Interest Division; and the TSA Special Fixed Account. For Contracts issued before May 1, 2003, the ING VP Intermediate Bond Portfolio and the ING PIMCO Core Bond Portfolio are not designated as Special Funds. For Contracts issued on or after September 2, 2003, the ProFunds VP Rising Rates Opportunity Portfolio is designated as a Special Fund.


We may, with 30 days notice to you, designate any investment portfolio as a Special Fund on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. Selecting a Special Fund may limit or reduce the enhanced death benefit.


ES II - 133973


                                       I1

For the period during which a portion of the contract value is allocated to a Special Fund, we may, at our discretion, reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during that period.

The 7% Solution Enhanced Death Benefit, equals the greatest of:

      1)    the Standard Death Benefit;

      2)    the floor; and

      3) the sum of the contract value allocated to Special Funds and the 7% Solution Minimum Guaranteed Death Benefit for Non-Special Funds.

The 7% Solution Minimum Guaranteed Death Benefit for Special and Non-Special Funds equals the lesser of:

      1) premiums, adjusted for withdrawals and transfers, accumulated at 7% until the earlier of attainment of age 80 or reaching the cap (equal to 3 times all premium payments, as reduced by adjustments for withdrawals) and thereafter at 0%, subject to a floor as described below, and

      2)    the cap.

Withdrawals of up to 7% per year of cumulative premiums are referred to as special withdrawals. Special withdrawals reduce the 7% Solution Minimum Guaranteed Death Benefit and the cap by the amount of contract value withdrawn. For any other withdrawals (withdrawals in excess of the amount available as a special withdrawal), a pro-rata adjustment to the 7% Solution Minimum Guaranteed Death Benefit and the cap is made. The amount of the pro-rata adjustment for withdrawals from Non-Special Funds will equal (a) times (b) divided by (c): where (a) is the 7% Solution Minimum Guaranteed Death Benefit for Non-Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and
(c) is the contract value allocated to Non-Special Funds before the withdrawal. The amount of the pro-rata adjustment for withdrawals from Special Funds will equal (a) times (b) divided by (c): where (a) is the 7% Solution Minimum Guaranteed Death Benefit for Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Special Funds before the withdrawal.

Transfers from Special to Non-Special Funds will reduce the 7% Solution Minimum Guaranteed Death Benefit and the cap for Special Funds on a pro-rata basis. The resulting increase in the 7% Solution Minimum Guaranteed Death Benefit in the Non-Special Funds will equal the lesser of the reduction in the 7% Solution Minimum Guaranteed Death Benefit in the Special Funds and the contract value transferred. The increase in the cap for Non-Special Funds will equal the reduction in the cap for Special Funds.

Transfers from Non-Special to Special Funds will reduce the 7% Solution Minimum Guaranteed Death Benefit and the cap in the Non-Special Funds on a pro-rata basis. The resulting increase in the 7% Solution Minimum Guaranteed Death Benefit and the cap for the Special Funds will equal the reduction in the 7% Solution Minimum Guaranteed Death Benefit and the cap for the Non-Special Funds.

The floor for the 7% Solution Enhanced Death Benefit is determined by the same calculations described above for the 7% Solution Minimum Guaranteed Death Benefit except as follows: If you transfer contract value to a Special Fund, the minimum floor will not be reduced by the transfer. Instead, a portion of the floor (equal to the percentage of contract value transferred) just prior to the transfer will be frozen (with 0% subsequent growth) unless the contract value is transferred back to the Non-Special Funds. Upon such transfer back to Non-Special Funds, we will resume accumulating that portion of the floor at the 7% annual effective rate as described above, subject to the age limit and the cap described above. Similarly, for contract value allocated directly to Special Funds, that portion of the floor will be the contract value allocated, and will not accumulate while invested in Special Funds. Withdrawals will reduce the floor as described for the minimum guaranteed death benefit above. Your death benefit will be the greater of the floor and the death benefit determined as described above.

The Annual Ratchet Enhanced Death Benefit equals the greatest of:

      1)    the Standard Death Benefit;

      2)    the floor; and

      3) the sum of the contract value allocated to Special Funds and the Annual Ratchet Minimum Guaranteed Death Benefit allocated to Non-Special Funds.


ES II - 133973


                                       I2

The Annual Ratchet Minimum Guaranteed Death Benefit equals:

      1) the initial premium allocated at issue to Special and Non-Special Funds, respectively;

      2) increased dollar for dollar by any premium allocated after issue to Special and Non-Special funds, respectively;

      3) for Non-Special Funds, adjusted on each anniversary that occurs on or prior to attainment of age 90 to the greater of the Annual Ratchet Minimum Guaranteed Death Benefit for Non-Special Funds from the prior anniversary (adjusted for new premiums, partial withdrawals allocated to Non-Special Funds, and transfers between Special and Non-Special Funds) and the current contract value allocated to Non-Special Funds;

      4) for Special Funds, adjusted on each anniversary that occurs on or prior to attainment of age 90 to the greater of the Annual Ratchet Minimum Guaranteed Death Benefit for Special Funds from the prior anniversary (adjusted for new premiums, partial withdrawals allocated to Special Funds, and transfers between Special and Non-Special and Non-Special Funds) and the current contract value allocated to Special Funds.

Withdrawals reduce the Annual Ratchet Minimum Guaranteed Death Benefit on a pro-rata basis, based on the amount withdrawn from the Special and Non-Special Funds, respectively. The amount of the pro-rata adjustment for withdrawals from Non-Special Funds will equal (a) times (b) divided by (c): where (a) is the Annual Ratchet Minimum Guaranteed Death Benefit for Non-Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Non-Special Funds before withdrawal. The amount of the pro-rata adjustment for Special Funds will equal (a) times (b) divided by
(c): where (a) is the Annual Ratchet Minimum Guaranteed Death Benefit for Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Special Funds before the withdrawal.

Transfers from Special to Non-Special Funds will reduce the Annual Ratchet Minimum Guaranteed Death Benefit for Special Funds on a pro-rata basis. The resulting increase in the Annual Ratchet Minimum Guaranteed Death Benefit in the Non-Special Funds will equal the lesser of the reduction in the Annual Ratchet Minimum Guaranteed Death Benefit in the Special Funds and the contract value transferred.

Transfers from Non-Special to Special Funds will reduce the Annual Ratchet Minimum Guaranteed Death Benefit for Non-Special Funds on a pro-rata basis. The resulting increase in the Annual Ratchet Minimum Guaranteed Death Benefit for the Special Funds will equal the reduction in the Annual Ratchet Minimum Guaranteed Death Benefit for the Non-Special Funds.

The floor for the Annual Ratchet Enhanced Death Benefit is determined as described above for the Annual Ratchet Minimum Guaranteed Death Benefit except that all investments will be treated as Non-Special Funds.

The Max 7 Enhanced Death Benefit equals the greater of the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit. Under this death benefit option, the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit are calculated in the same manner as if each were the elected benefit.

Note: In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefits may not be available in all states.

Death Benefit for Excluded Funds

We will be designating certain investment portfolios as "Excluded Funds." Excluded Funds will include certain investment portfolios that, due to their volatility, will be excluded from the death benefit guarantees that might otherwise be provided. We may add new portfolios as Excluded Funds. We may also reclassify an existing portfolio as an Excluded Fund or remove such classification upon 30 days notice to you. Such reclassification will apply only to amounts transferred or otherwise added to such portfolio after the effective date of the reclassification. Investment in Excluded Funds will impact your death benefit.

For the period of time, and to the extent, that you allocate premium or contract value to Excluded Funds, your death benefit attributable to that allocation will equal the contract value of that allocation. Any guarantee of death benefit in excess of contract value otherwise provided with regard to allocations to Non-Excluded Funds, does not apply to allocations to Excluded Funds. The death benefit provided under the Contract may be reduced to the extent that you allocate premium or contract value to Excluded Funds.

Transfers from Excluded Funds to Non-Excluded funds will reduce all death benefit components for Excluded Funds on a pro-rata basis. Except with respect to any maximum guaranteed death benefit, the resulting increase in the Non-Excluded Funds death benefit component will equal the lesser of the reduction in the death benefit for Excluded Funds and the contract value transferred. With respect to the maximum guaranteed death benefit, where applicable, the resulting increase in the Non-Excluded Funds maximum guaranteed death benefit will equal the reduction in the maximum guaranteed death benefit for Excluded Funds.


ES II - 133973


                                       I3

Transfers from Non-Excluded Funds to Excluded Funds will reduce the Non-Excluded Funds death benefit components on a pro-rata basis. The resulting increase in the death benefit components of Excluded Funds will equal the reduction in the Non-Excluded Funds death benefit components.


ES II - 133973


                                       I4

--------------------------------------------------------------------------------
APPENDIX J
--------------------------------------------------------------------------------


                     Death Benefits for May-2002 and Yr-2003
                                 Contract Owners

The purpose of this appendix is to describe the death benefits applicable to contract owners in the May-2002 and Yr-2003 Categories. Other than as specified below, please see the prospectus for a full description of your death benefit options and other Contract features. Capitalized terms have the same meaning as described in the prospectus. If you are unsure of which Category applies to you, please call our Customer Service Center.

The following enhanced death benefit option was available when you purchased your Contract:

The Deferred Ratchet Enhanced Death Benefit equals the greater of:

      1)    the Standard Death Benefit; and

      2) the Deferred Ratchet Minimum Guaranteed Death Benefit ("Deferred Ratchet MGDB") allocated to Covered Funds plus the contract value allocated to Excluded Funds.

            No funds are currently designated as Excluded Funds for purposes of the Deferred Ratchet MGDB.

The Deferred Ratchet MGDB allocated to Covered Funds on the contract date equals the premium allocated to Covered Funds. On each "eligible contract anniversary," as defined below, which occurs on or prior to attainment of age 85, the Deferred Ratchet MGDB in Covered Funds will be set to the greater of:

      o the current contract value in Covered Funds (after deductions occurring as of that date); or

      o the Deferred Ratchet MGDB in Covered Funds from the prior eligible contract anniversary (after deductions occurring on that date), adjusted for new premiums and partial withdrawals attributable to Covered Funds, and transfers.

Eligible contract anniversary means:

      o for issue ages 0-76, the 8th contract anniversary, and each contract anniversary thereafter until the contract owner reaches the attained age of 85;

      o     for issues ages 77 and older, the 8th contract anniversary only.

Other than on eligible contract anniversaries, the Deferred Ratchet MGDB in the Covered Funds is equal to the Deferred Ratchet MGDB in the Covered Funds from the last eligible contract anniversary, adjusted for new premiums and partial withdrawals attributable to Covered Funds, and transfers.

The Deferred Ratchet MGDB allocated to Excluded Funds is equal to the Deferred Ratchet MGDB in the Excluded Funds from the last eligible contract anniversary, adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers. This calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds. On each eligible contract anniversary that occurs on or prior to attainment of age 85, the Deferred Ratchet MGDB in Excluded Funds will be set to the greater of:

      o the current contract value in Excluded Funds (after deductions occurring as of that date); or

      o the Deferred Ratchet MGDB in the Excluded Funds from the prior eligible contract anniversary (after deductions occurring on that date), adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers.

Other than on eligible contract anniversaries, the Deferred Ratchet MGDB in the Excluded Funds is equal to the Deferred Ratchet MGDB in the Excluded Funds from the last eligible contract anniversary, adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers.

Withdrawals reduce the Deferred Ratchet MGDB on a pro-rata basis. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.


ES II - 133973


                                       J1

Transfers among Fund categories do not reduce the overall Deferred Ratchet MGDB, but do affect the amount of the Deferred Ratchet MGDB in a particular Fund category. Net transfers from among the Funds will reduce the Deferred Ratchet MGDB in the Funds on a pro-rata basis.

Change of Contract Owner or Beneficiary

For the Deferred Ratchet Death Benefit, if the new owner is age 76 or under on the date that ownership changes, the minimum guaranteed death benefit will continue, and the annual ratchet will stop upon the new owner attaining age 85. If the new owner is age 77 or older on the date of the ownership change (but less than age 86), and the contract has not reached the 8th anniversary, the deferred ratchet will apply upon the 8th anniversary; if the contract is beyond the 8th anniversary, there will be no further ratchets.

Mortality and Expense Risk Charge

The mortality and expense risk charge for the Deferred Ratchet Enhanced Death Benefit is 1.30% of the assets you have in each subaccount. The mortality and expense risk charge is deducted each business day at the rate of .003585%.


ES II - 133973


                                       J2

--------------------------------------------------------------------------------
APPENDIX K
--------------------------------------------------------------------------------


                    Death Benefits for May-2002, Yr-2003 and
                            May-2003 Contract Owners


The following is a description of the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit for May-2002, Yr-2003 and May-2003 contract owners. Other than as described below, please see the prospectus for a full description of your death benefit options and other Contract features. Capitalized terms have the same meaning as described in the prospectus. Please note that the 7% Solution Enhanced Death Benefit is no longer available.


The 7% Solution Enhanced Death Benefit is the greater of:

      1)    the Standard Death Benefit; and

      2)    the lesser of:

            a) 3 times all premium payments, adjusted for withdrawals (the "cap"); and

            b) the sum of the 7% Solution Minimum Guaranteed Death Benefit ("7% MGDB") allocated to Covered Funds, the 7% MGDB allocated to Special Funds, and the contract value allocated to Excluded Funds.


For Contracts issued on or after May 1, 2003, for purposes of calculating the 7% Solution Enhanced Death Benefit, the following investment options are designated as Special Funds: the ING Liquid Assets Portfolio, the ING Limited Maturity Bond Portfolio, the ING VP Intermediate Bond Portfolio, the ING Core Bond Portfolio, the Fixed Account, the Fixed Interest Division, and the TSA Special Fixed Account. For Contracts issued prior to May 1, 2003, the ING VP Intermediate Bond Portfolio and the ING Core Bond Portfolio are not designated as Special Funds. No investment options are currently designated as Excluded Funds.


The 7% MGDB allocated to Covered Funds equals premiums allocated to Covered Funds, adjusted for withdrawals and transfers, accumulated at 7% until age 80 or the 7% MGDB reaches the cap. There is no accumulation once the cap is reached. Payment of additional premiums may cause the accumulation to resume, but there is no catch-up for any period where accumulation was suspended.

The 7% MGDB allocated to Special Funds equals premiums allocated to Special Funds, adjusted for withdrawals and transfers. There is no accumulation of Minimum Guaranteed Death Benefit allocated to Special Funds.

The 7% MGDB allocated to Excluded Funds is determined in the same way as the 7% MGDB for Covered Funds, but the calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Withdrawals reduce the 7% MGDB on a pro rata basis. The percentage reduction in the 7% MGDB for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The percentage reduction in the cap equals the percentage reduction in total contract value resulting from the withdrawal. The pro rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall 7% MGDB, but do affect the amount of the 7% MGDB in a particular Fund category. Net transfers from among the Funds will reduce the 7% MGDB in the Funds on a pro rata basis.

The Annual Ratchet Enhanced Death Benefit equals the greater of:

      1)    the Standard Death Benefit; and

      2) the Annual Ratchet Minimum Guaranteed Death Benefit ("Annual Ratchet MGDB") allocated to Covered Funds plus the contract value allocated to Excluded Funds.

No funds are currently designated as Excluded Funds for purposes of the Annual Ratchet MGDB.

The Annual Ratchet MGDB allocated to Covered Funds on the contract date equals the premium allocated to Covered Funds. On each contract anniversary that occurs on or prior to attainment of age 90, the Annual Ratchet MGDB in Covered Funds will be set to the greater of:


ES II - 133973


                                       K1

      1) the current contract value in Covered Funds (after deductions occurring as of that date); and

      2) the Annual Ratchet MGDB in Covered Funds from the prior contract anniversary (after deductions occurring on that date), adjusted for new premiums, and partial withdrawals attributable to Covered Funds, and transfers.

Other than on contract anniversaries, the Annual Ratchet MGDB in the Covered Funds is equal to the Annual Ratchet MGDB in the Covered Funds from the last contract anniversary, adjusted for new premiums, and partial withdrawals attributable to Covered Funds, and transfers.

The Annual Ratchet MGDB allocated to Excluded Funds on the contract date equals the premium allocated to Excluded Funds. The calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds. On the contract date, the Annual Ratchet MGDB allocated to Excluded Funds is equal to the premium allocated to Excluded Funds. On each contract anniversary that occurs on or prior to attainment of age 90, the Annual Ratchet MGDB in Excluded Funds will be set to the greater of:

      1) the current contract value in Excluded Funds (after deductions occurring as of that date); or

      2) the Annual Ratchet MGDB in the Excluded Funds from the prior contract anniversary (after deductions occurring on that date), adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers.

Other than on contract anniversaries, the Annual Ratchet MGDB in the Excluded Funds is equal to the Annual Ratchet MGDB in the Excluded Funds from the last contract anniversary, adjusted for new premiums, and partial withdrawals attributable to Excluded Funds, and transfers.

Withdrawals reduce the Annual Ratchet MGDB on a pro rata basis. The pro rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Net transfers from Covered Funds to Special or Excluded Funds will reduce the 7% MGDB in Covered Funds on a pro-rata basis. The increase in the 7% MGDB allocated to Special or Excluded Funds, as applicable, will equal the decrease in the 7% MGDB in Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the Annual Ratchet MGDB in Excluded Funds on a pro-rata basis. The increase in the Annual Ratchet MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the reduction in the Annual Ratchet MGDB in Excluded Funds.

The Max 7 Enhanced Death Benefit equals the greater of the 7% Solution Enhanced Death Benefit or the Annual Ratchet Enhanced Death Benefit described above. Each Enhanced Death Benefit is determined independently of the other at all times.



ES II - 133973


                                       K2

--------------------------------------------------------------------------------
APPENDIX L
--------------------------------------------------------------------------------


      Optional Rider Benefit Charges and Minimum Guaranteed Income Benefit
                          for May-2002 Contract Owners


The following is a description of the optional rider benefits for May-2002 contract owners who elected an optional rider benefit. Other than as specified below, please see the prospectus for a complete description of your optional rider benefits. Capitalized terms have the same meaning as described in the prospectus. Please note that the Minimum Guaranteed Withdrawal Benefit described in this Appendix is no longer available.


Optional Rider Charges

      Minimum Guaranteed Accumulation Benefit (MGAB). The quarterly charge for the MGAB rider is as follows:

      --------------------------------------------------------------------------
      Waiting Period
      --------------------------------------------------------------------------
      10 Year                    0.125% of the MGAB Charge Base (0.50% annually)

      20 Year                    0.125% of the MGAB Charge Base (0.50% annually)
      --------------------------------------------------------------------------

The MGAB Charge Base is the total of (i) the MGAB Base on the rider date and
(ii) premiums during the 2-year period commencing on the rider date, reduced pro-rata for withdrawals and reduced for transfers made within the last 3 years prior to the MGAB Benefit Date. We will deduct charges only during your ten-year or twenty-year waiting period, as applicable. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate and MGAB Charge Base immediately prior to the surrender or annuitization. The MGAB Charge Base is adjusted for transfers between Special and Non-Special Funds or Excluded Funds.

      Minimum Guaranteed Income Benefit (MGIB). The quarterly charge for the MGIB rider is as follows:

      --------------------------------------------------------------------------
      MGIB Rate                 Quarterly Charge
      --------------------------------------------------------------------------
      7%                        0.125% of the MGIB Charge Base (0.50% annually)
      --------------------------------------------------------------------------

The MGIB Charge Base is the total of premiums paid more than 5 years before the earliest MGIB Benefit Date, reduced pro-rata for all withdrawals taken while the MGIB rider is in effect, and accumulated at the MGIB Rate (7%) to the earlier of age 80 and reaching the MGIB Base Maximum. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate and your MGIB Charge Base immediately prior to the surrender or annuitization. The MGIB Charge Base is adjusted for transfers between Special and Non-Special Funds or Excluded Funds.

Minimum Guaranteed Withdrawal Benefit (MGWB). The quarterly charge for the MGWB rider is 0.125% (0.50% annually) of the original MGWB Eligible Payment Amount. The original MGWB Eligible Payment Amount is equal to all premiums paid during the first two contract years following the rider date. When we calculate the MGWB rider charge, we do not reduce the Eligible Payment Amount by the amount of any withdrawals taken while the MGWB rider is in effect. We will deduct charges only during the period before your Contract's Automatic Periodic Benefit Status. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate and your original MGWB Eligible Payment Amount immediately prior to the surrender or annuitization.

Optional Rider Benefits

Please see the prospectus for a description of the Minimum Guaranteed Withdrawal Benefit and Minimum Guaranteed Accumulation Benefit.


Minimum Guaranteed Income Benefit (MGIB) Rider. The MGIB rider is an optional benefit which guarantees a minimum amount of annuity income will be available to you if you annuitize on the MGIB Benefit Date, regardless of fluctuating market conditions. The amount of the Minimum Guaranteed Income Benefit will depend on the amount of premiums you pay during the five contract years after you purchase the rider, the amount of contract value you allocate or transfer to Special Funds or Excluded Funds, the MGIB Rate, the adjustment for Special Fund or Excluded Fund transfers,

ES II - 133973

                                       L1
and any withdrawals you take while the rider is in effect. Thus, investing in Special Funds or Excluded Funds may limit the MGIB benefit. For Contracts issued on or after May 1, 2003, the following investment options are designated as Special Funds: the ING Liquid Assets Portfolio; the ING Limited Maturity Bond Portfolio; the ING VP Intermediate Bond Portfolio; the ING PIMCO Core Bond Portfolio; the Fixed Account; the Fixed Interest Division; and the TSA Special Fixed Account. For Contracts issued before May 1, 2003, the ING VP Intermediate Bond Portfolio and the ING PIMCO Core Bond Portfolio are not designated as Special Funds. For Contracts issued on or after September 2, 2003, the ProFunds VP Rising Rates Opportunity Portfolio is designated as a Special Fund.


For a discussion of the charges we deduct under the MGIB rider, see "Optional Rider Charges."

Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed or the income factors in effect on the date you annuitize. If you purchase the MGIB rider, the amount of income that will be available to you upon annuitization on the MGIB Benefit Date is the greatest of:

      (i) your annuity income based on your contract value adjusted for any Market Value Adjustment (see the ING USA Fixed Account prospectus) on the MGIB Benefit Date applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

      (ii) your annuity income based on your contract value adjusted for any Market Value Adjustment (see the ING USA Fixed Account prospectus) on the MGIB Benefit Date applied to the then current income factors in effect for the annuity option you selected; and

      (iii) the MGIB annuity income based on your MGIB Benefit Base on the MGIB Benefit Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust the MGIB Benefit Base for any premium tax recovery and Market Value Adjustment (see the ING USA Fixed Account prospectus) that would otherwise apply at annuitization.

Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider. Payments under the rider begin on the MGIB Benefit Date. We require a 10-year waiting period before you can annuitize the MGIB rider benefit. The MGIB must be exercised in the 30-day period prior to the end of the waiting period or any subsequent contract anniversary. At your request, the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Benefit Date.

      Determining the MGIB Annuity Income. On the MGIB Benefit Date, we calculate your MGIB annuity income as follows:

      1. We first determine your MGIB Benefit Base. The MGIB Benefit Base is only a calculation used to determine the MGIB. The MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Base or MGIB Base Maximum.

            The MGIB Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of eligible premium (or contract value) and subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. The MGIB Benefit Base equals the lesser of (a) and (b) where:

            a)    is the Maximum MGIB Base; and

            b)    is the sum of:

                  1)    the MGIB Base allocated to Covered Funds;

                  2)    the MGIB Base allocated to Special Funds; and

                  3)    the contract value allocated to Excluded Funds.

            The Maximum MGIB Base is 200% of eligible premiums, adjusted pro-rata for withdrawals. The Maximum MGIB Base is not allocated by Fund category.


ES II - 133973


                                       L2

            The MGIB Base allocated to Covered Funds equals the eligible premiums allocated to Covered Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Base reaching the Maximum MGIB Base, and at 0% thereafter.

            The MGIB Base allocated to Special Funds equals the eligible premiums allocated to Special Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect. There is no accumulation of MGIB Base allocated to Special Funds.

            The MGIB Base allocated to Excluded Funds equals the eligible premiums allocated to Excluded Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Base reaching the Maximum MGIB Base, and at 0% thereafter. The MGIB Base allocated to Excluded Funds is used only for transfer adjustments and rider charges. It is not used to determine benefits.

            Eligible premiums are those added more than 5 years before the earliest MGIB Benefit Date. Premiums paid after that are excluded from the MGIB Base.

            The MGIB Rate is currently 7%. We may, at our discretion, discontinue offering this rate. The MGIB Rate is an annual effective rate.

            Withdrawals reduce the MGIB Base on a pro-rata basis. The percentage reduction in the MGIB Base for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. For example, the value of the MGIB Base in Covered Funds after a withdrawal from one or more Covered Funds equals the value of the MGIB Base in Covered Funds before the withdrawal times the contract value in Covered Funds after the withdrawal divided by the contract value in Covered Funds before the withdrawal.

            Net transfers from Covered Funds will reduce the MGIB Base allocated to Covered Funds on a pro-rata basis. The resulting increase in the MGIB Base allocated to Special or Excluded Funds, as applicable, will equal the reduction in the MGIB Base allocated to Covered Funds.

            Net transfers from Special Funds will reduce the MGIB Base allocated to Special Funds on a pro-rata basis. The resulting increase in the MGIB Base allocated to Covered or Excluded Funds, as applicable, will equal the reduction in the MGIB Base allocated to Special Funds.

            Net transfers from Excluded Funds will reduce the MGIB Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGIB Base allocated to Covered or Special Funds, as applicable, will equal the lesser of the net contract value transferred and the change in the MGIB Base allocated to Excluded Funds.

      2. Then we determine the MGIB annuity income by multiplying your MGIB Benefit Base (adjusted for any Market Value Adjustment and premium taxes) by the applicable income factor, and then dividing by $1,000.

            The MGIB Income Options are available under the MGIB Rider:

      (i) Income for Life (Single Life or Joint with 100% Survivor) and 10-30 Year Certain;

      (ii)  Income for a 20-30 Year Period Certain; or

      (iii) Any other income plan offered by the Company in connection with the MGIB rider on the MGIB Benefit Date.

      On the MGIB Benefit Date, we would apply the MGIB Benefit Base under the Table of Income Factors specified in the MGIB rider for the Income Option you selected. The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract.

      Then we compare the MGIB annuity income under the rider guarantee for the option selected with the annuity income under your Contract for the same option. The greater amount of income will be available to you on the MGIB Benefit Date.

      Purchase. To purchase the MGIB rider, you must be age 79 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date. The MGIB rider must be purchased (i) on the contract date, or (ii) within thirty days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later. There is a ten-year waiting period before you can annuitize under the MGIB rider.


ES II - 133973


                                       L3

      The MGIB Benefit Date. If you purchased the MGIB rider on the contract date or added the MGIB rider within 30 days following the contract date, the MGIB Benefit Date is the contract anniversary on or after the tenth contract anniversary when you decide to exercise your right to annuitize under the MGIB rider. If you added the MGIB rider at any other time, your MGIB Benefit Date is the contract anniversary at least 10 years after the rider date when you decide to exercise your right to annuitize under the MGIB rider.

      No change of annuitant. Once the MGIB rider is purchased, the annuitant may not be changed except for the following exception. If an annuitant who is not a contract owner dies prior to annuitization, a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Base is unaffected and continues to accumulate.

      Notification. On or about 30 days prior to the MGIB Benefit Date, we will provide you with notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise. The actual amount of the MGIB annuity benefit will be determined as of the MGIB Benefit Date.

The MGIB rider does not restrict or limit your right to annuitize the contract at any time permitted under the contract. The MGIB rider does not restrict your right to annuitize the contract using contract values that may be higher than the MGIB annuity benefit.

The benefits associated with the MGIB rider are available only if you annuitize your contract under the rider and in accordance with the provisions set forth above. Annuitizing using the MGIB may result in the more favorable stream of income payments, and different tax consequences, under your contract. Because the MGIB rider is based on conservative actuarial factors, the level of lifetime income that it guarantees may be less than the level that might be provided by the application of your contract value to the contract's applicable annuity factors. You should consider all of your options at the time you begin the income phase of your contract.


ES II - 133973


                                       L4

--------------------------------------------------------------------------------
APPENDIX M
--------------------------------------------------------------------------------

                 Optional Rider Benefit Charges for Yr-2003 and
                           Optional Rider Benefits for
                 May-2002, Yr-2003 and May-2003 Contract Owners


The following is a description of the Minimum Guaranteed Accumulation Benefit and the Minimum Guaranteed Withdrawal Benefit for May-2002 and Yr-2003 contract owners who elected an optional rider benefit. Other than as specified below, please see the prospectus for a complete description of your optional rider benefits. Capitalized terms have the same meaning as described in the prospectus. Please note that the Minimum Guaranteed Withdrawal Benefit described in this Appendix is no longer available.


Minimum Guaranteed Accumulation Benefit rider:*

      -----------------------------------------------------------------------------------------------
      Waiting Period         As an Annual Charge                      As a Quarterly Charge
      -----------------------------------------------------------------------------------------------
      10 Year                0.65% of the MGAB Charge Base            0.1625% of the MGAB Charge Base

      20 Year                0.65% of the MGAB Charge Base            0.1625% of the MGAB Charge Base
      -----------------------------------------------------------------------------------------------

      * The MGAB Charge Base is the total of premiums added during the two-year period commencing on the rider date if you purchase the rider on the contract date, or, your contract value on the rider date plus premiums added during the two-year period commencing on the rider date if you purchased the rider after the contract date, reduced pro-rata for all withdrawals taken while the MGAB rider is in effect, and reduced pro-rata for transfers made during the three year period before the MGAB Date. The MGAB Charge Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of premium (or contract value), subsequent allocation of eligible premium, withdrawals and transfers. Withdrawals and transfers may reduce the applicable MGAB Charge Base by more than the amount withdrawn or transferred.

Minimum Guaranteed Withdrawal Benefit rider:

      --------------------------------------------------------------------------
      As an Annual Charge          As a Quarterly Charge
      --------------------------------------------------------------------------
      0.65% of contract value      0.1625% of the MGWB Eligible Payment Amount**
      --------------------------------------------------------------------------

      ** The MGWB Eligible Payment Amount is (i) the total of premiums paid during the 2-year period commencing on the rider date if you purchase the rider on the contract date; or (ii) your contract value on the rider date plus subsequent premiums applied during the two-year period commencing on the rider date.

Minimum Guaranteed Accumulation Benefit Rider (MGAB). The MGAB rider is an optional benefit which provides you with an MGAB intended to guarantee a minimum contract value at the end of a specified waiting period. Only premiums added to your Contract during the first two-year period after your rider date are included in the MGAB Base. Any additional premium payments added after the second rider anniversary are not included in the MGAB Base. Thus, the MGAB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary

The MGAB is a one-time adjustment to your contract value if your contract value on the MGAB Date is less than the MGAB Base. The MGAB Date is the next business day after the applicable waiting period. We calculate your Minimum Guaranteed Accumulation Benefit on this date. The MGAB rider may offer you protection if your Contract loses value during the MGAB waiting period. For a discussion of the charges we deduct under the MGAB rider, see "Optional Rider Charges."

The MGAB rider offers a ten-year option and a twenty-year option, of which you may purchase only one. The ten-year option has a waiting period of ten years and, other than for allocations to Excluded Funds and certain transfers, guarantees that your contract value at the end of ten years will at least equal your initial premium payment, reduced pro-rata for withdrawals. Transfers made within 3 years prior to the MGAB Date will also reduce the MGAB Base pro-rata. The twenty-year option has a waiting period of twenty years and, other than allocations to Special Funds or Excluded Funds, guarantees that your contract value at the end of twenty years will at least equal two times your initial premium payment, reduced pro-rata for withdrawals and reduced for transfers made within 3 years prior to the MGAB Date. If you add the 20-year option rider after the contract date, any payment of premiums after the rider date, and/or investments in the Special or Excluded Funds, may prevent the MGAB Base from doubling over the waiting period.


ES II - 133973


                                       M1

      Calculating the MGAB.  We calculate your MGAB as follows:

      1) We first determine your MGAB Base. The MGAB Base is only a calculation used to determine the MGAB. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your annuity income, cash surrender value and death benefits.

            The MGAB Base is tracked separately for Covered, Special and Excluded Funds, based on the initial allocation of premium (or contract value), subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. The aggregate MGAB Base is used to determine the MGAB on the MGAB Date. The aggregate MGAB Base equals the sum of:

            a)    the MGAB Base allocated to Covered Funds;

            b)    the MGAB Base allocated to Special Funds; and

            c) the lesser of the contract value allocated to Excluded Funds or MGAB Base allocated to Excluded Funds.


            No investment options are currently designated as Special Funds for the ten-year MGAB. The following investment options are designated as Special Funds for the twenty-year MGAB: the ING Liquid Assets Portfolio; the ING Limited Maturity Bond Portfolio; the ING VP Intermediate Bond Portfolio; the ING PIMCO Core Bond Portfolio; the ProFund VP Rising Rates Opportunity Portfolio; the Fixed Account; the Fixed Interest Division; and the TSA Special Fixed Account.

                  For Contracts issued prior to May 1, 2003, the ING VP Intermediate Bond Portfolio and the ING PIMCO Core Bond Portfolio are not designated as Special Funds.


                  For Contracts issued prior to September 2, 2003, the ProFund VP Rising Rates Opportunity Portfolio is not designated as a Special Fund.

            No investment options are currently designated as Excluded Funds.

            The MGAB Base for both the Covered Funds and the Excluded Funds equals the allocated eligible premiums, adjusted for subsequent withdrawals and transfers, accumulated until the MGAB Date at 0% for the ten-year MGAB and 3.5265% for the twenty-year MGAB.

            The MGAB Base for Special Funds equals the allocated eligible premiums, adjusted for subsequent withdrawals and transfers. There is no accumulation of MGAB Base for Special Funds for either the ten-year or twenty-year MGAB.

            If you purchased the MGAB optional benefit rider after the contract date, your MGAB Base equals your allocated contract value, plus premiums added during the two-year period after your rider date, accumulated at the appropriate MGAB rate described above, and adjusted for withdrawals and transfers.

            We use the MGAB Charge Base to determine the periodic MGAB rider charges. The MGAB Charge Base equals the eligible premiums, adjusted for subsequent withdrawals and transfers, as allocated by fund category. The MGAB Charge Base is tracked separately for Covered, Special and Excluded Funds, and separate rates may apply to each. Currently, the same deduction method and rate apply to all categories.

            Withdrawals reduce the MGAB Base and MGAB Charge Base on a pro-rata basis. The percentage reduction in the MGAB Base and MGAB Charge Base for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal.

            Net Transfers from Covered Funds or Special Funds to Excluded Funds reduce the MGAB Base and MGAB Charge Base allocated to Covered Funds or Special Funds on a pro-rata basis. Any resulting increase in MGAB Base and MGAB Charge Base allocated to Excluded Funds will equal the reduction in the MGAB Base and MGAB Charge Base allocated to Covered Funds or Special Funds. There will be no such increase if the transfer occurs within 3 years of the MGAB Date.


ES II - 133973


                                       M2

            Net Transfers from Excluded Funds to other funds reduce the MGAB Base and MGAB Charge Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in MGAB Base and MGAB Charge Base allocated to other funds will equal the lesser of the contract value transferred and the change in the MGAB Base and MGAB Charge Base allocated to Excluded Funds. There will be no such increase if the transfer occurs within 3 years of the MGAB Date.

            Any transfer within 3 years of the MGAB Date (regardless of the funds involved) reduces the MGAB Base and MGAB Charge Base for Covered, Special or Excluded Funds, as applicable, on a pro-rata basis, based on the percentage of contract value transferred, without any corresponding increase.

      2) We then subtract your contract value on the MGAB Date from your aggregate MGAB Base. The contract value that we subtract includes both the contract value in the subaccounts in which you are invested and the contract value in your Fixed Interest Allocations, if any.

      3) Any positive difference is your MGAB. If there is a MGAB, we will automatically credit it on the MGAB Date to the subaccounts in which you are invested pro-rata based on the proportion of your contract value in the subaccounts on that date, unless you have previously given us other allocation instructions. If you do not have an investment in any subaccount on the MGAB Date, we will allocate the MGAB to the Liquid Assets subaccount on your behalf. After we credit the MGAB, the amount of your annuity income, cash surrender value and death benefits will reflect the crediting of the MGAB to your contract value to the extent the contract value is used to determine such value.

      Purchase. To purchase the MGAB rider, you must be age 80 or younger on the Rider Date if you choose the ten-year option and age 65 or younger on the rider date if you choose the twenty-year option. The waiting period must end at or before your annuity start date. The MGAB rider may be purchased (i) on the contract date, and (ii) within 30 days following the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

      The MGAB Date. If you purchased the MGAB rider on the contract date or added the MGAB rider within 30 days following the contract date, the MGAB Date is your 10th contract anniversary for the ten-year option or 20th contract anniversary for the twenty-year option. If you added the MGAB rider during the 30-day period preceding your first contract anniversary after the date of this prospectus, your MGAB Date will be the first contract anniversary occurring after 10 years (for the ten-year option) or 20 years (for the twenty-year option) after the rider date. The MGAB rider is not available if the MGAB Date would fall beyond the latest annuity start date.

      Cancellation. If you elected the twenty-year option, you have a one-time right to cancel the MGAB rider on your first contract anniversary that is at least 10 years after the rider date. If you purchased the MGAB rider during the 30-day period following the contract date, your one-time right to cancel the rider occurs on the tenth anniversary of your contract date. To cancel, you need to send written notice to our Customer Service Center at least 30 days before such anniversary date. If you terminate the MGAB rider before the MGAB Date, we will not credit you with the MGAB and we will assess the pro-rata portion of the MGAB rider charge for the current quarter.

      Notification. We will report any crediting of the MGAB in your first quarterly statement following the MGAB Date.

Minimum Guaranteed Withdrawal Benefit Rider (MGWB). The MGWB rider is an optional benefit which guarantees that if your contract value is reduced to zero you will receive periodic payments equal to all premium payments paid during the first two contract years (Eligible Payment Amount) adjusted for any prior withdrawals. To maintain this guarantee, withdrawals in any contract year may not exceed 7% of your adjusted Eligible Payment Amount. If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero. For a discussion of the charges we deduct under the MGWB rider, see "Charges and Fees -- Optional Rider Charges." Each payment you receive under the MGWB rider will be taxed as a withdrawal and may be subject to a penalty tax. See "Withdrawals" and "Federal Tax Considerations" for more information. Your original Eligible Payment Amount depends on when you purchase the MGWB rider and equals:

      1) your premium payments received during the first two contract years, if you purchased the MGWB rider on the contract date;

      2) otherwise, your contract value on the rider date, including any premiums received that day, and any subsequent premium payments received during the two-year period commencing on the rider date, if you purchased the MGWB rider after the contract date.


ES II - 133973


                                       M3

      The MGWB Withdrawal Account. The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits.

The MGWB Withdrawal Account is equal to the Eligible Payment Amount, tracked separately for Covered and Excluded Funds, adjusted for any withdrawals and transfers between Covered and Excluded Funds. The MGWB Withdrawal Account equals the sum of (a) the MGWB Withdrawal Account allocated to Covered Funds, and (b) the lesser of (i) the MGWB Withdrawal Account allocated to Excluded Funds and
(ii) the contract value in Excluded Funds. Thus, investing in the Excluded Funds may limit the MGWB Withdrawal Account.

No investment options are currently designated as Excluded Funds for the Minimum Guaranteed Withdrawal Benefit.

Withdrawals of up to 7% per year of the Eligible Payment Amount will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal for Covered Funds and pro rata for Excluded Funds, based on the source of the withdrawal. Any withdrawals greater than the 7% per year of the Eligible Payment Amount will cause a reduction in the MGWB Withdrawal Account of the Covered and Excluded Funds, by the proportion that the withdrawal bears to the contract value in Covered and Excluded Funds, respectively, at the time of the withdrawal. If a single withdrawal involves both Covered and Excluded Funds and exceeds 7%, the withdrawal will be treated as taken first from Covered Funds. Any withdrawals greater than 7% per year of the Eligible Payment Amount will also cause a reduction in the Eligible Payment Amount by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. Once your contract value is zero, any periodic payments paid under the MGWB rider also reduce the MGWB Withdrawal Account. If a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

Net transfers from Covered Funds to Excluded Funds will reduce the MGWB Withdrawal Account allocated to Covered Funds on a pro rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Excluded Funds equals the reduction in the MGWB Withdrawal Account for Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the MGWB Withdrawal Account allocated to Excluded Funds on a pro rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Covered Funds will equal the lesser of the reduction in the MGWB Withdrawal Account for Excluded Funds or the net contract value transferred.

      Guaranteed Withdrawal Status. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See "Withdrawals." However, making any withdrawals in any year greater than 7% per year of the Eligible Payment Amount will reduce the Eligible Payment Amount for future withdrawals and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider will remain in force and you may continue to make withdrawals each year so long as:

      1)    your contract value is greater than zero;

      2)    your MGWB Withdrawal Account is greater than zero;

      3)    you have not reached your latest allowable annuity start date;

      4)    you have not elected to annuitize your Contract; and

      5) you have not died (unless your spouse has elected to continue the Contract), changed the ownership of the Contract or surrendered the Contract.

The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

      Automatic Periodic Benefit Status. Under the MGWB rider, in the event your contract value is reduced to zero, your Contract is given Automatic Periodic Benefit Status, if:

      1)    your MGWB Withdrawal Account is greater than zero;

      2)    you have not reached your latest allowable annuity start date;

      3)    you have not elected to annuitize your Contract; and

      4) you have not died, changed the ownership of the Contract or surrendered the Contract.


ES II - 133973

Once your Contract is given Automatic Periodic Benefit Status, we will pay you the annual MGWB periodic payments, beginning on the next contract anniversary. These payments are equal to the lesser of the remaining MGWB Withdrawal Account or 7% annually of your Eligible Payment Amount, until the earliest of (i) your Contract's latest annuity start date, (ii) the death of the owner; or (iii) your MGWB Withdrawal Account is exhausted. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status, we will not accept any additional premium payments in your Contract and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of (i) payment of all MGWB periodic payments, (ii) payment of the Commuted Value (defined below) or (iii) the owner's death.

On the Contract's latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then-remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury STRIPS as quoted by a national quoting service for period(s) applicable to the remaining payments. Once we pay you the last MGWB periodic payment or the Commuted Value, your Contract and the MGWB rider terminate.

      Death Benefit During Automatic Periodic Benefit Status. The death benefit payable during Automatic Periodic Benefit Status is your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments.

      Purchase. To purchase the MGWB rider, you must be age 80 or younger on the Rider Date. The MGWB rider must be purchased (i) on the contract date, or (ii) within 30 days after the contract date. If the rider is not yet available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.


ES II - 133973


                                       M5

                                   ING [LOGO]

                   ING USA Annuity and Life Insurance Company
ING USA Annuity and Life Insurance Company is a stock company domiciled in Iowa.


ES II - 133793                                                        12/XX/2004

--------------------------------------------------------------------------------
ING USA Annuity and Life Insurance Company
Separate Account B of ING USA Annuity and Life Insurance Company

Deferred Combination Variable and Fixed Annuity Prospectus

                        ING GOLDENSELECT GENERATIONS(R)
--------------------------------------------------------------------------------


                                                              December [ ], 2004


      This prospectus describes ING GoldenSelect Generations, a group and individual deferred combination variable annuity contract (the "Contract") offered by ING USA Annuity and Life Insurance Company ("ING USA," the "Company," "we," "us" or "our") (formerly Golden American Life Insurance Company). The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("non-qualified Contracts").

      The Contract provides a means for you to invest your premium payments in one or more mutual fund investment portfolios. You may also allocate premium payments to our Fixed Account with guaranteed interest periods. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select and any interest credited to your allocations in the Fixed Account. For Contracts sold in some states, not all Fixed Interest Allocations or subaccounts are available. The investment portfolios available under your Contract and the portfolio managers are listed on the next page.

      You have a right to return a Contract within 10 days after you receive it for a refund of the adjusted contract value (which may be more or less than the premium payments you paid), or if required by your state, the original amount of your premium payment. Longer free look periods apply in some states and in certain situations.

      Replacing an existing annuity with the Contract may not be beneficial to you. Your existing annuity may be subject to fees or penalties on surrender, and the Contract may have new charges.

      This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information ("SAI"), dated May 1, 2004, has been filed with the Securities and Exchange Commission ("SEC"). It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800) 366-0066, or access the SEC's website (http://www.sec.gov). The table of contents of the SAI is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

      The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

      An investment in any subaccount through a Trust or Fund is not a bank deposit and is not insured or guaranteed by any bank or by the Federal Deposit Insurance Corporation or any other government agency.


             The investment portfolios are listed on the next page.
--------------------------------------------------------------------------------



Generations - 133975

The investment portfolios available under your Contract are:


ING Investors Trust                                             ING Partners, Inc.
   ING AIM Mid Cap Growth Portfolio (Class S)                     ING JP Morgan Fleming International Portfolio
   ING Alliance Mid Cap Growth Portfolio (Class S)                  (Service Class)
   ING American Funds Growth Portfolio                            ING Salomon Brothers Aggressive Growth Portfolio
   ING American Funds Growth-Income Portfolio                       (Service Class)
   ING American Funds International Portfolio
  ING Capital Guardian Large Cap Value Portfolio                ING Variable Insurance Trust
    (Class S)                                                      ING VP Worldwide Growth Portfolio
  ING Capital Guardian Managed Global Portfolio
    (Class S)                                                   ING Variable Portfolios, Inc.
  ING Capital Guardian Small Cap Portfolio (Class S)              ING VP Index Plus LargeCap Portfolio (Class S)
   ING Developing World Portfolio (Class S)                        ING VP Index Plus MidCap Portfolio (Class S)
  ING Eagle Asset Capital Appreciation Portfolio                   ING VP Index Plus SmallCap Portfolio (Class S)
    (Class S)
   ING Evergreen Health Sciences Portfolio (Class S)            ING Variable Products Trust
   ING Evergreen Omega Portfolio (Class S)                        ING VP Financial Services Portfolio (Class S)
  ING FMRSM Diversified Mid Cap Portfolio (Class S)               ING VP MagnaCap Portfolio (Class S)
  ING Goldman Sachs TollkeeperSM Portfolio                        ING VP MidCap Opportunities Portfolio (Class S)
    (Class S)                                                     ING VP SmallCap Opportunities Portfolio (Class S)
   ING Hard Assets Portfolio (Class S)
  ING International Portfolio (Class S)                         ING VP Intermediate Bond Portfolio (Class S)
   ING Janus Special Equity Portfolio (Class S)
   ING Jennison Equity Opportunities Portfolio (Class S)        AIM Variable Insurance Funds
   ING JPMorgan Small Cap Equity Portfolio (Class S)               AIM V.I. Dent Demographic Trends Fund (Series II)
   ING Julius Baer Foreign Portfolio (Class S)                     AIM V.I. Leisure Fund (Series I)
   ING Legg Mason Value Portfolio (Class S)                        AIM V.I. Utilities Fund (Series I)
  ING LifeStyle Aggressive Growth Portfolio
  ING LifeStyle Growth Portfolio                                Fidelity Variable Insurance Products Portfolio
  ING LifeStyle Moderate Growth Portfolio                         Fidelity VIP Equity-Income Portfolio (Service Class 2)
  ING LifeStyle Moderate Portfolio                                Fidelity VIP Growth Portfolio (Service Class 2)
  ING Liquid Assets Portfolio (Class S)
  ING Marsico Growth Portfolio (Class S)                        Liberty Variable Insurance Trust
   ING Mercury Focus Value Portfolio (Class S)                     Colonial Small Cap Value Fund
   ING Mercury LargeCap Growth Portfolio (Class S)
  ING MFS Mid Cap Growth Portfolio (Class S)                    Pioneer Variable Contracts Trust
  ING MFS Total Return Portfolio (Class S)                         Pioneer Fund VCT Portfolio (Class II)
  ING Oppenheimer Main Street Portfolio (Class S)                  Pioneer Mid Cap Value VCT Portfolio (Class II)
  ING PIMCO Core Bond Portfolio (Class S)
  ING PIMCO High Yield Portfolio (Class S)                      ProFunds VP
  ING Salomon Brothers All Cap Portfolio (Class S)                ProFund VP Bull
  ING Salomon Brothers Investors Portfolio (Class S)              ProFund VP Europe 30
  ING T. Rowe Price Capital Appreciation Portfolio                ProFund VP Rising Rates Opportunity
    (Class S)                                                     ProFund VP Small-Cap
  ING T. Rowe Price Equity Income Portfolio (Class S)
  ING UBS U.S. Balanced Portfolio (Class S)                     Prudential Series Fund, Inc.
  ING Van Kampen Equity Growth Portfolio (Class S)                Jennison Portfolio (Class II)
  ING Van Kampen Global Franchise Portfolio (Class S)             SP William Blair International Growth Portfolio
  ING Van Kampen Growth and Income Portfolio                        (Class II)
    (Class S)
  ING Van Kampen Real Estate Portfolio (Class S)




Generations - 133975

---------------------------------------------------------------------------------------------------------------------------
 TABLE OF CONTENTS
---------------------------------------------------------------------------------------------------------------------------

                                                     Page                                                             Page

Index of Special Terms..............................  ii               Standard Death Benefit........................  39
Fees and Expenses...................................   1               Enhanced Death Benefit Options................  40
Condensed Financial Information.....................   8               Earnings Multiplier Benefit Rider.............  42
  Accumulation Unit.................................   8           Death Benefit During the Income Phase.............  42
  The Net Investment Factor.........................   8           Continuation After Death -- Spouse................  42
  Performance Information...........................   8           Continuation After Death -- Not a Spouse..........  43
  Financial Statements..............................   9           Required Distributions Upon Contract 43
ING USA Annuity and Life Insurance Company..........   9           Owner's Death.....................................  43
ING USA Separate Account B..........................  10         The Annuity Options.................................  44
The Trusts and Funds................................  10         Other Contract Provisions...........................  47
Covered Funds, Special Funds and Excluded                        Other Information...................................  49
  Funds  ...........................................  11         Federal Tax Considerations..........................  50
Charges and Fees....................................  12         Statement of Additional Information
  Charge Deduction Subaccount.......................  12           Table of Contents.................................  61
  Charges Deducted from the Contract Value..........  12         Appendix A
      Surrender Charge..............................  12           Condensed Financial Information...................  A1
      Waiver of Surrender Charge for Extended                    Appendix B
         Medical Care...............................  12           The Investment Portfolios.........................  B1
      Free Withdrawal Amount........................  13         Appendix C
      Surrender Charge for Excess Withdrawals.......  13           Fixed Account II..................................  C1
      Premium Taxes.................................  13         Appendix D
      Administrative Charge.........................  13           Fixed Interest Division...........................  D1
      Transfer Charge...............................  13         Appendix E
  Charges Deducted from the Subaccounts.............  14           Surrender Charge for Excess Withdrawals
      Mortality and Expense Risk Charge.............  14           Example...........................................  E1
      Asset-Based Administrative Charge.............  14         Appendix F
      Earnings Multiplier Benefit Charge............  14           Examples of Withdrawal Adjustment for
      Optional Rider Charges........................  14           7% Solution Death Benefit Elementfor Contract
  Trust and Fund Expenses...........................  15           Owners Other Than May-2002, Yr-2003,
The Annuity Contract................................  16           May-2003 or Yr-2004...............................  F1
  Contract Date and Contract Year ..................  16         Appendix G
  Contract Owner....................................  16           Special Funds and Excluded Funds Examples.........  G1
  Annuity Start Date................................  18         Appendix H
  Annuitant.........................................  18           MGWB Excess Withdrawal Amount Examples............  H1
  Beneficiary.......................................  18         Appendix I
  Purchase and Availability of the Contract.........  19           Death Benefits for Yr-2001 Contract Owners........  I1
  Crediting of Premium Payments.....................  20         Appendix J
  Administrative Procedures.........................  21           Death Benefits for May-2002 and Yr-2003
  Contract Value....................................  21           Contract Owners...................................  J1
  Cash Surrender Value..............................  22         Appendix K
  Addition, Deletion or Substitution of                            Death Benefits for May-2002, Yr-2003 and
      Subaccounts and Other Changes.................  22           May-2003 Contract Owners..........................  K1
  The Fixed Account.................................  23         Appendix L
Optional Riders.....................................  23           Optional Rider Benefit Charges and Minimum
  Rider Date........................................  23           Guaranteed Income Benefit for May-2002
  No Cancellation...................................  23           Contract Owners...................................  L1
  Termination.......................................  23         Appendix M
  Minimum Guaranteed Income Benefit Rider...........  23           Optional Rider Benefit Charges for Yr-2003
  Minimum Guaranteed Withdrawal                                    Contract Owners and Optional Benefit
      Benefit Rider.................................  28           Riders for May-2002 and Yr-2003
  Other Contracts...................................  31           Contract Owners...................................  M1
Withdrawals.........................................  31
Transfers Among Your Investments....................  34
Death Benefit Choices...............................  38
  Death Benefit During the Accumulation Phase.......  38



Generations - 133975

--------------------------------------------------------------------------------
INDEX OF SPECIAL TERMS
--------------------------------------------------------------------------------


The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:


    Special Term                                              Page
    ------------------------------------------------------------------
    Accumulation Unit                                          8
    Annuitant                                                 18
    Annuity Start Date                                        18
    Cash Surrender Value                                      22
    Claim Date                                                38
    Contract Date                                             16
    Contract Owner                                            16
    Contract Value                                            21
    Contract Year                                             16
    Covered Fund                                              11
    Earnings Multiplier Benefit                               42
    Excluded Fund                                             11
    Free Withdrawal Amount                                    13
    Market Value Adjustment                                   C1
    Max 7 Enhanced Death Benefit                              41
    Net Investment Factor                                      8
    Quarterly Ratchet Enhanced Death Benefit                  40
    Restricted Fund                                           11
    Rider Date                                                23
    7% Solution Death Benefit Element                         41
    Special Fund                                              11
    Standard Death Benefit                                    39
    Net Rate of Return                                         8


The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

    Term Used in This Prospectus         Corresponding Term Used in the Contract
    ----------------------------------------------------------------------------
    Accumulation Unit Value              Index of Investment Experience
    Annuity Start Date                   Annuity Commencement Date
    Contract Owner                       Owner or Certificate Owner
    Contract Value                       Accumulation Value
    Transfer Charge                      Excess Allocation Charge
    Fixed Interest Allocation            Fixed Allocation
    Free Look Period                     Right to Examine Period
    Guaranteed Interest Period           Guarantee Period
    Subaccount(s)                        Division(s)
    Net Investment Factor                Experience Factor
    Regular Withdrawals                  Conventional Partial Withdrawals
    Withdrawals                          Partial Withdrawals



Generations - 133975

--------------------------------------------------------------------------------
FEES AND EXPENSES
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses(1)

         Surrender Charge:
           Complete Years Elapsed                 0       1       2       3       4        5       6       7       8+
              Since Premium Payment
           Surrender Charge                       8%      7%      6%      5%      4%       3%      2%      1%      0%

         Transfer Charge(2).....................  $25 per transfer, if you make more than 12 transfers in a contract year

            (1) If you invested in a Fixed Interest Allocation, a Market Value Adjustment may apply to certain transactions. This may increase or decrease your contract value and/or your transfer or surrender amount.

            (2) We currently do not impose this charge, but may do so in the future.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Trust or Fund fees and expenses.

Annual Contract Administrative Charge(3).................  $30

      (We waive this charge if the total of your premium payments is $100,000 or more, or if your contract value at the end of a contract year is $100,000 or more)

            (3) We deduct this charge on each contract anniversary and on surrender.

Separate Account Annual Charges(4)


           ----------------------------------------------------------------------------------------
                                                                       Enhanced Death Benefits
                                                     Standard Death    Quarterly
                                                        Benefit         Ratchet         Max 7
           ----------------------------------------------------------------------------------------
             Mortality & Expense Risk Charge             1.25%          1.50%          1.80%
             Asset-Based Administrative Charge           0.15%          0.15%          0.15%
                 Total                                   1.40%          1.65%          1.95%
           ----------------------------------------------------------------------------------------


            (4) As a percentage of average daily assets in each subaccount. The Separate Account Annual Charges are deducted daily.


Earnings Multiplier Benefit Rider Charge(5)

           ---------------------------------------------------------------------
           As an Annual Charge            As a Quarterly Charge
           ---------------------------------------------------------------------
           0.30% of contract value        0.075% of contract value
           ---------------------------------------------------------------------

            (5) We deduct the rider charge from the subaccounts in which you are invested on each quarterly contract anniversary and pro-rata on termination of the Contract; if the value in the subaccounts is insufficient, the rider charge will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment.



Generations - 133975

Optional Rider Charges(6)

       Minimum Guaranteed Income Benefit rider:

           -----------------------------------------------------------------------------------------------------------
           MGIB Rate               As an Annual Charge                       As a Quarterly Charge
           -----------------------------------------------------------------------------------------------------------
           7%                      0.75% of the MGIB Charge Base(7)          0.1875% of the MGIB Charge Base(7)
           -----------------------------------------------------------------------------------------------------------


       Minimum Guaranteed Withdrawal Benefit rider(8):


           ---------------------------------------------------------------------
           As an Annual Charge              As a Quarterly Charge
           ---------------------------------------------------------------------
           0.35% of contract value          0.0875% of contract value
           ---------------------------------------------------------------------

            (6) We deduct optional rider charges from the subaccounts in which you are invested on each quarterly contract anniversary and pro-rata on termination of the Contract; if the value in the subaccounts is insufficient, the optional rider charges will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment.


            (7) Please see "Charges and Fees - Optional Rider Charges" and "Optional Riders" later in this prospectus.

            (8) If you elect the Step-Up Benefit, we reserve the right to increase the charge for the MGWB to a maximum annual charge of 1.00% of contract value. Please see "Minimum Guarantee Withdrawal Benefit Step-Up Benefit."


Trust or Fund Expenses

The next item shows the minimum and maximum total operating expenses charged by the Trust or Fund that you may pay periodically during the time that you own the Contract. More detail concerning each Trust or Fund's fees and expenses is contained in the prospectus for each Trust or Fund.


     -----------------------------------------------------------------------------------------------------------------
     TOTAL ANNUAL TRUST OR FUND OPERATING EXPENSES(9)                                  MINIMUM           MAXIMUM
     -----------------------------------------------------------------------------------------------------------------
     (expenses that are deducted from Trust or Fund assets, including
     management fees, distribution and/or service (12b-1) fees(10), and other           0.53%             1.91%
     expenses):
     -----------------------------------------------------------------------------------------------------------------



            (9) The minimum and maximum total operating expenses charged by a Trust or a Fund including applicable expense reimbursement or fee waiver arrangements would also be 0.53% to 1.91%. The expense reimbursement or fee arrangement reflected is expected to continue through May 1, 2005.

            (10) The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the Fund or Trust prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above.


The following table shows the annual operating expenses separately for each Trust or Fund.


Fund Expense Table(1)

The column labeled "Total Fund Annual Expenses Without Waivers or Reductions" shows the total annual operating expenses charged by a Trust or Fund, absent expense reimbursement or fee waiver arrangements. The column labeled "Net Fund Annual Expenses After Waivers or Reductions" shows such total annual operating expenses after applicable expense reimbursement or fee waiver arrangements where the Trust or Fund has committed to continue such reimbursement or waiver through May 1, 2005. Expenses shown are actual expenses for the year ended 12/31/03 unless otherwise noted.




Generations - 133975

                                                                                         Total Fund                Net Fund
                                                           Distribution                    Annual                   Annual
                                                              and/or                      Expenses      Total      Expenses
                                               Investment     Service                      Without     Waivers       After
                                                Advisory      (12b-1)                    Waivers or       or      Waivers or
 Fund Name                                        Fees         Fees      Other Expenses  Reductions   Reductions  Reductions
 ------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Dent Demographic Trends Fund            0.77%         0.25%         0.45%          1.47%       0.02%        1.45%
   (Series II) (7)(25)
 AIM V.I. Leisure Fund (Series I)
   (20)(21)(22)                                   0.75%         0.00%         1.09%          1.84%       0.54%        1.30%
 AIM V.I. Utilities Fund (Series I)
   (20)(21)(23)                                   0.60%         0.00%         0.55%          1.15%       0.00%        1.15%
 Colonial Small Cap Value Fund                    0.80%         0.25%         0.41%          1.46%       0.00%        1.46%
 Fidelity(R) VIP Equity-Income Portfolio
   (Service
   Class 2)                                       0.48%         0.25%         0.09%          0.82%       0.00%        0.82%
 Fidelity(R) VIP Growth Portfolio (Service
   Class 2)                                       0.58%         0.25%         0.09%          0.92%       0.00%        0.92%
 ING AIM Mid-Cap Growth Portfolio (Class S)
   (2)(3)(6)                                      0.68%         0.25%         0.01%          0.94%       0.00%        0.94%
 ING Alliance Mid-Cap Growth Portfolio
   (Class S) (2)(3)(6)                            0.78%         0.25%         0.01%          1.04%       0.00%        1.04%
 ING American Funds Growth Portfolio
   (8)(9)(10)(11)                                 0.37%         0.75%         0.05%          1.17%       0.00%        1.17%
 ING American Funds Growth-Income
   Portfolio   (8)(9)(10)(11)                     0.33%         0.75%         0.04%          1.12%       0.00%        1.12%
 ING American Funds International Portfolio
   (8)(9)(10)(11)                                 0.57%         0.75%         0.09%          1.41%       0.00%        1.41%
 ING Capital Guardian Large Cap Value
   Portfolio
   (Class S) (2)(3)(6)                            0.74%         0.25%         0.01%          1.00%       0.00%        1.00%
 ING Capital Guardian Managed Global Portfolio
   (Class S) (2)(3)(6)                            1.00%         0.25%         0.01%          1.26%       0.00%        1.26%
 ING Capital Guardian Small Cap Portfolio
   (Class S) (2)(3)(6)                            0.68%         0.25%         0.01%          0.94%       0.00%        0.94%
 ING Developing World Portfolio (Class S)
   (2)(3)                                         1.25%         0.25%         0.02%          1.52%       0.00%        1.52%
 ING Eagle Asset Capital Appreciation
   Portfolio
   (Class S) (2)(3)                               0.68%         0.25%         0.01%          0.94%       0.00%        0.94%
 ING Evergreen Health Sciences Portfolio
   (Class S) (2)(3)(4)                            0.75%         0.25%         0.01%          1.01%       0.00%        1.01%
 ING Evergreen Omega Portfolio (Class S)
   (2)(3)(4)                                      0.60%         0.25%         0.01%          0.86%       0.00%        0.86%
 ING FMRSM Diversified Mid-Cap Portfolio
   (Class S) (2)(3)                               0.75%         0.25%         0.00%          1.00%       0.00%        1.00%
 ING Goldman Sachs TollkeeperSM Portfolio
   (Class S) (2)(3)                               1.35%         0.25%         0.01%          1.61%       0.00%        1.61%
 ING Hard Assets Portfolio (Class S) (2)(3)       0.68%         0.25%         0.01%          0.94%       0.00%        0.94%
 ING International Portfolio (Class S) (2)(3)     1.00%         0.25%         0.01%          1.26%       0.00%        1.26%
 ING Janus Special Equity Portfolio (Class S)
   (2)(3)(6)                                      0.81%         0.25%         0.01%          1.07%       0.00%        1.07%
 ING Jennison Equity Opportunities Portfolio
   (Class S) (2)(3)(6)                            0.68%         0.25%         0.01%          0.94%       0.00%        0.94%
 ING JPMorgan Fleming International Portfolio
   (Service Class) (20)                           0.80%         0.25%         0.20%          1.25%       0.00%        1.25%
 ING JPMorgan Small Cap Equity Portfolio
   (Class S) (2)(3)(6)                            0.90%         0.25%         0.00%          1.15%       0.00%        1.15%
 ING Julius Baer Foreign Portfolio (Class S)
   (2)(3)                                         1.00%         0.25%         0.00%          1.25%       0.00%        1.25%
 ING Legg Mason Value Portfolio (Class S)
   (2)(3)(6)                                      0.81%         0.25%         0.00%          1.06%       0.00%        1.06%
 ING LifeStyle Aggressive Growth Portfolio
   (4)(12)(13)                                    1.23%         0.00%         0.05%          1.28%       0.05%        1.23%
 ING LifeStyle Growth Portfolio (4)(12)(13)       1.18%         0.00%         0.05%          1.23%       0.05%        1.18%
 ING LifeStyle Moderate Growth Portfolio
   (4)(12)(13)                                    1.13%         0.00%         0.05%          1.18%       0.05%        1.13%
 ING LifeStyle Moderate Portfolio (4)(12)(13)     1.05%         0.00%         0.05%          1.10%       0.05%        1.05%
 ING Liquid Assets Portfolio (Class S) (2)(3)     0.27%         0.25%         0.01%          0.53%       0.00%        0.53%
 ING Marsico Growth Portfolio (Class S)
   (2)(3)(6)                                      0.79%         0.25%         0.00%          1.04%       0.00%        1.04%
 ING Mercury Focus Value Portfolio (Class S)
   (2)(3)                                         0.80%         0.25%         0.00%          1.05%       0.00%        1.05%
 ING Mercury LargeCap Growth
   Portfolio (Class S) (2)(3)                     0.80%         0.25%         0.00%          1.05%       0.00%        1.05%
 ING MFS Mid-Cap Growth Portfolio (Class S)
   (2)(3)(5)(6)                                   0.64%         0.25%         0.01%          0.90%       0.00%        0.90%
 ING MFS Total Return Portfolio (Class S)
   (2)(3)(5)(6)                                   0.64%         0.25%         0.01%          0.90%       0.00%        0.90%
 ING Oppenheimer Main Street Portfolio
   (Class S) (2)(3)(5)(6)                         0.64%         0.25%         0.01%          0.90%       0.00%        0.90%
 ING PIMCO Core Bond Portfolio (Class S)
   (2)(3)                                         0.61%         0.25%         0.01%          0.87%       0.00%        0.87%
 ING PIMCO High Yield Portfolio (Class S)
   (2)(3)(4)                                      0.49%         0.25%         0.01%          0.75%       0.00%        0.75%
 ING Salomon Brothers Aggressive Growth
   Portfolio
   (Service Class) (19)                           0.70%         0.25%         0.13%          1.08%       0.00%        1.08%
 ING Salomon Brothers All Cap Portfolio
   (Class S) (2)(3)(6)                            0.75%         0.25%         0.00%          1.00%       0.00%        1.00%
 ING Salomon Brothers Investors Portfolio
   (Class S) (2)(3)                               0.75%         0.25%         0.00%          1.00%       0.00%        1.00%
 ING T. Rowe Price Capital Appreciation
   Portfolio
   (Class S) (2)(3)(6)                            0.68%         0.25%         0.01%          0.94%       0.00%        0.94%
 ING T. Rowe Price Equity Income Portfolio
   (Class S) (2)(3)(6)                            0.68%         0.25%         0.01%          0.94%       0.00%        0.94%
 ING UBS U.S. Balanced Portfolio (Class S)
   (2)(3)                                         0.75%         0.25%         0.01%          1.01%       0.00%        1.01%



Generations - 133975

                                                                                         Total Fund                Net Fund
                                                           Distribution                    Annual                   Annual
                                                              and/or                      Expenses      Total      Expenses
                                               Investment     Service                      Without     Waivers       After
                                                Advisory      (12b-1)                    Waivers or       or      Waivers or
 Fund Name                                        Fees         Fees      Other Expenses  Reductions   Reductions  Reductions
 ------------------------------------------------------------------------------------------------------------------------------
 ING Van Kampen Equity Growth Portfolio
   (Class S) (2)(3)                               0.65%         0.25%         0.01%          0.92%       0.00%        0.92%
 ING Van Kampen Global Franchise Portfolio
   (Class S) (2)(3)                               1.00%         0.25%         0.00%          1.25%       0.00%        1.25%
 ING Van Kampen Growth and Income Portfolio
   (Class S) (2)(3)(6)                            0.68%         0.25%         0.01%          0.94%       0.00%        0.94%
 ING Van Kampen Real Estate Portfolio
   (Class S) (2)(3)                               0.68%         0.25%         0.00%          0.93%       0.00%        0.93%
 ING VP Intermediate Bond Portfolio (Class S)
   (14)                                           0.40%         0.25%         0.10%          0.75%       0.00%        0.75%
 ING VP Financial Services Portfolio (Class
   S) (15)(16)                                    0.75%         0.25%         0.15%          1.15%       0.00%        1.15%
 ING VP Index Plus LargeCap Portfolio (Class
   S) (14)                                        0.35%         0.25%         0.08%          0.68%       0.00%        0.68%
 ING VP Index Plus MidCap Portfolio (Class S)
   (14)                                           0.40%         0.25%         0.10%          0.75%       0.00%        0.75%
 ING VP Index Plus SmallCap Portfolio (Class
   S) (14)                                        0.40%         0.25%         0.15%          0.80%       0.00%        0.80%
 ING VP MagnaCap Portfolio  (Class S)
   (16)(17)(19)                                   0.75%         0.25%         0.40%          1.40%       0.00%        1.40%
 ING VP MidCap Opportunities Portfolio
   (Class S)(15)(16)(17)                          0.75%         0.25%         0.45%          1.45%       0.35%        1.10%
 ING VP SmallCap Opportunities Portfolio
   (Class S) (15)(16)                             0.75%         0.25%         0.32%          1.32%       0.00%        1.32%
 ING VP Worldwide Growth Portfolio (24)           1.00%         0.25%         0.50%          1.75%       0.00%        1.75%
 Jennison Portfolio (Class II)                    0.60%         0.25%         0.19%          1.04%       0.00%        1.04%
 Pioneer Fund VCT Portfolio (Class II)            0.65%         0.25%         0.10%          1.00%       0.00%        1.00%
 Pioneer Mid Cap Value VCT Portfolio (Class
   II)                                            0.65%         0.25%         0.10%          1.00%       0.00%        1.00%
 ProFund VP Bull                                  0.75%         0.25%         0.87%          1.87%       0.00%        1.87%
 ProFund VP Europe 30                             0.75%         0.25%         0.91%          1.91%       0.00%        1.91%
 ProFund Rising Rates Opportunity                 0.75%         0.25%         0.91%          1.91%       0.00%        1.91%
 ProFund VP Small-Cap                             0.75%         0.25%         0.73%          1.73%       0.00%        1.73%
 SP William Blair International Growth
   Portfolio
   (Class II)                                     0.85%         0.25%         0.44%          1.54%       0.00%        1.54%


Footnotes to the "Fund Expense Table"

(1) The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in this Fund Expense Table and the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. See "Fees - Fund Expenses" for additional information.
(2) The table above shows the estimated operating expenses for Class S Shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any. Distribution and/or Service (12b-1) Fees" includes a Shareholder Service Fee of 0.25%.
(3) Through a "bundled fee" arrangement, Directed Services, Inc. (DSI), the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolio. The Portfolios would bear any extraordinary expenses.
(4)   Because the Portfolio is new, expenses, shown above, are estimated.

(5) DSI has voluntarily agreed to waive a portion of its management fee for certain Portfolios. Including these waivers, the " Net Fund Annual Expenses After Waivers or Reductions" for the year ended December 31, 2003, would have been 0.89% for ING MFS Mid Cap Growth and ING Oppenheimer Main Street Portfolios and 0.90% for ING MFS Total Return Portfolio. This arrangement may be discontinued by DSI at any time.
(6) A portion of the brokerage commissions that the Portfolios pay is used to reduce each Portfolio's expenses. Including these reductions and the MFS voluntary management fee waiver the " Net Fund Annual Expenses After Waivers or Reductions" for the year ended December 31, 2003 would have been 0.86% for ING AIM Mid Cap Growth, 0.99% for ING Alliance Mid Cap Growth, 0.99% for ING Capital Guardian Large Cap Value, 1.25% for ING Capital Guardian Managed Global, 0.93% for ING Capital Guardian Small Cap, 1.04% for ING Janus Special Equity, 0.89% for ING Jennison Equity Opportunities, 1.14% for ING JPMorgan Small Cap Equity, 1.05% for ING Legg Mason Value, 1.02% for ING Marsico Growth, 0.86% for ING MFS Mid Cap Growth, 0.84% for ING Oppenheimer Main Street, 0.89% for ING MFS Total Return, 0.98% for ING Salomon Brothers All Cap, 0.93% for ING T. Rowe Price Capital Appreciation and ING T. Rowe Price Equity Income and 0.90% for ING Van Kampen Growth and Income Portfolios. This arrangement may be discontinued at any time.

(7) The Fund's advisor and/or distributor have contractually agreed to waive advisory fees or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.45% for AIM V.I. Dent Demographic Trends Fund. In determining the advisor's obligation to waive advisory fees and/or



Generations - 133975
      reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 1.45% cap for AIM V.I. Dent Demographic Trends Fund: (i) interest; (ii) taxes;
      (iii) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the Fund's board of trustees; (iv) expenses related to a merger or reorganization, as approved by the Fund's board of trustees; and
      (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. These expense limitation agreements are in effect through December 31, 2005 for AIM V.I. Dent Demographic Trends Fund.
(8) This table reflects the aggregate annual operating expenses of each Portfolio and its corresponding Master Fund.
(9) Pursuant to its investment management agreement with the Trust, ING Investments, LLC may charge an annual advisory fee at asset levels that are the same as the current asset levels of the Master Funds equal to 0.37% for ING American Funds Growth Portfolio, 0.33% for ING American Funds Growth-Income Portfolio and 0.57% for ING American Funds International Portfolio of the average daily net assets if the respective Portfolio does not invest substantially all of its assets in another investment company. If a Portfolio invests substantially all of its assets in another investment company, ING Investments, LLC does not charge an advisory fee. Each Portfolio anticipates investing substantially all of its assets in another investment company.
(10) Shares of each ING American Funds Portfolio are subject to a Rule 12b-1 fee at an annual rate of 0.50% of average daily net assets payable to Directed Services, Inc. (DSI). In addition, Class 2 Shares of each of the ING American Funds Growth Portfolio, the ING American Funds Growth-Income Portfolio and the ING American Funds International Portfolio pay 0.25% of average net assets annually pursuant to a Plan of Distribution or 12b-1 plan. Shareholders of the Class 2 Shares of the Master Funds pay only their proportionate share of 12b-1 plan expenses.
(11) "Other Expenses" are estimated because the Portfolios did not have a full year of operations as of December 31, 2003.
(12) The table reflects the aggregate annual operating expense for these Portfolios. The expenses are derived by using a weighted average of the fees imposed by each of the portfolios underlying the Portfolios and adding to that average fee, an investment advisory fee of 0.14% and other expenses of 0.05% for each Portfolio. Because the annual net operating expenses of each underlying portfolio will vary from year to year, the expenses paid by a Portfolio may vary from year to year. For more information regarding the expenses of the underlying portfolios, please see the Fund's prospectus.
(13) ING Investments, LLC, the investment adviser to each Portfolio, has entered into written expense limitation agreements with each Portfolio under which it will limit expenses of each Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING within three years. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year by ING is shown under the heading "Total Waivers or Reductions." For each Portfolio, the expense limits will continue through at least May 3, 2005. For further information regarding the expense limitation agreements, see the Fund's prospectus.
(14) The table above shows the estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Portfolio's actual operating expenses, annualized, for the Portfolio's most recently completed fiscal year and fee waivers to which the Portfolio's investment adviser has agreed for each Portfolio.

(15) The above table shows the estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets. With the exception of the ING VP Financial Services Portfolio these estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which the Portfolio's investment adviser has agreed for each Portfolio. For the ING VP Financial Services Portfolio, which had not commenced operations prior to December 31, 2003, the Portfolio's fiscal year end, expenses are based on estimated amounts for the current year.
(16) ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets which is included in "Other Expenses" in the above table. For the ING VP Financial Services Portfolio, which had not commenced operations prior to December 31, 2003, the Portfolio's fiscal year end. "Other Expenses" are based on estimated amounts for the current fiscal year. For all other Portfolios estimated "Other Expenses" are based on each Portfolio's actual "Other Expenses" for its most recently completed fiscal year.
(17) ING Investments, LLC, the investment adviser to each Portfolio, has entered into a written expense limitation agreement under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by the adviser within three years. The amount of expenses waived, reimbursed or recouped during the last fiscal year by the adviser for ING VP MidCap Opportunities Portfolio is shown under "Total Waivers or Reductions" in the above table. The expense limits will continue through at least December 31, 2005. For further information regarding the expense limitation agreements, see the Fund's prospectus.
(18) "Other Expenses", "Total Fund Annual Expenses" and "Net Fund Annual Expenses After Waivers or Reductions" in the above table exclude a one-time merger fee of 0.06% incurred in connection with the merger of another investment company into ING VP MagnaCap Portfolio.
(19) "Other Expenses" shown in the above table include a Shareholder Services fee of 0.25%.
(20) The Fund has adopted a new form of administrative services and transfer agency agreements which will be effective May 1, 2004. As a result, "Other Expenses" have been restated to reflect the changes in fees under the new agreements.
(21) The Fund's advisor is entitled to receive reimbursement from the Fund for fees and expenses paid for by the Fund's advisor pursuant to expense limitation commitments between the Fund's advisor and the Fund if such reimbursement does not cause the Fund to exceed its then-current expense limitations and the reimbursement is made within three years after the Fund's advisor incurred the expense.




Generations - 133975

(22) The Fund's advisor has contractually agreed to waive advisory fees or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.30%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 1.30% cap: (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the Fund's board of trustees; (iv) expenses related to a merger or reorganization, as approved by the Fund's board of trustees; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. This expense limitation agreement is in effect through December 31, 2005.
(23) As a result of a reorganization of another fund into the Fund, which occurred on April 30, 2004, the "Total Fund Annual Expenses Without Waivers or Reductions" have been restated to reflect current expenses.
(24) The above table shows the estimated operating expenses of each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which the Portfolio's investment adviser has agreed for each Portfolio. ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets which is included in Other Expenses in the above table. Estimated Other Expenses are based on each Portfolio's actual Other Expenses for its most recently completed fiscal year.
(25) Effective July 1, 2004, the Board of Trustees of AIM Variable Insurance Funds approved an amendment to the master investment advisory agreement. Under the amended master investment advisory agreement, the management fee for the fund has been reduced from 0.85% to 0.77%. Expenses have been restated to reflect this agreement.


Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the above table or in the example below.

Example:

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Trust or Fund fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Trusts or Funds. Specifically, the Example assumes election of the Max 7 Enhanced Death Benefit and election of the earnings multiplier benefit rider with a charge of 0.30%of the contract value annually. The Example reflects the deduction of a mortality and expense risk charge, an asset-based administrative charge, and the annual contract administrative charge as an annual charge of 0.03% of assets. The Example also assumes you elected an optional benefit rider with the highest cost, an assumed charge of 1.14% annually, where the rider base is equal to the initial premium and increases by 7% annually, and the rider charge is assessed each quarter on a base equal to the hypothetical $10,000 premium increasing at 7% per year. The assumed annual rider charge of 1.14% results from the assumption of a 7% annual increase in the rider base but only a 5% earnings increase in the contract value before expenses. Thus, 1.14% represents an annual charge over the 10-year period which is equivalent to a charge of 0.1875% of rider base per quarter over the same period. Note that surrender charges may apply if you choose to annuitize your Contract within the first 5 contract years, and under certain circumstances, within the first 8 contract years.


Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



  ------------------------------------------------------------------------------
   1)   If you surrender your contract at the end of the applicable time period:

              1 year            3 years           5 years           10 years
              $1,332            $2,191            $3,043            $5,243

   2)   If you annuitize at the end of the applicable time period:

              1 year            3 years           5 years           10 years
              $1,332            $2,191            $3,043            $5,243

   3)   If you do not surrender your contract:

              1 year            3 years           5 years           10 years
              $532              $1,591            $2,643            $5,243
  ------------------------------------------------------------------------------




Generations - 133975

Compensation is paid for the sale of the Contracts. For information about this compensation, see "Selling the Contract."

--------------------------------------------------------------------------------
CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

Accumulation Unit

We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account B has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

Tables containing (i) the accumulation unit value history of each subaccount of ING USA Separate Account B offered in this prospectus and (ii) the total investment value history of each such subaccount are presented in "Appendix A -- Condensed Financial Information." The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the Contract.

The Net Investment Factor

The Net Investment Factor is an index number which reflects certain charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated for each subaccount as follows:

      1) We take the net asset value of the subaccount at the end of each business day.

      2) We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.

      3) We divide (2) by the net asset value of the subaccount at the end of the preceding business day.

      4) We then subtract the applicable daily mortality and expense risk charge and the daily asset-based administrative charge from the subaccount.

Calculations for the subaccounts are made on a per share basis.

The Net Rate of Return equals the Net Investment Factor minus one.

Performance Information

From time to time, we may advertise or include in reports to contract owners performance information for the subaccounts of Separate Account B, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Liquid Assets subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1, 5 and 10 year periods, or lesser periods depending on how long Separate Account B has been investing in the portfolio. We may show other total returns for periods of less than one year. We will base total return figures on the actual historic performance of the subaccounts of Separate Account B, assuming an investment at the beginning of the period when the separate account first invested in the portfolios, and withdrawal of the investment at the end of the period, adjusted to reflect the deduction of all applicable portfolio and current contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no



Generations - 133975
withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the surrender charge. In addition, we may present historic performance data for the investment portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account B. This data is designed to show the performance that would have resulted if the Contract had been in existence before the separate account began investing in the portfolios.

Current yield for the Liquid Assets subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate "effective yield" for the Liquid Assets subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The "effective yield" will thus be slightly higher than the "yield" because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period, assuming no surrender. You should be aware that there is no guarantee that the Liquid Assets Subaccount will have a positive or level return.

We may compare performance information for a subaccount to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and
(iii) the Consumer Price Index (measure for inflation) to determine the real rate of return of an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

Financial Statements

The statement of assets and liabilities of Separate Account B as of December 31, 2003, and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended are included in the Statement of Additional Information. The consolidated financial statements and schedules of ING USA Annuity and Life Insurance Company (formerly Golden American Life Insurance Company) as of December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003 are included in the Statement of Additional Information.

--------------------------------------------------------------------------------
ING USA ANNUITY AND LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

ING USA Annuity and Life Insurance Company (formerly Golden American Life Insurance Company) ("ING USA") is an Iowa stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. ING USA is a wholly owned subsidiary of Lion Connecticut Holdings Inc. ("Lion Connecticut"), which in turn is a wholly owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. ING USA is authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. ING USA's consolidated financial statements appear in the Statement of Additional Information.

Lion Connecticut is the holding company for Directed Services, Inc., the investment manager of the ING Investors Trust and the distributor of the Contracts, and other interests. ING also owns ING Investments, LLC and ING Investment Management, LLC, portfolio managers of the ING Investors Trust, and the investment managers of the ING Variable Insurance Trust and ING Variable Products Trust and ING Variable Product Portfolios, respectively. ING also owns Baring International Investment Limited, another portfolio manager of the ING Investors Trust.

Our principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.



Generations - 133975

--------------------------------------------------------------------------------
ING USA SEPARATE ACCOUNT B
--------------------------------------------------------------------------------

ING USA Separate Account B (formerly Golden American Separate Account B) ("Separate Account B") was established as a separate account of the Company on July 14, 1988. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). Separate Account B is a separate investment account used for our variable annuity contracts. We own all the assets in Separate Account B but such assets are kept separate from our other accounts.

Separate Account B is divided into subaccounts. Each subaccount invests exclusively in shares of one investment portfolio of a Trust or Fund. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Separate Account B without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account B. If the assets in Separate Account B exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.

Note: We currently offer other variable annuity contracts that invest in Separate Account B, but are not discussed in this prospectus. Separate Account B may also invest in other investment portfolios which are not available under your Contract. Under certain circumstances, we may make certain changes to the subaccounts. For more information, see "The Annuity Contract -- Addition, Deletion, or Substitution of Subaccounts and Other Changes."

--------------------------------------------------------------------------------
THE TRUSTS AND FUNDS
--------------------------------------------------------------------------------

You will find information about the Trusts and Funds currently available under your Contract in Appendix B -- The Investment Portfolios. A prospectus containing more complete information on each Trust or Fund may be obtained by calling our Customer Service Center at 800-366-0066. You should read the prospectus carefully before investing.

Certain funds are designated as "Master-Feeder" or "LifeStyle Funds". Funds offered in a Master-Feeder structure (such as the American Funds) or fund of funds structure (such as the LifeStyle Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities. See "Trust and Fund Expenses". Also, you should discuss with your registered representative whether the LifeStyle Funds are appropriate for you, particularly if you are a conservative investor.

If, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts or Funds conflict, we, the Boards of Trustees or Directors of the Trusts or Funds, and any other insurance companies participating in the Trusts or Funds will monitor events to identify and resolve any material conflicts that may arise.

--------------------------------------------------------------------------------
RESTRICTED FUNDS
--------------------------------------------------------------------------------

We may, with 30 days notice to you, designate any investment option as a Restricted Fund and limit the amount you may allocate or transfer to a Restricted Fund. We may also change the limitations on existing contracts with respect to new premiums added to investment portfolios and with respect to new transfers to investment portfolios. We may establish any limitations, at our discretion, as a percentage of premium or contract value, or as a specified dollar amount, and change the limitation at any time. Currently, we have not designated any investment option as a Restricted Fund. If we designate an investment option as a Restricted Fund or set applicable limitations, such change will apply only to transactions made after the designation.

We limit your investment in the Restricted Funds on an aggregate basis for all Restricted Funds and for each individual Restricted Fund. Currently, we limit an investment in Restricted Funds to the following limitations: no more than $999,999,999, and no more than 30 percent of contract value. We may change these limits, in our discretion, for new contracts, premiums, transfers or withdrawals.



Generations - 133975

We monitor the aggregate and individual limits on investments in Restricted Funds for each transaction (e.g. premium payments, reallocations, withdrawals, dollar cost averaging). If the contract value in the Restricted Funds has increased beyond the applicable limit due to market growth, we will not require the reallocation or withdrawal of contract value from the Restricted Funds. However, if the contract value in the Restricted Funds exceed the aggregate limit, if you take a withdrawal, it must come from either the Restricted Funds or pro-rata from all investment options in which contract value is allocated, so that the percentage of contract value in the Restricted Funds following the withdrawal is less than or equal to the percentage of contract value in the Restricted Funds prior to the withdrawal.

We will not permit a transfer to the Restricted Funds if it would increase the contract value in the Restricted Fund or in all Restricted Funds to more than the applicable limits set forth above. We will not limit transfers from Restricted Funds. If the multiple reallocations lower the percentage of total contract value in Restricted Funds, we will permit the reallocation even if the percentage of contract value in a Restricted Fund is greater than its limit.

Please see "Withdrawals" and "Transfers Among Your Investments" in this prospectus for more information on the effect of Restricted Funds.

--------------------------------------------------------------------------------
COVERED FUNDS, SPECIAL FUNDS AND EXCLUDED FUNDS
--------------------------------------------------------------------------------

For purposes of determining death benefits and benefits under the optional benefit riders (but not the earnings multiplier benefit rider), we assign the investment options to one of three categories of funds. The categories are:

      1)    Covered Funds;

      2)    Special Funds; and

      3)    Excluded Funds.

Allocations to Covered Funds participate fully in all guaranteed benefits. Allocations to Special Funds could affect the death benefit and/or optional benefit rider guarantee that may otherwise be provided. Allocations to Excluded Funds do not participate in any guaranteed benefits, due to their potential for volatility. No investment options are currently designated as Excluded Funds.

Designation of investment options under these categories may vary by benefit. For example, we may designate an investment option a Special Fund for purposes of calculating a benefit under an optional benefit rider, but not a death benefit, or for calculating one death benefit and not another. We may, with 30 days notice to you, designate any investment option as a Special or Excluded Fund with respect to new premiums added to such investment option and also with respect to new transfers to such investment option. Please see Appendix G for examples.

--------------------------------------------------------------------------------
CHARGES AND FEES
--------------------------------------------------------------------------------

We deduct the Contract charges described below to compensate us for our costs and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administering the Contracts, including compensation and expenses paid in connection with sales of the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. The amount of a Contract charge will not always correspond to the actual costs associated with the charge. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. If there are any profits from fees and charges deducted under the Contract, including the mortality and expense risk charge and rider and benefit charges, we may use such profits to finance the distribution of Contracts.

Charge Deduction Subaccount

You may elect to have all charges against your contract value deducted directly from a single subaccount designated by the Company. Currently we use the Liquid Assets subaccount for this purpose. If you do not elect this option, or if the amount of the charges is greater than the amount in the designated subaccount, we will deduct the charges as discussed below. You may cancel this option at any time by sending satisfactory notice to our Customer Service Center.



Generations - 133975

Charges Deducted from the Contract Value

We deduct the following charges from your contract value:

      Surrender Charge. We will deduct a contingent deferred sales charge (a "surrender charge") if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the 8-year period from the date we receive and accept a premium payment. We base the surrender charge on a percentage of each premium payment withdrawn. The surrender charge is based on the amount requested for withdrawal. The surrender charge is deducted from the contract value remaining after you have received the amount requested for withdrawal. This charge is intended to cover sales expenses that we have incurred. We may reduce or waive the surrender charge in certain situations. We will never charge more than the maximum surrender charges. The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment as follows:

           Complete Years Elapsed                0        1       2        3       4       5        6       7       8+
              Since Premium Payment
           Surrender Charge                      8%       7%      6%      5%       4%      3%      2%       1%      0%

      Waiver of Surrender Charge for Extended Medical Care. We will waive the surrender charge in most states in the following events: (i) you begin receiving qualified extended medical care on or after the first contract anniversary for at least 45 days during a 60-day period and we receive your request for the surrender or withdrawal, together with all required documentation at our Customer Service Center during the term of your care or within 90 days after the last day of your care; or (ii) you are first diagnosed by a qualified medical professional, on or after the first contract anniversary, as having a qualifying terminal illness. We have the right to require an examination by a physician of our choice. If we require such an examination, we will pay for it. You are required to send us satisfactory written proof of illness. See your Contract for more information. The waiver of surrender charge may not be available in all states.

      Free Withdrawal Amount. The Free Withdrawal Amount is the total of (i) your cumulative earnings (which is your contract value less premium payments received and prior withdrawals), and (ii) 10% of premium payments not previously withdrawn received within 8 years prior to the date of the withdrawal.

      Surrender Charge for Excess Withdrawals. We will deduct a surrender charge for excess withdrawals, which may include a withdrawal you make to satisfy required minimum distribution requirements under the Internal Revenue Code (the "Code"). We consider a withdrawal to be an excess withdrawal when the amount you withdraw in any contract year exceeds the Free Withdrawal Amount. When you are receiving systematic withdrawals, any combination of regular withdrawals taken and any systematic withdrawals expected to be received in a contract year will be included in determining the amount of the excess withdrawal. Such a withdrawal will be considered a partial surrender of the Contract and we will impose a surrender charge and any associated premium tax. We will deduct such charges from the contract value in proportion to the contract value in each subaccount or Fixed Interest Allocation from which the excess withdrawal was taken. In instances where the excess withdrawal equals the entire contract value in such subaccounts or Fixed Interest Allocations, we will deduct charges proportionately from all other subaccounts and Fixed Interest Allocations in which you are invested. Any withdrawal from a Fixed Interest Allocation more than 30 days before its maturity date will trigger a Market Value Adjustment. See Appendix C and the Fixed Account II prospectus for more information.

For the purpose of calculating the surrender charge for an excess withdrawal:
(i) we treat premiums as being withdrawn on a first-in, first-out basis; and
(ii) amounts withdrawn which are not considered an excess withdrawal are not considered a withdrawal of any premium payments. We have included an example of how this works in Appendix E. Although we treat premium payments as being withdrawn before earnings for purpose of calculating the surrender charge for excess withdrawals, the federal tax law treats earnings as withdrawn first.

      Premium Taxes. We may charge for state and local premium taxes depending on your state of residence. These taxes can range from 0% to 3.5% of the premium payment. We have the right to change this amount to conform with changes in the law or if you change your state of residence.

We deduct the premium tax from your contract value on the annuity start date. However, some jurisdictions impose a



Generations - 133975
premium tax at the time initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it when you surrender the Contract, when you take an excess withdrawal or on the annuity start date.

      Administrative Charge. We deduct an annual administrative charge on each Contract anniversary. If you surrender your Contract prior to a Contract anniversary, we deduct an administrative charge when we determine the cash surrender value payable to you. The charge is $30 per Contract. We waive this charge if your contract value is $100,000 or more at the end of a contract year or the total of your premium payments is $100,000 or more or under other conditions established by ING USA. We deduct the charge proportionately from all subaccounts in which you are invested. If there is no contract value in those subaccounts, we will deduct the charge from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until the charge has been paid.

      Transfer Charge. We currently do not deduct any charges for transfers made during a contract year. We have the right, however, to assess up to $25 for each transfer after the twelfth transfer in a contract year. The charge will not apply to any transfers due to the election of dollar cost averaging or automatic rebalancing.

Charges Deducted from the Subaccounts

      Mortality and Expense Risk Charge. The amount of the mortality and expense risk charge depends on the death benefit you have elected and on the category of contract owner to which you belong. We deduct the charge each business day based on the assets you have in each subaccount. If there are any profits from the mortality and expense risk charge, we may use such profits to finance the distribution of contracts.


               --------------------------------------------------------------------------------------------
                                                   Quarterly Ratchet                    Max 7
                         Standard                      Enhanced                       Enhanced
                       Death Benefit                 Death Benefit                  Death Benefit
               --------------------------------------------------------------------------------------------
                                  Annual                        Annual                     Annual Charge
                                  Charge                        Charge                      Expressed as
                               Expressed as                   Expressed as                   Daily Rate
                   Annual       Daily Rate       Annual        Daily Rate     Annual
                   Charge                        Charge                       Charge
                   1.25%       0.003446%        1.50%      0.004141%         1.80%      0.004976%

               --------------------------------------------------------------------------------------------



      Asset-Based Administrative Charge. The amount of the asset-based administrative charge, on an annual basis, is equal to 0.15% of the assets you have in each subaccount. We deduct the charge from your assets in each subaccount on each business day at the rate of 0.000411% for each day since the previous business day.


      Earnings Multiplier Benefit Charge. Subject to state availability, you may purchase the earnings multiplier benefit rider for a non-qualified Contract either at issue or on the next contract anniversary following the introduction of the benefit in your state, if later. So long as the rider is in effect, we will deduct a separate quarterly charge for the rider through a pro-rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccounts, we will deduct the charges from your Fixed Interest Allocations starting with the allocation nearest its maturity date. If that is insufficient, we will deduct the charge from the allocation next nearest its maturity date, and so on. We deduct the rider charge on each quarterly contract anniversary in arrears, meaning we deduct the first charge on the first quarterly anniversary following the rider date. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current contract value immediately prior to the surrender or annuitization. The quarterly charge for the earnings multiplier benefit rider is 0.075% (0.30% annually). For a description of the rider, see "Earnings Multiplier Benefit Rider."

      Optional Rider Charges. In addition to the earnings multiplier benefit rider, subject to state availability, you may purchase one of two optional benefit riders that you may elect at issue. So long as the rider is in effect, we will deduct a separate quarterly charge for each optional benefit rider through a pro-rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccount, we will deduct the charges from your Fixed Interest Allocations nearest their maturity date. We deduct each rider charge on each quarterly contract anniversary in arrears, meaning we deduct the first charge on the first quarterly anniversary following the rider date. For a description of the riders and the defined terms used in connection with the riders, see



Generations - 133975

"The Annuity Contract -- Optional Riders."

      Minimum Guaranteed Income Benefit (MGIB). The charge for the MGIB rider is as follows:

    ----------------------------------------------------------------------------
    MGIB Rate    As an Annual Charge             As a Quarterly Charge
    ----------------------------------------------------------------------------
    7%           0.75% of the MGIB Charge Base   0.1875% of the MGIB Charge Base
    ----------------------------------------------------------------------------


The MGIB Charge Base generally depends on the amount of premiums you pay during the first five contract years after you purchase the rider, when you pay the premiums, less a pro-rata deduction for any withdrawal made while the MGIB rider is in effect and accumulated at the MGIB Rate. The MGIB Charge Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of eligible premium (or contract value), subsequent allocation of eligible premium, withdrawals and transfers. Withdrawals and transfers between Covered, Special and Excluded Funds may reduce the applicable MGIB Charge Base by more than the amount withdrawn or transferred. Please see "Optional Riders - Minimum Guaranteed Income Benefit" for a description of the MGIB Charge Base.

      Minimum Guaranteed Withdrawal Benefit (MGWB). The annual charge for the MGWB rider is 0.35% (0.0875% quarterly) of the contract value. The charge is deducted from the contract value in the subaccounts on each quarterly contract anniversary date, in arrears. We will deduct charges during the period starting on the rider date and up to your Contract's Automatic Periodic Benefit Status. Automatic Periodic Benefit Status will occur if your contract is reduced to zero and other conditions are met. Please see "Minimum Guaranteed Withdrawal Benefit
- Automatic Periodic Benefit Status" later in this prospectus. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge immediately prior to the surrender or annuitization.


Please see the appendix that is applicable to you for the optional rider charges under your Contract.

Trust and Fund Expenses

Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. In addition, certain portfolios deduct a service fee, which is used to compensate service providers for administrative and contract holder services provided on behalf of the portfolios, and certain portfolios deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of shares of the applicable portfolio.

In addition to the fees and charges shown in the Fee Table, the Company may, from time to time, receive other compensation from the funds or the funds' affiliates. For example, investment advisers to the funds may make cash payments or provide expense reimbursements to the Company as an incentive for the Company to include the funds among the investment options available under your Contract and to provide certain services to contract owners that relate to the investment options.

In particular, we may receive compensation from the investment advisers, administrators or distributors of the portfolios in connection with administrative, distribution, or other services and cost savings experienced by the investment advisers, administrators or distributors. It is anticipated that such compensation will be based on assets of the particular portfolios attributable to the Contract. Some advisers, administrators or distributors may pay us more than others. During 2003, the Company received compensation from certain funds and funds' affiliates.

Certain funds are designated as "Master-Feeder" or "LifeStyle Funds". Funds offered in a Master-Feeder structure (such as the American Funds) or fund of funds structure (such as the LifeStyle Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities. The Fund Expense Table included in "Fees and Expenses" reflects the aggregate annual operating expenses of each portfolio and its corresponding underlying fund or funds. These funds are identified in the Fund Expense Table. See "Fees and Expenses -- Trust and Fund Expenses."

--------------------------------------------------------------------------------
THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

The Contract described in this prospectus is a deferred combination variable and fixed annuity contract. The Contract



Generations - 133975
provides a means for you to invest in one or more of the available mutual fund portfolios of the Trusts and Funds through Separate Account B. It also provides a means for you to invest in a Fixed Interest Allocation through the Fixed Account. See Appendix C and the Fixed Account II prospectus for more information on the Fixed Account.

Contract Date and Contract Year

The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

Contract Owner

You are the contract owner. You have the rights and options described in the Contract. One or more persons may own the Contract. If there are multiple owners named, the age of the oldest owner will determine the applicable death benefit if such death benefit is available for multiple owners.

The death benefit becomes payable when you die. In the case of a sole contract owner who dies before the annuity start date, we will pay the beneficiary the death benefit then due. The sole contract owner's estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner. In the case of a joint owner of the Contract dying before the annuity start date, we will designate the surviving contract owner as the beneficiary. This will override any previous beneficiary designation.

If the contract owner is a trust and a beneficial owner of the trust has been designated, the beneficial owner will be treated as the contract owner for determining the death benefit. If a beneficial owner is changed or added after the contract date, we will treat this as a change of contract owner for determining the death benefit (likely a taxable event). If no beneficial owner of the trust has been designated, the availability of Enhanced Death Benefits will be based on the age of the annuitant at the time you purchase the Contract.

      Contract Owner Categories. There are five categories of contract owners covered by this prospectus. For ease of reference, they are called Yr-2001, May-2002, Yr-2003, May-2003 and Yr-2004 contract owners. If you are a contract owner, the category of your Contract is indicated on your quarterly statements. If you are unsure which category applies to you, please call our Customer Service Center. The telephone number is (800) 366-0066.

The following is a general description of the categories:


       ----------------------------------------------------------------------------------------------------------------
       Yr-2001:         Contracts purchased on or after January 1, 2001, which offer five death benefit options, including the Annual Ratchet Enhanced Death Benefit to age 90, offer an earnings multiplier benefit option and optional benefit riders and under which the determination of benefits when there are allocations to Special Funds is based on the better of the original Yr-2001 benefit calculation and the Special Funds "floor" (as available in the state of issue at the time of purchase).
       ----------------------------------------------------------------------------------------------------------------
       May-2002:        Contracts purchased on or after May 1, 2002, which offer five death benefit options, including the Annual Ratchet Enhanced Death Benefit to age 90, offer an earnings multiplier benefit option and optional benefit riders, and under which the determination of benefits when there are allocations to Special Funds is the same as the Special Funds "floor," but all withdrawals are pro-rata (as available in the state of issue at the time of purchase).
       ----------------------------------------------------------------------------------------------------------------
       Yr-2003:         Contracts purchased on or after February 4, 2003 which have the same death benefits and living benefits as May-2002 Contracts, but have a different calculation of the Minimum
                        Guaranteed Income Benefit and higher charges for all three living benefit optional riders (as available in the state of issue at the time of purchase).
       ----------------------------------------------------------------------------------------------------------------
       May-2003:        Contracts purchased on or after May 1, 2003 which are the same as Yr-2003, but do not offer the Deferred Ratchet Enhanced Death Benefit.
       ----------------------------------------------------------------------------------------------------------------
       Yr-2004:         Contracts purchased on or after March 15, 2004 which offer the Quarterly Ratchet Death
                        Benefit, do not offer the 7% Solution Death Benefit, do not offer the Minimum Guaranteed
                        Accumulation Benefit and offer a Minimum Guaranteed Withdrawal Benefit with Reset and Step-Up
                        Benefit options (as available in the state of issue at the time of purchase).
       ----------------------------------------------------------------------------------------------------------------




Generations - 133975

A description of benefits and charges for Yr-2001, May- 2002, Yr-2003 and May-2003 contract owners is included in the appendices to this prospectus, to the extent they differ from those described in this prospectus for Yr-2004 contract owners. Please retain this prospectus and the appendix that is applicable to you so you will have it for future reference.

      Joint Owner. For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner and the death benefit will be payable. Joint owners may only select the Standard Death Benefit option. The earnings multiplier benefit rider is not available when there are joint owners.

Any addition or deletion of a joint owner is treated as a change of owner, which may affect the amount of the death benefit. See "Change of Contract Owner or Beneficiary" below. If you have elected an Enhanced Death Benefit, and you add a joint owner after issue, the Enhanced Death Benefit from the date of change will end. If the older joint owner is attained age 85 or under, the Standard Death Benefit will apply. If the older joint owner is attained age 86 or over on the date of the ownership change, the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. If you elected the earnings multiplier benefit rider, it will terminate if you add a joint owner after issue. Note that returning a Contract to single owner status will not restore any Enhanced Death Benefit or the earnings multiplier benefit. Unless otherwise specified, the term "age" when used for joint owners shall mean the age of the oldest owner.

Annuity Start Date

The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

Annuitant

The annuitant is the person designated by you to be the measuring life in determining annuity payments. You are the annuitant unless you name another annuitant in the application. The annuitant's age determines when the income phase must begin and the amount of the annuity payments to be paid. The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date. You may not change the annuitant after the Contract is in effect.

If the contract owner is an individual, and the annuitant dies before the annuity start date and you have named a contingent annuitant, the contingent annuitant becomes the annuitant. If the annuitant dies before the annuity start date and there is no contingent annuitant, the contract owner will become the annuitant. The contract owner may designate a new annuitant within 60 days of the death of the annuitant. If the annuitant was the sole contract owner and there is no beneficiary designation, the annuitant's estate will be the beneficiary.

If the contract owner is not an individual, and the annuitant dies before the annuity start date, we will pay the designated beneficiary the death benefit then due. If a beneficiary has not been designated, or if there is no designated beneficiary living, the contract owner will be the beneficiary.

Regardless of whether a death benefit is payable, if the annuitant dies and any contract owner is not an individual, distribution rules under federal tax law will apply. You should consult your tax adviser for more information if you are not an individual.

Beneficiary

The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

If the beneficiary dies before the annuitant or the contract owner, we pay the death benefit proceeds to the contingent beneficiary, if any. If there is no surviving beneficiary, we pay the death benefit proceeds to the contract owner's estate.



Generations - 133975

One or more persons may be a beneficiary or contingent beneficiary. In the case of more than one beneficiary, we will assume any death benefit proceeds are to be paid in equal shares to the surviving beneficiaries, unless you indicate otherwise in writing.

      Change of Contract Owner or Beneficiary. During the annuitant's lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit, the guaranteed minimum death benefit and/or the death benefit option applied to the contract, the amount of the earnings multiplier benefit, if applicable, and the continuation of any other optional rider that you have elected. The new owner's age, as of the date of the change, will be used as the basis for determining the applicable benefits and charges. The new owner's death will determine when a death benefit is payable.

If you have elected the Standard Death Benefit option, the minimum guaranteed death benefit will continue if the new owner is age 85 or under on the date of the ownership change. For the Enhanced Death Benefit options, if the new owner is age 79 or under on the date that ownership changes, the minimum guaranteed death benefit will continue. If the new owner is age 80 to 85, the Enhanced Death Benefit will end, and the death benefit will become the Standard Death Benefit. For all death benefit options, 1) if the new owner's attained age is 86 or over on the date of the ownership change, or 2) if the new owner is not an individual (other than a trust for the benefit of the owner or annuitant), the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. Please note that once a death benefit has been changed due to a change in owner, a subsequent change to a younger owner will not restore any Enhanced Death Benefits.

If you have elected the earnings multiplier benefit rider, and the new owner is under age 76, the rider will continue. The benefit will be adjusted to reflect the attained age of the new owner as the issue age. We will use the Maximum Base and Benefit Base percentages in effect on the original rider date to calculate the benefit. If the new owner is age 76 or over, the rider will terminate. If you have not elected the earnings multiplier benefit rider, the new owner may not add the rider upon the change of ownership. If you have elected another optional rider, the rider will terminate upon a change of ownership.

A change of owner likely has tax consequences. See "Federal Tax Considerations" in this prospectus. You have the right to change beneficiaries during the annuitant's lifetime unless you have designated an irrevocable beneficiary. If you have designated an irrevocable beneficiary, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract. You may also restrict a beneficiary's right to elect an annuity option or receive a lump sum payment. If so, such rights or options will not be available to the beneficiary.

All requests for changes must be in writing and submitted to our Customer Service Center. The change will be effective as of the day we receive the request. The change will not affect any payment made or action taken by us before recording the change.

Purchase and Availability of the Contract

We will issue a Contract only if both the annuitant and the contract owner are age 75 or younger.

The initial premium payment must be $5,000 or more ($1,500 for qualified Contracts). You may make additional payments of $100 or more ($50 for qualified Contracts) at any time after the free look period before you turn age 85. Under certain circumstances, we may waive the minimum premium payment requirement. We may also change the minimum initial or additional premium requirements for certain group or sponsored arrangements. An initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,000,000 requires our prior approval. The Contract may not be available to all ages through all broker-dealers.

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. You should not buy this Contract: (i) if you are looking for a short-term investment; (ii) if you cannot risk getting back less money than you put in; or (iii) if your assets are in a plan which provides for tax-deferral and you see no other reason to purchase this Contract.

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other features and benefits including death benefits and the ability to receive a lifetime income. You should not purchase a qualified Contract unless you want these other features and benefits, taking into account their cost. See "Fees and Expenses" in this prospectus. If you are considering an Enhanced Death Benefit Option



Generations - 133975
and/or the earnings multiplier benefit rider and your contract will be an IRA, see "Taxation of Qualified Contracts -- Individual Retirement Annuities" and "Tax Consequences of Enhanced Death Benefit" in this prospectus.

We and our affiliates offer other variable products that may offer some of the same investment portfolios. These products have different benefits and charges, and may or may not better match your needs. If you are interested in learning more about these other products, contact our Customer Service Center or your registered representative.

Crediting of Premium Payments

We will process your initial premium within 2 business days after receipt, if the application and all information necessary for processing the Contract are complete. We will process subsequent premium payments within 1 business day if we receive all information necessary. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain your initial premium payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold the premium payment until the application is completed. If you choose to have us hold the premium payment, it will be held in a non-interest bearing account.

We will allocate your initial payment according to the instructions you specified. If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative, we will consider the application incomplete. For initial premium payments designated for a subaccount of Separate Account B, we will credit the payment at the accumulation unit value next determined after we receive your premium payment and the completed application. Once the completed application is received, we will allocate the payment to the subaccounts of Separate Account B specified by you within 2 business days.

We will ask about any missing information related to subsequent payments. We will allocate the subsequent payment(s) pro-rata according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in the pro-rata calculations. If a subaccount is no longer available or requested in error, we will allocate the subsequent payment(s) proportionally among the other subaccount(s) in your current allocation or your allocation instructions. For any subsequent premium payments, we will credit the payment designated for a subaccount of Separate Account B at the accumulation unit value next determined after receipt of your premium payment and instructions.

Once we allocate your premium payment to the subaccounts selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Separate Account B with respect to your Contract. The net investment results of each subaccount vary with its investment performance.

If your premium payment was transmitted by wire order from your broker/dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state availability and the procedures of your broker/dealer.

      1) If either your state or broker/dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within 5 days of the premium payment. If we do not receive the application or form within 5 days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid.

      2) If your state and broker/dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you or your representative, together with a Contract Acknowledgement and Delivery Statement for your execution. Until our Customer Service Center receives the executed Contract Acknowledgement and Delivery Statement, neither you nor the broker/dealer may execute any financial transactions on your Contract unless they are requested in writing by you. We may require additional information before complying with your request (e.g., signature guarantee).

In some states, we may require that an initial premium designated for a subaccount of Separate Account B or the Fixed Account be allocated to a subaccount specially designated by the Company (currently, the Liquid Assets subaccount) during the free look period. After the free look period, we will convert your contract value (your initial premium plus



Generations - 133975
any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount. Initial premiums designated for Fixed Interest Allocations will be allocated to a Fixed Interest Allocation with the guaranteed interest period you have chosen; however, in the future we may allocate the premiums to the specially designated subaccount during the free look period.

We may also refuse to accept certain forms of premium payments or loan repayments, if applicable, (traveler's checks, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $500, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your premium payment and not issuing the contract.

Administrative Procedures

We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the contract value next determined only after you have met all administrative requirements.

Contract Value

We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of (i) the contract value in the Fixed Interest Allocations, and (ii) the contract value in each subaccount in which you are invested.

      Contract Value in Fixed Interest Allocations. The contract value in your Fixed Interest Allocation is the sum of premium payments allocated to the Fixed Interest Allocation under the Contract, plus contract value transferred to the Fixed Interest Allocation, plus credited interest, minus any transfers and withdrawals from the Fixed Interest Allocation (including any Market Value Adjustment applied to such withdrawal), contract fees (including, in some cases, fees for optional benefit riders) and premium taxes.

      Contract Value in the Subaccounts. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount and/or a Fixed Interest Allocation specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium not allocated to a Fixed Interest Allocation may be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Liquid Assets subaccount).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

      1) We take the contract value in the subaccount at the end of the preceding business day.

      2) We multiply (1) by the subaccount's Net Rate of Return since the preceding business day.

      3)    We add (1) and (2).

      4) We add to (3) any additional premium payments, and then add or subtract any transfers to or from that subaccount.

      5) We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees and premium taxes.

Cash Surrender Value

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested and interest credited to Fixed Interest Allocations and any Market Value Adjustment. See the ING USA Fixed Account II prospectus for a description of the calculation of cash surrender value under any Fixed Interest Allocation. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, adjust for any Market Value Adjustment, and then we deduct any surrender



Generations - 133975
charge, any charge for premium taxes, the annual contract administrative fee (unless waived), any optional benefit rider charge, and any other charges incurred but not yet deducted.

      Surrendering to Receive the Cash Surrender Value. You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender is effective on the date we receive your written request and the Contract at our Customer Service Center. After we receive all paperwork required for us to process your surrender, we will determine and pay the cash surrender value at the price next determined. Once paid, all benefits under the Contract will terminate. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the Liquid Assets subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax adviser regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59 1/2 may result in a 10% tax penalty. See "Federal Tax Considerations" for more details.

Addition, Deletion or Substitution of Subaccounts and Other Changes

We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract. We may also withdraw or substitute investment portfolios, subject to the conditions in your Contract and compliance with regulatory requirements.

We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) substitute another portfolio for existing and future investments. If you elected the dollar cost averaging, systematic withdrawals or automatic rebalancing programs, or if you have other outstanding instructions and we substitute or otherwise eliminate a portfolio subject to those instructions, we will execute your instructions using the substituted or proposed replacement portfolio, unless you request otherwise. The substitute or proposed replacement portfolio may have higher fees and charges than any portfolio it replaces. We will provide you with written notice before we make these changes.

We reserve the right to: (i) deregister Separate Account B under the 1940 Act;
(ii) operate Separate Account B as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Separate Account B as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Separate Account B; and (v) combine Separate Account B with other accounts. We will provide you with written notice before we make any of these changes.

The Fixed Account

The Fixed Account is a segregated asset account which contains the assets that support a contract owner's Fixed Interest Allocations. See Appendix C and the Fixed Account II prospectus for more information.

Optional Riders

Subject to state availability, you may elect one of the two optional benefit riders discussed below. You may add only one of these two riders to your Contract. Each rider has a separate charge. Once elected, the riders generally may not be cancelled. You may not remove the rider and charges will be assessed regardless of the performance of your Contract. Please see "Charges and Fees -- Optional Rider Charges" for information on rider charges.

The following describes the optional riders for Contracts in the Yr-2004 category. A description of the calculation of the optional rider benefits for all other contract owners is included in the appendices to this prospectus, to the extent they differ from those described in the prospectus for Yr-2004 contract owners. Please retain this prospectus and the appendix that is applicable to you so you will have it for future reference.

The optional riders may not be available for all investors. You should analyze each rider thoroughly and understand it completely before you select one. The optional riders do not guarantee any return of principal or premium payments and do not guarantee performance of any specific investment portfolio under the contract. You should consult a qualified financial adviser in evaluating the riders.

The optional riders may not be approved in all states. Check with our Customer Service Center for availability in your state. The telephone number is (800) 366-0066.



Generations - 133975

Rider Date. The rider date is the date an optional benefit rider becomes effective. The rider date is also the contract date if you purchase the rider when the Contract is issued.

No Cancellation. Once you purchase a rider, you may not cancel it unless you cancel the Contract during the Contract's free look period, surrender, annuitize or otherwise terminate the Contract. These events automatically cancel any rider. Once the Contract continues beyond the free look period, you may not cancel the rider. The Company may, at its discretion, cancel and/or replace a rider at your request in order to renew or reset a rider.

Termination. The optional riders are "living benefits," which means the guaranteed benefits offered by the riders are intended to be available to you while you are living and while your Contract is in the accumulation phase. The optional riders automatically terminate if you:

      o annuitize, surrender or otherwise terminate your Contract during the accumulation phase; or

      o die during the accumulation phase (first owner to die if there are multiple contract owners, or at death of annuitant if contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract.

The optional riders will also terminate if there is a change in contract ownership (other than a spousal beneficiary continuation on your death). Other circumstances which may cause a particular optional rider to terminate automatically are discussed below with each rider.

Minimum Guaranteed Income Benefit Rider (MGIB). The MGIB rider is an optional benefit which guarantees a minimum amount of annuity income will be available to you if you annuitize on the MGIB Date, regardless of fluctuating market conditions. The amount of the Minimum Guaranteed Income Benefit will depend on the amount of premiums you pay during the five contract years after you purchase the rider, the amount of contract value you allocate or transfer to Special Funds or Excluded Funds, the MGIB Rate, the adjustment for Special Fund or Excluded Fund transfers, and any withdrawals you take while the rider is in effect. Thus, investing in Special Funds or Excluded Funds may limit the MGIB.


The following investment options are designated as Special Funds for purposes of calculating the MGIB: the ING Liquid Assets Portfolio, the ING VP Intermediate Bond Portfolio, the ING PIMCO Core Bond Portfolio; the ProFunds VP Rising Rates Opportunity Portfolio, the Fixed Account, the Fixed Interest Division and the TSA Special Fixed Account.

      For Contracts issued prior to May 1, 2003, the ING VP Intermediate Bond Portfolio and the ING PIMCO Core Bond Portfolio are not designated as Special Funds.


      For Contracts issued prior to September 2, 2003, the ProFunds VP Rising Rates Opportunity Portfolio is not designated as a Special Fund.

No investment options are currently designated as Excluded Funds.

The MGIB Rate is currently 7%. We may, at our discretion, discontinue offering this rate. The MGIB Rate is an annual effective rate.

For a discussion of the charges we deduct under the MGIB rider, see "Charges and Fees -- Optional Rider Charges."

Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed or the income factors in effect on the date you annuitize. If you purchase the MGIB rider, the amount of income that will be available to you upon annuitization on the MGIB Date is the greatest of:

      1) your annuity income based on your contract value adjusted for any Market Value Adjustment (see Appendix C and the Fixed Account II prospectus) on the MGIB Date applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

      2) your annuity income based on your contract value adjusted for any Market Value Adjustment (see Appendix C and the Fixed Account II prospectus) on the MGIB Date applied to the then-current income factors in effect for the annuity option you selected; or

      3) the MGIB annuity income based on your MGIB Base on the MGIB Date applied to the MGIB income



Generations - 133975
            factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust the MGIB Base for any premium tax recovery and Market Value Adjustment (see Appendix C and the Fixed Account II prospectus) that would otherwise apply at annuitization.

The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract.

The MGIB Benefit Base is only a calculation used to determine the MGIB annuity income. The MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Benefit Base or Maximum MGIB Base.

The MGIB Benefit Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of eligible premium (or contract value), and subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date.

Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider. Payments under the rider begin on the MGIB Date. We require a 10-year waiting period before you can annuitize the MGIB rider benefit. The MGIB must be exercised in the 30-day period prior to the end of the waiting period or any subsequent contract anniversary. At your request, the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Date.

      Determining the MGIB Charge Base: The MGIB Charge Base is the greater of the MGIB Rollup Base and the MGIB Ratchet Base.

      (i) The MGIB Rollup Base is equal to the lesser of the Maximum MGIB Base and the sum of (a), (b) and (c) where:

            (a)   is the MGIB Rollup Base for Covered Funds;

            (b)   is the MGIB Rollup Base for Special Funds;

            (c)   is the MGIB Rollup Base for Excluded Funds; and

      (ii)  The MGIB Ratchet Base is equal to the sum of (a) and (b) where:

            (a)   is the MGIB Ratchet Base for Covered and Special Funds; and

            (b)   is the MGIB Ratchet Base for Excluded Funds.

      Determining the MGIB Annuity Income. On the MGIB Date, we calculate your MGIB annuity income as follows:

      1) We first determine your MGIB Benefit Base: The MGIB Benefit Base is equal to the greater of the MGIB Rollup Benefit Base and the MGIB Ratchet Benefit Base.

            (i) The MGIB Rollup Benefit Base is equal to the lesser of the Maximum MGIB Base and the sum of (a), (b) and (c) where:

                  (a) is the MGIB Rollup Base for Covered Funds;

                  (b) is the MGIB Rollup Base for Special Funds;

                  (c) is the contract value allocated to Excluded Funds; and

            (ii)  The MGIB Ratchet Benefit Base is equal to the sum of (a) and
                  (b) where:

                  (a) is the MGIB Ratchet Base for Covered and Special Funds;
                      and

                  (b) is the contract value allocated to Excluded Funds.

            The Maximum MGIB Base is 300% of eligible premiums adjusted pro-rata for withdrawals. The



Generations - 133975

            Maximum MGIB Base is not allocated by Fund category.

            a)    Calculation of MGIB Rollup Benefit Base

                  The MGIB Rollup Base allocated to Covered Funds equals the eligible premiums allocated to Covered Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rollup Rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Benefit Base reaching the Maximum MGIB Base, and at 0% thereafter.

                  The MGIB Rollup Base allocated to Special Funds equals the eligible premiums allocated to Special Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect. There is no accumulation of MGIB Rollup Base allocated to Special Funds.

                  The MGIB Rollup Base allocated to Excluded Funds equals the eligible premiums allocated to Excluded Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Benefit Base reaching the Maximum MGIB Base, and at 0% thereafter. The MGIB Rollup Base allocated to Excluded Funds is used only for transfer adjustments and rider charges. It is not used to determine benefits.

                  Eligible premiums are those added more than 5 years before the earliest MGIB Benefit Date. Premiums paid after that are excluded from the MGIB Rollup Base.

                  The MGIB Rollup Rate is currently 7%. We may, at our discretion, discontinue offering this rate. The MGIB Rollup Rate is an annual effective rate.

                  Withdrawals reduce the MGIB Rollup Base on a pro-rata basis. The percentage reduction in the MGIB Rollup Base for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. For example, the value of the MGIB Rollup Base in Covered Funds after a withdrawal from one or more Covered Funds equals the value of the MGIB Rollup Base in Covered Funds before the withdrawal times the contract value in Covered Funds after the withdrawal divided by the contract value in Covered Funds before the withdrawal.

                  Net transfers from Covered Funds will reduce the MGIB Rollup Base allocated to Covered Funds on a pro-rata basis. The resulting increase in the MGIB Rollup Base allocated to Special or Excluded Funds, as applicable, will equal the reduction in the MGIB Rollup Base allocated to Covered Funds.

                  Net transfers from Special Funds will reduce the MGIB Rollup Base allocated to Special Funds on a pro-rata basis. The resulting increase in the MGIB Rollup Base allocated to Covered or Excluded Funds, as applicable, will equal the reduction in the MGIB Rollup Base allocated to Special Funds.

                  Net transfers from Excluded Funds will reduce the MGIB Rollup Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGIB Rollup Base allocated to Covered or Special Funds, as applicable, will equal the lesser of the net contract value transferred and the change in the MGIB Rollup Base allocated to Excluded Funds.

            b) Calculation of MGIB Ratchet Benefit Base The MGIB Ratchet Base for Covered Funds and Special Funds equals:

                  o on the rider date, eligible premiums, or the contract value, if applicable, allocated to Covered Funds and Special Funds;

                  o on each "quarterly anniversary date" prior to attainment of age 90, the MGIB Ratchet Base for Covered Funds and Special Funds is set equal to the greater of:

                      1) the current contract value allocated to Covered Funds and Special Funds (after any deductions occurring on that date); and

                      2) the MGIB Ratchet Base for Covered Funds and Special Funds from the most recent prior quarterly anniversary date, adjusted for any new eligible premiums and withdrawals



Generations - 133975
                           attributable to Covered Funds or Special Funds, and transfers.

                  o at other times, the MGIB Ratchet Base for Covered Funds and Special Funds is the MGIB Ratchet Base from the prior quarterly anniversary date, adjusted for subsequent eligible premiums and withdrawals attributable to Covered Funds or Special Funds, and transfers.

            The MGIB Ratchet Base for Excluded Funds is calculated the same as for Covered Funds and Special Funds, but for premiums, allocations, withdrawals or transfers attributable to Excluded Funds.

            Effect of Transfers on MGIB Ratchet Base:

            Net transfers from Covered or Special Funds to Excluded Funds will reduce the MGIB Ratchet Base allocated to Covered and Special Funds on a pro-rata basis. The resulting increase in the MGIB Ratchet Base allocated to Excluded Funds will equal the reduction in the MGIB Ratchet Base allocated to Covered and Special Funds.

            Net transfers from Excluded Funds to Covered or Special Funds will reduce the MGIB Ratchet Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGIB Ratchet Base allocated to Covered and Special Funds will equal the lesser of the net contract value transferred and the change in the MGIB Ratchet Base allocated to Excluded Funds.

            A "quarterly anniversary date" is the date three months from the contract date that falls on the same date in the month as the contract date. For example, if the contract date is February 12, the quarterly anniversary date is May 12. If there is no corresponding date in the month, the quarterly anniversary date will be the last date of such month. If the quarterly anniversary date falls on a weekend or holiday, we will use the value as of the subsequent business day.

      2) Then we determine the MGIB annuity income by multiplying your MGIB Benefit Base (adjusted for any Market Value Adjustment, surrender charge and premium taxes) by the income factor, and then divide by $1,000.

MGIB Income Options

The following are the MGIB Income Options available under the MGIB Rider:

      a) Income for Life (Single Life or Joint with 100% Survivor) and 10-20 year certain;

      b)    Income for a 20-30 year period certain;

      c) Any other income plan offered by the Company in conjunction with the MGIB rider on the MGIB Benefit Date.

You may elect to have payments under MGIB Income Options (a) and (b) increase annually at 1%, 2% or 3%.

Once during the life of the Contract, you have the option to elect to apply up to 50% of the MGIB Benefit Base to one of the MGIB Income Options available under the Rider. This option may only be exercised on a contract anniversary at or after the end of the waiting period. The portion of the MGIB Benefit Base so applied will be used to determine the MGIB income, as is otherwise described in the prospectus. The Contract Value will be reduced on a pro-rata basis. Any subsequent exercise of your right to receive payments under the MGIB rider must be for 100% of the remaining value. The amount applied to the partial annuitization will be treated as a withdrawal for purposes of adjusting contract and rider values.

Please note that if you elect partial annuitization, income payments received will be taxed as withdrawals. Please consult your tax adviser before making this election, as the taxation of partial annuitization is uncertain.

      Purchase. To purchase the MGIB rider, you must be age 75 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date. The MGIB rider must be purchased (i) on the contract date, or (ii) within thirty days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later. There is a ten-year waiting period before you can annuitize under the MGIB rider. This could reduce the MGIB.



Generations - 133975

      The MGIB Date. If you purchased the MGIB rider on the contract date or added the MGIB rider within 30 days following the contract date, the MGIB Date is the contract anniversary on or after the tenth contract anniversary when you decide to exercise your right to annuitize under the MGIB rider. If you added the MGIB rider at any other time, your MGIB Date is the contract anniversary at least 10 years after the rider date when you decide to exercise your right to annuitize under the MGIB rider.

      No Change of Annuitant. Once you purchase the MGIB rider, the annuitant may not be changed except for the following exception. If an annuitant who is not a contract owner dies prior to annuitization, a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Base is unaffected and continues to accumulate.

      Notification. On or about 30 days prior to the MGIB Date, we will provide you with notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise it. We will determine the actual amount of the MGIB annuity benefit as of the MGIB Date.

The MGIB rider does not restrict or limit your right to annuitize the Contract at any time permitted under the Contract. The MGIB rider does not restrict your right to annuitize the Contract using contract values that may be higher than the MGIB annuity benefit.

The benefits associated with the MGIB rider are available only if you annuitize your Contract under the rider and in accordance with the provisions set forth above. Annuitizing using the MGIB may result in a more favorable stream of income payments, and different tax consequences, under your Contract. Because the MGIB rider is based on conservative actuarial factors, the level of lifetime income that it guarantees may be less than the level that might be provided by the application of your Contract value to the Contract's applicable annuity factors. You should consider all of your options at the time you begin the income phase of your Contract.

Minimum Guaranteed Withdrawal Benefit Rider (MGWB). The MGWB rider, marketed under the name, ING PrincipalGuard Withdrawal Benefit, is an optional benefit, which guarantees that if your contract value is reduced to zero, you will receive periodic payments. The amount of the periodic payments is based on the amount in the MGWB Withdrawal Account.

The guarantee provides that, subject to the conditions described below, the amount you will receive in periodic payments is equal to your Eligible Payment Amount adjusted for any prior withdrawals. Your Eligible Payment Amount depends on when you purchase the MGWB rider and equals:

      1) if you purchased the MGWB rider on the contract date: your premium payments received during the first two contract years

      2) if you purchased the MGWB rider after the contract date: your contract value on the Rider Date, including any premiums received that day, and any subsequent premium payments received during the two-year period commencing on the Rider Date.

To maintain the guarantee, withdrawals in any contract year may not exceed 7% of your Eligible Payment Amount adjusted, as defined below. If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero.

The MGWB Withdrawal Account is equal to the Eligible Payment Amount adjusted for any withdrawals and transfers between Covered and Excluded Funds. The MGWB Withdrawal Account is tracked separately for Covered and Excluded Funds. The MGWB Withdrawal Account equals the sum of (a) the MGWB Withdrawal Account allocated to Covered Funds, and (b) the lesser of (i) the MGWB Withdrawal Account allocated to Excluded Funds and (ii) the contract value in Excluded Funds. Thus, investing in the Excluded Funds may limit the MGWB Withdrawal Account. No investment options are currently designated as Excluded Funds for the Minimum Guaranteed Withdrawal Benefit.

The Maximum Annual Withdrawal Amount (or "MAW") is equal to 7% of the Eligible Payment Amount. Withdrawals from Covered Funds of up to the MAW will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal. Any withdrawals from Covered Funds greater than the MAW will cause a reduction in the MGWB Withdrawal Account allocated to Covered Funds by the proportion that the excess withdrawal bears to the remaining contract value in Covered Funds after the withdrawal of the MAW. All withdrawals from Excluded Funds will reduce the value of the MGWB Withdrawal Account allocated to Excluded Funds on a pro-rata basis. If a single withdrawal involves both Covered and Excluded Funds and exceeds 7%, the withdrawal will be treated as taken first from Covered Funds.



Generations - 133975

Any withdrawals greater than the MAW will also cause a reduction in the Eligible Payment Amount by the proportion that the excess portion of the withdrawal bears to the contract value remaining after withdrawal of the MAW at the time of the withdrawal. Once your contract value is zero, any periodic payments paid under the MGWB rider also reduce the MGWB Withdrawal Account by the dollar amount of the payments. If a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

Net transfers from Covered Funds to Excluded Funds will reduce the MGWB Withdrawal Account allocated to Covered Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Excluded Funds equals the reduction in the MGWB Withdrawal Account for Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the MGWB Withdrawal Account allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Covered Funds will equal the lesser of the reduction in the MGWB Withdrawal Account for Excluded Funds and the net contract value transferred.

You should not make any withdrawals if you wish to retain the option to elect the Step-Up Benefit (see below).

The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits.

      Guaranteed Withdrawal Status. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See "Withdrawals." However, making any withdrawals in any year greater than the MAW will reduce the Eligible Payment Amount and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider will remain in force and you may continue to make withdrawals each year so long as:

      1)    your contract value is greater than zero;

      2)    your MGWB Withdrawal Account is greater than zero;

      3)    you have not reached your latest allowable annuity start date;

      4)    you have not elected to annuitize your Contract; and

      5) you have not died (unless your spouse has elected to continue the Contract), changed the ownership of the Contract or surrendered the Contract.

The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

      Automatic Periodic Benefit Status. Under the MGWB rider, in the event your contract value is reduced to zero, your Contract is given Automatic Periodic Benefit Status, if:

      1)    your MGWB Withdrawal Account is greater than zero;

      2)    you have not reached your latest allowable annuity start date;

      3)    you have not elected to annuitize your Contract; and

      4) you have not died, changed the ownership of the Contract or surrendered the Contract.

Once your Contract is given Automatic Periodic Benefit Status, we will pay you the annual MGWB periodic payments, beginning on the next contract anniversary until the earliest of (i) your Contract's latest annuity start date, (ii) the death of the owner; or (iii) your MGWB Withdrawal Account is exhausted. These payments are equal to the lesser of the remaining MGWB Withdrawal Account or the MAW. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status, we will not accept any additional premium payments in your Contract, and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of (i) payment of all MGWB periodic payments, (ii) payment of the Commuted Value (defined below) or (iii) the owner's death.

On the Contract's latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you



Generations - 133975
the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then-remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury STRIPS as quoted by a national quoting service for period(s) applicable to the remaining payments. Once we pay you the last MGWB periodic payment or the Commuted Value, your Contract and the MGWB rider terminate.


      Reset Option. Beginning on the fifth contract anniversary following the Rider Date, if the contract value is greater than the MGWB Withdrawal Account, you may choose to reset the MGWB Rider. The effect will be to terminate the existing MGWB Rider and add a new MGWB Rider ("New Rider"). The MGWB Withdrawal Account under the New Rider will equal the contract value on the date the New Rider is effective. The charge for the MGWB under the New Rider and any right to reset again will be based on the terms of the New Rider when it is issued. We reserve the right to limit the reset election to contract anniversaries only. If you elect the Reset Option, the Step-Up Benefit will not be available.


      Step-Up Benefit. If the Rider Date is the same as the Contract Date, beginning on the fifth contract anniversary following the Rider Date, if you have not made any previous withdrawals, you may elect to increase the MGWB Withdrawal Account, the adjusted Eligible Payment Amount and the MAW by a factor of 20%. This option is available whether or not the contract value is greater than the MGWB Withdrawal Account. If you elect the Step-Up Benefit:


      1) we reserve the right to increase the charge for the MGWB Rider up to a maximum annual charge of 1.00% of contract value;

      2) you must wait at least five years from the Step-Up date to elect the Reset Option.


The Step-Up Benefit may be elected only one time under the MGWB Rider. We reserve the right to limit the election of the Step-Up Benefit to contract anniversaries only. Please note that if you have a third party investment advisor who charges a separate advisory fee, and you have chosen to use withdrawals from your contract to pay this fee, these will be treated as any other withdrawals, and the Step-Up Benefit will not be available.

      Death of Owner.


            Before Automatic Periodic Benefit Status. The MGWB rider terminates on the first owner's date of death (death of annuitant, if there is a non-natural owner), but the death benefit is payable. However, if the beneficiary is the owner's spouse, the spouse elects to continue the Contract, and the contract value steps up to the minimum guaranteed death benefit, the MGWB Withdrawal Account and MAW are also reset. The MGWB charge will continue at the existing rate. Reset upon spousal continuation does not affect any then existing Reset Option.


            During Automatic Periodic Benefit Status. The death benefit payable during Automatic Periodic Benefit Status is your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments.

      Purchase. To purchase the MGWB rider, you must be age 80 or younger on the Rider Date. The MGWB rider must be purchased (i) on the contract date, or (ii) within 30 days after the contract date. If the rider is not yet available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

For a discussion of the charges we deduct under the MGWB rider, see "Charges and Fees -- Optional Rider Charges." Each payment you receive under the MGWB rider will be taxed as a withdrawal and may be subject to a penalty tax. See "Withdrawals" and "Federal Tax Considerations" for more information.

Other Contracts

We offer other variable annuity contracts that also invest in the same portfolios of the Trusts. These contracts have different charges that could affect their performance, and may offer different benefits more suitable to your needs. To obtain more information about these other contracts, contact our Customer Service Center or your registered representative.



Generations - 133975

--------------------------------------------------------------------------------
WITHDRAWALS
--------------------------------------------------------------------------------

Except under certain qualified contracts, you may withdraw all or part of your money any time during the accumulation phase and before the death of the contract owner. If you request a withdrawal for more than 90% of the cash surrender value, and the remaining cash surrender value after the withdrawal is less than $2,500, we will treat it as a request to surrender the Contract. If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you will incur a surrender charge. The Free Withdrawal Amount is the total of (i) your cumulative earnings (which is your contract value less premium payments received and prior withdrawals), and (ii) 10% of premium payments not previously withdrawn received within 8 years prior to the date of the withdrawal.

You need to submit to us a written request specifying the Fixed Interest Allocations or subaccounts from which to withdraw amounts, otherwise we will make the withdrawal on a pro-rata basis from all of the subaccounts in which you are invested. If there is not enough contract value in the subaccounts, we will deduct the balance of the withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request. We will apply a Market Value Adjustment to any withdrawal from your Fixed Interest Allocation taken more than 30 days before its maturity date. Definitive guidance on the proper federal tax treatment of the Market Value Adjustment has not been issued. You may want to discuss the potential tax consequences of a Market Value Adjustment with your tax adviser. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The contract value may be more or less than the premium payments made.

If the aggregate percentage cap on allocations to the Restricted Funds has been exceeded, any subsequent withdrawals must be taken so that the percentage of contract value in the Restricted Funds following the withdrawal would not be greater than the percentage of contract value in the Restricted Funds prior to the withdrawal. If a requested withdrawal would cause the percentage cap to be exceeded, the amount of the withdrawal in excess of the cap would be taken pro-rata from all variable subaccounts.

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the Liquid Assets subaccount) prior to processing the withdrawal. This transfer will not affect the withdrawal amount you receive.

Please be aware that the benefit we pay under certain optional benefit riders will be reduced by any withdrawals you take while the optional benefit rider is in effect. See "Optional Riders."

We offer the following three withdrawal options:

Regular Withdrawals

After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100. We will apply a Market Value Adjustment to any regular withdrawal you take from a Fixed Interest Allocation more than 30 days before its maturity date. See Appendix C and the Fixed Account II prospectus for more information on the application of Market Value Adjustment.

Systematic Withdrawals

You may choose to receive automatic systematic withdrawal payments (i) from the contract value in the subaccounts in which you are invested, or (ii) from the interest earned in your Fixed Interest Allocations. You may not elect the systematic withdrawal option if you are taking IRA withdrawals. Systematic withdrawals may be taken monthly, quarterly or annually. If you have contract value allocated to one or more Restricted Funds, and you elect to receive systematic withdrawals from the subaccounts in which you are invested, the systematic withdrawals must be taken pro-rata from all subaccounts in which contract value is invested. If you do not have contract value allocated to a Restricted Fund and choose systematic withdrawals on a non pro-rata basis, we will monitor the withdrawals annually. If you subsequently allocate contract value to one or more Restricted Funds, we will require you to take your systematic withdrawals on a pro-rata basis from all subaccounts in which contract value is invested.

You decide when you would like systematic payments to start as long as it is at least 28 days after your contract date. You also select the date on which the systematic withdrawals will be made, but this date cannot be later than the 28th day of the month. If you have elected to receive systematic withdrawals but have not chosen a date, we will make the withdrawals on the same calendar day of each month as your contract date. If your contract date is after the 28th day



Generations - 133975
of the month, your systematic withdrawal will be made on the 28th day of each month.

Each systematic withdrawal amount must be a minimum of $100. The amount of your systematic withdrawal can either be (i) a fixed dollar amount or (ii) an amount based on a percentage of the premiums not previously withdrawn from the subaccounts in which you are invested. Both forms of systematic withdrawals are subject to the following maximum, which is calculated on each withdrawal date:

               ----------------------------------------------
                                       Maximum Percentage
                                           of Premiums
                Frequency           not Previously Withdrawn
               ----------------------------------------------
                Monthly                       0.833%
                Quarterly                     2.50%
                Annually                     10.00%
               ----------------------------------------------

If your systematic withdrawal is a fixed dollar amount and the amount to be withdrawn would exceed the applicable maximum percentage of your premium payments not previously withdrawn on any withdrawal date, we will automatically reduce the amount withdrawn so that it equals such percentage. Thus, your fixed dollar systematic withdrawals will never exceed the maximum percentage. If you want fixed dollar systematic withdrawals to exceed the maximum percentage and are willing to incur associated surrender charges, consider the Fixed Dollar Systematic Withdrawal Feature discussed below which you may add to your regular fixed dollar systematic withdrawal program.

If your systematic withdrawal is based on a percentage of the premiums not previously withdrawn from the subaccounts in which you are invested, and the amount to be withdrawn based on that percentage would be less than $100, we will automatically increase the amount to $100 as long as it does not exceed the maximum percentage. If the systematic withdrawal would exceed the maximum percentage, we will send the amount, and then automatically cancel your systematic withdrawal option.

We limit systematic withdrawals from Fixed Interest Allocations to interest earnings during the prior month, quarter, or year, depending on the frequency you chose. Systematic withdrawals are not subject to a Market Value Adjustment, unless you have added the Fixed Dollar Systematic Withdrawal Feature discussed below and the payments exceed interest earnings. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. A Fixed Interest Allocation may not participate in both the systematic withdrawal option and the dollar cost averaging program at the same time.

You may change the amount or percentage of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. If you submit a subsequent premium payment after you have applied for systematic withdrawals, we will not adjust future withdrawals under the systematic withdrawal program unless you specifically request that we do so. The systematic withdrawal option may commence in a contract year where a regular withdrawal has been taken but you may not change the amount or percentage of your withdrawals in any contract year during which you have previously taken a regular withdrawal.

Subject to availability, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the beneficiary's lifetime ("stretch"). Stretch payments will be subject to the same limitations as systematic withdrawals, and non-qualified stretch payments will be reported on the same basis as other systematic withdrawals.

      Fixed Dollar Systematic Withdrawal Feature. You may add the Fixed Dollar Systematic Withdrawal Feature to your regular fixed dollar systematic withdrawal program. This feature allows you to receive a systematic withdrawal in a fixed dollar amount regardless of any surrender charges or Market Value Adjustments. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. You choose the amount of the fixed systematic withdrawals, which may total up to an annual maximum of 10% of your premium payments not previously withdrawn as determined on the day we receive your election of this feature. We will not recalculate the maximum limit when you make additional premium payments, unless you instruct us to do so. We will assess a surrender charge on the withdrawal date if the withdrawal exceeds the maximum limit as calculated on the withdrawal date. We will assess a Market Value Adjustment on the withdrawal date if the withdrawal from a Fixed Interest Allocation exceeds your interest earnings on



Generations - 133975
the withdrawal date. We will apply the surrender charge and any Market Value Adjustment directly to your contract value (rather than to the withdrawal) so that the amount of each systematic withdrawal remains fixed.

Flat dollar systematic withdrawals, which are intended to satisfy the requirements of Section 72(q) or 72(t) of the Code, may exceed the maximum. Such withdrawals are subject to surrender charges and Market Value Adjustments when they exceed the applicable maximum percentage.

IRA Withdrawals

If you have a non-Roth IRA Contract and will be at least age 70 1/2 during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service ("IRS") rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. You may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date. If your contract date is after the 28th day of the month, your IRA withdrawal will be made on the 28th day of each month.

You may request us to calculate the amount you are required to withdraw from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have, see the SAI. Or, we will accept your written instructions regarding the calculated amount required to be withdrawn from your Contract each year. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. An IRA withdrawal from a Fixed Interest Allocation in excess of the amount allowed under systematic withdrawals will be subject to a Market Value Adjustment and may be subject to surrender charge.

Consult your tax adviser regarding the tax consequences associated with taking withdrawals. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59 1/2 may result in a 10% penalty tax. See "Federal Tax Considerations" for more details.

--------------------------------------------------------------------------------
TRANSFERS AMONG YOUR INVESTMENTS
--------------------------------------------------------------------------------

Between the end of the free look period and the annuity start date, you may transfer your contract value among the subaccounts in which you are invested and your Fixed Interest Allocations. We currently do not charge you for transfers made during a contract year, but reserve the right to charge for each transfer after the twelfth transfer in a contract year. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgment or in accordance with applicable law. We will apply a Market Value Adjustment to transfers from a Fixed Interest Allocation taken more than 30 days before its maturity date, unless the transfer is made under the dollar cost averaging program. Keep in mind that transfers between Covered Funds, Special Funds and Excluded Funds and other investment portfolios may negatively impact your death benefit or rider benefits.

If you allocate contract value to an investment option that has been designated as a Restricted Fund, your ability to



Generations - 133975
transfer contract value to the Restricted Fund may be limited. A transfer to the Restricted Funds will not be permitted to the extent that it would increase the contract value in the Restricted Fund to more than the applicable limits following the transfer. We do not limit transfers from Restricted Funds. If the result of multiple reallocations is to lower the percentage of total contract value in the Restricted Fund, the reallocation will be permitted even if the percentage of contract value in the Restricted Fund is greater than the limit.

Please be aware that the benefit we pay under an optional benefit rider may be affected by certain transfers you make while the rider is in effect. Transfers, including those involving Special Funds or Excluded Funds, may also affect your optional rider base. See "The Annuity Contract -- Optional Riders."

The minimum amount that you may transfer is $100 or, if less, your entire contract value held in a subaccount or a Fixed Interest Allocation. To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. We will determine transfer values at the end of the business day on which we receive the transfer request at our Customer Service Center. If we receive your transfer request after 4 p.m. eastern time or the close of regular trading of the New York Stock Exchange, we will make the transfer on the next business day.

Separate Account B and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We may require personal identifying information to process a request for transfer made over the telephone, over the internet or other approved electronic means.

Limits Imposed by Underlying Funds. Orders for the purchase of fund shares may be subject to acceptance or rejection by the underlying fund. We reserve the right to reject, without prior notice, any allocation of a premium payment to a subaccount if the subaccount's investment in its corresponding fund is not accepted by the fund for any reason.

Limits on Frequent or Disruptive Transfers. The Contract is not designed to serve as a vehicle for frequent trading. Frequent trading can disrupt management of a fund and raise its expenses through: 1) increased trading and transaction costs; 2) forced and unplanned portfolio turnover; 3) lost opportunity costs; and 4) large asset swings that decrease the fund's ability to provide maximum investment return to all contract owners. This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies and make frequent transfers should not purchase the Contract.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract owners. Such restrictions could include: (1) not accepting transfer instructions from an agent acting on behalf of more than one contract owner; and
(2) not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract owner at a time.

We monitor transfer activity. With regard to frequent transfers, in the event that an individual's or organization's transfer activity:

      1.    exceeds our then-current monitoring standard for frequent trading;

      2. is identified as problematic by an underlying fund even if the activity does not exceed our monitoring standard for frequent trading; or

      3. if we determine in our sole discretion that such transfer activity may not be in the best interests of other contract owners,

we reserve the right to take any necessary action to deter such activity. Such actions may include, but are not limited to, the suspension of trading privileges via facsimile, telephone, email and internet, and the limiting of trading privileges to submission by regular U.S. mail. We will notify you in writing if we take any of these actions.

Our current definition of frequent trading is more than one purchase and sale of the same underlying fund within a 30-day period. We do not count transfers associated with scheduled dollar cost averaging or automatic rebalancing programs, transfers involving funds that affirmatively permit short-term trading in their fund shares, such as the ProFund portfolios, movement between such funds and the Liquid Assets Portfolio, and transfers involving certain de minimis amounts when determining whether trading activity is excessive. We reserve the right to modify our general standard, or the standard as it may



Generations - 133975
apply to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s) and/or state or federal regulatory requirements.

In addition, if, due to the excessive dollar amounts of trades, even though not within our then current definition of frequent trading, an individual's or organization's transfer activity is determined, in our sole discretion, to be disruptive, we may take the same actions as are described above to limit frequent transfers.

The Company does not allow waivers to the above policy. Our excessive trading policy may not be completely successful in preventing market timing or excessive trading activity.

We currently require that orders received via facsimile to effect transactions in subaccounts that invest in ProFund portfolios be received at our Customer Service Center no later than 3 p.m. eastern time.

Dollar Cost Averaging

You may elect to participate in our dollar cost averaging program if you have at least $1,200 of contract value in (i) the Liquid Assets subaccount, or (ii) a Fixed Interest Allocation with either a 6-month or a 1-year guaranteed interest period. These subaccounts or Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccounts selected by you. We also may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively for use with the dollar cost averaging program. The DCA Fixed Interest Allocations require a minimum premium payment of $1,200 directed into a DCA Fixed Interest Allocation. A Fixed Interest Allocation or DCA Fixed Interest Allocation may not participate in the dollar cost averaging program and in systematic withdrawals at the same time.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

Unless you have a DCA Fixed Interest Allocation, you elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. If your source account is the Liquid Assets subaccount or a 1-year Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 12. If your source account is a 6-month Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by
6. You may change the transfer amount once each contract year. If you have a DCA Fixed Interest Allocation, there is no minimum or maximum transfer amount. We will transfer all your money allocated to that source account into the subaccount(s) in equal payments over the selected 6-month or 1-year period. The last payment will include earnings accrued over the course of the selected period. If you make an additional premium payment into a Fixed Interest Allocation subject to dollar cost averaging, the amount of your transfers under the dollar cost averaging program remains the same, unless you instruct us to increase the transfer amount.

Transfers from a Fixed Interest Allocation or a DCA Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment. However, if you terminate the dollar cost averaging program for a DCA Fixed Interest Allocation and there is money remaining in the DCA Fixed Interest Allocation, we will transfer the remaining money to the Liquid Assets subaccount. Such transfer will trigger a Market Value Adjustment if the transfer is made more than 30 days before the maturity date of the DCA Fixed Interest Allocation.

If you do not specify to which subaccounts you want to transfer the dollar amount of the source account, we will transfer the money to the subaccounts in which you are invested on a proportional basis. The transfer date is the same day each month as your contract date. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date.

You are permitted to transfer contract value to a Restricted Fund, subject to the limitations described above in this section and in "Appendix B -- The Investment Portfolios." Compliance with the individual and aggregate Restricted Fund limits will be reviewed when the dollar cost averaging program is established. Transfers under the dollar cost averaging program must be within those limits. We will not review again your dollar cost averaging election for



Generations - 133975
compliance with the individual and aggregate limits for investment in the Restricted Funds except in the case of the transactions described below.

      o Amount added to source account: If you add amounts to the source account which would increase the amount to be transferred under the dollar cost averaging program, we will review the amounts to be transferred to ensure that the individual and aggregate limits are not being exceeded. If such limits would be exceeded, we will require that the dollar cost averaging transfer amounts be changed to ensure that the transfers are within the limits based on the then-current allocation of contract value to the Restricted Fund(s) and the then-current value of the amount designated to be transferred to that Restricted Fund(s).

      o Additional premium paid: Up to the individual Restricted Fund percentage limit may be allocated to a Restricted Fund. If you request more than the individual limit be allocated to a Restricted Fund, we will look at the aggregate limit, subtract the current allocation to Restricted Funds, and subtract the current value of amounts to be transferred under the dollar cost averaging program to Restricted Funds. The excess, if any, is the maximum that may be allocated pro-rata to the Restricted Funds.

      o Reallocation request is made while the dollar cost averaging program is active: If the reallocation would increase the amount allocated to Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to Restricted Funds and less the current value of any remaining amounts to be transferred under the dollar cost averaging program to the Restricted Funds.

We may offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program, stop offering DCA Fixed Interest Allocations or otherwise modify, suspend or terminate this program. Such change will not affect any dollar cost averaging programs in operation at the time.

Automatic Rebalancing

If you have at least $10,000 of contract value invested in the subaccounts of Separate Account B, you may elect to have your investments in the subaccounts automatically rebalanced. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period. Transfers made pursuant to automatic rebalancing do not count toward the 12-transfer limit on free transfers.

You are permitted to reallocate between Restricted and non-Restricted Funds, subject to the limitations described above, in this section and in Appendix B -- The Investment Portfolios. If the reallocation would increase the amount allocated to the Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to all Restricted Funds.

We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated to the Fixed Account. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro-rata.

To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro-rata basis. Additional premium payments and partial withdrawals made on a pro-rata basis will not cause the automatic rebalancing program to terminate.

--------------------------------------------------------------------------------
DEATH BENEFIT CHOICES
--------------------------------------------------------------------------------

Death Benefit During the Accumulation Phase

During the accumulation phase, a death benefit (and earnings multiplier benefit, if elected) is payable when either the contract owner or the first of joint owners or the annuitant (when a contract owner is not an individual) dies. Assuming you are the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. We calculate the death benefit value as of the close of the



Generations - 133975
business day on which we receive written notice and due proof of death, as well as any required paperwork, at our Customer Service Center ("claim date"). If your beneficiary wants to receive the death benefit on a date later than this, it may affect the amount of the benefit payable in the future. The proceeds may be received in a single sum, applied to any of the annuity options, or, if available, paid over the beneficiary's lifetime. (See "Systematic Withdrawals" above). A beneficiary's right to elect an annuity option or receive a lump-sum payment may have been restricted by the contract owner. If so, such rights or options will not be available to the beneficiary.

If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. Unless you elect otherwise, the distribution will be made into an interest bearing account, backed by our general account that is accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time without penalty. We will generally distribute death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. For information on required distributions under federal income tax laws, you should see "Required Distributions upon Contract Owner's Death." Interest earned on this account may be less than interest paid on other settlement options.

The following describes the death benefit options for contract owners in the Yr-2004 category. For a description of the death benefits applicable under your Contract if you are in a different category, please see the applicable appendix. Please retain this prospectus and the appendix that is applicable to you so you will have it for future reference. If you are unsure of which category applies to you, please call our Customer Service Center.

You may choose one of the following Death Benefits: (i) the Standard Death Benefit, (ii) the Quarterly Ratchet Enhanced Death Benefit or (iii) the Max 7 Enhanced Death Benefit. The Quarterly Ratchet Enhanced Death Benefit and the Max 7 Enhanced Death Benefit are available only if the contract owner or the annuitant (if the contract owner is not an individual) is not more than 79 years old at the time of purchase. The Enhanced Death Benefits are available only at the time you purchase your Contract. The Enhanced Death Benefits are not available where a Contract is owned by joint owners. If you do not choose a death benefit, your death benefit will be the Standard Death Benefit.

Once you choose a death benefit, you cannot change it. We may stop or suspend offering any of the Enhanced Death Benefit options to new Contracts. A change in ownership of the Contract may affect the amount of the death benefit and the Enhanced Death Benefit. The MGWB rider may also affect the death benefit.

The death benefit may be subject to certain mandatory distribution rules required by federal tax law.

We use the Base Death Benefit to help determine the minimum death benefit payable under each of the death benefit options described below. You do not elect the Base Death Benefit. The Base Death Benefit is equal to the greater of:

      1)    the contract value; or

      2)    the cash surrender value.

The Standard Death Benefit equals the greater of:

      1)    the Base Death Benefit; and

      2) the Standard Minimum Guaranteed Death Benefit ("Standard MGDB") for amounts allocated to Covered Funds plus the contract value allocated to Excluded Funds.

The Standard MGDB allocated to Covered Funds equals premiums allocated to Covered Funds less pro-rata adjustments for any withdrawals and transfers.

The Standard MGDB allocated to Excluded Funds equals premiums allocated to Excluded Funds less pro-rata adjustments for any withdrawals and transfers. This calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Withdrawals reduce the Standard MGDB on a pro-rata basis. The percentage reduction in the Standard MGDB for each Fund category (i.e. Covered or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall Standard MGDB.

      o Net transfers from Covered Funds to Excluded Funds will reduce the Standard MGDB in the Covered


Generations - 133975

            Funds on a pro-rata basis. The increase in the Standard MGDB allocated to Excluded Funds will equal the decrease in the Standard MGDB in Covered Funds.

      o Net transfers from Excluded Funds to Covered Funds will reduce the Standard MGDB in Excluded Funds on a pro-rata basis. The increase in the Standard MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the decrease in the Standard MGDB in Excluded Funds.

Enhanced Death Benefit Options. Under the Enhanced Death Benefit options, if you die before the annuity start date, your beneficiary will receive the greater of the Standard Death Benefit or the Enhanced Death Benefit option elected. We may, with 30 days notice to you, designate any investment portfolio as a Special Fund or Excluded Fund on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. Selecting a Special Fund or Excluded Fund may limit or reduce the Enhanced Death Benefit.

For the period during which a portion of the contract value is allocated to a Special Fund or Excluded Fund, we may, at our discretion, reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during that period.

The Quarterly Ratchet Enhanced Death Benefit equals the greater of:

      1)    the Standard Death Benefit; and

      2) the Quarterly Ratchet Minimum Guaranteed Death Benefit ("Quarterly Ratchet MGDB") allocated to Covered Funds plus the contract value allocated to Excluded Funds.

No funds are currently designated as Excluded Funds for purposes of the Quarterly Ratchet MGDB.

The Quarterly Ratchet MGDB allocated to Covered Funds on the contract date equals the premium allocated to Covered Funds. On each quarterly anniversary (three months from the contract date and each three month anniversary of that date) that occurs on or prior to attainment of age 90, the Quarterly Ratchet MGDB in Covered Funds will be set to the greater of:

      1) the current contract value in Covered Funds (after deductions occurring as of that date); and

      2) the Quarterly Ratchet MGDB in Covered Funds from the prior quarterly anniversary (after deductions occurring on that date), adjusted for new premiums, and partial withdrawals attributable to Covered Funds, and transfers.

Other than on quarterly anniversaries, the Quarterly Ratchet MGDB in the Covered Funds is equal to the Quarterly Ratchet MGDB in the Covered Funds from the last quarterly anniversary, adjusted for new premiums, and partial withdrawals attributable to Covered Funds, and transfers.

The Quarterly Ratchet MGDB allocated to Excluded Funds on the contract date equals the premium allocated to Excluded Funds. The calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds. On each quarterly anniversary that occurs on or prior to attainment of age 90, the Quarterly Ratchet MGDB in Excluded Funds will be set to the greater of:

      1) the current contract value in Excluded Funds (after deductions occurring as of that date); or

      2) the Quarterly Ratchet MGDB in the Excluded Funds from the prior quarterly anniversary (after deductions occurring on that date), adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers.

Other than on quarterly anniversaries, the Quarterly Ratchet MGDB in the Excluded Funds is equal to the Quarterly Ratchet MGDB in the Excluded Funds from the last quarterly anniversary, adjusted for new premiums, credits, and partial withdrawals attributable to Excluded Funds, and transfers.

Withdrawals reduce the Quarterly Ratchet MGDB on a pro-rata basis. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Net transfers from Covered Funds to Special or Excluded Funds will reduce the Quarterly Ratchet MGDB in Covered Funds on a pro-rata basis. The increase in the Quarterly Ratchet MGDB allocated to Special or Excluded Funds, as



Generations - 133975
applicable, will equal the decrease in the Quarterly Ratchet MGDB in Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the Quarterly Ratchet MGDB in Excluded Funds on a pro-rata basis. The increase in the Quarterly Ratchet MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the reduction in the Quarterly Ratchet MGDB in Excluded Funds.

The Max 7 Enhanced Death Benefit equals the greater of the 7% Solution Enhanced Death Benefit or the Quarterly Ratchet Enhanced Death Benefit described above. Each Enhanced Death Benefit is determined independently of the other at all times.

Note: In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefits may not be available in all states.

The 7% Solution Death Benefit Element is the greater of:

               1)   the Standard Death Benefit; and

               2)   the lesser of:

                    a) 3 times all premium payments, adjusted for withdrawals (the "cap"); and

                    b) the sum of the 7% Solution Minimum Guaranteed Death Benefit Element ("7% MGDB") allocated to Covered Funds, the 7% MGDB allocated to Special Funds, and the contract value allocated to Excluded Funds.


For purposes of calculating the 7% Solution Death Benefit Element, the following investment options are designated as Special Funds: the ING Liquid Assets Portfolio, the ING VP Intermediate Bond Portfolio, the ING PIMCO Core Bond Portfolio, the ProFunds VP Rising Rates Opportunity Portfolio, the Fixed Account, the Fixed Interest Division, and the TSA Special Fixed Account.

      For Contracts issued prior to May 1, 2003, the ING VP Intermediate Bond Portfolio and the ING PIMCO Core Bond Portfolio are not designated as Special Funds.


      For Contracts issued prior to September 2, 2003, the ProFunds VP Rising Rates Opportunity Portfolio is not designated as a Special Fund.

No investment options are currently designated as Excluded Funds.

The 7% MGDB allocated to Covered Funds equals premiums allocated to Covered Funds, adjusted for withdrawals and transfers, accumulated at 7% until age 80 or the 7% MGDB reaches the cap. There is no accumulation once the cap is reached. Payment of additional premiums may cause the accumulation to resume, but there is no catch-up for any period where accumulation was suspended.

The 7% MGDB allocated to Special Funds equals premiums allocated to Special Funds, adjusted for withdrawals and transfers. There is no accumulation of Minimum Guaranteed Death Benefit allocated to Special Funds.

The 7% MGDB allocated to Excluded Funds is determined in the same way as the 7% MGDB for Covered Funds, but the calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Withdrawals reduce the 7% MGDB on a pro-rata basis. The percentage reduction in the 7% MGDB for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The percentage reduction in the cap equals the percentage reduction in total contract value resulting from the withdrawal. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall 7% MGDB, but do affect the amount of the 7% MGDB in a particular Fund category. Net transfers from among the Funds will reduce the 7% MGDB in the Funds on a pro-rata basis.

Earnings Multiplier Benefit Rider. The earnings multiplier benefit rider is an optional rider available only for non-qualified contracts that provides a separate death benefit in addition to the death benefit provided under the death benefit options described above. The rider is subject to state availability and is available only for issue ages 75 or



Generations - 133975
under. You may add it at issue of the Contract or, if not yet available in your state, on the next contract anniversary following introduction of the rider in your state. The date on which the rider is added is referred to as the "rider effective date."

If the rider is added at issue, the rider provides a benefit equal to a percentage of the gain under the Contract, up to a gain equal to 150% of premiums adjusted for withdrawals ("Maximum Base"). Currently, if added at issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: i) the Maximum Base; and ii) the contract value on the claim date minus premiums adjusted for withdrawals. If added after issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: i) 150% of the contract value on the rider effective date, plus subsequent premiums adjusted for subsequent withdrawals; and ii) the contract value on the claim date minus the contract value on the rider effective date, minus subsequent premiums adjusted for subsequent withdrawals. The adjustment to the benefit for withdrawals is pro-rata, meaning that the benefit will be reduced by the proportion that the withdrawal bears to the contract value at the time of the withdrawal.

There is an extra charge for the earnings multiplier benefit rider and once selected, it may not be revoked. The rider does not provide a benefit if there is no gain under the Contract. As such, the Company would continue to assess a charge for the rider, even though no benefit would be payable at death under the rider if there are no gains under the Contract. Please see "Charges and Fees -- Earnings Multiplier Benefit Charge" for a description of the charge.

The rider is available for both non-qualified and qualified contracts. Please see the discussions of possible tax consequences in "Federal Tax
Considerations," "Individual Retirement Annuities," "Taxation of Qualified Contracts," and "Tax Consequences of Enhanced Death Benefit," in this prospectus.

Death Benefit During the Income Phase

If any contract owner or the annuitant dies after the annuity start date, we will pay the beneficiary any certain benefit remaining under the annuity in effect at the time.

Continuation After Death -- Spouse

If at the contract owner's death, the surviving spouse of the deceased contract owner is the beneficiary and such surviving spouse elects to continue the contract as his or her own, the following will apply:

If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value on that date is greater than zero, we will add such difference to the contract value. We will allocate such addition to the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the addition to the Liquid Assets subaccount, or its successor. Such addition to contract value will not affect the guaranteed death benefit or any living benefit rider values. Any addition to contract value is available only to the spouse of the owner as of the date of death of the owner if such spouse under the provisions of the contract elects to continue the contract as his or her own.

The death benefits under each of the available options will continue, based on the surviving spouse's age on the date that ownership changes.

At subsequent surrender, we will waive any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner. Any premiums paid later will be subject to any applicable surrender charge.

If you elected the earnings multiplier benefit rider, and the benefit would otherwise be payable, we will add the benefit to the contract value and allocate the benefit among the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the benefit to the Liquid Assets subaccount, or its successor.

The earnings multiplier benefit rider will continue, if the surviving spouse is eligible based on his or her attained age. If the surviving spouse is older than the maximum rider issue age, the rider will terminate. The Maximum Base and the percentages will be reset based on the adjusted contract value. The calculation of the benefit going forward will be: (i) based on the attained age of the spouse at the time of the ownership change using current values as of that date;
(ii) computed as if the rider were added to the Contract after issue and after the increase; and (iii) based on the Maximum Base and percentages in effect on the original rider date. However, we may permit the surviving spouse to elect to use the then-current Maximum Base and percentages in the benefit calculation.

Continuation After Death -- Not a Spouse



Generations - 133975

If the beneficiary or surviving joint owner is not the spouse of the owner, the contract may continue in force subject to the required distribution rules of the Code. See next section, "Required Distributions Upon Contract Owner's Death."

If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value also on that date, is greater than zero, we will add such difference to the contract value. Such addition will be allocated to the variable subaccounts in proportion to the contract value in the subaccounts, unless we are directed otherwise. If there is no contract value in any subaccount, the addition will be allocated to the Liquid Assets subaccount, or its successor.

The death benefit will then terminate. At subsequent surrender, any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner will be waived. No additional premium payments may be made.

If you elected the earnings multiplier benefit rider, and the benefit would otherwise be payable, we will add the benefit to the contract value and allocate the benefit among the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the benefit to the Liquid Assets subaccount, or its successor. The earnings multiplier benefit rider then terminates, whether or not a benefit was payable under the terms of the rider.

Required Distributions Upon Contract Owner's Death

We will not allow any payment of benefits provided under a non-qualified Contract which does not satisfy the requirements of Section 72(s) of the Code.

If any contract owner of a non-qualified contract dies before the annuity start date, we will distribute the death benefit payable to the beneficiary as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner's date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner's date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner's date of death.

Notwithstanding (a) and (b) above, if the sole contract owner's beneficiary is the deceased owner's surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner's death. Upon receipt of such election from the spouse at our Customer Service Center: (i) all rights of the spouse as contract owner's beneficiary under the Contract in effect prior to such election will cease; (ii) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (iii) all rights and privileges granted by the Contract or allowed by us will belong to the spouse as contract owner of the Contract. We deem the spouse to have made this election if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner's beneficiary is not a spouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner's death.

Subject to availability, and our then current rules, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the life expectancy of the beneficiary ("stretch"). "Stretch" payments will be subject to the same limitations as systematic withdrawals, and non-qualified "stretch" payments will be reported on the same basis as other systematic withdrawals.

If we do not receive an election from an owner's beneficiary who is not a spouse within the 1-year period after the contract owner's date of death, then we will pay the death benefit to the owner's beneficiary in a cash payment within five years from the date of death. We will determine the death benefit as of the date we receive proof of death. Such cash payment will be in full settlement of all our liability under the Contract.

If a contract owner dies after the annuity start date, all of the contract owner's rights granted under the Contract or allowed by us will pass to the contract owner's beneficiary.

If a contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner, and the surviving joint owner will become the beneficiary of the Contract. If any contract owner is not an individual, the death of an annuitant shall be treated as the death of a contract owner.

Effect of MGWB on Death Benefit



Generations - 133975

If you die before Automatic Periodic Benefit Status under the MGWB rider, the death benefit is payable, but the rider terminates. However, if the beneficiary is the owner's spouse, and the spouse elects to continue the Contract, the death benefit is not payable until the spouse's death. Please see "Minimum Guaranteed Withdrawal Benefit Rider- Death of Owner" for a description of the impact of the owner's death on the MGWB Rider.

If you die during Automatic Periodic Benefit Status, the death benefit payable is your MGWB Withdrawal Account, which equals the sum of the remaining MGWB periodic payments. Please see "Minimum Guaranteed Withdrawal Benefit Rider".

--------------------------------------------------------------------------------
THE ANNUITY OPTIONS
--------------------------------------------------------------------------------

Annuitization of Your Contract

If the annuitant and contract owner are living on the annuity start date, we will begin making payments to the contract owner under an income plan. We will make these payments under the annuity option you chose. You may change an annuity option by making a written request to us at least 30 days before the annuity start date. The amount of the payments will be determined by applying your contract value, adjusted for any applicable Market Value Adjustment, on the annuity start date in accordance with the annuity option you chose. The MGIB annuity benefit may be available if you have purchased the MGIB rider, provided the waiting period and other specified conditions have been met.

You may also elect an annuity option on surrender of the Contract for its cash surrender value or you may choose one or more annuity options for the payment of death benefit proceeds while it is in effect and before the annuity start date. If, at the time of the contract owner's death or the annuitant's death (if the contract owner is not an individual), no option has been chosen for paying death benefit proceeds, the beneficiary may choose an annuity option within 60 days. In all events, payments of death benefit proceeds must comply with the distribution requirements of applicable federal tax law.

The minimum monthly annuity income payment that we will make is $20. We may require that a single sum payment be made if the contract value is less than $2,000 or if the calculated monthly annuity income payment is less than $20.

For each annuity option we will issue a separate written agreement putting the annuity option into effect. Before we pay any annuity benefits, we require the return of your Contract. If your Contract has been lost, we will require that you complete and return the applicable lost Contract form. Various factors will affect the level of annuity benefits, such as the annuity option chosen, the applicable payment rate used and the investment performance of the portfolios and interest credited to the Fixed Interest Allocations.

Our current annuity options provide only for fixed payments. Fixed annuity payments are regular payments, the amount of which is fixed and guaranteed by us. Some fixed annuity options provide fixed payments either for a specified period of time or for the life of the annuitant. The amount of life income payments will depend on the form and duration of payments you chose, the age of the annuitant or beneficiary (and gender, where appropriate under applicable law), the total contract value applied to periodic income payments, and the applicable payment rate. Our approval is needed for any option where:

      1) The person named to receive payment is other than the contract owner or beneficiary;

      2)    The person named is not a natural person, such as a corporation; or

      3) Any income payment would be less than the minimum annuity income payment allowed.

Selecting the Annuity Start Date

You select the annuity start date, which is the date on which the annuity payments commence. The annuity start date must be at least 5 years from the contract date but before the month immediately following the annuitant's 90th birthday, or 10 years from the contract date, if later. If, on the annuity start date, a surrender charge remains, the elected annuity option must include a period certain of at least 5 years.

If you do not select an annuity start date, it will automatically begin in the month following the annuitant's 90th birthday, or 10 years from the contract date, if later.



Generations - 133975

If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. For more information, see "Federal Tax Considerations" and the SAI. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you reach age 70 1/2 or, in some cases, retire. Distributions may be made through annuitization or withdrawals. You should consult a tax adviser for tax advice before investing.

Frequency of Annuity Payments

You choose the frequency of the annuity payments. They may be monthly, quarterly, semi-annually or annually. If we do not receive written notice from you, we will make the payments monthly. There may be certain restrictions on minimum payments that we will allow.

Beneficiary Rights

A beneficiary's right to elect an annuity option or receive a lump sum may have been restricted by the contract owner. If so, such options will not be available to the beneficiary.

The Annuity Options

We offer the 4 annuity options shown below. Payments under Options 1, 2 and 3 are fixed. Payments under Option 4 may be fixed or variable, although only fixed payments are currently available. For a fixed annuity option, the contract value in the subaccounts is transferred to the Company's general account.

      Option 1 Income for a Fixed Period. Under this option, we make monthly payments in equal installments for a fixed number of years based on the contract value on the annuity start date. We guarantee that each monthly payment will be at least the amount stated in your Contract. If you prefer, you may request that payments be made in annual, semi-annual or quarterly installments. We will provide you with illustrations if you ask for them. If the cash surrender value or contract value is applied under this option, a 10% penalty tax may apply to the taxable portion of each income payment until the contract owner reaches age 59 1/2.

      Option 2. Income for Life with a Period Certain. Under this option, we make payments for the life of the annuitant in equal monthly installments and guarantee the income for at least a period certain, such as 10 or 20 years. Other periods certain may be available to you on request. You may choose a refund period instead. Under this arrangement, income is guaranteed until payments equal the amount of your Contract. If the person named lives beyond the guaranteed period, we will continue payments until his or her death. We guarantee that each payment will be at least the amount specified in the Contract corresponding to the person's age on his or her last birthday before the annuity start date. Amounts for ages not shown in the Contract are available if you ask for them. If you do not choose an annuity option, we will select this option with a 10-year period certain for you.

      Option 3. Joint Life Income. This option is available when there are 2 persons named to determine annuity payments. At least one of the persons named must be either the contract owner or beneficiary of the Contract. We guarantee monthly payments will be made as long as at least one of the named persons is living. There is no minimum number of payments. Monthly payment amounts are available if you ask for them.

      Option 4. Annuity Plan. Under this option, your contract value can be applied to any other annuitization plan that we choose to offer on the annuity start date. Annuity payments under Option 4 may be fixed or variable. If variable and subject to the 1940 Act, it will comply with the requirements of such Act.

Payment When Named Person Dies

When the person named to receive payment dies, we will pay any amounts still due as provided in the annuity agreement between you and ING USA. The amounts we will pay are determined as follows:

      1) For Option 1, or any remaining guaranteed payments under Option 2, we will continue payments. Under Options 1 and 2, the discounted values of the remaining guaranteed payments may be paid in a single sum. This means we deduct the amount of the interest each remaining guaranteed payment would have earned had it not been paid out early. We will base the discount interest rate on the interest rate used to calculate the payments for Options 1 and 2.

      2) For Option 3, no amounts are payable after both named persons have died.



Generations - 133975

      3) For Option 4, the annuity option agreement will state the amount we will pay, if any.

--------------------------------------------------------------------------------
OTHER CONTRACT PROVISIONS
--------------------------------------------------------------------------------

Reports to Contract Owners

We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report. You have 30 days to notify our Customer Service Center of any errors or discrepancies contained in the report and in any confirmation notice. We will also send you copies of any shareholder reports of the investment portfolios in which Separate Account B invests, as well as any other reports, notices or documents we are required by law to furnish to you.

Suspension of Payments

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (i) when the New York Stock Exchange is closed; (ii) when trading on the New York Stock Exchange is restricted; (iii) when an emergency exists as determined by the SEC so that the sale of securities held in Separate Account B may not reasonably occur or so that the Company may not reasonably determine the value of Separate Account B's net assets; or (iv) during any other period when the SEC so permits for the protection of security holders. We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

In Case of Errors in Your Application

If an age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought had the age or gender not been misstated.

Assigning the Contract as Collateral

You may assign a non-qualified Contract as collateral security for a loan but you should understand that your rights and any beneficiary's rights may be subject to the terms of the assignment. An assignment likely has federal tax consequences. You should consult a tax adviser for tax advice. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

Contract Changes -- Applicable Tax Law

We have the right to make changes in the Contract to continue to qualify the Contract as an annuity under applicable federal tax law. We will give you advance notice of such changes.

Free Look


You may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value (which may be more or less than the premium payments you paid) or, if required by your state, the original amount of your premium payment. For purposes of the refund during the free look period,
(i) we adjust your contract value for any market value adjustment (if you have invested in the Fixed Account), and (ii) then we include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios and the potential positive or negative effect of the market value adjustment, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. In these states, your premiums designated for investment in the subaccounts may be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the Liquid Assets subaccount). We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states as well as premiums designated for a Fixed Interest Allocation be allocated to the specially designated subaccount during the free look period. Your Contract is void as of the day we receive your Contract and cancellation




Generations - 133975
request in good order. We determine your contract value at the close of business on the day we void your Contract. If you keep your Contract after the free look period and the investment is allocated to a subaccount specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount, and/or in the Fixed Interest Allocation chosen by you.

Special Arrangements

We may reduce or waive any Contract, rider, or benefit fees or charges for certain group or sponsored arrangements, under special programs, and for certain employees, agents, and related persons of our parent corporation and its affiliates. We reduce or waive these items based on expected economies, and the variations are based on differences in costs or services.

Selling the Contract


Our affiliate Directed Services, Inc. ("DSI"), 1475 Dunwoody Drive, West Chester, PA 19380 is the principal underwriter and distributor of the Contract as well as for other ING USA contracts. DSI, a New York corporation, is registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc. ("NASD").


DSI does not retain any commissions or compensation paid to it by ING USA for Contract sales. DSI enters into selling agreements with affiliated and unaffiliated broker/dealers to sell the Contracts through their registered representatives who are licensed to sell securities and variable insurance products ("selling firms"). Selling firms are also registered with the SEC and are NASD member firms.

DSI pays selling firms compensation for the promotion and sale of the Contracts. Registered representatives of the selling firms who solicit sales of the Contracts typically receive a portion of the compensation paid by DSI to the selling firm in the form of commissions or other compensation, depending on the agreement between the selling firm and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the Separate Account. We intend to recoup this compensation and other sales expenses paid to selling firms through fees and charges imposed under the Contracts.

DSI pays selling firms for Contract sales according to one or more schedules. DSI has entered into a selling agreement with Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") to sell the Contracts through registered representatives. This compensation is generally based on a percentage of premium payments. Merrill Lynch may receive commissions of up to 6.0% of premium payments. In addition, it may receive ongoing annual compensation of up to 1.25% of all, or a portion, of values of Contracts sold through the firm. Individual representatives may receive all or a portion of compensation paid to their selling firm, depending on the firm's practices. Commissions and annual compensation, when combined, could exceed 6.0% of total premium payments. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, DSI may pay or allow other promotional incentives or payments in the form of cash or other compensation to selling firms.

DSI may also pay selling firms additional compensation or reimbursement for their efforts in selling Contracts to you and other customers, including for, among other things, training of sales personnel, marketing or other sales-related services they provide to us or our affiliates. This compensation or reimbursement is not reflected in the fees and expenses listed in the fee table section of this prospectus. In addition, DSI may enter into special compensation arrangements with certain selling firms based on those firms' aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all selling firms, and the terms of such arrangements may differ among selling firms based on various factors. Any such compensation payable to a selling firm will not result in any additional direct charge to you by us.

Affiliated selling firms may include Baring Investment Services, Inc., Compulife Investor Services, Inc., Financial Network Investment Corporation, Granite Investment Services, Inc., Guaranty Brokerage Services, Inc., IFG Network Securities, Inc., ING America Equities, Inc., ING Barings Corp., ING Direct Funds Limited, ING DIRECT Securities, Inc., ING Financial Advisers LLC, ING Financial Partners, Inc., ING Funds Distributor, LLC, ING Furman Selz Financial Services LLC, ING TT&S (U.S.) Securities, Inc., Multi-Financial Securities Corporation, PrimeVest Financial Services, Inc. and Systematized Benefits Administrators, Inc.

DSI may also compensate wholesalers/distributors, and their sales management personnel, for Contract sales within the wholesale/distribution channel. This compensation may be based on a percentage of premium payments and/or a percentage of Contract values.



Generations - 133975

We do not pay any additional compensation on the sale or exercise of any of the Contract's optional benefit riders offered in this prospectus.

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

Voting Rights

We will vote the shares of a Trust owned by Separate Account B according to your instructions. However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract's contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust shareholder meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all contracts in that subaccount. We will also vote shares we hold in Separate Account B which are not attributable to contract owners in the same proportion.

State Regulation

We are regulated by the Insurance Department of the State of Iowa. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

Legal Proceedings

We are not aware of any pending legal proceedings which involve Separate Account B as a party.

We are, or may be in the future, a defendant in various legal proceedings in connection with the normal conduct of our insurance operations. Some of these cases may seek class action status and may include a demand for punitive damages as well as for compensatory damages. In the opinion of management, the ultimate resolution of any existing legal proceeding is not likely to have a material adverse effect on our ability to meet our obligations under the contract. Directed Services, Inc., the principal underwriter and distributor of the contract, is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contract.

Industry Developments - Trading

As with many financial services companies, the Company and affiliates of the Company have received requests for information from various governmental and self-regulatory agencies in connection with investigations related to trading in investment company shares. In each case, full cooperation and responses are being provided. The Company is also reviewing its policies and procedures in this area.

Experts


The audited consolidated financial statements and schedules of the Company as of December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003, along with the statement of assets and liabilities of Separate Account B as of December 31, 2003 and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, appearing in the SAI and Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing in the SAI and in the Registration Statement, and are included in reliance on such reports given on the authority of such firm as experts in accounting and auditing.


--------------------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------



Generations - 133975

Introduction

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

      o Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;

      o Tax laws change. It is possible that a change in the future could affect contracts issued in the past;

      o This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes, foreign taxes or any other tax provisions; and

      o We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information, contact the Internal Revenue Service (IRS).


Types of Contracts: Non-Qualified or Qualified

The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Non-qualified contracts are purchased with after tax contributions and are not related to retirement plans that receive special income tax treatment under the Code.

Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(a), 403(b), 408, 408A or 457 of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on your tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan in order to continue receiving favorable tax treatment. Some retirement plans are subject to additional distribution and other requirements that are not incorporated into our Contract. Because the Plan is not part of the Contract, we are not bound by any Plan's terms or conditions. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

Taxation of Non-Qualified Contracts

      Taxation Prior to Distribution

      We believe that if you are a natural person you will generally not be taxed on increases in the value of a non-qualified Contract until a distribution occurs or until annuity payments begin. This assumes that the Contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. In order to receive deferral of taxation, the following requirements must be satisfied:

            Diversification. Internal Revenue Code Section 817(h) requires investments of a variable account be adequately diversified in order for a contract to be treated as annuity contract for federal income tax purposes. The Treasury has issued regulations which set the standards for measuring the adequacy of any diversification. To be adequately diversified, each variable investment option must meet certain tests. Each sub-account's corresponding fund has represented that it will meet the diversification standards that apply to your policy. It is intended that Separate Account B, through the subaccounts, will satisfy these diversification requirements.

            Investor Control. Although earnings under non-qualified contracts are generally not taxed until withdrawn, the Internal Revenue Service (IRS) has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the



Generations - 133975
assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner's gross income. The Treasury announced that it will issue guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account. It is possible that the Treasury's position, when announced, may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.

            Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. See "Death Benefit Choices" for additional information on required distributions from non-qualified contracts.

            Non-Natural Persons. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser.

            Delayed Annuity Starting Date. If the Contract's annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

      Taxation of Distributions

            General. When a withdrawal from a non-qualified Contract occurs (including amounts paid to you under the MGWB rider), the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the contract at that time. Investment in the contract is generally equal to the amount of all contributions to the contract, less the aggregate amount of non-taxable distributions previously made. The contract value that applies for this purpose is unclear in some respects. For example, the living benefits provided under the Contract, i.e., the MGWB and MGIB, as well as the market value adjustment could increase the contract value that applies. Thus, the income on the Contracts could be higher than the amount of income that would be determined without regard to such benefits. As a result, you could have higher amounts of income than will be reported to you.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's investment in the contract.

            10% Penalty Tax. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

            o     made on or after the taxpayer reaches age 59 1/2;

            o     made on or after the death of a contract owner;

            o     attributable to the taxpayer's becoming disabled; or

            o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.



Generations - 133975

            Tax-Free Exchanges. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the "investment in the contract" in the old contract will carry over to the new contract. You should consult with your tax advisor regarding procedures for making Section 1035 exchanges.

If your Contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

            o First, from any remaining "investment in the contract" made prior to August 14, 1982 and exchanged into the Contract;

            o Next, from any "income on the contract" attributable to the investment made prior to August 14, 1982;

            o     Then, from any remaining "income on the contract"; and

            o     Lastly, from any remaining "investment in the contract".

The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. However, the IRS has reserved the right to treat transactions it considers abusive as ineligible for favorable partial 1035 tax-free exchange treatment. The IRS has not provided any additional guidance on what it considers abusive. It is not certain whether the IRS would treat an immediate withdrawal or annuitization after a partial exchange as abusive. In addition, it is unclear how the IRS will treat a partial exchange from a life insurance, endowment, or annuity contract directly into an immediate annuity. Currently, we will accept a partial 1035 exchange from a non-qualified annuity into a deferred annuity or an immediate annuity as a tax-free transaction unless we believe that we would be expected to treat the transaction as abusive. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. We strongly advise you to discuss any proposed 1035 exchange with your tax advisor prior to proceeding with the transaction.

            Taxation of Annuity Payments. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitizations, [such as those associated with the MGIB benefit,] as withdrawals rather than as annuity payments. Please consult your tax adviser before electing a partial annuitization.

            Death Benefits. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract value and receive payments. The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

            Assignments and Other Transfers. A transfer, pledge or assignment of ownership of a Contract, or the designation of an annuitant or payee other than an owner, may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, pledge, assignment, or designation or exchange, should consult a tax adviser as to the tax consequences.

            Immediate Annuities. Under section 72 of the Tax Code, an immediate annuity means an annuity (1)


Generations - 133975
which is purchased with a single premium, (2) with annuity payments starting within one year from the date of purchase, and (3) which provides a series of substantially equal periodic payments made annually or more frequently. Treatment as an immediate annuity will have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-natural persons, and for certain policy exchanges.

            Multiple Contracts. The tax law requires that all non-qualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year are treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

            Withholding. We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

Taxation of Qualified Contracts

      General

      The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

You will not generally pay taxes on earnings from the annuity contract described in this prospectus until they are withdrawn. When an annuity contract is used to fund one of these tax qualified retirement arrangements, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. Tax-qualified retirement arrangements under Tax Code sections 401(a), 401(k), 403(a), 403(b) or governmental 457 plans also generally defer payment of taxes on earnings until they are withdrawn (or in the case of a non-governmental 457 plan, paid or made available to you or a designated beneficiary). However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your local representative.

      Distributions - General

      For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the plan participant for whose benefit the contract is purchased (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the plan participant reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than by April 1 of the calendar year following the calendar year in which the individual contract owner reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death. Please note that required minimum distributions under qualified Contracts may be subject to surrender charge and/or market value adjustment, in accordance with the terms of the Contract. This could affect the amount that must be taken from the Contract in order to satisfy required minimum distributions.

      Direct Rollovers


Generations - 133975

      If the Contract is used in connection with a pension, profit-sharing, or annuity plan qualified under sections 401(a) or 403(a) of the Code, or is a tax-sheltered annuity under section 403(b) of the Code, or is used with an eligible deferred compensation plan that has a government sponsor and that is qualified under section 457(b), any "eligible rollover distribution" from the Contract will be subject to direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under section 401(a) of the Code, qualified annuity plan under section 403(a) of the Code, section 403(b) annuity or custodial account, or an eligible section 457(b) deferred compensation plan that has a government sponsor, excluding certain amounts (such as minimum distributions required under section 401(a)(9) of the Code, distributions which are part of a "series of substantially equal periodic payments" made for life or a specified period of 10 years or more, or hardship distributions as defined in the tax law).

Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, you will receive a notice (from the plan administrator or us) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

      Corporate and Self-Employed Pension and Profit Sharing Plans

      Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

      Individual Retirement Annuities - General

      Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. Also, amounts in another IRA or individual retirement account can be rolled over or transferred tax-free to an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans for Employees (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. If you make a tax-free rollover of a distribution from any of these IRAs, you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

      Individual Retirement Annuities - Distributions

      All distributions from a traditional IRA are taxed as received unless either one of the following is true:

      o The distribution is rolled over to a plan eligible to receive rollovers or to another traditional IRA or certain qualified plans in accordance with the Tax Code; or

      o You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. The requirements do not apply to Roth IRA contracts while the owner is living. These rules may dictate one or more of the following:

      o     Start date for distributions;



Generations - 133975

      o The time period in which all amounts in your account(s) must be distributed; or

      o     Distribution amounts.

Generally, you must begin receiving distributions from a traditional IRA by April 1 of the calendar year following the calendar year in which you attain age 70 1/2. We must pay out distributions from the contract over one of the following time periods:

      o Over your life or the joint lives of you and your designated beneficiary; or

      o Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

The amount of each periodic distribution must be calculated in accordance with IRS regulations. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

The following applies to the distribution of death proceeds under 408(b) and 408A (Roth IRA - See below) plans. Different distribution requirements apply after your death.

If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Code section 401(a)(9) provides specific rules for calculating the required minimum distributions at your death. The death benefit under the contract and also certain other contract benefits, such as living benefits, may affect the amount of the required minimum distribution that must be taken.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2004, your entire balance must be distributed to the designated beneficiary by December 31, 2009. However, if the distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time frames:

      o     Over the life of the designated beneficiary; or

      o Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

      o December 31 of the calendar year following the calendar year of your death; or

      o December 31 of the calendar year in which you would have attained age 70 1/2.

      Roth IRAs - General

      Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to limits on the amount of the contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or SIMPLE IRA, to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA from which the rollover was made within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

      Roth IRAs - Distributions



Generations - 133975

      A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

      o Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and

      o Made after you attain age 59 1/2, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. Under special ordering rules, a partial distribution will first be treated generally as a return of contributions which is not taxable and then as taxable accumulated earnings.

      Tax Sheltered Annuities - General

      Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (Social Security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Distributions allocable to salary reduction contributions, but not earnings on such contributions, may also be distributed upon hardship. Certain penalties may apply.

      Tax Sheltered Annuities - Loans

      Loans may be available if you purchased your contract in connection with a non-ERISA plan qualified under Section 403(b) of the Code ("TSA"). We do not currently permit loans under Section 403(b) Contracts that are subject to ERISA. If your contract was issued in connection with a TSA and the terms of your plan permit, you may take a loan from us, using your surrender value as collateral for the loan. Loans are subject to the terms of the Contract, your 403(b) plan, the Code and other federal and state regulations. The amount and number of loans outstanding at any one time under your TSA are limited, whether under our contracts or those of other carriers. We may modify the terms of a loan to comply with changes in applicable law. Various mandatory repayment requirements apply to loans, and failure to repay generally would result in income to you and the potential application of tax penalties. We urge you to consult with a qualified tax advisor prior to effecting a loan transaction under your Contract. We may apply additional restrictions or limitations on loans, and you must make loan requests in accordance with our administrative practices and loan request procedures in effect at the time you submit your request. Read the terms of the loan agreement before submitting any request.

Any outstanding loan balance impacts the following:

      o Withdrawals and Charges: We determine amounts available for maximum withdrawal amounts, free partial withdrawals, systematic withdrawals and waiver of administrative charges by reducing the otherwise applicable amounts by the amount of any outstanding loan balance.

      o Death Benefits, Annuitization and Surrenders: We deduct the outstanding loan balance from any amounts otherwise payable and in determining the amount available for annuitization.

      o     Riders:

            - Minimum Guaranteed Income Benefit ("MGIB") Rider. If you exercise the MGIB rider, we reduce the MGIB Base by an amount equal to the ratio of the outstanding loan balance to the contract value multiplied by the MGIB Base.

            - Minimum Guaranteed Withdrawal Benefit ("MGWB") Rider. The portion of the contract value used to pay off the outstanding loan balance will reduce the MGWB Withdrawal Account. We do not recommend the MGWB rider if loans are contemplated.



Generations - 133975

      Tax Sheltered Annuities - Distributions

      All distributions from Section 403(b) plans are taxed as received unless either of the following is true:

      o The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account
            (IRA) in accordance with the Tax Code; or

      o You made after-tax contributions to the plan. In this case, the amount will be taxed according to rules detailed in the Tax Code.

Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later, unless you had amounts under the contract as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. The death benefit under the contract and also certain other contract benefits, such as the living benefits, may affect the amount of the required minimum distribution that must be taken. If you take any distributions in excess of the required minimum amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.

Tax Consequences of Enhanced Death Benefit

The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to participants. Also, as stated above, the presence of the death benefit, as well as certain other contract benefits, could affect the amount of required minimum distributions.

Other Tax Consequences

As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

Possible Changes in Taxation

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

Federal Income Tax Withholding

We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax, as explained above. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments (including withdrawals prior to the annuity starting date) and conversions of, and rollovers from, non-Roth IRAs to Roth IRAs. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

Assignments

Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than: a plan participant as a means to provide benefit payments; an alternate payee under



Generations - 133975
a qualified domestic relations order in accordance with code section 414(p); or to the Company as collateral for a loan.

Taxation of Company

We are taxed as a life insurance company under the Tax Code. The Separate Account is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company," but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.



Generations - 133975

                      This page intentionally left blank.




Generations - 133975

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

         Table of Contents

         Item
         Introduction
         Description of ING USA Annuity and Life Insurance Company Safekeeping of Assets
         The Administrator
         Independent Auditors
         Distribution of Contracts
         Performance Information
         IRA Partial Withdrawal Option
         Other Information
         Financial Statements of ING USA Annuity and Life Insurance Company
             (formerly Golden American Life Insurance Company)
         Financial Statements of ING USA Annuity and Life Insurance Company
             Separate Account B (formerly Golden American Separate Account B)


--------------------------------------------------------------------------------

Please tear off, complete and return the form below to order a free Statement of Additional Information for the Contracts offered under the prospectus. Send the form to our Customer Service Center at the address shown on the prospectus cover.

 - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT B.

Please Print or Type:

                           --------------------------------------------------
                           Name

                           --------------------------------------------------
                           Social Security Number

                           --------------------------------------------------
                           Street Address

                           --------------------------------------------------
                           City, State, Zip



Generations - 131794                                                  12/XX/2004
 - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -




Generations - 133975

--------------------------------------------------------------------------------
APPENDIX A
--------------------------------------------------------------------------------

                        CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2003, the following tables give (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of ING USA Separate Account B (formerly Golden American Separate Account B) available under the Contract for the indicated periods.

                                                   2003         2002           2001          2000           1999
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.40 %

AIM VI DENT DEMOGRAPHIC TRENDS
       AUV at Beginning of Period                   $7.34        $10.99        $10.00 (11)
       AUV at End of Period                         $9.94         $7.34        $10.99
       Number of Accumulation Units
          Outstanding at End of Period            756.657       218,094        16,786

COLONIAL SMALL CAP VALUE FUND
       AUV at Beginning of Period                  $10.00 (18)
       AUV at End of Period                        $13.85
       Number of Accumulation Units
          Outstanding at End of Period
                                                                         368,372
FIDELITY VIP EQUITY--INCOME
       AUV at Beginning of Period                   $7.83         $9.59        $10.00 (12)
       AUV at End of Period                        $10.04         $7.83         $9.59
       Number of Accumulation Units
          Outstanding at End of Period          2,275,054       478,395

FIDELITY VIP GROWTH
       AUV at Beginning of Period                   $6.37         $9.27        $10.00 (12)
       AUV at End of Period                         $8.33         $6.37         $9.27
       Number of Accumulation Units
          Outstanding at End of Period          3,326,845       523,176

ING AIM MID CAP GROWTH
       AUV at Beginning of Period                   $9.91        $14.71        $18.92         $21.92        $14.23
       AUV at End of Period                        $14.08         $9.91        $14.71         $18.92        $21.92
       Number of Accumulation Units
          Outstanding at End of Period          2,884,535     2,906,118     3,787,157      4,824,609     2,450,796

ING ALLIANCE MID CAP GROWTH
       AUV at Beginning of Period                  $10.10        $14.64        $17.21         $21.06        $17.01
       AUV at End of Period                        $16.63        $10.10        $14.64         $17.21        $21.06
       Number of Accumulation Units
          Outstanding at End of Period          5,531,902     5,368,761     6,450,280      6,881,891     5,870,533

ING AMERICAN FUNDS GROWTH PORTFOLIO
       AUV at Beginning of Period                  $10.00 (16)
       AUV at End of Period                        $10.77
       Number of Accumulation Units
          Outstanding at End of Period          1,647,654

ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
       AUV at Beginning of Period                  $10.00 (16)
       AUV at End of Period                        $10.99
       Number of Accumulation Units
          Outstanding at End of Period          1,032,491

ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
       AUV at Beginning of Period                  $10.00 (16)
       AUV at End of Period                        $11.62
       Number of Accumulation Units
          Outstanding at End of Period            589,077

ING CAPITAL GUARDIAN LARGE CAP VALUE
       AUV at Beginning of Period                   $7.53        $10.02        $10.55         $10.00 (7)
       AUV at End of Period                        $10.15         $7.53        $10.02         $10.55
       Number of Accumulation Units
          Outstanding at End of Period          6,231,900     4,513,818     3,900,663      2,138,069

ING CAPITAL GUARDIAN MANAGED GLOBAL
       AUV at Beginning of Period                  $13.80        $17.54        $20.19         $23.97        $14.88
       AUV at End of Period                        $18.55        $13.80        $17.54         $20.19        $23.97
       Number of Accumulation Units
          Outstanding at End of Period          2,320,224     1,965,665     1,757,559      1,348,844       676,402

                                                  1998            1997           1996          1995
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.40 %

AIM VI DENT DEMOGRAPHIC TRENDS
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

COLONIAL SMALL CAP VALUE FUND
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

FIDELITY VIP EQUITY--INCOME
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

FIDELITY VIP GROWTH
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

ING AIM MID CAP GROWTH
       AUV at Beginning of Period                 $14.31         $11.78        $10.01         $10.00 (1)
       AUV at End of Period                       $14.23         $14.31        $11.78         $10.01
       Number of Accumulation Units
          Outstanding at End of Period         1,105,850        554,068       231,567         47,478

ING ALLIANCE MID CAP GROWTH
       AUV at Beginning of Period                 $15.41         $12.49        $10.00 (3)
       AUV at End of Period                       $17.01         $15.41        $12.49
       Number of Accumulation Units
          Outstanding at End of Period         3,297,314        438,636        38,037

ING AMERICAN FUNDS GROWTH PORTFOLIO
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

ING CAPITAL GUARDIAN LARGE CAP VALUE
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

ING CAPITAL GUARDIAN MANAGED GLOBAL
       AUV at Beginning of Period                 $11.67         $10.55         $9.53          $9.28 (1)
       AUV at End of Period                       $14.88         $11.67        $10.55          $9.53
       Number of Accumulation Units
          Outstanding at End of Period           610,300        443,665       231,774


Generations - 133975


                                       A1

                                                   2003         2002           2001          2000           1999
ING CAPITAL GUARDIAN SMALL CAP
       AUV at Beginning of Period                  $13.14        $17.87        $18.40         $22.82        $15.37
       AUV at End of Period                        $18.19        $13.14        $17.87         $18.40        $22.82
       Number of Accumulation Units
          Outstanding at End of Period          5,701,159     5,592,680     7,129,680      6,884,892     5,053,919

ING DEVELOPING WORLD
       AUV at Beginning of Period                   $6.23         $7.08         $7.58         $11.61         $7.28
       AUV at End of Period                         $9.01         $6.23         $7.08          $7.58        $11.61
       Number of Accumulation Units
          Outstanding at End of Period          2,328,297     1,975,891     2,270,962      2,014,772     2,133,907

ING EAGLE ASSET VALUE EQUITY
       AUV at Beginning of Period                  $15.00        $18.34        $19.46         $18.14        $18.31
       AUV at End of Period                        $18.52        $15.00        $18.34         $19.46        $18.14
       Number of Accumulation Units
          Outstanding at End of Period          2,181,501     2,314,069     2,404,425      2,586,368     1,825,971

ING FMR(SM) DIVERSIFIED MID--CAP
       AUV at Beginning of Period                   $7.23         $9.09         $9.88         $10.00 (9)
       AUV at End of Period                         $9.52         $7.23         $9.09          $9.88
       Number of Accumulation Units
          Outstanding at End of Period          2,137,834     1,436,694       685,331        290,230

ING GOLDMAN SACHS INTERNET TOLLKEEPER
       AUV at Beginning of Period                   $4.65         $7.62        $10.00 (10)
       AUV at End of Period                         $6.46         $4.65         $7.62
       Number of Accumulation Units
          Outstanding at End of Period            976,839       387,487        47,818

ING HARD ASSETS
       AUV at Beginning of Period                  $14.05        $14.14        $16.32         $17.37        $14.28
       AUV at End of Period                        $21.09        $14.05        $14.14         $16.32        $17.37
       Number of Accumulation Units
          Outstanding at End of Period            742,286       575,255       295,871        309,819       355,052

ING INTERNATIONAL EQUITY
       AUV at Beginning of Period                   $7.16         $8.66        $11.37         $15.57        $10.29
       AUV at End of Period                         $9.12         $7.16         $8.66         $11.37        $15.57
       Number of Accumulation Units
          Outstanding at End of Period          3,949,927     4,449,069     5,060,321      5,535,477     4,666,041

ING JANUS GROWTH AND INCOME
       AUV at Beginning of Period                   $7.05         $8.87         $9.94         $10.00 (9)
       AUV at End of Period                         $8.52         $7.05         $8.87          $9.94
       Number of Accumulation Units
          Outstanding at End of Period          2,887,495     1,676,922     1,073,857        274,785

ING JANUS SPECIAL EQUITY
       AUV at Beginning of Period                   $6.08         $8.32         $8.89         $10.00 (9)
       AUV at End of Period                         $9.01         $6.08         $8.32          $8.89
       Number of Accumulation Units
          Outstanding at End of Period            856,121       464,523       368,091        121,670

ING JENNISON EQUITY OPPORTUNITIES
       AUV at Beginning of Period                  $15.06        $21.60        $25.17         $30.11        $24.50
       AUV at End of Period                        $19.47        $15.06        $21.60         $25.17        $30.11
       Number of Accumulation Units
          Outstanding at End of Period          2,581,561     2,929,610     3,606,212      3,626,696     2,412,721

ING JP MORGAN FLEMING INTERNATIONAL PORTFOLIO
       AUV at Beginning of Period                  $10.00 (16)
       AUV at End of Period                        $11.87
       Number of Accumulation Units
          Outstanding at End of Period             75,922

ING JP MORGAN FLEMING SMALLCAP
       AUV at Beginning of Period                   $7.85        $10.00 (12)
       AUV at End of Period                        $10.38         $7.85
       Number of Accumulation Units
          Outstanding at End of Period            824,986       169,670

ING JULIUS BAER FOREIGN PORTFOLIO
       AUV at Beginning of Period                   $8.22        $10.00 (12)
       AUV at End of Period                        $10.64         $8.22
       Number of Accumulation Units
          Outstanding at End of Period            506,335        72,898

ING LIMITED MATURITY BOND
       AUV at Beginning of Period                  $20.16        $19.06        $17.76         $16.72        $16.77
       AUV at End of Period                        $20.44        $20.16        $19.06         $17.76        $16.72
       Number of Accumulation Units
          Outstanding at End of Period          5,262,645     6,261,694     4,325,602      3,621,501     2,938,050

                                                   1998            1997           1996          1995
ING CAPITAL GUARDIAN SMALL CAP
       AUV at Beginning of Period                  $12.88         $11.84        $10.00         $10.00 (2)
       AUV at End of Period                        $15.37         $12.88        $11.84         $10.00
       Number of Accumulation Units
          Outstanding at End of Period          2,476,498        559,014       227,347             --

ING DEVELOPING WORLD
       AUV at Beginning of Period                  $10.00 (6)
       AUV at End of Period                         $7.28
       Number of Accumulation Units
          Outstanding at End of Period            417,221

ING EAGLE ASSET VALUE EQUITY
       AUV at Beginning of Period                  $18.28         $14.57        $13.36         $12.41 (1)
       AUV at End of Period                        $18.31         $18.28        $14.57         $13.36
       Number of Accumulation Units
          Outstanding at End of Period          1,415,540        469,649       249,994         23,394

ING FMR(SM) DIVERSIFIED MID--CAP
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

ING GOLDMAN SACHS INTERNET TOLLKEEPER
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

ING HARD ASSETS
       AUV at Beginning of Period                  $20.57         $19.65        $14.96         $14.71 (1)
       AUV at End of Period                        $14.28         $20.57        $19.65         $14.96
       Number of Accumulation Units
          Outstanding at End of Period            258,034         90,379        43,232          2,847

ING INTERNATIONAL EQUITY
       AUV at Beginning of Period                   $9.90         $10.28 (5)
       AUV at End of Period                        $10.29          $9.90
       Number of Accumulation Units
          Outstanding at End of Period          2,422,075         90,783

ING JANUS GROWTH AND INCOME
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

ING JANUS SPECIAL EQUITY
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

ING JENNISON EQUITY OPPORTUNITIES
       AUV at Beginning of Period                  $22.05         $17.34        $14.63         $14.23 (1)
       AUV at End of Period                        $24.50         $22.05        $17.34         $14.63
       Number of Accumulation Units
          Outstanding at End of Period          1,342,756        312,229       174,592         16,369

ING JP MORGAN FLEMING INTERNATIONAL PORTFOLIO
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

ING JP MORGAN FLEMING SMALLCAP
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

ING JULIUS BAER FOREIGN PORTFOLIO
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

ING LIMITED MATURITY BOND
       AUV at Beginning of Period                  $15.91         $15.13        $14.71         $14.35 (1)
       AUV at End of Period                        $16.77         $15.91        $15.13         $14.71
       Number of Accumulation Units
          Outstanding at End of Period          1,557,946        133,461        46,293         11,834


Generations - 133975


                                       A2

                                                   2003         2002           2001          2000           1999
ING LIQUID ASSETS
       AUV at Beginning of Period                  $15.84        $15.84        $15.47         $14.79        $14.33
       AUV at End of Period                        $15.74        $15.84        $15.84         $15.47        $14.79
       Number of Accumulation Units
          Outstanding at End of Period          7,879,356    12,089,343    14,053,316     14,214,982    13,701,796

ING MARSICO GROWTH
       AUV at Beginning of Period                  $10.52        $15.14        $22.02         $28.62        $16.29
       AUV at End of Period                        $13.76        $10.52        $15.14         $22.02        $28.62
       Number of Accumulation Units
          Outstanding at End of Period         11,921,200    12,372,395    16,739,731     18,211,995    14,289,972

ING MERCURY FOCUS VALUE
       AUV at Beginning of Period                   $8.37        $10.00 (12)
       AUV at End of Period                        $10.83         $8.37
       Number of Accumulation Units
          Outstanding at End of Period            289,419        93,268

ING MERCURY FUNDAMENTAL GROWTH
       AUV at Beginning of Period                   $7.97        $10.00 (12)
       AUV at End of Period                         $9.98         $7.97
       Number of Accumulation Units
          Outstanding at End of Period            158,396        44,773

ING MFS MID CAP GROWTH
       AUV at Beginning of Period                  $16.05        $31.80        $42.23         $39.59        $22.43
       AUV at End of Period                        $22.02        $16.05        $31.80         $42.23        $39.59
       Number of Accumulation Units
          Outstanding at End of Period          5,278,479     5,485,147     6,612,249      7,313,425     4,873,150

ING MFS RESEARCH
       AUV at Beginning of Period                  $15.14        $20.44        $26.39         $28.04        $22.89
       AUV at End of Period                        $18.60        $15.14        $20.44         $26.39        $28.04
       Number of Accumulation Units
          Outstanding at End of Period          5,432,937     5,913,309     7,316,946      8,149,686     6,431,949

ING MFS TOTAL RETURN
       AUV at Beginning of Period                  $19.23        $20.56        $20.75         $18.06        $17.72
       AUV at End of Period                        $22.14        $19.23        $20.56         $20.75        $18.06
       Number of Accumulation Units
          Outstanding at End of Period          9,215,693     9,138,045     9,253,396      9,222,565     8,274,090

ING PIMCO CORE BOND
       AUV at Beginning of Period                  $12.71        $11.86        $11.74         $11.79        $13.09
       AUV at End of Period                        $13.12        $12.71        $11.86         $11.74        $11.79
       Number of Accumulation Units
          Outstanding at End of Period          5,369,915     4,410,375     1,669,195      1,224,547       753,003

ING SALOMON BROTHERS AGGRESSIVE GROWTH
       AUV at Beginning of Period                  $10.00 (16)
       AUV at End of Period                        $10.82
       Number of Accumulation Units
          Outstanding at End of Period            100,971

ING SALOMON BROTHERS ALL CAP
       AUV at Beginning of Period                   $8.55        $11.65        $11.59         $10.00 (7)
       AUV at End of Period                        $11.71         $8.55        $11.65         $11.59
       Number of Accumulation Units
          Outstanding at End of Period          4,510,818     3,519,150     4,280,223      2,182,516

ING SALOMON BROTHERS INVESTORS
       AUV at Beginning of Period                   $8.07        $10.63        $11.26         $10.00 (7)
       AUV at End of Period                        $10.45         $8.07        $10.63         $11.26
       Number of Accumulation Units
          Outstanding at End of Period          1,526,538     1,177,892       952,473        539,461

ING T. ROWE PRICE CAPITAL APPRECIATION
       AUV at Beginning of Period                  $27.96        $28.22        $26.04         $21.65        $20.53
       AUV at End of Period                        $34.52        $27.96        $28.22         $26.04        $21.65
       Number of Accumulation Units
          Outstanding at End of Period          6,071,997     5,326,019     4,592,780      3,264,322     2,546,589

ING T. ROWE PRICE EQUITY INCOME
       AUV at Beginning of Period                  $20.45        $23.90        $23.91         $21.47        $21.94
       AUV at End of Period                        $25.24        $20.45        $23.90         $23.91        $21.47
       Number of Accumulation Units
          Outstanding at End of Period          3,283,741     2,796,774     3,366,042      2,309,478     2,014,454

ING VAN KAMPEN EQUITY GROWTH
       AUV at Beginning of Period                   $7.82        $10.00 (12)
       AUV at End of Period                         $9.54         $7.82
       Number of Accumulation Units
          Outstanding at End of Period            349,933       124,181

                                                  1998            1997           1996          1995
ING LIQUID ASSETS
       AUV at Beginning of Period                 $13.83         $13.35        $12.89         $12.76 (1)
       AUV at End of Period                       $14.33         $13.83        $13.35         $12.89
       Number of Accumulation Units
          Outstanding at End of Period         3,587,644        353,076        84,960         62,084

ING MARSICO GROWTH
       AUV at Beginning of Period                 $13.03         $11.42        $10.00 (4)
       AUV at End of Period                       $16.29         $13.03        $11.42
       Number of Accumulation Units
          Outstanding at End of Period         3,293,705        343,006

ING MERCURY FOCUS VALUE
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

ING MERCURY FUNDAMENTAL GROWTH
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

ING MFS MID CAP GROWTH
       AUV at Beginning of Period                 $18.52         $15.70        $13.21         $12.95 (3)
       AUV at End of Period                       $22.43         $18.52        $15.70         $13.21
       Number of Accumulation Units
          Outstanding at End of Period         1,905,009        177,125        28,223

ING MFS RESEARCH
       AUV at Beginning of Period                 $18.87         $15.93        $13.10         $12.25 (4)
       AUV at End of Period                       $22.89         $18.87        $15.93         $13.10
       Number of Accumulation Units
          Outstanding at End of Period         3,902,975        268,126

ING MFS TOTAL RETURN
       AUV at Beginning of Period                 $16.10         $13.51        $12.05         $11.41 (4)
       AUV at End of Period                       $17.72         $16.10        $13.51         $12.05
       Number of Accumulation Units
          Outstanding at End of Period         3,982,961        286,032

ING PIMCO CORE BOND
       AUV at Beginning of Period                 $11.87         $11.96        $11.55         $11.20 (6)
       AUV at End of Period                       $13.09         $11.87        $11.96         $11.55
       Number of Accumulation Units
          Outstanding at End of Period           396,067         10,655

ING SALOMON BROTHERS AGGRESSIVE GROWTH
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

ING SALOMON BROTHERS ALL CAP
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

ING SALOMON BROTHERS INVESTORS
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

ING T. ROWE PRICE CAPITAL APPRECIATION
       AUV at Beginning of Period                 $19.66         $17.29        $15.07         $14.62 (1)
       AUV at End of Period                       $20.53         $19.66        $17.29         $15.07
       Number of Accumulation Units
          Outstanding at End of Period         1,628,158        414,805       173,475         13,988

ING T. ROWE PRICE EQUITY INCOME
       AUV at Beginning of Period                 $20.55         $17.75        $16.55         $15.94 (1)
       AUV at End of Period                       $21.94         $20.55        $17.75         $16.55
       Number of Accumulation Units
          Outstanding at End of Period           800,490        255,396       150,732         21,073

ING VAN KAMPEN EQUITY GROWTH
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period


Generations - 133975


                                       A3

                                                   2003         2002           2001          2000           1999
ING VAN KAMPEN GLOBAL FRANCHISE
       AUV at Beginning of Period                   $8.85        $10.00 (12)
       AUV at End of Period                        $11.01         $8.85
       Number of Accumulation Units
          Outstanding at End of Period            758,774       220,958

ING VAN KAMPEN GROWTH & INCOME
       AUV at Beginning of Period                  $18.19        $21.65        $24.94         $25.83        $22.61
       AUV at End of Period                        $22.94        $18.19        $21.65         $24.94        $25.83
       Number of Accumulation Units
          Outstanding at End of Period          5,707,684     6,183,621     7,290,571      8,035,274     7,496,161

ING VAN KAMPEN REAL ESTATE
       AUV at Beginning of Period                  $28.06        $28.40        $26.64         $20.62        $21.74
       AUV at End of Period                        $38.11        $28.06        $28.40         $26.64        $20.62
       Number of Accumulation Units
          Outstanding at End of Period          1,388,196     1,167,176       887,731      1,006,919       534,577

ING VP BOND PORTFOLIO
       AUV at Beginning of Period                  $10.64        $10.00 (12)
       AUV at End of Period                        $11.13        $10.64
       Number of Accumulation Units
          Outstanding at End of Period          1,026,869       719,279

ING VP GROWTH OPPORTUNITIES
       AUV at Beginning of Period                   $5.26         $7.79        $10.00 (10)
       AUV at End of Period                         $6.87         $5.26         $7.79
       Number of Accumulation Units
          Outstanding at End of Period            351,904       143,307        82,839

ING VP INDEX PLUS LARGECAP PORTFOLIO
       AUV at Beginning of Period                  $10.00 (15)
       AUV at End of Period                         $8.98
       Number of Accumulation Units
          Outstanding at End of Period            494,773

ING VP MAGNACAP
       AUV at Beginning of Period                   $7.10         $9.35        $10.00 (10)
       AUV at End of Period                         $9.15         $7.10         $9.35
       Number of Accumulation Units
          Outstanding at End of Period            337,837       211,733        38,846

ING VP SMALLCAP OPPORTUNITIES
       AUV at Beginning of Period                   $4.62         $8.33        $10.00 (10)
       AUV at End of Period                         $6.31         $4.62         $8.33
       Number of Accumulation Units
          Outstanding at End of Period          1,851,941       774,557       180,638

ING VP WORLDWIDE GROWTH
       AUV at Beginning of Period                   $5.21         $7.02         $8.75         $10.00 (8)
       AUV at End of Period                         $6.63         $5.21         $7.02          $8.75
       Number of Accumulation Units
          Outstanding at End of Period            797,575       467,247       306,137        110,552

INVESCO VIF HEALTH SCIENCES
       AUV at Beginning of Period                   $7.65        $10.27        $10.00 (11)
       AUV at End of Period                         $9.64         $7.65        $10.27
       Number of Accumulation Units
          Outstanding at End of Period          1,026,392       351,424        20,414

INVESCO VIF LEISURE FUND
       AUV at Beginning of Period                   $8.44        $10.00 (12)
       AUV at End of Period                        $10.71         $8.44
       Number of Accumulation Units
          Outstanding at End of Period            355,401        69,607

INVESCO VIF--FINANCIAL SERVICES
       AUV at Beginning of Period                   $7.86         $9.37        $10.00 (11)
       AUV at End of Period                        $10.04         $7.86         $9.37
       Number of Accumulation Units
          Outstanding at End of Period            803,207       584,090        28,966

INVESCO VIF--UTILITIES
       AUV at Beginning of Period                   $6.37         $8.11        $10.00 (11)
       AUV at End of Period                         $7.38         $6.37         $8.11
       Number of Accumulation Units
          Outstanding at End of Period            310,305       127,144         5,341

                                                   1998            1997           1996          1995
ING VAN KAMPEN GLOBAL FRANCHISE
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

ING VAN KAMPEN GROWTH & INCOME
       AUV at Beginning of Period                  $20.09         $15.69        $13.19         $12.12 (1)
       AUV at End of Period                        $22.61         $20.09        $15.69         $13.19
       Number of Accumulation Units
          Outstanding at End of Period          4,591,471        853,473       355,191         36,100

ING VAN KAMPEN REAL ESTATE
       AUV at Beginning of Period                  $25.48         $21.04        $15.78         $14.91 (1)
       AUV at End of Period                        $21.74         $25.48        $21.04         $15.78
       Number of Accumulation Units
          Outstanding at End of Period            436,867        135,993        42,710          2,910

ING VP BOND PORTFOLIO
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

ING VP GROWTH OPPORTUNITIES
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

ING VP INDEX PLUS LARGECAP PORTFOLIO
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

ING VP MAGNACAP
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

ING VP SMALLCAP OPPORTUNITIES
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

ING VP WORLDWIDE GROWTH
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

INVESCO VIF HEALTH SCIENCES
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

INVESCO VIF LEISURE FUND
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

INVESCO VIF--FINANCIAL SERVICES
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

INVESCO VIF--UTILITIES
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period


Generations - 133975


                                       A4

                                                   2003         2002           2001          2000           1999
JENNISON PORTFOLIO
       AUV at Beginning of Period                   $4.27         $6.30         $7.85         $10.00 (11)
       AUV at End of Period                         $5.46         $4.27         $6.30          $7.85
       Number of Accumulation Units
          Outstanding at End of Period          1,124,696     1,009,408     1,264,693        194,916

LIBERTY ASSET ALLOCATION FUND VAR.
       AUV at Beginning of Period                  $10.00 (13)
       AUV at End of Period                        $11.99
       Number of Accumulation Units
          Outstanding at End of Period             10,795

LIBERTY EQUITY FUND VAR.
       AUV at Beginning of Period                   $6.57
       AUV at End of Period                         $8.04
       Number of Accumulation Units
          Outstanding at End of Period             11,639

LIBERTY FEDERAL SECURITIES FUND VAR.
       AUV at Beginning of Period                  $10.00 (13)
       AUV at End of Period                        $10.09
       Number of Accumulation Units
          Outstanding at End of Period              4,015

LIBERTY SMALL CO. GROWTH FUND VAR.
       AUV at Beginning of Period                  $10.00 (13)
       AUV at End of Period                        $14.98
       Number of Accumulation Units
          Outstanding at End of Period              1,433

PIMCO HIGH YIELD PORTFOLIO
       AUV at Beginning of Period                   $9.84        $10.10        $10.01         $10.24        $10.08
       AUV at End of Period                        $11.92         $9.84        $10.10         $10.01        $10.24
       Number of Accumulation Units
          Outstanding at End of Period          8,588,671     6,193,058     5,836,177      5,140,416     5,053,972

PIMCO STOCKSPLUS GROWTH & INCOME
       AUV at Beginning of Period                   $8.05        $10.23        $11.72         $13.13        $11.11
       AUV at End of Period                        $10.35         $8.05        $10.23         $11.72        $13.13
       Number of Accumulation Units
          Outstanding at End of Period          3,653,649     4,911,149     5,825,877      6,006,923     4,797,771

PIONEER FUND VCT
       AUV at Beginning of Period                   $7.47         $9.39        $10.00 (11)
       AUV at End of Period                         $9.09         $7.47         $9.39
       Number of Accumulation Units
          Outstanding at End of Period            928,547       291,461        27,047

PIONEER MID CAP VALUE
       AUV at Beginning of Period                   $9.36        $10.72        $10.00 (11)
       AUV at End of Period                        $12.66         $9.36        $10.72
       Number of Accumulation Units
          Outstanding at End of Period          2,142,901       983,243       170,276

PROFUND VP BULL
       AUV at Beginning of Period                   $6.67         $8.90        $10.00 (10)
       AUV at End of Period                         $8.26         $6.67         $8.90
       Number of Accumulation Units
          Outstanding at End of Period          1,824,762     1,231,933       805,047

PROFUND VP EUROPE 30
       AUV at Beginning of Period                   $6.05         $8.27        $10.00 (10)
       AUV at End of Period                         $8.28         $6.05         $8.27
       Number of Accumulation Units
          Outstanding at End of Period            648,934       257,910         8,429

PROFUND VP RISING RATES OPPORTUNITY
       AUV at Beginning of Period                  $10.00 (17)
       AUV at End of Period                         $9.37
       Number of Accumulation Units
          Outstanding at End of Period             98,866

PROFUND VP SMALL CAP
       AUV at Beginning of Period                   $7.21         $9.43        $10.00 (10)
       AUV at End of Period                        $10.15         $7.21         $9.43
       Number of Accumulation Units
          Outstanding at End of Period          2,307,338     1,755,934     1,134,989

SP JENNISON INTERNATIONAL GROWTH
       AUV at Beginning of Period                   $4.12         $5.41         $8.56         $10.00 (9)
       AUV at End of Period                         $5.65         $4.12         $5.41          $8.56
       Number of Accumulation Units
          Outstanding at End of Period          1,723,767       535,933       294,591         65,551

                                                   1998            1997           1996          1995
JENNISON PORTFOLIO
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

LIBERTY ASSET ALLOCATION FUND VAR.
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

LIBERTY EQUITY FUND VAR.
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

LIBERTY FEDERAL SECURITIES FUND VAR.
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

LIBERTY SMALL CO. GROWTH FUND VAR.
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

PIMCO HIGH YIELD PORTFOLIO
       AUV at Beginning of Period                  $10.00 (6)
       AUV at End of Period                        $10.08
       Number of Accumulation Units
          Outstanding at End of Period          1,630,971

PIMCO STOCKSPLUS GROWTH & INCOME
       AUV at Beginning of Period                  $10.00 (6)
       AUV at End of Period                        $11.11
       Number of Accumulation Units
          Outstanding at End of Period          1,527,698

PIONEER FUND VCT
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

PIONEER MID CAP VALUE
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

PROFUND VP BULL
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

PROFUND VP EUROPE 30
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

PROFUND VP RISING RATES OPPORTUNITY
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

PROFUND VP SMALL CAP
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

SP JENNISON INTERNATIONAL GROWTH
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period


Generations - 133975


                                       A5

FOOTNOTES
 (1)  Fund First Available during October 1995             (13)   Fund First Available during April 2003
 (2)  Fund First Available during January 1996             (14)   Fund First Available during June 2003
 (3)  Fund First Available during September 1996           (15)   Fund First Available during August 2003
 (4)  Fund First Available during February 1997            (16)   Fund First Available during September 2003
 (5)  Fund First Available during October 1997             (17)   Fund First Available during October 2003
 (6)  Fund First Available during May 1998                 (18)   Fund First Available during November 2003
 (7)  Fund First Available during February 2000            (19)   Fund First Available during December 2003
 (8)  Fund First Available during May 2000
 (9)  Fund First Available during October 2000
(10)  Fund First Available during May 2001
(11)  Fund First Available during November 2001
(12)  Fund First Available during May 2002

                                                    2003          2002          2001          2000
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.45 %

AIM VI DENT DEMOGRAPHIC TRENDS
        AUV at Beginning of Period                    $7.34        $10.99        $10.00 (5)
        AUV at End of Period                          $9.93         $7.34        $10.99
        Number of Accumulation Units
           Outstanding at End of Period           1,009,538       226,140        23,503

COLONIAL SMALL CAP VALUE FUND
        AUV at Beginning of Period                   $10.00 (15)
        AUV at End of Period                         $13.85
        Number of Accumulation Units
           Outstanding at End of Period             504,034

FIDELITY VIP EQUITY--INCOME
        AUV at Beginning of Period                    $7.83         $9.59        $10.00 (7)
        AUV at End of Period                         $10.03         $7.83         $9.59
        Number of Accumulation Units
           Outstanding at End of Period           2,445,416       321,872

FIDELITY VIP GROWTH
        AUV at Beginning of Period                    $6.37         $9.27        $10.00 (7)
        AUV at End of Period                          $8.32         $6.37         $9.27
        Number of Accumulation Units
           Outstanding at End of Period           3,789,443       534,403

ING AIM MID CAP GROWTH
        AUV at Beginning of Period                   $9.86         $14.64        $18.85        $21.70 (1)
        AUV at End of Period                        $14.01          $9.86        $14.64        $18.85
        Number of Accumulation Units
           Outstanding at End of Period          2,190,339      1,870,966     2,160,544     1,797,957

ING ALLIANCE MID CAP GROWTH
        AUV at Beginning of Period                  $10.06         $14.59        $17.17        $20.13 (1)
        AUV at End of Period                        $16.56         $10.06        $14.59        $17.17
        Number of Accumulation Units
           Outstanding at End of Period          2,956,816      1,918,853     1,780,512     1,239,023

ING AMERICAN FUNDS GROWTH PORTFOLIO
        AUV at Beginning of Period                   $10.00 (13)
        AUV at End of Period                         $10.77
        Number of Accumulation Units
           Outstanding at End of Period           1,864,132

ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
        AUV at Beginning of Period                   $10.00 (13)
        AUV at End of Period                         $10.99
        Number of Accumulation Units
           Outstanding at End of Period           1,348,350

ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
        AUV at Beginning of Period                   $10.00 (13)
        AUV at End of Period                         $11.62
        Number of Accumulation Units
           Outstanding at End of Period             641,852


Generations - 133975


                                       A6

                                                    2003          2002          2001          2000
ING CAPITAL GUARDIAN LARGE CAP VALUE
        AUV at Beginning of Period                   $7.52         $10.01        $10.54        $10.00 (1)
        AUV at End of Period                        $10.13          $7.52        $10.01        $10.54
        Number of Accumulation Units
           Outstanding at End of Period          9,374,553      6,465,467     4,561,875     1,537,946

ING CAPITAL GUARDIAN MANAGED GLOBAL
        AUV at Beginning of Period                  $13.71         $17.43        $20.08        $22.29 (1)
        AUV at End of Period                        $18.42         $13.71        $17.43        $20.08
        Number of Accumulation Units
           Outstanding at End of Period          2,876,283      2,246,289     1,775,926       965,140

ING CAPITAL GUARDIAN SMALL CAP
        AUV at Beginning of Period                  $13.09         $17.82        $18.35        $23.69 (1)
        AUV at End of Period                        $18.11         $13.09        $17.82        $18.35
        Number of Accumulation Units
           Outstanding at End of Period          3,883,332      2,986,430     2,714,045     1,586,595

ING DEVELOPING WORLD
        AUV at Beginning of Period                   $6.22          $7.07         $7.57        $11.66 (1)
        AUV at End of Period                         $8.99          $6.22         $7.07         $7.57
        Number of Accumulation Units
           Outstanding at End of Period          1,925,674      1,365,017     1,495,431       760,058

ING EAGLE ASSET VALUE EQUITY
        AUV at Beginning of Period                  $14.92         $18.25        $19.38        $17.48 (1)
        AUV at End of Period                        $18.41         $14.92        $18.25        $19.38
        Number of Accumulation Units
           Outstanding at End of Period          1,303,905      1,201,589       833,753       472,034

ING FMR(SM) DIVERSIFIED MID--CAP
        AUV at Beginning of Period                   $7.22          $9.09         $9.88        $10.00 (3)
        AUV at End of Period                         $9.50          $7.22         $9.09         $9.88
        Number of Accumulation Units
           Outstanding at End of Period          2,850,229      1,947,601       959,092       131,431

ING GET FUND - SERIES V
        AUV at Beginning of Period                   $10.00 (11)
        AUV at End of Period                          $9.73
        Number of Accumulation Units
           Outstanding at End of Period           9,202,842

ING GET U.S. CORE PORTFOLIO - SERIES 1
        AUV at Beginning of Period                   $10.00 (11)
        AUV at End of Period                         $10.25
        Number of Accumulation Units
           Outstanding at End of Period           6,174,490

ING GOLDMAN SACHS INTERNET TOLLKEEPER
        AUV at Beginning of Period                   $4.64          $7.61        $10.00 (4)
        AUV at End of Period                         $6.45          $4.64         $7.61
        Number of Accumulation Units
           Outstanding at End of Period          1,534,119        519,244        89,535

ING HARD ASSETS
        AUV at Beginning of Period                  $13.94         $14.03        $16.20        $16.12 (1)
        AUV at End of Period                        $20.91         $13.94        $14.03        $16.20
        Number of Accumulation Units
           Outstanding at End of Period            826,628        436,185       144,214        57,353

ING INTERNATIONAL EQUITY
        AUV at Beginning of Period                   $7.19          $8.70        $11.43        $15.02 (6)
        AUV at End of Period                         $9.15          $7.19         $8.70        $11.43
        Number of Accumulation Units
           Outstanding at End of Period          2,278,889      1,834,152     1,624,384     1,257,278

ING JANUS GROWTH AND INCOME
        AUV at Beginning of Period                   $7.04          $8.87         $9.94        $10.00 (3)
        AUV at End of Period                         $8.50          $7.04         $8.87         $9.94
        Number of Accumulation Units
           Outstanding at End of Period          4,499,898      2,831,575     1,698,201       170,460


Generations - 133975


                                       A7

                                                    2003          2002          2001          2000
ING JANUS SPECIAL EQUITY
        AUV at Beginning of Period                   $6.07          $8.32         $8.89        $10.00 (3)
        AUV at End of Period                         $9.00          $6.07         $8.32         $8.89
        Number of Accumulation Units
           Outstanding at End of Period            934,004        610,059       538,057        76,347

ING JENNISON EQUITY OPPORTUNITIES
        AUV at Beginning of Period                  $14.96         $21.46        $25.03        $29.44 (1)
        AUV at End of Period                        $19.33         $14.96        $21.46        $25.03
        Number of Accumulation Units
           Outstanding at End of Period          1,900,374      1,951,375     1,862,499     1,210,622

ING JP MORGAN FLEMING INTERNATIONAL PORTFOLIO
        AUV at Beginning of Period                  $10.00 (13)
        AUV at End of Period                        $11.87
        Number of Accumulation Units
           Outstanding at End of Period             77,955

ING JP MORGAN FLEMING SMALLCAP
        AUV at Beginning of Period                   $7.84         $10.00 (7)
        AUV at End of Period                        $10.37          $7.84
        Number of Accumulation Units
           Outstanding at End of Period          1,251,726        209,858

ING JULIUS BAER FOREIGN PORTFOLIO
        AUV at Beginning of Period                   $8.22         $10.00 (7)
        AUV at End of Period                        $10.63          $8.22
        Number of Accumulation Units
           Outstanding at End of Period            502,551        106,211

ING LIMITED MATURITY BOND
        AUV at Beginning of Period                  $19.95         $18.88        $17.60        $16.56 (1)
        AUV at End of Period                        $20.22         $19.95        $18.88        $17.60
        Number of Accumulation Units
           Outstanding at End of Period          4,019,585      3,840,533     2,416,706       849,473

ING LIQUID ASSETS
        AUV at Beginning of Period                  $15.66         $15.67        $15.31        $14.70 (1)
        AUV at End of Period                        $15.55         $15.66        $15.67        $15.31
        Number of Accumulation Units
           Outstanding at End of Period          9,522,307     10,877,063    12,017,917     7,270,477

ING MARSICO GROWTH
        AUV at Beginning of Period                  $10.48         $15.10        $21.96        $29.12 (1)
        AUV at End of Period                        $13.71         $10.48        $15.10        $21.96
        Number of Accumulation Units
           Outstanding at End of Period          6,824,703      5,599,657     6,476,226     4,730,311

ING MERCURY FOCUS VALUE
        AUV at Beginning of Period                   $8.37         $10.00 (7)
        AUV at End of Period                        $10.82          $8.37
        Number of Accumulation Units
           Outstanding at End of Period            392,802         91,571

ING MERCURY FUNDAMENTAL GROWTH
        AUV at Beginning of Period                   $7.97         $10.00 (7)
        AUV at End of Period                         $9.97          $7.97
        Number of Accumulation Units
           Outstanding at End of Period            237,787         27,664

ING MFS MID CAP GROWTH
        AUV at Beginning of Period                  $16.01         $31.73        $42.16        $38.56 (1)
        AUV at End of Period                        $21.95         $16.01        $31.73        $42.16
        Number of Accumulation Units
           Outstanding at End of Period          3,776,334      3,084,372     3,144,090     1,992,588

ING MFS RESEARCH
        AUV at Beginning of Period                  $15.07         $20.35        $26.30        $26.94 (1)
        AUV at End of Period                        $18.50         $15.07        $20.35        $26.30
        Number of Accumulation Units
           Outstanding at End of Period          2,836,831      2,475,752     2,427,133     1,500,906


Generations - 133975


                                       A8

                                                    2003          2002          2001          2000
ING MFS TOTAL RETURN
        AUV at Beginning of Period                  $19.15         $20.47        $20.68        $17.46 (1)
        AUV at End of Period                        $22.03         $19.15        $20.47        $20.68
        Number of Accumulation Units
           Outstanding at End of Period          6,645,212      4,962,123     3,612,214     1,350,560

ING PIMCO CORE BOND
        AUV at Beginning of Period                  $12.65         $11.81        $11.70        $11.44 (1)
        AUV at End of Period                        $13.06         $12.65        $11.81        $11.70
        Number of Accumulation Units
           Outstanding at End of Period          6,415,052      4,516,490     1,400,922       381,139

ING SALOMON BROTHERS AGGRESSIVE GROWTH PORT.
        AUV at Beginning of Period                  $10.00 (13)
        AUV at End of Period                        $10.81
        Number of Accumulation Units
           Outstanding at End of Period            192,028

ING SALOMON BROTHERS ALL CAP
        AUV at Beginning of Period                   $8.54         $11.64        $11.59        $10.00 (1)
        AUV at End of Period                        $11.68          $8.54        $11.64        $11.59
        Number of Accumulation Units
           Outstanding at End of Period          5,835,012      4,205,151     3,977,598     1,200,520

ING SALOMON BROTHERS INVESTORS
        AUV at Beginning of Period                   $8.06         $10.62        $11.26        $10.00 (1)
        AUV at End of Period                        $10.42          $8.06        $10.62        $11.26
        Number of Accumulation Units
           Outstanding at End of Period          2,060,651      1,674,081     1,224,296       313,828

ING T. ROWE PRICE CAPITAL APPRECIATION
        AUV at Beginning of Period                  $27.72         $27.99        $25.84        $20.89 (1)
        AUV at End of Period                        $34.21         $27.72        $27.99        $25.84
        Number of Accumulation Units
           Outstanding at End of Period          5,743,181      4,380,117     2,279,908       507,008

ING T. ROWE PRICE EQUITY INCOME
        AUV at Beginning of Period                  $20.28         $23.71        $23.74        $20.18 (1)
        AUV at End of Period                        $25.02         $20.28        $23.71        $23.74
        Number of Accumulation Units
           Outstanding at End of Period          3,297,900      2,137,260     1,599,946       470,889

ING VAN KAMPEN EQUITY GROWTH
        AUV at Beginning of Period                   $7.82         $10.00 (7)
        AUV at End of Period                         $9.53          $7.82
        Number of Accumulation Units
           Outstanding at End of Period            566,448        115,969

ING VAN KAMPEN GLOBAL FRANCHISE
        AUV at Beginning of Period                   $8.84         $10.00 (7)
        AUV at End of Period                        $11.00          $8.84
        Number of Accumulation Units
           Outstanding at End of Period            885,643        255,324

ING VAN KAMPEN GROWTH & INCOME
        AUV at Beginning of Period                  $18.08         $21.53        $24.81        $25.53 (1)
        AUV at End of Period                        $22.79         $18.08        $21.53        $24.81
        Number of Accumulation Units
           Outstanding at End of Period          2,615,475      1,951,607     1,737,220     1,073,372

ING VAN KAMPEN REAL ESTATE
        AUV at Beginning of Period                  $27.82         $28.18        $26.44        $20.64 (1)
        AUV at End of Period                        $37.77         $27.82        $28.18        $26.44
        Number of Accumulation Units
           Outstanding at End of Period          1,439,332        947,489       414,152       211,380

ING VP BOND PORTFOLIO
        AUV at Beginning of Period                  $10.64         $10.00 (7)
        AUV at End of Period                        $11.12         $10.64
        Number of Accumulation Units
           Outstanding at End of Period            897,486        665,314


Generations - 133975


                                       A9

                                                    2003          2002          2001          2000
ING VP GROWTH OPPORTUNITIES
        AUV at Beginning of Period                   $5.26          $7.79        $10.00 (4)
        AUV at End of Period                         $6.86          $5.26         $7.79
        Number of Accumulation Units
           Outstanding at End of Period            696,848        297,927        83,427

ING VP INDEX PLUS LARGECAP PORTFOLIO
        AUV at Beginning of Period                  $10.00 (12)
        AUV at End of Period                         $8.97
        Number of Accumulation Units
           Outstanding at End of Period          1,239,109

ING VP INDEX PLUS MIDCAP PORTFOLIO
        AUV at Beginning of Period                  $10.00 (15)
        AUV at End of Period                        $11.13
        Number of Accumulation Units
           Outstanding at End of Period            317,218

ING VP INDEX PLUS SMALLCAP PORTFOLIO
        AUV at Beginning of Period                  $10.00 (15)
        AUV at End of Period                        $11.53
        Number of Accumulation Units
           Outstanding at End of Period            255,326

ING VP MAGNACAP
        AUV at Beginning of Period                   $7.10          $9.35        $10.00 (4)
        AUV at End of Period                         $9.14          $7.10         $9.35
        Number of Accumulation Units
           Outstanding at End of Period            647,836        307,643        91,138

ING VP SMALLCAP OPPORTUNITIES
        AUV at Beginning of Period                   $4.62          $8.33        $10.00 (4)
        AUV at End of Period                         $6.30          $4.62         $8.33
        Number of Accumulation Units
           Outstanding at End of Period          2,408,687      1,042,746       268,186

ING VP WORLDWIDE GROWTH
        AUV at Beginning of Period                   $5.20          $7.02         $8.75        $10.00 (2)
        AUV at End of Period                         $6.62          $5.20         $7.02         $8.75
        Number of Accumulation Units
           Outstanding at End of Period          1,303,851        859,281       479,640       169,871

INVESCO VIF HEALTH SCIENCES
        AUV at Beginning of Period                   $7.65         $10.27        $10.00 (5)
        AUV at End of Period                         $9.63          $7.65        $10.27
        Number of Accumulation Units
           Outstanding at End of Period          1,881,172        481,392        38,465

INVESCO VIF LEISURE FUND
        AUV at Beginning of Period                   $8.44         $10.00 (7)
        AUV at End of Period                        $10.70          $8.44
        Number of Accumulation Units
           Outstanding at End of Period            567,796        132,019

INVESCO VIF--FINANCIAL SERVICES
        AUV at Beginning of Period                   $7.85          $9.36        $10.00 (5)
        AUV at End of Period                        $10.03          $7.85         $9.36
        Number of Accumulation Units
           Outstanding at End of Period          1,345,964        491,869        37,443

INVESCO VIF--UTILITIES
        AUV at Beginning of Period                   $6.37          $8.11        $10.00 (5)
        AUV at End of Period                         $7.37          $6.37         $8.11
        Number of Accumulation Units
           Outstanding at End of Period            588,433        152,798         8,161


Generations - 133975


                                      A10

                                                    2003          2002          2001          2000
JENNISON PORTFOLIO
        AUV at Beginning of Period                   $4.27          $6.29         $7.84        $10.00 (2)
        AUV at End of Period                         $5.45          $4.27         $6.29         $7.84
        Number of Accumulation Units
           Outstanding at End of Period                         1,366,874     1,272,891       242,694

LIBERTY ASSET ALLOCATION FUND VAR.
        AUV at Beginning of Period                  $10.00 (10)
        AUV at End of Period                        $11.99
        Number of Accumulation Units
           Outstanding at End of Period             24,316

LIBERTY EQUITY FUND VAR.
        AUV at Beginning of Period                   $6.56 (10)
        AUV at End of Period                         $8.02
        Number of Accumulation Units
           Outstanding at End of Period             44,064

LIBERTY FEDERAL SECURITIES FUND VAR.
        AUV at Beginning of Period                  $10.00 (10)
        AUV at End of Period                        $10.09
        Number of Accumulation Units
           Outstanding at End of Period              3,090

LIBERTY SMALL CO. GROWTH FUND VAR.
        AUV at Beginning of Period                  $10.00
        AUV at End of Period                        $14.98
        Number of Accumulation Units
           Outstanding at End of Period              1,018

PIMCO HIGH YIELD PORTFOLIO
        AUV at Beginning of Period                   $9.82         $10.08        $10.00        $10.16 (1)
        AUV at End of Period                        $11.89          $9.82        $10.08        $10.00
        Number of Accumulation Units
           Outstanding at End of Period          7,368,292      3,925,319     2,641,283       908,512

PIMCO STOCKSPLUS GROWTH & INCOME
        AUV at Beginning of Period                   $8.03         $10.21        $11.70        $12.52 (1)
        AUV at End of Period                        $10.32          $8.03        $10.21        $11.70
        Number of Accumulation Units
           Outstanding at End of Period          1,818,112      2,241,996     2,222,192     1,178,840

PIONEER FUND VCT
        AUV at Beginning of Period                   $7.47          $9.38        $10.00 (5)
        AUV at End of Period                         $9.08          $7.47         $9.38
        Number of Accumulation Units
           Outstanding at End of Period            884,740        295,688         5,663

PIONEER MID CAP VALUE
        AUV at Beginning of Period                   $9.36         $10.71        $10.00 (5)
        AUV at End of Period                        $12.64          $9.36        $10.71
        Number of Accumulation Units
           Outstanding at End of Period          2,350,778        728,410        98,183

PROFOUND VP BULL
        AUV at Beginning of Period                   $6.66          $8.89        $10.00 (4)
        AUV at End of Period                         $8.25          $6.66         $8.89
        Number of Accumulation Units
           Outstanding at End of Period          3,673,934      1,271,888       267,236

PROFOUND VP EUROPE 30
        AUV at Beginning of Period                   $6.05          $8.26        $10.00 (4)
        AUV at End of Period                         $8.27          $6.05         $8.26
        Number of Accumulation Units
           Outstanding at End of Period            786,491      1,365,500       568,994

PROFUND VP RISING RATES OPPORTUNITY
        AUV at Beginning of Period                  $10.00 (14)
        AUV at End of Period                         $9.36
        Number of Accumulation Units
           Outstanding at End of Period            214,510


Generations - 133975


                                      A11

                                                    2003          2002          2001          2000
PROFOUND VP SMALL CAP
        AUV at Beginning of Period                   $7.21          $9.43        $10.00 (4)
        AUV at End of Period                        $10.41          $7.21         $9.43
        Number of Accumulation Units
           Outstanding at End of Period          3,015,456      1,133,339       403,215

SP JENNISON INTERNATIONAL GROWTH
        AUV at Beginning of Period                   $4.11          $5.41         $8.56        $10.00 (3)
        AUV at End of Period                         $5.64          $4.11         $5.41         $8.56
        Number of Accumulation Units
           Outstanding at End of Period          2,035,467        519,700       385,101        44,024

FOOTNOTES
(1)     Fund First Available during October 1993           (10)    Fund First Available during April 2003
(2)     Fund First Available during January 1995           (11)    Fund First Available during June 2003
(3)     Fund First Available during October 1995           (12)    Fund First Available during August 2003
(4)     Fund First Available during January 1996           (13)    Fund First Available during September 2003
(5)     Fund First Available during September 1996         (14)    Fund First Available during October 2003
(6)     Fund First Available during February 1997          (15)    Fund First Available during  November 2003
(7)     Fund First Available during May 1998               (16)    Fund First Available during Decembeer 2003
(8)     Fund First Available during October 2000
(9)     Fund First Available during May 2001

                                                 2003            2002          2001         2000          1999
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.55 %

AIM VI DENT DEMOGRAPHIC TRENDS
       AUV at Beginning of Period                 $7.33         $10.99        $10.00 (11)
       AUV at End of Period                       $9.91          $7.33        $10.99
       Number of Accumulation Units
          Outstanding at End of Period          178,911         43,074        77,645

COLONIAL SMALL CAP VALUE FUND
       AUV at Beginning of Period                $10.00 (20)
       AUV at End of Period                      $13.84
       Number of Accumulation Units
          Outstanding at End of Period           82,669

FIDELITY VIP EQUITY--INCOME
       AUV at Beginning of Period                 $7.82          $9.58        $10.00 (12)
       AUV at End of Period                      $10.01          $7.82         $9.58
       Number of Accumulation Units
          Outstanding at End of Period          591,447        185,665

FIDELITY VIP GROWTH
       AUV at Beginning of Period                 $6.36          $9.27        $10.00 (12)
       AUV at End of Period                       $8.30          $6.36         $9.27
       Number of Accumulation Units
          Outstanding at End of Period          502,112        219,815

ING AIM MID CAP GROWTH
       AUV at Beginning of Period                 $9.80         $14.57        $18.78         $21.78        $14.16
       AUV at End of Period                      $13.91          $9.80        $14.57         $18.78        $21.78
       Number of Accumulation Units
          Outstanding at End of Period        1,824,861      1,999,023     2,640,192      3,565,531     2,655,079

ING ALLIANCE MID CAP GROWTH
       AUV at Beginning of Period                 $9.99         $14.51        $17.09         $20.94        $16.94
       AUV at End of Period                      $16.43          $9.99        $14.51         $17.09        $20.94
       Number of Accumulation Units
          Outstanding at End of Period        4,192,754      4,478,810     5,716,524      6,622,519     6,210,698

ING AMERICAN FUNDS GROWTH PORTFOLIO
       AUV at Beginning of Period                $10.00 (18)
       AUV at End of Period                      $10.77
       Number of Accumulation Units
          Outstanding at End of Period          388,436

ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
       AUV at Beginning of Period                $10.00 (18)
       AUV at End of Period                      $10.98
       Number of Accumulation Units
          Outstanding at End of Period          397,600

ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
       AUV at Beginning of Period                $10.00 (18)
       AUV at End of Period                      $11.61
       Number of Accumulation Units
          Outstanding at End of Period          137,440

                                                1998          1997            1996           1995
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.55 %

AIM VI DENT DEMOGRAPHIC TRENDS
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

COLONIAL SMALL CAP VALUE FUND
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

FIDELITY VIP EQUITY--INCOME
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

FIDELITY VIP GROWTH
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

ING AIM MID CAP GROWTH
       AUV at Beginning of Period                $14.26        $11.76         $10.01         $10.00 (1)
       AUV at End of Period                      $14.16        $14.26         $11.76         $10.01
       Number of Accumulation Units
          Outstanding at End of Period        1,731,615     1,361,070        968,694        152,633

ING ALLIANCE MID CAP GROWTH
       AUV at Beginning of Period                $15.36        $12.47         $10.00 (3)
       AUV at End of Period                      $16.94        $15.36         $12.47
       Number of Accumulation Units
          Outstanding at End of Period        3,474,460     1,288,333        173,758

ING AMERICAN FUNDS GROWTH PORTFOLIO
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period


Generations - 133975


                                      A12

                                                 2003            2002          2001         2000          1999
ING CAPITAL GUARDIAN LARGE CAP VALUE
       AUV at Beginning of Period                 $7.50          $9.99        $10.53         $10.00 (7)
       AUV at End of Period                      $10.09          $7.50         $9.99         $10.53
       Number of Accumulation Units
          Outstanding at End of Period        2,408,098      2,128,387     1,783,085        770,213

ING CAPITAL GUARDIAN MANAGED GLOBAL
       AUV at Beginning of Period                $13.59         $17.30        $19.94         $23.71        $14.75
       AUV at End of Period                      $18.24         $13.59        $17.30         $19.94        $23.71
       Number of Accumulation Units
          Outstanding at End of Period        2,499,768      2,796,359     3,208,566      3,496,637     3,306,922

ING CAPITAL GUARDIAN SMALL CAP
       AUV at Beginning of Period                $13.00         $17.71        $18.26         $22.68        $15.30
       AUV at End of Period                      $17.97         $13.00        $17.71         $18.26        $22.68
       Number of Accumulation Units
          Outstanding at End of Period        3,768,841      4,048,976     4,908,965      5,436,275     4,514,345

ING DEVELOPING WORLD
       AUV at Beginning of Period                 $6.19          $7.04         $7.55         $11.58         $7.27
       AUV at End of Period                       $8.93          $6.19         $7.04          $7.55        $11.58
       Number of Accumulation Units
          Outstanding at End of Period        1,347,745      1,372,717     1,610,890        991,863       926,115

ING EAGLE ASSET VALUE EQUITY
       AUV at Beginning of Period                $14.82         $18.15        $19.29         $18.01        $18.20
       AUV at End of Period                      $18.27         $14.82        $18.15         $19.29        $18.01
       Number of Accumulation Units
          Outstanding at End of Period        1,905,659      2,133,007     2,428,124      2,589,777     2,709,066

ING FMR(SM) DIVERSIFIED MID--CAP
       AUV at Beginning of Period                 $7.21          $9.08         $9.87         $10.00 (9)
       AUV at End of Period                       $9.47          $7.21         $9.08          $9.87
       Number of Accumulation Units
          Outstanding at End of Period          492,657        504,098       261,790        185,852

ING GOLDMAN SACHS INTERNET TOLLKEEPER
       AUV at Beginning of Period                 $4.64          $7.61        $10.00 (10)
       AUV at End of Period                       $6.44          $4.64         $7.61
       Number of Accumulation Units
          Outstanding at End of Period          228,338        109,776        36,477

ING HARD ASSETS
       AUV at Beginning of Period                $13.76         $13.87        $16.03         $17.09        $14.07
       AUV at End of Period                      $20.62         $13.76        $13.87         $16.03        $17.09
       Number of Accumulation Units
          Outstanding at End of Period          549,898        561,649       458,820        598,435       696,930

ING INTERNATIONAL EQUITY
       AUV at Beginning of Period                 $7.14          $8.65        $11.37         $15.59        $10.32
       AUV at End of Period                       $9.08          $7.14         $8.65         $11.37        $15.59
       Number of Accumulation Units
          Outstanding at End of Period        1,583,400      1,745,092     2,043,470      2,474,741     1,959,321

ING JANUS GROWTH AND INCOME
       AUV at Beginning of Period                 $7.03          $8.86         $9.94         $10.00 (9)
       AUV at End of Period                       $8.48          $7.03         $8.86          $9.94
       Number of Accumulation Units
          Outstanding at End of Period          754,836        719,851       470,484         88,531

ING JANUS SPECIAL EQUITY
       AUV at Beginning of Period                 $6.06          $8.31         $8.89         $10.00 (9)
       AUV at End of Period                       $8.97          $6.06         $8.31          $8.89
       Number of Accumulation Units
          Outstanding at End of Period          240,606        162,394       158,129         85,716

ING JENNISON EQUITY OPPORTUNITIES
       AUV at Beginning of Period                $14.82         $21.28        $24.85         $29.77        $24.26
       AUV at End of Period                      $19.13         $14.82        $21.28         $24.85        $29.77
       Number of Accumulation Units
          Outstanding at End of Period        2,572,697      2,915,036     3,688,603      4,174,489     3,839,680

ING JP MORGAN FLEMING INTERNATIONAL PORTFOLIO
       AUV at Beginning of Period                $10.00 (18)
       AUV at End of Period                      $11.87
       Number of Accumulation Units
          Outstanding at End of Period           11,753

ING JP MORGAN FLEMING SMALLCAP
       AUV at Beginning of Period                 $7.84         $10.00 (12)
       AUV at End of Period                      $10.36          $7.84
       Number of Accumulation Units
          Outstanding at End of Period           99,605         31,084

                                                1998          1997            1996           1995
ING CAPITAL GUARDIAN LARGE CAP VALUE
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

ING CAPITAL GUARDIAN MANAGED GLOBAL
       AUV at Beginning of Period                $11.58        $10.49          $9.49          $9.24 (1)
       AUV at End of Period                      $14.75        $11.58         $10.49          $9.49
       Number of Accumulation Units
          Outstanding at End of Period        3,354,682     2,721,529      1,375,023

ING CAPITAL GUARDIAN SMALL CAP
       AUV at Beginning of Period                $12.84        $11.82         $10.00         $10.00 (2)
       AUV at End of Period                      $15.30        $12.84         $11.82         $10.00
       Number of Accumulation Units
          Outstanding at End of Period        3,086,639     2,049,765      1,316,663             --

ING DEVELOPING WORLD
       AUV at Beginning of Period                $10.00 (6)
       AUV at End of Period                       $7.27
       Number of Accumulation Units
          Outstanding at End of Period           82,414

ING EAGLE ASSET VALUE EQUITY
       AUV at Beginning of Period                $18.20        $14.53         $13.34         $12.40 (1)
       AUV at End of Period                      $18.20        $18.20         $14.53         $13.34
       Number of Accumulation Units
          Outstanding at End of Period        2,736,311     1,793,172      1,052,064        179,453

ING FMR(SM) DIVERSIFIED MID--CAP
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

ING GOLDMAN SACHS INTERNET TOLLKEEPER
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

ING HARD ASSETS
       AUV at Beginning of Period                $20.29        $19.42         $14.80         $14.57 (1)
       AUV at End of Period                      $14.07        $20.29         $19.42         $14.80
       Number of Accumulation Units
          Outstanding at End of Period          609,087       637,191        341,711         26,605

ING INTERNATIONAL EQUITY
       AUV at Beginning of Period                 $9.95        $10.34         $10.00 (5)
       AUV at End of Period                      $10.32         $9.95         $10.34
       Number of Accumulation Units
          Outstanding at End of Period          680,861        36,098

ING JANUS GROWTH AND INCOME
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

ING JANUS SPECIAL EQUITY
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

ING JENNISON EQUITY OPPORTUNITIES
       AUV at Beginning of Period                $21.87        $17.22         $14.55         $14.16 (1)
       AUV at End of Period                      $24.26        $21.87         $17.22         $14.55
       Number of Accumulation Units
          Outstanding at End of Period        2,787,732     1,772,316      1,106,359        326,610

ING JP MORGAN FLEMING INTERNATIONAL PORTFOLIO
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

ING JP MORGAN FLEMING SMALLCAP
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period


Generations - 133975


                                      A13

                                                 2003            2002          2001         2000          1999
ING JULIUS BAER FOREIGN PORTFOLIO
       AUV at Beginning of Period                 $8.22         $10.00 (12)
       AUV at End of Period                      $10.61          $8.22
       Number of Accumulation Units
          Outstanding at End of Period          108,890         33,208

ING LIMITED MATURITY BOND
       AUV at Beginning of Period                $19.73         $18.69        $17.45         $16.45        $16.52
       AUV at End of Period                      $19.98         $19.73        $18.69         $17.45        $16.45
       Number of Accumulation Units
          Outstanding at End of Period        2,413,916      3,063,486     2,547,141      1,769,356     1,835,681

ING LIQUID ASSETS
       AUV at Beginning of Period                $15.51         $15.54        $15.19         $14.55        $14.11
       AUV at End of Period                      $15.39         $15.51        $15.54         $15.19        $14.55
       Number of Accumulation Units
          Outstanding at End of Period        3,967,468      5,577,967     7,210,822      5,535,947     7,668,618

ING MARSICO GROWTH
       AUV at Beginning of Period                $10.41         $15.01        $21.86         $28.46        $16.22
       AUV at End of Period                      $13.60         $10.41        $15.01         $21.86        $28.46
       Number of Accumulation Units
          Outstanding at End of Period        7,363,429      8,151,064    11,192,041     13,563,138    11,168,535

ING MERCURY FOCUS VALUE
       AUV at Beginning of Period                 $8.36         $10.00 (12)
       AUV at End of Period                      $10.80          $8.36
       Number of Accumulation Units
          Outstanding at End of Period           78,050         69,302

ING MERCURY FUNDAMENTAL GROWTH
       AUV at Beginning of Period                 $7.97         $10.00 (12)
       AUV at End of Period                       $9.96          $7.97
       Number of Accumulation Units
          Outstanding at End of Period           30,926         18,057

ING MFS MID CAP GROWTH
       AUV at Beginning of Period                $15.88         $31.50        $41.89         $39.34        $22.31
       AUV at End of Period                      $21.75         $15.88        $31.50         $41.89        $39.34
       Number of Accumulation Units
          Outstanding at End of Period        3,416,000      3,781,798     4,965,396      5,926,553     3,717,261

ING MFS RESEARCH
       AUV at Beginning of Period                $14.95         $20.21        $26.13         $27.80        $22.73
       AUV at End of Period                      $18.33         $14.95        $20.21         $26.13        $27.80
       Number of Accumulation Units
          Outstanding at End of Period        4,358,136      4,975,285     6,799,019      7,760,199     7,240,462

ING MFS TOTAL RETURN
       AUV at Beginning of Period                $18.99         $20.33        $20.55         $17.91        $17.60
       AUV at End of Period                      $21.83         $18.99        $20.33         $20.55        $17.91
       Number of Accumulation Units
          Outstanding at End of Period        5,459,084      5,740,870     6,331,856      6,431,976     6,739,205

ING PIMCO CORE BOND
       AUV at Beginning of Period                $12.55         $11.73        $11.63         $11.70        $13.00
       AUV at End of Period                      $12.94         $12.55        $11.73         $11.63        $11.70
       Number of Accumulation Units
          Outstanding at End of Period        1,936,849      2,142,595       813,599        490,810       382,608

ING SALOMON BROTHERS AGGRESSIVE GROWTH
       AUV at Beginning of Period                $10.00 (18)
       AUV at End of Period                      $10.81
       Number of Accumulation Units
          Outstanding at End of Period           16,860

ING SALOMON BROTHERS ALL CAP
       AUV at Beginning of Period                 $8.51         $11.62        $11.58         $10.00 (7)
       AUV at End of Period                      $11.64          $8.51        $11.62         $11.58
       Number of Accumulation Units
          Outstanding at End of Period        1,646,965      1,646,987     2,043,716      1,155,496

ING SALOMON BROTHERS INVESTORS
       AUV at Beginning of Period                 $8.04         $10.60        $11.25         $10.00 (7)
       AUV at End of Period                      $10.38          $8.04        $10.60         $11.25
       Number of Accumulation Units
          Outstanding at End of Period          565,048        590,391       533,884        198,869

ING T. ROWE PRICE CAPITAL APPRECIATION
       AUV at Beginning of Period                $27.37         $27.67        $25.57         $21.29        $20.23
       AUV at End of Period                      $33.75         $27.37        $27.67         $25.57        $21.29
       Number of Accumulation Units
          Outstanding at End of Period        3,717,807      4,093,955     3,679,280      3,165,782     3,304,307

                                                1998          1997            1996           1995
ING JULIUS BAER FOREIGN PORTFOLIO
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

ING LIMITED MATURITY BOND
       AUV at Beginning of Period                $15.70        $14.95         $14.56         $14.20 (1)
       AUV at End of Period                      $16.52        $15.70         $14.95         $14.56
       Number of Accumulation Units
          Outstanding at End of Period        1,121,401       462,583        349,417        136,553

ING LIQUID ASSETS
       AUV at Beginning of Period                $13.65        $13.19         $12.76         $12.63 (1)
       AUV at End of Period                      $14.11        $13.65         $13.19         $12.76
       Number of Accumulation Units
          Outstanding at End of Period        2,964,038     1,132,057        383,231         93,239

ING MARSICO GROWTH
       AUV at Beginning of Period                $12.99        $11.40         $10.00 (4)
       AUV at End of Period                      $16.22        $12.99         $11.40
       Number of Accumulation Units
          Outstanding at End of Period        2,452,150       763,169

ING MERCURY FOCUS VALUE
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

ING MERCURY FUNDAMENTAL GROWTH
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

ING MFS MID CAP GROWTH
       AUV at Beginning of Period                $18.45        $15.66         $13.19         $12.93 (3)
       AUV at End of Period                      $22.31        $18.45         $15.66         $13.19
       Number of Accumulation Units
          Outstanding at End of Period        1,527,665       518,640         56,163

ING MFS RESEARCH
       AUV at Beginning of Period                $18.77        $15.87         $13.07         $12.23 (4)
       AUV at End of Period                      $22.73        $18.77         $15.87         $13.07
       Number of Accumulation Units
          Outstanding at End of Period        3,875,695       816,216

ING MFS TOTAL RETURN
       AUV at Beginning of Period                $16.02        $13.46         $12.03         $11.39 (4)
       AUV at End of Period                      $17.60        $16.02         $13.46         $12.03
       Number of Accumulation Units
          Outstanding at End of Period        3,973,034       746,754

ING PIMCO CORE BOND
       AUV at Beginning of Period                $11.81        $11.91         $11.53         $11.18 (6)
       AUV at End of Period                      $13.00        $11.81         $11.91         $11.53
       Number of Accumulation Units
          Outstanding at End of Period          119,924           310

ING SALOMON BROTHERS AGGRESSIVE GROWTH
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

ING SALOMON BROTHERS ALL CAP
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

ING SALOMON BROTHERS INVESTORS
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

ING T. ROWE PRICE CAPITAL APPRECIATION
       AUV at Beginning of Period                $19.40        $17.08         $14.91         $14.47 (1)
       AUV at End of Period                      $20.23        $19.40         $17.08         $14.91
       Number of Accumulation Units
          Outstanding at End of Period        2,780,652     1,766,390        952,517        184,364


Generations - 133975


                                      A14

                                                 2003            2002          2001         2000          1999
ING T. ROWE PRICE EQUITY INCOME
       AUV at Beginning of Period                $20.03         $23.43        $23.49         $21.12        $21.61
       AUV at End of Period                      $24.68         $20.03        $23.43         $23.49        $21.12
       Number of Accumulation Units
          Outstanding at End of Period        2,135,369      2,226,227     2,377,259      2,237,388     2,523,887

ING VAN KAMPEN EQUITY GROWTH
       AUV at Beginning of Period                 $7.81         $10.00 (12)
       AUV at End of Period                       $9.51          $7.81
       Number of Accumulation Units
          Outstanding at End of Period          122,975         36,457

ING VAN KAMPEN GLOBAL FRANCHISE
       AUV at Beginning of Period                 $8.84         $10.00 (12)
       AUV at End of Period                      $10.98          $8.84
       Number of Accumulation Units
          Outstanding at End of Period          189,266        135,600

ING VAN KAMPEN GROWTH & INCOME
       AUV at Beginning of Period                $17.94         $21.38        $24.67         $25.59        $22.43
       AUV at End of Period                      $22.59         $17.94        $21.38         $24.67        $25.59
       Number of Accumulation Units
          Outstanding at End of Period        6,186,431      6,933,409     8,520,621      9,797,232    10,160,317

ING VAN KAMPEN REAL ESTATE
       AUV at Beginning of Period                $27.47         $27.85        $26.16         $20.28        $21.42
       AUV at End of Period                      $37.25         $27.47        $27.85         $26.16        $20.28
       Number of Accumulation Units
          Outstanding at End of Period          740,624        784,789       715,123        738,551       742,364

ING VP BOND PORTFOLIO
       AUV at Beginning of Period                $10.63         $10.00 (12)
       AUV at End of Period                      $11.10         $10.63
       Number of Accumulation Units
          Outstanding at End of Period          314,718        290,354

ING VP GROWTH OPPORTUNITIES
       AUV at Beginning of Period                 $5.25          $7.78        $10.00 (10)
       AUV at End of Period                       $6.84          $5.25         $7.78
       Number of Accumulation Units
          Outstanding at End of Period          119,046        134,512        19,161

ING VP INDEX PLUS LARGECAP PORTFOLIO
       AUV at Beginning of Period                $10.00 (17)
       AUV at End of Period                       $8.94
       Number of Accumulation Units
          Outstanding at End of Period           65,973

ING VP MAGNACAP
       AUV at Beginning of Period                 $7.08          $9.34        $10.00 (10)
       AUV at End of Period                       $9.11          $7.08         $9.34
       Number of Accumulation Units
          Outstanding at End of Period           47,646         20,062         7,517

ING VP SMALLCAP OPPORTUNITIES
       AUV at Beginning of Period                 $4.61          $8.32        $10.00 (10)
       AUV at End of Period                       $6.28          $4.61         $8.32
       Number of Accumulation Units
          Outstanding at End of Period          269,277        139,362        61,322

ING VP WORLDWIDE GROWTH
       AUV at Beginning of Period                 $5.19          $7.01         $8.75         $10.00 (8)
       AUV at End of Period                       $6.59          $5.19         $7.01          $8.75
       Number of Accumulation Units
          Outstanding at End of Period          116,479        142,058       112,981         21,575

INVESCO VIF HEALTH SCIENCES
       AUV at Beginning of Period                 $7.63         $10.26        $10.00 (11)
       AUV at End of Period                       $9.60          $7.63        $10.26
       Number of Accumulation Units
          Outstanding at End of Period          180,195        166,543       110,902

INVESCO VIF LEISURE FUND
       AUV at Beginning of Period                 $8.43         $10.00 (12)
       AUV at End of Period                      $10.68          $8.43
       Number of Accumulation Units
          Outstanding at End of Period           57,779         28,020

INVESCO VIF--FINANCIAL SERVICES
       AUV at Beginning of Period                 $7.84          $9.36        $10.00 (11)
       AUV at End of Period                      $10.00          $7.84         $9.36
       Number of Accumulation Units
          Outstanding at End of Period          160,101        117,512        23,862

                                                1998          1997            1996           1995
ING T. ROWE PRICE EQUITY INCOME
       AUV at Beginning of Period                $20.28        $17.54         $16.38         $15.78 (1)
       AUV at End of Period                      $21.61        $20.28         $17.54         $16.38
       Number of Accumulation Units
          Outstanding at End of Period        1,980,778     1,485,966      1,117,238        370,515

ING VAN KAMPEN EQUITY GROWTH
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

ING VAN KAMPEN GLOBAL FRANCHISE
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

ING VAN KAMPEN GROWTH & INCOME
       AUV at Beginning of Period                $19.96        $15.62         $13.15         $12.09 (1)
       AUV at End of Period                      $22.43        $19.96         $15.62         $13.15
       Number of Accumulation Units
          Outstanding at End of Period        7,386,288     3,706,709      1,663,079        300,820

ING VAN KAMPEN REAL ESTATE
       AUV at Beginning of Period                $25.14        $20.79         $15.61         $14.76 (1)
       AUV at End of Period                      $21.42        $25.14         $20.79         $15.61
       Number of Accumulation Units
          Outstanding at End of Period          914,501       897,320        384,928         61,143

ING VP BOND PORTFOLIO
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

ING VP GROWTH OPPORTUNITIES
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

ING VP INDEX PLUS LARGECAP PORTFOLIO
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

ING VP MAGNACAP
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

ING VP SMALLCAP OPPORTUNITIES
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

ING VP WORLDWIDE GROWTH
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

INVESCO VIF HEALTH SCIENCES
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

INVESCO VIF LEISURE FUND
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

INVESCO VIF--FINANCIAL SERVICES
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period


Generations - 133975


                                      A15

                                                 2003            2002          2001         2000          1999
INVESCO VIF--UTILITIES
       AUV at Beginning of Period                 $6.36          $8.10        $10.00 (11)
       AUV at End of Period                       $7.35          $6.36         $8.10
       Number of Accumulation Units
          Outstanding at End of Period           91,472         86,525        18,795

JENNISON PORTFOLIO
       AUV at Beginning of Period                 $4.26          $6.28         $7.84         $10.00 (11)
       AUV at End of Period                       $5.43          $4.26         $6.28          $7.84
       Number of Accumulation Units
          Outstanding at End of Period          309,725        322,011       417,346         64,129

LIBERTY ASSET ALLOCATION FUND VAR.
       AUV at Beginning of Period                $10.00 (15)
       AUV at End of Period                      $11.98
       Number of Accumulation Units
          Outstanding at End of Period            3,319

LIBERTY EQUITY FUND VAR.
       AUV at Beginning of Period                 $6.54
       AUV at End of Period                       $7.99
       Number of Accumulation Units
          Outstanding at End of Period            8,746

LIBERTY SMALL CO. GROWTH FUND VAR.
       AUV at Beginning of Period                $10.00 (15)
       AUV at End of Period                      $14.97
       Number of Accumulation Units
          Outstanding at End of Period            1,232

PIMCO HIGH YIELD PORTFOLIO
       AUV at Beginning of Period                 $9.77         $10.04         $9.97         $10.21        $10.07
       AUV at End of Period                      $11.82          $9.77        $10.04          $9.97        $10.21
       Number of Accumulation Units
          Outstanding at End of Period        3,503,280      3,053,446     3,198,237      3,158,188     3,194,935

PIMCO STOCKSPLUS GROWTH & INCOME
       AUV at Beginning of Period                 $7.99         $10.18        $11.67         $13.10        $11.10
       AUV at End of Period                      $10.26          $7.99        $10.18         $11.67        $13.10
       Number of Accumulation Units
          Outstanding at End of Period        2,681,601      3,392,261     4,054,658      4,659,705     4,371,570

PIONEER FUND VCT
       AUV at Beginning of Period                 $7.46          $9.38        $10.00 (11)
       AUV at End of Period                       $9.06          $7.46         $9.38
       Number of Accumulation Units
          Outstanding at End of Period          258,851        144,235        14,633

PIONEER MID CAP VALUE
       AUV at Beginning of Period                 $9.35         $10.71        $10.00 (11)
       AUV at End of Period                      $12.61          $9.35        $10.71
       Number of Accumulation Units
          Outstanding at End of Period          597,101        509,210        27,109

PROFUND VP BULL
       AUV at Beginning of Period                 $6.65          $8.89        $10.00 (10)
       AUV at End of Period                       $8.22          $6.65         $8.89
       Number of Accumulation Units
          Outstanding at End of Period          354,864        194,395       256,467

PROFUND VP EUROPE 30
       AUV at Beginning of Period                 $6.04          $8.26        $10.00 (10)
       AUV at End of Period                       $8.24          $6.04         $8.26
       Number of Accumulation Units
          Outstanding at End of Period          147,115        156,757         5,726

PROFUND VP RISING RATES OPPORTUNITY
       AUV at Beginning of Period                $10.00 (19)
       AUV at End of Period                       $9.36
       Number of Accumulation Units
          Outstanding at End of Period          137,981

PROFUND VP SMALL CAP
       AUV at Beginning of Period                 $7.19          $9.42        $10.00 (10)
       AUV at End of Period                      $10.11          $7.19         $9.42
       Number of Accumulation Units
          Outstanding at End of Period          424,034        269,440        67,787

SP JENNISON INTERNATIONAL GROWTH
       AUV at Beginning of Period                 $4.10          $5.40         $8.56         $10.00 (9)
       AUV at End of Period                       $5.62          $4.10         $5.40          $8.56
       Number of Accumulation Units
          Outstanding at End of Period          188,212        120,334       101,972         64,843

                                                1998          1997            1996           1995
INVESCO VIF--UTILITIES
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

JENNISON PORTFOLIO
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

LIBERTY ASSET ALLOCATION FUND VAR.
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

LIBERTY EQUITY FUND VAR.
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

LIBERTY SMALL CO. GROWTH FUND VAR.
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

PIMCO HIGH YIELD PORTFOLIO
       AUV at Beginning of Period                $10.00 (6)
       AUV at End of Period                      $10.07
       Number of Accumulation Units
          Outstanding at End of Period        1,066,219

PIMCO STOCKSPLUS GROWTH & INCOME
       AUV at Beginning of Period                $10.00 (6)
       AUV at End of Period                      $11.10
       Number of Accumulation Units
          Outstanding at End of Period          942,738

PIONEER FUND VCT
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

PIONEER MID CAP VALUE
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

PROFUND VP BULL
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

PROFUND VP EUROPE 30
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

PROFUND VP RISING RATES OPPORTUNITY
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

PROFUND VP SMALL CAP
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

SP JENNISON INTERNATIONAL GROWTH
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period


Generations - 133975


                                      A16

FOOTNOTES
  (1)  Fund First Available during October 1995              (15)   Fund First Available during April 2003
  (2)  Fund First Available during January 1996              (16)   Fund First Available during June 2003
  (3)  Fund First Available during September 1996            (17)   Fund First Available during August 2003
  (4)  Fund First Available during February 1997             (18)   Fund First Available during September 2003
  (5)  Fund First Available during October 1997              (19)   Fund First Available during October 2003
  (6)  Fund First Available during May 1998                  (20)   Fund First Available during November 2003
  (7)  Fund First Available during February 2000             (21)   Fund First Available during December 2003
  (8)  Fund First Available during May 2000
  (9)  Fund First Available during October 2000
 (10)  Fund First Available during May 2001
 (11)  Fund First Available during November 2001
 (12)  Fund First Available during May 2002
 (13)  Fund First Available during September 2002
 (14)  Fund First Available during December 2002

                                                     2003          2002          2001          2000
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.65 %

AIM VI DENT DEMOGRAPHIC TRENDS
        AUV at Beginning of Period                    $7.32        $10.99        $10.00 (5)
        AUV at End of Period                          $9.89         $7.32        $10.99
        Number of Accumulation Units
           Outstanding at End of Period             343,647        95,005         9,170

COLONIAL SMALL CAP VALUE FUND
        AUV at Beginning of Period                   $10.00 (15)
        AUV at End of Period                         $13.83
        Number of Accumulation Units
           Outstanding at End of Period             202,533

FIDELITY VIP EQUITY--INCOME
        AUV at Beginning of Period                    $7.80         $9.58        $10.00 (7)
        AUV at End of Period                          $9.98         $7.80         $9.58
        Number of Accumulation Units
           Outstanding at End of Period             947,458       177,883            --

FIDELITY VIP GROWTH
        AUV at Beginning of Period                    $6.35         $9.26        $10.00 (7)
        AUV at End of Period                          $8.28         $6.35         $9.26
        Number of Accumulation Units
           Outstanding at End of Period           1,641,662       202,569            --

ING AIM MID CAP GROWTH
        AUV at Beginning of Period                    $9.71        $14.46        $18.65        $21.51 (1)
        AUV at End of Period                         $13.77         $9.71        $14.46        $18.65
        Number of Accumulation Units
           Outstanding at End of Period             477,375       335,993       414,298       185,121

ING ALLIANCE MID CAP GROWTH
        AUV at Beginning of Period                    $9.92        $14.42        $17.00        $19.97 (1)
        AUV at End of Period                         $16.31         $9.92        $14.42        $17.00
        Number of Accumulation Units
           Outstanding at End of Period             845,094       481,010       388,823       181,294

ING AMERICAN FUNDS GROWTH PORTFOLIO
        AUV at Beginning of Period                   $10.00 (13)
        AUV at End of Period                         $10.76
        Number of Accumulation Units
           Outstanding at End of Period           1,003,541

ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
        AUV at Beginning of Period                   $10.00 (13)
        AUV at End of Period                         $10.98
        Number of Accumulation Units
           Outstanding at End of Period             536,261

ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
        AUV at Beginning of Period                   $10.00 (13)
        AUV at End of Period                         $11.61
        Number of Accumulation Units
           Outstanding at End of Period             241,840


Generations - 133975


                                      A17

                                                     2003          2002          2001          2000
ING CAPITAL GUARDIAN LARGE CAP VALUE
        AUV at Beginning of Period                    $7.47         $9.97        $10.52        $10.00 (1)
        AUV at End of Period                         $10.05         $7.47         $9.97        $10.52
        Number of Accumulation Units
           Outstanding at End of Period           3,956,879     2,660,134     1,400,044       181,541

ING CAPITAL GUARDIAN MANAGED GLOBAL
        AUV at Beginning of Period                   $13.43        $17.11        $19.75        $21.96 (1)
        AUV at End of Period                         $18.01        $13.43        $17.11        $19.75
        Number of Accumulation Units
           Outstanding at End of Period           1,411,896     1,121,604       791,259       406,790

ING CAPITAL GUARDIAN SMALL CAP
        AUV at Beginning of Period                   $12.91        $17.60        $18.17        $23.49 (1)
        AUV at End of Period                         $17.82        $12.91        $17.60        $18.17
        Number of Accumulation Units
           Outstanding at End of Period           1,326,176       874,016       534,470       184,093

ING DEVELOPING WORLD
        AUV at Beginning of Period                    $6.16         $7.01         $7.52        $11.62 (1)
        AUV at End of Period                          $8.88         $6.16         $7.01         $7.52
        Number of Accumulation Units
           Outstanding at End of Period             472,273       249,735       203,417        52,533

ING EAGLE ASSET VALUE EQUITY
        AUV at Beginning of Period                   $14.68        $17.99        $19.14        $17.30 (1)
        AUV at End of Period                         $18.08        $14.68        $17.99        $19.14
        Number of Accumulation Units
           Outstanding at End of Period             364,191       318,881       183,496        41,973

ING FMR(SM) DIVERSIFIED MID--CAP
        AUV at Beginning of Period                    $7.19         $9.06         $9.87        $10.00 (3)
        AUV at End of Period                          $9.44         $7.19         $9.06         $9.87
        Number of Accumulation Units
           Outstanding at End of Period           1,236,349       877,092       390,858         9,164

ING GET FUND -- SERIES T
        AUV at Beginning of Period                   $10.07        $10.00 (8)
        AUV at End of Period                         $10.43        $10.07
        Number of Accumulation Units
           Outstanding at End of Period              19,502        19,504

ING GET FUND -- SERIES U
        AUV at Beginning of Period                   $10.00        $10.00 (9)
        AUV at End of Period                         $10.52        $10.00
        Number of Accumulation Units
           Outstanding at End of Period               6,370            --

ING GET FUND - SERIES V
        AUV at Beginning of Period                   $10.00 (11)
        AUV at End of Period                          $9.71
        Number of Accumulation Units
           Outstanding at End of Period              57,052

ING GET U.S. CORE PORTFOLIO - SERIES 1
        AUV at Beginning of Period                   $10.00 (11)
        AUV at End of Period                         $10.24
        Number of Accumulation Units
           Outstanding at End of Period              56,854

ING GET U.S. CORE PORTFOLIO - SERIES 2
        AUV at Beginning of Period                   $10.00 (16)
        AUV at End of Period                         $10.03
        Number of Accumulation Units
           Outstanding at End of Period              25,109

ING GOLDMAN SACHS INTERNET TOLLKEEPER
        AUV at Beginning of Period                    $4.63         $7.60        $10.00 (4)
        AUV at End of Period                          $6.42         $4.63         $7.60
        Number of Accumulation Units
           Outstanding at End of Period             555,046       240,377        35,022


Generations - 133975


                                      A18

                                                     2003          2002          2001          2000
ING HARD ASSETS
        AUV at Beginning of Period                   $13.55        $13.67        $15.81        $15.76 (1)
        AUV at End of Period                         $20.28        $13.55        $13.67        $15.81
        Number of Accumulation Units
           Outstanding at End of Period             349,772       108,459        18,910         5,200

ING INTERNATIONAL EQUITY
        AUV at Beginning of Period                    $7.09         $8.60        $11.32        $14.90 (6)
        AUV at End of Period                          $9.01         $7.09         $8.60        $11.32
        Number of Accumulation Units
           Outstanding at End of Period             460,646       244,424        66,133

ING JANUS GROWTH AND INCOME
        AUV at Beginning of Period                    $7.01         $8.84         $9.94        $10.00 (3)
        AUV at End of Period                          $8.45         $7.01         $8.84         $9.94
        Number of Accumulation Units
           Outstanding at End of Period           2,048,406     1,160,152       480,294        19,469

ING JANUS SPECIAL EQUITY
        AUV at Beginning of Period                    $6.04         $8.30         $8.88        $10.00 (3)
        AUV at End of Period                          $8.94         $6.04         $8.30         $8.88
        Number of Accumulation Units
           Outstanding at End of Period             344,837       246,924       151,551         9,174

ING JENNISON EQUITY OPPORTUNITIES
        AUV at Beginning of Period                   $14.64        $21.05        $24.59        $28.98 (1)
        AUV at End of Period                         $18.88        $14.64        $21.05        $24.59
        Number of Accumulation Units
           Outstanding at End of Period             463,551       479,670       337,955       124,676

ING JP MORGAN FLEMING INTERNATIONAL PORTFOLIO
        AUV at Beginning of Period                   $10.00 (13)
        AUV at End of Period                         $11.86
        Number of Accumulation Units
           Outstanding at End of Period              56,919

ING JP MORGAN FLEMING SMALLCAP
        AUV at Beginning of Period                    $7.83        $10.00 (7)
        AUV at End of Period                         $10.34         $7.83
        Number of Accumulation Units
           Outstanding at End of Period             506,711       114,380

ING JULIUS BAER FOREIGN PORTFOLIO
        AUV at Beginning of Period                    $8.21        $10.00 (7)
        AUV at End of Period                         $10.59         $8.21
        Number of Accumulation Units
           Outstanding at End of Period             296,301        81,977

ING LIMITED MATURITY BOND
        AUV at Beginning of Period                   $19.40        $18.39        $17.18        $16.19 (1)
        AUV at End of Period                         $19.62        $19.40        $18.39        $17.18
        Number of Accumulation Units
           Outstanding at End of Period           1,154,037       917,938       389,087        49,754

ING LIQUID ASSETS
        AUV at Beginning of Period                   $15.23        $15.26        $14.94        $14.37 (1)
        AUV at End of Period                         $15.09        $15.23        $15.26        $14.94
        Number of Accumulation Units
           Outstanding at End of Period           1,848,567     1,599,933       953,602       302,892

ING MARSICO GROWTH
        AUV at Beginning of Period                   $10.34        $14.92        $21.75        $28.89 (1)
        AUV at End of Period                         $13.49        $10.34        $14.92        $21.75
        Number of Accumulation Units
           Outstanding at End of Period           1,979,404     1,434,607     1,236,743       693,052


Generations - 133975


                                      A19

                                                     2003          2002          2001          2000
ING MERCURY FOCUS VALUE
        AUV at Beginning of Period                    $8.36        $10.00 (7)
        AUV at End of Period                         $10.79         $8.36
        Number of Accumulation Units
           Outstanding at End of Period             128,265        36,244

ING MERCURY FUNDAMENTAL GROWTH
        AUV at Beginning of Period                    $7.96        $10.00 (7)
        AUV at End of Period                          $9.44         $7.96
        Number of Accumulation Units
           Outstanding at End of Period             161,256        60,487

ING MFS MID CAP GROWTH
        AUV at Beginning of Period                   $15.74        $31.27        $41.63        $38.15 (1)
        AUV at End of Period                         $21.54        $15.74        $31.27        $41.63
        Number of Accumulation Units
           Outstanding at End of Period           1,153,663       844,739       569,707       186,073

ING MFS RESEARCH
        AUV at Beginning of Period                   $14.82        $20.06        $25.97        $26.65 (1)
        AUV at End of Period                         $18.16        $14.82        $20.06        $25.97
        Number of Accumulation Units
           Outstanding at End of Period             933,001       921,349       792,240       378,215

ING MFS TOTAL RETURN
        AUV at Beginning of Period                   $18.83        $20.18        $20.42        $17.27 (1)
        AUV at End of Period                         $21.62        $18.83        $20.18        $20.42
        Number of Accumulation Units
           Outstanding at End of Period           2,396,435     1,672,477       915,770       205,502

ING PIMCO CORE BOND
        AUV at Beginning of Period                   $12.44        $11.64        $11.55        $11.32 (1)
        AUV at End of Period                         $12.82        $12.44        $11.64        $11.55
        Number of Accumulation Units
           Outstanding at End of Period           2,698,621     1,936,134       244,538        14,652

ING SALOMON BROTHERS AGGRESSIVE GROWTH PORT.
        AUV at Beginning of Period                   $10.00 (13)
        AUV at End of Period                         $10.81
        Number of Accumulation Units
           Outstanding at End of Period              94,036

ING SALOMON BROTHERS ALL CAP
        AUV at Beginning of Period                    $8.49        $11.59        $11.57        $10.00 (1)
        AUV at End of Period                         $11.59         $8.49        $11.59        $11.57
        Number of Accumulation Units
           Outstanding at End of Period           2,190,115     1,505,989       807,563        70,600

ING SALOMON BROTHERS INVESTORS
        AUV at Beginning of Period                    $8.01        $10.58        $11.24        $10.00 (1)
        AUV at End of Period                         $10.34         $8.01        $10.58        $11.24
        Number of Accumulation Units
           Outstanding at End of Period           1,081,824     1,030,211       401,684        21,065

ING T. ROWE PRICE CAPITAL APPRECIATION
        AUV at Beginning of Period                   $26.95        $27.27        $25.23        $20.42 (1)
        AUV at End of Period                         $33.19        $26.95        $27.27        $25.23
        Number of Accumulation Units
           Outstanding at End of Period           1,938,760     1,232,631       477,872        61,545

ING T. ROWE PRICE EQUITY INCOME
        AUV at Beginning of Period                   $19.72        $23.10        $23.17        $19.74 (1)
        AUV at End of Period                         $24.27        $19.72        $23.10        $23.17
        Number of Accumulation Units
           Outstanding at End of Period           1,543,749       814,591       410,546        79,161

ING VAN KAMPEN EQUITY GROWTH
        AUV at Beginning of Period                    $7.81        $10.00 (7)
        AUV at End of Period                          $9.50         $7.81
        Number of Accumulation Units
           Outstanding at End of Period             186,268        28,455


Generations - 133975


                                      A20

                                                     2003          2002          2001          2000
ING VAN KAMPEN GLOBAL FRANCHISE
        AUV at Beginning of Period                    $8.83        $10.00 (7)
        AUV at End of Period                         $10.97         $8.83
        Number of Accumulation Units
           Outstanding at End of Period             441,247       136,897

ING VAN KAMPEN GROWTH & INCOME
        AUV at Beginning of Period                   $17.75        $21.17        $24.45        $25.20 (1)
        AUV at End of Period                         $22.32        $17.75        $21.17        $24.45
        Number of Accumulation Units
           Outstanding at End of Period           1,070,653       835,108       752,796       428,500

ING VAN KAMPEN REAL ESTATE
        AUV at Beginning of Period                   $27.05        $27.45        $25.81        $20.18 (1)
        AUV at End of Period                         $36.64        $27.05        $27.45        $25.81
        Number of Accumulation Units
           Outstanding at End of Period             395,687       242,782        77,777        12,612

ING VP BOND PORTFOLIO
        AUV at Beginning of Period                   $10.63        $10.00 (7)
        AUV at End of Period                         $11.08        $10.63
        Number of Accumulation Units
           Outstanding at End of Period             337,031        88,275

ING VP GROWTH OPPORTUNITIES
        AUV at Beginning of Period                    $5.24         $7.78        $10.00 (4)
        AUV at End of Period                          $6.82         $5.24         $7.78
        Number of Accumulation Units
           Outstanding at End of Period             240,862       157,971        50,783

ING VP INDEX PLUS LARGECAP PORTFOLIO
        AUV at Beginning of Period                   $10.00 (12)
        AUV at End of Period                          $8.92
        Number of Accumulation Units
           Outstanding at End of Period             392,888

ING VP MAGNACAP
        AUV at Beginning of Period                    $7.07         $9.34        $10.00 (4)
        AUV at End of Period                          $9.09         $7.07         $9.34
        Number of Accumulation Units
           Outstanding at End of Period             219,722       153,013        28,170

ING VP SMALLCAP OPPORTUNITIES
        AUV at Beginning of Period                    $4.60         $8.32        $10.00 (4)
        AUV at End of Period                          $6.26         $4.60         $8.32
        Number of Accumulation Units
           Outstanding at End of Period             951,109       563,709       111,946

ING VP WORLDWIDE GROWTH
        AUV at Beginning of Period                    $5.17         $6.99         $8.74        $10.00 (2)
        AUV at End of Period                          $6.57         $5.17         $6.99         $8.74
        Number of Accumulation Units
           Outstanding at End of Period             424,273       322,466       158,546        39,547

INVESCO VIF HEALTH SCIENCES
        AUV at Beginning of Period                    $7.62        $10.26        $10.00 (5)
        AUV at End of Period                          $9.58         $7.62        $10.26
        Number of Accumulation Units
           Outstanding at End of Period             507,003       183,978         7,400

INVESCO VIF LEISURE FUND
        AUV at Beginning of Period                    $8.43        $10.00 (7)
        AUV at End of Period                         $10.66         $8.43
        Number of Accumulation Units
           Outstanding at End of Period             224,254        65,382

INVESCO VIF FINANCIAL SERVICES
        AUV at Beginning of Period                    $7.83         $9.35        $10.00 (5)
        AUV at End of Period                          $9.98         $7.83         $9.35
        Number of Accumulation Units
           Outstanding at End of Period             368,146       200,146         5,433


Generations - 133975


                                      A21

                                                     2003          2002          2001          2000
INVESCO VIF UTILITIES
        AUV at Beginning of Period                    $6.35         $8.10        $10.00 (5)
        AUV at End of Period                          $7.33         $6.35         $8.10
        Number of Accumulation Units
           Outstanding at End of Period             212,386        51,660         1,002

JENNISON PORTFOLIO
        AUV at Beginning of Period                    $4.24         $6.27         $7.83        $10.00 (2)
        AUV at End of Period                          $5.41         $4.24         $6.27         $7.83
        Number of Accumulation Units
           Outstanding at End of Period             650,697       522,740       201,082        15,840

PIMCO HIGH YIELD PORTFOLIO
        AUV at Beginning of Period                    $9.73        $10.01         $9.94        $10.12 (1)
        AUV at End of Period                         $11.75         $9.73        $10.01         $9.94
        Number of Accumulation Units
           Outstanding at End of Period           3,143,112     1,388,957       581,041       111,021

PIMCO STOCKSPLUS GROWTH & INCOME
        AUV at Beginning of Period                    $7.95        $10.14        $11.64        $12.48 (1)
        AUV at End of Period                         $10.20         $7.95        $10.14        $11.64
        Number of Accumulation Units
           Outstanding at End of Period             676,563       745,490       468,628       187,618

PIONEER FUND VCT
        AUV at Beginning of Period                    $7.44         $9.37        $10.00 (5)
        AUV at End of Period                          $9.04         $7.44         $9.37
        Number of Accumulation Units
           Outstanding at End of Period             600,838       184,119         9,738

PIONEER MID CAP VALUE
        AUV at Beginning of Period                    $9.34        $10.71        $10.00 (5)
        AUV at End of Period                         $12.59         $9.34        $10.71
        Number of Accumulation Units
           Outstanding at End of Period           1,315,892       338,220         6,577

PROFUND VP BULL
        AUV at Beginning of Period                    $6.64         $8.88        $10.00 (4)
        AUV at End of Period                          $8.20         $6.64         $8.88
        Number of Accumulation Units
           Outstanding at End of Period             212,538       127,500        92,175

PROFUND VP EUROPE 30
        AUV at Beginning of Period                    $6.03         $8.25        $10.00 (4)
        AUV at End of Period                          $8.22         $6.03         $8.25
        Number of Accumulation Units
           Outstanding at End of Period             118,462        64,316        14,668

PROFUND VP RISING RATES OPPORTUNITY
        AUV at Beginning of Period                   $10.00 (14)
        AUV at End of Period                          $9.36
        Number of Accumulation Units
           Outstanding at End of Period              29,131

PROFUND VP SMALL CAP
        AUV at Beginning of Period                    $7.18         $9.41        $10.00 (4)
        AUV at End of Period                         $10.08         $7.18         $9.41
        Number of Accumulation Units
           Outstanding at End of Period             550,359       236,886        18,943

SP JENNISON INTERNATIONAL GROWTH
        AUV at Beginning of Period                    $4.09         $5.39         $8.56        $10.00 (3)
        AUV at End of Period                          $5.60         $4.09         $5.39         $8.56
        Number of Accumulation Units
           Outstanding at End of Period             940,235       243,445       109,344         3,557


Generations - 133975


                                      A22

FOOTNOTES
(1)     Fund First Available during February 2000                      (10)   Fund First Available during April 2003
(2)     Fund First Available during May 2000                           (11)   Fund First Available during June 2003
(3)     Fund First Available during October 2000                       (12)   Fund First Available during August 2003
(4)     Fund First Available during May 2001                           (13)   Fund First Available during September 2003
(5)     Fund First Available during November 2001                      (14)   Fund First Available during October 2003
(6)     Fund First Available during December 2001                      (15)   Fund First Available during November 2003
(7)     Fund First Available during May 2002                           (16)   Fund First Available during December 2003
(8)     Fund First Available during September 2002
(9)     Fund First Available during December 2002

                                                     2003          2002           2001           2000          1999
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.70%

AIM VI DENT DEMOGRAPHIC TRENDS
        AUV at Beginning of Period                    $7.32        $10.99         $10.00 (8)
        AUV at End of Period                          $9.87         $7.32         $10.99
        Number of Accumulation Units
           Outstanding at End of Period             496,353        94,534         51,753

COLONIAL SMALL CAP VALUE FUND
        AUV at Beginning of Period                   $10.00 (17)
        AUV at End of Period                         $13.82
        Number of Accumulation Units
           Outstanding at End of Period             203,540

FIDELITY VIP EQUITY--INCOME
        AUV at Beginning of Period                    $7.80         $9.58 (9)
        AUV at End of Period                          $9.97         $7.80
        Number of Accumulation Units
           Outstanding at End of Period             881,408       338,456

FIDELITY VIP GROWTH
        AUV at Beginning of Period                    $6.34         $9.26 (9)
        AUV at End of Period                          $8.27         $6.34
        Number of Accumulation Units
           Outstanding at End of Period           1,487,203       256,321

ING AIM MID CAP GROWTH
        AUV at Beginning of Period                    $9.68        $14.41         $18.60         $21.61         $14.07
        AUV at End of Period                         $13.72         $9.68         $14.41         $18.60         $21.61
        Number of Accumulation Units
           Outstanding at End of Period           2,492,964     2,578,304      3,613,809      4,283,690      3,050,566

ING ALLIANCE MID CAP GROWTH
        AUV at Beginning of Period                    $9.89        $14.38         $16.96         $20.82         $16.87
        AUV at End of Period                         $16.24         $9.89         $14.38         $16.96         $20.82
        Number of Accumulation Units
           Outstanding at End of Period           5,800,164     6,139,531      7,379,706      8,274,067      7,450,250

ING AMERICAN FUNDS GROWTH
        AUV at Beginning of Period                   $10.00 (15)
        AUV at End of Period                         $10.76
        Number of Accumulation Units
           Outstanding at End of Period             964,596

ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
        AUV at Beginning of Period                   $10.00 (15)
        AUV at End of Period                         $10.98
        Number of Accumulation Units
           Outstanding at End of Period             801,373

ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
        AUV at Beginning of Period                   $10.00 (15)
        AUV at End of Period                         $11.61
        Number of Accumulation Units
           Outstanding at End of Period             252,100

ING CAPITAL GUARDIAN LARGE CAP VALUE
        AUV at Beginning of Period                    $7.46         $9.96         $10.52         $10.00 (4)
        AUV at End of Period                         $10.03         $7.46          $9.96         $10.52
        Number of Accumulation Units
           Outstanding at End of Period           5,242,836     4,117,976      3,260,905        961,611

                                                     1998             1997
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.70%

AIM VI DENT DEMOGRAPHIC TRENDS
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

COLONIAL SMALL CAP VALUE FUND
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

FIDELITY VIP EQUITY--INCOME
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

FIDELITY VIP GROWTH
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

ING AIM MID CAP GROWTH
        AUV at Beginning of Period                   $14.20          $14.04 (1)
        AUV at End of Period                         $14.07          $14.20
        Number of Accumulation Units
           Outstanding at End of Period             827,478          49,579

ING ALLIANCE MID CAP GROWTH
        AUV at Beginning of Period                   $15.32          $15.92 (1)
        AUV at End of Period                         $16.87          $15.32
        Number of Accumulation Units
           Outstanding at End of Period           2,741,016         253,937

ING AMERICAN FUNDS GROWTH
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

ING CAPITAL GUARDIAN LARGE CAP VALUE
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period


Generations - 133975


                                      A23

                                                     2003          2002           2001           2000          1999
ING CAPITAL GUARDIAN MANAGED GLOBAL
        AUV at Beginning of Period                   $13.36        $17.03         $19.67         $23.42         $14.59
        AUV at End of Period                         $17.91        $13.36         $17.03         $19.67         $23.42
        Number of Accumulation Units
           Outstanding at End of Period           1,425,812     1,143,492        922,271        565,653        139,357

ING CAPITAL GUARDIAN SMALL CAP
        AUV at Beginning of Period                   $12.86        $17.55         $18.12         $22.55         $15.23
        AUV at End of Period                         $17.75        $12.86         $17.55         $18.12         $22.55
        Number of Accumulation Units
           Outstanding at End of Period           4,195,336     4,163,678      4,881,594      4,812,017      3,698,983

ING DEVELOPING WORLD
        AUV at Beginning of Period                    $6.14         $7.00          $7.51         $11.54          $7.26
        AUV at End of Period                          $8.85         $6.14          $7.00          $7.51         $11.54
        Number of Accumulation Units
           Outstanding at End of Period           1,492,155     1,283,289      1,380,292      1,788,602      1,344,877

ING EAGLE ASSET VALUE EQUITY
        AUV at Beginning of Period                   $14.61        $17.92         $19.08         $17.84         $18.06
        AUV at End of Period                         $17.99        $14.61         $17.92         $19.08         $17.84
        Number of Accumulation Units
           Outstanding at End of Period           1,958,387     2,165,514      2,414,646      2,230,349      1,956,244

ING FMR(SM) DIVERSIFIED MID--CAP
        AUV at Beginning of Period                    $7.18         $9.06          $9.87         $10.00 (6)
        AUV at End of Period                          $9.42         $7.18          $9.06          $9.87
        Number of Accumulation Units
           Outstanding at End of Period           1,406,797     1,210,500        722,319        285,263

ING GOLDMAN SACHS INTERNET TOLLKEEPER
        AUV at Beginning of Period                    $4.63         $7.60         $10.00 (7)
        AUV at End of Period                          $6.41         $4.63          $7.60
        Number of Accumulation Units
           Outstanding at End of Period             559,222       151,985         87,897

ING HARD ASSETS
        AUV at Beginning of Period                   $13.45        $13.58         $15.72         $16.78         $13.84
        AUV at End of Period                         $20.13        $13.45         $13.58         $15.72         $16.78
        Number of Accumulation Units
           Outstanding at End of Period           1,031,494       968,858        474,626        861,668        565,254

ING INTERNATIONAL EQUITY
        AUV at Beginning of Period                    $7.07         $8.57         $11.29         $15.50         $10.27
        AUV at End of Period                          $8.97         $7.07          $8.57         $11.29         $15.50
        Number of Accumulation Units
           Outstanding at End of Period           3,838,886     4,107,916      4,631,066      5,326,265      4,663,701

ING JANUS GROWTH AND INCOME
        AUV at Beginning of Period                    $7.00         $8.84          $9.94         $10.00 (6)
        AUV at End of Period                          $8,43         $7.00          $8.84          $9.94
        Number of Accumulation Units
           Outstanding at End of Period           2,181,919     1,909,356      1,431,165        283,250

ING JANUS SPECIAL EQUITY
        AUV at Beginning of Period                    $6.04         $8.29          $8.88         $10.00 (6)
        AUV at End of Period                          $8.92         $6.04          $8.29          $8.88
        Number of Accumulation Units
           Outstanding at End of Period             553,068       327,689        389,304        131,190

ING JENNISON EQUITY OPPORTUNITIES
        AUV at Beginning of Period                   $14.56        $20.94         $24.48         $29.38         $23.98
        AUV at End of Period                         $18.77        $14.56         $20.94         $24.48         $29.38
        Number of Accumulation Units
           Outstanding at End of Period           3,080,079     3,453,225      4,160,509      4,496,266      3,574,165

ING JP MORGAN FLEMING INTERNATIONAL PORT.
        AUV at Beginning of Period                   $10.00 (15)
        AUV at End of Period                         $11.86
        Number of Accumulation Units
           Outstanding at End of Period              32,414

ING JP MORGAN FLEMING SMALLCAP
        AUV at Beginning of Period                    $7.83        $10.00 (9)
        AUV at End of Period                         $10.33         $7.83
        Number of Accumulation Units
           Outstanding at End of Period             498,967       166,809

                                                     1998             1997
ING CAPITAL GUARDIAN MANAGED GLOBAL
        AUV at Beginning of Period                   $11.47          $12.34 (1)
        AUV at End of Period                         $14.59          $11.47
        Number of Accumulation Units
           Outstanding at End of Period              67,979           3,479

ING CAPITAL GUARDIAN SMALL CAP
        AUV at Beginning of Period                   $12.81          $13.78 (1)
        AUV at End of Period                         $15.23          $12.81
        Number of Accumulation Units
           Outstanding at End of Period           1,326,706         106,014

ING DEVELOPING WORLD
        AUV at Beginning of Period                   $10.00 (2)
        AUV at End of Period                          $7.26
        Number of Accumulation Units
           Outstanding at End of Period             111,872

ING EAGLE ASSET VALUE EQUITY
        AUV at Beginning of Period                   $18.09          $18.67 (1)
        AUV at End of Period                         $18.06          $18.09
        Number of Accumulation Units
           Outstanding at End of Period           1,201,314         118,902

ING FMR(SM) DIVERSIFIED MID--CAP
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

ING GOLDMAN SACHS INTERNET TOLLKEEPER
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

ING HARD ASSETS
        AUV at Beginning of Period                   $19.99          $23.34 (1)
        AUV at End of Period                         $13.84          $19.99
        Number of Accumulation Units
           Outstanding at End of Period             210,821          13,179

ING INTERNATIONAL EQUITY
        AUV at Beginning of Period                    $9.92          $11.60 (1)
        AUV at End of Period                         $10.27           $9.92
        Number of Accumulation Units
           Outstanding at End of Period           1,736,713          72,955

ING JANUS GROWTH AND INCOME
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

ING JANUS SPECIAL EQUITY
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

ING JENNISON EQUITY OPPORTUNITIES
        AUV at Beginning of Period                   $21.65          $21.57 (1)
        AUV at End of Period                         $23.98          $21.65
        Number of Accumulation Units
           Outstanding at End of Period           1,023,965          69,625

ING JP MORGAN FLEMING INTERNATIONAL PORT.
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

ING JP MORGAN FLEMING SMALLCAP
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period


Generations - 133975


                                      A24

                                                     2003          2002           2001           2000          1999
ING JULIUS BAER FOREIGN PORTFOLIO
        AUV at Beginning of Period                    $8.21        $10.00 (9)
        AUV at End of Period                         $10.59         $8.21
        Number of Accumulation Units
           Outstanding at End of Period             189,658        52,606

ING LIMITED MATURITY BOND
        AUV at Beginning of Period                   $19.29        $18.30         $17.11         $16.15         $16.25
        AUV at End of Period                         $19.50        $19.29         $18.30         $17.11         $16.15
        Number of Accumulation Units
           Outstanding at End of Period           3,602,661     4,436,723      3,653,891      2,442,971      2,267,799

ING LIQUID ASSETS
        AUV at Beginning of Period                   $15.17        $15.21         $14.90         $14.29         $13.88
        AUV at End of Period                         $15.02        $15.17         $15.21         $14.90         $14.29
        Number of Accumulation Units
           Outstanding at End of Period           6,180,281     8,964,022     10,759,451      7,933,970     11,002,422

ING MARSICO GROWTH
        AUV at Beginning of Period                   $10.30        $14.88         $21.70         $28.29         $16.16
        AUV at End of Period                         $13.44        $10.30         $14.88         $21.70         $28.29
        Number of Accumulation Units
           Outstanding at End of Period          10,340,319    11,094,010     15,394,399     18,166,964     15,200,893

ING MERCURY FOCUS VALUE
        AUV at Beginning of Period                    $8.35        $10.00 (9)
        AUV at End of Period                         $10.78         $8.35
        Number of Accumulation Units
           Outstanding at End of Period             178,759        94,260

ING MERCURY FUNDAMENTAL GROWTH
        AUV at Beginning of Period                    $7.96        $10.00 (9)
        AUV at End of Period                          $9.93         $7.96
        Number of Accumulation Units
           Outstanding at End of Period             113,463        44,257

ING MFS MID CAP GROWTH
        AUV at Beginning of Period                   $15.68        $31.15         $41.50         $39.02         $22.17
        AUV at End of Period                         $21.44        $15.68         $31.15         $41.50         $39.02
        Number of Accumulation Units
           Outstanding at End of Period           4,377,954     4,651,811      5,852,720      6,423,422      4,433,020

ING MFS RESEARCH
        AUV at Beginning of Period                   $14.76        $19.98         $25.89         $27.58         $22.59
        AUV at End of Period                         $18.07        $14.76         $19.98         $25.89         $27.58
        Number of Accumulation Units
           Outstanding at End of Period           5,236,618     6,171,512      7,706,339      8,763,560      8,143,208

ING MFS TOTAL RETURN
         AUV at Beginning of Period                  $18.75        $20.10         $20.35         $17.77         $17.49
         AUV at End of Period                        $21.52        $18.75         $20.10         $20.35         $17.77
         Number of Accumulation Units
           Outstanding at End of Period           8,577,564     8,722,390      9,559,263      9,095,577      9,101,946

ING PIMCO CORE BOND
         AUV at Beginning of Period                  $12.39        $11.60         $11.52         $11.60         $12.92
        AUV at End of Period                         $12.76        $12.39         $11.60         $11.52         $11.60
         Number of Accumulation Units
           Outstanding at End of Period           4,594,825     4,423,425      1,576,247        774,738        619,047

ING SALOMON BROTHERS AGGRESSIVE GROWTH PORT.
        AUV at Beginning of Period                   $10.00 (15)
        AUV at End of Period                         $10.80
        Number of Accumulation Units
           Outstanding at End of Period              96,653

                                                     1998             1997
ING JULIUS BAER FOREIGN PORTFOLIO
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

ING LIMITED MATURITY BOND
        AUV at Beginning of Period                   $15.47          $15.29 (1)
        AUV at End of Period                         $16.25          $15.47
        Number of Accumulation Units
           Outstanding at End of Period             937,378          19,171

ING LIQUID ASSETS
        AUV at Beginning of Period                   $13.44          $13.33 (1)
        AUV at End of Period                         $13.88          $13.44
        Number of Accumulation Units
           Outstanding at End of Period           3,069,965         370,411

ING MARSICO GROWTH
        AUV at Beginning of Period                   $12.96          $15.10 (1)
        AUV at End of Period                         $16.16          $12.96
        Number of Accumulation Units
           Outstanding at End of Period           2,354,359         238,200

ING MERCURY FOCUS VALUE
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

ING MERCURY FUNDAMENTAL GROWTH
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

ING MFS MID CAP GROWTH
        AUV at Beginning of Period                   $18.36          $18.79 (1)
        AUV at End of Period                         $22.17          $18.36
        Number of Accumulation Units
           Outstanding at End of Period           1,235,725          48,347

ING MFS RESEARCH
        AUV at Beginning of Period                   $18.67          $19.15 (1)
        AUV at End of Period                         $22.59          $18.67
        Number of Accumulation Units
           Outstanding at End of Period           3,674,201         162,677

ING MFS TOTAL RETURN
         AUV at Beginning of Period                  $15.94          $15.68 (1)
         AUV at End of Period                        $17.49          $15.94
         Number of Accumulation Units
           Outstanding at End of Period           3,874,736         152,264

ING PIMCO CORE BOND
         AUV at Beginning of Period                  $11.75          $11.87 (1)
        AUV at End of Period                         $12.92          $11.75
         Number of Accumulation Units
           Outstanding at End of Period             194,008           6,455

ING SALOMON BROTHERS AGGRESSIVE GROWTH PORT.
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period


Generations - 133975


                                      A25

                                                     2003          2002           2001           2000          1999
ING SALOMON BROTHERS ALL CAP
        AUV at Beginning of Period                    $8.47        $11.58         $11.56         $10.00 (4)
        AUV at End of Period                         $11.57         $8.47         $11.58         $11.56
        Number of Accumulation Units
           Outstanding at End of Period           3,873,359     3,652,428      3,995,359      1,620,720

ING SALOMON BROTHERS INVESTORS
        AUV at Beginning of Period                    $8.00        $10.57         $11.23         $10.00 (4)
        AUV at End of Period                         $10.32         $8.00         $10.57         $11.23
        Number of Accumulation Units
           Outstanding at End of Period           1,438,354     1,371,277      1,410,056        234,838

ING T. ROWE PRICE CAPITAL APPRECIATION
        AUV at Beginning of Period                   $26.76        $27.09         $25.07         $20.91         $19.90
        AUV at End of Period                         $32.94        $26.76         $27.09         $25.07         $20.91
        Number of Accumulation Units
           Outstanding at End of Period           5,299,315     5,386,259      4,693,130      3,237,449      3,118,319

ING T. ROWE PRICE EQUITY INCOME
        AUV at Beginning of Period                   $19.58        $22.94         $23.03         $20.74         $21.26
        AUV at End of Period                         $24.09        $19.58         $22.94         $23.03         $20.74
        Number of Accumulation Units
           Outstanding at End of Period           3,460,523     3,360,157      3,203,914      2,552,793      2,294,951

ING VAN KAMPEN EQUITY GROWTH
        AUV at Beginning of Period                    $7.81        $10.00 (9)
        AUV at End of Period                          $9.49         $7.81
        Number of Accumulation Units
           Outstanding at End of Period             279,599        62,876

ING VAN KAMPEN GLOBAL FRANCHISE
        AUV at Beginning of Period                    $8.83        $10.00 (9)
        AUV at End of Period                         $10.96         $8.83
        Number of Accumulation Units
           Outstanding at End of Period             396,477       222,557

ING VAN KAMPEN GROWTH & INCOME
        AUV at Beginning of Period                   $17.67        $21.08         $24.36         $25.31         $22.22
        AUV at End of Period                         $22.21        $17.67         $21.08         $24.36         $25.31
        Number of Accumulation Units
           Outstanding at End of Period           6,539,928     7,350,028      8,865,678      9,922,551      9,473,482

ING VAN KAMPEN REAL ESTATE
        AUV at Beginning of Period                   $26.86        $27.27         $25.65         $19.92         $21.07
        AUV at End of Period                         $36.36        $26.86         $27.27         $25.65         $19.92
        Number of Accumulation Units
           Outstanding at End of Period           1,057,432       977,817        801,893        826,871        554,454

ING VP BOND PORTFOLIO S
        AUV at Beginning of Period                   $10.62        $10.00 (9)
        AUV at End of Period                         $11.07        $10.62
        Number of Accumulation Units
           Outstanding at End of Period             587,973       707,083

ING VP GROWTH OPP. S
        AUV at Beginning of Period                    $5.23         $7.78         $10.00 (7)
        AUV at End of Period                          $6.82         $5.23          $7.78
        Number of Accumulation Units
           Outstanding at End of Period             283,853       151,543         51,380

ING VP INDEX PLUS LARGECAP PORTFOLIO
        AUV at Beginning of Period                   $10.00 (14)
        AUV at End of Period                          $8.91
        Number of Accumulation Units
           Outstanding at End of Period             295,431

ING VP MAGNACAP S
        AUV at Beginning of Period                    $7.07         $9.33         $10.00 (7)
        AUV at End of Period                          $9.08         $7.07          $9.33
        Number of Accumulation Units
           Outstanding at End of Period             202,659       125,575         76,114

                                                     1998             1997
ING SALOMON BROTHERS ALL CAP
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

ING SALOMON BROTHERS INVESTORS
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

ING T. ROWE PRICE CAPITAL APPRECIATION
        AUV at Beginning of Period                   $19.11          $18.96 (1)
        AUV at End of Period                         $19.90          $19.11
        Number of Accumulation Units
           Outstanding at End of Period           1,727,706         108,930

ING T. ROWE PRICE EQUITY INCOME
        AUV at Beginning of Period                   $19.97          $19.99 (1)
        AUV at End of Period                         $21.26          $19.97
        Number of Accumulation Units
           Outstanding at End of Period             744,367          35,954

ING VAN KAMPEN EQUITY GROWTH
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

ING VAN KAMPEN GLOBAL FRANCHISE
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

ING VAN KAMPEN GROWTH & INCOME
        AUV at Beginning of Period                   $19.81          $19.05 (1)
        AUV at End of Period                         $22.22          $19.81
        Number of Accumulation Units
           Outstanding at End of Period           4,305,084         179,402

ING VAN KAMPEN REAL ESTATE
        AUV at Beginning of Period                   $24.76          $24.56 (1)
        AUV at End of Period                         $21.07          $24.76
        Number of Accumulation Units
           Outstanding at End of Period             426,516          45,472

ING VP BOND PORTFOLIO S
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

ING VP GROWTH OPP. S
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

ING VP INDEX PLUS LARGECAP PORTFOLIO
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

ING VP MAGNACAP S
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period


Generations - 133975


                                      A26

                                                     2003          2002           2001           2000          1999
ING VP SMALLCAP OPPORTUNITIES S
        AUV at Beginning of Period                    $4.60         $8.31         $10.00 (7)
        AUV at End of Period                          $6.25         $4.60          $8.31
        Number of Accumulation Units
           Outstanding at End of Period             948,468       483,573        188,338

ING VP WORLDWIDE GROWTH
        AUV at Beginning of Period                    $5.16         $6.99          $8.74         $10.00 (5)
        AUV at End of Period                          $6.56         $5.16          $6.99          $8.74
        Number of Accumulation Units
           Outstanding at End of Period             450,252       361,647        247,751         28,853

INVESCO VIF HEALTH SCIENCES
        AUV at Beginning of Period                    $7.62        $10.26         $10.00 (8)
        AUV at End of Period                          $9.57         $7.62         $10.26
        Number of Accumulation Units
           Outstanding at End of Period             703,869       493,958        367,187

INVESCO VIF LEISURE FUND
        AUV at Beginning of Period                    $8.42        $10.00 (9)
        AUV at End of Period                         $10.65         $8.42
        Number of Accumulation Units
           Outstanding at End of Period             155,027        30,007

INVESCO VIF--FINANCIAL SERVICES
        AUV at Beginning of Period                    $7.82         $9.35         $10.00 (8)
        AUV at End of Period                          $9.97         $7.82          $9.35
        Number of Accumulation Units
           Outstanding at End of Period             377,242       182,155         45,911

INVESCO VIF--UTILITIES
        AUV at Beginning of Period                    $6.34         $8.10         $10.00 (8)
        AUV at End of Period                          $7.32         $6.34          $8.10
        Number of Accumulation Units
           Outstanding at End of Period             376,280       103,374          6,689

JENNISON PORTFOLIO
        AUV at Beginning of Period                    $4.24         $6.26          $7.83         $10.00 (5)
        AUV at End of Period                          $5.40         $4.24          $6.26          $7.83
        Number of Accumulation Units
           Outstanding at End of Period             902,884       840,344      1,001,520         75,572

LIBERTY ASSET ALLOCATION FUND VAR.
        AUV at Beginning of Period                   $10.00 (12)
        AUV at End of Period                         $11.96
        Number of Accumulation Units
           Outstanding at End of Period               2,420

LIBERTY EQUITY FUND VARIABLE
        AUV at Beginning of Period                    $6.50
        AUV at End of Period                          $7.94
        Number of Accumulation Units
           Outstanding at End of Period               4,086

LIBERTY FEDERAL SECURITIES FUND VAR.
        AUV at Beginning of Period                   $10.00 (12)
        AUV at End of Period                         $10.07
        Number of Accumulation Units
           Outstanding at End of Period                 294

PIMCO HIGH YIELD PORTFOLIO
        AUV at Beginning of Period                    $9.70         $9.99          $9.93         $10.19         $10.06
        AUV at End of Period                         $11.72         $9.70          $9.99          $9.93         $10.19
        Number of Accumulation Units
           Outstanding at End of Period           6,864,118     5,428,136      5,191,930      4,861,886      5,486,600

                                                     1998             1997
ING VP SMALLCAP OPPORTUNITIES S
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

ING VP WORLDWIDE GROWTH
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

INVESCO VIF HEALTH SCIENCES
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

INVESCO VIF LEISURE FUND
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

INVESCO VIF--FINANCIAL SERVICES
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

INVESCO VIF--UTILITIES
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

JENNISON PORTFOLIO
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

LIBERTY ASSET ALLOCATION FUND VAR.
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

LIBERTY EQUITY FUND VARIABLE
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

LIBERTY FEDERAL SECURITIES FUND VAR.
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

PIMCO HIGH YIELD PORTFOLIO
        AUV at Beginning of Period                   $10.00 (3)
        AUV at End of Period                         $10.06
        Number of Accumulation Units
           Outstanding at End of Period           1,558,466


Generations - 133975


                                      A27

                                                     2003          2002           2001           2000          1999
PIMCO STOCKSPLUS GROWTH & INCOME
        AUV at Beginning of Period                    $7.94        $10.12         $11.62         $13.06         $11.09
        AUV at End of Period                         $10.17         $7.94         $10.12         $11.62         $13.06
        Number of Accumulation Units
           Outstanding at End of Period           4,207,501     5,327,508      6,170,622      6,920,736      7,321,127

PIONEER FUND VCT II
        AUV at Beginning of Period                    $7.44         $9.37         $10.00 (8)
        AUV at End of Period                          $9.03         $7.44          $9.37
        Number of Accumulation Units
           Outstanding at End of Period             545,156       297,005         27,155

PIONEER MID CAP VALUE II
        AUV at Beginning of Period                    $9.33        $10.71         $10.00 (8)
        AUV at End of Period                         $12.57         $9.33         $10.71
        Number of Accumulation Units
           Outstanding at End of Period           1,411,357       796,390         55,679

PROFUND VP BULL
        AUV at Beginning of Period                    $6.63         $8.88         $10.00 (7)
        AUV at End of Period                          $8.19         $6.63          $8.88
        Number of Accumulation Units
           Outstanding at End of Period             548,338       342,070        353,534

PROFUND VP EUROPE 30
        AUV at Beginning of Period                    $6.02         $8.25         $10.00 (7)
        AUV at End of Period                          $8.21         $6.02          $8.25
        Number of Accumulation Units
           Outstanding at End of Period             538,227       181,953         13,357

PROFUND VP RISING RATES OPPORTUNITY
        AUV at Beginning of Period                   $10.00 (16)
        AUV at End of Period                          $9.36
        Number of Accumulation Units
           Outstanding at End of Period             404,098

PROFUND VP SMALL CAP
        AUV at Beginning of Period                    $7.17         $9.41         $10.00 (7)
        AUV at End of Period                         $10.07         $7.17          $9.41
        Number of Accumulation Units
           Outstanding at End of Period           1,076,231       499,606        128,298

SP JENNISON INTERNATIONAL GROWTH
        AUV at Beginning of Period                    $4.09         $5.39          $8.56         $10.00 (6)
        AUV at End of Period                          $5.59         $4.09          $5.39          $8.56
        Number of Accumulation Units
           Outstanding at End of Period             926,785       393,654        214,255         15,695

                                                     1998             1997
PIMCO STOCKSPLUS GROWTH & INCOME
        AUV at Beginning of Period                   $10.00 (3)
        AUV at End of Period                         $11.09
        Number of Accumulation Units
           Outstanding at End of Period           1,911,521

PIONEER FUND VCT II
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

PIONEER MID CAP VALUE II
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

PROFUND VP BULL
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

PROFUND VP EUROPE 30
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

PROFUND VP RISING RATES OPPORTUNITY
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

PROFUND VP SMALL CAP
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

SP JENNISON INTERNATIONAL GROWTH
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

  (1)   Fund First Available during October 1997                          (12)   Fund First Available during April 2003
  (2)   Fund First Available during February 1998                         (13)   Fund First Available during June 2003
  (3)   Fund First Available during May 1998                              (14)   Fund First Available during August 2003
  (4)   Fund First Available during February 2000                         (15)   Fund First Available during September 2003
  (5)   Fund First Available during May 2000                              (16)   Fund First Available during October 2003
  (6)   Fund First Available during October 2000                          (17)   Fund First Available during November 2003
  (7)   Fund First Available during May 2001                              (18)   Fund First Available during December 2003
  (8)   Fund First Available during November 2001
  (9)   Fund First Available during May 2002
 (10) Fund First Available during September 2002
 (11) Fund First Available during December 2002

                                                    2003          2002          2001          2000
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.75 %

AIM VI DENT DEMOGRAPHIC TRENDS
        AUV at Beginning of Period                    $7.31        $10.99        $10.00 (5)
        AUV at End of Period                          $9.86         $7.31        $10.99
        Number of Accumulation Units
           Outstanding at End of Period             336,417        76,299         4,183


Generations - 133975


                                      A28

                                                    2003          2002          2001          2000
COLONIAL SMALL CAP VALUE FUND
        AUV at Beginning of Period                   $10.00 (15)
        AUV at End of Period                         $13.82
        Number of Accumulation Units
           Outstanding at End of Period             159,277

FIDELITY VIP EQUITY--INCOME
        AUV at Beginning of Period                    $7.79         $9.57        $10.00 (7)
        AUV at End of Period                          $9.96         $7.79         $9.57
        Number of Accumulation Units
           Outstanding at End of Period             987,940       139,297

FIDELITY VIP GROWTH
        AUV at Beginning of Period                    $6.34         $9.26        $10.00 (7)
        AUV at End of Period                          $8.26         $6.34         $9.26
        Number of Accumulation Units
           Outstanding at End of Period           1,008,677       138,235

ING AIM MID CAP GROWTH
        AUV at Beginning of Period                    $9.64        $14.37        $18.55        $21.42 (1)
        AUV at End of Period                         $13.66         $9.64        $14.37        $18.55
        Number of Accumulation Units
           Outstanding at End of Period             542,810       398,841       327,852       149,363

ING ALLIANCE MID CAP GROWTH
        AUV at Beginning of Period                    $9.86        $14.34        $16.92        $19.90 (1)
        AUV at End of Period                         $16.18         $9.86        $14.34        $16.92
        Number of Accumulation Units
           Outstanding at End of Period             888,765       616,586       395,575       116,196

ING AMERICAN FUNDS GROWTH PORTFOLIO
        AUV at Beginning of Period                   $10.00 (13)
        AUV at End of Period                         $10.76
        Number of Accumulation Units
           Outstanding at End of Period             726,382

ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
        AUV at Beginning of Period                   $10.00 (13)
        AUV at End of Period                         $10.98
        Number of Accumulation Units
           Outstanding at End of Period             542,973

ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
        AUV at Beginning of Period                   $10.00 (13)
        AUV at End of Period                         $11.60
        Number of Accumulation Units
           Outstanding at End of Period             208,539

ING CAPITAL GUARDIAN LARGE CAP VALUE
        AUV at Beginning of Period                    $7.45         $9.95        $10.51        $10.00 (1)
        AUV at End of Period                         $10.01         $7.45         $9.95        $10.51
        Number of Accumulation Units
           Outstanding at End of Period           3,953,848     2,719,021     1,513,414       177,361

ING CAPITAL GUARDIAN MANAGED GLOBAL
        AUV at Beginning of Period                   $13.29        $16.95        $19.59        $21.80 (1)
        AUV at End of Period                         $17.80        $13.29        $16.95        $19.59
        Number of Accumulation Units
           Outstanding at End of Period             805,342       592,153       361,440       138,197

ING CAPITAL GUARDIAN SMALL CAP
        AUV at Beginning of Period                   $12.82        $17.49        $18.07        $23.40 (1)
        AUV at End of Period                         $17.68        $12.82        $17.49        $18.07
        Number of Accumulation Units
           Outstanding at End of Period           1,161,533       857,077       525,394       140,651

ING DEVELOPING WORLD
        AUV at Beginning of Period                    $6.13         $6.98         $7.50        $11.60 (1)
        AUV at End of Period                          $8.83         $6.13         $6.98         $7.50
        Number of Accumulation Units
           Outstanding at End of Period             410,102       256,921       138,408        35,033


Generations - 133975


                                      A29

                                                    2003          2002          2001          2000
ING EAGLE ASSET VALUE EQUITY
        AUV at Beginning of Period                   $14.56        $17.87        $19.03        $17.21 (1)
        AUV at End of Period                         $17.92        $14.56        $17.87        $19.03
        Number of Accumulation Units
           Outstanding at End of Period             406,394       307,027       174,298        10,293

ING FMR(SM) DIVERSIFIED MID--CAP
        AUV at Beginning of Period                    $7.17         $9.05         $9.87        $10.00 (3)
        AUV at End of Period                          $9.41         $7.17         $9.05         $9.87
        Number of Accumulation Units
           Outstanding at End of Period           1,170,476       839,244       335,910        10,627

ING GET FUND -- SERIES T
        AUV at Beginning of Period                   $10.06        $10.00 (8)
        AUV at End of Period                         $10.42        $10.06
        Number of Accumulation Units
           Outstanding at End of Period           2,451,345       171,909

ING GET FUND -- SERIES U
        AUV at Beginning of Period                   $10.00        $10.00 (9)
        AUV at End of Period                         $10.51        $10.00
        Number of Accumulation Units
           Outstanding at End of Period           1,761,982            --

ING GET FUND - SERIES V
        AUV at Beginning of Period                   $10.00 (11)
        AUV at End of Period                          $9.70
        Number of Accumulation Units
           Outstanding at End of Period           4,476,244

ING GET U.S. CORE PORTFOLIO - SERIES 1
        AUV at Beginning of Period                   $10.00 (11)
        AUV at End of Period                         $10.23
        Number of Accumulation Units
           Outstanding at End of Period           2,469,139

ING GET U.S. CORE PORTFOLIO - SERIES 2
        AUV at Beginning of Period                   $10.00 (16)
        AUV at End of Period                         $10.02
        Number of Accumulation Units
           Outstanding at End of Period           2,272,395

ING GOLDMAN SACHS INTERNET TOLLKEEPER
        AUV at Beginning of Period                    $4.62         $7.60        $10.00 (4)
        AUV at End of Period                          $6.40         $4.62         $7.60
        Number of Accumulation Units
           Outstanding at End of Period             417,880       181,315        69,117

ING HARD ASSETS
        AUV at Beginning of Period                   $13.36        $13.49        $15.62        $15.59 (1)
        AUV at End of Period                         $19.98        $13.36        $13.49        $15.62
        Number of Accumulation Units
           Outstanding at End of Period             210,633       120,308        30,794        18,820

ING INTERNATIONAL EQUITY
        AUV at Beginning of Period                    $7.04         $8.55        $11.26        $14.84 (6)
        AUV at End of Period                          $8.94         $7.04         $8.55        $11.26
        Number of Accumulation Units
           Outstanding at End of Period             522,021       261,177       100,590

ING JANUS GROWTH AND INCOME
        AUV at Beginning of Period                    $6.99         $8.83         $9.94        $10.00 (3)
        AUV at End of Period                          $8.42         $6.99         $8.83         $9.94
        Number of Accumulation Units
           Outstanding at End of Period           2,197,627     1,307,256       638,396        21,427

ING JANUS SPECIAL EQUITY
        AUV at Beginning of Period                    $6.03         $8.29         $8.88        $10.00 (3)
        AUV at End of Period                          $8.91         $6.03         $8.29         $8.88
        Number of Accumulation Units
           Outstanding at End of Period             356,949       292,322       197,279         5,866


Generations - 133975


                                      A30

                                                    2003          2002          2001          2000
ING JENNISON EQUITY OPPORTUNITIES
        AUV at Beginning of Period                   $14.48        $20.84        $24.38        $28.75 (1)
        AUV at End of Period                         $18.66        $14.48        $20.84        $24.38
        Number of Accumulation Units
           Outstanding at End of Period             619,669       577,201       446,323       109,154

ING JP MORGAN FLEMING INTERNATIONAL PORTFOLIO
        AUV at Beginning of Period                   $10.00 (13)
        AUV at End of Period                         $10.58
        Number of Accumulation Units
           Outstanding at End of Period             172,289

ING JP MORGAN FLEMING SMALLCAP
        AUV at Beginning of Period                    $7.83        $10.00 (7)
        AUV at End of Period                          10.32         $7.83
        Number of Accumulation Units
           Outstanding at End of Period             299,555        72,176

ING JULIUS BAER FOREIGN PORTFOLIO
        AUV at Beginning of Period                    $8.21        $10.00 (7)
        AUV at End of Period                         $10.58         $8.21
        Number of Accumulation Units
           Outstanding at End of Period             172,289         9,890

ING LIMITED MATURITY BOND
        AUV at Beginning of Period                   $19.12        $18.15        $16.97        $16.01 (1)
        AUV at End of Period                         $19.32        $19.12        $18.15        $16.97
        Number of Accumulation Units
           Outstanding at End of Period           1,037,485     1,001,053       342,317        73,720

ING LIQUID ASSETS
        AUV at Beginning of Period                   $15.01        $15.06        $14.76        $14.21 (1)
        AUV at End of Period                         $14.86        $15.01        $15.06        $14.76
        Number of Accumulation Units
           Outstanding at End of Period           1,545,927     1,590,576     1,500,979       293,515

ING MARSICO GROWTH
        AUV at Beginning of Period                   $10.27        $14.84        $21.65        $28.78 (1)
        AUV at End of Period                         $13.39        $10.27        $14.84        $21.65
        Number of Accumulation Units
           Outstanding at End of Period           1,718,678     1,379,115     1,104,093       437,723

ING MERCURY FOCUS VALUE
        AUV at Beginning of Period                    $8.35        $10.00 (7)
        AUV at End of Period                         $10.77         $8.35
        Number of Accumulation Units
           Outstanding at End of Period             122,619        16,519

ING MERCURY FUNDAMENTAL GROWTH
        AUV at Beginning of Period                    $7.96        $10.00 (7)
        AUV at End of Period                          $9.92         $7.96
        Number of Accumulation Units
           Outstanding at End of Period             120,271        16,838

ING MFS MID CAP GROWTH
        AUV at Beginning of Period                   $15.61        $31.04        $41.37        $37.94 (1)
        AUV at End of Period                         $21.34        $15.61        $31.04        $41.37
        Number of Accumulation Units
           Outstanding at End of Period           1,057,927       911,395       577,692       162,554

ING MFS RESEARCH
        AUV at Beginning of Period                   $14.70        $19.91        $25.81        $26.51 (1)
        AUV at End of Period                         $17.99        $14.70        $19.91        $25.81
        Number of Accumulation Units
           Outstanding at End of Period             978,846       792,215       588,415       160,258

ING MFS TOTAL RETURN
        AUV at Beginning of Period                   $18.68        $20.03        $20.29        $17.18 (1)
        AUV at End of Period                         $21.42        $18.68        $20.03        $20.29
        Number of Accumulation Units
           Outstanding at End of Period           2,962,240     1,806,440       934,682       102,750


Generations - 133975


                                      A31

                                                    2003          2002          2001          2000
ING PIMCO CORE BOND
        AUV at Beginning of Period                   $12.34        $11.56        $11.48        $11.26 (1)
        AUV at End of Period                         $12.70        $12.34        $11.56        $11.48
        Number of Accumulation Units
           Outstanding at End of Period           2,257,025     1,446,426       328,948        16,895

ING SALOMON BROTHERS AGGRESSIVE GROWTH PORT.
        AUV at Beginning of Period                   $10.00 (13)
        AUV at End of Period                         $10.80
        Number of Accumulation Units
           Outstanding at End of Period              51,221

ING SALOMON BROTHERS ALL CAP
        AUV at Beginning of Period                    $8.46        $11.57        $11.56        $10.00 (1)
        AUV at End of Period                         $11.54         $8.46        $11.57        $11.56
        Number of Accumulation Units
           Outstanding at End of Period           1,812,621     1,438,659       902,603        98,842

ING SALOMON BROTHERS INVESTORS
        AUV at Beginning of Period                    $7.99        $10.56        $11.23        $10.00 (1)
        AUV at End of Period                         $10.30         $7.99        $10.56        $11.23
        Number of Accumulation Units
           Outstanding at End of Period             676,868       534,293       384,799        11,867

ING T. ROWE PRICE CAPITAL APPRECIATION
        AUV at Beginning of Period                   $26.57        $26.91        $24.92        $20.20 (1)
        AUV at End of Period                         $32.69        $26.57        $26.91        $24.92
        Number of Accumulation Units
           Outstanding at End of Period           2,065,649     1,345,841       531,690        15,600

ING T. ROWE PRICE EQUITY INCOME
        AUV at Beginning of Period                   $19.44        $22.79        $22.89        $19.52 (1)
        AUV at End of Period                         $23.91        $19.44        $22.79        $22.89
        Number of Accumulation Units
           Outstanding at End of Period           1,278,747       773,224       387,753        30,890

ING VAN KAMPEN EQUITY GROWTH
        AUV at Beginning of Period                    $7.80        $10.00 (7)
        AUV at End of Period                          $9.48         $7.80
        Number of Accumulation Units
           Outstanding at End of Period             230,006        20,988

ING VAN KAMPEN GLOBAL FRANCHISE
        AUV at Beginning of Period                    $8.83        $10.00 (7)
        AUV at End of Period                         $10.95         $8.83
        Number of Accumulation Units
           Outstanding at End of Period             242,169        53,323

ING VAN KAMPEN GROWTH & INCOME
        AUV at Beginning of Period                   $17.58        $20.99        $24.27        $25.04 (1)
        AUV at End of Period                         $22.09        $17.58        $20.99        $24.27
        Number of Accumulation Units
           Outstanding at End of Period             842,519       616,373       485,828       119,426

ING VAN KAMPEN REAL ESTATE
        AUV at Beginning of Period                   $26.67        $27.09        $25.50        $19.96 (1)
        AUV at End of Period                         $36.09        $26.67        $27.09        $25.50
        Number of Accumulation Units
           Outstanding at End of Period             398,419       271,009       101,334        25,056

ING VP BOND PORTFOLIO
        AUV at Beginning of Period                   $10.62        $10.00 (7)
        AUV at End of Period                         $11.06        $10.62
        Number of Accumulation Units
           Outstanding at End of Period             277,417       218,867

ING VP GROWTH OPPORTUNITIES
        AUV at Beginning of Period                    $5.23         $7.77        $10.00 (4)
        AUV at End of Period                          $6.81         $5.23         $7.77
        Number of Accumulation Units
           Outstanding at End of Period             230,737       149,495        27,449


Generations - 133975


                                      A32

                                                    2003          2002          2001          2000
ING VP INDEX PLUS LARGECAP PORTFOLIO
        AUV at Beginning of Period                   $10.00 (12)
        AUV at End of Period                          $8.90
        Number of Accumulation Units
           Outstanding at End of Period             275,705

ING VP MAGNACAP
        AUV at Beginning of Period                    $7.06         $9.33        $10.00 (4)
        AUV at End of Period                          $9.06         $7.06         $9.33
        Number of Accumulation Units
           Outstanding at End of Period             198,861       102,496        24,770

ING VP SMALLCAP OPPORTUNITIES
        AUV at Beginning of Period                    $4.59         $8.31        $10.00 (4)
        AUV at End of Period                          $6.25         $4.59         $8.31
        Number of Accumulation Units
           Outstanding at End of Period             952,613       454,391        79,268

ING VP WORLDWIDE GROWTH
        AUV at Beginning of Period                    $5.16         $6.98         $8.73        $10.00 (2)
        AUV at End of Period                          $6.54         $5.16         $6.98         $8.73
        Number of Accumulation Units
           Outstanding at End of Period             571,723       349,870       169,312         7,369

INVESCO VIF HEALTH SCIENCES
        AUV at Beginning of Period                    $7.61        $10.26        $10.00 (5)
        AUV at End of Period                          $9.56         $7.61        $10.26
        Number of Accumulation Units
           Outstanding at End of Period             527,172       271,524        16,016

INVESCO VIF LEISURE FUND
        AUV at Beginning of Period                    $8.42        $10.00 (7)
        AUV at End of Period                         $10.64         $8.42
        Number of Accumulation Units
           Outstanding at End of Period             231,095        41,608

INVESCO VIF FINANCIAL SERVICES
        AUV at Beginning of Period                    $7.82         $9.35        $10.00 (5)
        AUV at End of Period                          $9.95         $7.82         $9.35
        Number of Accumulation Units
           Outstanding at End of Period             301,666       110,702         3,522

INVESCO VIF UTILITIES
        AUV at Beginning of Period                    $6.34         $8.09        $10.00 (5)
        AUV at End of Period                          $7.31         $6.34         $8.09
        Number of Accumulation Units
           Outstanding at End of Period             249,623        94,266         3,860

JENNISON PORTFOLIO
        AUV at Beginning of Period                    $4.23         $6.26         $7.83        $10.00 (2)
        AUV at End of Period                          $5.39         $4.23         $6.26         $7.83
        Number of Accumulation Units
           Outstanding at End of Period             781,985       565,739       273,112        19,630

PIMCO HIGH YIELD PORTFOLIO
        AUV at Beginning of Period                    $9.68         $9.97         $9.92        $10.10 (1)
        AUV at End of Period                         $11.68         $9.68         $9.97         $9.92
        Number of Accumulation Units
           Outstanding at End of Period           2,442,654     1,004,330       489,627        64,046

PIMCO STOCKSPLUS GROWTH & INCOME
        AUV at Beginning of Period                    $7.92        $10.10        $11.61        $12.46 (1)
        AUV at End of Period                         $10.14         $7.92        $10.10        $11.61
        Number of Accumulation Units
           Outstanding at End of Period             790,067       777,891       441,295        70,828

PIONEER FUND VCT
        AUV at Beginning of Period                    $7.43         $9.37        $10.00 (5)
        AUV at End of Period                          $9.02         $7.43         $9.37
        Number of Accumulation Units
           Outstanding at End of Period             372,465       135,708         2,197


Generations - 133975


                                      A33

                                                    2003          2002          2001          2000
PIONEER MID CAP VALUE
        AUV at Beginning of Period                    $9.32        $10.71        $10.00 (5)
        AUV at End of Period                         $12.56         $9.32        $10.71
        Number of Accumulation Units
           Outstanding at End of Period             671,453       218,154         5,378

PROFUND VP BULL
        AUV at Beginning of Period                    $6.63         $8.87        $10.00 (4)
        AUV at End of Period                          $8.18         $6.63         $8.87
        Number of Accumulation Units
           Outstanding at End of Period             467,546       185,752        27,580

PROFUND VP EUROPE 30
        AUV at Beginning of Period                    $6.02         $8.25        $10.00 (4)
        AUV at End of Period                          $8.20         $6.02         $8.25
        Number of Accumulation Units
           Outstanding at End of Period             190,714       105,639        38,959

PROFUND VP RISING RATES OPPORTUNITY
        AUV at Beginning of Period                   $10.00 (14)
        AUV at End of Period                          $9.35
        Number of Accumulation Units
           Outstanding at End of Period              74,879

PROFUND VP SMALL CAP
        AUV at Beginning of Period                    $7.17         $9.41        $10.00 (4)
        AUV at End of Period                         $10.05         $7.17         $9.41
        Number of Accumulation Units
           Outstanding at End of Period             426,723       182,536        19,151

SP JENNISON INTERNATIONAL GROWTH
        AUV at Beginning of Period                    $4.08         $5.39         $8.56        $10.00 (3)
        AUV at End of Period                          $5.58         $4.08         $5.39         $8.56
        Number of Accumulation Units
           Outstanding at End of Period             667,389       235,553       146,027         7,516

FOOTNOTES
(1)     Fund First Available during February 2000                    (10)   Fund First Available during April 2003
(2)     Fund First Available during May 2000                         (11)   Fund First Available during June 2003
(3)     Fund First Available during October 2000                     (12)   Fund First Available during August 2003
(4)     Fund First Available during May 2001                         (13)   Fund First Available during September 2003
(5)     Fund First Available during November 2001                    (14)   Fund First Available during October 2003
(6)     Fund First Available during December 2001                    (15)   Fund First Available during November 2003
(7)     Fund First Available during May 2002                         (16)   Fund First Available during December 2003
(8)     Fund First Available during September 2002
(9)     Fund First Available during December 2002

                                                    2003           2002           2001
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.85 %

AIM VI DENT DEMOGRAPHIC TRENDS
      AUV at Beginning of Period                      $7.30        $10.98         $10.00 (3)
      AUV at End of Period                            $9.84         $7.30         $10.98
      Number of Accumulation Units
         Outstanding at End of Period               488,692       132,571          7,384

COLONIAL SMALL CAP VALUE FUND
      AUV at Beginning of Period                     $10.00 (13)
      AUV at End of Period                           $13.81
      Number of Accumulation Units
         Outstanding at End of Period               288,410

FIDELITY VIP EQUITY--INCOME
      AUV at Beginning of Period                      $7.78         $9.57 (4)
      AUV at End of Period                            $9.93         $7.78
      Number of Accumulation Units
         Outstanding at End of Period             1,139,372        70,754


Generations - 133975


                                      A34

                                                    2003           2002           2001
FIDELITY VIP GROWTH
      AUV at Beginning of Period                      $6.33         $9.25 (4)
      AUV at End of Period                            $8.23         $6.33
      Number of Accumulation Units
         Outstanding at End of Period             2,085,897       147,715

ING AIM MID CAP GROWTH
      AUV at Beginning of Period                      $9.57        $14.28         $17.13 (1)
      AUV at End of Period                           $13.54         $9.57         $14.28
      Number of Accumulation Units
         Outstanding at End of Period               392,810     179,598.0      107,256.0

ING ALLIANCE MID CAP GROWTH
      AUV at Beginning of Period                      $9.79        $14.26         $16.11 (1)
      AUV at End of Period                           $16.05         $9.79         $14.26
      Number of Accumulation Units
         Outstanding at End of Period               719,928       249,303        115,783

ING AMERICAN FUNDS GROWTH PORTFOLIO
      AUV at Beginning of Period                     $10.00 (11)
      AUV at End of Period                           $10.76
      Number of Accumulation Units
         Outstanding at End of Period               911,850

ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
      AUV at Beginning of Period                     $10.00 (11)
      AUV at End of Period                           $10.97
      Number of Accumulation Units
         Outstanding at End of Period               563,173

ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
      AUV at Beginning of Period                     $10.00 (11)
      AUV at End of Period                           $11.60
      Number of Accumulation Units
         Outstanding at End of Period               255,174

ING CAPITAL GUARDIAN LARGE CAP VALUE
      AUV at Beginning of Period                      $7.43         $9.93         $10.19 (1)
      AUV at End of Period                            $9.97         $7.43          $9.93
      Number of Accumulation Units
         Outstanding at End of Period             2,657,551     1,216,649        609,109

ING CAPITAL GUARDIAN MANAGED GLOBAL
      AUV at Beginning of Period                     $13.16        $16.79         $19.11 (1)
      AUV at End of Period                           $17.60        $13.16         $16.79
      Number of Accumulation Units
         Outstanding at End of Period               688,343       367,450        153,710

ING CAPITAL GUARDIAN SMALL CAP
      AUV at Beginning of Period                     $12.73        $17.39         $17.16 (1)
      AUV at End of Period                           $17.53        $12.73         $17.39
      Number of Accumulation Units
         Outstanding at End of Period               927,954       518,749        279,566

ING DEVELOPING WORLD
      AUV at Beginning of Period                      $6.10         $6.96          $7.40 (1)
      AUV at End of Period                            $8.77         $6.10          $6.96
      Number of Accumulation Units
         Outstanding at End of Period               380,832        89,889         27,104

ING EAGLE ASSET VALUE EQUITY
      AUV at Beginning of Period                     $14.44        $17.74         $18.61 (1)
      AUV at End of Period                           $17.75        $14.44         $17.74
      Number of Accumulation Units
         Outstanding at End of Period               242,601       160,512         69,963

ING FMR(SM) DIVERSIFIED MID--CAP
      AUV at Beginning of Period                      $7.16         $9.04          $9.45 (1)
      AUV at End of Period                            $9.38         $7.16          $9.04
      Number of Accumulation Units
         Outstanding at End of Period             1,113,986       532,775        233,654


Generations - 133975


                                      A35

                                                    2003           2002           2001
ING GET FUND - SERIES V
      AUV at Beginning of Period                     $10.00 (9)
      AUV at End of Period                            $9.70
      Number of Accumulation Units
         Outstanding at End of Period               102,454

ING GET U.S. CORE PORTFOLIO - SERIES 1
      AUV at Beginning of Period                     $10.00 (9)
      AUV at End of Period                           $10.23
      Number of Accumulation Units
         Outstanding at End of Period               104,082

ING GET U.S. CORE PORTFOLIO - SERIES 2
      AUV at Beginning of Period                     $10.00 (14)
      AUV at End of Period                           $10.02
      Number of Accumulation Units
         Outstanding at End of Period                20,080

ING GOLDMAN SACHS INTERNET TOLLKEEPER
      AUV at Beginning of Period                      $4.61         $7.59         $10.00 (2)
      AUV at End of Period                            $6.38         $4.61          $7.59
      Number of Accumulation Units
         Outstanding at End of Period               704,092       161,333         44,112

ING HARD ASSETS
      AUV at Beginning of Period                     $13.17        $13.31         $15.33 (1)
      AUV at End of Period                           $19.68        $13.17         $13.31
      Number of Accumulation Units
         Outstanding at End of Period               591,336       389,188         95,942

ING INTERNATIONAL EQUITY
      AUV at Beginning of Period                      $6.99         $8.50         $11.13 (1)
      AUV at End of Period                            $8.87         $6.99          $8.50
      Number of Accumulation Units
         Outstanding at End of Period               454,201       221,113         88,668

ING JANUS GROWTH AND INCOME
      AUV at Beginning of Period                      $6.98         $8.82          $9.62 (1)
      AUV at End of Period                            $8.39         $6.98          $8.82
      Number of Accumulation Units
         Outstanding at End of Period             1,292,405       803,023        297,442

ING JANUS SPECIAL EQUITY
      AUV at Beginning of Period                      $6.01         $8.28          $8.73 (1)
      AUV at End of Period                            $8.88         $6.01          $8.28
      Number of Accumulation Units
         Outstanding at End of Period               384,529       170,016        116,186

ING JENNISON EQUITY OPPORTUNITIES
      AUV at Beginning of Period                     $14.33        $20.64         $23.37 (1)
      AUV at End of Period                           $18.44        $14.33         $20.64
      Number of Accumulation Units
         Outstanding at End of Period               296,297       263,933        138,979

ING JP MORGAN FLEMING INTERNATIONAL PORTFOLIO
      AUV at Beginning of Period                     $10.00 (11)
      AUV at End of Period                           $11.86
      Number of Accumulation Units
         Outstanding at End of Period                58,638

ING JP MORGAN FLEMING SMALLCAP
      AUV at Beginning of Period                      $7.82        $10.00 (5)
      AUV at End of Period                            10.30         $7.82
      Number of Accumulation Units
         Outstanding at End of Period               376,174        54,218

ING JULIUS BAER FOREIGN PORTFOLIO
      AUV at Beginning of Period                      $8.20        $10.00 (5)
      AUV at End of Period                           $10.56         $8.20
      Number of Accumulation Units
         Outstanding at End of Period               122,689        12,519


Generations - 133975


                                      A36

                                                    2003           2002           2001
ING LIMITED MATURITY BOND
      AUV at Beginning of Period                     $18.89        $17.94         $16.87 (1)
      AUV at End of Period                           $19.07        $18.89         $17.94
      Number of Accumulation Units
         Outstanding at End of Period               750,831       457,642        177,354

ING LIQUID ASSETS
      AUV at Beginning of Period                     $14.85        $14.91         $14.63 (1)
      AUV at End of Period                           $14.68        $14.85         $14.91
      Number of Accumulation Units
         Outstanding at End of Period               953,624       749,575        371,667

ING MARSICO GROWTH
      AUV at Beginning of Period                     $10.20        $14.75         $20.06 (1)
      AUV at End of Period                           $13.28        $10.20         $14.75
      Number of Accumulation Units
         Outstanding at End of Period             1,329,455       464,261        332,353

ING MERCURY FOCUS VALUE
      AUV at Beginning of Period                      $8.35        $10.00 (5)
      AUV at End of Period                           $10.75         $8.35
      Number of Accumulation Units
         Outstanding at End of Period               281,611        84,875

ING MERCURY FUNDAMENTAL GROWTH
      AUV at Beginning of Period                      $7.95        $10.00 (5)
      AUV at End of Period                            $9.91         $7.95
      Number of Accumulation Units
         Outstanding at End of Period               145,460        26,080

ING MFS MID CAP GROWTH
      AUV at Beginning of Period                     $15.48        $30.81         $38.92 (1)
      AUV at End of Period                           $21.14        $15.48         $30.81
      Number of Accumulation Units
         Outstanding at End of Period               821,081       511,368        217,014

ING MFS RESEARCH
      AUV at Beginning of Period                     $14.58        $19.77         $24.45 (1)
      AUV at End of Period                           $17.82        $14.58         $19.77
      Number of Accumulation Units
         Outstanding at End of Period               600,566       377,645        167,033

ING MFS TOTAL RETURN
      AUV at Beginning of Period                     $18.52        $19.88         $20.05 (1)
      AUV at End of Period                           $21.22        $18.52         $19.88
      Number of Accumulation Units
         Outstanding at End of Period             1,739,276       865,415        338,408

ING PIMCO CORE BOND
      AUV at Beginning of Period                     $12.24        $11.47         $11.56 (1)

      AUV at End of Period                           $12.58        $12.24         $11.47
      Number of Accumulation Units
         Outstanding at End of Period             1,759,464     1,325,734        153,359

ING SALOMON BROTHERS AGGRESSIVE GROWTH PORT.
      AUV at Beginning of Period                     $10.00 (11)
      AUV at End of Period                           $10.80
      Number of Accumulation Units
         Outstanding at End of Period                95,578


Generations - 133975


                                      A37

                                                    2003           2002           2001
ING SALOMON BROTHERS ALL CAP
      AUV at Beginning of Period                      $8.44        $11.55         $11.41 (1)
      AUV at End of Period                           $11.50         $8.44         $11.55
      Number of Accumulation Units
         Outstanding at End of Period             1,254,827       915,050        471,202

ING SALOMON BROTHERS INVESTORS
      AUV at Beginning of Period                      $7.96        $10.54         $11.09 (1)
      AUV at End of Period                           $12.54         $7.96         $10.54
      Number of Accumulation Units
         Outstanding at End of Period                45,349       336,121        221,246

ING T. ROWE PRICE CAP. APPRECIATION
      AUV at Beginning of Period                     $26.20        $26.56         $24.57 (1)
      AUV at End of Period                           $32.20        $26.20         $26.56
      Number of Accumulation Units
         Outstanding at End of Period             1,921,555     1,256,046        329,416

ING T. ROWE PRICE EQUITY INCOME
      AUV at Beginning of Period                     $19.17        $22.50         $22.48 (1)
      AUV at End of Period                           $23.55        $19.17         $22.50
      Number of Accumulation Units
         Outstanding at End of Period             1,089,874       479,848        191,974

ING VAN KAMPEN EQUITY GROWTH
      AUV at Beginning of Period                      $7.80        $10.00 (5)
      AUV at End of Period                            $9.46         $7.80
      Number of Accumulation Units
         Outstanding at End of Period               173,318        10,171

ING VAN KAMPEN GLOBAL FRANCHISE
      AUV at Beginning of Period                      $8.82        $10.00 (5)
      AUV at End of Period                           $10.93         $8.82
      Number of Accumulation Units
         Outstanding at End of Period               360,519       130,192

ING VAN KAMPEN GROWTH & INCOME
      AUV at Beginning of Period                     $17.42        $20.82         $23.65 (1)
      AUV at End of Period                           $21.86        $17.42         $20.82
      Number of Accumulation Units
         Outstanding at End of Period               619,369       274,359        118,228

ING VAN KAMPEN REAL ESTATE
      AUV at Beginning of Period                     $26.29        $26.74         $24.97 (1)
      AUV at End of Period                           $35.55        $26.29         $26.74
      Number of Accumulation Units
         Outstanding at End of Period               462,356       222,333         81,300

ING VP BOND PORTFOLIO
      AUV at Beginning of Period                     $10.61        $10.00 (5)
      AUV at End of Period                           $11.04        $10.61
      Number of Accumulation Units
         Outstanding at End of Period               650,222       564,471

ING VP GROWTH OPPORTUNITIES
      AUV at Beginning of Period                      $5.22         $7.77         $10.00 (2)
      AUV at End of Period                            $6.79         $5.22          $7.77
      Number of Accumulation Units
         Outstanding at End of Period               392,296       109,759         52,668

ING VP INDEX PLUS LARGECAP PORTFOLIO
      AUV at Beginning of Period                     $10.00 (10)
      AUV at End of Period                            $8.88
      Number of Accumulation Units
         Outstanding at End of Period               454,342

ING VP MAGNACAP
      AUV at Beginning of Period                      $7.05         $9.33         $10.00 (2)
      AUV at End of Period                            $9.04         $7.05          $9.33
      Number of Accumulation Units
         Outstanding at End of Period               190,776       108,902         19,437

ING VP SMALLCAP OPPORTUNITIES
      AUV at Beginning of Period                      $4.59         $8.31         $10.00 (2)
      AUV at End of Period                            $6.23         $4.59          $8.31
      Number of Accumulation Units
         Outstanding at End of Period             1,204,050       374,677        141,397


Generations - 133975


                                      A38

                                                    2003           2002           2001
ING VP WORLDWIDE GROWTH
      AUV at Beginning of Period                      $5.14         $6.97          $8.62 (1)
      AUV at End of Period                            $6.52         $5.14          $6.97
      Number of Accumulation Units
         Outstanding at End of Period               619,543       382,518         75,723

INVESCO VIF HEALTH SCIENCES
      AUV at Beginning of Period                      $7.60        $10.25         $10.00 (3)
      AUV at End of Period                            $9.53         $7.60         $10.25
      Number of Accumulation Units
         Outstanding at End of Period               727,698       306,734         81,775

INVESCO VIF LEISURE FUND
      AUV at Beginning of Period                      $8.41        $10.00 (5)
      AUV at End of Period                           $10.62         $8.41
      Number of Accumulation Units
         Outstanding at End of Period               352,917        94,574

INVESCO VIF FINANCIAL SERVICES
      AUV at Beginning of Period                      $7.81         $9.35         $10.00 (3)
      AUV at End of Period                            $9.93         $7.81          $9.35
      Number of Accumulation Units
         Outstanding at End of Period               440,964        91,598            677

INVESCO VIF UTILITIES
      AUV at Beginning of Period                      $6.33         $8.09         $10.00 (3)
      AUV at End of Period                            $7.30         $6.33          $8.09
      Number of Accumulation Units
         Outstanding at End of Period               374,538        34,606          1,176

JENNISON PORTFOLIO
      AUV at Beginning of Period                      $4.22         $6.25          $7.55 (1)
      AUV at End of Period                            $5.37         $4.22          $6.25
      Number of Accumulation Units
         Outstanding at End of Period               564,392       259,117        107,206

PIMCO HIGH YIELD PORTFOLIO
      AUV at Beginning of Period                      $9.63         $9.93          $9.91 (1)
      AUV at End of Period                           $11.62         $9.63          $9.93
      Number of Accumulation Units
         Outstanding at End of Period             2,084,914       624,872        217,554

PIMCO STOCKSPLUS GROWTH & INCOME
      AUV at Beginning of Period                      $7.88        $10.06         $11.27 (1)
      AUV at End of Period                           $10.08         $7.88         $10.06
      Number of Accumulation Units
         Outstanding at End of Period               276,324       312,246        126,058

PIONEER FUND VCT
      AUV at Beginning of Period                      $7.42         $9.37         $10.00 (3)
      AUV at End of Period                            $8.99         $7.42          $9.37
      Number of Accumulation Units
         Outstanding at End of Period               501,379        79,240            161

PIONEER MID CAP VALUE
      AUV at Beginning of Period                      $9.31        $10.71         $10.00 (3)
      AUV at End of Period                           $12.53         $9.31         $10.71
      Number of Accumulation Units
         Outstanding at End of Period             1,262,276       245,270          6,479

PROFUND VP BULL
      AUV at Beginning of Period                      $6.62         $8.87         $10.00 (2)
      AUV at End of Period                            $8.16         $6.62          $8.87
      Number of Accumulation Units
         Outstanding at End of Period               525,852       114,753         15,636

PROFUND VP EUROPE 30
      AUV at Beginning of Period                      $6.00         $8.24         $10.00 (2)
      AUV at End of Period                            $8.18         $6.00          $8.24
      Number of Accumulation Units
         Outstanding at End of Period               132,491        13,789          6,318

Generations - 133975

                                      A39

                                                    2003           2002           2001
PROFUND VP RISING RATES OPPORTUNITY
      AUV at Beginning of Period                     $10.00 (12)
      AUV at End of Period                            $9.35
      Number of Accumulation Units
         Outstanding at End of Period               382,409

PROFUND VP SMALL CAP
      AUV at Beginning of Period                      $7.16         $9.40         $10.00 (2)
      AUV at End of Period                           $10.03         $7.16          $9.40
      Number of Accumulation Units
         Outstanding at End of Period               697,737       114,433         21,722

SP JENNISON INTERNATIONAL GROWTH
      AUV at Beginning of Period                      $4.07         $5.38          $8.37 (1)
      AUV at End of Period                            $5.56         $4.07          $5.38
      Number of Accumulation Units
         Outstanding at End of Period               817,351        98,449         19,406

FOOTNOTES
(1)   Fund First Available during February 2001                  (8)    Fund First Available during April 2003
(2)   Fund First Available during May 2001                       (9)    Fund First Available during June 2003
(3)   Fund First Available during November 2001                  (10)   Fund First Available during August 2003
(4)   Fund First Available during December 2001                  (11)   Fund First Available during September 2003
(5)   Fund First Available during May 2002                       (12)   Fund First Available during October 2003
(6)   Fund First Available during September 2002                 (13)   Fund First Available during November 2003
(7)   Fund First Available during December 2002                  (14)   Fund First Available during December 2003


Generations - 133975


                                      A40

--------------------------------------------------------------------------------
APPENDIX B
--------------------------------------------------------------------------------

                            The Investment Portfolios

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses of the funds carefully before investing. Please refer to the fund prospectuses for this and additional information.

Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge, from our Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC's web site or by contacting the SEC Public Reference Room.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund's investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

Certain funds are designated as "Master-Feeder" or "LifeStyle Funds". Funds offered in a Master-Feeder structure (such as the American Funds) or fund of funds structure (such as the LifeStyle Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities.



List of Fund Name Changes
---------------------------------------------------------------------------------------------------------------------------
Former Fund Name                                                  Current Fund Name
ING Goldman Sachs Internet Tollkeeper Portfolio                   ING Goldman Sachs Tollkeeper Portfolio
ING Mercury Fundamental Growth Portfolio                          ING Mercury LargeCap Growth Portfolio
ING MFS Research Portfolio                                        ING Oppenheimer Main Street Portfolio
ING VP Bond Portfolio                                             ING VP Intermediate Bond Portfolio
INVESCO VIF - Leisure Fund                                        AIM V.I. Leisure Fund
INVESCO VIF - Utilities Fund                                      AIM V.I. Utilities Fund



Generations - 133975


                                      B1

Fund Name and
Investment Adviser/Subadviser                                     Investment Objective
-------------------------------------------------------------------------------------------------------------------------------
ING Investors Trust
      7337 E. Doubletree Ranch Road, Scottsdale, AZ  85258
-------------------------------------------------------------------------------------------------------------------------------
ING AIM Mid Cap Growth Portfolio (Class S)                        Seeks capital appreciation. The Portfolio seeks to meet its
    Investment Adviser:  Directed Services, Inc.                  objective by investing, normally, at least 80% of its
    Investment Subadviser: A I M Capital Management, Inc.         assets in equity securities of mid-capitalization companies.
-------------------------------------------------------------------------------------------------------------------------------
ING Alliance Mid Cap Growth Portfolio                             Seeks long-term total return. The Portfolio invests
    (Class S)                                                     primarily in common stocks of middle capitalization
    Investment Adviser: Directed Services, Inc.                   companies. The Portfolio normally invests substantially all
    Investment Subadviser: Alliance Capital Management, L.P.      of its assets in high-quality common stocks that Alliance
                                                                  expects to increase in value.
-------------------------------------------------------------------------------------------------------------------------------
ING American Funds Growth Portfolio                               Seeks to make your investment grow.  The Portfolio
    Investment Adviser: ING Investments, LLC                      operates as a "feeder fund" which invests all of its
    Investment Subadviser: Capital Research and Management        assets in the "master fund" which is Class 2 shares of the
    Company                                                       Growth Fund, a series of American Funds Insurance Series(R), a registered open-end investment company.  The master fund invests primarily in common stocks of companies that
                                                                  appear to offer superior opportunities for growth of
                                                                  capital.  The Growth Fund is designed for investors
                                                                  seeking long-term capital appreciation through stocks.
-------------------------------------------------------------------------------------------------------------------------------
ING American Funds Growth-Income Portfolio                        Seeks to make your investment grow and provide you with
    Investment Adviser:  ING Investments, LLC                     income over time.  The Portfolio operates as a "feeder
    Investment Subadviser:  Capital Research and Management       fund" which invests all of its assets in the "master fund"
    Company                                                       which is Class 2 shares of the Growth-Income Fund, a
                                                                  series of American Funds Insurance Series(R), a registered open-end investment company.  The master fund invests
                                                                  primarily in common stocks or other securities which
                                                                  demonstrate the potential for appreciation and/or
                                                                  dividends.  The Growth-Income Fund is designed for
                                                                  investors seeking both capital appreciation and income.
-------------------------------------------------------------------------------------------------------------------------------
ING American Funds International Portfolio                        Seeks to make your investment grow over time.  The
    Investment Adviser:  ING Investments, LLC                     Portfolio operates as a "feeder fund" which invests all of
    Investment Subadviser:  Capital Research and Management       its assets in the "master fund" which is Class 2 shares of
    Company                                                       the International Fund, a series of American Funds
                                                                  Insurance Series(R), a registered open-end investment
                                                                  company.  The master fund invests primarily in common
                                                                  stocks of companies located outside the United States.
                                                                  The International Fund is designed for investors seeking
                                                                  capital appreciation through stocks.
-------------------------------------------------------------------------------------------------------------------------------
ING Capital Guardian Large Cap Value Portfolio                    Seeks long-term growth of capital and income. The Portfolio
    (Class S)                                                     Manager seeks to achieve the Portfolio's investment
    Investment Adviser:  Directed Services, Inc.                  objective by investing, under normal market conditions, at
    Investment Subadviser: Capital Guardian Trust Company         least 80% of its assets in equity and equity-related
                                                                  securities of companies with market capitalizations greater than $1 billion at the time of investment.
----------------------------------------------------------------- -------------------------------------------------------------
ING Capital Guardian Managed Global Portfolio                     Seeks capital appreciation. Current income is only an
    (Class S)                                                     incidental consideration. This portfolio is not
    Investment Adviser:  Directed Services, Inc.                  diversified. The Portfolio invests primarily in common
    Investment Subadviser: Capital Guardian Trust Company         stocks traded in securities markets throughout the world.
                                                                  The Portfolio may invest up to 100% of its total assets in securities traded in securities markets outside the United
                                                                  States. The Portfolio generally invests at least 65% of its total assets in at least three different countries, one of which may be the United States.
-------------------------------------------------------------------------------------------------------------------------------


Generations - 133975


                                      B2

Fund Name and
Investment Adviser/Subadviser                                     Investment Objective
-------------------------------------------------------------------------------------------------------------------------------
ING Capital Guardian Small Cap Portfolio                          Seeks long-term capital appreciation. The Portfolio invests
    (Class S)                                                     at least 80% of its assets in equity securities of small
    Investment Adviser:  Directed Services, Inc.                  capitalization ("small-cap") companies.
    Investment Subadviser: Capital Guardian Trust Company
-------------------------------------------------------------------------------------------------------------------------------
ING Developing World Portfolio (Class S)                          Seeks capital appreciation.  The Portfolio normally invests
    Investment Adviser:  Directed Services, Inc.                  at least 80% of its assets in securities of issuers located
    Investment Subadviser: ING Investment Management Advisors     in at least three countries with emerging securities
    B.V.                                                          markets.  The Portfolio may invest up to 20% of its assets in securities of U.S. and other developed market issuers,
                                                                  including investment-grade debt securities of U.S. issuers.
-------------------------------------------------------------------------------------------------------------------------------
ING Eagle Asset Capital Appreciation Portfolio
    (Class S)                                                     Seeks capital appreciation. Dividend income is a secondary
    (formerly ING Eagle Asset Value Equity Portfolio)             objective. The Portfolio normally invests at least 80% of
    Investment Adviser:  Directed Services, Inc.                  its assets in equity securities of domestic and foreign
    Investment Subadviser: Eagle Asset Management, Inc.           issuers that meet quantitative standards relating to
                                                                  financial soundness and high intrinsic value relative to
                                                                  price.
-------------------------------------------------------------------------------------------------------------------------------
ING Evergreen Health Sciences Portfolio                           A nondiversified Portfolio that seeks long-term capital
    (Class S)                                                     growth.  The Portfolio normally invests at least 80% of its assets in the equity securities of healthcare companies.
    Investment Adviser: Directed Services, Inc                    The Portfolio may invest in securities of relatively
    Investment Subadviser: Evergreen Investment Management Co.,   well-known and large companies as well as small- and
    Inc.                                                          medium- sized companies.
-------------------------------------------------------------------------------------------------------------------------------
ING Evergreen Omega Portfolio (Class S)                           Seeks long-term capital growth.  The Portfolio invests
                                                                  primarily in common stocks and securities convertible into
    Investment Adviser: Directed Services, Inc.                   common stocks of U.S. companies across all market
    Investment Subadviser: Evergreen Investment Management Co.,   capitalizations.  The Portfolio may temporarily invest up
    Inc.                                                          to 100% of its assets in high quality money market
                                                                  instruments in order to protect the value of the portfolio in response to adverse economic, political or market
                                                                  conditions.
-------------------------------------------------------------------------------------------------------------------------------
ING FMRSM Diversified Mid Cap Portfolio                           Seeks long-term growth of capital. The Portfolio Manager
    (Class S)                                                     normally invests the Portfolio's assets primarily in common
    Investment Adviser:  Directed Services, Inc.                  stocks. The Portfolio Manager normally invests at least 80%
    Investment Subadviser: Fidelity Management & Research Co.     of the Portfolio's assets in securities of companies with
                                                                  medium market capitalizations.
-------------------------------------------------------------------------------------------------------------------------------
ING Goldman Sachs TollkeeperSM Portfolio* (Class S)               Seeks long-term growth of capital. The Portfolio invests,
                                                                  under normal circumstances, at least 80% of its net assets
     * Goldman Sachs TollkeeperSM is a service mark of Goldman    plus any borrowings for investment purposes (measured at
       Sachs & Co.                                                time of investment) in equity investments in "Tollkeeper"
    Investment Adviser:  Directed Services, Inc.                  companies, which are high-quality technology, media, or
    Investment Subadviser: Goldman Sachs Asset Management, L.P.   service companies that adopt or use technology to improve
                                                                  cost structure, revenue opportunities or competitive
                                                                  advantage.  The Portfolio seeks to achieve its investment
                                                                  objective by investing in equity investments of companies
                                                                  that the Portfolio Manager believes are well-positioned to benefit from the proliferation of technology.
-------------------------------------------------------------------------------------------------------------------------------
ING Hard Assets Portfolio (Class S)                               A nondiversified Portfolio that seeks long-term capital
    Investment Adviser:  Directed Services, Inc.                  appreciation. The Portfolio normally invests at least 80%
    Investment Subadviser: Baring International Investment        of its assets in the equities of producers of commodities.
    Limited
-------------------------------------------------------------------------------------------------------------------------------


Generations - 133975


                                      B3

Fund Name and
Investment Adviser/Subadviser                                     Investment Objective
-------------------------------------------------------------------------------------------------------------------------------
ING International Portfolio (Class S)                             Seeks long-term growth of capital. Under normal conditions,
    Investment Adviser:  Directed Services, Inc.                  the Portfolio invests at least 80% of its net assets and
    Investment Subadviser: ING Investment Management Co.          borrowings for investment purposes in equity securities of issuers located in countries outside of the United States.
-------------------------------------------------------------------------------------------------------------------------------
ING Janus Special Equity Portfolio (Class S)                      A nondiversified Portfolio that seeks capital appreciation.
    Investment Adviser:  Directed Services, Inc.                  The Portfolio invests, under normal circumstances, at least
    Investment Subadviser: Janus Capital Management, LLC          80% of its net assets (plus borrowings for investment
                                                                  purposes) in equity securities with the potential for
                                                                  long-term growth of capital.
-------------------------------------------------------------------------------------------------------------------------------
ING Jennison Equity Opportunities Portfolio                       Seeks long-term capital growth. The Portfolio normally
    (Class S)                                                     invests at least 80% of its net assets (plus any borrowings
    Investment Adviser:  Directed Services, Inc.                  for investment purposes) in attractively valued equity
    Investment Subadviser: Jennison Associates, LLC               securities of companies with current or emerging earnings
                                                                  growth the Portfolio Manager believes to be not fully
                                                                  appreciated or recognized by the market.
-------------------------------------------------------------------------------------------------------------------------------
ING JPMorgan Small Cap Equity Portfolio                           A nondiversified Portfolio that seeks capital growth over
    (Class S)                                                     the long term. Under normal market conditions, the
    (formerly ING JP Morgan Fleming Small Cap Equity Portfolio)   Portfolio invests at least 80% of its total assets in
    Investment Adviser:  Directed Services, Inc.                  equity securities of small-cap companies.
    Investment Subadviser: J.P. Morgan Investment Management
    Inc.
-------------------------------------------------------------------------------------------------------------------------------
ING Julius Baer Foreign Portfolio (Class S)                       Seeks long-term growth of capital.  The Portfolio, under
    Investment Adviser:  Directed Services, Inc.                  normal circumstances, invests in a wide variety of
    Investment Subadviser: Julius Baer Investment Management      international equity securities issued through the world,
    LLC.                                                          normally excluding the United States.  The Portfolio
                                                                  normally invests at least 80% of its assets in equity
                                                                  securities tied economically to countries outside the
                                                                  United States.
-------------------------------------------------------------------------------------------------------------------------------
ING Legg Mason Value Portfolio (Class S)                          Seeks long-term growth of capital. The Portfolio normally
    (formerly ING Janus Growth and Income Portfolio)              invests in equity securities that offer the potential for
                                                                  capital growth.  The Portfolio may also invest in companies
    Investment Adviser:  Directed Services, Inc.                  with market capitalizations greater than $5 billion, but
    Investment Subadviser:  Legg Mason Funds Management, Inc.     may invest in companies of any size.  The Portfolio may
                                                                  also invest up to 25% of its total assets in long-term debt securities.
-------------------------------------------------------------------------------------------------------------------------------
ING LifeStyle Aggressive Growth Portfolio                         Seeks to provide growth of capital.  The Portfolio invests in a combination of ING portfolios according to a fixed
    Investment Adviser:  ING Investments, LLC                     formula that over time should reflect an allocation of
                                                                  approximately 100% in equity securities. Please see below
                                                                  for a list of portfolios that may be included in one or
                                                                  more of the ING LifeStyle Portfolios.
-------------------------------------------------------------------------------------------------------------------------------
ING LifeStyle Growth Portfolio                                    Seeks to provide growth of capital and some current
                                                                  income.  The Portfolio invests in a combination of ING
    Investment Adviser:  ING Investments, LLC                     portfolios according to a fixed formula that over time
                                                                  should reflect an allocation of approximately 80% in equity securities and 20% in fixed income securities. Please see
                                                                  below for a list of portfolios that may be included in one or more of the ING LifeStyle Portfolios.
-------------------------------------------------------------------------------------------------------------------------------



Generations - 133975


                                      B4

Fund Name and
Investment Adviser/Subadviser                                     Investment Objective
-------------------------------------------------------------------------------------------------------------------------------
ING LifeStyle Moderate Growth Portfolio                           Seeks to provide growth of capital and a low to moderate
                                                                  level of current income.  The Portfolio invests in a
    Investment Adviser:  ING Investments, LLC                     combination of ING portfolios according to a fixed formula that over time should reflect an allocation of
                                                                  approximately 65% in equity securities and 35% in fixed
                                                                  income securities. Please see below for a list of
                                                                  portfolios that may be included in one or more of the ING
                                                                  LifeStyle Portfolios.
-------------------------------------------------------------------------------------------------------------------------------
ING LifeStyle Moderate Portfolio                                  Seeks to provide growth and capital and current income.
                                                                  The Portfolio invests in a combination of ING portfolios
    Investment Adviser:  ING Investments, LLC                     according to a fixed formula that over time should reflect an allocation of approximately 50% in equity securities and
                                                                  50% in fixed income securities. Please see below for a list of portfolios that may be included in one or more of the
                                                                  ING LifeStyle Portfolios.
-------------------------------------------------------------------------------------------------------------------------------
ING Liquid Assets Portfolio (Class S)                             Seeks high level of current income consistent with the
    Investment Adviser:  Directed Services, Inc.                  preservation of capital and liquidity. The Portfolio
    Investment Subadviser: ING Investment Management Co.          Manager strives to maintain a stable $1 per share net asset value and its investment strategy focuses on safety of
                                                                  principal, liquidity and yield, in order of importance, to achieve this goal.
-------------------------------------------------------------------------------------------------------------------------------
ING Marsico Growth Portfolio (Class S)                            Seeks capital appreciation. The Portfolio invests primarily
    Investment Adviser:  Directed Services, Inc.                  in equity securities selected for their growth potential.
    Investment Subadviser: Marsico Capital Management, LLC        The Portfolio may invest in companies of any size, from
                                                                  larger, well-established companies to smaller, emerging
                                                                  growth companies.
-------------------------------------------------------------------------------------------------------------------------------
ING Mercury Focus Value Portfolio (Class S)                       Seeks long-term growth of capital. The Portfolio invests
    Investment Adviser:  Directed Services, Inc.                  primarily in a diversified portfolio consisting of equity
    Investment Subadviser: Mercury Advisors                       securities that the Portfolio Manager believes are
                                                                  undervalued relative to its assessment of the current or
                                                                  prospective condition of the issuer.
-------------------------------------------------------------------------------------------------------------------------------
ING Mercury LargeCap Growth Portfolio                             Seeks long-term growth of capital. The Portfolio at least
    (Class S)                                                     80% of its assets in equity securities of large
    Investment Adviser:  Directed Services, Inc.                  capitalization companies.  The Portfolio will provide
    Investment Subadviser: Mercury Advisors                       shareholders with at least 60 days' prior notice of any
                                                                  changes in this investment strategy.  The Portfolio will
                                                                  invest primarily in equity securities of companies located in the United States that the Portfolio Manager believes
                                                                  have good prospects for earnings growth.
-------------------------------------------------------------------------------------------------------------------------------
ING MFS Mid Cap Growth Portfolio (Class S)                        A nondiversified Portfolio that seeks long-term growth of
    Investment Adviser:  Directed Services, Inc.                  capital. The Portfolio normally invests at least 80% of its
    Investment Subadviser: Massachusetts Financial Services       net assets in common stocks and related securities (such as
    Company                                                       preferred stocks, convertible securities and depositary
                                                                  receipts) of companies with medium market capitalizations
                                                                  (or "mid-cap companies") which the Portfolio Manager
                                                                  believes have above-average growth potential.
-------------------------------------------------------------------------------------------------------------------------------
ING MFS Total Return Portfolio (Class S)                          Seeks above-average income (compared to a portfolio
    Investment Adviser:  Directed Services, Inc.                  entirely invested in equity securities) consistent with the
    Investment Subadviser: Massachusetts Financial Services       prudent employment of capital. Secondarily seeks reasonable
    Company                                                       opportunity for growth of capital and income. The Portfolio invests in a combination of equity and fixed income
                                                                  securities.
-------------------------------------------------------------------------------------------------------------------------------



Generations - 133975


                                      B5

Fund Name and
Investment Adviser/Subadviser                                     Investment Objective
-------------------------------------------------------------------------------------------------------------------------------
ING Oppenheimer Main Street Portfolio (Class S)                   Seeks long-term growth of capital and future income.  The
    Investment Adviser:  Directed Services, Inc.                  Portfolio currently invests mainly in common stocks of U.S.
    Investment Subadviser: OppenheimerFunds, Inc.                 companies of different capitalization ranges, presently
                                                                  focusing on large-capitalization issuers.  It also can buy debt securities, such as bonds and debentures, but does not currently emphasize these investments.
-------------------------------------------------------------------------------------------------------------------------------
ING PIMCO Core Bond Portfolio (Class S)                           Seeks maximum total return, consistent with preservation of
    Investment Adviser:  Directed Services, Inc.                  capital and prudent investment management. The Portfolio is
    Investment Subadviser: Pacific Investment Management          diversified and seeks to achieve its investment objective
    Company LLC                                                   by investing under normal circumstances at least 80% of its net assets (plus borrowings for investment purposes) in a
                                                                  diversified portfolio of fixed income instruments of
                                                                  varying maturities.
-------------------------------------------------------------------------------------------------------------------------------
ING PIMCO High Yield Portfolio (Class S)                          Seeks maximum total return, consistent with preservation of
    (formerly PIMCO High Yield Portfolio)                         capital and prudent investment management.  The Portfolio
                                                                  normally invests at least 80% of its assets in a
    Investment Adviser:  Directed Services, Inc.                  diversified portfolio of high yield securities ("junk
    Investment Subadviser:  Pacific Investment Management         bonds") rated below investment grade but rated at least B-.
    Company LLC
-------------------------------------------------------------------------------------------------------------------------------
ING Salomon Brothers All Cap Portfolio                            A nondiversified Portfolio that seeks capital appreciation
    (Class S)                                                     through investment in securities which the Subadviser
    Investment Adviser:  Directed Services, Inc.                  believes have above-average capital appreciation potential.
    Investment Subadviser: Salomon Brothers Asset Management,     The Portfolio invests primarily in common stocks and common
    Inc.                                                          stock equivalents, such as preferred stocks and securities convertible into common stocks, of companies the Portfolio
                                                                  Manager believes are undervalued in the marketplace.
-------------------------------------------------------------------------------------------------------------------------------
ING Salomon Brothers Investors Portfolio                          Seeks long-term growth of capital. Secondarily seeks
    (Class S)                                                     current income. The Portfolio invests primarily in equity
    Investment Adviser:  Directed Services, Inc.                  securities of U.S. companies. The Portfolio may also invest
    Investment Subadviser: Salomon Brothers Asset Management,     in other equity securities. To a lesser degree, the
    Inc.                                                          Portfolio invests in income producing securities such as
                                                                  debt securities.
-------------------------------------------------------------------------------------------------------------------------------
ING T. Rowe Price Capital Appreciation Portfolio                  Seeks, over the long-term, a high total investment return,
    (Class S)                                                     consistent with the preservation of capital and prudent
    Investment Adviser:  Directed Services, Inc.                  investment risk. The Portfolio pursues an active asset
    Investment Subadviser: T. Rowe Price Associates, Inc.         allocation strategy whereby investments are allocated among three asset classes - equity securities, debt securities
                                                                  and money market instruments.
-------------------------------------------------------------------------------------------------------------------------------
ING T. Rowe Price Equity Income Portfolio                         Seeks substantial dividend income as well as long-term
    (Class S)                                                     growth of capital. The Portfolio normally invests at least
    Investment Adviser:  Directed Services, Inc.                  80% of its assets in common stocks, with 65% in the common
    Investment Subadviser: T. Rowe Price Associates, Inc.         stocks of well-established companies paying above-average
                                                                  dividends. The Portfolio may also invest in convertible
                                                                  securities, warrants and preferred stocks, foreign
                                                                  securities, debt securities including high-yield debt
                                                                  securities and future and options.
-------------------------------------------------------------------------------------------------------------------------------
ING UBS U.S. Balanced Portfolio (Class S)                         Seeks to maximize total return over the long term by
    Investment Adviser:  Directed Services, Inc.                  allocating its assets among stocks, bonds, short-term
    Investment Subadviser: UBS Global Asset Management            instruments and other investments. The Portfolio Manager
    (Americas) Inc.                                               allocates the Portfolio's assets among the following
                                                                  classes, or types, of investments: stocks, bonds, and
                                                                  short-term money market debt obligations.
-------------------------------------------------------------------------------------------------------------------------------



Generations - 133975


                                      B6

Fund Name and
Investment Adviser/Subadviser                                     Investment Objective
-------------------------------------------------------------------------------------------------------------------------------
ING Van Kampen Equity Growth Portfolio                            Seeks long-term capital appreciation. The Portfolio Manager
    (Class S)                                                     seeks to maximize long-term capital appreciation by
    Investment Adviser:  Directed Services, Inc.                  investing primarily in growth-oriented equity securities of
    Investment Subadviser: Van Kampen                             large-capitalization U.S. and, to a limited extent, foreign companies that are listed on U.S. exchanges or traded in
                                                                  U.S. markets.
-------------------------------------------------------------------------------------------------------------------------------
ING Van Kampen Global Franchise Portfolio                         A nondiversified Portfolio that seeks long-term capital
                                                                  appreciation. The Portfolio Manager invests primarily in
     (Class S)                                                    equity securities of issuers located throughout the world
    Investment Adviser:  Directed Services, Inc.                  that it believes have, among other things, resilient
    Investment Subadviser: Van Kampen                             business franchises and growth potential. The Portfolio may invest of in the securities of companies of any size.
-------------------------------------------------------------------------------------------------------------------------------
ING Van Kampen Growth and Income Portfolio                        Seeks long-term growth of capital and income. Under normal
    (Class S)                                                     market conditions, the Portfolio Manager seeks to achieve
    Investment Adviser:  Directed Services, Inc.                  the Portfolio's investment objective by investing primarily
    Investment Subadviser: Van Kampen                             in what it believes to be income-producing equity
                                                                  securities, including common stocks and convertible
                                                                  securities; although investments are also made in
                                                                  non-convertible preferred stocks and debt securities rated
                                                                  "investment grade," which are securities rated within the
                                                                  four highest grades assigned by Standard & Poor's ("S&P")
                                                                  or by Moody's Investors Service, Inc. ("Moody's").
-------------------------------------------------------------------------------------------------------------------------------
ING Van Kampen Real Estate Portfolio                              A nondiversified Portfolio that seeks capital appreciation.
    (Class S)                                                     Secondarily seeks current income. The Portfolio invests at
    Investment Adviser:  Directed Services, Inc.                  least 80% of its assets in equity securities of companies
    Investment Subadviser: Van Kampen                             in the U.S. real estate industry that are listed on
                                                                  national exchanges or the National Association of
                                                                  Securities Dealers Automated Quotation System ("NASDAQ").
-------------------------------------------------------------------------------------------------------------------------------
ING Partners, Inc.
     151 Farmington Avenue, Hartford, CT  06156-8962
-------------------------------------------------------------------------------------------------------------------------------
ING JPMorgan Fleming International Portfolio                      Seeks long-term growth of capital. Invests primarily (at
    (Service Class)                                               least 65% of total assets) in the equity securities of
    Investment Adviser: ING Life Insurance and Annuity Company    foreign companies that the subadviser believes have high
    Investment Subadviser: J.P. Morgan Fleming Asset Management   growth potential. Will normally invest in securities of at
    (London) Ltd.                                                 least three different countries other than the U.S. and
                                                                  will invest in both developed and developing markets.
-------------------------------------------------------------------------------------------------------------------------------
ING Salomon Brothers Aggressive Growth Portfolio                  Seeks long-term growth of capital. Invests primarily (at
    (Service Class)                                               least 80% of net assets under normal circumstances) in
    Investment Adviser: ING Life Insurance and Annuity Company    common stocks and related securities, such as preferred
    Investment Subadviser: Salomon Brothers Asset Management      stocks, convertible securities and depositary receipts, of
    Inc.                                                          emerging growth companies.
-------------------------------------------------------------------------------------------------------------------------------
ING Variable Insurance Trust
         7337 E. Doubletree Ranch Road, Scottsdale, AZ  85258
-------------------------------------------------------------------------------------------------------------------------------
ING VP Worldwide Growth Portfolio                                 Seeks long-term capital appreciation. A nondiversified
    Investment Adviser:  ING Investments, LLC                     Portfolio that under normal conditions, invests at least
    Investment Subadviser:  ING Investment Management Co.         65% of net assets in equity securities of issuers located
                                                                  in at least three countries, one of which may be the U.S.
                                                                  Generally invests at least 75% of total assets in common
                                                                  and preferred stocks, warrants and convertible securities.
-------------------------------------------------------------------------------------------------------------------------------


Generations - 133975


                                      B7

Fund Name and
Investment Adviser/Subadviser                                     Investment Objective
-------------------------------------------------------------------------------------------------------------------------------
ING Variable Portfolios, Inc.
         7337 E. Doubletree Ranch Road, Scottsdale, AZ  85258
-------------------------------------------------------------------------------------------------------------------------------
ING VP Index Plus LargeCap Portfolio                              Seeks to outperform the total return performance of the
    (Class S)                                                     Standard & Poor's 500 Composite Stock Price Index (S&P 500
    Investment Adviser:  ING Investments, LLC                     Index), while maintaining a market level of risk. Invests
    Investment Subadviser:  ING Investment Management Co.         at least 80% of assets in stocks included in the S&P 500
                                                                  Index. The subadviser's objective is to overweight those
                                                                  stocks in the S&P 500 Index that it believes will
                                                                  outperform the index and underweight or avoid those stocks it believes will underperform the index.
-------------------------------------------------------------------------------------------------------------------------------
ING VP Index Plus MidCap Portfolio                                Seeks to outperform the total return performance of the
    (Class S)                                                     Standard & Poor's MidCap 400 Index (S&P MidCap 400 Index),
                                                                  while maintaining a market level of risk.  Invests at least
    Investment Advisor:  ING Investments, LLC Investment          80% of assets in stocks included in the S&P MidCap 400
    Subadviser:  ING Investment Management Co.                    Index.  The subadviser's objective is to overweight those
                                                                  stocks in the S&P MidCap 400 Index that it believes will
                                                                  outperform the index and underweight or avoid those stocks that it believes will underperform the index.
-------------------------------------------------------------------------------------------------------------------------------
ING VP Index Plus SmallCap Portfolio                              Seeks to outperform the total return performance of the
    (Class S)                                                     Standard & Poor's SmallCap 600 Index (S&P 600 Index), while maintaining a market level of risk.  Invests at least 80%
    Investment Advisor:  ING Investments, LLC                     of assets in stocks included in the S&P 600 Index.  The
    Investment Subadviser:  ING Investment Management Co.         subadviser's objective is to overweight those stocks in the
                                                                  S&P 600 Index that it believes will outperform the index
                                                                  and underweight or avoid those stocks that it believes will underperform the index.
-------------------------------------------------------------------------------------------------------------------------------
ING Variable Products Trust
       7337 E. Doubletree Ranch Road, Scottsdale, AZ  85258
-------------------------------------------------------------------------------------------------------------------------------
ING VP Financial Services Portfolio                               Seeks long-term capital appreciation.  Invests, under
    (Class S)                                                     normal market conditions, at least 80% of assets in equity securities and equity equivalent securities of companies
    Investment Adviser:  ING Investments, LLC                     principally engaged in the financial services industry.  As
    Investment Subadviser:  ING Investment Management Co.         a general matter, the Portfolio expects these investments
                                                                  to be in common stocks of large-, mid- and small-sized
                                                                  companies.  May invest remaining 20% of assets in equity or debt securities of financial services companies or
                                                                  companies that are not financial services companies, and in money market instruments.
-------------------------------------------------------------------------------------------------------------------------------
ING VP MagnaCap Portfolio (Class S)                               Seeks growth of capital, with dividend income as a
                                                                  secondary consideration. Normally invests at least 80% of
    Investment Adviser:  ING Investments, LLC                     assets in common stocks of large companies, which are those
    Investment Subadviser:  ING Investment Management Co.         included in the 500 largest U.S. companies, as measured by total revenues, net assets, cash flow or earnings, or the
                                                                  1,000 largest companies as measured by equity market
                                                                  capitalization.
-------------------------------------------------------------------------------------------------------------------------------
ING VP MidCap Opportunities Portfolio                             Seeks long-term capital appreciation. Normally invests at
    (Class S)                                                     least 80% of assets in the common stocks of mid-sized U.S.
    Investment Adviser:  ING Investments, LLC                     companies that the subadviser believes have above average
    Investment Subadviser:  ING Investment Management Co.         prospects for growth. For this Portfolio, mid-sized
                                                                  companies are those with market capitalizations that fall
                                                                  within the range of companies in the Russell MidCap Growth
                                                                  Index.
-------------------------------------------------------------------------------------------------------------------------------
ING VP SmallCap Opportunities Portfolio                           Seeks long-term capital appreciation. Normally invests at
    (Class S)                                                     least 80% of assets in the common stock of smaller,
    Investment Adviser:  ING Investments, LLC                     lesser-known U.S. companies that are believed to have above average prospects for growth. For this Portfolio, smaller
                                                                  companies are those with market capitalizations that fall
                                                                  within the range of companies in the Russell 2000 Index.
-------------------------------------------------------------------------------------------------------------------------------



Generations - 133975


                                      B8

Fund Name and
Investment Adviser/Subadviser                                     Investment Objective
-------------------------------------------------------------------------------------------------------------------------------
ING VP Intermediate Bond Portfolio
-------------------------------------------------------------------------------------------------------------------------------
ING VP Intermediate Bond Portfolio (Class S)                      Seeks to maximize total return as is consistent with
    Investment Adviser:  ING Investments, LLC                     reasonable risk, through investment in a diversified
    Investment Subadviser:  ING Investment Management Co.         portfolio consisting of investment-grade corporate bonds,
                                                                  and debt securities issued or guaranteed by the U.S.
                                                                  Government, its agencies or instrumentalities. Under normal market conditions, invests at least 80% of assets in
                                                                  high-grade corporate bonds, mortgage-related and other
                                                                  asset-backed securities, and securities issued or
                                                                  guaranteed by the U.S. Government, its agencies or
                                                                  instrumentalities. The Portfolio may also invest up to 15%
                                                                  of total assets in high-yield instruments and up to 25% of total assets in foreign debt securities.
-------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
    11 Greenway Plaza, Suite 100, Houston, TX  77046-1173
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund                             Seeks long-term growth of capital. Seeks to meet its
    (Series II)                                                   objective by investing in securities of companies that are
    Investment Adviser:  A I M Advisors, Inc.                     likely to benefit from changing demographic, economic and
    Investment Subadviser:  H.S. Dent Advisors, Inc.              lifestyle trends. These securities may include common
                                                                  stocks, convertible bonds, convertible preferred stocks and warrants of companies within a broad range of market
                                                                  capitalizations.
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Leisure Fund (Series I)                                  Seeks capital growth. The Fund normally invests at least
                                                                  80% of its net assets in the equity securities and
    Investment Adviser:  A I M Advisors, Inc.                     equity-related instruments of companies engaged in the
    Investment Subadviser:  INVESCO Institutional (N.A.), Inc.    design, production, and distribution of products related to leisure activities. These industries include, but are not
                                                                  limited to, hotels/gaming, publishing, advertising,
                                                                  beverages, audio/video, broadcasting-radio/TV, cable &
                                                                  satellite operators, cable & satellite programmers, motion pictures & TV, recreation services/entertainment, retail,
                                                                  and toys. At any given time, 20% of the Fund's assets are
                                                                  not required to be invested in the sector.
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund (Series I)                                Seeks capital growth. It also seeks current income. The
                                                                  Fund normally invests at least 80% of its net assets in the
    Investment Adviser:  A I M Advisors, Inc.                     equity securities and equity-related instruments of
    Investment Subadviser:  INVESCO Institutional (N.A.), Inc.    companies engaged in utilities-related industries. These
                                                                  include, but are not limited to, companies that produce,
                                                                  generate, transmit, or distribute natural gas or
                                                                  electricity, as well as in companies that provide
                                                                  telecommunications services, including local, long distance and wireless. A portion of the Fund's assets is not
                                                                  required to be invested in the sector.
-------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products
    82 Devonshire Street, Boston, MA  02109
-------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Equity-Income Portfolio                             Seeks reasonable income. Also considers the potential for
    (Service Class 2)                                             capital appreciation. Seeks to achieve a yield which
    Investment Adviser: Fidelity Management & Research Co.        exceeds the composite yield on the securities comprising
    Investment Subadviser: FMR Co., Inc.                          the Standard & Poor's 500SM Index. Normally invests at
                                                                  least 80% of total assets in income-producing equity
                                                                  securities (which tends to lead to investments in large cap
                                                                  "value" stocks).
-------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio (Service Class 2)                  Seeks to achieve capital appreciation. Normally invests
    Investment Adviser: Fidelity Management & Research Co.        primarily in common stocks of companies, investing in both
    Investment Subadviser: FMR Co., Inc.                          domestic and foreign issuers.  Invests in either "growth"
                                                                  stocks or "value" stocks or both.
-------------------------------------------------------------------------------------------------------------------------------



Generations - 133975


                                      B9

Fund Name and
Investment Adviser/Subadviser                                     Investment Objective
-------------------------------------------------------------------------------------------------------------------------------
Liberty Variable Insurance Trust
    600 Atlantic Avenue, Boston, MA  02210
-------------------------------------------------------------------------------------------------------------------------------
Colonial Small Cap Value Fund                                     Seeks long-term growth by investing primarily in small
    Investment Adviser:  Columbia Management Advisors, Inc.       capitalization equities.
-------------------------------------------------------------------------------------------------------------------------------
Pioneer Variable Contracts Trust
    60 State Street, Boston, MA  02109
-------------------------------------------------------------------------------------------------------------------------------
Pioneer Fund VCT Portfolio (Class II)                             Seeks reasonable income and capital growth. Invests in a
    Investment Adviser:  Pioneer Investment Management, Inc.      broad list of carefully selected, reasonably priced
                                                                  securities rather than in securities whose prices reflect a premium resulting from their current market popularity.
                                                                  Invests the major portion of its assets in equity
                                                                  securities, primarily of U.S. issuers.
-------------------------------------------------------------------------------------------------------------------------------
Pioneer Mid Cap Value VCT Portfolio (Class II)                    Seeks capital appreciation by investing in a diversified
    Investment Adviser:  Pioneer Investment Management, Inc.      portfolio of securities consisting primarily of common
                                                                  stocks. Normally, invests at least 80% of total assets in
                                                                  equity securities of mid-size companies, that is, companies with market values within the range of market values of
                                                                  companies included in the Russell Midcap(R) Value Index.
-------------------------------------------------------------------------------------------------------------------------------
Pro Funds VP
    3435 Stelzer Road, Suite 1000, P.O. Box 182100, Columbus, OH  43218-2000
-------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                   Seeks daily investment results, before fees and expenses,
    Investment Adviser: ProFund Advisors LLC                      that correspond to the daily performance of the S&P 500
                                                                  Index.
-------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                              Seeks daily investment results, before fees and expenses,
    Investment Adviser:  ProFund Advisors LLC                     that correspond to the daily performance of the ProFunds
                                                                  Europe 30 Index.
-------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                               Seeks daily investment results, before fees and expenses,
    Investment Adviser: ProFund Advisors LLC                      that correspond to one and one-quarter times (125%) the
                                                                  inverse (opposite) of the daily price movement of the most recently issued 30-year U.S. Treasury Bond ("Long Bond").
-------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                              Seeks daily investment results, before fees and expenses,
    Investment Adviser:  ProFund Advisors LLC                     that correspond to the daily performance of the Russell
                                                                  2000 Index.
-------------------------------------------------------------------------------------------------------------------------------
Prudential Series Fund, Inc.
    751 Broad Street, Newark, NJ  07102
-------------------------------------------------------------------------------------------------------------------------------
Jennison Portfolio (Class II)                                     Seeks to achieve long-term growth of capital. Invests
    Investment Adviser:  Prudential Investments LLC               primarily in equity securities of major, established
    Investment Subadviser:  Jennison Associates LLC               corporations that the investment adviser believes offer
                                                                  above-average growth prospects. May invest up to 30% of
                                                                  total assets in foreign securities. Normally invests 65% of total assets in common stocks and preferred stocks of
                                                                  companies with capitalization in excess of $1 billion.
-------------------------------------------------------------------------------------------------------------------------------



Generations - 133975


                                      B10

Fund Name and
Investment Adviser/Subadviser                                     Investment Objective
-------------------------------------------------------------------------------------------------------------------------------
SP William Blair International Growth Portfolio (Class II)        Seeks long-term growth of capital. Invests in
(formerly SP Jennison International Growth Portfolio)             equity-related securities of foreign issuers that the
    Investment Adviser:  Prudential Investments LLC               subadviser thinks will increase in value over a period of
    Investment Subadviser:  William Blair & Company LLC           years. Invests primarily in the common stock of large and
                                                                  medium-sized foreign companies. Under normal circumstances, invests at least 65% of total assets in common stock of
                                                                  foreign companies operating or based in at least five
                                                                  different countries.
-------------------------------------------------------------------------------------------------------------------------------

The following portfolios are within the current group of ING Portfolios included in one or more of the LifeStyle Portfolios:


     ING Alliance Mid Cap Growth Portfolio                    ING Salomon Brothers All Cap Portfolio
     ING JP Morgan Fleming International Portfolio            ING Salomon Brothers Investors Portfolio
     ING Julius Baer Foreign Portfolio                        ING VP Intermediate Bond Portfolio
     ING Legg Mason Value Portfolio                           ING VP Growth Portfolio
     ING Liquid Asset Portfolio                               ING VP Index Plus MidCap Portfolio
     ING Marsico Growth Portfolio                             ING VP Index Plus SmallCap Portfolio
     ING PIMCO Core Bond Portfolio                            ING VP Small Company Portfolio
     ING PIMCO High Yield Portfolio
     ING Salomon Brothers Aggressive Growth


The following portfolios are those within the group of ING Portfolios that may be included in one or more of the ING LifeStyle Portfolios:


ING AIM Mid Cap Growth Portfolio                    ING Oppenheimer Main Street Portfolio
ING Alger Aggressive Growth Portfolio               ING PIMCO Core Bond Portfolio
ING Alger Growth Portfolio                          ING PIMCO High Yield Portfolio
ING Alliance Mid Cap Growth Portfolio               ING Salomon Brothers Aggressive Growth Portfolio
ING American Century SmallCap Value Portfolio       ING Salomon Brothers All Cap Portfolio
ING Baron SmallCap Growth Portfolio                 ING Salomon Brothers Investors Portfolio
ING Capital Guardian Large Cap Value Portfolio      ING T. Rowe Price Growth Equity Portfolio
ING Capital Guardian Managed Global Portfolio       ING T. Rowe Price Capital Appreciation Portfolio
ING Capital Guardian Small Cap Portfolio            ING T. Rowe Price Equity Income Portfolio
ING Eagle Asset Value Equity Portfolio              ING UBS U.S. Balanced Portfolio
ING Evergreen Omega Portfolio                       ING UBS U.S. Large Cap Equity Portfolio
ING FMR Diversified Mid Cap Portfolio               ING Van Kampen Comstock Portfolio
ING International Portfolio                         ING Van Kampen Equity Growth Portfolio
ING Janus Special Equity Portfolio                  ING Van Kampen Global Franchise Portfolio
ING Jennison Equity Opportunities Portfolio         ING Van Kampen Growth and Income Portfolio
ING JPMorgan Fleming International Portfolio        ING VP Balanced Portfolio
ING JPMorgan Small Cap Equity Portfolio             ING VP Intermediate Bond Portfolio
ING JP Morgan MidCap Value Portfolio                ING VP Growth & Income Portfolio
ING Julius Baer Foreign Portfolio                   ING VP Growth Portfolio
ING Legg Mason Value Portfolio                      ING VP Index Plus LargeCap Portfolio
ING Liquid Asset Portfolio                          ING VP Index Plus MidCap Portfolio
ING Marsico Growth Portfolio                        ING VP Index Plus SmallCap Portfolio
ING Mercury Focus Value Portfolio                   ING VP MidCap Opportunities Portfolio
ING MFS Capital Opportunities Portfolio             ING VP Small Company Portfolio
ING MFS Mid Cap Growth Portfolio                    ING VP SmallCap Opportunities Portfolio
ING MFS Total Return Portfolio                      ING VP Value Opportunity Portfolio
ING OpCap Balanced Value Portfolio                  ING VP Worldwide Growth Portfolio


The prospectus for the ING LifeStyle Portfolio contains information about the underlying portfolios included in the ING LifeStyle Portfolio.


Generations - 133975


                                      B11

--------------------------------------------------------------------------------
APPENDIX C
--------------------------------------------------------------------------------

                                Fixed Account II


Fixed Account II ("Fixed Account") is an optional fixed interest allocation offered during the accumulation phase of your variable annuity contract between you and ING USA Annuity and Life Insurance Company ("ING USA," the "Company," "we" or "our"). The Fixed Account, which is a segregated asset account of ING USA, provides a means for you to invest on a tax-deferred basis and earn a guaranteed interest for guaranteed interest periods (Fixed Interest Allocation(s)). We will credit your Fixed Interest Allocation(s) with a fixed rate of interest. We currently offer Fixed Interest Allocations with guaranteed interest periods of 5, 7 and 10 years. In addition, we may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively in connection with our dollar cost averaging program. We may offer additional guaranteed interest periods in some or all states, may not offer all guaranteed interest periods on all contracts or in all states and the rates for a given guaranteed interest period may vary among contracts. We set the interest rates periodically. We may credit a different interest rate for each interest period. The interest you earn in the Fixed Account as well as your principal is guaranteed by ING USA, as long as you do not take your money out before the maturity date for the applicable interest period. If you take your money out from a Fixed Interest Allocation more than 30 days before the applicable maturity date, we will apply a market value adjustment ("Market Value Adjustment"). A Market Value Adjustment could increase or decrease your contract value and/or the amount you take out. A surrender charge may also apply to withdrawals from your contract. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

For contracts sold in some states, not all Fixed Interest Allocations are available. You have a right to return a contract for a refund as described in the prospectus.

The Fixed Account

You may allocate premium payments and transfer your Contract value to the guaranteed interest periods of the Fixed Account during the accumulation period as described in the prospectus. Every time you allocate money to the Fixed Account, we set up a Fixed Interest Allocation for the guaranteed interest period you select. We will credit your Fixed Interest Allocation with a guaranteed interest rate for the interest period you select, so long as you do not withdraw money from that Fixed Interest Allocation before the end of the guaranteed interest period. Each guaranteed interest period ends on its maturity date which is the last day of the month in which the interest period is scheduled to expire.

Your Contract value in the Fixed Account is the sum of your Fixed Interest Allocations and the interest credited as adjusted for any withdrawals, transfers or other charges we may impose, including any Market Value Adjustment. Your Fixed Interest Allocation will be credited with the guaranteed interest rate in effect for the guaranteed interest period you selected when we receive and accept your premium or reallocation of Contract value. We will credit interest daily at a rate that yields the quoted guaranteed interest rate.

If you surrender, withdraw, transfer or annuitize your investment in a Fixed Interest Allocation more than 30 days before the end of the guaranteed interest period, we will apply a Market Value Adjustment to the transaction. A Market Value Adjustment could increase or decrease the amount you surrender, withdraw, transfer or annuitize, depending on current interest rates at the time of the transaction. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

Guaranteed Interest Rates

Each Fixed Interest Allocation will have an interest rate that is guaranteed as long as you do not take your money out until its maturity date. We do not have a specific formula for establishing the guaranteed interest rates for the different guaranteed interest periods. We determine guaranteed interest rates at our sole discretion. We cannot predict the level of future interest rates. For more information see the prospectus for the Fixed Account.


Generations - 133975


                                      C1

Transfers from a Fixed Interest Allocation

You may transfer your Contract value in a Fixed Interest Allocation to one or more new Fixed Interest Allocations with new guaranteed interest periods, or to any of the subaccounts of ING USA's Separate Account B as described in the prospectus on the maturity date of a guaranteed interest period. The minimum amount that you can transfer to or from any Fixed Interest Allocation is $100. Transfers from a Fixed Interest Allocation may be subject to a Market Value Adjustment. If you have a special Fixed Interest Allocation that was offered exclusively with our dollar cost averaging program, canceling dollar cost averaging will cause a transfer of the entire Contract value in such Fixed Interest Allocation to the Liquid Assets subaccount, and such a transfer will be subject to a Market Value Adjustment.

Please be aware that the benefit we pay under certain optional benefit riders will be adjusted by any transfers you make to and from the Fixed Interest Allocations during specified periods while the rider is in effect. See "Optional Riders" in the prospectus.

Withdrawals from a Fixed Interest Allocation

During the accumulation phase, you may withdraw a portion of your Contract value in any Fixed Interest Allocation. You may make systematic withdrawals of only the interest earned during the prior month, quarter or year, depending on the frequency chosen, from a Fixed Interest Allocation under our systematic withdrawal option. A withdrawal from a Fixed Interest Allocation may be subject to a Market Value Adjustment and a contract surrender charge. Be aware that withdrawals may have federal income tax consequences, including a 10% penalty tax, as well as state income tax consequences.

Please be aware that the benefit we pay under any of the optional benefit riders will be reduced by any withdrawals you made from the Fixed Interest Allocations during the period while the rider is in effect. See "Optional Riders" in the prospectus.

Market Value Adjustment

A Market Value Adjustment may decrease, increase or have no effect on your Contract value. We will apply a Market Value Adjustment (i) whenever you withdraw or transfer money from a Fixed Interest Allocation (unless made within 30 days before the maturity date of the applicable guaranteed interest period, or under the systematic withdrawal or dollar cost averaging program) and (ii) if on the annuity start date a guaranteed interest period for any Fixed Interest Allocation does not end on or within 30 days of the annuity start date.

A Market Value Adjustment may be positive, negative or result in no change. In general, if interest rates are rising, you bear the risk that any Market Value Adjustment will likely be negative and reduce your Contract value. On the other hand, if interest rates are falling, it is more likely that you will receive a positive Market Value Adjustment that increases your Contract value. In the event of a full surrender, transfer or annuitization from a Fixed Interest Allocation, we will add or subtract any Market Value Adjustment from the amount surrendered, transferred or annuitized. In the event of a partial withdrawal, transfer or annuitization, we will add or subtract any Market Value Adjustment from the total amount withdrawn, transferred or annuitized in order to provide the amount requested. If a negative Market Value Adjustment exceeds your Contract value in the Fixed Interest Allocation, we will consider your request to be a full surrender, transfer or annuitization of the Fixed Interest Allocation.

Contract Value in the Fixed Interest Allocations

On the contract date, the Contract value in any Fixed Interest Allocation in which you are invested is equal to the portion of the initial premium paid and designated for allocation to the Fixed Interest Allocation. On each business day after the contract date, we calculate the amount of Contract value in each Fixed Interest Allocation as follows:

      (1) We take the Contract value in the Fixed Interest Allocation at the end of the preceding business day.


Generations - 133975


                                      C2

      (2) We credit a daily rate of interest on (1) at the guaranteed rate since the preceding business day.

      (3)   We add (1) and

      (4)   We subtract from (3) any transfers from that Fixed Interest
            Allocation.

      (5) We subtract from (4) any withdrawals, and then subtract any contract fees (including any rider charges) and premium taxes.

Additional premium payments and transfers allocated to the Fixed Account will be placed in a new Fixed Interest Allocation. The Contract value on the date of allocation will be the amount allocated. Several examples which illustrate how the Market Value Adjustment works are included in the prospectus for the Fixed Account

Cash Surrender Value

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value of amounts allocated to the Fixed Account will fluctuate daily based on the interest credited to Fixed Interest Allocations, any Market Value Adjustment, and any surrender charge. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your Contract value, then we adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee (unless waived), and any optional benefit rider charge, and any other charges incurred but not yet deducted.

Dollar Cost Averaging from Fixed Interest Allocations

You may elect to participate in our dollar cost averaging program if you have at least $1,200 of Contract value in Fixed Account Interest Allocations with a guaranteed interest period of 1 year or less. The Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other Fixed Interest Allocations or contract investment portfolio subaccounts selected by you.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels. You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. You may change the transfer amount once each contract year.

Transfers from a Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment.

We may in the future offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

Suspension of Payments

We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

More Information

See the prospectus for Fixed Account II.


Generations - 133975


                                      C3

--------------------------------------------------------------------------------
APPENDIX D
--------------------------------------------------------------------------------


                             Fixed Interest Division


A Fixed Interest Division option is available through the group and individual deferred variable annuity contracts offered by ING USA Annuity and Life Insurance Company. The Fixed Interest Division is part of the ING USA General Account. Interests in the Fixed Interest Division have not been registered under the Securities Act of 1933, and neither the Fixed Interest Division nor the General Account are registered under the Investment Company Act of 1940.

Interests in the Fixed Interest Division are offered in certain states through an Offering Brochure, dated May 1, 2004. The Fixed Interest Division is different from the Fixed Account which is described in the prospectus but which is not available in your state. If you are unsure whether the Fixed Account is available in your state, please contact our Customer Service Center at (800) 366-0066. When reading through the Prospectus, the Fixed Interest Division should be counted among the various investment options available for the allocation of your premiums, in lieu of the Fixed Account. The Fixed Interest Division may not be available in some states. Some restrictions may apply.

You will find more complete information relating to the Fixed Interest Division in the Offering Brochure. Please read the Offering Brochure carefully before you invest in the Fixed Interest Division.


Generations - 133975


                                      D1

--------------------------------------------------------------------------------
APPENDIX E
--------------------------------------------------------------------------------


                 Surrender Charge for Excess Withdrawals Example


The following assumes you made an initial premium payment of $10,000 and additional premium payments of $10,000 in each of the second and third contract years, for total premium payments under the Contract of $30,000. It also assumes a withdrawal at the end of the third contract year of 30% of the contract value of $35,000, that Standard Death Benefit was selected and that the applicable minimum required distribution ("MRD") is $2,000.

In this example, $8,500 (10% of contract value of $35,000, which is $3,500, plus cumulative earnings, which is $35,000 less $30,000, which equals $5,000) is the maximum free withdrawal amount that you may withdraw without a surrender charge. The total amount withdrawn from the contract would be $10,500 ($35,000 x .30). Therefore, $2,000 ($10,500 - $8,500) is considered an excess withdrawal of a part of the initial premium payment of $10,000 and would be subject to a 6% surrender charge of $120 ($2,000 x .06). The amount of the withdrawal paid to you will be $10,380 ($10,500 - $120).

If the MRD had been $9,000 instead of $2,000, the amount subject to the 6% surrender charge would be $1,500 ($10,500 - $9,000) and a surrender charge of $90 ($1,500 x .06) would apply. This example does not take into account any Market Value Adjustment or deduction of any premium taxes.


Generations - 133975


                                      E1

--------------------------------------------------------------------------------
APPENDIX F
--------------------------------------------------------------------------------



  Examples of Withdrawal Adjustment for 7% Solution Death Benefit Element For
     Contract Categories Other Than May-2002, Yr-2003, May 2003 and Yr-2004*



These examples assume that withdrawals have not exceeded 7% of premium in any year. They apply to the 7% Solution Death Benefit Element of the Max 7 Death Benefit.

Example #1: The Contract Value (AV) is Lower than the Death Benefit

      Assume a premium payment of $100,000, AV at the time of withdrawal of $87,000 and a 7% Solution minimum guarantee death benefit ("MGDB") at the time of withdrawal of $127,000. A total withdrawal of $27,000 is made. The withdrawal is a combination of Special Withdrawal and Pro-rata Withdrawal.

Calculate the Effect of the Withdrawal

      1.    The Special Withdrawal is $7,000 (7% of $100,000).

            MGDB after Special Withdrawal = $120,000 ($127,000 - $7,000)

            AV after Special Withdrawal = $80,000 ($87,000 - $7,000)

            The Pro-rata Withdrawal is $20,000 ($27,000 - $7,000).

      2. Pro-rata Withdrawal Adjustment to MGDB = $30,000 ($120,000 * ($20,000 / $80,000))

            MGDB after Pro-rata Withdrawal = $90,000 ($120,000 - $30,000)

            AV after Pro-rata Withdrawal = $60,000 ($80,000 - $20,000)


Example #2: The Contract Value (AV) is Greater than the Death Benefit

      Assume a premium payment of $100,000, AV at the time of withdrawal of $167,000 and a 7% Solution minimum guarantee death benefit ("MGDB") at the time of withdrawal of $127,000. A total withdrawal of $27,000 is made. The withdrawal is a combination of Special Withdrawal and Pro-rata Withdrawal.

Calculate the Effect of the Withdrawal

      1.    The Special Withdrawal is $7,000 (7% of $100,000).

            MGDB after Special Withdrawal = $120,000 ($127,000 - $7,000)

            AV after Special Withdrawal = $160,000 ($167,000 - $7,000)

            The Pro-rata Withdrawal is $20,000 ($27,000 - $7,000).

      2. Pro-rata Withdrawal Adjustment to MGDB = $15,000 ($120,000 * ($20,000 / $160,000))

            MGDB after Pro-rata Withdrawal = $105,000 ($120,000 - $15,000)

            AV after Pro-rata Withdrawal = $140,000 ($160,000 - $20,000)


Generations - 133975



                                      F1

Example #3: The Contract Value (AV) is Equal to the Death Benefit

      Assume a premium payment of $100,000, AV at the time of withdrawal of $127,000 and a 7% Solution minimum guarantee death benefit ("MGDB") at the time of withdrawal of $127,000. A total withdrawal of $27,000 is made. The withdrawal is a combination of Special Withdrawal and Pro-rata Withdrawal.

Calculate the Effect of the Withdrawal

      1.    The Special Withdrawal is $7,000 (7% of $100,000).

            MGDB after Special Withdrawal = $120,000 ($127,000 - $7,000)

            AV after Special Withdrawal = $120,000 ($127,000 - $7,000)

            The Pro-rata Withdrawal is $20,000 ($27,000 - $7,000).

      2. Pro-rata Withdrawal Adjustment to MGDB = $20,000 ($120,000 * ($20,000 / $120,000))

            MGDB after Pro-rata Withdrawal = $100,000 ($120,000 - $20,000)

            AV after Pro-rata Withdrawal = $100,000 ($120,000 - $20,000)


*Withdrawals from Contracts in the May-2002, Yr-2003, May-2003 and Yr-2004 categories are made on a pro-rata basis for the 7% Solution Element of the Max 7 Enhanced Death Benefit, as applicable.



Generations - 133975


                                      F2

--------------------------------------------------------------------------------
APPENDIX G
--------------------------------------------------------------------------------

                    Special Funds and Excluded Funds Examples


Example #1: The following examples are intended to demonstrate the impact on your 7% Solution Death Benefit Element ("7% MGDB") of allocating your Contract Value to Special Funds.

-----------------------------------------    ---------------------------------------    --------------------------------------
        7% MGDB if 50% invested                      7% MGDB if 0% invested                   7% MGDB if 100% invested
            in Special Funds                            in Special Funds                          in Special Funds
-----------------------------------------    ---------------------------------------    --------------------------------------

End of Yr   Covered   Special    Total       End of Yr  Covered  Special    Total       End of Yr Covered   Special   Total
      0       500       500      1,000            0      1,000        --     1,000            0        0       1000     1000
      1       535       500      1,035            1      1,070        --     1,070            1        0       1000     1000
      2       572       500      1,072            2      1,145        --     1,145            2        0       1000     1000
      3       613       500      1,113            3      1,225        --     1,225            3        0       1000     1000
      4       655       500      1,155            4      1,311        --     1,311            4        0       1000     1000
      5       701       500      1,201            5      1,403        --     1,403            5        0       1000     1000
      6       750       500      1,250            6      1,501        --     1,501            6        0       1000     1000
      7       803       500      1,303            7      1,606        --     1,606            7        0       1000     1000
      8       859       500      1,359            8      1,718        --     1,718            8        0       1000     1000
      9       919       500      1,419            9      1,838        --     1,838            9        0       1000     1000
     10       984       500      1,484           10      1,967        --     1,967           10        0       1000     1000
-----------------------------------------    ---------------------------------------    --------------------------------------
-----------------------------------------    ---------------------------------------
       7% MGDB if transferred to                   7% MGDB if transferred to
             Special Funds                               Covered Funds
       at the beginning of year 6                  at the beginning of year 6
-----------------------------------------    ---------------------------------------

End of Yr   Covered   Special    Total       End of Yr  Covered  Special    Total
      0      1,000         --     1,000            0         --     1,000     1,000
      1      1,070         --     1,070            1         --     1,000     1,000
      2      1,145         --     1,145            2         --     1,000     1,000
      3      1,225         --     1,225            3         --     1,000     1,000
      4      1,311         --     1,311            4         --     1,000     1,000
      5      1,403         --     1,403            5         --     1,000     1,000
      6         --      1,403     1,403            6      1,070        --     1,070
      7         --      1,403     1,403            7      1,145        --     1,145
      8         --      1,403     1,403            8      1,225        --     1,225
      9         --      1,403     1,403            9      1,311        --     1,311
     10         --      1,403     1,403           10      1,403        --     1,403
-----------------------------------------    ---------------------------------------


Generations - 133975


                                      G1

Example #2: The following examples are intended to demonstrate the impact on your 7% Solution Death Benefit Element ("7% MGDB") of allocating your Contract Value to Excluded Funds.


  -----------------------------------------------------------------------------
                   7% MGDB if 50% invested in Excluded Funds
  -----------------------------------------------------------------------------
                   Covered           Excluded            Total
              --------------------------------------------------------
                                                                       Death
   End of Yr  7% MGDB     AV    "7% MGDB"    AV    7% MGDB     AV     Benefit
       0        500      500       500      500     1,000     1,000    1,000
       1        535      510       535      510     1,045     1,020    1,045
       2        572      490       572      490     1,062       980    1,062
       3        613      520       613      520     1,133     1,040    1,133
       4        655      550       655      550     1,205     1,100    1,205
       5        701      450       701      450     1,151       900    1,151
       6        750      525       750      525     1,275     1,050    1,275
       7        803      600       803      600     1,403     1,200    1,403
       8        859      750       859      750     1,609     1,500    1,609
       9        919      500       919      500     1,419     1,000    1,419
       10       984      300       984      300     1,284       600    1,284
  -----------------------------------------------------------------------------

---------------------------------------  ---------------------------------------
         7% MGDB if 0% invested                  7% MGDB if 100% invested
           in Excluded Funds                        in Excluded Funds
---------------------------------------  ---------------------------------------
                 Covered                                 Excluded
           --------------------                    ---------------------
                                 Death                                    Death
End of Yr   7% MGDB     AV      Benefit  End of Yr "7% MGDB"     AV      Benefit
    0        1,000     1,000     1,000       0       1,000     1,000      1,000
    1        1,070     1,020     1,070       1       1,070     1,020      1,020
    2        1,145       980     1,145       2       1,145        980       980
    3        1,225     1,040     1,225       3       1,225     1,040      1,040
    4        1,311     1,100     1,311       4       1,311     1,100      1,100
    5        1,403       900     1,403       5       1,403        900       900
    6        1,501     1,050     1,501       6       1,501     1,050      1,050
    7        1,606     1,200     1,606       7       1,606     1,200      1,200
    8        1,718     1,500     1,718       8       1,718     1,500      1,500
    9        1,838     1,000     1,838       9       1,838     1,000      1,000
   10        1,967       600     1,967      10       1,967        600       600
---------------------------------------  ---------------------------------------

Note: AV are hypothetical illustrative values. Not a projection. "7% MGDB" for Excluded funds is notional. Not payable as a benefit. Death Benefit for Excluded Funds equals Accumulation Value (AV)


Generations - 133975


                                      G2

-------------------------------------------------------------------------------
                Transfer from Covered Funds to Excluded Funds
                          at the beginning of year 6
-------------------------------------------------------------------------------
                Covered            Excluded            Total
           ---------------------------------------------------------
                                                                         Death
End of Yr  7% MGDB      AV    "7% MGDB"     AV    7% MGDB       AV      Benefit

    --      1,000     1,000        --        --     1,000     1,000     1,000
     1      1,050     1,020        --        --     1,050     1,020     1,050
     2      1,103       980        --        --     1,103       980     1,103
     3      1,158     1,040        --        --     1,158     1,040     1,158
     4      1,216     1,100        --        --     1,216     1,100     1,216
     5      1,276       900        --        --     1,276       900     1,276
     6         --        --     1,340     1,050     1,050     1,050     1,050
     7         --        --     1,407     1,200     1,200     1,200     1,200
     8         --        --     1,477     1,500     1,500     1,500     1,500
     9         --        --     1,551     1,000     1,000     1,000     1,000
    10         --        --     1,629       600       600      600        600
-------------------------------------------------------------------------------


Note: 7% MGDB transferred to Excluded Funds equals the 7% MGDB in Covered Funds
      (or pro-rata portion thereof for partial transfer). Transfers from Special Funds to Excluded Funds work the same as Covered to Excluded (except 7% MGDB in Special Funds does not accumulate).


-------------------------------------------------------------------------------
                Transfer from Excluded Funds to Covered Funds
                          at the beginning of year 6
-------------------------------------------------------------------------------
                Covered            Excluded            Total
           ---------------------------------------------------------
                                                                         Death
 End of Yr  7% MGDB     AV   "7% MGDB"      AV     7% MGDB      AV      Benefit

    --          --       --     1,000     1,000     1,000     1,000     1,000
    1           --       --     1,050     1,020     1,020     1,020     1,020
    2           --       --     1,103       980       980       980       980
    3           --       --     1,158     1,040     1,040     1,040     1,040
    4           --       --     1,216     1,100     1,100     1,100     1,100
    5           --       --     1,276       900       900       900       900
    6          945    1,050        --        --       945     1,050     1,050
    7          992    1,200        --        --       992     1,200     1,200
    8        1,042    1,500        --        --     1,042     1,500     1,500
    9        1,094    1,000        --        --     1,094     1,000     1,094
   10        1,149      600        --        --     1,149       600     1,149
-------------------------------------------------------------------------------

Note: 7% MGDB transferred to Covered Funds is the lesser of 7% MGDB in Excluded
      Funds (or portion thereof for partial transfer) and AV transferred to Covered Funds. Transfers from Excluded Funds to Special Funds work the same as Excluded to Covered (except 7% MGDB in Special Funds does not accumulate).


Generations - 133975


                                      G3

--------------------------------------------------------------------------------
APPENDIX H
--------------------------------------------------------------------------------

         Examples of Adjustments to the MGWB Withdrawal Account and the
       Maximum Annual Withdrawal Amount for Withdrawals in Excess of the
         Maximum Annual Withdrawal Amount ("Excess Withdrawal Amount")

Example #1: Owner has invested only in Covered Funds

      Assume the Contract Value (CV) before the withdrawal is $100,000 and is invested in Covered Funds only, the Eligible Payment Amount (EPA) is $100,000, the Maximum Annual Withdrawal Amount (MAW) is $7,000, the MGWB Withdrawal Account allocated to Covered Funds ("Covered Withdrawal Account") is $120,000, and a withdrawal of $10,000 is made. The effect of the withdrawal is calculated as follows:

      The new CV is $90,000 ($100,000 - $10,000).

      The Excess Withdrawal Amount is $3,000 ($10,000 - $7,000).

      The Covered Withdrawal Account is first reduced dollar-for-dollar by the portion of the withdrawal up to the MAW to $113,000 ($120,000 - $7,000), and is then reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $109,354.84 ($113,000 * (1 - $3,000 / $93,000)).

      The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $96,774.19 ($100,000 * (1 - $3,000 / $93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied pro-rata regardless of whether CV is allocated to Covered or Excluded Funds. The MAW is then recalculated to be 7% of the new EPA, $6,774.19 ($96,774.19 * 7%).

Example #2: Owner has invested only in Excluded Funds

      Assume the Contract Value (CV) before the withdrawal is $100,000 and is invested in Excluded Funds only, the Eligible Payment Amount (EPA) is $100,000, the Maximum Annual Withdrawal Amount (MAW) is $7,000, the MGWB Withdrawal Account allocated to Excluded Funds ("Excluded Withdrawal Account") is $120,000, and a withdrawal of $10,000 is made. The effect of the withdrawal is calculated as follows:

      The new CV is $90,000 ($100,000 - $10,000).

      The Excess Withdrawal Amount is $3,000 ($10,000 - $7.000).

      The Excluded Withdrawal Account is reduced pro-rata based on the ratio of the entire amount withdrawn to the CV (before the withdrawal) to $108,000 ($120,000 * (1 - $10,000 / $100,000)).

      The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $96,774.19 ($100,000 * (1 - $3,000/$93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied pro-rata regardless of whether CV is allocated to Covered or Excluded Funds. The MAW is then recalculated to be 7% of the new EPA, $6,774.19 ($96,774.19 * 7%).


Generations - 133975


                                      H1

Example #3: Owner has invested in both Covered and Excluded Funds

      Assume the Contract Value (CV) before the withdrawal is $100,000 and is invested $60,000 in Covered Funds and $40,000 in Excluded Funds. Further assume that the Eligible Payment Amount (EPA) is $100,000, the Maximum Annual Withdrawal Amount (MAW) is $7,000, the MGWB Withdrawal Account allocated to Covered Funds ("Covered Withdrawal Account") is $75,000, the MGWB Withdrawal Account allocated to Excluded Funds ("Excluded Withdrawal Account") is $45,000, and a withdrawal is made of $10,000 ($8,000 from Covered Funds and $2,000 from Excluded Funds).

      The new CV for Covered Funds is $52,000 ($60,000 - $8,000), and the new CV for Excluded Funds is $38,000 ($40,000 - $2,000).

      The Covered Withdrawal Account is first reduced dollar-for-dollar by the lesser of the MAW ($7,000) and the amount withdrawn from Covered Funds ($8,000) to $68,000 ($75,000 - $7,000), and is then reduced pro-rata based on the ratio of any Excess Withdrawal Amount from Covered Funds to the CV in Covered Funds (after being reduced for the withdrawal up to the MAW) to $66,716.98 ($68,000 * (1 - $1,000 / $53,000).

      The Excluded Withdrawal Account is reduced pro-rata based on the ratio of the amount withdrawn from Excluded Funds to the CV in Excluded Funds (prior to the withdrawal) to $42,750 ($45,000 * (1 - $2,000 / $40,000)).

      The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $96,774.19 ($100,000 * (1 - $3,000 / $93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied pro-rata regardless of whether CV is allocated to Covered or Excluded Funds. The MAW is then recalculated to be 7% of the new EPA, $6,774.19 ($96,774.19 * 7%).

Example #4: Owner transfers funds from Excluded Funds to Covered Funds

      Assume the Contract Value (CV) before the transfer is $100,000 and is invested $60,000 in Covered Funds and $40,000 in Excluded Funds. Further assume that the MGWB Withdrawal Account allocated to Covered Funds ("Covered Withdrawal Account") is $75,000, the MGWB Withdrawal Account allocated to Excluded Funds ("Excluded Withdrawal Account") is $45,000, and a transfer is made of $10,000 from Excluded Funds to Covered Funds.

      The new CV for Covered Funds is $70,000 ($60,000 + $10,000), and the new CV for Excluded Funds is $30,000 ($40,000 - $10,000).

      The Excluded Withdrawal Account is reduced pro-rata based on the ratio of the amount transferred from Excluded Funds to the CV in Excluded Funds (prior to the transfer) to $33,750 ($45,000 * (1 - $10,000 / $40,000)).

      The Covered Withdrawal Account is increased by the lesser of the reduction of the Excluded Withdrawal Account of $11,250 ($45,000 - $33,750) and the actual amount transferred of $10,000. Thus, the Covered Withdrawal Account is increased to $85,000 ($75,000 + $10,000).

Example #5: Owner transfers funds from Covered Funds to Excluded Funds

      Assume the Contract Value (CV) before the transfer is $100,000 and is invested $60,000 in Covered Funds and $40,000 in Excluded Funds. Further assume that the MGWB Withdrawal Account allocated to Covered Funds ("Covered Withdrawal Account") is $75,000, the MGWB Withdrawal Account allocated to Excluded Funds ("Excluded Withdrawal Account") is $45,000, and a transfer is made of $10,000 from Covered Funds to Excluded Funds.

      The new CV for Covered Funds is $50,000 ($60,000 - $10,000), and the new CV for Excluded Funds is $50,000 ($40,000 + $10,000).

      The Covered Withdrawal Account is reduced pro-rata based on the ratio of the amount transferred from Covered Funds to the CV in Covered Funds (prior to the transfer) to $62,500 ($75,000 * (1 - $10,000 / $60,000)).

      The Excluded Withdrawal Account is increased by the reduction of the Covered Withdrawal Account of $12,500 ($75,000 - $62,500) to $57,500 ($45,000 +
$12,500).


Generations - 133975


                                      H2

--------------------------------------------------------------------------------
APPENDIX I
--------------------------------------------------------------------------------


                   Death Benefits for Yr-2001 Contract Owners



The purpose of this appendix is to describe the death benefits applicable to contract owners in the Yr-2001 category. Other than as specified below, please see the prospectus for a full description of your death benefit options and other Contract features. Capitalized terms have the same meaning as described in the Prospectus. If you are unsure of which Category applies to you, please call our Customer Service Center. As used in this appendix, "Non-Special Funds" has the same meaning as "Covered Funds" in the prospectus. These benefits are currently available only in the State of Washington. Please note that the 7% Solution Enhanced Death Benefit is no longer available.


We use the Base Death Benefit to help determine the minimum death benefit payable under each of the death benefit options described below. You do not elect the Base Death Benefit. The Base Death Benefit is equal to the greater of:

      1)    the contract value; and

      2)    the cash surrender value.

The Standard Death Benefit equals the greatest of the Base Death Benefit, the floor, and the sum of:

      1)    the contract value allocated to Special Funds; and

      2) the Standard Minimum Guaranteed Death Benefit for amounts allocated to Non-Special Funds.

The Standard Minimum Guaranteed Death Benefit equals:

      1) the initial premium payment allocated to Special and Non-Special Funds, respectively;

      2) increased by premium payments and adjusted for transfers, allocated to Special and Non-Special Funds, respectively, after issue; and

      3) reduced by a pro-rata adjustment for any withdrawal or transfer taken from the Special and Non-Special Funds, respectively.

      In the event of transfers from Special to Non-Special funds, the increase in the Minimum Guaranteed Death Benefit of the Non-Special Fund will equal the lesser of the reduction in the Minimum Guaranteed Death Benefit in the Special Fund and the contract value transferred. In the event of transfers from Non-Special to Special Funds, the increase in the Minimum Guaranteed Death Benefit of the Special Fund will equal the reduction in the Minimum Guaranteed Death Benefit in the Non-Special Fund.

The floor for the Death Benefit is the total premium payments made under the Contract reduced by a pro-rata adjustment for any withdrawal.


Enhanced Death Benefit Options. Under the Enhanced Death Benefit options, if you die before the annuity start date, your beneficiary will receive the greater of the Standard Death Benefit and the Enhanced Death Benefit option elected. For purposes of calculating the Enhanced Death Benefits, certain investment portfolios, and the Fixed Account are designated as "Special Funds." For Contracts issued on or after May 1, 2003, the following investment options are designated as Special Funds: the ING Liquid Assets Portfolio; the ING VP Intermediate Bond Portfolio; the ING PIMCO Core Bond Portfolio; the Fixed Account; the Fixed Interest Division; and the TSA Special Fixed Account. For Contracts issued before May 1, 2003, the ING VP Intermediate Bond Portfolio and the ING PIMCO Core Bond Portfolio are not designated as Special Funds. For Contracts issued on or after September 2, 2003, the ProFunds VP Rising Rates Opportunity Portfolio is designated as a Special Fund.

We may, with 30 days notice to you, designate any investment portfolio as a Special Fund on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. Selecting a Special Fund may limit or reduce the enhanced death benefit.



Generations - 133975


                                      I1

For the period during which a portion of the contract value is allocated to a Special Fund, we may, at our discretion, reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during that period.

The 7% Solution Enhanced Death Benefit, equals the greatest of:

      1)    the Standard Death Benefit;

      2)    the floor; and

      3) the sum of the contract value allocated to Special Funds and the 7% Solution Minimum Guaranteed Death Benefit for Non-Special Funds.

The 7% Solution Minimum Guaranteed Death Benefit for Special and Non-Special Funds equals the lesser of:

      1) premiums, adjusted for withdrawals and transfers, accumulated at 7% until the earlier of attainment of age 80 or reaching the cap (equal to 3 times all premium payments, as reduced by adjustments for withdrawals) and thereafter at 0%, subject to a floor as described below, and

      2)    the cap.

Withdrawals of up to 7% per year of cumulative premiums are referred to as special withdrawals. Special withdrawals reduce the 7% Solution Minimum Guaranteed Death Benefit and the cap by the amount of contract value withdrawn. For any other withdrawals (withdrawals in excess of the amount available as a special withdrawal), a pro-rata adjustment to the 7% Solution Minimum Guaranteed Death Benefit and the cap is made. The amount of the pro-rata adjustment for withdrawals from Non-Special Funds will equal (a) times (b) divided by (c): where (a) is the 7% Solution Minimum Guaranteed Death Benefit for Non-Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and
(c) is the contract value allocated to Non-Special Funds before the withdrawal. The amount of the pro-rata adjustment for withdrawals from Special Funds will equal (a) times (b) divided by (c): where (a) is the 7% Solution Minimum Guaranteed Death Benefit for Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Special Funds before the withdrawal.

Transfers from Special to Non-Special Funds will reduce the 7% Solution Minimum Guaranteed Death Benefit and the cap for Special Funds on a pro-rata basis. The resulting increase in the 7% Solution Minimum Guaranteed Death Benefit in the Non-Special Funds will equal the lesser of the reduction in the 7% Solution Minimum Guaranteed Death Benefit in the Special Funds and the contract value transferred. The increase in the cap for Non-Special Funds will equal the reduction in the cap for Special Funds.

Transfers from Non-Special to Special Funds will reduce the 7% Solution Minimum Guaranteed Death Benefit and the cap in the Non-Special Funds on a pro-rata basis. The resulting increase in the 7% Solution Minimum Guaranteed Death Benefit and the cap for the Special Funds will equal the reduction in the 7% Solution Minimum Guaranteed Death Benefit and the cap for the Non-Special Funds.

The floor for the 7% Solution Enhanced Death Benefit is determined by the same calculations described above for the 7% Solution Minimum Guaranteed Death Benefit except as follows: If you transfer contract value to a Special Fund, the minimum floor will not be reduced by the transfer. Instead, a portion of the floor (equal to the percentage of contract value transferred) just prior to the transfer will be frozen (with 0% subsequent growth) unless the contract value is transferred back to the Non-Special Funds. Upon such transfer back to Non-Special Funds, we will resume accumulating that portion of the floor at the 7% annual effective rate as described above, subject to the age limit and the cap described above. Similarly, for contract value allocated directly to Special Funds, that portion of the floor will be the contract value allocated, and will not accumulate while invested in Special Funds. Withdrawals will reduce the floor as described for the minimum guaranteed death benefit above. Your death benefit will be the greater of the floor and the death benefit determined as described above.



Generations - 133975


                                      I2

The Annual Ratchet Enhanced Death Benefit equals the greatest of:

      1)    the Standard Death Benefit;

      2)    the floor; and

      3) the sum of the contract value allocated to Special Funds and the Annual Ratchet Minimum Guaranteed Death Benefit allocated to Non-Special Funds.

The Annual Ratchet Minimum Guaranteed Death Benefit equals:

      1) the initial premium allocated at issue to Special and Non-Special Funds, respectively;

      2) increased dollar for dollar by any premium allocated after issue to Special and Non-Special funds, respectively;

      3) for Non-Special Funds, adjusted on each anniversary that occurs on or prior to attainment of age 90 to the greater of the Annual Ratchet Minimum Guaranteed Death Benefit for Non-Special Funds from the prior anniversary (adjusted for new premiums, partial withdrawals allocated to Non-Special Funds, and transfers between Special and Non-Special Funds) and the current contract value allocated to Non-Special Funds;

      4) for Special Funds, adjusted on each anniversary that occurs on or prior to attainment of age 90 to the greater of the Annual Ratchet Minimum Guaranteed Death Benefit for Special Funds from the prior anniversary (adjusted for new premiums, partial withdrawals allocated to Special Funds, and transfers between Special and Non-Special and Non-Special Funds) and the current contract value allocated to Special Funds.

Withdrawals reduce the Annual Ratchet Minimum Guaranteed Death Benefit on a pro-rata basis, based on the amount withdrawn from the Special and Non-Special Funds, respectively. The amount of the pro-rata adjustment for withdrawals from Non-Special Funds will equal (a) times (b) divided by (c): where (a) is the Annual Ratchet Minimum Guaranteed Death Benefit for Non-Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Non-Special Funds before withdrawal. The amount of the pro-rata adjustment for Special Funds will equal (a) times (b) divided by
(c): where (a) is the Annual Ratchet Minimum Guaranteed Death Benefit for Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Special Funds before the withdrawal.

Transfers from Special to Non-Special Funds will reduce the Annual Ratchet Minimum Guaranteed Death Benefit for Special Funds on a pro-rata basis. The resulting increase in the Annual Ratchet Minimum Guaranteed Death Benefit in the Non-Special Funds will equal the lesser of the reduction in the Annual Ratchet Minimum Guaranteed Death Benefit in the Special Funds and the contract value transferred.

Transfers from Non-Special to Special Funds will reduce the Annual Ratchet Minimum Guaranteed Death Benefit for Non-Special Funds on a pro-rata basis. The resulting increase in the Annual Ratchet Minimum Guaranteed Death Benefit for the Special Funds will equal the reduction in the Annual Ratchet Minimum Guaranteed Death Benefit for the Non-Special Funds.

The floor for the Annual Ratchet Enhanced Death Benefit is determined as described above for the Annual Ratchet Minimum Guaranteed Death Benefit except that all investments will be treated as Non-Special Funds.

The Max 7 Enhanced Death Benefit equals the greater of the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit. Under this death benefit option, the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit are calculated in the same manner as if each were the elected benefit.


Generations - 133975


                                      I3

Note: In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefits may not be available in all states.


Death Benefit for Excluded Funds

We will be designating certain investment portfolios as "Excluded Funds." Excluded Funds will include certain investment portfolios that, due to their volatility, will be excluded from the death benefit guarantees that might otherwise be provided. We may add new portfolios as Excluded Funds. We may also reclassify an existing portfolio as an Excluded Fund or remove such classification upon 30 days notice to you. Such reclassification will apply only to amounts transferred or otherwise added to such portfolio after the effective date of the reclassification. Investment in Excluded Funds will impact your death benefit.

For the period of time, and to the extent, that you allocate premium or contract value to Excluded Funds, your death benefit attributable to that allocation will equal the contract value of that allocation. Any guarantee of death benefit in excess of contract value otherwise provided with regard to allocations to Non-Excluded Funds, does not apply to allocations to Excluded Funds. The death benefit provided under the Contract may be reduced to the extent that you allocate premium or contract value to Excluded Funds.

Transfers from Excluded Funds to Non-Excluded funds will reduce all death benefit components for Excluded Funds on a pro-rata basis. Except with respect to any maximum guaranteed death benefit, the resulting increase in the Non-Excluded Funds death benefit component will equal the lesser of the reduction in the death benefit for Excluded Funds and the contract value transferred. With respect to the maximum guaranteed death benefit, where applicable, the resulting increase in the Non-Excluded Funds maximum guaranteed death benefit will equal the reduction in the maximum guaranteed death benefit for Excluded Funds.

Transfers from Non-Excluded Funds to Excluded Funds will reduce the Non-Excluded Funds death benefit components on a pro-rata basis. The resulting increase in the death benefit components of Excluded Funds will equal the reduction in the Non-Excluded Funds death benefit components.


Generations - 133975


                                      I4

--------------------------------------------------------------------------------
APPENDIX J
--------------------------------------------------------------------------------


             Death Benefits for May-2002 and Yr-2003 Contract Owners


The purpose of this appendix is to describe the death benefits applicable to contract owners in the May-2002 and Yr-2003 Categories. Other than as specified below, please see the prospectus for a full description of your death benefit options and other Contract features. Capitalized terms have the same meaning as described in the prospectus. If you are unsure of which Category applies to you, please call our Customer Service Center. The following enhanced death benefit option was available when you purchased your Contract: The Deferred Ratchet Enhanced Death Benefit equals the greater of:

      1)    the Standard Death Benefit; and

      2) the Deferred Ratchet Minimum Guaranteed Death Benefit ("Deferred Ratchet MGDB") allocated to Covered Funds plus the contract value allocated to Excluded Funds.

            No funds are currently designated as Excluded Funds for purposes of the Deferred Ratchet MGDB.

The Deferred Ratchet MGDB allocated to Covered Funds on the contract date equals the premium allocated to Covered Funds. On each "eligible contract anniversary," as defined below, which occurs on or prior to attainment of age 85, the Deferred Ratchet MGDB in Covered Funds will be set to the greater of:

      o the current contract value in Covered Funds (after deductions occurring as of that date); or

      o the Deferred Ratchet MGDB in Covered Funds from the prior eligible contract anniversary (after deductions occurring on that date), adjusted for new premiums and partial withdrawals attributable to Covered Funds, and transfers.

Eligible contract anniversary means:

      o for issue ages 0-76, the 8th contract anniversary, and each contract anniversary thereafter until the contract owner reaches the attained age of 85;

      o     for issues ages 77 and older, the 8th contract anniversary only.

Other than on eligible contract anniversaries, the Deferred Ratchet MGDB in the Covered Funds is equal to the Deferred Ratchet MGDB in the Covered Funds from the last eligible contract anniversary, adjusted for new premiums and partial withdrawals attributable to Covered Funds, and transfers.

The Deferred Ratchet MGDB allocated to Excluded Funds is equal to the Deferred Ratchet MGDB in the Excluded Funds from the last eligible contract anniversary, adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers. This calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds. On each eligible contract anniversary that occurs on or prior to attainment of age 85, the Deferred Ratchet MGDB in Excluded Funds will be set to the greater of:

      o the current contract value in Excluded Funds (after deductions occurring as of that date); or

      o the Deferred Ratchet MGDB in the Excluded Funds from the prior eligible contract anniversary (after deductions occurring on that date), adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers.


Generations - 133975


                                      J1

Other than on eligible contract anniversaries, the Deferred Ratchet MGDB in the Excluded Funds is equal to the Deferred Ratchet MGDB in the Excluded Funds from the last eligible contract anniversary, adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers.

Withdrawals reduce the Deferred Ratchet MGDB on a pro-rata basis. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall Deferred Ratchet MGDB, but do affect the amount of the Deferred Ratchet MGDB in a particular Fund category. Net transfers from among the Funds will reduce the Deferred Ratchet MGDB in the Funds on a pro-rata basis.

Change of Contract Owner or Beneficiary

For the Deferred Ratchet Death Benefit, if the new owner is age 76 or under on the date that ownership changes, the minimum guaranteed death benefit will continue, and the annual ratchet will stop upon the new owner attaining age 85. If the new owner is age 77 or older on the date of the ownership change (but less than age 86), and the contract has not reached the 8th anniversary, the deferred ratchet will apply upon the 8th anniversary; if the contract is beyond the 8th anniversary, there will be no further ratchets.

Mortality and Expense Risk Charge

The mortality and expense risk charge for the Deferred Ratchet Enhanced Death Benefit is 1.30% of the assets you have in each subaccount. The charge is deducted each business day at the rate of .003585%.


Generations - 133975


                                      J2

--------------------------------------------------------------------------------
APPENDIX K
--------------------------------------------------------------------------------


        Death Benefits for May-2002, Yr-2003 and May-2003 Contract Owners



The following is a description of the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit for May-2002, Yr-2003 and May-2003 contract owners. Other than as described below, please see the prospectus for a full description of your death benefit options and other Contract features. Capitalized terms have the same meaning as described in the prospectus. Please note that the 7% Solution Enhanced Death Benefit is no longer available.


The 7% Solution Enhanced Death Benefit is the greater of:

      1)    the Standard Death Benefit; and

      2)    the lesser of:

            a) 3 times all premium payments, adjusted for withdrawals (the "cap"); and

            b) the sum of the 7% Solution Minimum Guaranteed Death Benefit ("7% MGDB") allocated to Covered Funds, the 7% MGDB allocated to Special Funds, and the contract value allocated to Excluded Funds.


For Contracts issued on or after May 1, 2003, for purposes of calculating the 7% Solution Enhanced Death Benefit, the following investment options are designated as Special Funds: the ING Liquid Assets Portfolio, the ING Limited Maturity Bond Portfolio, the ING VP Intermediate Bond Portfolio, the ING Core Bond Portfolio, the Fixed Account, the Fixed Interest Division, and the TSA Special Fixed Account. For Contracts issued prior to May 1, 2003, the ING VP Intermediate Bond Portfolio and the ING Core Bond Portfolio are not designated as Special Funds. No investment options are currently designated as Excluded Funds.


The 7% MGDB allocated to Covered Funds equals premiums allocated to Covered Funds, adjusted for withdrawals and transfers, accumulated at 7% until age 80 or the 7% MGDB reaches the cap. There is no accumulation once the cap is reached. Payment of additional premiums may cause the accumulation to resume, but there is no catch-up for any period where accumulation was suspended.

The 7% MGDB allocated to Special Funds equals premiums allocated to Special Funds, adjusted for withdrawals and transfers. There is no accumulation of Minimum Guaranteed Death Benefit allocated to Special Funds.

The 7% MGDB allocated to Excluded Funds is determined in the same way as the 7% MGDB for Covered Funds, but the calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Withdrawals reduce the 7% MGDB on a pro rata basis. The percentage reduction in the 7% MGDB for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The percentage reduction in the cap equals the percentage reduction in total contract value resulting from the withdrawal. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall 7% MGDB, but do affect the amount of the 7% MGDB in a particular Fund category. Net transfers from among the Funds will reduce the 7% MGDB in the Funds on a pro-rata basis.

The Annual Ratchet Enhanced Death Benefit equals the greater of:

      1)    the Standard Death Benefit; and

      2) the Annual Ratchet Minimum Guaranteed Death Benefit ("Annual Ratchet MGDB") allocated to Covered Funds plus the contract value allocated to Excluded Funds.

No funds are currently designated as Excluded Funds for purposes of the Annual Ratchet MGDB.


Generations - 133975


                                      K1

The Annual Ratchet MGDB allocated to Covered Funds on the contract date equals the premium allocated to Covered Funds. On each contract anniversary that occurs on or prior to attainment of age 90, the Annual Ratchet MGDB in Covered Funds will be set to the greater of:

      1) the current contract value in Covered Funds (after deductions occurring as of that date); and

      2) the Annual Ratchet MGDB in Covered Funds from the prior contract anniversary (after deductions occurring on that date), adjusted for new premiums, and partial withdrawals attributable to Covered Funds, and transfers.

Other than on contract anniversaries, the Annual Ratchet MGDB in the Covered Funds is equal to the Annual Ratchet MGDB in the Covered Funds from the last contract anniversary, adjusted for new premiums, and partial withdrawals attributable to Covered Funds, and transfers.

The Annual Ratchet MGDB allocated to Excluded Funds on the contract date equals the premium allocated to Excluded Funds. The calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds. On the contract date, the Annual Ratchet MGDB allocated to Excluded Funds is equal to the premium allocated to Excluded Funds. On each contract anniversary that occurs on or prior to attainment of age 90, the Annual Ratchet MGDB in Excluded Funds will be set to the greater of:

      1) the current contract value in Excluded Funds (after deductions occurring as of that date); or

      2) the Annual Ratchet MGDB in the Excluded Funds from the prior contract anniversary (after deductions occurring on that date), adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers.

Other than on contract anniversaries, the Annual Ratchet MGDB in the Excluded Funds is equal to the Annual Ratchet MGDB in the Excluded Funds from the last contract anniversary, adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers.

Withdrawals reduce the Annual Ratchet MGDB on a pro rata basis. The pro rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Net transfers from Covered Funds to Special or Excluded Funds will reduce the 7% MGDB in Covered Funds on a pro-rata basis. The increase in the 7% MGDB allocated to Special or Excluded Funds, as applicable, will equal the decrease in the 7% MGDB in Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the Annual Ratchet MGDB in Excluded Funds on a pro-rata basis. The increase in the Annual Ratchet MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the reduction in the Annual Ratchet MGDB in Excluded Funds

The Max 7 Enhanced Death Benefit equals the greater of the 7% Solution Enhanced Death Benefit or the Annual Ratchet Enhanced Death Benefit described above. Each Enhanced Death Benefit is determined independently of the other at all times.

Note: In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefits may not be available in all states.


Generations - 133975


                                      K2

--------------------------------------------------------------------------------
APPENDIX L
--------------------------------------------------------------------------------



      Optional Rider Benefit Charges and Minimum Guaranteed Income Benefit
                          for May-2002 Contract Owners



The following is a description of the optional rider benefits for May-2002 contract owners who elected an optional rider benefit. Other than as specified below, please see the prospectus for a complete description of your optional rider benefits. Capitalized terms have the same meaning as described in the prospectus. Please note that the Minimum Guaranteed Withdrawal Benefit described in this Appendix is no longer available.


Optional Rider Charges

      Minimum Guaranteed Accumulation Benefit (MGAB). The quarterly charge for the MGAB rider is as follows:

           ---------------------------------------------------------------------
           Waiting Period      Quarterly Charge
           ---------------------------------------------------------------------
           10 Year             0.125% of the MGAB Charge Base (0.50% annually)
           20 Year             0.125% of the MGAB Charge Base (0.50% annually)
           ---------------------------------------------------------------------

The MGAB Charge Base is the total of (i) the MGAB Base on the rider date and
(ii) premiums during the 2-year period commencing on the rider date, reduced pro-rata for withdrawals and reduced for transfers made within the last 3 years prior to the MGAB Benefit Date. We will deduct charges only during your ten-year or twenty-year waiting period, as applicable. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate and MGAB Charge Base immediately prior to the surrender or annuitization. The MGAB Charge Base is adjusted for transfers between Special and Non-Special Funds or Excluded Funds.

      Minimum Guaranteed Income Benefit (MGIB). The quarterly charge for the MGIB rider is as follows:

           ---------------------------------------------------------------------
           MGIB Rate           Quarterly Charge
           ---------------------------------------------------------------------
           7%                  0.125% of the MGIB Charge Base (0.50% annually)
           ---------------------------------------------------------------------

The MGIB Charge Base is the total of premiums paid more than 5 years before the earliest MGIB Benefit Date, reduced pro-rata for all withdrawals taken while the MGIB rider is in effect, and accumulated at the MGIB Rate (7%) to the earlier of age 80 and reaching the MGIB Base Maximum. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate and your MGIB Charge Base immediately prior to the surrender or annuitization. The MGIB Charge Base is adjusted for transfers between Special and Non-Special Funds or Excluded Funds.

Optional Rider Benefits

Minimum Guaranteed Withdrawal Benefit (MGWB). The quarterly charge for the MGWB rider is 0.125% (0.50% annually) of the original MGWB Eligible Payment Amount. The original MGWB Eligible Payment Amount is equal to all premiums paid during the first two contract years following the rider date. When we calculate the MGWB rider charge, we do not reduce the Eligible Payment Amount by the amount of any withdrawals taken while the MGWB rider is in effect. We will deduct charges only during the period before your Contract's Automatic Periodic Benefit Status. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate and your original MGWB Eligible Payment Amount immediately prior to the surrender or annuitization.


Generations - 133975


                                      L1

Minimum Guaranteed Income Benefit (MGIB) Rider. The MGIB rider is an optional benefit which guarantees a minimum amount of annuity income will be available to you if you annuitize on the MGIB Benefit Date, regardless of fluctuating market conditions. The amount of the Minimum Guaranteed Income Benefit will depend on the amount of premiums you pay during the five contract years after you purchase the rider, the amount of contract value you allocate or transfer to Special Funds or Excluded Funds, the MGIB Rate, the adjustment for Special Fund or Excluded Fund transfers, and any withdrawals you take while the rider is in effect. Thus, investing in Special Funds or Excluded Funds may limit the MGIB benefit. For Contracts issued on or after May 1, 2003, the following investment options are designated as Special Funds: the ING Liquid Assets Portfolio; the ING Limited Maturity Bond Portfolio; the ING VP Intermediate Bond Portfolio; the ING PIMCO Core Bond Portfolio; the Fixed Account; the Fixed Interest Division; and the TSA Special Fixed Account. For Contracts issued before May 1, 2003, the ING VP Intermediate Bond Portfolio and the ING PIMCO Core Bond Portfolio are not designated as Special Funds. For Contracts issued on or after September 2, 2003, the ProFunds VP Rising Rates Opportunity Portfolio is designated as a Special Fund.


For a discussion of the charges we deduct under the MGIB rider, see "Optional Rider Charges."

Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed or the income factors in effect on the date you annuitize. If you purchase the MGIB rider, the amount of income that will be available to you upon annuitization on the MGIB Benefit Date is the greatest of:

      (i) your annuity income based on your contract value adjusted for any Market Value Adjustment (see the ING USA Fixed Account prospectus) on the MGIB Benefit Date applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

      (ii) your annuity income based on your contract value adjusted for any Market Value Adjustment (see the ING USA Fixed Account prospectus) on the MGIB Benefit Date applied to the then current income factors in effect for the annuity option you selected; and

      (iii) the MGIB annuity income based on your MGIB Benefit Base on the MGIB Benefit Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust the MGIB Benefit Base for any premium tax recovery and Market Value Adjustment (see the ING USA Fixed Account prospectus) that would otherwise apply at annuitization.

Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider. Payments under the rider begin on the MGIB Benefit Date. We require a 10-year waiting period before you can annuitize the MGIB rider benefit. The MGIB must be exercised in the 30-day period prior to the end of the waiting period or any subsequent contract anniversary. At your request, the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Benefit Date.

      Determining the MGIB Annuity Income. On the MGIB Benefit Date, we calculate your MGIB annuity income as follows:

      1. We first determine your MGIB Benefit Base. The MGIB Benefit Base is only a calculation used to determine the MGIB. The MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Base or MGIB Base Maximum.

            The MGIB Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of eligible premium (or contract value) and subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. The MGIB Benefit Base equals the lesser of (a) and (b) where:

            a)    is the Maximum MGIB Base; and


Generations - 133975


                                      L2

            b)    is the sum of:

                  1)    the MGIB Base allocated to Covered Funds;

                  2)    the MGIB Base allocated to Special Funds; and

                  3)    the contract value allocated to Excluded Funds.

            The Maximum MGIB Base is 200% of eligible premiums, adjusted pro-rata for withdrawals. The Maximum MGIB Base is not allocated by Fund category.

            The MGIB Base allocated to Covered Funds equals the eligible premiums allocated to Covered Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Base reaching the Maximum MGIB Base, and at 0% thereafter.

            The MGIB Base allocated to Special Funds equals the eligible premiums allocated to Special Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect. There is no accumulation of MGIB Base allocated to Special Funds.

            The MGIB Base allocated to Excluded Funds equals the eligible premiums allocated to Excluded Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Base reaching the Maximum MGIB Base, and at 0% thereafter. The MGIB Base allocated to Excluded Funds is used only for transfer adjustments and rider charges. It is not used to determine benefits.

            Eligible premiums are those added more than 5 years before the earliest MGIB Benefit Date. Premiums paid after that are excluded from the MGIB Base.

            The MGIB Rate is currently 7%. We may, at our discretion, discontinue offering this rate. The MGIB Rate is an annual effective rate.

            Withdrawals reduce the MGIB Base on a pro-rata basis. The percentage reduction in the MGIB Base for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. For example, the value of the MGIB Base in Covered Funds after a withdrawal from one or more Covered Funds equals the value of the MGIB Base in Covered Funds before the withdrawal times the contract value in Covered Funds after the withdrawal divided by the contract value in Covered Funds before the withdrawal.

            Net transfers from Covered Funds will reduce the MGIB Base allocated to Covered Funds on a pro-rata basis. The resulting increase in the MGIB Base allocated to Special or Excluded Funds, as applicable, will equal the reduction in the MGIB Base allocated to Covered Funds.

            Net transfers from Special Funds will reduce the MGIB Base allocated to Special Funds on a pro-rata basis. The resulting increase in the MGIB Base allocated to Covered or Excluded Funds, as applicable, will equal the reduction in the MGIB Base allocated to Special Funds.

            Net transfers from Excluded Funds will reduce the MGIB Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGIB Base allocated to Covered or Special Funds, as applicable, will equal the lesser of the net contract value transferred and the change in the MGIB Base allocated to Excluded Funds.

      2. Then we determine the MGIB annuity income by multiplying your MGIB Benefit Base (adjusted for any Market Value Adjustment and premium taxes) by the applicable income factor, and then dividing by $1,000.

            The MGIB Income Options are available under the MGIB Rider:

            (i) Income for Life (Single Life or Joint with 100% Survivor) and 10-30 Year Certain;


Generations - 133975


                                      L3

            (ii)  Income for a 20-30 Year Period Certain; or

            (iii) Any other income plan offered by the Company in connection with the MGIB rider on the MGIB Benefit Date.

      On the MGIB Benefit Date, we would apply the MGIB Benefit Base under the Table of Income Factors specified in the MGIB rider for the Income Option you selected. The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract.

      Then we compare the MGIB annuity income under the rider guarantee for the option selected with the annuity income under your Contract for the same option. The greater amount of income will be available to you on the MGIB Benefit Date.

      Purchase. To purchase the MGIB rider, you must be age 79 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date. The MGIB rider must be purchased (i) on the contract date, or (ii) within thirty days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later. There is a ten-year waiting period before you can annuitize under the MGIB rider.

      The MGIB Benefit Date. If you purchased the MGIB rider on the contract date or added the MGIB rider within 30 days following the contract date, the MGIB Benefit Date is the contract anniversary on or after the tenth contract anniversary when you decide to exercise your right to annuitize under the MGIB rider. If you added the MGIB rider at any other time, your MGIB Benefit Date is the contract anniversary at least 10 years after the rider date when you decide to exercise your right to annuitize under the MGIB rider.

      No change of annuitant. Once the MGIB rider is purchased, the annuitant may not be changed except for the following exception. If an annuitant who is not a contract owner dies prior to annuitization, a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Base is unaffected and continues to accumulate.

      Notification. On or about 30 days prior to the MGIB Benefit Date, we will provide you with notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise. The actual amount of the MGIB annuity benefit will be determined as of the MGIB Benefit Date.

The MGIB rider does not restrict or limit your right to annuitize the contract at any time permitted under the contract. The MGIB rider does not restrict your right to annuitize the contract using contract values that may be higher than the MGIB annuity benefit.

The benefits associated with the MGIB rider are available only if you annuitize your contract under the rider and in accordance with the provisions set forth above. Annuitizing using the MGIB may result in the more favorable stream of income payments, and different tax consequences, under your contract. Because the MGIB rider is based on conservative actuarial factors, the level of lifetime income that it guarantees may be less than the level that might be provided by the application of your contract value to the contract's applicable annuity factors. You should consider all of your options at the time you begin the income phase of your contract.


Generations - 133975


                                      L4

--------------------------------------------------------------------------------
APPENDIX M
--------------------------------------------------------------------------------



           Optional Rider Benefit Charges for Yr-2003 Contract Owners and Optional Benefit Riders for May-2002 and Yr-2003 Contract Owners



The following is a description of the Minimum Guaranteed Accumulation Benefit and the Minimum Guaranteed Withdrawal Benefit for May-2002 and Yr-2003 contract owners who elected an optional rider benefit. Other than as specified below, please see the prospectus for a complete description of your optional rider benefits. Capitalized terms have the same meaning as described in the prospectus. Please note that the Minimum Guaranteed Withdrawal Benefit described in this Appendix is no longer available.


Optional Rider Charges

Minimum Guaranteed Accumulation Benefit rider:*

      --------------------------------------------------------------------------------------------------
      Waiting Period          As an Annual Charge                       As a Quarterly Charge
      --------------------------------------------------------------------------------------------------
      10 Year                 0.65% of the MGAB Charge Base             0.1625% of the MGAB Charge Base
      20 Year                 0.65% of the MGAB Charge Base             0.1625% of the MGAB Charge Base
      --------------------------------------------------------------------------------------------------

      * The MGAB Charge Base is the total of premiums added during the two-year period commencing on the rider date if you purchase the rider on the contract date, or, your contract value on the rider date plus premiums added during the two-year period commencing on the rider date if you purchased the rider after the contract date, reduced pro-rata for all withdrawals taken while the MGAB rider is in effect, and reduced pro-rata for transfers made during the three-year period before the MGAB Date. The MGAB Charge Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of premium (or contract value), subsequent allocation of eligible premium, withdrawals and transfers. Withdrawals and transfers may reduce the applicable MGAB Charge Base by more than the amount withdrawn or transferred.

Minimum Guaranteed Withdrawal Benefit rider:

      --------------------------------------------------------------------------
      As an Annual Charge          As a Quarterly Charge
      --------------------------------------------------------------------------
      0.65% of contract value      0.1625% of the MGWB Eligible Payment Amount**
      --------------------------------------------------------------------------

      ** The MGWB Eligible Payment Amount is (i) the total of premiums paid during the 2-year period commencing on the rider date if you purchase the rider on the contract date; or (ii) your contract value on the rider date plus subsequent premiums applied during the two-year period commencing on the rider date.

Optional Rider Benefits

Minimum Guaranteed Accumulation Benefit Rider (MGAB). The MGAB rider is an optional benefit which provides you with an MGAB intended to guarantee a minimum contract value at the end of a specified waiting period. Only premiums added to your Contract during the first two-year period after your rider date are included in the MGAB Base. Any additional premium payments added after the second rider anniversary are not included in the MGAB Base. Thus, the MGAB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary

The MGAB is a one-time adjustment to your contract value if your contract value on the MGAB Date is less than the MGAB Base. The MGAB Date is the next business day after the applicable waiting period. We calculate your Minimum Guaranteed Accumulation Benefit on this date. The MGAB rider may offer you protection if your Contract loses value during the MGAB waiting period. For a discussion of the charges we deduct under the MGAB rider, see "Optional Rider Charges."


Generations - 133975


                                      M1

The MGAB rider offers a ten-year option and a twenty-year option, of which you may purchase only one. The ten-year option has a waiting period of ten years and, other than for allocations to Excluded Funds and certain transfers, guarantees that your contract value at the end of ten years will at least equal your initial premium payment, reduced pro-rata for withdrawals. Transfers made within 3 years prior to the MGAB Date will also reduce the MGAB Base pro-rata. The twenty-year option has a waiting period of twenty years and, other than allocations to Special Funds or Excluded Funds, guarantees that your contract value at the end of twenty years will at least equal two times your initial premium payment, reduced pro-rata for withdrawals and reduced for transfers made within 3 years prior to the MGAB Date. If you add the 20-year option rider after the contract date, any payment of premiums after the rider date, and/or investments in the Special or Excluded Funds, may prevent the MGAB Base from doubling over the waiting period.

      Calculating the MGAB. We calculate your MGAB as follows:

      1) We first determine your MGAB Base. The MGAB Base is only a calculation used to determine the MGAB. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your annuity income, cash surrender value and death benefits.

            The MGAB Base is tracked separately for Covered, Special and Excluded Funds, based on the initial allocation of premium (or contract value), subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. The aggregate MGAB Base is used to determine the MGAB on the MGAB Date. The aggregate MGAB Base equals the sum of:

            a)    the MGAB Base allocated to Covered Funds;

            b)    the MGAB Base allocated to Special Funds; and

            c) the lesser of the contract value allocated to Excluded Funds or MGAB Base allocated to Excluded Funds.


            No investment options are currently designated as Special Funds for the ten-year MGAB. The following investment options are designated as Special Funds for the twenty-year MGAB: the ING Liquid Assets Portfolio; the ING Limited Maturity Bond Portfolio; the ING VP Intermediate Bond Portfolio; the ING PIMCO Core Bond Portfolio; the ProFund VP Rising Rates Opportunity Portfolio; the Fixed Account; the Fixed Interest Division; and the TSA Special Fixed Account.

                  For Contracts issued prior to May 1, 2003, the ING VP Intermediate Bond Portfolio and the ING PIMCO Core Bond Portfolio are not designated as Special Funds.


                  For Contracts issued prior to September 2, 2003, the ProFund VP Rising Rates Opportunity Portfolio is not designated as a Special Fund.

            No investment options are currently designated as Excluded Funds.

            The MGAB Base for both the Covered Funds and the Excluded Funds equals the allocated eligible premiums, adjusted for subsequent withdrawals and transfers, accumulated until the MGAB Date at 0% for the ten-year MGAB and 3.5265% for the twenty-year MGAB.

            The MGAB Base for Special Funds equals the allocated eligible premiums, adjusted for subsequent withdrawals and transfers. There is no accumulation of MGAB Base for Special Funds for either the ten-year or twenty-year MGAB.

            If you purchased the MGAB optional benefit rider after the contract date, your MGAB Base equals your allocated contract value, plus premiums added during the two-year period after your rider date, accumulated at the appropriate MGAB rate described above, and adjusted for withdrawals and transfers.

            We use the MGAB Charge Base to determine the periodic MGAB rider charges. The MGAB Charge Base equals the eligible premiums, adjusted for subsequent withdrawals and transfers, as allocated by fund category. The MGAB Charge Base is tracked separately for Covered, Special and Excluded Funds, and separate rates may apply to each. Currently, the same deduction method and rate apply to all categories.

            Withdrawals reduce the MGAB Base and MGAB Charge Base on a pro-rata basis. The percentage reduction in the MGAB Base and MGAB Charge Base for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal.


Generations - 133975


                                      M2

            Net Transfers from Covered Funds or Special Funds to Excluded Funds reduce the MGAB Base and MGAB Charge Base allocated to Covered Funds or Special Funds on a pro-rata basis. Any resulting increase in MGAB Base and MGAB Charge Base allocated to Excluded Funds will equal the reduction in the MGAB Base and MGAB Charge Base allocated to Covered Funds or Special Funds. There will be no such increase if the transfer occurs within 3 years of the MGAB Date.

            Net Transfers from Excluded Funds to other funds reduce the MGAB Base and MGAB Charge Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in MGAB Base and MGAB Charge Base allocated to other funds will equal the lesser of the contract value transferred and the change in the MGAB Base and MGAB Charge Base allocated to Excluded Funds. There will be no such increase if the transfer occurs within 3 years of the MGAB Date.

            Any transfer within 3 years of the MGAB Date (regardless of the funds involved) reduces the MGAB Base and MGAB Charge Base for Covered, Special or Excluded Funds, as applicable, on a pro-rata basis, based on the percentage of contract value transferred, without any corresponding increase.

      2) We then subtract your contract value on the MGAB Date from your aggregate MGAB Base. The contract value that we subtract includes both the contract value in the subaccounts in which you are invested and the contract value in your Fixed Interest Allocations, if any.

      3) Any positive difference is your MGAB. If there is a MGAB, we will automatically credit it on the MGAB Date to the subaccounts in which you are invested pro-rata based on the proportion of your contract value in the subaccounts on that date, unless you have previously given us other allocation instructions. If you do not have an investment in any subaccount on the MGAB Date, we will allocate the MGAB to the Liquid Assets subaccount on your behalf. After we credit the MGAB, the amount of your annuity income, cash surrender value and death benefits will reflect the crediting of the MGAB to your contract value to the extent the contract value is used to determine such value.

      Purchase. To purchase the MGAB rider, you must be age 80 or younger on the Rider Date if you choose the ten-year option and age 65 or younger on the rider date if you choose the twenty-year option. The waiting period must end at or before your annuity start date. The MGAB rider may be purchased (i) on the contract date, and (ii) within 30 days following the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

      The MGAB Date. If you purchased the MGAB rider on the contract date or added the MGAB rider within 30 days following the contract date, the MGAB Date is your 10th contract anniversary for the ten-year option or 20th contract anniversary for the twenty-year option. If you added the MGAB rider during the 30-day period preceding your first contract anniversary after the date of this prospectus, your MGAB Date will be the first contract anniversary occurring after 10 years (for the ten-year option) or 20 years (for the twenty-year option) after the rider date. The MGAB rider is not available if the MGAB Date would fall beyond the latest annuity start date.

      Cancellation. If you elected the twenty-year option, you have a one-time right to cancel the MGAB rider on your first contract anniversary that is at least 10 years after the rider date. If you purchased the MGAB rider during the 30-day period following the contract date, your one-time right to cancel the rider occurs on the tenth anniversary of your contract date. To cancel, you need to send written notice to our Customer Service Center at least 30 days before such anniversary date. If you terminate the MGAB rider before the MGAB Date, we will not credit you with the MGAB and we will assess the pro-rata portion of the MGAB rider charge for the current quarter.

      Notification. We will report any crediting of the MGAB in your first quarterly statement following the MGAB Date.

Minimum Guaranteed Withdrawal Benefit Rider (MGWB). The MGWB rider is an optional benefit which guarantees that if your contract value is reduced to zero you will receive periodic payments equal to all premium payments paid during the first two contract years (Eligible Payment Amount) adjusted for any prior withdrawals. To maintain this guarantee, withdrawals in any contract year may not exceed 7% of your adjusted Eligible Payment Amount. If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero. For a discussion of the charges we deduct under the MGWB rider, see "Charges and Fees -- Optional Rider Charges." Each payment you receive under the MGWB rider will be taxed as a withdrawal and may be subject to a penalty tax. See "Withdrawals" and "Federal Tax Considerations" for more information. Your original Eligible Payment Amount depends on when you purchase the MGWB rider and equals:


Generations - 133975


                                      M3

      1) your premium payments received during the first two contract years, if you purchased the MGWB rider on the contract date;

      2) otherwise, your contract value on the rider date, including any premiums received that day, and any subsequent premium payments received during the two-year period commencing on the rider date, if you purchased the MGWB rider after the contract date.

      The MGWB Withdrawal Account. The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits.

The MGWB Withdrawal Account is equal to the Eligible Payment Amount, tracked separately for Covered and Excluded Funds, adjusted for any withdrawals and transfers between Covered and Excluded Funds. The MGWB Withdrawal Account equals the sum of (a) the MGWB Withdrawal Account allocated to Covered Funds, and (b) the lesser of (i) the MGWB Withdrawal Account allocated to Excluded Funds and
(ii) the contract value in Excluded Funds. Thus, investing in the Excluded Funds may limit the MGWB Withdrawal Account.

No investment options are currently designated as Excluded Funds for the Minimum Guaranteed Withdrawal Benefit.

Withdrawals of up to 7% per year of the Eligible Payment Amount will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal for Covered Funds and pro rata for Excluded Funds, based on the source of the withdrawal. Any withdrawals greater than the 7% per year of the Eligible Payment Amount will cause a reduction in the MGWB Withdrawal Account of the Covered and Excluded Funds, by the proportion that the withdrawal bears to the contract value in Covered and Excluded Funds, respectively, at the time of the withdrawal. If a single withdrawal involves both Covered and Excluded Funds and exceeds 7%, the withdrawal will be treated as taken first from Covered Funds. Any withdrawals greater than 7% per year of the Eligible Payment Amount will also cause a reduction in the Eligible Payment Amount by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. Once your contract value is zero, any periodic payments paid under the MGWB rider also reduce the MGWB Withdrawal Account. If a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

Net transfers from Covered Funds to Excluded Funds will reduce the MGWB Withdrawal Account allocated to Covered Funds on a pro rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Excluded Funds equals the reduction in the MGWB Withdrawal Account for Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the MGWB Withdrawal Account allocated to Excluded Funds on a pro rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Covered Funds will equal the lesser of the reduction in the MGWB Withdrawal Account for Excluded Funds or the net contract value transferred.

      Guaranteed Withdrawal Status. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See "Withdrawals." However, making any withdrawals in any year greater than 7% per year of the Eligible Payment Amount will reduce the Eligible Payment Amount for future withdrawals and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider will remain in force and you may continue to make withdrawals each year so long as:

      1)    your contract value is greater than zero;

      2)    your MGWB Withdrawal Account is greater than zero;

      3)    you have not reached your latest allowable annuity start date;

      4)    you have not elected to annuitize your Contract; and

      5) you have not died (unless your spouse has elected to continue the Contract), changed the ownership of the Contract or surrendered the Contract.

The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.


Generations - 133975


                                      M4

      Automatic Periodic Benefit Status. Under the MGWB rider, in the event your contract value is reduced to zero, your Contract is given Automatic Periodic Benefit Status, if:

      1)    your MGWB Withdrawal Account is greater than zero;

      2)    you have not reached your latest allowable annuity start date;

      3)    you have not elected to annuitize your Contract; and

      4) you have not died, changed the ownership of the Contract or surrendered the Contract.

Once your Contract is given Automatic Periodic Benefit Status, we will pay you the annual MGWB periodic payments, beginning on the next contract anniversary. These payments are equal to the lesser of the remaining MGWB Withdrawal Account or 7% annually of your Eligible Payment Amount, until the earliest of (i) your Contract's latest annuity start date, (ii) the death of the owner; or (iii) your MGWB Withdrawal Account is exhausted. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status, we will not accept any additional premium payments in your Contract and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of (i) payment of all MGWB periodic payments, (ii) payment of the Commuted Value (defined below) or (iii) the owner's death.

On the Contract's latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then-remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury STRIPS as quoted by a national quoting service for period(s) applicable to the remaining payments. Once we pay you the last MGWB periodic payment or the Commuted Value, your Contract and the MGWB rider terminate.

      Death Benefit During Automatic Periodic Benefit Status. The death benefit payable during Automatic Periodic Benefit Status is your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments.

      Purchase. To purchase the MGWB rider, you must be age 80 or younger on the Rider Date. The MGWB rider must be purchased (i) on the contract date, or (ii) within 30 days after the contract date. If the rider is not yet available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.


Generations - 133975


                                      M5

                                   ING [LOGO]




                   ING USA Annuity and Life Insurance Company
ING USA Annuity and Life Insurance Company is a stock company domiciled in Iowa.



Generations - 133975                                                  12/XX/2004

--------------------------------------------------------------------------------
ING USA Annuity and Life Insurance Company
Separate Account B of ING USA Annuity and Life Insurance Company

Deferred Combination Variable and Fixed Annuity Prospectus

                        ING GOLDENSELECT OPPORTUNITIES(R)
--------------------------------------------------------------------------------


                                                              December [_], 2004


      This prospectus describes ING GoldenSelect Opportunities, a group and individual deferred combination variable annuity contract (the "Contract") offered by ING USA Annuity and Life Insurance Company ("ING USA," the "Company," "we," "us" or "our") (formerly Golden American Life Insurance Company). The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("non-qualified Contracts").

      The Contract provides a means for you to invest your premium payments in one or more mutual fund investment portfolios. You may also allocate premium payments to our Fixed Account with guaranteed interest periods. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select and any interest credited to your allocations in the Fixed Account. For Contracts sold in some states, not all Fixed Interest Allocations or subaccounts are available. The investment portfolios available under your Contract and the portfolio managers are listed on the next page.

      You have a right to return a Contract within 10 days after you receive it for a refund of the adjusted contract value (which may be more or less than the premium payments you paid), or if required by your state, the original amount of your premium payment. Longer free look periods apply in some states and in certain situations.

      Replacing an existing annuity with the Contract may not be beneficial to you. Your existing annuity may be subject to fees or penalties on surrender, and the Contract may have new charges.

      This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information ("SAI"), dated May 1, 2004, has been filed with the Securities and Exchange Commission ("SEC"). It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800) 366-0066, or access the SEC's website (http://www.sec.gov). The table of contents of the SAI is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

An investment in any subaccount through a Trust or Fund is not a bank deposit and is not insured or guaranteed by any bank or by the Federal Deposit Insurance Corporation or any other government agency.

             The investment portfolios are listed on the next page.
--------------------------------------------------------------------------------


Opportunities - 133978


The investment portfolios available under your Contract are:
ING Investors Trust                                                       ING Variable Insurance Trust
    ING AIM Mid Cap Growth Portfolio (Class A)                                ING GET U.S. Core Portfolio
    ING Alliance Mid Cap Growth Portfolio (Class A)                           ING VP Worldwide Growth Portfolio
    ING American Funds Growth Portfolio
    ING American Funds Growth-Income Portfolio                            ING Variable Portfolios, Inc.
    ING American Funds International Portfolio                                ING VP Index Plus LargeCap Portfolio (Class S)
    ING Capital Guardian Large Cap Value Portfolio
     (Class A)                                                            ING Variable Products Trust
    ING Capital Guardian Managed Global Portfolio                             ING VP Financial Services Portfolio (Class S)
     (Class A)                                                                ING VP MagnaCap Portfolio (Class S)
    ING Capital Guardian Small Cap Portfolio (Class A)                        ING VP MidCap Opportunities Portfolio (Class S)
    ING Developing World Portfolio (Class A)                                  ING VP SmallCap Opportunities Portfolio (Class S)
    ING Eagle Asset Capital Appreciation Portfolio (Class A)

                                                                          ING VP Intermediate Bond Portfolio (Class S)
    ING Evergreen Health Sciences Portfolio (Class A)
    ING Evergreen Omega Portfolio (Class A)                               AIM Variable Insurance Funds
    ING FMR(SM) Diversified Mid Cap Portfolio (Class A)                       AIM V.I. Dent Demographic Trends Fund (Series II)
    ING Goldman Sachs Tollkeeper (SM) Portfolio (Class A)                     AIM V.I. Leisure Fund (Series I)
    ING Hard Assets Portfolio (Class A)                                       AIM V.I. Utilities Fund (Series I)
    ING International Portfolio (Class A)
    ING Janus Special Equity Portfolio (Class A)                          Fidelity Variable Insurance Products Portfolio
    ING Jennison Equity Opportunities Portfolio (Class A)                     Fidelity VIP Equity-Income Portfolio (Service Class 2)
    ING JPMorgan Small Cap Equity Portfolio (Class A)                         Fidelity VIP Growth Portfolio (Service Class 2)
    ING Julius Baer Foreign Portfolio (Class A)
    ING Legg Mason Value Portfolio (Class A)
    ING Liquid Assets Portfolio (Class A)
    ING Marsico Growth Portfolio (Class A)                                Liberty Variable Insurance Trust
    ING Mercury Focus Value Portfolio (Class A)                               Colonial Small Cap Value Fund
    ING Mercury LargeCap Growth Portfolio (Class A)
    ING MFS Mid Cap Growth Portfolio (Class A)

                                                                          Pioneer Variable Contracts Trust
                                                                              Pioneer Fund VCT Portfolio (Class II)
                                                                              Pioneer Mid-Cap Value VCT Portfolio (Class II)

    ING MFS Total Return Portfolio (Class A)
    ING Oppenheimer Main Street Portfolio (Class S)

    ING PIMCO Core Bond Portfolio (Class A)                               ProFunds VP
    ING PIMCO High Yield Portfolio (Class S)                                  ProFund VP Bull
    ING Salomon Brothers All Cap Portfolio (Class A)                          ProFund VP Europe 30
    ING Salomon Brothers Investors Portfolio (Class A)                        ProFund VP Rising Rates Opportunity
    ING T. Rowe Price Capital Appreciation Portfolio                          ProFund VP Small-Cap
     (Class A)
    ING T. Rowe Price Equity Income Portfolio (Class A)                   Prudential Series Fund, Inc.
    ING UBS U.S. Balanced Portfolio (Class A)                                 Jennison Portfolio (Class II)
    ING Van Kampen Equity Growth Portfolio (Class A)                          SP William Blair International Growth Portfolio
    ING Van Kampen Global Franchise Portfolio (Class A)                          (Class II)
    ING Van Kampen Growth and Income Portfolio (Class A)
    ING Van Kampen Real Estate Portfolio (Class A)

ING Partners, Inc.
    ING JP Morgan Fleming International Portfolio (Service Class)
    ING Salomon Brothers Aggressive Growth Portfolio (Service Class)
    ING Van Kampen Comstock Portfolio (Service Class)



Opportunities - 133978

-----------------------------------------------------------------------------------------------------------------------
TABLE OF CONTENTS
-----------------------------------------------------------------------------------------------------------------------

                                                      Page                                                         Page
Index of Special Terms.............................   ii             Enhanced Death Benefit Options...............   39
Fees and Expenses..................................    1             Earnings Multiplier Benefit Rider............   41
Condensed Financial Information....................    8         Death Benefit During the Income Phase............   42
   Accumulation Unit...............................    8         Continuation After Death -- Spouse...............   42
   The Net Investment Factor.......................    8         Continuation After Death -- Not a Spouse.........   42
   Performance Information.........................    8         Required Distributions Upon Contract
   Financial Statements............................    9             Owner's Death................................   43
ING USA Annuity and Life Insurance Company.........    9      The Annuity Options.................................   44
ING USA Separate Account B.........................   10      Other Contract Provisions...........................   46
The Trusts and Funds...............................   10      Other Information...................................   48
Restricted Funds...................................   11      Federal Tax Considerations..........................   49
Covered Funds, Special Funds and Excluded                     Statement of Additional Information
   Funds   ........................................   12         Table of Contents................................   61
Charges and Fees...................................   12      Appendix A
   Charge Deduction Subaccount.....................   13         Condensed Financial Information..................   A1
   Charges Deducted from the Contract Value........   13      Appendix B
       Surrender Charge............................   13         The Investment Portfolios........................   B1
       Waiver of Surrender Charge for Extended                Appendix C
           Medical Care............................   13         Fixed Account II.................................   C1
       Free Withdrawal Amount......................   13      Appendix D
       Surrender Charge for Excess Withdrawals.....   13         Fixed Interest Division..........................   D1
       Premium Taxes...............................   14      Appendix E
       Administrative Charge.......................   14         Surrender Charge for Excess Withdrawals
       Transfer Charge.............................   14             Example......................................   E1
   Charges Deducted from the Subaccounts...........   14      Appendix F
       Mortality and Expense Risk Charge...........   14         Withdrawal Adjustment for 7% Solution

       Asset-Based Administrative Charge...........   15             Death Benefit Element Examples for Contract
       Earnings Multiplier Benefit Charge..........   15             Categories Other Than May-2002, Yr-2003,
       Optional Rider Charges......................   15             May-2003 or Yr-2004..........................   F1

   Trust and Fund Expenses.........................   16      Appendix G
The Annuity Contract...............................   16         Special Funds and Excluded Funds Examples........   G1
   Contract Date and Contract Year ................   16      Appendix H
   Contract Owner..................................   16             MGWB Excess Withdrawal Amount Examples.......   H1
   Annuity Start Date..............................   18      Appendix I
   Annuitant.......................................   18         Death Benefits for Yr-2001 Contract Owners.......   I1
   Beneficiary.....................................   18      Appendix J
   Purchase and Availability of the Contract.......   19         Death Benefits for May-2002 and Yr-2003
   Crediting of Premium Payments...................   20             Contract Owners..............................   J1
   Administrative Procedures.......................   21      Appendix K
   Contract Value..................................   21         Death Benefits for May-2002, Yr-2003 and

   Cash Surrender Value............................   22             May-2003 Contract Owners.....................   K1
   Addition, Deletion or Substitution of                      Appendix L

       Subaccounts and Other Changes...............   22         Optional Rider Benefit Charges and Minimum
   The Fixed Account...............................   23             Guaranteed Income Benefit for May-2002

Optional Riders....................................   23             Contract Owners..............................   L1
   Rider Date......................................   23      Appendix M
   No Cancellation.................................   23         Optional Rider Benefit Charges for Yr-2003
   Termination.....................................   23             Contract Owners and Optional Rider
   Minimum Guaranteed Income Benefit Rider.........   24             Benefits for May-2002 and Yr-2003
   Minimum Guaranteed Withdrawal                                     Contract Owners..............................   M1
       Benefit Rider...............................   28      Appendix N

   Other Contracts.................................   31         Projected Schedule of ING GET U.S. Core

Withdrawals........................................   31             Portfolio Offerings..........................   N1
Transfers Among Your Investments...................   34

Death Benefit Choices..............................   38
   Death Benefit During the Accumulation Phase.....   38
       Standard Death Benefit......................   39



Opportunities - 133978

--------------------------------------------------------------------------------
INDEX OF SPECIAL TERMS
--------------------------------------------------------------------------------

The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:


    Special Term                                        Page
    ---------------------------------------------------------
    Accumulation Unit                                     8
    Annuitant                                            18
    Annuity Start Date                                   18
    Cash Surrender Value                                 22
    Claim Date                                           36
    Contract Date                                        16
    Contract Owner                                       16
    Contract Value                                       21
    Contract Year                                        16
    Covered Fund                                         12
    Earnings Multiplier Benefit                          41
    Excluded Fund                                        12
    Market Value Adjustment                              C1
    Free Withdrawal Amount                               13
    Max 7 Enhanced Death Benefit                         40
    Net Investment Factor                                 8
    Net Rate of Return                                    8
    Quarterly Ratchet Enhanced Death Benefit             39
    Restricted Fund                                      12
    Rider Date                                           23
    7% Solution Death Benefit Element                    40
    Special Fund                                         12
    Standard Death Benefit                               39


The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

    Term Used in This Prospectus                          Corresponding Term Used in the Contract
    --------------------------------------------------------------------------------------------------
    Accumulation Unit Value                               Index of Investment Experience
    Annuity Start Date                                    Annuity Commencement Date
    Contract Owner                                        Owner or Certificate Owner
    Contract Value                                        Accumulation Value
    Transfer Charge                                       Excess Allocation Charge
    Fixed Interest Allocation                             Fixed Allocation
    Free Look Period                                      Right to Examine Period
    Guaranteed Interest Period                            Guarantee Period
    Subaccount(s)                                         Division(s)
    Net Investment Factor                                 Experience Factor
    Regular Withdrawals                                   Conventional Partial Withdrawals
    Withdrawals                                           Partial Withdrawals


Opportunities - 133978

--------------------------------------------------------------------------------
FEES AND EXPENSES
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses(1)

      Surrender Charge:

        Complete Years Elapsed         0         1         2        3         4         5        6         7         8+
            Since Premium Payment
        Surrender Charge               8%        7%       6%        5%        4%       3%        2%        1%        0%

      Transfer Charge(2)....................................................................  $25 per transfer, if you make more than 12 transfers in a contract year

      (1)   If you invested in a Fixed Interest Allocation, a Market Value
            Adjustment may apply to certain transactions. This may increase or decrease your contract value and/or your transfer or surrender amount.
      (2)   We currently do not impose this charge, but may do so in the future.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Trust or Fund fees and expenses.


Annual Contract Administrative Charge(3)....................................................  $30
        (We waive this charge if the total of your premium payments is $100,000 or more, or if your contract value at the end of a contract year is
        $100,000 or more.)

      (3)   We deduct this charge on each contract anniversary and on surrender.


Separate Account Annual Charges(4)

      ---------------------------------------------------------------------------------------------------------------
                                                                                    Enhanced Death Benefits
                                                                                  ---------------------------
                                                               Standard           Quarterly
                                                             Death Benefit         Ratchet             Max 7
      ---------------------------------------------------------------------------------------------------------------

        Mortality & Expense Risk Charge                      1.25%                1.50%              1.80%
        Asset-Based Administrative Charge                    0.15%                0.15%              0.15%
                                                              ----                 ----               ----
           Total                                             1.40%                1.65%              1.95%
        ING GET U.S. Core Portfolio

           ("GET Fund") Guarantee Charge(5)                   0.50%                0.50%              0.50%
        Total With GET Fund Guarantee Charge                  1.90%                2.15%              2.35%
      ---------------------------------------------------------------------------------------------------------------

      (4) As a percentage of average daily assets in each subaccount. The Separate Account Annual Charges are deducted daily.

      (5) The GET Fund Guarantee Charge is deducted daily during the guarantee period from amounts allocated to the GET Fund investment option. Please see below for a description of the GET Fund guarantee.


Earnings Multiplier Benefit Rider Charge(6)

      -------------------------------------------------------------------------
      As an Annual Charge               As a Quarterly Charge
      -------------------------------------------------------------------------
      0.30% of contract value           0.075% of contract value
      -------------------------------------------------------------------------

      (6) We deduct the rider charge from the subaccounts in which you are invested on each quarterly contract anniversary and pro-rata on termination of the Contract; if the value in the subaccounts is insufficient, the rider charge will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment.


Opportunities - 133978

Optional Rider Charges(7)

      Minimum Guaranteed Income Benefit rider:

      ---------------------------------------------------------------------------------------------------
      MGIB Rate       As an Annual Charge                As a Quarterly Charge
      ---------------------------------------------------------------------------------------------------
      7%              0.75% of the MGIB Charge Base(8)   0.1875% of the MGIB Charge Base(8)
      ---------------------------------------------------------------------------------------------------


      Minimum Guaranteed Withdrawal Benefit rider(9):


      --------------------------------------------------------------------------
      As an Annual Charge                   As a Quarterly Charge
      --------------------------------------------------------------------------
      0.35% of contract value               0.0875% of contract value
      --------------------------------------------------------------------------

      (7) We deduct optional rider charges from the subaccounts in which you are invested on each quarterly contract anniversary and pro-rata on termination of the Contract; if the value in the subaccounts is insufficient, the optional rider charges will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment.

      (8) Please see "Charges and Fees - Optional Rider Charges" and "Optional Riders" later in this prospectus.

      (9) If you elect the Step-Up Benefit, we reserve the right to increase the charge for the MGWB to a maximum annual charge of 1.00% of contract value. Please see "Minimum Guarantee Withdrawal Benefit Step-Up Benefit."



Trust or Fund Expenses
The next item shows the minimum and maximum total operating expenses charged by the Trust or Fund that you may pay periodically during the time that you own the Contract. More detail concerning each Trust or Fund's fees and expenses is contained in the prospectus for each Trust or Fund.


      ----------------------------------------------------------------------------------------------------------------------
      Total Annual Trust or Fund Operating Expenses(10)                                         Minimum        Maximum
      ----------------------------------------------------------------------------------------------------------------------
      (expenses that are deducted from Trust or Fund assets, including management fees,
      distribution and/or service (12b-1) fees(11), and other expenses):                        0.68%          1.91%

      ----------------------------------------------------------------------------------------------------------------------



      (10) The minimum and maximum total operating expenses charged by a Trust or a Fund including applicable expense reimbursement or fee waiver arrangements would also be 0.68% to 1.91%. The expense reimbursement or fee arrangement reflected is expected to continue through May 1, 2005.

      (11) The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the Fund or Trust prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above.

The following table shows the annual operating expenses separately for each Trust or Fund.

Fund Expense Table(1)

The column labeled "Total Fund Annual Expenses Without Waivers or Reductions" shows the total annual operating expenses charged by a Trust or Fund, absent expense reimbursement or fee waiver arrangements. The column labeled "Net Fund Annual Expenses After Waivers or Reductions" shows such total annual operating expenses after applicable expense reimbursement or fee waiver arrangements where the Trust or Fund has committed to continue such reimbursement or waiver through May 1, 2005. Expenses shown are actual expenses for the year ended 12/31/03 unless otherwise noted.



Opportunities - 133978

                                                                                        Total Fund
                                                              Distribution              Annual
                                                              and/or                    Expenses                     Net Fund Annual
                                                 Investment   Service                   Without        Total         Expenses After
                                                 Advisory     (12b-1)       Other       Waivers or     Waivers or    Waivers or
Fund Name                                        Fees         Fees          Expenses    Reductions     Reductions    Reductions
------------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Dent Demographic Trends Fund
  (Series II) (7) (28)                           0.77%        0.25%         0.45%       1.47%          0.02%         1.45%
 AIM V.I. Leisure Fund (Series I) (19)(20)(21)   0.75%        0.00%         1.09%       1.84%          0.54%         1.30%
 AIM V.I. Utilities Fund (Series I) (19)(20)(21) 0.60%        0.00%         0.55%       1.15%          0.00%         1.15%
 Colonial Small Cap Value Fund                   0.80%        0.25%         0.41%       1.46%          0.00%         1.46%
 Fidelity(R) VIP Equity-Income Portfolio
  (Service Class 2)                              0.48%        0.25%         0.09%       0.82%          0.00%         0.82%
 Fidelity(R) VIP Growth Portfolio
  (Service Class 2)                              0.58%        0.25%         0.09%       0.92%          0.00%         0.92%
 ING AIM Mid Cap Growth Portfolio (Class A)
  (2)(3)(6)                                      0.68%        0.50%         0.01%       1.19%          0.00%         1.19%
 ING Alliance Mid-Cap Growth Portfolio
 (Class A)(2)(3)(6)                              0.78%        0.50%         0.01%       1.29%          0.00%         1.29%
 ING American Funds Growth Portfolio
  (8)(9)(10)(11)                                 0.37%        0.75%         0.05%       1.17%          0.00%         1.17%
 ING American Funds Growth-Income Portfolio
  (8)(9)(10)(11)                                 0.33%        0.75%         0.04%       1.12%          0.00%         1.12%
 ING American Funds International Portfolio
  (8)(9)(10)(11)                                 0.57%        0.75%         0.09%       1.41%          0.00%         1.41%
 ING Capital Guardian Large Cap Value Portfolio
  (Class A) (2)(3)(6)                            0.74%        0.50%         0.01%       1.25%          0.00%         1.25%
 ING Capital Guardian Managed Global Portfolio
  (Class A) (2)(3)(6)                            1.00%        0.50%         0.01%       1.51%          0.00%         1.51%
 ING Capital Guardian Small Cap Portfolio
  (Class A) (2)(3)(6)                            0.68%        0.50%         0.01%       1.19%          0.00%         1.19%
 ING Developing World Portfolio
  (Class A) (2)(3)                               1.25%        0.50%         002%        1.77%          0.00%         1.77%
 ING Eagle Asset Capital Appreciation
   Portfolio (Class A) (2)(3)                    0.68%        0.50%         0.01%       1.19%          0.00%         1.19%
 ING Evergreen Health Sciences Portfolio
  (Class A) (2)(3)(4)                            0.75%        0.50%         0.01%       1.26%          0.00%         1.26%
 ING Evergreen Omega Portfolio
  (Class A) (2)(3)(4)                            0.60%        0.50%         0.01%       1.11%          0.00%         1.11%
 ING FMR(SM) Diversified Mid-Cap Portfolio
  (Class A) (2)(3)                               0.75%        0.50%         0.00%       1.25%          0.00%         1.25%
 ING GET U.S. Core Portfolio (24)(25)(26)        0.60%        0.25%         0.15%       1.00%          0.00%         1.00%
 ING Goldman Sachs Tollkeeper(SM) Portfolio*
  (Class A) (2)(3)                               1.35         0.50%         0.01%       1.86%          0.00%         1.86%
 ING Hard Assets Portfolio (Class A) (2)(3)      0.68%        0.50%         0.01%       1.19%          0.00%         1.19%
 ING International Portfolio (Class A) (2)(3)    1.00%        0.50%         0.01%       1.51%          0.00%         1.51%
 ING Janus Special Equity Portfolio (Class A)
    (2)(3)(6)                                    0.81%        0.50%         0.01%       1.32%          0.00%         1.32%
 ING Jennison Equity Opportunities Portfolio
  (Class A) (2)(3)(6)                            0.68%        0.50%         0.01%       1.19%          0.00%         1.19%
 ING JPMorgan Fleming International Portfolio
    (Service Class) (17)                         0.80%        0.25%         0.20%       1.25%          0.00%         1.25%
 ING JPMorgan Small Cap Equity Portfolio
    (Class A) (2)(3)(6)                          0.90%        0.50%         0.00%       1.40%          0.00%         1.40%
 ING Julius Baer Foreign Portfolio
  (Class A) (2)(3)                               1.00%        0.50%         0.00%       1.50%          0.00%         1.50%
 ING Legg Mason Value Portfolio
  (Class A) (2)(3)(6)                            0.81%        0.50%         0.00%       1.31%          0.00%         1.31%
 ING Liquid Assets Portfolio (Class A) (2)(3)    0.27%        0.50%         0.01%       0.78%          0.00%         0.78%
 ING Marsico Growth Portfolio
  (Class A) (2)(3)(6)                            0.79%        0.50%         0.00%       1.29%          0.00%         1.29%
 ING Mercury Focus Value Portfolio
  (Class A) (2)(3)                               0.80%        0.50%         0.00%       1.30%          0.00%         1.30%
 ING Mercury LargeCap Portfolio
  (Class S) (2)(3)                               0.80%        0.50%         0.00%       1.30%          0.00%         1.30%
 ING MFS Mid-Cap Growth Portfolio (Class A)
   (2)(3)(5)(6)                                  0.64%        0.50%         0.01%       1.15%          0.00%         1.15%
 ING MFS Total Return Portfolio (Class A)
  (2)(3)(5)(6)                                   0.64%        0.50%         0.01%       1.15%          0.00%         1.15%
 ING Oppenheimer Main Street Portfolio (Class S)
    (2)(3)(5)(6)                                 0.64%        0.50%         0.01%       1.15%          0.00%         1.15%
 ING PIMCO Core Bond Portfolio (Class A) (2)(3)  0.61%        0.50%         0.01%       1.12%          0.00%         1.12%
 ING PIMCO High Yield Portfolio
  (Class S) (2)(3)(4)                            0.49%        0.50%         0.01%       1.00%          0.00%         1.00%
 ING Salomon Brothers Aggressive Growth
   Portfolio (Service Class) (17)                0.70%        0.50%         0.13%       1.08%          0.00%         1.08%
 ING Salomon Brothers All Cap Portfolio
  (Class A) (2)(3)(6)                            0.75%        0.50%         0.00%       1.25%          0.00%         1.25%
 ING Salomon Brothers Investors Portfolio
  (Class A) (2)(3)                               0.75%        0.50%         0.01%       1.25%          0.00%         1.25%
 ING T. Rowe Price Capital Appreciation
   Portfolio (Class A) (2)(3)(6)                 0.68%        0.50%         0.01%       1.19%          0.00%         1.19%
 ING T. Rowe Price Equity Income Portfolio
  (Class A) (2)(3)(6)                            0.68%        0.50%         0.01%       1.19%          0.00%         1.19%
 ING UBS U.S. Balanced Portfolio
  (Class A) (2)(3)                               0.75%        0.50%         0.01%       1.26%          0.00%         1.26%
 ING Van Kampen Comstock Portfolio
  (Service Class) (17)(18)                       0.60%        0.50%         0.35%       1.20%          0.07%         1.13%
 ING Van Kampen Equity Growth Portfolio
  (Class A) (2)(3)                               0.65%        0.50%         0.02%       1.17%          0.00%         1.17%
 ING Van Kampen Global Franchise Portfolio
    (Class A) (2)(3)                             1.00%        0.50%         0.00%       1.50%          0.00%         1.50%
 ING Van Kampen Growth and Income Portfolio
  (Class A) (2)(3)(6)                            0.68%        0.50%         0.01%       1.19%          0.00%         1.19%
 ING Van Kampen Real Estate Portfolio
  (Class A) (2)(3)                               0.68%        0.50%         0.00%       1.18%          0.00%         1.18%
 ING VP Intermediate Bond Portfolio
  (Class S) (12)                                 0.40%        0.25%         0.10%       0.75%          0.00%         0.75%
 ING VP Financial Services Portfolio (Class S)
    (13)(14)                                     0.75%        0.25%         0.15%       1.15%          0.00%         1.15%
 ING VP Index Plus LargeCap Portfolio
  (Class S) (12)                                 0.35%        0.25%         0.08%       0.68%          0.00%         0.68%
 ING VP MagnaCap Portfolio
  (Class S) (13)(14)(16)                         0.75%        0.25%         0.40%       1.40%          0.00%         1.40%
 ING VP MidCap Opportunities Portfolio
  (Class S) (13)(14)(15)                         0.75%        0.25%         0.45%       1.45%          0.35%         1.10%



Opportunities - 133978

                                                                                        Total Fund
                                                              Distribution              Annual
                                                              and/or                    Expenses                     Net Fund Annual
                                                 Investment   Service                   Without        Total         Expenses After
                                                 Advisory     (12b-1)       Other       Waivers or     Waivers or    Waivers or
Fund Name                                        Fees         Fees          Expenses    Reductions     Reductions    Reductions
------------------------------------------------------------------------------------------------------------------------------------
 ING VP SmallCap Opportunities Portfolio
  (Class S) (13)(14)                             0.75%        0.25%         0.32%       1.32%          0.00%         1.32%
 ING VP Worldwide Growth Portfolio (23)          1.00%        0.25%         0.50%       1.75%          0.00%         1.75%



 Jennison Portfolio (Class II)                   0.60%        0.25%         0.19%       1.04%          0.00%         1.04%
 Pioneer Fund VCT Portfolio (Class II)           0.65%        0.25%         0.10%       1.00%          0.00%         1.00%
 Pioneer Mid Cap Value VCT Portfolio (Class II)  0.65%        0.25%         0.10%       1.00%          0.00%         1.00%
 ProFund VP Bull                                 0.75%        0.25%         0.87%       1.87%          0.00%         1.87%
 ProFund VP Europe 30                            0.75%        0.25%         0.91%       1.91%          0.00%         1.91%
 ProFund VP Rising Rates Opportunity             0.75%        0.25%         0.91%       1.91%          0.00%         1.91%
 ProFund VP Small-Cap                            0.75%        0.25%         0.73%       1.73%          0.00%         1.73%
 SP William Blair International Growth
   Portfolio (Class II)                          0.85%        0.25%         0.44%       1.54%          0.00%         1.54%

Footnotes to the "Fund Expense Table"

(1) The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in this Fund Expense Table and the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. See "Fees - Fund Expenses" for additional information.

(2) The table above shows the estimated operating expenses for Class A Shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any. "Other Expenses" shown in the table above includes a Shareholder Service Fee of 0.25%.

(3) Through a "bundled fee" arrangement, Directed Services, Inc. (DSI), the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolio. The Portfolios would bear any extraordinary expenses.

(4)   Because the Portfolio is new, expenses, shown above, are estimated.


(5) DSI has voluntarily agreed to waive a portion of its management fee for certain Portfolios. Including these waivers, the "Net Fund Annual Expenses After Waivers or Reductions " for the year ended December 31, 2003, would have been 1.04% for ING MFS Mid Cap Growth and ING Oppenheimer Main Street Portfolio and 1.05% for ING MFS Total Return Portfolio. This arrangement may be discontinued by DSI at any time.


(6) A portion of the brokerage commissions that the Portfolios pay is used to reduce each Portfolio's expenses. Including these reductions and the MFS voluntary management fee waiver the "Net Fund Annual Expenses After Waivers or Reductions" for the year ended December 31, 2003 would have been 1.01% for ING AIM Mid Cap Growth, 1.14% for ING Alliance Mid Cap Growth, 1.14% for ING Capital Guardian Large Cap Value, 1.40% for ING Capital Guardian Managed Global, 1.08% for ING Capital Guardian Small Cap, 1.19% for ING Janus Special Equity, 1.04% for ING Jennison Equity Opportunities , 1.29% for ING JPMorgan Small Cap Equity, 1.20% for ING Legg Mason Value, 1.17% for ING Marsico Growth, 1.01% for ING MFS Mid Cap Growth, 0.99% for ING MFS Research, 1.04% for ING MFS Total Return, 1.13% for ING Salomon Brothers All Cap, 1.08% for ING T. Rowe Price Capital Appreciation and ING T. Rowe Price Equity Income and 1.05% for ING Van Kampen Growth and Income Portfolios. This arrangement may be discontinued at any time.

(7) The Fund's advisor and/or distributor have contractually agreed to waive advisory fees or reimburse expenses of Series II shares to the extent necessary to limit "Total Fund Annual Expenses Without Waivers or Reductions" (excluding certain items discussed below) to 1.45% for AIM V.I. Dent Demographic Trends Fund. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 1.45% cap for AIM V.I. Dent Demographic Trends Fund: (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the Fund's board of trustees; (iv) expenses related to a merger or reorganization, as approved by the Fund's board of trustees; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. These expense limitation agreements are in effect through December 31, 2005 for AIM V.I. Dent Demographic Trends Fund.

(8) This table reflects the aggregate annual operating expenses of each Portfolio and its corresponding Master Fund.

(9) Pursuant to its investment management agreement with the Trust, ING Investments, LLC may charge an annual advisory fee at asset levels that are the same as the current asset levels of the Master Funds equal to 0.37% for ING American Funds Growth Portfolio, 0.33% for ING American Funds Growth-Income Portfolio and 0.57% for ING American Funds International Portfolio of the average daily net assets if the respective Portfolio does not invest substantially all of its assets in another investment company. If a Portfolio invests substantially all of its assets in another investment company, ING Investments, LLC does not charge an advisory fee. Each Portfolio anticipates investing substantially all of its assets in another investment company.


Opportunities - 133978

(10) Shares of each ING American Funds Portfolio are subject to a Rule 12b-1 fee at an annual rate of 0.50% of average daily net assets payable to Directed Services, Inc. (DSI). In addition, Class 2 Shares of each of the ING American Funds Growth Portfolio, the ING American Funds Growth-Income Portfolio and the ING American Funds International Portfolio pay 0.25% of average net assets annually pursuant to a Plan of Distribution or 12b-1 plan. Shareholders of the Class 2 Shares of the Master Funds pay only their proportionate share of 12b-1 plan expenses.

(11) "Other Expenses" are estimated because the Portfolios did not have a full year of operations as of December 31, 2003.

(12) The table above shows the estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Portfolio's actual operating expenses, annualized, for the Portfolio's most recently completed fiscal year and fee waivers to which the Portfolio's investment adviser has agreed for each Portfolio.


(13) The above table shows the estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets. With the exception of the ING VP Financial Services Portfolio, these estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which the Portfolio's investment adviser has agreed for each Portfolio. For the ING VP Financial Services Portfolio, which had not commenced operations prior to December 31, 2003, the Portfolio's fiscal year end, expenses are based on estimated amounts for the current year.

(14) ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets which is included in "Other Expenses" in the above table. For the ING VP Financial Services Portfolio, which had not commenced operations prior to December 31, 2003, the Portfolio's fiscal year end, "Other Expenses" are based on estimated amounts for the current fiscal year. For all other Portfolios estimated "Other Expenses" are based on each Portfolio's actual "Other Expenses" for its most recently completed fiscal year.

(15) ING Investments, LLC, the investment adviser to each Portfolio, has entered into a written expense limitation agreement under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by the adviser within three years. The amount of expenses waived, reimbursed or recouped during the last fiscal year by the adviser for ING VP MidCap Opportunities Portfolio is shown under "Total Waivers or Reductions" in the above table. The expense limits will continue through at least December 31, 2005. For further information regarding the expense limitation agreements, see the Fund's prospectus.

(16) "Other Expenses", "Total Fund Annual Expenses Without Waivers or Reductionsand Net Fund Annual Expenses After Waivers or Reductions" in the above table exclude a one-time merger fee of 0.06% incurred in connection with the merger of another investment company into ING VP MagnaCap Portfolio.

(17) "Other Expenses" shown in the above table include a Shareholder Services fee of 0.25%.

(18) The Administrator of the Fund has contractually agreed to waive all or a portion of its administrative services fees and/or reimburse administrative expenses for the Van Kampen Comstock Portfolio so that the "Net Fund Annual Expenses After Waivers or Reductions" for the Portfolio shall not exceed 1.13%, through April 30, 2005. Without this waiver, the "Net Fund Annual Expenses After Waivers or Reductions" would be 1.20% for Van Kampen Comstock.

(19) The Fund has adopted a new form of administrative services and transfer agency agreements which will be effective May 1, 2004. As a result, "Other Expenses" have been restated to reflect the changes in fees under the new agreements.

(20) The Fund's advisor is entitled to receive reimbursement from the Fund for fees and expenses paid for by the Fund's advisor pursuant to expense limitation commitments between the Fund's advisor and the Fund if such reimbursement does not cause the Fund to exceed its then-current expense limitations and the reimbursement is made within three years after the Fund's advisor incurred the expense.

(21) The Fund's advisor has contractually agreed to waive advisory fees or reimburse expenses of Series I shares to the extent necessary to limit "Total Fund Annual Expenses Without Waivers or Reductions" (excluding certain items discussed below) to 1.30%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the "Total Fund Annual Expenses Without Waivers or Reductions" to exceed the 1.30% cap:
      (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the Fund's board of trustees; (iv) expenses related to a merger or reorganization, as approved by the Fund's board of trustees; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. This expense limitation agreement is in effect through December 31, 2005.

(22) As a result of a reorganization of another fund into the Fund, which occurred on April 30, 2004, the "Total Fund Annual Expenses Without Waivers or Reduction" have been restated to reflect current expenses.

(23) The above table shows the estimated operating expenses of each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which the Portfolio's investment adviser has agreed for each Portfolio. ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets which is included in Other Expenses in the above table. Estimated Other Expenses are based on each Portfolio's actual Other Expenses for its most recently completed fiscal year.



Opportunities - 133978

(24) Investments are accepted into the ING GET U.S. Core Portfolio only during the Offering Period. See Appendix __ in the contract prospectus for a listing of Offering and Guarantee Periods for projected ING GET U.S. Core Portfolio offerings.

(25) The table above shows the estimated operating expenses during the Guarantee Period for the Series as a ratio of expenses to average daily net assets. Expenses during the Offering Period are: 0.25% Management (Advisory) Fees; 0.25% 12b-1 Fee; 0.15% Other Expenses; and 0.65% Total Annual Fund Operating Expenses and Net Annual Fund Operating Expenses. Pursuant to a Plan of Distribution adopted by the Series under Rule 12b-1 under the 1940 Act, the Series pays ING Funds Distributor, LLC (the "Distributor") an annual fee of up to 0.25% of average daily net assets attributable to the Series' shares. The distribution fee may be used by the Distributor for the purpose of promoting the sale of the Series' shares and providing certain related services. For additional information, please see the Series' SAI.

(26) ING Investments, LLC, the investment adviser to the Series, has entered into an expense limitation contract with the Series under which it will limit expenses of the Series, excluding expenses such as interest, taxes, brokerage and extraordinary expenses, through December 31, 2004. The expense limit for the Series is shown as "Net Annual Fund Operating Expenses" in the table above. For further information regarding the expense limitation agreements, see the Fund's prospectus.

(27) Effective, July 1, 2004, the Board of Trustees of AIM Variable Insurance Funds approved an amendment to the master investment advisory agreement. Under the amended master agreement, the management fee for the fund has been reduced from 0.85% to 0.77%. Expenses have been restated to reflect this agreement.


Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the above table or in the example below.

Example:

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Trust or Fund fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Trusts or Funds. Specifically, the Example assumes election of the Max 7 Enhanced Death Benefit and election of the earnings multiplier benefit rider with a charge of 0.30% of the contract value annually. The Example reflects the deduction of a mortality and expense risk charge, an asset-based administrative charge, and the annual contract administrative charge as an annual charge of 0.03% of assets. The Example also assumes you elected an optional benefit rider with the highest cost, an assumed charge of 1.14% annually, where the rider base is equal to the initial premium and increases by 7% annually, and the rider charge is assessed each quarter on a base equal to the hypothetical $10,000 premium increasing at 7% per year. The assumed annual rider charge of 1.14% results from the assumption of a 7% annual increase in the rider base but only a 5% earnings increase in the contract value before expenses. Thus, 1.14% represents an annual charge over the 10-year period which is equivalent to a charge of 0.1875% of rider base per quarter over the same period. Note that surrender charges may apply if you choose to annuitize your Contract within the first 5 contract years, and under certain circumstances, within the first 8 contract years.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


      --------------------------------------------------------------------------
      1) If you surrender your contract at the end of the applicable time period:

            1 year         3 years          5 years          10 years
            $1,332         $2,191           $3,043           $5,243
      --------------------------------------------------------------------------
      2)    If you annuitize at the end of the applicable time period:

            1 year         3 years          5 years          10 years
            $1,332         $2,191           $3,043           $5,243
      --------------------------------------------------------------------------
      3)    If you do not surrender your contract:

            1 year         3 years          5 years          10 years
            $532           $1,591           $2,643           $5,243

      --------------------------------------------------------------------------


Compensation is paid for the sale of the Contracts. For information about this compensation, see "Selling the Contract."


Opportunities - 133978

--------------------------------------------------------------------------------
CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------


Accumulation Unit

We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account B has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

Tables containing (i) the accumulation unit value history of each subaccount of ING USA Separate Account B offered in this prospectus and (ii) the total investment value history of each such subaccount are presented in "Appendix A -- Condensed Financial Information." The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the Contract.

The Net Investment Factor

The Net Investment Factor is an index number which reflects certain charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated for each subaccount as follows:

      1) We take the net asset value of the subaccount at the end of each business day.

      2) We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.

      3) We divide (2) by the net asset value of the subaccount at the end of the preceding business day.

      4) We then subtract the applicable daily mortality and expense risk charge and the daily asset-based administrative charge from the subaccount and, for the GET Fund subaccount only, the daily GET Fund guarantee charge.

Calculations for the subaccounts are made on a per share basis.

The Net Rate of Return equals the Net Investment Factor minus one.

Performance Information

From time to time, we may advertise or include in reports to contract owners performance information for the subaccounts of Separate Account B, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Liquid Assets subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1, 5 and 10 year periods, or lesser periods depending on how long Separate Account B has been investing in the portfolio. We may show other total returns for periods of less than one year. We will base total return figures on the actual historic performance of the subaccounts of Separate Account B, assuming an investment at the beginning of the period when the separate account first invested in the portfolios, and withdrawal of the investment at the end of the period, adjusted to reflect the deduction of all applicable portfolio and current contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the surrender charge. In addition, we may present historic performance data for the investment portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account B. This data is designed to show the performance that would have resulted if the Contract had been in existence before the separate account began investing in the portfolios.


Opportunities - 133978

Current yield for the Liquid Assets subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate "effective yield" for the Liquid Assets subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The "effective yield" will thus be slightly higher than the "yield" because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period, assuming no surrender. You should be aware that there is no guarantee that the Liquid Assets Subaccount will have a positive or level return.

We may compare performance information for a subaccount to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and
(iii) the Consumer Price Index (measure for inflation) to determine the real rate of return of an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

Financial Statements

The statement of assets and liabilities of Separate Account B as of December 31, 2003, and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended are included in the Statement of Additional Information. The consolidated financial statements and schedules of ING USA Annuity and Life Insurance Company (formerly Golden American Life Insurance Company) as of December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003 are included in the Statement of Additional Information.

--------------------------------------------------------------------------------
ING USA ANNUITY AND LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

ING USA Annuity and Life Insurance Company (formerly Golden American Life Insurance Company) ("ING USA") is an Iowa stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. ING USA is a wholly owned subsidiary of Lion Connecticut Holdings Inc. ("Lion Connecticut"), which in turn is a wholly owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. ING USA is authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. ING USA's consolidated financial statements appear in the Statement of Additional Information.

Lion Connecticut is the holding company for Directed Services, Inc., the investment manager of the ING Investors Trust and the distributor of the Contracts, and other interests. ING also owns ING Investments, LLC and ING Investment Management, LLC, portfolio managers of the ING Investors Trust, and the investment managers of the ING Variable Insurance Trust and ING Variable Products Trust and ING Variable Product Portfolios, respectively. ING also owns Baring International Investment Limited, another portfolio manager of the ING Investors Trust.

Our principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

--------------------------------------------------------------------------------
ING USA SEPARATE ACCOUNT B
--------------------------------------------------------------------------------

ING USA Separate Account B (formerly Golden American Separate Account B) ("Separate Account B") was established as a separate account of the Company on July 14, 1988. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). Separate Account B is a separate investment account used for our variable annuity contracts. We own all the assets in Separate Account B but such assets are kept separate from our other accounts.


Opportunities - 133978

Separate Account B is divided into subaccounts. Each subaccount invests exclusively in shares of one investment portfolio of a Trust or Fund. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Separate Account B without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account B. If the assets in Separate Account B exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.

Note: We currently offer other variable annuity contracts that invest in Separate Account B, but are not discussed in this prospectus. Separate Account B may also invest in other investment portfolios which are not available under your Contract. Under certain circumstances, we may make certain changes to the subaccounts. For more information, see "The Annuity Contract -- Addition, Deletion, or Substitution of Subaccounts and Other Changes."

--------------------------------------------------------------------------------
THE TRUSTS AND FUNDS
--------------------------------------------------------------------------------

You will find information about the Trusts and Funds currently available under your Contract in Appendix B -- The Investment Portfolios. A prospectus containing more complete information on each Trust or Fund may be obtained by calling our Customer Service Center at 800-366-0066. You should read the prospectus carefully before investing.

Certain funds are designated as "Master-Feeder" or "LifeStyle Funds". Funds offered in a Master-Feeder structure (such as the American Funds) or fund of funds structure (such as the LifeStyle Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities. See "Trust and Fund Expenses". Also, you should discuss with your registered representative whether the LifeStyle Funds are appropriate for you, particularly if you are a conservative investor.

In the event that, due to differences in tax treatment or other considerations, the interests of the contract owners participating in the Trusts or Funds conflict, we, the Board of Trustees or Directors of the Trusts or Funds, and any other insurance companies participating on the Trusts or Funds will monitor events to identify and resolve any material conflicts that may arise.

ING GET U.S. Core Portfolio
      (formerly known as ING GET Fund)

An ING GET U.S. Core Portfolio ("GET Fund") series may be available during the accumulation phase of the Contract. We make a guarantee, as described below, when you allocate money into a GET Fund series. Each GET Fund series has an offering period of three months which precedes the guarantee period. The GET Fund investment option may not be available under your Contract or in your state.

Various series of the GET Fund may be offered from time to time, and additional charges will apply if you elect to invest in one of these series. Please see Appendix O for a projected schedule of GET Fund Series Offerings. The Company makes a guarantee when you direct money into a GET Fund series. We guarantee that the value of an accumulation unit of the GET Fund subaccount for that series under the Contract on the maturity date will not be less than its value as determined after the close of business on the last day of the offering period for that GET Fund series. If the value on the maturity date is lower than it was on the last day of the offering period, we will add funds to the GET Fund subaccount for that series to make up the difference. This means that if you remain invested in the GET Fund series until the maturity date, at the maturity date, you will receive no less than the value of your separate account investment directed to the GET Fund series as of the last day of the offering period, less charges not reflected in the accumulation unit value, including any charges deducted for the earnings multiplier benefit rider, and any amounts you transfer or withdraw from the GET Fund subaccount for that series. The value of dividends and distributions made by the GET Fund series throughout the guarantee period is taken into account in determining whether, for purposes of the guarantee, the value of your GET Fund investment on the maturity date is no less than its value as of the last day of the offering period. If you withdraw or transfer funds from a GET Fund series prior to the maturity date, we will process the transactions at the actual unit value next determined after we receive your request. The GET Fund subaccount is not available for dollar cost averaging or automatic rebalancing.


Opportunities - 133978

Before the maturity date, we will send a notice to each contract owner who has allocated amounts to the GET Fund series. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your GET Fund series amounts. If you do not make a choice, on the maturity date we will transfer your GET Fund series amounts to another available series of the GET Fund that is then accepting deposits. If no GET Fund series is then available, we will transfer your GET Fund series amounts to the fund or funds that we designate.

Please see the ING GET U.S. Core Portfolio prospectus for a complete description of the GET Fund investment option, including charges and expenses.

--------------------------------------------------------------------------------
RESTRICTED FUNDS
--------------------------------------------------------------------------------

We may, with 30 days notice to you, designate any investment option as a Restricted Fund and limit the amount you may allocate or transfer to a Restricted Fund. We may also change the limitations on existing contracts with respect to new premiums added to investment portfolios and with respect to new transfers to investment portfolios. We may establish any limitations, at our discretion, as a percentage of premium or contract value, or as a specified dollar amount, and change the limitation at any time. Currently, we have not designated any investment option as a Restricted Fund. If we designate an investment option as a Restricted Fund or set applicable limitations, such change will apply only to transactions made after the designation.

We limit your investment in the Restricted Funds on an aggregate basis for all Restricted Funds and for each individual Restricted Fund. Currently, we limit an investment in Restricted Funds to the following limitations: no more than $999,999,999, and no more than 30 percent of contract value. We may change these limits, in our discretion, for new contracts, premiums, transfers or withdrawals.

We monitor the aggregate and individual limits on investments in Restricted Funds for each transaction (e.g. premium payments, reallocations, withdrawals, dollar cost averaging). If the contract value in the Restricted Funds has increased beyond the applicable limit due to market growth, we will not require the reallocation or withdrawal of contract value from the Restricted Funds. However, if the contract value in the Restricted Funds exceed the aggregate limit, if you take a withdrawal, it must come from either the Restricted Funds or pro-rata from all investment options in which contract value is allocated, so that the percentage of contract value in the Restricted Funds following the withdrawal is less than or equal to the percentage of contract value in the Restricted Funds prior to the withdrawal.

We will not permit a transfer to the Restricted Funds if it would increase the contract value in the Restricted Fund or in all Restricted Funds to more than the applicable limits set forth above. We will not limit transfers from Restricted Funds. If the multiple reallocations lower the percentage of total contract value in Restricted Funds, we will permit the reallocation even if the percentage of contract value in a Restricted Fund is greater than its limit.

Please see "Withdrawals" and "Transfers Among Your Investments" in this prospectus for more information on the effect of Restricted Funds.

--------------------------------------------------------------------------------
COVERED FUNDS, SPECIAL FUNDS AND EXCLUDED FUNDS
--------------------------------------------------------------------------------

For purposes of determining death benefits and benefits under the optional benefit riders (but not the earnings multiplier benefit rider), we assign the investment options to one of three categories of funds. The categories are:

      1)    Covered Funds;

      2)    Special Funds; and

      3)    Excluded Funds.

Allocations to Covered Funds participate fully in all guaranteed benefits. Allocations to Special Funds could affect the death benefit and/or optional benefit rider guarantee that may otherwise be provided. Allocations to Excluded Funds do not participate in any guaranteed benefits, due to their potential for volatility. No investment options are currently designated as Excluded Funds.

Designation of investment options under these categories may vary by benefit. For example, we may designate an investment option a Special Fund for purposes of calculating a benefit under an optional benefit rider, but not a death benefit, or for calculating one death benefit and not another. We may, with 30 days notice to you, designate any investment option as a Special or Excluded Fund with respect to new premiums added to such investment option and also with respect to new transfers to such investment option. Please see Appendix G for examples.

Opportunities - 133978

--------------------------------------------------------------------------------
CHARGES AND FEES
--------------------------------------------------------------------------------

We deduct the Contract charges described below to compensate us for our costs and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administering the Contracts, including compensation and expenses paid in connection with sales of the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. The amount of a Contract charge will not always correspond to the actual costs associated with the charge. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. If there are any profits from fees and charges deducted under the Contract, including the mortality and expense risk charge and rider and benefit charges, we may use such profits to finance the distribution of Contracts.

Charge Deduction Subaccount

You may elect to have all charges against your contract value deducted directly from a single subaccount designated by the Company. Currently we use the Liquid Assets subaccount for this purpose. If you do not elect this option, or if the amount of the charges is greater than the amount in the designated subaccount, we will deduct the charges as discussed below. You may cancel this option at any time by sending satisfactory notice to our Customer Service Center.

Charges Deducted from the Contract Value We deduct the following charges from your contract value:

      Surrender Charge. We will deduct a contingent deferred sales charge (a "surrender charge") if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the 8-year period from the date we receive and accept a premium payment. We base the surrender charge on a percentage of each premium payment withdrawn. The surrender charge is based on the amount requested for withdrawal. The surrender charge is deducted from the contract value remaining after you have received the amount requested for withdrawal. This charge is intended to cover sales expenses that we have incurred. We may reduce or waive the surrender charge in certain situations. We will never charge more than the maximum surrender charges. The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment as follows:

      Complete Years Elapsed         0    1    2    3    4    5    6    7    8+
      Since Premium Payment
      Surrender Charge               8%   7%   6%   5%   4%   3%   2%   1%   0%

      Waiver of Surrender Charge for Extended Medical Care. We will waive the surrender charge in most states in the following events: (i) you begin receiving qualified extended medical care on or after the first contract anniversary for at least 45 days during a 60-day period and we receive your request for the surrender or withdrawal, together with all required documentation at our Customer Service Center during the term of your care or within 90 days after the last day of your care; or (ii) you are first diagnosed by a qualified medical professional, on or after the first contract anniversary, as having a qualifying terminal illness. We have the right to require an examination by a physician of our choice. If we require such an examination, we will pay for it. You are required to send us satisfactory written proof of illness. See your Contract for more information. The waiver of surrender charge may not be available in all states.

      Free Withdrawal Amount. The Free Withdrawal Amount is the total of (i) your cumulative earnings (which is your contract value less premium payments received and prior withdrawals), and (ii) 10% of premium payments not previously withdrawn received within 8 years prior to the date of the withdrawal.

      Surrender Charge for Excess Withdrawals. We will deduct a surrender charge for excess withdrawals, which may include a withdrawal you make to satisfy required minimum distribution requirements under the Internal Revenue Code (the "Code"). We consider a withdrawal to be an excess withdrawal when the amount you withdraw in any contract year exceeds the Free Withdrawal Amount. When you are receiving systematic withdrawals, any combination of regular withdrawals taken


Opportunities - 133978
and any systematic withdrawals expected to be received in a contract year will be included in determining the amount of the excess withdrawal. Such a withdrawal will be considered a partial surrender of the Contract and we will impose a surrender charge and any associated premium tax. We will deduct such charges from the contract value in proportion to the contract value in each subaccount or Fixed Interest Allocation from which the excess withdrawal was taken. In instances where the excess withdrawal equals the entire contract value in such subaccounts or Fixed Interest Allocations, we will deduct charges proportionately from all other subaccounts and Fixed Interest Allocations in which you are invested. Any withdrawal from a Fixed Interest Allocation more than 30 days before its maturity date will trigger a Market Value Adjustment. See Appendix C and the Fixed Account II prospectus for more information.

For the purpose of calculating the surrender charge for an excess withdrawal:
(i) we treat premiums as being withdrawn on a first-in, first-out basis; and
(ii) amounts withdrawn which are not considered an excess withdrawal are not considered a withdrawal of any premium payments. We have included an example of how this works in Appendix E. Although we treat premium payments as being withdrawn before earnings for purpose of calculating the surrender charge for excess withdrawals, the federal tax law treats earnings as withdrawn first.

      Premium Taxes. We may charge for state and local premium taxes depending on your state of residence. These taxes can range from 0% to 3.5% of the premium payment. We have the right to change this amount to conform with changes in the law or if you change your state of residence.

We deduct the premium tax from your contract value on the annuity start date. However, some jurisdictions impose a premium tax at the time initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it when you surrender the Contract, when you take an excess withdrawal or on the annuity start date.

      Administrative Charge. We deduct an annual administrative charge on each Contract anniversary. If you surrender your Contract prior to a Contract anniversary, we deduct an administrative charge when we determine the cash surrender value payable to you. The charge is $30 per Contract. We waive this charge if your contract value is $100,000 or more at the end of a contract year or the total of your premium payments is $100,000 or more or under other conditions established by ING USA. We deduct the charge proportionately from all subaccounts in which you are invested. If there is no contract value in those subaccounts, we will deduct the charge from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until the charge has been paid.

      Transfer Charge. We currently do not deduct any charges for transfers made during a contract year. We have the right, however, to assess up to $25 for each transfer after the twelfth transfer in a contract year. The charge will not apply to any transfers due to the election of dollar cost averaging or automatic rebalancing.

Charges Deducted from the Subaccounts

      Mortality and Expense Risk Charge. The amount of the mortality and expense risk charge depends on the death benefit you have elected and on the category of contract owner to which you belong. We deduct the charge each business day based on the assets you have in each subaccount. If there are any profits from the mortality and expense risk charge, we may use such profits to finance the distribution of contracts.


      ---------------------------------------------------------------------------------------------------------
                                                  Quarterly Ratchet                        Max 7
                   Standard                            Enhanced                          Enhanced
                 Death Benefit                      Death Benefit                      Death Benefit
      ---------------------------------------------------------------------------------------------------------
                          Annual Charge                     Annual Charge                      Annual Charge
                          Expressed as                      Expressed as                       Expressed as
      Annual Charge       Daily Rate       Annual Charge    Daily Rate       Annual Charge     Daily Rate
      ----------------------------------------------------------------------------------------------------------
      1.25%               0.003446%        1.50%            0.004141%        1.80%             0.004976%
      ---------------------------------------------------------------------------------------------------------

      Asset-Based Administrative Charge. The amount of the asset-based administrative charge, on an annual basis, is equal to 0.15% of the assets you have in each subaccount. We deduct the charge from your assets in each subaccount on each business day at the rate of 0.000411% for each day since the previous business day.



Opportunities - 133978

      Earnings Multiplier Benefit Charge. Subject to state availability, you may purchase the earnings multiplier benefit rider for both non-qualified and qualified Contracts either at issue or on the next contract anniversary following the introduction of the benefit in your state, if later. So long as the rider is in effect, we will deduct a separate quarterly charge for the rider through a pro-rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccounts, we will deduct the charges from your Fixed Interest Allocations starting with the allocation nearest its maturity date. If that is insufficient, we will deduct the charge from the allocation next nearest its maturity date, and so on. We deduct the rider charge on each quarterly contract anniversary in arrears, meaning we deduct the first charge on the first quarterly anniversary following the rider date. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current contract value immediately prior to the surrender or annuitization. The quarterly charge for the earnings multiplier benefit rider is 0.075% (0.30% annually). For a description of the rider, see "Earnings Multiplier Benefit Rider."

      Optional Rider Charges. In addition to the earnings multiplier benefit rider, subject to state availability, you may purchase one of two optional benefit riders that you may elect at issue. So long as the rider is in effect, we will deduct a separate quarterly charge for each optional benefit rider through a pro-rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccount, we will deduct the charges from your Fixed Interest Allocations nearest their maturity date. We deduct each rider charge on each quarterly contract anniversary in arrears, meaning we deduct the first charge on the first quarterly anniversary following the rider date. For a description of the riders and the defined terms used in connection with the riders, see "The Annuity Contract -- Optional Riders."

      Minimum Guaranteed Income Benefit (MGIB). The charge for the MGIB rider is as follows:

      ---------------------------------------------------------------------------------
      MGIB Rate      As an Annual Charge              As a Quarterly Charge
      ---------------------------------------------------------------------------------
      7%             0.75% of the MGIB Charge Base    0.1875% of the MGIB Charge Base
      ---------------------------------------------------------------------------------


The MGIB Charge Base generally depends on the amount of premiums you pay during the first five contract years after you purchase the rider, when you pay the premiums, less a pro-rata deduction for any withdrawal made while the MGIB rider is in effect and accumulated at the MGIB Rate. The MGIB Charge Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of eligible premium (or contract value), subsequent allocation of eligible premium, withdrawals and transfers. Withdrawals and transfers between Covered, Special and Excluded Funds may reduce the applicable MGIB Charge Base by more than the amount withdrawn or transferred. Please see "Optional Riders-Minimum Guaranteed Income Benefit" for a description of the MGIB Charge Base.

      Minimum Guaranteed Withdrawal Benefit (MGWB). The annual charge for the MGWB rider is 0.35% (0.0875% quarterly) of the contract value. The charge is deducted from the contract value in the subaccounts on each quarterly contract anniversary date, in arrears. We will deduct charges during the period starting on the rider date and up to your Contract's Automatic Periodic Benefit Status. Automatic Periodic Benefit Status will occur if your contract value is reduced to zero and other conditions are met. Please see "Minimum Guaranteed Withdrawal Benefit - Automatic Periodic Benefit Status" later in this prospectus. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate immediately prior to the surrender or annuitization. Please see the appendix that is applicable to you for the optional rider charges under your Contract.

ING GET U.S. Core Portfolio Guarantee Charge. The GET Fund guarantee charge is deducted each business day during the guarantee period if you elect to invest in the GET Fund. The amount of the GET Fund guarantee charge is 0.50% and is deducted from amounts allocated to the GET Fund investment option. This charge compensates us for the cost of providing a guarantee of accumulation unit values of the GET Fund subaccount. See "The Trust and Funds -- ING GET U.S. Core Portfolio".

Trust and Fund Expenses

Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. In addition, certain portfolios deduct a service fee, which is used to compensate service providers for administrative and contract holder services provided on behalf of the portfolios, and certain portfolios deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of shares of the applicable portfolio.

In addition to the fees and charges shown in the Fee Table, the Company may, from time to time, receive other compensation from the funds or the funds' affiliates. For example, investment advisers to the funds may make cash payments or provide expense reimbursements to the Company as an incentive for the Company to include the funds among the investment options available under your Contract and to provide certain services to contract owners that relate to the investment options.


Opportunities - 133978

In particular, we may receive compensation from the investment advisers, administrators or distributors of the portfolios in connection with administrative, distribution, or other services and cost savings experienced by the investment advisers, administrators or distributors. It is anticipated that such compensation will be based on assets of the particular portfolios attributable to the Contract. Some advisers, administrators or distributors may pay us more than others. During 2003, the Company received compensation from certain funds and funds' affiliates.

Certain funds are designated as "Master-Feeder" or "LifeStyle Funds". Funds offered in a Master-Feeder structure (such as the American Funds) or fund of funds structure (such as the LifeStyle Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities. The Fund Expense Table included in "Fees and Expenses" reflects the aggregate annual operating expenses of each portfolio and its corresponding underlying fund or funds. These funds are identified in the Fund Expense Table. See "Fees and Expenses -- Trust and Fund Expenses."

--------------------------------------------------------------------------------
THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

The Contract described in this prospectus is a deferred combination variable and fixed annuity contract. The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of the Trusts and Funds through Separate Account B. It also provides a means for you to invest in a Fixed Interest Allocation through the Fixed Account. See Appendix C and the Fixed Account II prospectus for more information on the Fixed Account.

Contract Date and Contract Year

The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

Contract Owner

You are the contract owner. You have the rights and options described in the Contract. One or more persons may own the Contract. If there are multiple owners named, the age of the oldest owner will determine the applicable death benefit if such death benefit is available for multiple owners.

The death benefit becomes payable when you die. In the case of a sole contract owner who dies before the annuity start date, we will pay the beneficiary the death benefit then due. The sole contract owner's estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner. In the case of a joint owner of the Contract dying before the annuity start date, we will designate the surviving contract owner as the beneficiary. This will override any previous beneficiary designation.

If the contract owner is a trust and a beneficial owner of the trust has been designated, the beneficial owner will be treated as the contract owner for determining the death benefit. If a beneficial owner is changed or added after the contract date, we will treat this as a change of contract owner for determining the death benefit (likely a taxable event). If no beneficial owner of the trust has been designated, the availability of Enhanced Death Benefits will be based on the age of the annuitant at the time you purchase the Contract.

      Contract Owner Categories. There are five categories of contract owners covered by this prospectus. For ease of reference, they are called Yr-2001, May-2002, Yr-2003, May-2003 and Yr-2004 contract owners. If you are a contract owner, the category of your Contract is indicated on your quarterly statements. If you are unsure which category applies to you, please call our Customer Service Center. The telephone number is (800) 366-0066.


Opportunities - 133978

The following is a general description of the categories:

      --------------------------------------------------------------------------
      Yr-2001:            Contracts purchased on or after January 1, 2001,
                          which offer five death benefit options, including
                          the Annual Ratchet Enhanced Death Benefit to age 90,
                          offer an earnings multiplier benefit option and
                          optional benefit riders and under which the
                          determination of benefits when there are allocations
                          to Special Funds is based on the better of the
                          original Yr-2001 benefit calculation and the Special
                          Funds "floor" (as available in the state of issue at
                          the time of purchase).
      --------------------------------------------------------------------------
      May-2002:           Contracts purchased on or after May 1, 2002, which
                          offer five death benefit options, including the
                          Annual Ratchet Enhanced Death Benefit to age 90,
                          offer an earnings multiplier benefit option and
                          optional benefit riders, and under which the
                          determination of benefits when there are allocations
                          to Special Funds is the same as the Special Funds
                          "floor," but all withdrawals are pro-rata (as
                          available in the state of issue at the time of
                          purchase).
      --------------------------------------------------------------------------
      Yr-2003:            Contracts purchased on or after February 4, 2003
                          which have the same death benefits and living
                          benefits as May-2002 Contracts, but have a different
                          calculation of the Minimum Guaranteed Income Benefit
                          and higher charges for all three living benefit
                          optional riders (as available in the state of issue
                          at the time of purchase).
      --------------------------------------------------------------------------
      May-2003:           Contracts purchased on or after May 1, 2003 which are
                          the same as Yr-2003, but do not offer the Deferred
                          Ratchet Enhanced Death Benefit.
      --------------------------------------------------------------------------

      Yr-2004: Contracts purchased on or after March 15, 2004 which offer the Quarterly Ratchet Death Benefit, do not offer the 7% Solution Death Benefit, do not offer the Minimum Guaranteed Accumulation Benefit and offer a Minimum Guaranteed Withdrawal Benefit with Reset and Step-Up Benefit options (as available in the state of issue at the time of purchase).

      --------------------------------------------------------------------------


A description of benefits and charges for Yr-2001, May-2002, Yr-2003 and May-2003 contract owners is included in the appendices to this prospectus, to the extent they differ from those described in this prospectus for Yr-2004 contract owners. Please retain this prospectus and the appendix that is applicable to you so you will have it for future reference.

      Joint Owner. For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner and the death benefit will be payable. Joint owners may only select the Standard Death Benefit option. The earnings multiplier benefit rider is not available when there are joint owners.

Any addition or deletion of a joint owner is treated as a change of owner which may affect the amount of the death benefit. See "Change of Contract Owner or Beneficiary" below. If you have elected an Enhanced Death Benefit, and you add a joint owner after issue, the Enhanced Death Benefit from the date of change will end. If the older joint owner is attained age 85 or under, the Standard Death Benefit will apply. If the older joint owner is attained age 86 or over on the date of the ownership change, the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. If you elected the earnings multiplier benefit rider, it will terminate if you add a joint owner after issue. Note that returning a Contract to single owner status will not restore any Enhanced Death Benefit or the earnings multiplier benefit. Unless otherwise specified, the term "age" when used for joint owners shall mean the age of the oldest owner.

Annuity Start Date

The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.


Opportunities - 133978

Annuitant

The annuitant is the person designated by you to be the measuring life in determining annuity payments. You are the annuitant unless you name another annuitant in the application. The annuitant's age determines when the income phase must begin and the amount of the annuity payments to be paid. The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date. You may not change the annuitant after the Contract is in effect.

If the contract owner is an individual, and the annuitant dies before the annuity start date and you have named a contingent annuitant, the contingent annuitant becomes the annuitant. If the annuitant dies before the annuity start date and there is no contingent annuitant, the contract owner will become the annuitant. The contract owner may designate a new annuitant within 60 days of the death of the annuitant. If the annuitant was the sole contract owner and there is no beneficiary designation, the annuitant's estate will be the beneficiary.

If the contract owner is not an individual, and the annuitant dies before the annuity start date, we will pay the designated beneficiary the death benefit then due. If a beneficiary has not been designated, or if there is no designated beneficiary living, the contract owner will be the beneficiary.

Regardless of whether a death benefit is payable, if the annuitant dies and any contract owner is not an individual, distribution rules under federal tax law will apply. You should consult your tax adviser for more information if you are not an individual.

Beneficiary

The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

If the beneficiary dies before the annuitant or the contract owner, we pay the death benefit proceeds to the contingent beneficiary, if any. If there is no surviving beneficiary, we pay the death benefit proceeds to the contract owner's estate.

One or more persons may be a beneficiary or contingent beneficiary. In the case of more than one beneficiary, we will assume any death benefit proceeds are to be paid in equal shares to the surviving beneficiaries, unless you indicate otherwise in writing.

      Change of Contract Owner or Beneficiary. During the annuitant's lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit, the guaranteed minimum death benefit and/or the death benefit option applied to the contract, the amount of the earnings multiplier benefit, if applicable, and the continuation of any other optional rider that you have elected. The new owner's age, as of the date of the change, will be used as the basis for determining the applicable benefits and charges. The new owner's death will determine when a death benefit is payable.

If you have elected the Standard Death Benefit option, the minimum guaranteed death benefit will continue if the new owner is age 85 or under on the date of the ownership change. For the Enhanced Death Benefit options, if the new owner is age 79 or under on the date that ownership changes, the minimum guaranteed death benefit will continue. If the new owner is age 80 to 85, the Enhanced Death Benefit will end, and the death benefit will become the Standard Death Benefit. For all death benefit options, 1) if the new owner's attained age is 86 or over on the date of the ownership change, or 2) if the new owner is not an individual (other than a trust for the benefit of the owner or annuitant), the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. Please note that once a death benefit has been changed due to a change in owner, a subsequent change to a younger owner will not restore any Enhanced Death Benefits.

If you have elected the earnings multiplier benefit rider, and the new owner is under age 76, the rider will continue. The benefit will be adjusted to reflect the attained age of the new owner as the issue age. We will use the Maximum Base and Benefit Base percentages in effect on the original rider date to calculate the benefit . If the new owner is age 76 or over, the rider will terminate. If you have not elected the earnings multiplier benefit rider, the new owner may not add the rider upon the change of ownership. If you have elected another optional rider, the rider will terminate upon a change of ownership.

A change of owner likely has tax consequences. See "Federal Tax Considerations" in this prospectus.


Opportunities - 133978

You have the right to change beneficiaries during the annuitant's lifetime unless you have designated an irrevocable beneficiary. If you have designated an irrevocable beneficiary, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract. You may also restrict a beneficiary's right to elect an annuity option or receive a lump sum payment. If so, such rights or options will not be available to the beneficiary.

All requests for changes must be in writing and submitted to our Customer Service Center. The change will be effective as of the day we receive the request. The change will not affect any payment made or action taken by us before recording the change.

Purchase and Availability of the Contract

We will issue a Contract only if both the annuitant and the contract owner are age 75 or younger.

The initial premium payment must be $5,000 or more ($1,500 for qualified Contracts). You may make additional payments of $100 or more ($50 for qualified Contracts) at any time after the free look period before you turn age 85. Under certain circumstances, we may waive the minimum premium payment requirement. We may also change the minimum initial or additional premium requirements for certain group or sponsored arrangements. An initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,000,000 requires our prior approval. The Contract may not be available to all ages through all broker-dealers.

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. You should not buy this Contract: (i) if you are looking for a short-term investment; (ii) if you cannot risk getting back less money than you put in; or (iii) if your assets are in a plan which provides for tax-deferral and you see no other reason to purchase this Contract.

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other features and benefits including death benefits and the ability to receive a lifetime income. You should not purchase a qualified Contract unless you want these other features and benefits, taking into account their cost. See "Fees and Expenses" in this prospectus. If you are considering an Enhanced Death Benefit Option and/or the earnings multiplier benefit rider and your contract will be an IRA, see "Taxation of Qualified Contracts -- Individual Retirement Annuities" and "Tax Consequences of Enhanced Death Benefit" in this prospectus.

We and our affiliates offer other variable products that may offer some of the same investment portfolios. These products have different benefits and charges, and may or may not better match your needs. If you are interested in learning more about these other products, contact our Customer Service Center or your registered representative.

Crediting of Premium Payments

We will process your initial premium within 2 business days after receipt, if the application and all information necessary for processing the Contract are complete. We will process subsequent premium payments within 1 business day if we receive all information necessary. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain your initial premium payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold the premium payment until the application is completed. If you choose to have us hold the premium payment, it will be held in a non-interest bearing account.

We will allocate your initial payment according to the instructions you specified. If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative, we will consider the application incomplete. For initial premium payments designated for a subaccount of Separate Account B, we will credit the payment at the accumulation unit value next determined after we receive your premium payment and the completed application. Once the completed application is received, we will allocate the payment to the subaccounts of Separate Account B specified by you within 2 business days.

We will ask about any missing information related to subsequent payments. We will allocate the subsequent payment(s) pro-rata according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in the pro-rata calculations. If a subaccount is no longer available or requested in error, we will allocate the subsequent payment(s) proportionally among the other subaccount(s) in your current allocation or your allocation instructions. For any subsequent premium payments, we will credit the payment designated for a subaccount of Separate Account B at the accumulation unit value next determined after receipt of your premium payment and instructions.


Opportunities - 133978

Once we allocate your premium payment to the subaccounts selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Separate Account B with respect to your Contract. The net investment results of each subaccount vary with its investment performance.

If your premium payment was transmitted by wire order from your broker/dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state availability and the procedures of your broker/dealer.

      1) If either your state or broker/dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within 5 days of the premium payment. If we do not receive the application or form within 5 days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid.

      2) If your state and broker/dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you or your representative, together with a Contract Acknowledgement and Delivery Statement for your execution. Until our Customer Service Center receives the executed Contract Acknowledgement and Delivery Statement, neither you nor the broker/dealer may execute any financial transactions on your Contract unless they are requested in writing by you. We may require additional information before complying with your request (e.g., signature guarantee).

In some states, we may require that an initial premium designated for a subaccount of Separate Account B or the Fixed Account be allocated to a subaccount specially designated by the Company (currently, the Liquid Assets subaccount) during the free look period. After the free look period, we will convert your contract value (your initial premium plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount. Initial premiums designated for Fixed Interest Allocations will be allocated to a Fixed Interest Allocation with the guaranteed interest period you have chosen; however, in the future we may allocate the premiums to the specially designated subaccount during the free look period.

We may also refuse to accept certain forms of premium payments or loan repayments, if applicable, (traveler's checks, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $500, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your premium payment and not issuing the contract.

Administrative Procedures

We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the contract value next determined only after you have met all administrative requirements.

Contract Value

We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of (i) the contract value in the Fixed Interest Allocations, and (ii) the contract value in each subaccount in which you are invested.

      Contract Value in Fixed Interest Allocations. The contract value in your Fixed Interest Allocation is the sum of premium payments allocated to the Fixed Interest Allocation under the Contract, plus contract value transferred to the Fixed Interest Allocation, plus credited interest, minus any transfers and withdrawals from the Fixed Interest Allocation (including any Market Value Adjustment applied to such withdrawal), contract fees (including, in some cases, fees for optional benefit riders) and premium taxes.

      Contract Value in the Subaccounts. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount and/or a Fixed Interest Allocation specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium not allocated to a Fixed Interest Allocation may be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Liquid Assets subaccount).


Opportunities - 133978

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

      1) We take the contract value in the subaccount at the end of the preceding business day.

      2) We multiply (1) by the subaccount's Net Rate of Return since the preceding business day.

      3)    We add (1) and (2).


      4) We add to (3) any additional premium payments, and then add or subtract any transfers to or from that subaccount.

      5) We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees and premium taxes.

Cash Surrender Value

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested and interest credited to Fixed Interest Allocations and any Market Value Adjustment. See the ING USA Fixed Account II prospectus for a description of the calculation of cash surrender value under any Fixed Interest Allocation. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee (unless waived), any optional benefit rider charge, and any other charges incurred but not yet deducted.

      Surrendering to Receive the Cash Surrender Value. You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender is effective on the date we receive your written request and the Contract at our Customer Service Center. After we receive all paperwork required for us to process your surrender, we will determine and pay the cash surrender value at the price next determined. Once paid, all benefits under the Contract will terminate. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the Liquid Assets subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax adviser regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59 1/2 may result in a 10% tax penalty. See "Federal Tax Considerations" for more details.

Addition, Deletion or Substitution of Subaccounts and Other Changes

We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract. We may also withdraw or substitute investment portfolios, subject to the conditions in your Contract and compliance with regulatory requirements.

We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) substitute another portfolio for existing and future investments. If you elected the dollar cost averaging, systematic withdrawals or automatic rebalancing programs, or if you have other outstanding instructions and we substitute or otherwise eliminate a portfolio subject to those instructions, we will execute your instructions using the substituted or proposed replacement portfolio, unless you request otherwise. The substitute or proposed replacement portfolio may have higher fees and charges than any portfolio it replaces. We will provide you with written notice before we make these changes.

We reserve the right to: (i) deregister Separate Account B under the 1940 Act;
(ii) operate Separate Account B as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Separate Account B as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Separate Account B; and (v) combine Separate Account B with other accounts.

We will provide you with written notice before we make any of these changes.

Opportunities - 133978

The Fixed Account

The Fixed Account is a segregated asset account which contains the assets that support a contract owner's Fixed Interest Allocations. See Appendix C and the Fixed Account II prospectus for more information.

Optional Riders

Subject to state availability, you may elect one of the two optional benefit riders discussed below. You may add only one of these two riders to your Contract. Each rider has a separate charge. Once elected, the riders generally may not be cancelled. You may not remove the rider and charges will be assessed regardless of the performance of your Contract. Please see "Charges and Fees -- Optional Rider Charges" for information on rider charges.

The following describes the optional riders for Contracts in the Yr-2004 category. A description of the calculation of the optional rider benefits for all other contract owners is included in the appendices to this prospectus, to the extent they differ from those described in the prospectus for Yr-2004 contract owners. Please retain this prospectus and the appendix that is applicable to you so you will have it for future reference.

The optional riders may not be available for all investors. You should analyze each rider thoroughly and understand it completely before you select one. The optional riders do not guarantee any return of principal or premium payments and do not guarantee performance of any specific investment portfolio under the contract. You should consult a qualified financial adviser in evaluating the riders.

The optional riders may not be approved in all states. Check with our Customer Service Center for availability in your state. The telephone number is (800) 366-0066.

Rider Date. The rider date is the date an optional benefit rider becomes effective. The rider date is also the contract date if you purchase the rider when the Contract is issued.

No Cancellation. Once you purchase a rider, you may not cancel it unless you cancel the Contract during the Contract's free look period, surrender, annuitize or otherwise terminate the Contract. These events automatically cancel any rider. Once the Contract continues beyond the free look period, you may not cancel the rider. The Company may, at its discretion, cancel and/or replace a rider at your request in order to renew or reset a rider.

Termination. The optional riders are "living benefits," which means the guaranteed benefits offered by the riders are intended to be available to you while you are living and while your Contract is in the accumulation phase. The optional riders automatically terminate if you:

      o annuitize, surrender or otherwise terminate your Contract during the accumulation phase; or

      o die during the accumulation phase (first owner to die if there are multiple contract owners, or at death of annuitant if contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract.

The optional riders will also terminate if there is a change in contract ownership (other than a spousal beneficiary continuation on your death). Other circumstances which may cause a particular optional rider to terminate automatically are discussed below with each rider.

Minimum Guaranteed Income Benefit Rider (MGIB). The MGIB rider is an optional benefit which guarantees a minimum amount of annuity income will be available to you if you annuitize on the MGIB Date, regardless of fluctuating market conditions. The amount of the Minimum Guaranteed Income Benefit will depend on the amount of premiums you pay during the five contract years after you purchase the rider, the amount of contract value you allocate or transfer to Special Funds or Excluded Funds, the MGIB Rate, the adjustment for Special Fund or Excluded Fund transfers, and any withdrawals you take while the rider is in effect. Thus, investing in Special Funds or Excluded Funds may limit the MGIB.


The following investment options are designated as Special Funds for purposes of calculating the MGIB: the ING Liquid Assets Portfolio, the ING VP Intermediate Bond Portfolio, the ING PIMCO Core Bond Portfolio; the ProFund VP Rising Rates Opportunity Portfolio; the Fixed Account, the Fixed Interest Division and the TSA Special Fixed Account.

      For Contracts issued prior to May 1, 2003, the ING VP Intermediate Bond Portfolio and the ING PIMCO Core Bond Portfolio are not designated as Special Funds. For Contracts issued prior to September 2, 2003, the ProFunds VP Rising Rates Opportunity Portfolio is not designated as a Special Fund.



Opportunities - 133978

No investment options are currently designated as Excluded Funds.

The MGIB Rate is currently 7%. We may, at our discretion, discontinue offering this rate. The MGIB Rate is an annual effective rate.

For a discussion of the charges we deduct under the MGIB rider, see "Charges and Fees -- Optional Rider Charges."

Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed or the income factors in effect on the date you annuitize. If you purchase the MGIB rider, the amount of income that will be available to you upon annuitization on the MGIB Date is the greatest of:

      1) your annuity income based on your contract value adjusted for any Market Value Adjustment (see Appendix C and the Fixed Account II prospectus) on the MGIB Date applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

      2) your annuity income based on your contract value adjusted for any Market Value Adjustment (see Appendix C and the Fixed Account II prospectus) on the MGIB Date applied to the then-current income factors in effect for the annuity option you selected; or

      3) the MGIB annuity income based on your MGIB Base on the MGIB Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust the MGIB Base for any premium tax recovery and Market Value Adjustment (see Appendix C and the Fixed Account II prospectus) that would otherwise apply at annuitization.

The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract.

The MGIB Benefit Base is only a calculation used to determine the MGIB annuity income. The MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Benefit Base or Maximum MGIB Base.

The MGIB Benefit Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of eligible premium (or contract value) and subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date.

Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider. Payments under the rider begin on the MGIB Date. We require a 10-year waiting period before you can annuitize the MGIB rider benefit. The MGIB must be exercised in the 30-day period prior to the end of the waiting period or any subsequent contract anniversary. At your request, the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Date.

      Determining the MGIB Charge Base: The MGIB Charge Base is the greater of the MGIB Rollup Base and the MGIB Ratchet Base.

      (i) The MGIB Rollup Base is equal to the lesser of the Maximum MGIB Base and the sum of (a), (b) and (c) where:


            (a)   is the MGIB Rollup Base for Covered Funds;

            (b)   is the MGIB Rollup Base for Special Funds;

            (c)   is the MGIB Rollup Base for Excluded Funds; and

      (ii)  The MGIB Ratchet Base is equal to the sum of (a) and (b) where:

            (a)   is the MGIB Ratchet Base for Covered and Special Funds; and

            (b)   is the MGIB Ratchet Base for Excluded Funds.

Opportunities - 133978

Determining the MGIB Annuity Income. On the MGIB Date, we calculate your MGIB annuity income as follows:

1) We first determine your MGIB Benefit Base: The MGIB Benefit Base is equal to the greater of the MGIB Rollup Benefit Base and the MGIB Ratchet Benefit Base.

      (i) The MGIB Rollup Benefit Base is equal to the lesser of the Maximum MGIB Base and the sum of (a), (b) and (c) where:

            (a)   is the MGIB Rollup Base for Covered Funds;

            (b)   is the MGIB Rollup Base for Special Funds;

            (c)   is the contract value allocated to Excluded Funds; and

      (ii) The MGIB Ratchet Benefit Base is equal to the sum of (a) and (b) where:

            (a)   is the MGIB Ratchet Base for Covered and Special Funds; and

            (b)   is the contract value allocated to Excluded Funds.

The Maximum MGIB Base is 300% of eligible premiums adjusted pro-rata for withdrawals. The Maximum MGIB Base is not allocated by Fund category.

      a)    Calculation of MGIB Rollup Benefit Base

            The MGIB Rollup Base allocated to Covered Funds equals the eligible premiums allocated to Covered Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rollup Rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Benefit Base reaching the Maximum MGIB Base, and at 0% thereafter.

            The MGIB Rollup Base allocated to Special Funds equals the eligible premiums allocated to Special Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect. There is no accumulation of MGIB Rollup Base allocated to Special Funds.

            The MGIB Rollup Base allocated to Excluded Funds equals the eligible premiums allocated to Excluded Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Benefit Base reaching the Maximum MGIB Base, and at 0% thereafter. The MGIB Rollup Base allocated to Excluded Funds is used only for transfer adjustments and rider charges. It is not used to determine benefits.

            Eligible premiums are those added more than 5 years before the earliest MGIB Benefit Date. Premiums paid after that are excluded from the MGIB Rollup Base.

            The MGIB Rollup Rate is currently 7%. We may, at our discretion, discontinue offering this rate. The MGIB Rollup Rate is an annual effective rate.

            Withdrawals reduce the MGIB Rollup Base on a pro-rata basis. The percentage reduction in the MGIB Rollup Base for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. For example, the value of the MGIB Rollup Base in Covered Funds after a withdrawal from one or more Covered Funds equals the value of the MGIB Rollup Base in Covered Funds before the withdrawal times the contract value in Covered Funds after the withdrawal divided by the contract value in Covered Funds before the withdrawal.

            Net transfers from Covered Funds will reduce the MGIB Rollup Base allocated to Covered Funds on a pro-rata basis. The resulting increase in the MGIB Rollup Base allocated to Special or Excluded Funds, as applicable, will equal the reduction in the MGIB Rollup Base allocated to Covered Funds.

            Net transfers from Special Funds will reduce the MGIB Rollup Base allocated to Special Funds on a pro-rata basis. The resulting increase in the MGIB Rollup Base allocated to Covered or Excluded Funds, as applicable, will equal the reduction in the MGIB Rollup Base allocated to Special Funds.

Opportunities - 133978

            Net transfers from Excluded Funds will reduce the MGIB Rollup Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGIB Rollup Base allocated to Covered or Special Funds, as applicable, will equal the lesser of the net contract value transferred and the change in the MGIB Rollup Base allocated to Excluded Funds.

      b)    Calculation of MGIB Ratchet Benefit Base

            The MGIB Ratchet Base for Covered Funds and Special Funds equals:

            o on the rider date, eligible premiums or the contract value, if applicable, allocated to Covered Funds and Special Funds;

            o on each "quarterly anniversary date" prior to attainment of age 90, the MGIB Ratchet Base for Covered Funds and Special Funds is set equal to the greater of:

                  1) the current contract value allocated to Covered Funds and Special Funds (after any deductions occurring on that date); and

                  2) the MGIB Ratchet Base for Covered Funds and Special Funds from the most recent prior quarterly anniversary date, adjusted for any new eligible premiums and withdrawals attributable to Covered Funds or Special Funds, and transfers.

            o at other times, the MGIB Ratchet Base for Covered Funds and Special Funds is the MGIB Ratchet Base from the prior quarterly anniversary date, adjusted for subsequent eligible premiums and withdrawals attributable to Covered Funds or Special Funds, and transfers.

      The MGIB Ratchet Base for Excluded Funds is calculated the same as for Covered Funds and Special Funds, but for premiums, allocations, withdrawals or transfers attributable to Excluded Funds.

      Effect of Transfers on MGIB Ratchet Base:

      Net transfers from Covered or Special Funds to Excluded Funds will reduce the MGIB Ratchet Base allocated to Covered and Special Funds on a pro-rata basis. The resulting increase in the MGIB Ratchet Base allocated to Excluded Funds will equal the reduction in the MGIB Ratchet Base allocated to Covered and Special Funds.

      Net transfers from Excluded Funds to Covered or Special Funds will reduce the MGIB Ratchet Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGIB Ratchet Base allocated to Covered and Special Funds will equal the lesser of the net contract value transferred and the change in the MGIB Ratchet Base allocated to Excluded Funds.

      A "quarterly anniversary date" is the date three months from the contract date that falls on the same date in the month as the contract date. For example, if the contract date is February 12, the quarterly anniversary date is May 12. If there is no corresponding date in the month, the quarterly anniversary date will be the last date of such month. If the quarterly anniversary date falls on a weekend or holiday, we will use the value as of the subsequent business day.

2) Then we determine the MGIB annuity income by multiplying your MGIB Benefit Base (adjusted for any Market Value Adjustment, surrender charge and premium taxes) by the income factor, and then divide by $1,000.

MGIB Income Options

The following are the MGIB Income Options available under the MGIB Rider:

      a) Income for Life (Single Life or Joint with 100% Survivor) and 10-20 year certain;

      b)    Income for a 20-30 year period certain;

      c) Any other income plan offered by the Company in conjunction with the MGIB rider on the MGIB Benefit Date.

You may elect to have payments under MGIB Income Options (a) and (b) increase annually at 1%, 2% or 3%.

Opportunities - 133978

Once during the life of the Contract, you have the option to elect to apply up to 50% of the MGIB Benefit Base to one of the MGIB Income Options available under the Rider. This option may only be exercised on a contract anniversary at or after the end of the waiting period. The portion of the MGIB Benefit Base so applied will be used to determine the MGIB income, as is otherwise described in the prospectus. The Contract Value will be reduced on a pro-rata basis. Any subsequent exercise of your right to receive payments under the MGIB rider must be for 100% of the remaining value. The amount applied to the partial annuitization will be treated as a withdrawal for purposes of adjusting contract and rider values.

Please note that if you elect partial annuitization, income payments received will be taxed as withdrawals. Please consult your tax adviser before making this election, as the taxation of partial annuitization is uncertain.

      Purchase. To purchase the MGIB rider, you must be age 75 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date. The MGIB rider must be purchased (i) on the contract date, or (ii) within thirty days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later. There is a ten year waiting period before you can annuitize under the MGIB rider. This could reduce the MGIB.

      The MGIB Date. If you purchased the MGIB rider on the contract date or added the MGIB rider within 30 days following the contract date, the MGIB Date is the contract anniversary on or after the tenth contract anniversary when you decide to exercise your right to annuitize under the MGIB rider. If you added the MGIB rider at any other time, your MGIB Date is the contract anniversary at least 10 years after the rider date when you decide to exercise your right to annuitize under the MGIB rider.

      No Change of Annuitant. Once you purchase the MGIB rider, the annuitant may not be changed except for the following exception. If an annuitant who is not a contract owner dies prior to annuitization, a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Base is unaffected and continues to accumulate.

      Notification. On or about 30 days prior to the MGIB Date, we will provide you with notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise it. We will determine the actual amount of the MGIB annuity benefit as of the MGIB Date.

The MGIB rider does not restrict or limit your right to annuitize the Contract at any time permitted under the Contract. The MGIB rider does not restrict your right to annuitize the Contract using contract values that may be higher than the MGIB annuity benefit.

The benefits associated with the MGIB rider are available only if you annuitize your Contract under the rider and in accordance with the provisions set forth above. Annuitizing using the MGIB may result in a more favorable stream of income payments, and different tax consequences, under your Contract. Because the MGIB rider is based on conservative actuarial factors, the level of lifetime income that it guarantees may be less than the level that might be provided by the application of your Contract value to the Contract's applicable annuity factors. You should consider all of your options at the time you begin the income phase of your Contract.

Minimum Guaranteed Withdrawal Benefit Rider (MGWB). The MGWB rider, marketed under the name, ING PrincipalGuard Withdrawal Benefit, is an optional benefit which guarantees that if your contract value is reduced to zero, you will receive periodic payments. The amount of the periodic payments is based on the amount in the MGWB Withdrawal Account.

The guarantee provides that, subject to the conditions described below, the amount you will receive in periodic payments is equal to your Eligible Payment Amount adjusted for any prior withdrawals. Your Eligible Payment Amount depends on when you purchase the MGWB rider and equals:

      1) if you purchased the MGWB rider on the contract date: your premium payments received during the first two contract years

      2) if you purchased the MGWB rider after the contract date: your contract value on the Rider Date, including any premiums received that day, and any subsequent premium payments received during the two-year period commencing on the Rider Date.

Opportunities - 133978

To maintain the guarantee, withdrawals in any contract year may not exceed 7% of your Eligible Payment Amount adjusted, as defined below. If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero.

The MGWB Withdrawal Account is equal to the Eligible Payment Amount adjusted for any withdrawals and transfers between Covered and Excluded Funds. The MGWB Withdrawal Account is tracked separately for Covered and Excluded Funds. The MGWB Withdrawal Account equals the sum of (a) the MGWB Withdrawal Account allocated to Covered Funds, and (b) the lesser of (i) the MGWB Withdrawal Account allocated to Excluded Funds and (ii) the contract value in Excluded Funds. Thus, investing in the Excluded Funds may limit the MGWB Withdrawal Account. No investment options are currently designated as Excluded Funds for the Minimum Guaranteed Withdrawal Benefit.

The Maximum Annual Withdrawal Amount (or "MAW") is equal to 7% of the Eligible Payment Amount. Withdrawals from Covered Funds of up to the MAW will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal. Any withdrawals from Covered Funds greater than the MAW will cause a reduction in the MGWB Withdrawal Account allocated to Covered Funds by the proportion that the excess withdrawal bears to the remaining contract value in Covered Funds after the withdrawal of the MAW. All withdrawals from Excluded Funds will reduce the value of the MGWB Withdrawal Account allocated to Excluded Funds on a pro-rata basis. If a single withdrawal involves both Covered and Excluded Funds and exceeds 7%, the withdrawal will be treated as taken first from Covered Funds.

Any withdrawals greater than the MAW will also cause a reduction in the Eligible Payment Amount by the proportion that the excess portion of the withdrawal bears to the contract value remaining after withdrawal of the MAW at the time of the withdrawal. Once your contract value is zero, any periodic payments paid under the MGWB rider also reduce the MGWB Withdrawal Account by the dollar amount of the payments. If a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

Net transfers from Covered Funds to Excluded Funds will reduce the MGWB Withdrawal Account allocated to Covered Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Excluded Funds equals the reduction in the MGWB Withdrawal Account for Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the MGWB Withdrawal Account allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Covered Funds will equal the lesser of the reduction in the MGWB Withdrawal Account for Excluded Funds and the net contract value transferred.

You should not make any withdrawals if you wish to retain the option to elect the Step-Up Benefit (see below).

The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits.

      Guaranteed Withdrawal Status. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See "Withdrawals." However, making any withdrawals in any year greater than the MAW will reduce the Eligible Payment Amount and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider will remain in force and you may continue to make withdrawals each year so long as:

      1)    your contract value is greater than zero;

      2)    your MGWB Withdrawal Account is greater than zero;

      3)    you have not reached your latest allowable annuity start date;

      4)    you have not elected to annuitize your Contract; and

      5) you have not died (unless your spouse has elected to continue the Contract), changed the ownership of the Contract or surrendered the Contract.

The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.


Opportunities - 133978

      Automatic Periodic Benefit Status. Under the MGWB rider, in the event your contract value is reduced to zero, your Contract is given Automatic Periodic Benefit Status, if:

      1)    your MGWB Withdrawal Account is greater than zero;

      2)    you have not reached your latest allowable annuity start date;

      3)    you have not elected to annuitize your Contract; and

      4) you have not died, changed the ownership of the Contract or surrendered the Contract.

Once your Contract is given Automatic Periodic Benefit Status, we will pay you the annual MGWB periodic payments, beginning on the next contract anniversary until the earliest of (i) your Contract's latest annuity start date, (ii) the death of the owner; or (iii) your MGWB Withdrawal Account is exhausted. These payments are equal to the lesser of the remaining MGWB Withdrawal Account or the MAW. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status, we will not accept any additional premium payments in your Contract, and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of (i) payment of all MGWB periodic payments, (ii) payment of the Commuted Value (defined below) or (iii) the owner's death.

On the Contract's latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then-remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury STRIPS as quoted by a national quoting service for period(s) applicable to the remaining payments. Once we pay you the last MGWB periodic payment or the Commuted Value, your Contract and the MGWB rider terminate.

      Reset Option. Beginning on the fifth contract anniversary following the Rider Date, if the contract value is greater than the MGWB Withdrawal Account, you may choose to reset the MGWB Rider. The effect will be to terminate the existing MGWB Rider and add a new MGWB Rider ("New Rider"). The MGWB Withdrawal Account under the New Rider will equal the contract value on the date the New Rider is effective. The charge for the MGWB under the New Rider and any right to reset again will be based on the terms of the New Rider when it is issued. We reserve the right to limit the reset election to contract anniversaries only. If you elect the Reset Option, the Step-Up benefit is not available.

      Step-Up Benefit. If the Rider Date is the same as the Contract Date, beginning on the fifth contract anniversary following the Rider Date, if you have not made any previous withdrawals, you may elect to increase the MGWB Withdrawal Account, the adjusted Eligible Payment Amount and the MAW by a factor of 20%. This option is available whether or not the contract value is greater than the MGWB Withdrawal Account. If you elect the Step-Up Benefit:

      1) we reserve the right to increase the charge for the MGWB Rider up to a maximum annual charge of 1.00% of contract value;

      2) you must wait at least five years from the Step-Up date to elect the Reset Option.

The Step-Up Benefit may be elected only one time under the MGWB Rider. We reserve the right to limit the election of the Step-Up Benefit to contract anniversaries only. Please note that if you have a third party investment advisor who charges a separate advisory fee, and you have chosen to use withdrawals from your Contract to pay this fee, these will be treated as any other withdrawals, and the Step-Up Benefit will not be available.

      Death of Owner

      Before Automatic Periodic Benefit Status. The MGWB rider terminates on the first owner's date of death (death of annuitant, if there is a non-natural owner), but the death benefit is payable. However, if the beneficiary is the owner's spouse, the spouse elects to continue the Contract, and the contract value steps up to the minimum guaranteed death benefit, the MGWB Withdrawal Account and MAW are also reset. The MGWB charge will continue at the existing rate. Reset upon spousal continuation does not affect any then existing Reset Option.

      During Automatic Periodic Benefit Status. The death benefit payable during Automatic Periodic Benefit Status is your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments.

Opportunities - 133978

      Purchase. To purchase the MGWB rider, you must be age 80 or younger on the Rider Date. The MGWB rider must be purchased (i) on the contract date, or (ii) within 30 days after the contract date. If the rider is not yet available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

For a discussion of the charges we deduct under the MGWB rider, see "Charges and Fees -- Optional Rider Charges." Each payment you receive under the MGWB rider will be taxed as a withdrawal and may be subject to a penalty tax. See "Withdrawals" and "Federal Tax Considerations" for more information.

Other Contracts

We offer other variable annuity contracts that also invest in the same portfolios of the Trusts. These contracts have different charges that could affect their performance, and may offer different benefits more suitable to your needs. To obtain more information about these other contracts, contact our Customer Service Center or your registered representative.


--------------------------------------------------------------------------------
WITHDRAWALS
--------------------------------------------------------------------------------

Except under certain qualified contracts, you may withdraw all or part of your money any time during the accumulation phase and before the death of the contract owner. If you request a withdrawal for more than 90% of the cash surrender value, and the remaining cash surrender value after the withdrawal is less than $2,500, we will treat it as a request to surrender the Contract. If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you will incur a surrender charge. The Free Withdrawal Amount is the total of (i) your cumulative earnings (which is your contract value less premium payments received and prior withdrawals), and (ii) 10% of premium payments not previously withdrawn received within 8 years prior to the date of the withdrawal.

You need to submit to us a written request specifying the Fixed Interest Allocations or subaccounts from which to withdraw amounts, otherwise we will make the withdrawal on a pro-rata basis from all of the subaccounts in which you are invested. If there is not enough contract value in the subaccounts, we will deduct the balance of the withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request. We will apply a Market Value Adjustment to any withdrawal from your Fixed Interest Allocation taken more than 30 days before its maturity date. Definitive guidance on the proper federal tax treatment of the Market Value Adjustment has not been issued. You may want to discuss the potential tax consequences of a Market Value Adjustment with your tax adviser. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The contract value may be more or less than the premium payments made.

If the aggregate percentage cap on allocations to the Restricted Funds has been exceeded, any subsequent withdrawals must be taken so that the percentage of contract value in the Restricted Funds following the withdrawal would not be greater than the percentage of contract value in the Restricted Funds prior to the withdrawal. If a requested withdrawal would cause the percentage cap to be exceeded, the amount of the withdrawal in excess of the cap would be taken pro-rata from all variable subaccounts.

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the Liquid Assets subaccount) prior to processing the withdrawal. This transfer will not affect the withdrawal amount you receive.

Please be aware that the benefit we pay under certain optional benefit riders will be reduced by any withdrawals you take while the optional benefit rider is in effect. See "Optional Riders."

We offer the following three withdrawal options:

Regular Withdrawals

After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100. We will apply a Market Value Adjustment to any regular withdrawal you take from a Fixed Interest Allocation more than 30 days before its maturity date. See Appendix C and the Fixed Account II prospectus for more information on the application of Market Value Adjustment.

Opportunities - 133978

Systematic Withdrawals

You may choose to receive automatic systematic withdrawal payments (i) from the contract value in the subaccounts in which you are invested, or (ii) from the interest earned in your Fixed Interest Allocations. You may not elect the systematic withdrawal option if you are taking IRA withdrawals. Systematic withdrawals may be taken monthly, quarterly or annually. If you have contract value allocated to one or more Restricted Funds, and you elect to receive systematic withdrawals from the subaccounts in which you are invested, the systematic withdrawals must be taken pro-rata from all subaccounts in which contract value is invested. If you do not have contract value allocated to a Restricted Fund and choose systematic withdrawals on a non pro-rata basis, we will monitor the withdrawals annually. If you subsequently allocate contract value to one or more Restricted Funds, we will require you to take your systematic withdrawals on a pro-rata basis from all subaccounts in which contract value is invested.

You decide when you would like systematic payments to start as long as it is at least 28 days after your contract date. You also select the date on which the systematic withdrawals will be made, but this date cannot be later than the 28th day of the month. If you have elected to receive systematic withdrawals but have not chosen a date, we will make the withdrawals on the same calendar day of each month as your contract date. If your contract date is after the 28th day of the month, your systematic withdrawal will be made on the 28th day of each month.

Each systematic withdrawal amount must be a minimum of $100. The amount of your systematic withdrawal can either be (i) a fixed dollar amount or (ii) an amount based on a percentage of the premiums not previously withdrawn from the subaccounts in which you are invested. Both forms of systematic withdrawals are subject to the following maximum, which is calculated on each withdrawal date:

      --------------------------------------------------------------------------
                                               Maximum Percentage
                                               of Premiums
      Frequency                                not Previously Withdrawn
      --------------------------------------------------------------------------
      Monthly                                  0.833%
      Quarterly                                 2.50%
      Annually                                 10.00%
      --------------------------------------------------------------------------

If your systematic withdrawal is a fixed dollar amount and the amount to be withdrawn would exceed the applicable maximum percentage of your premium payments not previously withdrawn on any withdrawal date, we will automatically reduce the amount withdrawn so that it equals such percentage. Thus, your fixed dollar systematic withdrawals will never exceed the maximum percentage. If you want fixed dollar systematic withdrawals to exceed the maximum percentage and are willing to incur associated surrender charges, consider the Fixed Dollar Systematic Withdrawal Feature discussed below which you may add to your regular fixed dollar systematic withdrawal program.

If your systematic withdrawal is based on a percentage of the premiums not previously withdrawn from the subaccounts in which you are invested, and the amount to be withdrawn based on that percentage would be less than $100, we will automatically increase the amount to $100 as long as it does not exceed the maximum percentage. If the systematic withdrawal would exceed the maximum percentage, we will send the amount, and then automatically cancel your systematic withdrawal option.

We limit systematic withdrawals from Fixed Interest Allocations to interest earnings during the prior month, quarter, or year, depending on the frequency you chose. Systematic withdrawals are not subject to a Market Value Adjustment, unless you have added the Fixed Dollar Systematic Withdrawal Feature discussed below and the payments exceed interest earnings. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. A Fixed Interest Allocation may not participate in both the systematic withdrawal option and the dollar cost averaging program at the same time.

You may change the amount or percentage of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. If you submit a subsequent premium payment after you have applied for systematic withdrawals, we will not adjust future withdrawals under the systematic withdrawal program unless you specifically request that we do so. The systematic withdrawal option may commence in a contract year where a regular withdrawal has been taken but you may not change the amount or percentage of your withdrawals in any contract year during which you have previously taken a regular withdrawal.

Opportunities - 133978

Subject to availability, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the beneficiary's lifetime ("stretch"). Stretch payments will be subject to the same limitations as systematic withdrawals, and non-qualified stretch payments will be reported on the same basis as other systematic withdrawals.

      Fixed Dollar Systematic Withdrawal Feature. You may add the Fixed Dollar Systematic Withdrawal Feature to your regular fixed dollar systematic withdrawal program. This feature allows you to receive a systematic withdrawal in a fixed dollar amount regardless of any surrender charges or Market Value Adjustments. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. You choose the amount of the fixed systematic withdrawals, which may total up to an annual maximum of 10% of your premium payments not previously withdrawn as determined on the day we receive your election of this feature. We will not recalculate the maximum limit when you make additional premium payments, unless you instruct us to do so. We will assess a surrender charge on the withdrawal date if the withdrawal exceeds the maximum limit as calculated on the withdrawal date. We will assess a Market Value Adjustment on the withdrawal date if the withdrawal from a Fixed Interest Allocation exceeds your interest earnings on the withdrawal date. We will apply the surrender charge and any Market Value Adjustment directly to your contract value (rather than to the withdrawal) so that the amount of each systematic withdrawal remains fixed.

Flat dollar systematic withdrawals which are intended to satisfy the requirements of Section 72(q) or 72(t) of the Code may exceed the maximum. Such withdrawals are subject to surrender charges and Market Value Adjustments when they exceed the applicable maximum percentage.

IRA Withdrawals

If you have a non-Roth IRA Contract and will be at least age 70 1/2 during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service ("IRS") rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. You may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date. If your contract date is after the 28th day of the month, your IRA withdrawal will be made on the 28th day of each month.

You may request us to calculate the amount you are required to withdraw from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have, see the SAI. Or, we will accept your written instructions regarding the calculated amount required to be withdrawn from your Contract each year. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

An IRA withdrawal from a Fixed Interest Allocation in excess of the amount allowed under systematic withdrawals will be subject to a Market Value Adjustment and may be subject to surrender charge.

Consult your tax adviser regarding the tax consequences associated with taking withdrawals. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59 1/2 may result in a 10% penalty tax. See "Federal Tax Considerations" for more details.


Opportunities - 133978

--------------------------------------------------------------------------------
TRANSFERS AMONG YOUR INVESTMENTS
--------------------------------------------------------------------------------

Between the end of the free look period and the annuity start date, you may transfer your contract value among the subaccounts in which you are invested and your Fixed Interest Allocations. Transfers to a GET Fund series may only be made during the offering period for that GET Fund Series. We currently do not charge you for transfers made during a contract year, but reserve the right to charge for each transfer after the twelfth transfer in a contract year. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgment or in accordance with applicable law. We will apply a Market Value Adjustment to transfers from a Fixed Interest Allocation taken more than 30 days before its maturity date, unless the transfer is made under the dollar cost averaging program. Keep in mind that transfers between Covered Funds, Special Funds and Excluded Funds and other investment portfolios may negatively impact your death benefit or rider benefits.

If you allocate contract value to an investment option that has been designated as a Restricted Fund, your ability to transfer contract value to the Restricted Fund may be limited. A transfer to the Restricted Funds will not be permitted to the extent that it would increase the contract value in the Restricted Fund to more than the applicable limits following the transfer. We do not limit transfers from Restricted Funds. If the result of multiple reallocations is to lower the percentage of total contract value in the Restricted Fund, the reallocation will be permitted even if the percentage of contract value in the Restricted Fund is greater than the limit.

Please be aware that the benefit we pay under an optional benefit rider may be affected by certain transfers you make while the rider is in effect. Transfers, including those involving Special Funds or Excluded Funds, may also affect your optional rider base. See "The Annuity Contract -- Optional Riders."

The minimum amount that you may transfer is $100 or, if less, your entire contract value held in a subaccount or a Fixed Interest Allocation. To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. We will determine transfer values at the end of the business day on which we receive the transfer request at our Customer Service Center. If we receive your transfer request after 4 p.m. eastern time or the close of regular trading of the New York Stock Exchange, we will make the transfer on the next business day.

Separate Account B and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We may require personal identifying information to process a request for transfer made over the telephone, over the internet or other approved electronic means.

Limits Imposed by Underlying Funds. Orders for the purchase of fund shares may be subject to acceptance or rejection by the underlying fund. We reserve the right to reject, without prior notice, any allocation of a premium payment to a subaccount if the subaccount's investment in its corresponding fund is not accepted by the fund for any reason.

Limits on Frequent or Disruptive Transfers. The Contract is not designed to serve as a vehicle for frequent trading. Frequent trading can disrupt management of a fund and raise its expenses through: 1) increased trading and transaction costs; 2) forced and unplanned portfolio turnover; 3) lost opportunity costs; and 4) large asset swings that decrease the fund's ability to provide maximum investment return to all contract owners. This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies and make frequent transfers should not purchase the Contract.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract owners. Such restrictions could include: (1) not accepting transfer instructions from an agent acting on behalf of more than one contract owner; and
(2) not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract owner at a time.

We monitor transfer activity. With regard to frequent transfers, in the event that an individual's or organization's transfer activity:

      1.    exceeds our then-current monitoring standard for frequent trading;

      2. is identified as problematic by an underlying fund even if the activity does not exceed our monitoring standard for frequent trading; or


Opportunities - 133978

      3. if we determine in our sole discretion that such transfer activity may not be in the best interests of other contract owners,

we reserve the right to take any necessary action to deter such activity. Such actions may include, but are not limited to, the suspension of trading privileges via facsimile, telephone, email and internet, and the limiting of trading privileges to submission by regular U.S. mail. We will notify you in writing if we take any of these actions.

Our current definition of frequent trading is more than one purchase and sale of the same underlying fund within a 30-day period. We do not count transfers associated with scheduled dollar cost averaging or automatic rebalancing programs, transfers involving funds that affirmatively permit short-term trading in their fund shares, such as the ProFund portfolios, movement between such funds and the Liquid Assets Portfolio, and transfers involving certain de minimis amounts when determining whether trading activity is excessive. We reserve the right to modify our general standard, or the standard as it may apply to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners and fund investors and/or state or federal regulatory requirements.

In addition, if, due to the excessive dollar amounts of trades, even though not within our then current definition of frequent trading, an individual's or organization's transfer activity is determined, in our sole discretion, to be disruptive, we may take the same actions as are described above to limit frequent transfers.

The Company does not allow waivers to the above policy. Our excessive trading policy may not be completely successful in preventing market timing or excessive trading activity.

We currently require that orders received via facsimile to effect transactions in subaccounts that invest in ProFund portfolios be received at our Customer Service Center no later than 3 p.m. eastern time.

Dollar Cost Averaging

You may elect to participate in our dollar cost averaging program if you have at least $1,200 of contract value in (i) the Liquid Assets subaccount, or (ii) a Fixed Interest Allocation with either a 6-month or a 1-year guaranteed interest period. These subaccounts or Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccounts selected by you. We also may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively for use with the dollar cost averaging program. The DCA Fixed Interest Allocations require a minimum premium payment of $1,200 directed into a DCA Fixed Interest Allocation. A Fixed Interest Allocation or DCA Fixed Interest Allocation may not participate in the dollar cost averaging program and in systematic withdrawals at the same time.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

Unless you have a DCA Fixed Interest Allocation, you elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. If your source account is the Liquid Assets subaccount or a 1-year Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 12. If your source account is a 6-month Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by
6. You may change the transfer amount once each contract year. If you have a DCA Fixed Interest Allocation, there is no minimum or maximum transfer amount. We will transfer all your money allocated to that source account into the subaccount(s) in equal payments over the selected 6-month or 1-year period. The last payment will include earnings accrued over the course of the selected period. If you make an additional premium payment into a Fixed Interest Allocation subject to dollar cost averaging, the amount of your transfers under the dollar cost averaging program remains the same, unless you instruct us to increase the transfer amount.

Transfers from a Fixed Interest Allocation or a DCA Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment. However, if you terminate the dollar cost averaging program for a DCA Fixed Interest Allocation and there is money remaining in the DCA Fixed Interest Allocation, we will transfer the remaining money to the Liquid Assets subaccount. Such transfer will trigger a Market Value Adjustment if the transfer is made more than 30 days before the maturity date of the DCA Fixed Interest Allocation.


Opportunities - 133978

If you do not specify to which subaccounts you want to transfer the dollar amount of the source account, we will transfer the money to the subaccounts in which you are invested on a proportional basis. The transfer date is the same day each month as your contract date. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date.

You are permitted to transfer contract value to a Restricted
Fund, subject to the limitations described above in this section and in "Appendix B -- The Investment Portfolios." Compliance with the individual and aggregate Restricted Fund limits will be reviewed when the dollar cost averaging program is established. Transfers under the dollar cost averaging program must be within those limits. We will not review again your dollar cost averaging election for compliance with the individual and aggregate limits for investment in the Restricted Funds except in the case of the transactions described below.

      o Amount added to source account: If you add amounts to the source account which would increase the amount to be transferred under the dollar cost averaging program, we will review the amounts to be transferred to ensure that the individual and aggregate limits are not being exceeded. If such limits would be exceeded, we will require that the dollar cost averaging transfer amounts be changed to ensure that the transfers are within the limits based on the then-current allocation of contract value to the Restricted Fund(s) and the then-current value of the amount designated to be transferred to that Restricted Fund(s).

      o Additional premium paid: Up to the individual Restricted Fund percentage limit may be allocated to a Restricted Fund. If you request more than the individual limit be allocated to a Restricted Fund, we will look at the aggregate limit, subtract the current allocation to Restricted Funds, and subtract the current value of amounts to be transferred under the dollar cost averaging program to Restricted Funds. The excess, if any, is the maximum that may be allocated pro-rata to the Restricted Funds.

      o Reallocation request is made while the dollar cost averaging program is active: If the reallocation would increase the amount allocated to Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to Restricted Funds and less the current value of any remaining amounts to be transferred under the dollar cost averaging program to the Restricted Funds.

We may offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program, stop offering DCA Fixed Interest Allocations or otherwise modify, suspend or terminate this program. Such change will not affect any dollar cost averaging programs in operation at the time.

Automatic Rebalancing

If you have at least $10,000 of contract value invested in the subaccounts of Separate Account B, you may elect to have your investments in the subaccounts automatically rebalanced. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period. Transfers made pursuant to automatic rebalancing do not count toward the 12-transfer limit on free transfers.

You are permitted to reallocate between Restricted and non-Restricted Funds, subject to the limitations described above, in this section and in Appendix B -- The Investment Portfolios. If the reallocation would increase the amount allocated to the Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to all Restricted Funds.

We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated to the Fixed Account. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro-rata.

To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro-rata basis. Additional premium payments and partial withdrawals made on a pro-rata basis will not cause the automatic rebalancing program to terminate.


Opportunities - 133978

--------------------------------------------------------------------------------
DEATH BENEFIT CHOICES
--------------------------------------------------------------------------------


Death Benefit During the Accumulation Phase

During the accumulation phase, a death benefit (and earnings multiplier benefit, if elected) is payable when either the contract owner or the first of joint owners or the annuitant (when a contract owner is not an individual) dies. Assuming you are the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. We calculate the death benefit value as of the close of the business day on which we receive written notice and due proof of death, as well as any required paperwork, at our Customer Service Center ("claim date"). If your beneficiary wants to receive the death benefit on a date later than this, it may affect the amount of the benefit payable in the future. The proceeds may be received in a single sum, applied to any of the annuity options, or, if available, paid over the beneficiary's lifetime. (See "Systematic Withdrawals" above). A beneficiary's right to elect an annuity option or receive a lump-sum payment may have been restricted by the contract owner. If so, such rights or options will not be available to the beneficiary. If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution.

Unless you elect otherwise, the distribution will be made into an interest bearing account, backed by our general account, that is accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time without penalty. We will generally distribute death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. For information on required distributions under federal income tax laws, you should see "Required Distributions upon Contract Owner's Death." Interest earned on this account may be less than interest paid on other settlement options.

The following describes the death benefit options for contract owners in the Yr-2004 category. For a description of the death benefits applicable under your Contract if you are in a different category, please see the applicable appendix. Please retain this prospectus and the appendix that is applicable to you so you will have it for future reference. If you are unsure of which category applies to you, please call our Customer Service Center.

You may choose one of the following Death Benefits: (i) the Standard Death Benefit, (ii) the Quarterly Ratchet Enhanced Death Benefit or (iii) the Max 7 Enhanced Death Benefit. The Quarterly Ratchet Enhanced Death Benefit and the Max 7 Enhanced Death Benefit are available only if the contract owner or the annuitant (if the contract owner is not an individual) is not more than 79 years old at the time of purchase. The Enhanced Death Benefits are available only at the time you purchase your Contract. The Enhanced Death Benefits are not available where a Contract is owned by joint owners. If you do not choose a death benefit, your death benefit will be the Standard Death Benefit.

Once you choose a death benefit, you cannot change it. We may stop or suspend offering any of the Enhanced Death Benefit options to new Contracts. A change in ownership of the Contract may affect the amount of the death benefit and the Enhanced Death Benefit.

The MGWB rider may also affect the death benefit. The death benefit may be subject to certain mandatory distribution rules required by federal tax law.

We use the Base Death Benefit to help determine the minimum death benefit payable under each of the death benefit options described below. You do not elect the Base Death Benefit. The Base Death Benefit is equal to the greater of:

      1)    the contract value; or

      2)    the cash surrender value.

The Standard Death Benefit equals the greater of:

      1)    the Base Death Benefit; and

      2) the Standard Minimum Guaranteed Death Benefit ("Standard MGDB") for amounts allocated to Covered Funds plus the contract value allocated to Excluded Funds.

The Standard MGDB allocated to Covered Funds equals premiums allocated to Covered Funds less pro-rata adjustments for any withdrawals and transfers.


Opportunities - 133978

The Standard MGDB allocated to Excluded Funds equals premiums allocated to Excluded Funds less pro-rata adjustments for any withdrawals and transfers. This calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Withdrawals reduce the Standard MGDB on a pro-rata basis. The percentage reduction in the Standard MGDB for each Fund category (i.e. Covered or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall Standard MGDB.

      o Net transfers from Covered Funds to Excluded Funds will reduce the Standard MGDB in the Covered Funds on a pro-rata basis. The increase in the Standard MGDB allocated to Excluded Funds will equal the decrease in the Standard MGDB in Covered Funds.

      o Net transfers from Excluded Funds to Covered Funds will reduce the Standard MGDB in Excluded Funds on a pro-rata basis. The increase in the Standard MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the decrease in the Standard MGDB in Excluded Funds.

Enhanced Death Benefit Options. Under the Enhanced Death Benefit options, if you die before the annuity start date, your beneficiary will receive the greater of the Standard Death Benefit or the Enhanced Death Benefit option elected. We may, with 30 days notice to you, designate any investment portfolio as a Special Fund or Excluded Fund on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. Selecting a Special Fund or Excluded Fund may limit or reduce the Enhanced Death Benefit.

For the period during which a portion of the contract value is allocated to a Special Fund or Excluded Fund, we may, at our discretion, reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during that period.

The Quarterly Ratchet Enhanced Death Benefit equals the greater of:

      1)    the Standard Death Benefit; and

      2) the Quarterly Ratchet Minimum Guaranteed Death Benefit ("Quarterly Ratchet MGDB") allocated to Covered Funds plus the contract value allocated to Excluded Funds.

No funds are currently designated as Excluded Funds for purposes of the Quarterly Ratchet MGDB.

The Quarterly Ratchet MGDB allocated to Covered Funds on the contract date equals the premium allocated to Covered Funds. On each quarterly anniversary (three months from the contract date and each three month anniversary of that date) that occurs on or prior to attainment of age 90, the Quarterly Ratchet MGDB in Covered Funds will be set to the greater of:

      1) the current contract value in Covered Funds (after deductions occurring as of that date); and

      2) the Quarterly Ratchet MGDB in Covered Funds from the prior quarterly anniversary (after deductions occurring on that date), adjusted for new premiums, and partial withdrawals attributable to Covered Funds, and transfers.

Other than on quarterly anniversaries, the Quarterly Ratchet MGDB in the Covered Funds is equal to the Quarterly Ratchet MGDB in the Covered Funds from the last quarterly anniversary, adjusted for new premiums, and partial withdrawals attributable to Covered Funds, and transfers.

The Quarterly Ratchet MGDB allocated to Excluded Funds on the contract date equals the premium allocated to Excluded Funds. The calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds. On each quarterly anniversary that occurs on or prior to attainment of age 90, the Quarterly Ratchet MGDB in Excluded Funds will be set to the greater of:

      1) the current contract value in Excluded Funds (after deductions occurring as of that date); or

      2) the Quarterly Ratchet MGDB in the Excluded Funds from the prior quarterly anniversary (after deductions occurring on that date), adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers.


Opportunities - 133978

Other than on quarterly anniversaries, the Quarterly Ratchet MGDB in the Excluded Funds is equal to the Quarterly Ratchet MGDB in the Excluded Funds from the last quarterly anniversary, adjusted for new premiums, credits, and partial withdrawals attributable to Excluded Funds, and transfers.

Withdrawals reduce the Quarterly Ratchet MGDB on a pro-rata basis. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Net transfers from Covered Funds to Special or Excluded Funds will reduce the Quarterly Ratchet MGDB in Covered Funds on a pro-rata basis. The increase in the Quarterly Ratchet MGDB allocated to Special or Excluded Funds, as applicable, will equal the decrease in the Quarterly Ratchet MGDB in Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the Quarterly Ratchet MGDB in Excluded Funds on a pro-rata basis. The increase in the Quarterly Ratchet MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the reduction in the Quarterly Ratchet MGDB in Excluded Funds

The Max 7 Enhanced Death Benefit equals the greater of the Quarterly Ratchet Enhanced Death Benefit and the 7% Solution Death Benefit Element. Each element of the Max 7 Enhanced Death Benefit is determined independently of the other at all times.

Note: In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefits may not be available in all states.

The 7% Solution Death Benefit Element is the greater of:

      1)    the Standard Death Benefit; and

      2)    the lesser of:

            a) 3 times all premium payments, adjusted for withdrawals (the "cap"); and

            b) the sum of the 7% Solution Minimum Guaranteed Death Benefit Element ("7% MGDB") allocated to Covered Funds, the 7% MGDB allocated to Special Funds, and the contract value allocated to Excluded Funds.

For purposes of calculating the 7% Solution Death Benefit Element, the following investment options are designated as Special Funds: the ING Liquid Assets Portfolio, the ING VP Intermediate Bond Portfolio, the ING PIMCO Core Bond Portfolio, the ProFunds VP Rising Rates Opportunity Portfolio, the Fixed Account, the Fixed Interest Division, and the TSA Special Fixed Account.

      For Contracts issued prior to May 1, 2003, the ING VP Intermediate Bond Portfolio and the ING PIMCO Core Bond Portfolio are not designated as Special Funds.

      For Contracts issued prior to September 2, 2003, the ProFunds VP Rising Rates Opportunity Portfolio is not designated as a Special Fund.

No investment options are currently designated as Excluded Funds.

The 7% MGDB allocated to Covered Funds equals premiums allocated to Covered Funds, adjusted for withdrawals and transfers, accumulated at 7% until age 80 or the 7% MGDB reaches the cap. There is no accumulation once the cap is reached. Payment of additional premiums may cause the accumulation to resume, but there is no catch-up for any period where accumulation was suspended.

The 7% MGDB allocated to Special Funds equals premiums allocated to Special Funds, adjusted for withdrawals and transfers. There is no accumulation of Minimum Guaranteed Death Benefit allocated to Special Funds.

The 7% MGDB allocated to Excluded Funds is determined in the same way as the 7% MGDB for Covered Funds, but the calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.


Opportunities - 133978

Withdrawals reduce the 7% MGDB on a pro-rata basis. The percentage reduction in the 7% MGDB for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The percentage reduction in the cap equals the percentage reduction in total contract value resulting from the withdrawal. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall 7% MGDB, but do affect the amount of the 7% MGDB in a particular Fund category. Net transfers from among the Funds will reduce the 7% MGDB in the Funds on a pro-rata basis.

Earnings Multiplier Benefit Rider. The earnings multiplier benefit rider is an optional rider that provides a separate death benefit in addition to the death benefit provided under the death benefit options described above. The rider is subject to state availability and is available only for issue ages 75 or under. You may add it at issue of the Contract or, if not yet available in your state, on the next contract anniversary following introduction of the rider in your state. The date on which the rider is added is referred to as the "rider effective date."

If the rider is added at issue, the rider provides a benefit equal to a percentage of the gain under the Contract, up to a gain equal to 150% of premiums adjusted for withdrawals ("Maximum Base"). Currently, if added at issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: i) the Maximum Base; and ii) the contract value on the claim date minus premiums adjusted for withdrawals. If added after issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: i) 150% of the contract value on the rider effective date, plus subsequent premiums adjusted for subsequent withdrawals; and ii) the contract value on the claim date minus the contract value on the rider effective date, minus subsequent premiums adjusted for subsequent withdrawals. The adjustment to the benefit for withdrawals is pro-rata, meaning that the benefit will be reduced by the proportion that the withdrawal bears to the contract value at the time of the withdrawal.

There is an extra charge for the earnings multiplier benefit rider and once selected, it may not be revoked. The rider does not provide a benefit if there is no gain under the Contract. As such, the Company would continue to assess a charge for the rider, even though no benefit would be payable at death under the rider if there are no gains under the Contract. Please see "Charges and Fees -- Earnings Multiplier Benefit Charge" for a description of the charge.

The rider is available for both non-qualified and qualified contracts. Please see the discussions of possible tax consequences in "Federal Tax
Considerations," "Individual Retirement Annuities," "Taxation of Qualified Contracts," and "Tax Consequences of Enhanced Death Benefit," in this prospectus.

Death Benefit During the Income Phase

If any contract owner or the annuitant dies after the annuity start date, we will pay the beneficiary any certain benefit remaining under the annuity in effect at the time.

Continuation After Death -- Spouse

If at the contract owner's death, the surviving spouse of the deceased contract owner is the beneficiary and such surviving spouse elects to continue the contract as his or her own, the following will apply:

If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value on that date is greater than zero, we will add such difference to the contract value. We will allocate such addition to the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the addition to the Liquid Assets subaccount, or its successor. Such addition to contract value will not affect the guaranteed death benefit or any living benefit rider values. Any addition to contract value is available only to the spouse of the owner as of the date of death of the owner if such spouse under the provisions of the contract elects to continue the contract as his or her own.

The death benefits under each of the available options will continue, based on the surviving spouse's age on the date that ownership changes.

At subsequent surrender, we will waive any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner. Any premiums paid later will be subject to any applicable surrender charge.

If you elected the earnings multiplier benefit rider, and the benefit would otherwise be payable, we will add the benefit to the contract value and allocate the benefit among the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the benefit to the Liquid Assets subaccount, or its successor.


Opportunities - 133978

The earnings multiplier benefit rider will continue, if the surviving spouse is eligible based on his or her attained age. If the surviving spouse is older than the maximum rider issue age, the rider will terminate. The Maximum Base and the percentages will be reset based on the adjusted contract value. The calculation of the benefit going forward will be: (i) based on the attained age of the spouse at the time of the ownership change using current values as of that date;
(ii) computed as if the rider were added to the Contract after issue and after the increase; and (iii) based on the Maximum Base and percentages in effect on the original rider date. However, we may permit the surviving spouse to elect to use the then-current Maximum Base and percentages in the benefit calculation.

Continuation After Death -- Not a Spouse

If the beneficiary or surviving joint owner is not the spouse of the owner, the contract may continue in force subject to the required distribution rules of the Code. See next section, "Required Distributions Upon Contract Owner's Death."

If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value also on that date, is greater than zero, we will add such difference to the contract value. Such addition will be allocated to the variable subaccounts in proportion to the contract value in the subaccounts, unless we are directed otherwise. If there is no contract value in any subaccount, the addition will be allocated to the Liquid Assets subaccount, or its successor.

The death benefit will then terminate. At subsequent surrender, any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner will be waived. No additional premium payments may be made.

If you elected the earnings multiplier benefit rider, and the benefit would otherwise be payable, we will add the benefit to the contract value and allocate the benefit among the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the benefit to the Liquid Assets subaccount, or its successor. The earnings multiplier benefit rider then terminates, whether or not a benefit was payable under the terms of the rider.

Required Distributions Upon Contract Owner's Death

We will not allow any payment of benefits provided under a non-qualified Contract which does not satisfy the requirements of Section 72(s) of the Code.

If any contract owner of a non-qualified contract dies before the annuity start date, we will distribute the death benefit payable to the beneficiary as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner's date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner's date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner's date of death.

Notwithstanding (a) and (b) above, if the sole contract owner's beneficiary is the deceased owner's surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner's death. Upon receipt of such election from the spouse at our Customer Service Center: (i) all rights of the spouse as contract owner's beneficiary under the Contract in effect prior to such election will cease; (ii) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (iii) all rights and privileges granted by the Contract or allowed by us will belong to the spouse as contract owner of the Contract. We deem the spouse to have made this election if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner's beneficiary is not a spouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner's death.

Subject to availability, and our then current rules, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the life expectancy of the beneficiary ("stretch"). "Stretch" payments will be subject to the same limitations as systematic withdrawals, and non-qualified "stretch" payments will be reported on the same basis as other systematic withdrawals.

If we do not receive an election from an owner's beneficiary who is not a spouse within the 1-year period after the contract owner's date of death, then we will pay the death benefit to the owner's beneficiary in a cash payment within five years from the date of death. We will determine the death benefit as of the date we receive proof of death. Such cash payment will be in full settlement of all our liability under the Contract.


Opportunities - 133978

If a contract owner dies after the annuity start date, all of the contract owner's rights granted under the Contract or allowed by us will pass to the contract owner's beneficiary.

If a contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner, and the surviving joint owner will become the beneficiary of the Contract. If any contract owner is not an individual, the death of an annuitant shall be treated as the death of a contract owner.

Effect of MGWB on Death Benefit

If you die before Automatic Periodic Benefit Status under the MGWB rider, the death benefit is payable, but the rider terminates. However, if the beneficiary is the owner's spouse, and the spouse elects to continue the Contract, the death benefit is not payable until the spouse's death. Please see "Minimum Guaranteed Withdrawal Benefit Rider-Death of Owner" for a description of the impact of the owner's death on the MGWB Rider.

If you die during Automatic Periodic Benefit Status, the death benefit payable is your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments. Please see "Minimum Guaranteed Withdrawal Benefit Rider".


--------------------------------------------------------------------------------
THE ANNUITY OPTIONS
--------------------------------------------------------------------------------


Annuitization of Your Contract

If the annuitant and contract owner are living on the annuity start date, we will begin making payments to the contract owner under an income plan. We will make these payments under the annuity option you chose. You may change an annuity option by making a written request to us at least 30 days before the annuity start date. The amount of the payments will be determined by applying your contract value, adjusted for any applicable Market Value Adjustment, on the annuity start date in accordance with the annuity option you chose. The MGIB annuity benefit may be available if you have purchased the MGIB rider, provided the waiting period and other specified conditions have been met.

You may also elect an annuity option on surrender of the Contract for its cash surrender value or you may choose one or more annuity options for the payment of death benefit proceeds while it is in effect and before the annuity start date. If, at the time of the contract owner's death or the annuitant's death (if the contract owner is not an individual), no option has been chosen for paying death benefit proceeds, the beneficiary may choose an annuity option within 60 days. In all events, payments of death benefit proceeds must comply with the distribution requirements of applicable federal tax law.

The minimum monthly annuity income payment that we will make is $20. We may require that a single sum payment be made if the contract value is less than $2,000 or if the calculated monthly annuity income payment is less than $20. For each annuity option we will issue a separate written agreement putting the annuity option into effect. Before we pay any annuity benefits, we require the return of your Contract. If your Contract has been lost, we will require that you complete and return the applicable lost Contract form. Various factors will affect the level of annuity benefits, such as the annuity option chosen, the applicable payment rate used and the investment performance of the portfolios and interest credited to the Fixed Interest Allocations.

Our current annuity options provide only for fixed payments. Fixed annuity payments are regular payments, the amount of which is fixed and guaranteed by us. Some fixed annuity options provide fixed payments either for a specified period of time or for the life of the annuitant. The amount of life income payments will depend on the form and duration of payments you chose, the age of the annuitant or beneficiary (and gender, where appropriate under applicable law), the total contract value applied to periodic income payments, and the applicable payment rate.

Our approval is needed for any option where:

      1) The person named to receive payment is other than the contract owner or beneficiary;

      2)    The person named is not a natural person, such as a corporation; or

      3) Any income payment would be less than the minimum annuity income payment allowed.


Opportunities - 133978

Selecting the Annuity Start Date

You select the annuity start date, which is the date on which the annuity payments commence. The annuity start date must be at least 5 years from the contract date but before the month immediately following the annuitant's 90th birthday, or 10 years from the contract date, if later. If, on the annuity start date, a surrender charge remains, the elected annuity option must include a period certain of at least 5 years.

If you do not select an annuity start date, it will automatically begin in the month following the annuitant's 90th birthday, or 10 years from the contract date, if later.

If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. For more information, see "Federal Tax Considerations" and the SAI. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you reach age 70 1/2 or, in some cases, retire. Distributions may be made through annuitization or withdrawals. You should consult a tax adviser for tax advice before investing.

Frequency of Annuity Payments

You choose the frequency of the annuity payments. They may be monthly, quarterly, semi-annually or annually. If we do not receive written notice from you, we will make the payments monthly. There may be certain restrictions on minimum payments that we will allow.

Beneficiary Rights

A beneficiary's right to elect an annuity option or receive a lump sum may have been restricted by the contract owner. If so, such options will not be available to the beneficiary.

The Annuity Options

We offer the 4 annuity options shown below. Payments under Options 1, 2 and 3 are fixed. Payments under Option 4 may be fixed or variable, although only fixed payments are currently available. For a fixed annuity option, the contract value in the subaccounts is transferred to the Company's general account.

      Option 1. Income for a Fixed Period. Under this option, we make monthly payments in equal installments for a fixed number of years based on the contract value on the annuity start date. We guarantee that each monthly payment will be at least the amount stated in your Contract. If you prefer, you may request that payments be made in annual, semi-annual or quarterly installments. We will provide you with illustrations if you ask for them. If the cash surrender value or contract value is applied under this option, a 10% penalty tax may apply to the taxable portion of each income payment until the contract owner reaches age 59 1/2.

      Option 2. Income for Life with a Period Certain. Under this option, we make payments for the life of the annuitant in equal monthly installments and guarantee the income for at least a period certain, such as 10 or 20 years. Other periods certain may be available to you on request. You may choose a refund period instead. Under this arrangement, income is guaranteed until payments equal the amount of your Contract. If the person named lives beyond the guaranteed period, we will continue payments until his or her death. We guarantee that each payment will be at least the amount specified in the Contract corresponding to the person's age on his or her last birthday before the annuity start date. Amounts for ages not shown in the Contract are available if you ask for them. If you do not choose an annuity option, we will select this option with a 10-year period certain for you.

      Option 3. Joint Life Income. This option is available when there are 2 persons named to determine annuity payments. At least one of the persons named must be either the contract owner or beneficiary of the Contract. We guarantee monthly payments will be made as long as at least one of the named persons is living. There is no minimum number of payments. Monthly payment amounts are available if you ask for them.

      Option 4. Annuity Plan. Under this option, your contract value can be applied to any other annuitization plan that we choose to offer on the annuity start date. Annuity payments under Option 4 may be fixed or variable. If variable and subject to the 1940 Act, it will comply with the requirements of such Act.

Payment When Named Person Dies

When the person named to receive payment dies, we will pay any amounts still due as provided in the annuity agreement between you and ING USA. The amounts we will pay are determined as follows:


Opportunities - 133978

      1) For Option 1, or any remaining guaranteed payments under Option 2, we will continue payments. Under Options 1 and 2, the discounted values of the remaining guaranteed payments may be paid in a single sum. This means we deduct the amount of the interest each remaining guaranteed payment would have earned had it not been paid out early. We will base the discount interest rate on the interest rate used to calculate the payments for Options 1 and 2.

      2) For Option 3, no amounts are payable after both named persons have died.

      3) For Option 4, the annuity option agreement will state the amount we will pay, if any.

--------------------------------------------------------------------------------
OTHER CONTRACT PROVISIONS
--------------------------------------------------------------------------------

Reports to Contract Owners

We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report. You have 30 days to notify our Customer Service Center of any errors or discrepancies contained in the report and in any confirmation notice. We will also send you copies of any shareholder reports of the investment portfolios in which Separate Account B invests, as well as any other reports, notices or documents we are required by law to furnish to you.

Suspension of Payments

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (i) when the New York Stock Exchange is closed; (ii) when trading on the New York Stock Exchange is restricted; (iii) when an emergency exists as determined by the SEC so that the sale of securities held in Separate Account B may not reasonably occur or so that the Company may not reasonably determine the value of Separate Account B's net assets; or (iv) during any other period when the SEC so permits for the protection of security holders. We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

In Case of Errors in Your Application

If an age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought had the age or gender not been misstated.

Assigning the Contract as Collateral

You may assign a non-qualified Contract as collateral security for a loan but you should understand that your rights and any beneficiary's rights may be subject to the terms of the assignment. An assignment likely has federal tax consequences. You should consult a tax adviser for tax advice. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

Contract Changes -- Applicable Tax Law

We have the right to make changes in the Contract to continue to qualify the Contract as an annuity under applicable federal tax law. We will give you advance notice of such changes.

Free Look


You may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value (which may be more or less than the premium payments you paid) or, if required by your state, the original amount of your premium payment. For purposes of the refund during the free look period,
(i) we adjust your contract value for any market value adjustment (if you have invested in the Fixed Account), and (ii) then we include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios and the potential positive or negative effect of the market value adjustment, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not



Opportunities - 133978
be subject to investment risk during the free look period. In these states, your premiums designated for investment in the subaccounts may be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the Liquid Assets subaccount). We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states as well as premiums designated for a Fixed Interest Allocation be allocated to the specially designated subaccount during the free look period. Your Contract is void as of the day we receive your Contract and cancellation request in good order. We determine your contract value at the close of business on the day we void your Contract. If you keep your Contract after the free look period and the investment is allocated to a subaccount specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount, and/or in the Fixed Interest Allocation chosen by you.


Special Arrangements

We may reduce or waive any Contract, rider, or benefit fees or charges for certain group or sponsored arrangements, under special programs, and for certain employees, agents, and related persons of our parent corporation and its affiliates. We reduce or waive these items based on expected economies, and the variations are based on differences in costs or services.

Selling the Contract

Our affiliate Directed Services, Inc. ("DSI"), 1475 Dunwoody Drive, West Chester, PA 19380 is the principal underwriter and distributor of the Contract as well as for other ING USA contracts. DSI, a New York corporation, is registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

DSI does not retain any commissions or compensation paid to it by ING USA for Contract sales. DSI enters into selling agreements with affiliated and unaffiliated broker/dealers to sell the Contracts through their registered representatives who are licensed to sell securities and variable insurance products ("selling firms"). Selling firms are also registered with the SEC and are NASD member firms. DSI has entered into a selling agreement with Morgan Stanley Dean Witter ("Morgan Stanley") to sell the Contracts through its registered representative.

DSI pays selling firms compensation for the promotion and sale of the Contracts. Registered representatives of the selling firms who solicit sales of the Contracts typically receive a portion of the compensation paid by DSI to the selling firm in the form of commissions or other compensation, depending on the agreement between the selling firm and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the Separate Account. We intend to recoup this compensation and other sales expenses paid to selling firms through fees and charges imposed under the Contracts.

DSI pays selling firms for Contract sales according to one or more schedules. This compensation is generally based on a percentage of premium payments. Morgan Stanley and other selling firms may receive commissions of up to 9.0% of premium payments. In addition, Morgan Stanley and other selling firms may receive ongoing annual compensation of up to 1.25% of all, or a portion, of values of Contracts sold through the firm. Individual representatives may receive all or a portion of compensation paid to their selling firm, depending on the firm's practices. Commissions and annual compensation, when combined, could exceed 9.0% of total premium payments. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, DSI may pay or allow other promotional incentives or payments in the form of cash or other compensation to selling firms.

DSI may also pay selling firms additional compensation or reimbursement for their efforts in selling Contracts to you and other customers, including for, among other things, training of sales personnel, marketing or other sales-related services they provide to us or our affiliates. This compensation or reimbursement is not reflected in the fees and expenses listed in the fee table section of this prospectus. In addition, DSI may enter into special compensation arrangements with certain selling firms based on those firms' aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all selling firms, and the terms of such arrangements may differ among selling firms based on various factors. Any such compensation payable to a selling firm will not result in any additional direct charge to you by us.

Affiliated selling firms may include Baring Investment Services, Inc., Compulife Investor Services, Inc., Financial Network Investment Corporation, Granite Investment Services, Inc., Guaranty Brokerage Services, Inc., ING America Equities, Inc., ING Barings Corp., ING Direct Funds Limited, ING DIRECT Securities, Inc., ING Financial Advisers LLC, ING Financial Partners, Inc., ING Funds Distributor, LLC, ING Furman Selz Financial Services LLC, ING TT&S (U.S.) Securities, Inc., Multi-Financial Securities Corporation, PrimeVest Financial Services, Inc. and Systematized Benefits Administrators, Inc.


Opportunities - 133978

DSI may also compensate wholesalers/distributors, and their sales management personnel, for Contract sales within the wholesale/distribution channel. This compensation may be based on a percentage of premium payments and/or a percentage of Contract values.

We do not pay any additional compensation on the sale or exercise of any of the Contract's optional benefit riders offered in this prospectus.

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

Voting Rights

We will vote the shares of a Trust owned by Separate Account B according to your instructions. However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract's contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust shareholder meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all contracts in that subaccount. We will also vote shares we hold in Separate Account B which are not attributable to contract owners in the same proportion.

State Regulation

We are regulated by the Insurance Department of the State of Iowa. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

Legal Proceedings

We are not aware of any pending legal proceedings which involve Separate Account B as a party.

We are, or may be in the future, a defendant in various legal proceedings in connection with the normal conduct of our insurance operations. Some of these cases may seek class action status and may include a demand for punitive damages as well as for compensatory damages. In the opinion of management, the ultimate resolution of any existing legal proceeding is not likely to have a material adverse effect on our ability to meet our obligations under the contract.

Directed Services, Inc., the principal underwriter and distributor of the contract, is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contract.

Industry Developments - Trading

As with many financial services companies, the Company and affiliates of the Company have received requests for information from various governmental and self-regulatory agencies in connection with investigations related to trading in investment company shares. In each case, full cooperation and responses are being provided. The Company is also reviewing its policies and procedures in this area.

Experts

The audited consolidated financial statements and schedules of the Company as of December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003, along with the statement of assets and liabilities of Separate Account B as of December 31, 2003 and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, appearing in the SAI and Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing in the SAI and in the Registration Statement, and are included in reliance on such reports given on the authority of such firm as experts in accounting and auditing.



Opportunities - 133978

--------------------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------


Introduction

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

      o Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;

      o Tax laws change. It is possible that a change in the future could affect contracts issued in the past;

      o This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes, foreign taxes or any other tax provisions; and

      o We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information, contact the Internal Revenue Service (IRS).


Types of Contracts: Non-Qualified or Qualified

The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Non-qualified contracts are purchased with after tax contributions and are not related to retirement plans that receive special income tax treatment under the Code.

Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(a), 403(b), 408, 408A or 457 of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on your tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan in order to continue receiving favorable tax treatment. Some retirement plans are subject to additional distribution and other requirements that are not incorporated into our Contract. Because the Plan is not part of the Contract, we are not bound by any Plan's terms or conditions. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.


Taxation of Non-Qualified Contracts

      Taxation Prior to Distribution

      We believe that if you are a natural person you will generally not be taxed on increases in the value of a non-qualified Contract until a distribution occurs or until annuity payments begin. This assumes that the Contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. In order to receive deferral of taxation, the following requirements must be satisfied:

      Diversification. Internal Revenue Code Section 817(h) requires investments of a variable account be adequately diversified in order for a contract to be treated as annuity contract for federal income tax purposes. The Treasury has issued regulations which set the standards for measuring the adequacy of any diversification. To be adequately diversified, each variable investment option must meet certain tests. Each sub-account's corresponding fund has represented that it will meet the diversification standards that apply to your policy. It is intended that Separate Account B, through the subaccounts, will satisfy these diversification requirements.


Opportunities - 133978

      Investor Control. Although earnings under non-qualified contracts are generally not taxed until withdrawn, the Internal Revenue Service (IRS) has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner's gross income. The Treasury announced that it will issue guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account. It is possible that the Treasury's position, when announced, may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.

      Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. See "Death Benefit Choices" for additional information on required distributions from non-qualified contracts.

      Non-Natural Persons. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser.

      Delayed Annuity Starting Date. If the Contract's annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

      Taxation of Distributions

      General. When a withdrawal from a non-qualified Contract occurs (including amounts paid to you under the MGWB rider), the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the contract at that time. Investment in the contract is generally equal to the amount of all contributions to the contract, less the aggregate amount of non-taxable distributions previously made. The contract value that applies for this purpose is unclear in some respects. For example, the living benefits provided under the Contract, i.e., the MGWB and MGIB, as well as the market value adjustment could increase the contract value that applies. Thus, the income on the Contracts could be higher than the amount of income that would be determined without regard to such benefits. As a result, you could have higher amounts of income than will be reported to you.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's investment in the contract.

      10% Penalty Tax. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

      o     made on or after the taxpayer reaches age 59 1/2;

      o     made on or after the death of a contract owner;

      o     attributable to the taxpayer's becoming disabled; or

      o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.


Opportunities - 133978

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

      Tax-Free Exchanges. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the "investment in the contract" in the old contract will carry over to the new contract. You should consult with your tax advisor regarding procedures for making Section 1035 exchanges.

If your Contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

      o First, from any remaining "investment in the contract" made prior to August 14, 1982 and exchanged into the Contract;

      o Next, from any "income on the contract" attributable to the investment made prior to August 14, 1982;

      o     Then, from any remaining "income on the contract"; and

      o     Lastly, from any remaining "investment in the contract".

The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. However, the IRS has reserved the right to treat transactions it considers abusive as ineligible for favorable partial 1035 tax-free exchange treatment. The IRS has not provided any additional guidance on what it considers abusive. It is not certain whether the IRS would treat an immediate withdrawal or annuitization after a partial exchange as abusive. In addition, it is unclear how the IRS will treat a partial exchange from a life insurance, endowment, or annuity contract directly into an immediate annuity. Currently, we will accept a partial 1035 exchange from a non-qualified annuity into a deferred annuity or an immediate annuity as a tax-free transaction unless we believe that we would be expected to treat the transaction as abusive. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. We strongly advise you to discuss any proposed 1035 exchange with your tax advisor prior to proceeding with the transaction.

      Taxation of Annuity Payments. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitizations, such as those associated with the MGIB benefit, as withdrawals rather than as annuity payments. Please consult your tax adviser before electing a partial annuitization.

      Death Benefits. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract value and receive payments. The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

      Assignments and Other Transfers. A transfer, pledge or assignment of ownership of a Contract, or the designation of an annuitant or payee other than an owner, may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, pledge, assignment, or designation or exchange, should consult a tax adviser as to the tax consequences.


Opportunities - 133978

      Immediate Annuities. Under section 72 of the Tax Code, an immediate annuity means an annuity (1) which is purchased with a single premium, (2) with annuity payments starting within one year from the date of purchase, and (3) which provides a series of substantially equal periodic payments made annually or more frequently. Treatment as an immediate annuity will have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-natural persons, and for certain policy exchanges.

      Multiple Contracts. The tax law requires that all non-qualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year are treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

      Withholding. We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.


Taxation of Qualified Contracts

      General

      The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

You will not generally pay taxes on earnings from the annuity contract described in this prospectus until they are withdrawn. When an annuity contract is used to fund one of these tax qualified retirement arrangements, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. Tax-qualified retirement arrangements under Tax Code sections 401(a), 401(k), 403(a), 403(b) or governmental 457 plans also generally defer payment of taxes on earnings until they are withdrawn (or in the case of a non-governmental 457 plan, paid or made available to you or a designated beneficiary). However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your local representative.

      Distributions - General

      For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the plan participant for whose benefit the contract is purchased (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the plan participant reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than by April 1 of the calendar year following the calendar year in which the individual contract owner reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death. Please note that required minimum distributions under qualified Contracts may be subject to surrender charge and/or market value adjustment, in accordance with the terms of the Contract. This could affect the amount that must be taken from the Contract in order to satisfy required minimum distributions.


Opportunities - 133978

      Direct Rollovers

      If the Contract is used in connection with a pension, profit-sharing, or annuity plan qualified under sections 401(a) or 403(a) of the Code, or is a tax-sheltered annuity under section 403(b) of the Code, or is used with an eligible deferred compensation plan that has a government sponsor and that is qualified under section 457(b), any "eligible rollover distribution" from the Contract will be subject to direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under section 401(a) of the Code, qualified annuity plan under section 403(a) of the Code, section 403(b) annuity or custodial account, or an eligible section 457(b) deferred compensation plan that has a government sponsor, excluding certain amounts (such as minimum distributions required under section 401(a)(9) of the Code, distributions which are part of a "series of substantially equal periodic payments" made for life or a specified period of 10 years or more, or hardship distributions as defined in the tax law).

Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, you will receive a notice (from the plan administrator or us) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

      Corporate and Self-Employed Pension and Profit Sharing Plans

      Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

      Individual Retirement Annuities - General

      Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. Also, amounts in another IRA or individual retirement account can be rolled over or transferred tax-free to an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans for Employees (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. If you make a tax-free rollover of a distribution from any of these IRAs, you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

      Individual Retirement Annuities - Distributions

      All distributions from a traditional IRA are taxed as received unless either one of the following is true:

      o The distribution is rolled over to a plan eligible to receive rollovers or to another traditional IRA or certain qualified plans in accordance with the Tax Code; or

      o You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.


Opportunities - 133978

To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. The requirements do not apply to Roth IRA contracts while the owner is living. These rules may dictate one or more of the following:

      o     Start date for distributions;

      o The time period in which all amounts in your account(s) must be distributed; or

      o     Distribution amounts.

Generally, you must begin receiving distributions from a traditional IRA by April 1 of the calendar year following the calendar year in which you attain age 70 1/2. We must pay out distributions from the contract over one of the following time periods:

      o Over your life or the joint lives of you and your designated beneficiary; or

      o Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

The amount of each periodic distribution must be calculated in accordance with IRS regulations. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

The following applies to the distribution of death proceeds under 408(b) and 408A (Roth IRA - See below) plans. Different distribution requirements apply after your death.

If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Code section 401(a)(9) provides specific rules for calculating the required minimum distributions at your death. The death benefit under the contract and also certain other contract benefits, such as living benefits, may affect the amount of the required minimum distribution that must be taken.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2004, your entire balance must be distributed to the designated beneficiary by December 31, 2009. However, if the distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time frames:

      o     Over the life of the designated beneficiary; or

      o Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

      o December 31 of the calendar year following the calendar year of your death; or

      o December 31 of the calendar year in which you would have attained age 70 1/2.

      Roth IRAs - General

      Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to limits on the amount of the contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or SIMPLE IRA, to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA from which the rollover was made within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.


Opportunities - 133978

      Roth IRAs - Distributions

      A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

      o Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and

      o Made after you attain age 59 1/2, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. Under special ordering rules, a partial distribution will first be treated generally as a return of contributions which is not taxable and then as taxable accumulated earnings.

      Tax Sheltered Annuities - General

      Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (Social Security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Distributions allocable to salary reduction contributions, but not earnings on such contributions, may also be distributed upon hardship. Certain penalties may apply.

      Tax Sheltered Annuities - Loans

      Loans may be available if you purchased your contract in connection with a non-ERISA plan qualified under Section 403(b) of the Code ("TSA"). We do not currently permit loans under Section 403(b) Contracts that are subject to ERISA. If your contract was issued in connection with a TSA and the terms of your plan permit, you may take a loan from us, using your surrender value as collateral for the loan. Loans are subject to the terms of the Contract, your 403(b) plan, the Code and other federal and state regulations. The amount and number of loans outstanding at any one time under your TSA are limited, whether under our contracts or those of other carriers. We may modify the terms of a loan to comply with changes in applicable law. Various mandatory repayment requirements apply to loans, and failure to repay generally would result in income to you and the potential application of tax penalties. We urge you to consult with a qualified tax advisor prior to effecting a loan transaction under your Contract. We may apply additional restrictions or limitations on loans, and you must make loan requests in accordance with our administrative practices and loan request procedures in effect at the time you submit your request. Read the terms of the loan agreement before submitting any request.

Any outstanding loan balance impacts the following:

      o Withdrawals and Charges: We determine amounts available for maximum withdrawal amounts, free partial withdrawals, systematic withdrawals and waiver of administrative charges by reducing the otherwise applicable amounts by the amount of any outstanding loan balance.

      o Death Benefits, Annuitization and Surrenders: We deduct the outstanding loan balance from any amounts otherwise payable and in determining the amount available for annuitization.

      o     Riders:

                Minimum Guaranteed Income Benefit ("MGIB") Rider. If you
                  exercise the MGIB rider, we reduce the MGIB Base by an amount equal to the ratio of the outstanding loan balance to the contract value multiplied by the MGIB Base.

                Minimum Guaranteed Withdrawal Benefit ("MGWB") Rider. The
                  portion of the contract value used to pay off the outstanding loan balance will reduce the MGWB Withdrawal Account. We do not recommend the MGWB rider if loans are contemplated.

Tax Sheltered Annuities - Distributions

All distributions from Section 403(b) plans are taxed as received unless either of the following is true:


Opportunities - 133978

      o The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account
            (IRA) in accordance with the Tax Code; or

      o You made after-tax contributions to the plan. In this case, the amount will be taxed according to rules detailed in the Tax Code.

Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later, unless you had amounts under the contract as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. The death benefit under the contract and also certain other contract benefits, such as the living benefits, may affect the amount of the required minimum distribution that must be taken. If you take any distributions in excess of the required minimum amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.

Tax Consequences of Enhanced Death Benefit

The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to participants. Also, as stated above, the presence of the death benefit, as well as certain other contract benefits, could affect the amount of required minimum distributions.


Other Tax Consequences

As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.


Possible Changes in Taxation

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.


Federal Income Tax Withholding

We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax, as explained above. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments (including withdrawals prior to the annuity starting date) and conversions of, and rollovers from, non-Roth IRAs to Roth IRAs. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.


Assignments

Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than: a plan participant as a means to provide benefit payments; an alternate payee under a qualified domestic relations order in accordance with code section 414(p); or to the Company as collateral for a loan.


Opportunities - 133978

Taxation of Company

We are taxed as a life insurance company under the Tax Code. The Separate Account is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company," but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.


Opportunities - 133978

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.


Opportunities - 133978

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


      Table of Contents
      Item
      Introduction
      Description of ING USA Annuity and Life Insurance Company
      Safekeeping of Assets
      The Administrator
      Independent Auditors
      Distribution of Contracts
      Performance Information
      IRA Partial Withdrawal Option
      Other Information
      Financial Statements of ING USA Annuity and Life Insurance Company
       (formerly Golden American Life Insurance Company) Financial Statements of ING USA Annuity and Life Insurance Company Separate Account B (formerly Golden American Separate
      Account B)


--------------------------------------------------------------------------------

Please tear off, complete and return the form below to order a free Statement of Additional Information for the Contracts offered under the prospectus or the most recent annual and/or quarterly report of ING USA Annuity and Life Insurance Company, free of charge. Address the form to our Customer Service Center; the address is shown on the prospectus cover.

 - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

PLEASE SEND ME:

|_|   A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE
      ACCOUNT B

|_| A FREE COPY OF THE MOST RECENT ANNUAL AND/OR QUARTERLY REPORT OF ING USA ANNUITY AND LIFE INSURANCE COMPANY


Please Print or Type:

                               _________________________________________________
                               Name

                               _________________________________________________
                               Social Security Number

                               _________________________________________________
                               Street Address

                               _________________________________________________
                               City, State, Zip



Opportunities - 133978                                                12/XX/2004

 - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -


Opportunities - 133978

--------------------------------------------------------------------------------
APPENDIX A
--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2003, the following tables give (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of ING USA Separate Account B (formerly Golden American Separate Account B) available under the Contract for the indicated periods.

                                                          2003             2002            2001             2000
                                                  ----------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.40 %

      AIM VI DENT DEMOGRAPHIC
           AUV at Beginning of Period                       $7.34           $10.99           $10.00 (5)
           AUV at End of Period                             $9.94            $7.34           $10.99
           Number of Accumulation Units
              Outstanding at End of Period                756,657          218,094           16,786

      COLONIAL SMALL CAP VALUE
           AUV at Beginning of Period                      $10.00 (13)
           AUV at End of Period                            $13.85
           Number of Accumulation Units
              Outstanding at End of Period                368,372

      FIDELITY VIP EQUITY-INCOME
           AUV at Beginning of Period                       $7.83            $9.59           $10.00 (5)
           AUV at End of Period                            $10.04            $7.83            $9.59
           Number of Accumulation Units
              Outstanding at End of Period              2,275,054          478,395                0

      FIDELITY VIP GROWTH
           AUV at Beginning of Period                       $6.37            $9.27 (6)
           AUV at End of Period                             $8.33            $6.37
           Number of Accumulation Units
              Outstanding at End of Period              3,326,845          523,176

      ING AIM MID CAP GROWTH
           AUV at Beginning of Period                       $9.65           $10.00 (7)
           AUV at End of Period                            $13.68            $9.65
           Number of Accumulation Units
              Outstanding at End of Period                 44,566            4,900

      ING ALLIANCE MID CAP GROWTH
           AUV at Beginning of Period                      $10.46           $10.00 (7)
           AUV at End of Period                            $17.21           $10.46
           Number of Accumulation Units
              Outstanding at End of Period                 81,438            1,843

      ING AMERICAN FUNDS GROWTH
           AUV at Beginning of Period                      $10.00 (11)
           AUV at End of Period                            $10.77
           Number of Accumulation Units
              Outstanding at End of Period              1,647,654

      ING AMERICAN FUNDS GROWTH-INCOME
           AUV at Beginning of Period                      $10.00 (11)
           AUV at End of Period                            $10.99
           Number of Accumulation Units
              Outstanding at End of Period              1,032,491

      ING AMERICAN FUNDS INTERNATIONAL
           AUV at Beginning of Period                      $10.00 (11)
           AUV at End of Period                            $11.62
           Number of Accumulation Units
              Outstanding at End of Period                589,077

                                                         1999             1998
                                                  -------------------------------
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.40 %

      AIM VI DENT DEMOGRAPHIC
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      COLONIAL SMALL CAP VALUE
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      FIDELITY VIP EQUITY-INCOME
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      FIDELITY VIP GROWTH
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING AIM MID CAP GROWTH
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING ALLIANCE MID CAP GROWTH
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING AMERICAN FUNDS GROWTH
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING AMERICAN FUNDS GROWTH-INCOME
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING AMERICAN FUNDS INTERNATIONAL
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period


Opportunties - 133978


                                       A1

                                                          2003             2002            2001             2000
                                                  ----------------------------------------------------------------
      ING CAPITAL GUARDIAN LARGE CAP VALUE
           AUV at Beginning of Period                      $10.27           $10.00 (7)
           AUV at End of Period                            $13.81           $10.27
           Number of Accumulation Units
              Outstanding at End of Period                190,135            8,772

      ING CAPITAL GUARDIAN MANAGED GLOBAL
           AUV at Beginning of Period                      $10.24           $10.00 (7)
           AUV at End of Period                            $13.76           $10.24
           Number of Accumulation Units
              Outstanding at End of Period                 21,176                0

      ING CAPITAL GUARDIAN SMALL CAP
           AUV at Beginning of Period                       $9.73           $10.00 (7)
           AUV at End of Period                            $13.45            $9.73
           Number of Accumulation Units
              Outstanding at End of Period                 81,529            5,341

      ING DEVELOPING WORLD
           AUV at Beginning of Period                       $9.71           $10.00 (7)
           AUV at End of Period                            $14.00            $9.71
           Number of Accumulation Units
              Outstanding at End of Period                 30,921              521

      ING EAGLE ASSET VALUE EQUITY
           AUV at Beginning of Period                       $9.63           $10.00 (7)
           AUV at End of Period                            $11.87            $9.63
           Number of Accumulation Units
              Outstanding at End of Period                 21,737            4,330

      ING FMR(SM) DIVERSIFIED MID-CAP
           AUV at Beginning of Period                       $9.48           $10.00 (7)
           AUV at End of Period                            $12.46            $9.48
           Number of Accumulation Units
              Outstanding at End of Period                 85,074            5,408

      ING GET FUND - SERIES T
           AUV at Beginning of Period                      $10.08           $10.00
           AUV at End of Period                            $10.47           $10.08
           Number of Accumulation Units
              Outstanding at End of Period                333,165           50,401

      ING GET FUND - SERIES U
           AUV at Beginning of Period                      $10.00           $10.00 (8)
           AUV at End of Period                            $10.55           $10.00
           Number of Accumulation Units
              Outstanding at End of Period                818,118                0

      ING GET FUND - SERIES V
           AUV at Beginning of Period                      $10.00 (9)
           AUV at End of Period                             $9.73
           Number of Accumulation Units
              Outstanding at End of Period              1,026,988

      ING GET U.S. CORE PORTFOLIO - SERIES 1
           AUV at Beginning of Period                      $10.00 (9)
           AUV at End of Period                            $10.25
           Number of Accumulation Units
              Outstanding at End of Period                390,747

      ING GET U.S. CORE PORTFOLIO - SERIES 2
           AUV at Beginning of Period                      $10.00 (12)
           AUV at End of Period                            $10.03
           Number of Accumulation Units
              Outstanding at End of Period                413,658

      ING GET U.S. CORE PORTFOLIO - SERIES 3
           AUV at Beginning of Period                      $10.00 (14)
           AUV at End of Period                            $10.00
           Number of Accumulation Units
              Outstanding at End of Period                  8,296

      ING GOLDMAN SACHS INTERNET TOLLKEEPER
           AUV at Beginning of Period                      $10.42           $10.00 (7)
           AUV at End of Period                            $14.46           $10.42
           Number of Accumulation Units
              Outstanding at End of Period                 36,659              335

                                                       1999             1998
                                                  -----------------------------
      ING CAPITAL GUARDIAN LARGE CAP VALUE
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING CAPITAL GUARDIAN MANAGED GLOBAL
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING CAPITAL GUARDIAN SMALL CAP
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING DEVELOPING WORLD
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING EAGLE ASSET VALUE EQUITY
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING FMR(SM) DIVERSIFIED MID-CAP
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING GET FUND - SERIES T
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING GET FUND - SERIES U
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING GET FUND - SERIES V
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING GET U.S. CORE PORTFOLIO - SERIES 1
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING GET U.S. CORE PORTFOLIO - SERIES 2
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING GET U.S. CORE PORTFOLIO - SERIES 3
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING GOLDMAN SACHS INTERNET TOLLKEEPER
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period


Opportunties - 133978


                                       A2

                                                          2003             2002            2001             2000
                                                  -----------------------------------------------------------------
      ING HARD ASSETS
           AUV at Beginning of Period                       $9.83           $10.00 (7)
           AUV at End of Period                            $14.74            $9.83
           Number of Accumulation Units
              Outstanding at End of Period                 53,933            1,119

      ING INTERNATIONAL EQUITY
           AUV at Beginning of Period                       $9.80           $10.00 (7)
           AUV at End of Period                            $12.47            $9.80
           Number of Accumulation Units
              Outstanding at End of Period                 77,931            2,275

      ING JANUS GROWTH AND INCOME
           AUV at Beginning of Period                       $9.73           $10.00 (7)
           AUV at End of Period                            $11.73            $9.73
           Number of Accumulation Units
              Outstanding at End of Period                128,810           20,266

      ING JANUS SPECIAL EQUITY
           AUV at Beginning of Period                       $9.63           $10.00 (7)
           AUV at End of Period                            $14.27            $9.63
           Number of Accumulation Units
              Outstanding at End of Period                 10,724            2,146

      ING JENNISON EQUITY OPPORTUNITY
           AUV at Beginning of Period                       $9.75           $10.00 (7)
           AUV at End of Period                            $12.59            $9.75
           Number of Accumulation Units
              Outstanding at End of Period                 29,761              169

      ING JP MORGAN FLEMING INTERNATIONAL
           AUV at Beginning of Period                      $10.00 (11)
           AUV at End of Period                            $11.87
           Number of Accumulation Units
              Outstanding at End of Period                 75,922

      ING JP MORGAN FLEMING SMALLCAP
           AUV at Beginning of Period                       $9.49           $10.00 (7)
           AUV at End of Period                            $12.52            $9.49
           Number of Accumulation Units
              Outstanding at End of Period                285,412           12,547

      ING JULIUS BAER FOREIGN
           AUV at Beginning of Period                       $9.76           $10.00 (7)
           AUV at End of Period                            $12.60            $9.76
           Number of Accumulation Units
              Outstanding at End of Period                 34,037            3,935

      ING LIQUID ASSETS
           AUV at Beginning of Period                       $9.99           $10.00 (7)
           AUV at End of Period                             $9.91            $9.99
           Number of Accumulation Units
              Outstanding at End of Period                186,420           28,048

      ING MARSICO GROWTH
           AUV at Beginning of Period                       $9.78           $10.00 (7)
           AUV at End of Period                            $12.79            $9.78
           Number of Accumulation Units
              Outstanding at End of Period                117,513            4,338

      ING MERCURY FOCUS VALUE
           AUV at Beginning of Period                      $10.17           $10.00 (7)
           AUV at End of Period                            $13.15           $10.17
           Number of Accumulation Units
              Outstanding at End of Period                  9,361                0

      ING MERCURY FUNDAMENTAL GROWTH
           AUV at Beginning of Period                       $9.45           $10.00 (7)
           AUV at End of Period                            $11.81            $9.45
           Number of Accumulation Units
              Outstanding at End of Period                 15,560            4,050

                                                          1999             1998
                                                  --------------------------------
      ING HARD ASSETS
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING INTERNATIONAL EQUITY
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING JANUS GROWTH AND INCOME
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING JANUS SPECIAL EQUITY
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING JENNISON EQUITY OPPORTUNITY
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING JP MORGAN FLEMING INTERNATIONAL
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING JP MORGAN FLEMING SMALLCAP
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING JULIUS BAER FOREIGN
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING LIQUID ASSETS
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING MARSICO GROWTH
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING MERCURY FOCUS VALUE
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING MERCURY FUNDAMENTAL GROWTH
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period


Opportunties - 133978


                                       A3

                                                          2003             2002            2001             2000
                                                  -----------------------------------------------------------------
      ING MFS MID CAP GROWTH
           AUV at Beginning of Period                       $9.77           $10.00 (7)
           AUV at End of Period                            $13.39            $9.77
           Number of Accumulation Units
              Outstanding at End of Period                150,863            2,631

      ING MFS RESEARCH
           AUV at Beginning of Period                       $9.72           $10.00 (7)
           AUV at End of Period                            $11.92            $9.72
           Number of Accumulation Units
              Outstanding at End of Period                 20,423            3,274

      ING MFS TOTAL RETURN
           AUV at Beginning of Period                      $10.04           $10.00 (7)
           AUV at End of Period                            $11.53           $10.04
           Number of Accumulation Units
              Outstanding at End of Period                291,541           14,499

      ING PIMCO CORE BOND
           AUV at Beginning of Period                      $10.26           $10.00 (7)
           AUV at End of Period                            $10.57           $10.26
           Number of Accumulation Units
              Outstanding at End of Period                295,463           27,863

      ING SALOMON BROTHERS AGGRESSIVE GROWTH
           AUV at Beginning of Period                      $10.00 (11)
           AUV at End of Period                            $10.82
           Number of Accumulation Units
              Outstanding at End of Period                100,971

      ING SALOMON BROTHERS ALL CAP
           AUV at Beginning of Period                       $9.53           $10.00 (7)
           AUV at End of Period                            $13.04            $9.53
           Number of Accumulation Units
              Outstanding at End of Period                 97,127            3,130

      ING SALOMON BROTHERS INVESTORS
           AUV at Beginning of Period                       $9.76           $10.00 (7)
           AUV at End of Period                            $12.61            $9.76
           Number of Accumulation Units
              Outstanding at End of Period                 14,637                0

      ING T. ROWE PRICE CAPITAL APPRECIATION
           AUV at Beginning of Period                      $10.01           $10.00 (7)
           AUV at End of Period                            $12.33           $10.01
           Number of Accumulation Units
              Outstanding at End of Period                261,452            8,750

      ING T. ROWE PRICE EQUITY INCOME
           AUV at Beginning of Period                       $9.83           $10.00 (7)
           AUV at End of Period                            $12.12            $9.83
           Number of Accumulation Units
              Outstanding at End of Period                170,839           14,865

      ING VAN KAMPEN COMSTOCK
           AUV at Beginning of Period                       $8.30           $10.00 (6)
           AUV at End of Period                            $10.61            $8.30
           Number of Accumulation Units
              Outstanding at End of Period                535,743           28,766

      ING VAN KAMPEN EQUITY GROWTH
           AUV at Beginning of Period                       $9.64           $10.00 (7)
           AUV at End of Period                            $11.75            $9.64
           Number of Accumulation Units
              Outstanding at End of Period                 75,034              501

      ING VAN KAMPEN GLOBAL FRANCHISE
           AUV at Beginning of Period                       $9.52           $10.00 (7)
           AUV at End of Period                            $11.82            $9.52
           Number of Accumulation Units
              Outstanding at End of Period                315,604           29,031

      ING VAN KAMPEN GROWTH & INCOME
           AUV at Beginning of Period                       $9.79           $10.00 (7)
           AUV at End of Period                            $12.33            $9.79
           Number of Accumulation Units
              Outstanding at End of Period                395,948           42,614

                                                          1999             1998
                                                  --------------------------------
      ING MFS MID CAP GROWTH
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING MFS RESEARCH
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING MFS TOTAL RETURN
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING PIMCO CORE BOND
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING SALOMON BROTHERS AGGRESSIVE GROWTH
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING SALOMON BROTHERS ALL CAP
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING SALOMON BROTHERS INVESTORS
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING T. ROWE PRICE CAPITAL APPRECIATION
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING T. ROWE PRICE EQUITY INCOME
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING VAN KAMPEN COMSTOCK
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING VAN KAMPEN EQUITY GROWTH
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING VAN KAMPEN GLOBAL FRANCHISE
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING VAN KAMPEN GROWTH & INCOME
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period


Opportunties - 133978


                                       A4

                                                          2003             2002            2001             2000
                                                  ----------------------------------------------------------------------
      ING VAN KAMPEN REAL ESTATE
           AUV at Beginning of Period                       $9.61           $10.00 (7)
           AUV at End of Period                            $13.03            $9.61
           Number of Accumulation Units
              Outstanding at End of Period                100,982           12,247

      ING VP BOND PORTFOLIO
           AUV at Beginning of Period                      $10.64           $10.00 (6)
           AUV at End of Period                            $11.13           $10.64
           Number of Accumulation Units
              Outstanding at End of Period              1,026,869          719,279

      ING VP GROWTH OPPORTUNITIES
           AUV at Beginning of Period                       $5.26            $7.79           $10.00 (4)
           AUV at End of Period                             $6.87            $5.26            $7.79
           Number of Accumulation Units
              Outstanding at End of Period                351,904          143,307           82,839

      ING VP INDEX PLUS LARGE CAP
           AUV at Beginning of Period                      $10.00 (10)
           AUV at End of Period                             $8.98
           Number of Accumulation Units
              Outstanding at End of Period                494,773

      ING VP MAGNACAP
           AUV at Beginning of Period                       $7.10            $9.35           $10.00 (4)
           AUV at End of Period                             $9.15            $7.10            $9.35
           Number of Accumulation Units
              Outstanding at End of Period                337,837          211,733           38,846

      ING VP SMALLCAP OPPORTUNITIES
           AUV at Beginning of Period                       $4.62            $8.33           $10.00 (4)
           AUV at End of Period                             $6.31            $4.62            $8.33
           Number of Accumulation Units
              Outstanding at End of Period              1,851,941          774,557          180,638

      ING VP WORLDWIDE GROWTH
           AUV at Beginning of Period                       $5.21            $7.02            $8.75           $10.00 (2)
           AUV at End of Period                             $6.63            $5.21            $7.02            $8.75
           Number of Accumulation Units
              Outstanding at End of Period                797,575          467,247          306,137          110,552

      INVESCO VIF HEALTH SCIENCES
           AUV at Beginning of Period                       $7.65           $10.27           $10.00 (5)
           AUV at End of Period                             $9.64            $7.65           $10.27
           Number of Accumulation Units
              Outstanding at End of Period              1,026,392          351,424           20,414

      INVESCO VIF LEISURE FUND
           AUV at Beginning of Period                       $8.44           $10.00 (6)
           AUV at End of Period                            $10.71            $8.44
           Number of Accumulation Units
              Outstanding at End of Period                355,401           69,607

      INVESCO VIF FINANCIAL SERVICES
           AUV at Beginning of Period                       $7.86            $9.37           $10.00 (5)
           AUV at End of Period                            $10.04            $7.86            $9.37
           Number of Accumulation Units
              Outstanding at End of Period                803,207          584,090           28,966

      INVESCO VIF UTILITIES
           AUV at Beginning of Period                       $6.37            $8.11           $10.00 (5)
           AUV at End of Period                             $7.38            $6.37            $8.11
           Number of Accumulation Units
              Outstanding at End of Period                310,305          127,144            5,341

      JENNISON PORTFOLIO
           AUV at Beginning of Period                       $4.27            $6.30            $7.85           $10.00 (2)
           AUV at End of Period                             $5.46            $4.27            $6.30            $7.85
           Number of Accumulation Units
              Outstanding at End of Period              1,121,854        1,009,408        1,264,693          194,916

      PIMCO HIGH YIELD PORTFOLIO
           AUV at Beginning of Period                       $9.84           $10.10           $10.01           $10.24
           AUV at End of Period                            $11.92            $9.84           $10.10           $10.01
           Number of Accumulation Units
              Outstanding at End of Period              8,588,671        6,193,058        5,836,177        5,140,416

                                                      1999             1998
                                                  ----------------------------
      ING VAN KAMPEN REAL ESTATE
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING VP BOND PORTFOLIO
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING VP GROWTH OPPORTUNITIES
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING VP INDEX PLUS LARGE CAP
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING VP MAGNACAP
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING VP SMALLCAP OPPORTUNITIES
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      ING VP WORLDWIDE GROWTH
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      INVESCO VIF HEALTH SCIENCES
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      INVESCO VIF LEISURE FUND
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      INVESCO VIF FINANCIAL SERVICES
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      INVESCO VIF UTILITIES
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      JENNISON PORTFOLIO
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      PIMCO HIGH YIELD PORTFOLIO
           AUV at Beginning of Period                    $10.08           $10.00 (1)
           AUV at End of Period                          $10.24           $10.08
           Number of Accumulation Units
              Outstanding at End of Period            5,053,972        1,630,971


Opportunties - 133978


                                       A5

                                                          2003             2002            2001             2000
                                                  ---------------------------------------------------------------------
      PIONEER FUND VCT
           AUV at Beginning of Period                       $7.47            $9.39           $10.00 (5)
           AUV at End of Period                             $9.09            $7.47            $9.39
           Number of Accumulation Units
              Outstanding at End of Period                928,547          291,461           27,047

      PIONEER MID CAP VALUE VCT
           AUV at Beginning of Period                       $9.36           $10.72           $10.00 (5)
           AUV at End of Period                            $12.66            $9.36           $10.72
           Number of Accumulation Units
              Outstanding at End of Period              2,142,901          983,559          170,276

      PROFUND VP BULL
           AUV at Beginning of Period                       $6.67            $8.90           $10.00 (4)
           AUV at End of Period                             $8.26            $6.67            $8.90
           Number of Accumulation Units
              Outstanding at End of Period              1,824,762        1,231,933          805,047

      PROFUND VP EUROPE 30
           AUV at Beginning of Period                       $6.05            $8.27           $10.00 (4)
           AUV at End of Period                             $8.28            $6.05            $8.27
           Number of Accumulation Units
              Outstanding at End of Period                648,934          257,910            8,429

      PROFUND VP RISING RATES OPPORTUNITY
           AUV at Beginning of Period                       $7.21 (12)
           AUV at End of Period                             $9.37
           Number of Accumulation Units
              Outstanding at End of Period                 98,866

      PROFUND VP SMALL CAP
           AUV at Beginning of Period                       $7.21            $9.43           $10.00 (4)
           AUV at End of Period                            $10.15            $7.21            $9.43
           Number of Accumulation Units
              Outstanding at End of Period              2,307,338        1,755,682        1,134,989

      SP JENNISON INTERNATIONAL GROWTH
           AUV at Beginning of Period                       $4.12            $5.41            $8.56           $10.00 (3)
           AUV at End of Period                             $5.65            $4.12            $5.41            $8.56
           Number of Accumulation Units
              Outstanding at End of Period              1,723,767          535,933          294,591           65,551

                                                      1999             1998
                                                  ----------------------------
      PIONEER FUND VCT
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      PIONEER MID CAP VALUE VCT
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      PROFUND VP BULL
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      PROFUND VP EUROPE 30
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      PROFUND VP RISING RATES OPPORTUNITY
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      PROFUND VP SMALL CAP
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      SP JENNISON INTERNATIONAL GROWTH
           AUV at Beginning of Period
           AUV at End of Period
           Number of Accumulation Units
              Outstanding at End of Period

      FOOTNOTES
      (1)  Fund First Available during May 1998                (9)   Fund First Available during June 2003
      (2)  Fund First Available during May 2000               (10)   Fund First Available during August 2003
      (3)  Fund First Available during October 2000           (11)   Fund First Available during September 2003
      (4)  Fund First Available during May 2001               (12)   Fund First Available during October 2003
      (5)  Fund First Available during November 2001          (13)   Fund First Available during November 2003
      (6)  Fund First Available during May 2002               (14)   Fund First Available during December 2003
      (7)  Fund First Available during September 2002
      (8)  Fund First Available during December 2002

                                                          2003             2002            2001             2000
                                                  -------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.65 %

      AIM VI DENT DEMOGRAPHIC
           AUV at Beginning of Period                       $7.32           $10.99           $10.00 (5)
           AUV at End of Period                             $9.89            $7.32           $10.99
           Number of Accumulation Units
              Outstanding at End of Period                343,647           95,005            9,170

      COLONIAL SMALL CAP VALUE
           AUV at Beginning of Period                      $10.00 (13)
           AUV at End of Period                            $13.83
           Number of Accumulation Units
              Outstanding at End of Period                202,533

      FIDELITY VIP EQUITY-INC
           AUV at Beginning of Period                       $7.80            $9.58           $10.00 (5)
           AUV at End of Period                             $9.98            $7.80            $9.58
           Number of Accumulation Units
              Outstanding at End of Period                947,458          177,883                0


Opportunties - 133978


                                       A6

                                                          2003             2002            2001             2000
                                                  -------------------------------------------------------------------
      FIDELITY VIP GROWTH
           AUV at Beginning of Period                       $6.35            $9.26 (6)
           AUV at End of Period                             $8.28            $6.35
           Number of Accumulation Units
              Outstanding at End of Period              1,641,662          202,569

      ING AIM MID CAP GROWTH
           AUV at Beginning of Period                       $9.64           $10.00 (7)
           AUV at End of Period                            $13.63            $9.64
           Number of Accumulation Units
              Outstanding at End of Period                 20,359            1,511

      ING ALLIANCE MID CAP GROWTH
           AUV at Beginning of Period                      $10.45           $10.00 (7)
           AUV at End of Period                            $17.15           $10.45
           Number of Accumulation Units
               Outstanding at End of Period                 13,026              341

      ING AMERICAN FUNDS GROWTH
           AUV at Beginning of Period                      $10.00 (11)
           AUV at End of Period                            $10.76
           Number of Accumulation Units
              Outstanding at End of Period              1,003,541

      ING AMERICAN FUNDS GROWTH-INCOME
           AUV at Beginning of Period                      $10.00 (11)
           AUV at End of Period                            $10.98
           Number of Accumulation Units
              Outstanding at End of Period                536,261

      ING AMERICAN FUNDS INTERNATIONA
           AUV at Beginning of Period                      $10.00 (11)
           AUV at End of Period                            $11.61
           Number of Accumulation Units
              Outstanding at End of Period                841,840

      ING CAPITAL GUARDIAN LARGE CAP VALUE
           AUV at Beginning of Period                      $10.26           $10.00 (7)
           AUV at End of Period                            $13.76           $10.26
           Number of Accumulation Units
              Outstanding at End of Period                 12,222              221

      ING CAPITAL GUARDIAN MANAGED GLOBAL
           AUV at Beginning of Period                      $10.23           $10.00 (7)
           AUV at End of Period                            $13.72           $10.23
           Number of Accumulation Units
              Outstanding at End of Period                  6,003                0

      ING CAPITAL GUARDIAN SMALL CAP
           AUV at Beginning of Period                       $9.73           $10.00 (7)
           AUV at End of Period                            $13.40            $9.73
           Number of Accumulation Units
              Outstanding at End of Period                 14,297                0

      ING DEVELOPING WORLD
           AUV at Beginning of Period                       $9.70           $10.00 (7)
           AUV at End of Period                            $13.96            $9.70
           Number of Accumulation Units
              Outstanding at End of Period                 18,761            5,950

      ING EAGLE ASSET VALUE EQUITY
           AUV at Beginning of Period                       $9.62           $10.00 (7)
           AUV at End of Period                            $11.83            $9.62
           Number of Accumulation Units
              Outstanding at End of Period                    882                0

      ING FMR(SM) DIVERSIFIED MID-CAP
           AUV at Beginning of Period                       $9.47           $10.00 (7)
           AUV at End of Period                            $12.42            $9.47
           Number of Accumulation Units
              Outstanding at End of Period                 18,203              243

      ING GET FUND - SERIES T
           AUV at Beginning of Period                      $10.07           $10.00
           AUV at End of Period                            $10.43           $10.07
           Number of Accumulation Units
              Outstanding at End of Period                 19,502           19,504


Opportunties - 133978


                                       A7

                                                          2003             2002            2001             2000
                                                  -------------------------------------------------------------------
      ING GET FUND - SERIES U
           AUV at Beginning of Period                      $10.00           $10.00 (8)
           AUV at End of Period                            $10.52           $10.00
           Number of Accumulation Units
              Outstanding at End of Period                  6,370                0

      ING GET FUND - SERIES V
           AUV at Beginning of Period                      $10.00 (9)
           AUV at End of Period                             $9.71
           Number of Accumulation Units
              Outstanding at End of Period                 57,052

      ING GET U.S. CORE PORTFOLIO - SERIES 1
           AUV at Beginning of Period                      $10.00 (9)
           AUV at End of Period                            $10.24
           Number of Accumulation Units
              Outstanding at End of Period                 56,854

      ING GET U.S. CORE PORTFOLIO - SERIES 2
           AUV at Beginning of Period                      $10.00 (14)
           AUV at End of Period                            $10.03
           Number of Accumulation Units
              Outstanding at End of Period                 25,109

      ING GOLDMAN SACHS INTERNET TOLLKEEPER
           AUV at Beginning of Period                      $10.41           $10.00 (7)
           AUV at End of Period                            $14.41           $10.41
           Number of Accumulation Units
              Outstanding at End of Period                  8,036            1,329

      ING HARD ASSETS
           AUV at Beginning of Period                       $9.82           $10.00 (7)
           AUV at End of Period                            $14.70            $9.82
           Number of Accumulation Units
              Outstanding at End of Period                 13,334              240

      ING INTERNATIONAL EQUITY
           AUV at Beginning of Period                       $9.79           $10.00 (7)
           AUV at End of Period                            $12.43            $9.79
           Number of Accumulation Units
              Outstanding at End of Period                 17,849                0

      ING JANUS GROWTH AND INCOME
           AUV at Beginning of Period                       $9.72           $10.00 (7)
           AUV at End of Period                            $11.69            $9.72
           Number of Accumulation Units
              Outstanding at End of Period                 57,280            6,270

      ING JANUS SPECIAL EQUITY
           AUV at Beginning of Period                       $9.63           $10.00 (7)
           AUV at End of Period                            $14.22            $9.63
           Number of Accumulation Units
              Outstanding at End of Period                  1,155                0

      ING JENNISON EQUITY OPPORTUNITY
           AUV at Beginning of Period                       $9.75           $10.00 (7)
           AUV at End of Period                            $12.55            $9.75
           Number of Accumulation Units
              Outstanding at End of Period                  3,200                0

      ING JP MORGAN FLEMING INTERNATIONAL
           AUV at Beginning of Period                      $10.00 (11)
           AUV at End of Period                            $11.86
           Number of Accumulation Units
              Outstanding at End of Period                 56,919

      ING JP MORGAN FLEMING SMALLCAP
           AUV at Beginning of Period                       $9.48           $10.00 (7)
           AUV at End of Period                            $12.48            $9.48
           Number of Accumulation Units
              Outstanding at End of Period                 64,681           11,333

      ING JULIUS BAER FOREIGN
           AUV at Beginning of Period                       $9.75           $10.00 (7)
           AUV at End of Period                            $12.55            $9.75
           Number of Accumulation Units
              Outstanding at End of Period                  8,493                0


Opportunties - 133978


                                       A8

                                                          2003             2002            2001             2000
                                                  -------------------------------------------------------------------
      ING LIQUID ASSETS
           AUV at Beginning of Period                       $9.98           $10.00 (7)
           AUV at End of Period                             $9.88            $9.98
           Number of Accumulation Units
              Outstanding at End of Period                 16,707           14,647

      ING MARSICO GROWTH
           AUV at Beginning of Period                       $9.77           $10.00 (7)
           AUV at End of Period                            $12.74            $9.77
           Number of Accumulation Units
              Outstanding at End of Period                 34,151            2,873

      ING MERCURY FOCUS VALUE
           AUV at Beginning of Period                      $10.17           $10.00 (7)
           AUV at End of Period                            $13.10           $10.17
           Number of Accumulation Units
              Outstanding at End of Period                  1,782              223

      ING MERCURY FUNDAMENTAL GROWTH
           AUV at Beginning of Period                       $9.44           $10.00 (7)
           AUV at End of Period                            $11.77            $9.44
           Number of Accumulation Units
              Outstanding at End of Period                  2,611                0

      ING MFS MID CAP GROWTH
           AUV at Beginning of Period                       $9.76           $10.00 (7)
           AUV at End of Period                            $13.34            $9.76
           Number of Accumulation Units
              Outstanding at End of Period                 30,840            1,466

      ING MFS RESEARCH
           AUV at Beginning of Period                       $9.71           $10.00 (7)
           AUV at End of Period                            $11.88            $9.71
           Number of Accumulation Units
              Outstanding at End of Period                  3,881            2,961

      ING MFS TOTAL RETURN
           AUV at Beginning of Period                      $10.04           $10.00 (7)
           AUV at End of Period                            $11.49           $10.04
           Number of Accumulation Units
              Outstanding at End of Period                112,170                0

      ING PIMCO CORE BOND
           AUV at Beginning of Period                      $10.25           $10.00 (7)
           AUV at End of Period                            $10.53           $10.25
           Number of Accumulation Units
              Outstanding at End of Period                 80,577            6,368

      ING SALOMON BROTHERS ALL CAP
           AUV at Beginning of Period                       $9.53           $10.00 (7)
           AUV at End of Period                            $13.00            $9.53
           Number of Accumulation Units
              Outstanding at End of Period                 37,942            2,247

      ING SALOMON BROTHERS INVESTORS
           AUV at Beginning of Period                       $9.75           $10.00 (7)
           AUV at End of Period                            $12.57            $9.75
           Number of Accumulation Units
              Outstanding at End of Period                 11,084            5,609

      ING T. ROWE PRICE CAPITAL APPRECIATION
           AUV at Beginning of Period                      $10.00           $10.00 (7)
           AUV at End of Period                            $12.29           $10.00
           Number of Accumulation Units
              Outstanding at End of Period                 63,625           11,784

      ING T. ROWE PRICE EQUITY INCOME
           AUV at Beginning of Period                       $9.82           $10.00 (7)
           AUV at End of Period                            $12.08            $9.82
           Number of Accumulation Units
              Outstanding at End of Period                 80,597           18,286

      ING VAN KAMPEN COMSTOCK
           AUV at Beginning of Period                       $8.29           $10.00 (6)
           AUV at End of Period                            $10.57            $8.29
           Number of Accumulation Units
              Outstanding at End of Period                130,443              283


Opportunties - 133978


                                       A9

                                                          2003             2002            2001             2000
                                                  -------------------------------------------------------------------
      ING VAN KAMPEN EQUITY GROWTH
           AUV at Beginning of Period                       $9.63           $10.00 (7)
           AUV at End of Period                            $11.71            $9.63
           Number of Accumulation Units
              Outstanding at End of Period                 43,598           15,788

      ING VAN KAMPEN GLOBAL FRANCHISE
           AUV at Beginning of Period                       $9.51           $10.00 (7)
           AUV at End of Period                            $11.78            $9.51
           Number of Accumulation Units
              Outstanding at End of Period                 90,627            1,167

      ING VAN KAMPEN GROWTH & INCOME
           AUV at Beginning of Period                       $9.78           $10.00 (7)
           AUV at End of Period                            $12.29            $9.78
           Number of Accumulation Units
              Outstanding at End of Period                 80,614           10,566

      ING VAN KAMPEN REAL ESTATE
           AUV at Beginning of Period                       $9.60           $10.00 (7)
           AUV at End of Period                            $12.99            $9.60
           Number of Accumulation Units
              Outstanding at End of Period                 21,399            2,275

      ING VP BOND PORTFOLIO
           AUV at Beginning of Period                      $10.63           $10.00 (6)
           AUV at End of Period                            $11.08           $10.63
           Number of Accumulation Units
              Outstanding at End of Period                337,031           88,275

      ING VP GROWTH OPPORTUNITIES
           AUV at Beginning of Period                       $5.24            $7.78           $10.00 (4)
           AUV at End of Period                             $6.82            $5.24            $7.78
           Number of Accumulation Units
              Outstanding at End of Period                240,862          157,971           50,783

      ING VP INDEX PLUS LARGE CAP
           AUV at Beginning of Period                      $10.00 (10)
           AUV at End of Period                             $8.92
           Number of Accumulation Units
              Outstanding at End of Period                392,888

      ING VP MAGNACAP
           AUV at Beginning of Period                       $7.07            $9.34           $10.00 (4)
           AUV at End of Period                             $9.09            $7.07            $9.34
           Number of Accumulation Units
              Outstanding at End of Period                219,722          153,013           28,170

      ING VP SMALLCAP OPPORTUNITIES
           AUV at Beginning of Period                       $4.60            $8.32           $10.00 (4)
           AUV at End of Period                             $6.26            $4.60            $8.32
           Number of Accumulation Units
              Outstanding at End of Period                951,109          563,709          111,946

      ING VP WORLDWIDE GROWTH
           AUV at Beginning of Period                       $5.17            $6.99            $8.74           $10.00 (2)
           AUV at End of Period                             $6.57            $5.17            $6.99            $8.74
           Number of Accumulation Units
              Outstanding at End of Period                424,273          322,466          158,546           39,547

      INVESCO VIF HEALTH SCIENCES
           AUV at Beginning of Period                       $7.62           $10.26           $10.00 (5)
           AUV at End of Period                             $9.58            $7.62           $10.26
           Number of Accumulation Units
              Outstanding at End of Period                507,003          183,978            7,400

      INVESCO VIF LEISURE FUND
           AUV at Beginning of Period                       $8.43           $10.00 (6)
           AUV at End of Period                            $10.66            $8.43
           Number of Accumulation Units
              Outstanding at End of Period                224,254           65,382

      INVESCO VIF FINANCIAL SERVICES
           AUV at Beginning of Period                       $7.83            $9.35           $10.00 (5)
           AUV at End of Period                             $9.98            $7.83            $9.35
           Number of Accumulation Units
              Outstanding at End of Period                368,146          200,146            5,433


Opportunties - 133978


                                      A10

                                                          2003             2002            2001             2000
                                                  -------------------------------------------------------------------
      INVESCO VIF UTILITIES
           AUV at Beginning of Period                       $6.35            $8.10           $10.00 (5)
           AUV at End of Period                             $7.33            $6.35            $8.10
           Number of Accumulation Units
              Outstanding at End of Period                212,386           51,660            1,002

      JENNISON PORTFOLIO
           AUV at Beginning of Period                       $4.24            $6.27            $7.83           $10.00 (2)
           AUV at End of Period                             $5.41            $4.24            $6.27            $7.83
           Number of Accumulation Units
              Outstanding at End of Period                650,697          522,740          201,082           15,840

      PIMCO HIGH YIELD PORTFOLIO
           AUV at Beginning of Period                       $9.73           $10.01            $9.94           $10.12 (1)
           AUV at End of Period                            $11.75            $9.73           $10.01            $9.94
           Number of Accumulation Units
              Outstanding at End of Period              3,143,112        1,388,957          581,041          111,021

      PIONEER FUND VCT
           AUV at Beginning of Period                       $7.44            $9.37           $10.00 (5)
           AUV at End of Period                             $9.04            $7.44            $9.37
           Number of Accumulation Units
              Outstanding at End of Period                600,838          184,119            9,738

      PIONEER MID CAP VALUE VCT
           AUV at Beginning of Period                       $9.34           $10.71           $10.00 (5)
           AUV at End of Period                            $12.59            $9.34           $10.71
           Number of Accumulation Units
              Outstanding at End of Period              1,315,892          338,220            6,577

      PROFUND VP BULL
           AUV at Beginning of Period                       $6.64            $8.88           $10.00 (4)
           AUV at End of Period                             $8.20            $6.64            $8.88
           Number of Accumulation Units
              Outstanding at End of Period                212,538          127,500           92,175

      PROFUND VP EUROPE 30
           AUV at Beginning of Period                       $6.03            $8.25           $10.00 (4)
           AUV at End of Period                             $8.22            $6.03            $8.25
           Number of Accumulation Units
              Outstanding at End of Period                118,462           64,316           14,668

      PROFUND VP RISING RATES OPPORTUNITY
           AUV at Beginning of Period                      $10.00 (12)
           AUV at End of Period                             $9.36
           Number of Accumulation Units
              Outstanding at End of Period                 29,131

      PROFUND VP SMALL CAP
           AUV at Beginning of Period                       $7.18            $9.41           $10.00 (4)
           AUV at End of Period                            $10.08            $7.18            $9.41
           Number of Accumulation Units
              Outstanding at End of Period                550,359          236,886           18,943

      SP JENNISON INTERNATIONAL GROWTH
           AUV at Beginning of Period                       $4.09            $5.39            $8.56           $10.00 (3)
           AUV at End of Period                             $5.60            $4.09            $5.39            $8.56
           Number of Accumulation Units
              Outstanding at End of Period                940,235          243,445          109,344            3,557

      FOOTNOTES

      (1)  Fund First Available during January 2000                (9)   Fund First Available during June 2003
      (2)  Fund First Available during May 2000                   (10)   Fund First Available during August 2003
      (3)  Fund First Available during October 2000               (12)   Fund First Available during September 2003
      (4)  Fund First Available during May 2001                   (12)   Fund First Available during October 2003
      (5)  Fund First Available during November 2001              (13)   Fund First Available during November 2003
      (6)  Fund First Available during May 2002                   (14)   Fund First Available during December 2003
      (7)  Fund First Available during September 2002
      (8)  Fund First Available during December 2002


Opportunties - 133978


                                      A11

                                                          2003             2002            2001             2000
                                                  -------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.75 %

      AIM VI DENT DEMOGRAPHIC
           AUV at Beginning of Period                       $7.31           $10.99           $10.00 (5)
           AUV at End of Period                             $9.86            $7.31           $10.99
           Number of Accumulation Units
              Outstanding at End of Period                315,346           76,299            4,183

      COLONIAL SMALL CAP VALUE
           AUV at Beginning of Period                      $10.00 (13)
           AUV at End of Period                            $13.82
           Number of Accumulation Units
              Outstanding at End of Period                159,277

      FIDELITY VIP EQUITY-INC
           AUV at Beginning of Period                       $7.79            $9.57           $10.00 (5)
           AUV at End of Period                             $9.96            $7.79            $9.57
           Number of Accumulation Units
              Outstanding at End of Period                987,940          139,297                0

      FIDELITY VIP GROWTH
           AUV at Beginning of Period                       $6.34            $9.26 (6)
           AUV at End of Period                             $8.26            $6.34
           Number of Accumulation Units
              Outstanding at End of Period              1,008,677          138,235

      ING AIM MID CAP GROWTH
           AUV at Beginning of Period                       $9.63           $10.00 (7)
           AUV at End of Period                            $13.62            $9.63
           Number of Accumulation Units
              Outstanding at End of Period                 29,384            1,319

      ING ALLIANCE MID CAP GROWTH
           AUV at Beginning of Period                      $10.45           $10.00 (7)
           AUV at End of Period                            $17.13           $10.45
           Number of Accumulation Units
              Outstanding at End of Period                 39,891            6,840

      ING AMERICAN FUNDS GROWTH
           AUV at Beginning of Period                      $10.00 (11)
           AUV at End of Period                            $10.76
           Number of Accumulation Units
              Outstanding at End of Period                726,382

      ING AMERICAN FUNDS GROWTH-INCOME
           AUV at Beginning of Period                      $10.00 (11)
           AUV at End of Period                            $10.98
           Number of Accumulation Units
              Outstanding at End of Period                542,973

      ING AMERICAN FUNDS INTERNATIONAL
           AUV at Beginning of Period                      $10.00 (11)
           AUV at End of Period                            $11.60
           Number of Accumulation Units
              Outstanding at End of Period                208,539

      ING CAPITAL GUARDIAN LARGE CAP VALUE
           AUV at Beginning of Period                      $10.26           $10.00 (7)
           AUV at End of Period                            $13.74           $10.26
           Number of Accumulation Units
              Outstanding at End of Period                 76,903            9,364

      ING CAPITAL GUARDIAN MANAGED GLOBAL
           AUV at Beginning of Period                      $10.23           $10.00 (7)
           AUV at End of Period                            $13.70           $10.23
           Number of Accumulation Units
              Outstanding at End of Period                 34,405            3,121


Opportunties - 133978


                                      A12

                                                          2003             2002            2001             2000
                                                  -------------------------------------------------------------------
      ING CAPITAL GUARDIAN SMALL CAP
           AUV at Beginning of Period                       $9.72           $10.00 (7)
           AUV at End of Period                            $13.38            $9.72
           Number of Accumulation Units
              Outstanding at End of Period                 28,630            1,153

      ING DEVELOPING WORLD
           AUV at Beginning of Period                       $9.70           $10.00 (7)
           AUV at End of Period                            $13.94            $9.70
           Number of Accumulation Units
              Outstanding at End of Period                 26,375              504

      ING EAGLE ASSET VALUE EQUITY
           AUV at Beginning of Period                       $9.62           $10.00 (7)
           AUV at End of Period                            $11.82            $9.62
           Number of Accumulation Units
              Outstanding at End of Period                 14,550            4,121

      ING FMR(SM) DIVERSIFIED MID-CAP
           AUV at Beginning of Period                       $9.47           $10.00 (7)
           AUV at End of Period                            $12.40            $9.47
           Number of Accumulation Units
              Outstanding at End of Period                 43,523           12,592

      ING GET FUND - SERIES T
           AUV at Beginning of Period                      $10.06           $10.00
           AUV at End of Period                            $10.42           $10.06
           Number of Accumulation Units
              Outstanding at End of Period              2,451,345          171,909

      ING GET FUND - SERIES U
           AUV at Beginning of Period                      $10.00           $10.00 (8)
           AUV at End of Period                            $10.51           $10.00
           Number of Accumulation Units
              Outstanding at End of Period              1,727,713                0

      ING GET FUND - SERIES V
           AUV at Beginning of Period                      $10.00 (9)
           AUV at End of Period                             $9.70
           Number of Accumulation Units
              Outstanding at End of Period              4,476,244

      ING GET U.S. CORE PORTFOLIO-SERIES 1
           AUV at Beginning of Period                      $10.00 (9)
           AUV at End of Period                            $10.23
           Number of Accumulation Units
              Outstanding at End of Period              2,469,139

      ING GET U.S. CORE PORTFOLIO-SERIES 2
           AUV at Beginning of Period                      $10.00 (14)
           AUV at End of Period                            $10.02
           Number of Accumulation Units
              Outstanding at End of Period              2,272,395

      ING GOLDMAN SACHS INTERNET TOLLKEEPER
           AUV at Beginning of Period                      $10.40           $10.00 (7)
           AUV at End of Period                            $14.39           $10.40
           Number of Accumulation Units
              Outstanding at End of Period                 37,416                0

      ING HARD ASSETS
           AUV at Beginning of Period                       $9.82           $10.00 (7)
           AUV at End of Period                            $14.68            $9.82
           Number of Accumulation Units
              Outstanding at End of Period                 31,790            7,945

      ING INTERNATIONAL EQUITY
           AUV at Beginning of Period                       $9.79           $10.00 (7)
           AUV at End of Period                            $12.42            $9.79
           Number of Accumulation Units
              Outstanding at End of Period                109,335            7,028

      ING JANUS GROWTH AND INCOME
           AUV at Beginning of Period                       $9.72           $10.00 (7)
           AUV at End of Period                            $11.67            $9.72
           Number of Accumulation Units
              Outstanding at End of Period                183,003           24,717


Opportunties - 133978


                                      A13

                                                          2003             2002            2001             2000
                                                  -------------------------------------------------------------------
      ING JANUS SPECIAL EQUITY
           AUV at Beginning of Period                       $9.62           $10.00 (7)
           AUV at End of Period                            $14.20            $9.62
           Number of Accumulation Units
              Outstanding at End of Period                 19,367            3,627

      ING JENNISON EQUITY OPPORTUNITY
           AUV at Beginning of Period                       $9.74           $10.00 (7)
           AUV at End of Period                            $12.53            $9.74
           Number of Accumulation Units
              Outstanding at End of Period                619,669            2,429

      ING JP MORGAN FLEMING SMALLCAP
           AUV at Beginning of Period                       $9.48           $10.00 (7)
           AUV at End of Period                            $12.46            $9.48
           Number of Accumulation Units
              Outstanding at End of Period                144,863           12,803

      ING JULIUS BAER FOREIGN
           AUV at Beginning of Period                       $9.75           $10.00 (7)
           AUV at End of Period                            $12.54            $9.75
           Number of Accumulation Units
              Outstanding at End of Period                 53,078            9,209

      ING LIQUID ASSETS
           AUV at Beginning of Period                       $9.98           $10.00 (7)
           AUV at End of Period                             $9.86            $9.98
           Number of Accumulation Units
              Outstanding at End of Period                138,372           65,112

      ING MARSICO GROWTH
           AUV at Beginning of Period                       $9.76           $10.00 (7)
           AUV at End of Period                            $12.73            $9.76
           Number of Accumulation Units
              Outstanding at End of Period                108,524            2,205

      ING MERCURY FOCUS VALUE
           AUV at Beginning of Period                      $10.16           $10.00 (7)
           AUV at End of Period                            $13.09           $10.16
           Number of Accumulation Units
              Outstanding at End of Period                 19,077            1,253

      ING MERCURY FUNDAMENTAL GROWTH
           AUV at Beginning of Period                       $9.44           $10.00 (7)
           AUV at End of Period                            $11.75            $9.44
           Number of Accumulation Units
              Outstanding at End of Period                 35,199            6,209

      ING MFS MID CAP GROWTH
           AUV at Beginning of Period                       $9.76           $10.00 (7)
           AUV at End of Period                            $13.32            $9.76
           Number of Accumulation Units
              Outstanding at End of Period                132,881           11,583

      ING MFS RESEARCH
           AUV at Beginning of Period                       $9.71           $10.00 (7)
           AUV at End of Period                            $11.86            $9.71
           Number of Accumulation Units
              Outstanding at End of Period                 37,952            5,729

      ING MFS TOTAL RETURN
           AUV at Beginning of Period                      $10.03           $10.00 (7)
           AUV at End of Period                            $11.47           $10.03
           Number of Accumulation Units
              Outstanding at End of Period                262,128           42,679

      ING PIMCO CORE BOND
           AUV at Beginning of Period                      $10.25           $10.00 (7)
           AUV at End of Period                            $10.52           $10.25
           Number of Accumulation Units
              Outstanding at End of Period                449,660           48,273

      ING SALOMON BROTHERS ALL CAP
           AUV at Beginning of Period                       $9.52           $10.00 (7)
           AUV at End of Period                            $12.98            $9.52
           Number of Accumulation Units
              Outstanding at End of Period                 99,622            8,124


Opportunties - 133978


                                      A14

                                                          2003             2002            2001             2000
                                                  -------------------------------------------------------------------
      ING SALOMON BROTHERS INVESTORS
           AUV at Beginning of Period                       $9.75           $10.00 (7)
           AUV at End of Period                            $12.55            $9.75
           Number of Accumulation Units
              Outstanding at End of Period                  9,030            2,589

      ING T. ROWE PRICE CAPITAL APPRECIATION
           AUV at Beginning of Period                      $10.00           $10.00 (7)
           AUV at End of Period                            $12.27           $10.00
           Number of Accumulation Units
              Outstanding at End of Period                511,449           51,408

      ING T. ROWE PRICE EQUITY INCOME
           AUV at Beginning of Period                       $9.82           $10.00 (7)
           AUV at End of Period                            $12.07            $9.82
           Number of Accumulation Units
              Outstanding at End of Period                208,905           21,139

      ING VAN KAMPEN COMSTOCK                               $8.28
           AUV at Beginning of Period                      $10.55           $10.00 (6)
           AUV at End of Period                                              $8.28
           Number of Accumulation Units                   589,925
              Outstanding at End of Period                                  29,823

      ING VAN KAMPEN EQUITY GROWTH
           AUV at Beginning of Period                       $9.63           $10.00 (7)
           AUV at End of Period                            $11.70            $9.63
           Number of Accumulation Units
              Outstanding at End of Period                 67,592            2,059

      ING VAN KAMPEN GLOBAL FRANCHISE
           AUV at Beginning of Period                       $9.51           $10.00 (7)
           AUV at End of Period                            $11.77            $9.51
           Number of Accumulation Units
              Outstanding at End of Period                256,082           26,238

      ING VAN KAMPEN GROWTH & INCOME
           AUV at Beginning of Period                       $9.78           $10.00 (7)
           AUV at End of Period                            $12.27            $9.78
           Number of Accumulation Units
              Outstanding at End of Period                455,684           20,751

      ING VAN KAMPEN REAL ESTATE
           AUV at Beginning of Period                       $9.60           $10.00 (7)
           AUV at End of Period                            $12.97            $9.60
           Number of Accumulation Units
              Outstanding at End of Period                 96,186            9,555

      ING VP BOND PORTFOLIO
           AUV at Beginning of Period                      $10.62           $10.00 (6)
           AUV at End of Period                            $11.06           $10.62
           Number of Accumulation Units
              Outstanding at End of Period                277,417          218,867

      ING VP GROWTH OPPORTUNITIES
           AUV at Beginning of Period                       $5.23            $7.77           $10.00 (4)
           AUV at End of Period                             $6.81            $5.23            $7.77
           Number of Accumulation Units
              Outstanding at End of Period                230,737          149,495           27,449

      ING VP INDEX PLUS LARGE CAP
           AUV at Beginning of Period                      $10.00 (10)
           AUV at End of Period                             $8.90
           Number of Accumulation Units
              Outstanding at End of Period                275,705

      ING VP MAGNACAP
           AUV at Beginning of Period                       $7.06            $9.33           $10.00 (4)
           AUV at End of Period                             $9.06            $7.06            $9.33
           Number of Accumulation Units
              Outstanding at End of Period                198,861          102,496           24,770

      ING VP SMALLCAP OPPORTUNITIES
           AUV at Beginning of Period                       $4.59            $8.31           $10.00 (4)
           AUV at End of Period                             $6.25            $4.59            $8.31
           Number of Accumulation Units
              Outstanding at End of Period                952,613          454,391           79,268


Opportunties - 133978


                                      A15

                                                          2003             2002            2001             2000
                                                  -------------------------------------------------------------------
      ING VP WORLDWIDE GROWTH
           AUV at Beginning of Period                       $5.16            $6.98            $8.73           $10.00 (2)
           AUV at End of Period                             $6.54            $5.16            $6.98            $8.73
           Number of Accumulation Units
              Outstanding at End of Period                571,723          349,870          169,312            7,369

      INVESCO VIF HEALTH SCIENCES
           AUV at Beginning of Period                       $7.61           $10.26           $10.00 (5)
           AUV at End of Period                             $9.56            $7.61           $10.26
           Number of Accumulation Units
              Outstanding at End of Period                527,172          271,524           16,016

      INVESCO VIF LEISURE FUND
           AUV at Beginning of Period                       $8.42           $10.00 (6)
           AUV at End of Period                            $10.64            $8.42
           Number of Accumulation Units
              Outstanding at End of Period                231,095           41,608

      INVESCO VIF FINANCIAL SERVICES
           AUV at Beginning of Period                       $7.82            $9.35           $10.00 (5)
           AUV at End of Period                             $9.95            $7.82            $9.35
           Number of Accumulation Units
              Outstanding at End of Period                301,666          110,702            3,522

      INVESCO VIF UTILITIES
           AUV at Beginning of Period                       $6.34            $8.09           $10.00 (5)
           AUV at End of Period                             $7.31            $6.34            $8.09
           Number of Accumulation Units
              Outstanding at End of Period                249,623           94,266            3,860

      JENNISON PORTFOLIO
           AUV at Beginning of Period                       $4.23            $6.26            $7.83           $10.00 (2)
           AUV at End of Period                             $5.39            $4.23            $6.26            $7.83
           Number of Accumulation Units
              Outstanding at End of Period                781,985          565,739          273,112           19,630

      PIMCO HIGH YIELD PORTFOLIO
           AUV at Beginning of Period                       $9.68            $9.97            $9.92           $10.10 (1)
           AUV at End of Period                            $11.68            $9.68            $9.97            $9.92
           Number of Accumulation Units
              Outstanding at End of Period              2,442,654        1,004,330          489,627           64,046

      PIONEER FUND VCT
           AUV at Beginning of Period                       $7.43            $9.37           $10.00 (5)
           AUV at End of Period                             $9.02            $7.43            $9.37
           Number of Accumulation Units
              Outstanding at End of Period                372,465          135,708            2,197

      PIONEER MID CAP VALUE VCT
           AUV at Beginning of Period                       $9.32           $10.71           $10.00 (5)
           AUV at End of Period                            $12.56            $9.32           $10.71
           Number of Accumulation Units
              Outstanding at End of Period                671,453          218,154            5,378

      PROFUND VP BULL
           AUV at Beginning of Period                       $6.63            $8.87           $10.00 (4)
           AUV at End of Period                             $8.18            $6.63            $8.87
           Number of Accumulation Units
              Outstanding at End of Period                467,546          185,752           27,580

      PROFUND VP EUROPE 30
           AUV at Beginning of Period                       $6.02            $8.25           $10.00 (4)
           AUV at End of Period                             $8.20            $6.02            $8.25
           Number of Accumulation Units
              Outstanding at End of Period                190,714          105,639           38,959

      PROFUND VP RISING RATES OPPORTUNITY
           AUV at Beginning of Period                      $10.00 (12)
           AUV at End of Period                             $9.35
           Number of Accumulation Units
              Outstanding at End of Period                 74,879

      PROFUND VP SMALL CAP
           AUV at Beginning of Period                       $7.17            $9.41           $10.00 (4)
           AUV at End of Period                            $10.05            $7.17            $9.41
           Number of Accumulation Units
              Outstanding at End of Period                426,723          182,536           19,151


Opportunties - 133978


                                      A16

                                                          2003              2002             2001             2000
                                                  -------------------------------------------------------------------
      SP JENNISON INTERNATIONAL GROWTH
           AUV at Beginning of Period                       $4.08            $5.39            $8.56           $10.00 (3)
           AUV at End of Period                             $5.58            $4.08            $5.39            $8.56
           Number of Accumulation Units
              Outstanding at End of Period                667,389          235,553          146,027            7,516

      FOOTNOTES

      (1)  Fund First Available during January 2000                      (9)   Fund First Available during June 2003
      (2)  Fund First Available during May 2000                         (10)   Fund First Available during August 2003
      (3)  Fund First Available during October 2000                     (11)   Fund First Available during September 2003
      (4)  Fund First Available during May 2001                         (12)   Fund First Available during October 2003
      (5)  Fund First Available during November 2001                    (13)   Fund First Available during November 2003
      (6)  Fund First Available during May 2002                         (14)   Fund First Available during December 2003
      (7)  Fund First Available during September 2002
      (8)  Fund First Available during December 2002

                                                           2003              2002             2001
                                                  -------------------------------------------------------
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.85 %

      AIM VI DENT DEMOGRAPHIC
           AUV at Beginning of Period                        $7.30           $10.98           $10.00 (3)
           AUV at End of Period                              $9.84            $7.30           $10.98
           Number of Accumulation Units
              Outstanding at End of Period                 488,692          132,571            7,384

      COLONIAL SMALL CAP VALUE
           AUV at Beginning of Period                       $10.00 (11)
           AUV at End of Period                             $13.81
           Number of Accumulation Units
              Outstanding at End of Period                 288,410

      FIDELITY VIP EQUITY-INC
           AUV at Beginning of Period                        $7.78            $9.57           $10.00 (3)
           AUV at End of Period                              $9.93            $7.78            $9.57
           Number of Accumulation Units
              Outstanding at End of Period               1,139,372           70,754                0

      FIDELITY VIP GROWTH
           AUV at Beginning of Period                        $6.33            $9.25 (4)
           AUV at End of Period                              $8.23            $6.33
           Number of Accumulation Units
              Outstanding at End of Period               2,085,897          147,715

      ING AIM MID CAP GROWTH
           AUV at Beginning of Period                        $9.63           $10.00 (5)
           AUV at End of Period                             $13.60            $9.63
           Number of Accumulation Units
              Outstanding at End of Period                 139,428              314

      ING ALLIANCE MID CAP GROWTH
           AUV at Beginning of Period                       $10.45           $10.00 (5)
           AUV at End of Period                             $17.10           $10.45
           Number of Accumulation Units
              Outstanding at End of Period                 132,366            5,101

      ING AMERICAN FUNDS GROWTH
           AUV at Beginning of Period                       $10.00 (9)
           AUV at End of Period                             $10.76
           Number of Accumulation Units
              Outstanding at End of Period                 911,850

      ING AMERICAN FUNDS GROWTH-INCOME
           AUV at Beginning of Period                       $10.00 (9)
           AUV at End of Period                             $10.97
           Number of Accumulation Units
              Outstanding at End of Period                 563,173


Opportunties - 133978


                                      A17

                                                           2003              2002             2001
                                                  -------------------------------------------------------
      ING AMERICAN FUNDS INTERNATIONAL
           AUV at Beginning of Period                       $10.00 (9)
           AUV at End of Period                             $11.60
           Number of Accumulation Units
              Outstanding at End of Period                 255,174

      ING CAPITAL GUARDIAN LARGE CAP VALUE
           AUV at Beginning of Period                       $10.25           $10.00 (5)
           AUV at End of Period                             $13.72           $10.25
           Number of Accumulation Units
              Outstanding at End of Period                 212,563           14,142

      ING CAPITAL GUARDIAN MANAGED GLOBAL
           AUV at Beginning of Period                       $10.23           $10.00 (5)
           AUV at End of Period                             $13.68           $10.23
           Number of Accumulation Units
              Outstanding at End of Period                  89,916            1,727

      ING CAPITAL GUARDIAN SMALL CAP
           AUV at Beginning of Period                        $9.72           $10.00 (5)
           AUV at End of Period                             $13.37            $9.72
           Number of Accumulation Units
              Outstanding at End of Period                 175,877           26,473

      ING DEVELOPING WORLD
           AUV at Beginning of Period                        $9.70           $10.00 (5)
           AUV at End of Period                             $13.92            $9.70
           Number of Accumulation Units
              Outstanding at End of Period                  52,235            1,185

      ING EAGLE ASSET VALUE EQUITY
           AUV at Beginning of Period                        $9.61           $10.00 (5)
           AUV at End of Period                             $11.80            $9.61
           Number of Accumulation Units
              Outstanding at End of Period                  48,864            2,677

      ING FMR(SM) DIVERSIFIED MID-CAP
           AUV at Beginning of Period                        $9.47           $10.00 (5)
           AUV at End of Period                             $12.38            $9.47
           Number of Accumulation Units
              Outstanding at End of Period                 154,107            4,138

      ING GET FUND - SERIES T
           AUV at Beginning of Period                       $10.06           $10.00
           AUV at End of Period                             $10.40           $10.06
           Number of Accumulation Units
              Outstanding at End of Period                  68,358           95,839

      ING GET FUND - SERIES U
           AUV at Beginning of Period                        $9.99           $10.00 (8)
           AUV at End of Period                             $10.50            $9.99
           Number of Accumulation Units
              Outstanding at End of Period                 194,409                0

      ING GET FUND - SERIES V
           AUV at Beginning of Period                       $10.00 (7)
           AUV at End of Period                              $9.70
           Number of Accumulation Units
              Outstanding at End of Period                 102,454

      ING GET U.S. CORE PORTFOLIO-SERIES 1
           AUV at Beginning of Period                       $10.00 (7)
           AUV at End of Period                             $10.23
           Number of Accumulation Units
              Outstanding at End of Period                 104,082

      ING GET U.S. CORE PORTFOLIO-SERIES 2
           AUV at Beginning of Period                       $10.00 (12)
           AUV at End of Period                             $10.02
           Number of Accumulation Units
              Outstanding at End of Period                  20,080

      ING GOLDMAN SACHS INTERNET TOLLKEEPER
           AUV at Beginning of Period                       $10.40           $10.00 (5)
           AUV at End of Period                             $14.37           $10.40
           Number of Accumulation Units
              Outstanding at End of Period                  97,914            3,455


Opportunties - 133978


                                      A18

                                                           2003              2002             2001
                                                  -------------------------------------------------------
      ING HARD ASSETS
           AUV at Beginning of Period                        $9.82           $10.00 (5)
           AUV at End of Period                             $14.66            $9.82
           Number of Accumulation Units
              Outstanding at End of Period                 103,813              511

      ING INTERNATIONAL EQUITY
           AUV at Beginning of Period                        $9.79           $10.00 (5)
           AUV at End of Period                             $12.40            $9.79
           Number of Accumulation Units
              Outstanding at End of Period                 195,238           16,650

      ING JANUS GROWTH AND INCOME
           AUV at Beginning of Period                        $9.71           $10.00 (5)
           AUV at End of Period                             $11.66            $9.71
           Number of Accumulation Units
              Outstanding at End of Period                 241,741            9,122

      ING JANUS SPECIAL EQUITY
           AUV at Beginning of Period                        $9.62           $10.00 (5)
           AUV at End of Period                             $14.19            $9.62
           Number of Accumulation Units
              Outstanding at End of Period                  25,155                0

      ING JENNISON EQUITY OPPORTUNITY
           AUV at Beginning of Period                        $9.74           $10.00 (5)
           AUV at End of Period                             $12.52            $9.74
           Number of Accumulation Units
              Outstanding at End of Period                  83,383              861

      ING JP MORGAN FLEMING SMALLCAP
           AUV at Beginning of Period                        $9.48           $10.00 (5)
           AUV at End of Period                             $12.45            $9.48
           Number of Accumulation Units
              Outstanding at End of Period                 384,824           17,168

      ING JULIUS BAER FOREIGN
           AUV at Beginning of Period                        $9.74           $10.00 (5)
           AUV at End of Period                             $12.52            $9.74
           Number of Accumulation Units
              Outstanding at End of Period                  98,782            3,747

      ING LIQUID ASSETS
           AUV at Beginning of Period                        $9.98           $10.00 (5)
           AUV at End of Period                              $9.85            $9.98
           Number of Accumulation Units
              Outstanding at End of Period                 135,056           58,442

      ING MARSICO GROWTH
           AUV at Beginning of Period                        $9.76           $10.00 (5)
           AUV at End of Period                             $12.71            $9.76
           Number of Accumulation Units
              Outstanding at End of Period                 385,405                0

      ING MERCURY FOCUS VALUE
           AUV at Beginning of Period                       $10.16           $10.00 (5)
           AUV at End of Period                             $13.07           $10.16
           Number of Accumulation Units
              Outstanding at End of Period                  30,187            3,259

      ING MERCURY FUNDAMENTAL GROWTH
           AUV at Beginning of Period                        $9.44           $10.00 (5)
           AUV at End of Period                             $11.74            $9.44
           Number of Accumulation Units
              Outstanding at End of Period                  19,377            1,179

      ING MFS MID CAP GROWTH
           AUV at Beginning of Period                        $9.75           $10.00 (5)
           AUV at End of Period                             $13.31            $9.75
           Number of Accumulation Units
              Outstanding at End of Period                 398,657           40,596

      ING MFS RESEARCH
           AUV at Beginning of Period                        $9.70           $10.00 (5)
           AUV at End of Period                             $11.84            $9.70
           Number of Accumulation Units
              Outstanding at End of Period                 100,301           21,659


Opportunties - 133978


                                      A19

                                                           2003              2002             2001
                                                  -------------------------------------------------------
      ING MFS TOTAL RETURN
           AUV at Beginning of Period                       $10.03           $10.00 (5)
           AUV at End of Period                             $11.46           $10.03
           Number of Accumulation Units
              Outstanding at End of Period                 638,182           18,244

      ING PIMCO CORE BOND
           AUV at Beginning of Period                       $10.24           $10.00 (5)
           AUV at End of Period                             $10.50           $10.24
           Number of Accumulation Units
              Outstanding at End of Period                 689,814           10,048

      ING SALOMON BROTHERS ALL CAP
           AUV at Beginning of Period                        $9.52           $10.00 (5)
           AUV at End of Period                             $12.96            $9.52
           Number of Accumulation Units
              Outstanding at End of Period                 231,383            4,916

      ING SALOMON BROTHERS INVESTORS
           AUV at Beginning of Period                        $9.74           $10.00 (5)
           AUV at End of Period                             $12.54            $9.74
           Number of Accumulation Units
              Outstanding at End of Period                  45,349           22,299

      ING T. ROWE PRICE CAPITAL APPRECIATION
           AUV at Beginning of Period                        $9.99           $10.00 (5)
           AUV at End of Period                             $12.26            $9.99
           Number of Accumulation Units
              Outstanding at End of Period                 803,419           15,784

      ING T. ROWE PRICE EQUITY INCOME
           AUV at Beginning of Period                        $9.81           $10.00 (5)
           AUV at End of Period                             $12.05            $9.81
           Number of Accumulation Units
              Outstanding at End of Period                 419,879           10,928

      ING VAN KAMPEN COMSTOCK
           AUV at Beginning of Period                        $8.27           $10.00 (4)
           AUV at End of Period                             $10.53            $8.27
           Number of Accumulation Units
              Outstanding at End of Period               1,575,806          105,501

      ING VAN KAMPEN EQUITY GROWTH
           AUV at Beginning of Period                        $9.63           $10.00 (5)
           AUV at End of Period                             $11.68            $9.63
           Number of Accumulation Units
              Outstanding at End of Period                 317,595           29,215

      ING VAN KAMPEN GLOBAL FRANCHISE
           AUV at Beginning of Period                        $9.51           $10.00 (5)
           AUV at End of Period                             $11.75            $9.51
           Number of Accumulation Units
              Outstanding at End of Period                 556,767           17,516

      ING VAN KAMPEN GROWTH & INCOME
           AUV at Beginning of Period                        $9.78           $10.00 (5)
           AUV at End of Period                             $12.25            $9.78
           Number of Accumulation Units
              Outstanding at End of Period               1,010,894           25,612

      ING VAN KAMPEN REAL ESTATE
           AUV at Beginning of Period                        $9.60           $10.00 (5)
           AUV at End of Period                             $12.96            $9.60
           Number of Accumulation Units
              Outstanding at End of Period                 250,986            4,638

      ING VP BOND PORTFOLIO
           AUV at Beginning of Period                       $10.61           $10.00 (4)
           AUV at End of Period                             $11.04           $10.61
           Number of Accumulation Units
              Outstanding at End of Period                 650,222          564,471

      ING VP GROWTH OPPORTUNITIES
           AUV at Beginning of Period                        $5.22            $7.77           $10.00 (2)
           AUV at End of Period                              $6.79            $5.22            $7.77
           Number of Accumulation Units
              Outstanding at End of Period                 392,296          109,759           52,668


Opportunties - 133978


                                      A20

                                                           2003              2002             2001
                                                  -------------------------------------------------------
      ING VP INDEX PLUS LARGE CAP
           AUV at Beginning of Period                       $10.00 (8)
           AUV at End of Period                              $8.88
           Number of Accumulation Units
              Outstanding at End of Period                 454,342

      ING VP MAGNACAP
           AUV at Beginning of Period                        $7.05            $9.33           $10.00 (2)
           AUV at End of Period                              $9.04            $7.05            $9.33
           Number of Accumulation Units
              Outstanding at End of Period                 190,776          108,902           19,437

      ING VP SMALLCAP OPPORTUNITIES
           AUV at Beginning of Period                        $4.59            $8.31           $10.00 (2)
           AUV at End of Period                              $6.23            $4.59            $8.31
           Number of Accumulation Units
              Outstanding at End of Period               1,204,050          374,677          141,397

      ING VP WORLDWIDE GROWTH
           AUV at Beginning of Period                        $5.14            $6.97            $8.62 (1)
           AUV at End of Period                              $6.52            $5.14            $6.97
           Number of Accumulation Units
              Outstanding at End of Period                 619,543          382,518           75,723

      INVESCO VIF HEALTH SCIENCES
           AUV at Beginning of Period                        $7.60           $10.25           $10.00 (3)
           AUV at End of Period                              $9.53            $7.60           $10.25
           Number of Accumulation Units
              Outstanding at End of Period                 727,698          306,734           81,775

      INVESCO VIF LEISURE FUND
           AUV at Beginning of Period                        $8.41           $10.00 (4)
           AUV at End of Period                             $10.62            $8.41
           Number of Accumulation Units
              Outstanding at End of Period                 352,917           94,574

      INVESCO VIF FINANCIAL SERVICES
           AUV at Beginning of Period                        $7.81            $9.35           $10.00 (3)
           AUV at End of Period                              $9.93            $7.81            $9.35
           Number of Accumulation Units
              Outstanding at End of Period                 440,964           91,598              677

      INVESCO VIF UTILITIES
           AUV at Beginning of Period                        $6.33            $8.09           $10.00 (3)
           AUV at End of Period                              $7.30            $6.33            $8.09
           Number of Accumulation Units
              Outstanding at End of Period                 374,538           34,606            1,176

      JENNISON PORTFOLIO
           AUV at Beginning of Period                        $4.22            $6.25            $7.55 (1)
           AUV at End of Period                              $5.37            $4.22            $6.25
           Number of Accumulation Units
              Outstanding at End of Period                 564,392          259,117          107,206

      PIMCO HIGH YIELD PORTFOLIO
           AUV at Beginning of Period                        $9.63            $9.93            $9.91 (1)
           AUV at End of Period                             $11.62            $9.63            $9.93
           Number of Accumulation Units
              Outstanding at End of Period               2,084,914          624,872          217,554

      PIONEER FUND VCT
           AUV at Beginning of Period                        $7.42            $9.37           $10.00 (3)
           AUV at End of Period                              $8.99            $7.42            $9.37
           Number of Accumulation Units
              Outstanding at End of Period                 501,379           79,240              161

      PIONEER MID CAP VALUE VCT
           AUV at Beginning of Period                        $9.31           $10.71           $10.00 (3)
           AUV at End of Period                             $12.53            $9.31           $10.71
           Number of Accumulation Units
              Outstanding at End of Period               1,262,276          245,270            6,479


Opportunties - 133978


                                      A21

                                                     2003              2002             2001
                                            -------------------------------------------------------
PROFUND VP BULL
     AUV at Beginning of Period                        $6.62            $8.87           $10.00 (2)
     AUV at End of Period                              $8.16            $6.62            $8.87
     Number of Accumulation Units
        Outstanding at End of Period                 525,852          114,753           15,636

PROFUND VP EUROPE 30
     AUV at Beginning of Period                        $6.00            $8.24           $10.00 (2)
     AUV at End of Period                              $8.18            $6.00            $8.24
     Number of Accumulation Units
        Outstanding at End of Period                 132,491           13,789            6,318

PROFUND VP RISING RATES OPPORTUNITIES
     AUV at Beginning of Period                       $10.00 (10)
     AUV at End of Period                              $9.35
     Number of Accumulation Units
        Outstanding at End of Period                 382,409

PROFUND VP SMALL CAP
     AUV at Beginning of Period                        $7.16            $9.40           $10.00 (2)
     AUV at End of Period                             $10.03            $7.16            $9.40
     Number of Accumulation Units
        Outstanding at End of Period                 697,737          114,433           21,722

SP JENNISON INTERNATIONAL GROWTH
     AUV at Beginning of Period                        $4.07            $5.38            $8.37 (1)
     AUV at End of Period                              $5.56            $4.07            $5.38
     Number of Accumulation Units
        Outstanding at End of Period                 817,351           98,449           19,406

FOOTNOTES

 (1)  Fund First Available during January 2001
 (2)  Fund First Available during May 2001
 (3)  Fund First Available during November 2001
 (4)  Fund First Available during May 2002
 (5)  Fund First Available during September 2002
 (6)  Fund First Available during December 2002
 (7)  Fund First Available during June 2003
 (8)  Fund First Available during August 2003
 (9)  Fund First Available during September 2003
(10)  Fund First Available during October 2003
(11)  Fund First Available during November 2003
(12)  Fund First Available during December 2003


Opportunties - 133978


                                      A22

--------------------------------------------------------------------------------
APPENDIX B
--------------------------------------------------------------------------------


                           The Investment Portfolios


During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses of the funds carefully before investing. Please refer to the fund prospectuses for this and additional information.

Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge, from our Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC's web site or by contacting the SEC Public Reference Room.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund's investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

Certain funds are designated as "Master-Feeder" or "LifeStyle Funds". Funds offered in a Master-Feeder structure (such as the American Funds) or fund of funds structure (such as the LifeStyle Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities.




      List of Fund Name Changes
      ------------------------------------------------------------------------------------------------
      Former Fund Name                                        Current Fund Name
      ------------------------------------------------------------------------------------------------
      ING Goldman Sachs Internet Tollkeeper Portfolio         ING Goldman Sachs Tollkeeper Portfolio
      ING Mercury Fundamental Growth Portfolio                ING Mercury LargeCap Growth Portfolio
      ING MFS Research Portfolio                              ING Oppenheimer Main Street Portfolio
      ING VP Bond Portfolio                                   ING VP Intermediate Bond Portfolio
      INVESCO VIF - Leisure Fund (Series I)                   AIM V.I. Leisure Fund (Series I)
      INVESCO VIF - Utilities Fund (Series I)                 AIM V.I. Utilities Fund (Series I)



Opportunities - 133978


                                       B1

Fund Name and
Investment Adviser/Subadviser                                 Investment Objective
------------------------------------------------------------------------------------------------------------------------------------
ING Investors Trust
    7337 E. Doubletree Ranch Road, Scottsdale, AZ  85258
------------------------------------------------------------------------------------------------------------------------------------

ING AIM Mid-Cap Growth Portfolio (Class A )                   Seeks capital appreciation. The Portfolio seeks to meet its objective
    Investment Adviser:  Directed Services, Inc.              by investing, normally, at least 80% of its assets in securities of
    Investment Subadviser: A I M Capital Management, Inc.     mid-capitalization companies.
------------------------------------------------------------------------------------------------------------------------------------
ING Alliance Mid-Cap Growth Portfolio                         Seeks long-term total return. The Portfolio invests primarily in
    (Class A)                                                 common stocks of middle capitalization companies. The Portfolio
    Investment Adviser: Directed Services, Inc.               normally invests substantially all of its assets in high-quality
    Investment Subadviser: Alliance Capital Management, L.P.  common stocks that Alliance expects to increase in value.
------------------------------------------------------------------------------------------------------------------------------------
ING American Funds Growth Portfolio
                                                              Seeks to make your investment grow. The Portfolio operates as a
    Investment Adviser: ING Investments, LLC                  "feeder fund" which invests all of its assets in the "master fund"
    Investment Subadviser: Capital Research and Management    which is Class 2 shares of the Growth Fund, a series of American
    Company                                                   Funds Insurance Series(R), a registered open-end investment company.
                                                              The master fund invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.  The
                                                              Growth Fund is designed for investors seeking long-term capital appreciation through stocks.
------------------------------------------------------------------------------------------------------------------------------------
ING American Funds Growth-Income Portfolio                    Seeks to make your investment grow and provide you with income over
    Investment Adviser: ING Investments, LLC                  time. The Portfolio operates as a "feeder fund" which invests all of
    Investment Subadviser: Capital Research and Management    its assets in the "master fund" which is Class 2 shares of the
    Company                                                   Growth-Income Fund, a series of American Funds Insurance Series(R), a registered open-end investment company. The master fund invests primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends. The Growth-Income Fund is designed for investors seeking both capital appreciation and income.
------------------------------------------------------------------------------------------------------------------------------------
ING American Funds International Portfolio                    Seeks to make your investment grow over time. The Portfolio operates
    Investment Adviser:  ING Investments, LLC                 as a "feeder fund" which invests all of its assets in the "master
    Investment Subadviser:  Capital Research and Management   fund" which is Class 2 shares of the International Fund, a series of
    Company                                                   American Funds Insurance Series(R), a registered open-end investment company. The master fund invests primarily in common stocks of companies located outside the United States. The International Fund is designed for investors seeking capital appreciation through stocks.
------------------------------------------------------------------------------------------------------------------------------------
ING Capital Guardian Large Cap Value Portfolio (Class A)      Seeks long-term growth of capital and income. The Portfolio Manager
    Investment Adviser:  Directed Services, Inc.              seeks to achieve the Portfolio's investment objective by investing,
    Investment Subadviser: Capital Guardian Trust Company     under normal market conditions, at least 80% of its assets in equity and equity-related securities of companies with market
                                                              capitalizations greater than $1 billion at the time of investment.
------------------------------------------------------------------------------------------------------------------------------------
ING Capital Guardian Managed Global Portfolio  (Class A)      Seeks capital appreciation. Current income is only an incidental
    Investment Adviser:  Directed Services, Inc.              consideration. The Portfolio invests primarily in common stocks
    Investment Subadviser: Capital Guardian Trust Company     traded in securities markets outside the U.S.. The Portfolio may invest up to 100% of its total assets in securities traded in securities markets outside the United States. The Portfolio generally invests at least 65% of its total assets in at least three different countries, one of which may be the United States.
------------------------------------------------------------------------------------------------------------------------------------


Opportunities - 133978


                                                                 B2

Fund Name and
Investment Adviser/Subadviser                                 Investment Objective
------------------------------------------------------------------------------------------------------------------------------------
ING Capital Guardian Small Cap Portfolio                      Seeks long-term capital appreciation. The Portfolio invests at least
    (Class A)                                                 80% of its assets in equity securities of small capitalization
    Investment Adviser:  Directed Services, Inc.              ("small-cap") companies.
    Investment Subadviser: Capital Guardian Trust Company
------------------------------------------------------------------------------------------------------------------------------------
ING Developing World Portfolio                                Seeks capital appreciation. The Portfolio normally invests at least
    (Class A)                                                 80% of its assets in securities of issuers located in at least three
    Investment Adviser:  Directed Services, Inc.              countries with emerging securities markets.  The Portfolio may invest
    Investment Subadviser: ING Investment Management Advisors up to 20% of its assets in securities of U.S. and other developed
    B.V.                                                      market issuers, including investment-grade debt securities of U.S.
                                                              issuers..
------------------------------------------------------------------------------------------------------------------------------------
ING Eagle Asset Value Capital Appreciation Portfolio          Seeks capital appreciation. Dividend income is a secondary objective.
    (Class A)                                                 The Portfolio normally invests at least 80% of its assets in equity
    Investment Adviser:  Directed Services, Inc.              securities of domestic and foreign issuers that meet quantitative
    Investment Subadviser: Eagle Asset Management, Inc.       standards relating to financial soundness and high intrinsic value relative to price.
------------------------------------------------------------------------------------------------------------------------------------
ING Evergreen Health Sciences Portfolio                       A nondiversified Portfolio that seeks long-term capital growth.
    (Class A)                                                 Normally invests at 80% of its assets in the equity securities of healthcare companies.  May invest in securities of relatively
    Investment Adviser:  Directed Services, Inc.              well-known and large companies as well as small- and medium-sized
    Investment Subadviser:  Evergreen Investment Management   companies.
    Co., Inc.
------------------------------------------------------------------------------------------------------------------------------------
ING Evergreen Omega Portfolio                                 Seeks long-term capital growth.  Invests primarily in common stocks
    (Class A)                                                 and securities convertible into common stocks of U.S. companies across all market capitalizations.  May temporarily invest up to 100%
    Investment Adviser:  Directed Services, Inc.              of its assets in high quality money market instruments in order to
    Investment Subadviser:  Evergreen Investment Management   protect the value of the portfolio in response to adverse economic,
    Co., Inc.                                                 political or market conditions.
------------------------------------------------------------------------------------------------------------------------------------
ING FMR(SM) Diversified Mid Cap Portfolio                     Seeks long-term growth of capital. The Portfolio Manager normally
    (Class A)                                                 invests the Portfolio's assets primarily in common stocks. The
    Investment Adviser:  Directed Services, Inc.              Portfolio Manager normally invests at least 80% of the Portfolio's
    Investment Subadviser: Fidelity Management & Research     assets in securities of companies with medium market capitalizations.
    Company
------------------------------------------------------------------------------------------------------------------------------------

ING Goldman Sachs Tollkeeper(SM) Portfolio* (Class A)         Seeks long-term growth of capital. The Portfolio invests, under
    *Goldman Sachs Tollkeeper(SM) is a service mark of        normal circumstances, at least 80% of its net assets plus any
    Goldman Sach & Co.                                        borrowings for investment purposes (measured at time of investment)
    Investment Adviser:  Directed Services, Inc.              in equity investments in "Tollkeeper" companies, which are
    Investment Subadviser: Goldman Sachs Asset Management,    high-quality technology, media, or service companies that adopt or
    L.P.                                                      use technology to improve cost structure, revenue opportunities or competitive advantage. The Portfolio seeks to achieve its investment objective by investing in equity investments of companies that the
                                                              Portfolio Manager believes are well-positioned to benefit from the proliferation of technology.

------------------------------------------------------------------------------------------------------------------------------------
ING Hard Assets Portfolio (Class A)                           A nondiversified Portfolio that seeks long-term capital appreciation.
    Investment Adviser:  Directed Services, Inc.              The Portfolio normally invests at least 80% of its assets in the
    Investment Subadviser: Baring International Investment    equities of producers of commodities.
    Limited
------------------------------------------------------------------------------------------------------------------------------------


Opportunities - 133978


                                                                 B3


Fund Name and
Investment Adviser/Subadviser                                 Investment Objective
------------------------------------------------------------------------------------------------------------------------------------

ING International Portfolio (Class A)                         Seeks long-term growth of capital. Under normal conditions, the
    Investment Adviser:  Directed Services, Inc.              Portfolio invests at least 80% of its net assets and borrowings for
    Investment Subadviser: ING Investment Management Co.      investment purposes in equity securities of issuers located in countries outside of the United States.

------------------------------------------------------------------------------------------------------------------------------------
ING Janus Special Equity Portfolio (Class A )                 A nondiversified Portfolio that seeks capital appreciation. The
    Investment Adviser:  Directed Services, Inc.              Portfolio invests, under normal circumstances, at least 80% of its
    Investment Subadviser: Janus Capital Management, LLC      net assets (plus borrowings for investment purposes) in equity securities with the potential for long-term growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
ING Jennison Equity Opportunities Portfolio (Class A)         Seeks long-term capital growth. The Portfolio normally invests at
    Investment Adviser:  Directed Services, Inc.              least 80% of its net assets (plus any borrowings for investment
    Investment Subadviser: Jennison Associates LLC            purposes) in attractively valued equity securities of companies with current or emerging earnings growth the Portfolio Manager believes to be not fully appreciated or recognized by the market.
------------------------------------------------------------------------------------------------------------------------------------
ING JPMorgan Small Cap Equity Portfolio                       A nondiversified Portfolio that seeks capital growth over the long
    (Class A)                                                 term. Under normal market conditions, the Portfolio invests at least
    Investment Adviser:  Directed Services, Inc.              80% of its total assets in equity securities of small-cap companies.
    Investment Subadviser: J.P. Morgan Investment Management
    Inc.
------------------------------------------------------------------------------------------------------------------------------------

ING Julius Baer Foreign Portfolio (Class A)                   Seeks long-term growth of capital.  Under normal conditions, the
    Investment Adviser:  Directed Services, Inc.              Portfolio will invest in a wide variety of international equity
    Investment Subadviser: Julius Baer Investment Management  securities issued through the world, normally excluding the United
    LLC                                                       States. The Portfolio normally invests at least 80% of its assets in equity securities tied economically to countries outside the United
                                                              States.

------------------------------------------------------------------------------------------------------------------------------------
ING Legg Mason Value Portfolio (Class A)                      Seeks long-term capital growth and current income. The Portfolio normally invests in equity securities that offer the potential for
    Investment Adviser: Directed Services, Inc.               capital growth.
    Subadviser: Legg Mason Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------

ING Liquid Assets Portfolio (Class A)                         Seeks high level of current income consistent with the preservation
    Investment Adviser:  Directed Services, Inc.              of capital and liquidity. The Portfolio Manager strives to maintain a
    Investment Subadviser: ING Investment Management Co.      stable $1 per share net asset value and its investment strategy focuses on safety of principal, liquidity and yield, in order of importance, to achieve this goal.

------------------------------------------------------------------------------------------------------------------------------------
ING Marsico Growth Portfolio (Class A)                        Seeks capital appreciation. The Portfolio invests primarily in equity
    Investment Adviser:  Directed Services, Inc.              securities selected for their growth potential. The Portfolio may
    Investment Subadviser: Marsico Capital Management, LLC    invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.
------------------------------------------------------------------------------------------------------------------------------------
ING Mercury Focus Value Portfolio (Class A)                   Seeks long-term growth of capital. The Portfolio invests primarily in
    Investment Adviser:  Directed Services, Inc.              a diversified portfolio consisting of equity securities that the
    Investment Subadviser: Mercury Advisors                   Portfolio Manager believes are undervalued relative to its assessment of the current or prospective condition of the issuer.
------------------------------------------------------------------------------------------------------------------------------------

ING Mercury LargeCap Growth Portfolio                         Seeks long-term growth of capital. The Portfolio invests at least 80%
    (Class S)                                                 of its assets in equity securities of large capitalization companies.
    Investment Adviser:  Directed Services, Inc.              The Portfolio will provide shareholders with at least 60 days' prior
    Investment Subadviser: Mercury Advisors                   notice of any changes in this investment strategy. The Portfolio will invest primarily in equity securities of companies located in the
                                                              United States that the Portfolio Manager believes have good prospects for earnings growth.

------------------------------------------------------------------------------------------------------------------------------------


Opportunities - 133978


                                                                 B4


Fund Name and
Investment Adviser/Subadviser                                 Investment Objective
------------------------------------------------------------------------------------------------------------------------------------
ING MFS Mid-Cap Growth Portfolio (Class A)                    Seeks long-term growth of capital.  The Portfolio normally invests at
    Investment Adviser:  Directed Services, Inc.              least 80% of its net assets in common stocks and related securities
    Investment Subadviser: Massachusetts Financial Services   (such as preferred stocks, convertible securities and depositary
    Company                                                   receipts) of companies with medium market capitalizations
                                                              (or "mid-cap companies") which the Portfolio Manager believes have above-average growth potential.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
ING MFS Total Return Portfolio (Class A)                      Seeks above-average income (compared to a portfolio entirely invested
    Investment Adviser:  Directed Services, Inc.              in equity securities) consistent with the prudent employment of
    Investment Subadviser: Massachusetts Financial Services   capital. Secondarily seeks reasonable opportunity for growth of
    Company                                                   capital and income. The Portfolio invests in a combination of equity and fixed income securities.
------------------------------------------------------------------------------------------------------------------------------------

ING Oppenheimer Main Street Portfolio (Class S)               Seeks long-term growth of capital and future income. The Portfolio
    Investment Adviser:  Directed Services, Inc.              currently invests mainly in common stocks of U.S. companies of
    Investment Subadviser: Oppenheimer Funds, Inc.            different capitalization ranges, presently focusing on
                                                              large-capitalization issuers.  It also can buy debt securities, such as bonds and debentures, but does not currently emphasize these investments.

------------------------------------------------------------------------------------------------------------------------------------
ING PIMCO Core Bond Portfolio (Class A)                       Seeks maximum total return, consistent with preservation of capital
    Investment Adviser:  Directed Services, Inc.              and prudent investment management. The Portfolio invests, under
    Investment Subadviser: Pacific Investment Management      normal circumstances, at least 80% of its net assets (plus borrowings
    Company LLC                                               for investment purposes) in a diversified portfolio of fixed income instruments of varying maturities.
------------------------------------------------------------------------------------------------------------------------------------
ING PIMCO High Yield Portfolio (Class S)                      Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio normally invests at
    Investment Adviser: Directed Services, Inc.               least 80% of its assets in a diversified portfolio of high yield
    Investment Subadviser: Pacific Investment Management      securities ("junk bonds") rated below investment grade but rated
    Company LLC                                               at least B-.
-----------------------------------------------------------------------------------------------------------------------------------
ING Salomon Brothers All Cap Portfolio                        A nondiversified Portfolio that seeks capital appreciation through
    (Class A)                                                 investment in securities which the Subadviser believes have
    Investment Adviser:  Directed Services, Inc.              above-average capital appreciation potential. The Portfolio invests
    Investment Subadviser: Salomon Brothers Asset Management, primarily in common stocks and common stock equivalents, such as
    Inc.                                                      preferred stocks and securities convertible into common stocks, of companies the Portfolio Manager believes are undervalued in the marketplace.
------------------------------------------------------------------------------------------------------------------------------------
ING Salomon Brothers Investors Portfolio                      Seeks long-term growth of capital. Secondarily seeks current income.
    (Class A)                                                 The Portfolio invests primarily in equity securities of U.S.
    Investment Adviser:  Directed Services, Inc.              companies. The Portfolio may also invest in other securities. To a
    Investment Subadviser: Salomon Brothers Asset Management, lesser degree, the Portfolio invests in income producing securities
    Inc.                                                      such as debt securities and may also invest in securities of foreign issuers.
------------------------------------------------------------------------------------------------------------------------------------
ING T. Rowe Price Capital Appreciation Portfolio              Seeks, over the long-term, a high total investment return, consistent
    (Class A)                                                 with the preservation of capital and prudent investment risk. The
    Investment Adviser:  Directed Services, Inc.              Portfolio pursues an active asset allocation strategy whereby
    Investment Subadviser: T. Rowe Price Associates, Inc.     investments are allocated among three asset classes - equity securities, debt securities and money market instruments.
------------------------------------------------------------------------------------------------------------------------------------


Opportunities - 133978


                                                                 B5


Fund Name and
Investment Adviser/Subadviser                                 Investment Objective
------------------------------------------------------------------------------------------------------------------------------------
ING T. Rowe Price Equity Income Portfolio                     Seeks substantial dividend income as well as long-term growth of
    (Class A)                                                 capital. The Portfolio normally invests at least 80% of its assets in
    Investment Adviser:  Directed Services, Inc.              common stocks, with 65% in the common stocks of well-established
    Investment Subadviser: T. Rowe Price Associates, Inc.     companies paying above-average dividends. The Portfolio may also invest in convertible securities, warrants and preferred stocks, foreign securities, debt securities including high-yield debt securities and future and options.
------------------------------------------------------------------------------------------------------------------------------------
ING UBS U.S. Balanced Portfolio (Class A)                     Seeks to maximize total return over the long term by allocating its
    Investment Adviser:  Directed Services, Inc.              assets among stocks, bonds, short-term instruments and other
    Investment Subadviser: UBS Global Asset Management        investments. The Portfolio Manager allocates the Portfolio's assets
    (Americas) Inc.                                           among the following classes, or types, of investments: stocks, bonds, and short-term money market debt obligations.
------------------------------------------------------------------------------------------------------------------------------------
ING Van Kampen Equity Growth Portfolio                        Seeks long-term capital appreciation. The Portfolio Manager seeks to
    (Class A)                                                 maximize long-term capital appreciation by investing primarily in
    Investment Adviser:  Directed Services, Inc.              growth-oriented equity securities of large-capitalization U.S. and,
    Investment Subadviser: Van Kampen                         to a limited extent, foreign companies that are listed on U.S.
                                                              exchanges or traded in U.S. markets.
------------------------------------------------------------------------------------------------------------------------------------
ING Van Kampen Global Franchise Portfolio                     A nondiversified Portfolio that seeks long-term capital appreciation.
    (Class A)                                                 The Portfolio  invests primarily in equity securities of issuers
    Investment Adviser:  Directed Services, Inc.              located throughout the world that it believes have, among other
    Investment Subadviser: Van Kampen                         things, resilient business franchises and growth potential. The
                                                              Portfolio may invest in the securities of companies of any size.
------------------------------------------------------------------------------------------------------------------------------------
ING Van Kampen Growth and Income Portfolio (Class A)          Seeks long-term growth of capital and income. The Portfolio invests
    Investment Adviser:  Directed Services, Inc.              primarily in what it believes to be income-producing equity
    Investment Subadviser: Van Kampen                         securities, including common stocks and convertible securities;
                                                              although investments are also made in non-convertible preferred stocks and debt securities rated "investment grade," which are securities rated within the four highest grades assigned by Standard
                                                              & Poor's ("S&P") or by Moody's Investors Service, Inc. ("Moody's").
------------------------------------------------------------------------------------------------------------------------------------
ING Van Kampen Real Estate Portfolio                          A nondiversified Portfolio that seeks capital appreciation and
    (Class A)                                                 secondarily seeks current income. The Portfolio invests at least 80%
    Investment Adviser:  Directed Services, Inc.              of its assets in equity securities of companies in the U.S. real
    Investment Subadviser: Van Kampen                         estate industry that are listed on national exchanges or the National
                                                              Association of Securities Dealers Automated Quotation System
                                                              ("NASDAQ").
------------------------------------------------------------------------------------------------------------------------------------
ING Partners, Inc.
    151 Farmington Avenue, Hartford, CT  06156-8962
------------------------------------------------------------------------------------------------------------------------------------
ING JPMorgan Fleming International Portfolio (Service Class)  Seeks long-term growth of capital. Invests primarily (at least 65% of
    Investment Adviser: ING Life Insurance and Annuity Co.    total assets) in the equity securities of foreign companies that the
    Investment Subadviser: J.P. Morgan Fleming Asset          subadviser believes have high growth potential. Will normally invest
    Management (London) Ltd.                                  in securities of a number of issuers in several countries other than the U.S. and will invest in securities in both developed and developing markets.
------------------------------------------------------------------------------------------------------------------------------------
ING Salomon Brothers Aggressive Growth Portfolio              Seeks long-term growth of capital. Invests primarily (at least 80% of
    (Service Class)                                           net assets under normal circumstances) in common stocks and related
    Investment Adviser: ING Life Insurance and Annuity Co.    securities, such as preferred stocks, convertible securities and
    Investment Subadviser: Salomon Brothers Asset Management  depositary receipts, of emerging growth companies.
    Inc.
------------------------------------------------------------------------------------------------------------------------------------


Opportunities - 133978


                                                                 B6

Fund Name and
Investment Adviser/Subadviser                                 Investment Objective
------------------------------------------------------------------------------------------------------------------------------------
ING Van Kampen Comstock Portfolio (Service Class)             Seeks capital growth and income. Invests in a portfolio of equity
    Investment Adviser: ING Life Insurance and Annuity        securities, including common stocks, preferred convertible
    Company                                                   stocks and securities into common and preferred stocks.
    Investment Subadviser: Van Kampen
------------------------------------------------------------------------------------------------------------------------------------
ING Variable Insurance Trust
    7337 E. Doubletree Ranch Road, Scottsdale, AZ  85258
------------------------------------------------------------------------------------------------------------------------------------
ING GET U.S. Core Portfolio                                   Seeks to achieve maximum total return and minimal exposure of the
    Investment Adviser:  Aeltus Investment Management, Inc.   Series' assets to a market value loss, by participating, to the extent possible in favorable equity market performance during the guarantee period. The Series will not implement an "investment strategy" in any conventional sense. Rather, the Series' asset allocation strategy seeks to optimize the exposure of the Series to the Equity Component while protecting Series' assets. Assets allocated to the Equity Component may be reduced or eliminated in order to conserve assets at a level equal to or above the present value of the Guarantee.
------------------------------------------------------------------------------------------------------------------------------------

ING VP Worldwide Growth Portfolio                             Seeks long-term capital appreciation. A nondiversified Portfolio that
    Investment Adviser:  ING Investments, LLC                 under normal conditions, invests at least 65% of net assets in equity
    Investment Subadviser:  ING Investment Management Co.     securities of issuers located in at least three countries, one of which may be the U.S. Generally invests at least 75% of total assets in common and preferred stocks, warrants and convertible securities.

------------------------------------------------------------------------------------------------------------------------------------
ING Variable Portfolios, Inc.
    7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258
------------------------------------------------------------------------------------------------------------------------------------

ING VP Index Plus LargeCap Portfolio (Class S)                Seeks to outperform the total return performance of the Standard &
    Investment Adviser:  ING Investments, LLC                 Poor's 500 Composite Stock Price Index (S&P 500 Index), while
    Investment Subadviser:  ING Investment                    maintaining a market level of risk. Invests at least 80% of assets in
    Management Co.                                            stocks included in the S&P 500 Index. The subadviser's objective is to overweight those stocks in the S&P 500 Index that they believe will outperform the index and underweight or avoid those stocks they believe will underperform the index.

------------------------------------------------------------------------------------------------------------------------------------

ING VP Intermediate Bond Portfolio
------------------------------------------------------------------------------------------------------------------------------------
ING VP Intermediate Bond Portfolio (Class S Shares)           Seeks to maximize total return as is consistent with reasonable risk,
    Investment Adviser: ING Investments, LLC                  through investment in a diversified portfolio consisting of
    Investment Subadviser: ING Investment Management Co.      investment-grade corporate bonds, and debt securities issued or guaranteed by the U.S. Government, its agencies or
                                                              instrumentalities. Under normal market conditions, invests at least
                                                              80% of assets in high-grade corporate bonds, mortgage-related and other asset-backed securities, and securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.
                                                              The Portfolio may invest up to 15% of total assets in high-yield instruments and up to 25% of total assets in foreign debt securities.
------------------------------------------------------------------------------------------------------------------------------------



Opportunities - 133978


                                                                 B7


Fund Name and
Investment Adviser/Subadviser                                 Investment Objective
------------------------------------------------------------------------------------------------------------------------------------
ING Variable Products Trust
    7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258
------------------------------------------------------------------------------------------------------------------------------------

ING VP Financial Services Portfolio (Class S)                 Seeks long-term capital appreciation.  Invests, under normal market conditions, at least 80% of assets in equity securities and equity
    Investment Adviser:  ING Investments, LLC                 equivalent securities of companies principally engaged in the
    Investment Subadviser:  ING Investment Management Co.     financial services industry.  As a general matter, the Portfolio expects these investments to be in common stocks of large-, mid- and small-sized companies. May invest remaining 20% of assets in equity or debt securities of financial services companies or companies that are not financial services companies, and in money market instruments.

------------------------------------------------------------------------------------------------------------------------------------

ING VP MagnaCap Portfolio (Class S)                           Seeks growth of capital, with dividend income as a secondary
    Investment Adviser:  ING Investments, LLC                 consideration.  Normally invests at least 80% of assets in common
    Investment Subadviser:  ING Investment Management Co.     stocks of large companies.  For this Portfolio, large companies are those included in the 500 largest U.S. companies, as measured by total revenues, net assets, cash flow or earnings, or the 1,0000 largest companies as measured by equity market capitalization.

------------------------------------------------------------------------------------------------------------------------------------

ING VP MidCap Opportunities Portfolio (Class S)               Seeks long-term capital appreciation.  Normally invests at least 80%
    Investment Adviser:  ING Investments, LLC                 of assets in the common stocks of mid-sized U.S. companies that the
    Investment Subadviser:  ING Investment Management Co.     subadviser believes have above average prospects for growth.  For this Portfolio, mid-sized companies are those with market
                                                              capitalizations that fall within the range of companies in the
                                                              Russell MidCap Growth Index.

------------------------------------------------------------------------------------------------------------------------------------

ING VP SmallCap Opportunities Portfolio                       Seeks long-term capital appreciation. Normally invests at least 80%
    (Class S)                                                 of assets in the common stock of smaller, lesser-known U.S. companies
    Investment Adviser:  ING Investments, LLC                 that are believed to have above average prospects for growth. For
    Investment Subadviser:  ING Investment Management Co.     this Portfolio, smaller companies are those with market
                                                              capitalizations that fall within the range of companies in the
                                                              Russell 2000 Growth Index.

------------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
    11 Greenway Plaza, Suite 100, Houston, TX 77046-1173
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund                         Seeks long-term growth of capital. Seeks to meet its objective by
    (Series II)                                               investing in securities of companies that are likely to benefit from
    Investment Adviser:  A I M Advisors, Inc.                 changing demographic, economic and lifestyle trends. These securities
    Investment Subadviser:  H.S. Dent Advisors, Inc.          may include common stocks, convertible bonds, convertible preferred stocks and warrants of companies within a broad range of market capitalizations.
------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Leisure Fund (Series I)                              Seeks capital growth. The Fund normally invests at least 80% of its
    Investment Adviser:  A I M Advisors, Inc.                 net assets in the equity securities and equity-related instruments of companies engaged in the design, production, and distribution of products related to leisure activities. These industries include, but are not limited to, hotels/gaming, publishing, advertising, beverages, audio/video, broadcasting-radio/TV, cable & satellite operators, cable & satellite programmers, motion pictures & TV, recreation services/entertainment, retail, and toys. At any given time, 20% of the Fund's assets is not required to be invested in the sector.

------------------------------------------------------------------------------------------------------------------------------------


Opportunities - 133978


                                                                 B8


Fund Name and
Investment Adviser/Subadviser                                 Investment Objective
------------------------------------------------------------------------------------------------------------------------------------

                                                              Seeks capital growth. It also seeks current income. The Fund normally
AIM V.I. Utilities Fund (Series I)                            invests at least 80% of its net assets in the equity securities and equity-related instruments of companies engaged in utilities-related
    Investment Adviser:  A I M Advisors, Inc.                 industries. These include, but are not limited to, companies that produce, generate, transmit, or distribute natural gas or
                                                              electricity, as well as in companies that provide telecommunications services, including local, long distance and wireless. A portion of the Fund's assets is not required to be invested in the sector.

------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products
    82 Devonshire Street, Boston, MA  02109
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Equity-Income Portfolio                       Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite
    (Service Class 2)                                         yield on the securities comprising the Standard & Poor's 500 Index.
    Investment Adviser: Fidelity Management &                 Normally invests at least 80% of total assets in income-producing
        Research Company                                      equity securities (which tends to lead to investments in large cap
    Investment Subadviser: FMR Co., Inc.                      "value" stocks).
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio (Service Class 2)            Seeks to achieve capital appreciation. Normally invests primarily in
    Investment Adviser: Fidelity Management &                 common stocks of companies the investment adviser believes have
        Research     Company                                  above-average growth potential (often called "growth" stocks).
    Investment Subadviser: FMR Co., Inc.
------------------------------------------------------------------------------------------------------------------------------------
Liberty Variable Insurance Trust
    600 Atlantic Avenue, Boston, MA  02210
------------------------------------------------------------------------------------------------------------------------------------
Colonial Small Cap Value Fund                                 Seeks long-term growth by investing primarily in small capitalization
    Investment Adviser:  Columbia Management                  equities.
        Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Pioneer Variable Contracts Trust
     60 State Street, Boston, MA  02109
------------------------------------------------------------------------------------------------------------------------------------
Pioneer Fund VCT Portfolio (Class II Shares)                  Seeks reasonable income and capital growth. Invests in a broad list
    Investment Adviser:  Pioneer Investment Management, Inc.  of carefully selected, reasonably priced securities rather than in securities whose prices reflect a premium resulting from their current market popularity. The Portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers. For purposes of the portfolio's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as depositary receipts, warrants, rights, interests in real estate investment trusts (REITs) and preferred stocks.
------------------------------------------------------------------------------------------------------------------------------------
Pioneer Mid Cap Value VCT Portfolio (Class II Shares)         Seeks capital appreciation by investing in a diversified portfolio of
    Investment Adviser:  Pioneer Investment Management, Inc.  securities consisting primarily of common stocks. Normally, invests at least 80% of total assets in equity securities of mid-size companies, that is, companies with market values within the range of market values of companies included in the Russell Midcap(R) Value
                                                              Index.
------------------------------------------------------------------------------------------------------------------------------------


Opportunities - 133978


                                                                 B9



Fund Name and
Investment Adviser/Subadviser                                 Investment Objective
------------------------------------------------------------------------------------------------------------------------------------
Pro Funds VP
    3435 Stelzer Road, Suite 1000, P.O. Box 182100, Columbus, OH 43218-2000
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                               Seeks daily investment results, before fees and expenses, that
    Investment Adviser: ProFund Advisors, LLC                 correspond to the daily performance of the S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                          Seeks daily investment results, before fees and expenses,
    Investment Adviser: ProFund Advisors, LLC                 that correspond to the daily performance of the ProFunds Europe
                                                              30 Index.
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                           Seeks daily investment results, before fees and expenses, that
    Investment Adviser: ProFund Advisors, LLC                 correspond to one and one-quarter times (125%) the inverse (opposite)
                                                              of the daily price movement of the most recently issued 30-year U.S.
                                                              Treasury Bond.
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                          Seeks daily investment results, before fees and expenses,
    Investment Adviser: ProFund Advisors, LLC                 that correspond to the daily performance of the Russell 2000 Index.
------------------------------------------------------------------------------------------------------------------------------------
Prudential Series Fund, Inc.
    751 Broad Street, Newark, NJ  07102
------------------------------------------------------------------------------------------------------------------------------------
Jennison Portfolio (Class II)                                 Seeks long-term growth of capital. We invests
    Investment Adviser: Prudential Investments LLC            primarily in equity securities of major, established corporations
    Investment Subadviser: Jennison Associates LLC            that we believe offer above-average growth prospects.
------------------------------------------------------------------------------------------------------------------------------------
SP William Blair International Growth Portfolio (Class II)    Seeks long-term growth of capital. Invests in equity-related
    (formerly SP Jennison International Growth Portfolio)     securities of foreign issuers that the subadviser thinks will
    Investment Adviser:  Prudential Investments LLC           increase in value over a period of years. Invests primarily in the
    Investment Subadviser:  William Blair & Company LLC       common stock of large and medium-sized foreign companies. Under normal circumstances, invests at least 65% of total assets in common stock of foreign companies operating or based in at least five different countries.
------------------------------------------------------------------------------------------------------------------------------------


Opportunities - 133978


                                                                B10

--------------------------------------------------------------------------------
APPENDIX C
--------------------------------------------------------------------------------

                                Fixed Account II

Fixed Account II ("Fixed Account") is an optional fixed interest allocation offered during the accumulation phase of your variable annuity contract between you and ING USA Annuity and Life Insurance Company ("ING USA," the "Company," "we" or "our"). The Fixed Account, which is a segregated asset account of ING USA, provides a means for you to invest on a tax-deferred basis and earn a guaranteed interest for guaranteed interest periods (Fixed Interest Allocation(s)). We will credit your Fixed Interest Allocation(s) with a fixed rate of interest. We currently offer Fixed Interest Allocations with guaranteed interest periods of 5, 7 and 10 years. In addition, we may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively in connection with our dollar cost averaging program. We may offer additional guaranteed interest periods in some or all states, may not offer all guaranteed interest periods on all contracts or in all states and the rates for a given guaranteed interest period may vary among contracts. We set the interest rates periodically. We may credit a different interest rate for each interest period. The interest you earn in the Fixed Account as well as your principal is guaranteed by ING USA, as long as you do not take your money out before the maturity date for the applicable interest period. If you take your money out from a Fixed Interest Allocation more than 30 days before the applicable maturity date, we will apply a market value adjustment ("Market Value Adjustment"). A Market Value Adjustment could increase or decrease your contract value and/or the amount you take out. A surrender charge may also apply to withdrawals from your contract. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

For contracts sold in some states, not all Fixed Interest Allocations are available. You have a right to return a contract for a refund as described in the prospectus.

The Fixed Account

You may allocate premium payments and transfer your Contract value to the guaranteed interest periods of the Fixed Account during the accumulation period as described in the prospectus. Every time you allocate money to the Fixed Account, we set up a Fixed Interest Allocation for the guaranteed interest period you select. We will credit your Fixed Interest Allocation with a guaranteed interest rate for the interest period you select, so long as you do not withdraw money from that Fixed Interest Allocation before the end of the guaranteed interest period. Each guaranteed interest period ends on its maturity date which is the last day of the month in which the interest period is scheduled to expire.

Your Contract value in the Fixed Account is the sum of your Fixed Interest Allocations and the interest credited as adjusted for any withdrawals, transfers or other charges we may impose, including any Market Value Adjustment. Your Fixed Interest Allocation will be credited with the guaranteed interest rate in effect for the guaranteed interest period you selected when we receive and accept your premium or reallocation of Contract value. We will credit interest daily at a rate that yields the quoted guaranteed interest rate.

If you surrender, withdraw, transfer or annuitize your investment in a Fixed Interest Allocation more than 30 days before the end of the guaranteed interest period, we will apply a Market Value Adjustment to the transaction. A Market Value Adjustment could increase or decrease the amount you surrender, withdraw, transfer or annuitize, depending on current interest rates at the time of the transaction. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

Guaranteed Interest Rates

Each Fixed Interest Allocation will have an interest rate that is guaranteed as long as you do not take your money out until its maturity date. We do not have a specific formula for establishing the guaranteed interest rates for the different guaranteed interest periods. We determine guaranteed interest rates at our sole discretion. We cannot predict the level of future interest rates. For more information see the prospectus for the Fixed Account.

Transfers from a Fixed Interest Allocation

You may transfer your Contract value in a Fixed Interest Allocation to one or more new Fixed Interest Allocations with new guaranteed interest periods, or to any of the subaccounts of ING USA's Separate Account B as described in the prospectus on the maturity date of a guaranteed interest period. The minimum amount that you can transfer to or from any Fixed Interest Allocation is $100. Transfers from a Fixed Interest Allocation may be subject to a Market Value Adjustment. If you have a special Fixed Interest Allocation that was offered exclusively with our dollar cost averaging program, canceling dollar cost averaging will cause a transfer of the entire Contract value in such Fixed Interest Allocation to the Liquid Assets subaccount, and such a transfer will be subject to a Market Value Adjustment.


Opportunities - 133978


                                       C1

Please be aware that the benefit we pay under certain optional benefit riders will be adjusted by any transfers you make to and from the Fixed Interest Allocations during specified periods while the rider is in effect. See "Optional Riders" in the prospectus.

Withdrawals from a Fixed Interest Allocation

During the accumulation phase, you may withdraw a portion of your Contract value in any Fixed Interest Allocation. You may make systematic withdrawals of only the interest earned during the prior month, quarter or year, depending on the frequency chosen, from a Fixed Interest Allocation under our systematic withdrawal option. A withdrawal from a Fixed Interest Allocation may be subject to a Market Value Adjustment and a contract surrender charge. Be aware that withdrawals may have federal income tax consequences, including a 10% penalty tax, as well as state income tax consequences.

Please be aware that the benefit we pay under any of the optional benefit riders will be reduced by any withdrawals you made from the Fixed Interest Allocations during the period while the rider is in effect. See "Optional Riders" in the prospectus.

Market Value Adjustment

A Market Value Adjustment may decrease, increase or have no effect on your Contract value. We will apply a Market Value Adjustment (i) whenever you withdraw or transfer money from a Fixed Interest Allocation (unless made within 30 days before the maturity date of the applicable guaranteed interest period, or under the systematic withdrawal or dollar cost averaging program) and (ii) if on the annuity start date a guaranteed interest period for any Fixed Interest Allocation does not end on or within 30 days of the annuity start date.

A Market Value Adjustment may be positive, negative or result in no change. In general, if interest rates are rising, you bear the risk that any Market Value Adjustment will likely be negative and reduce your Contract value. On the other hand, if interest rates are falling, it is more likely that you will receive a positive Market Value Adjustment that increases your Contract value. In the event of a full surrender, transfer or annuitization from a Fixed Interest Allocation, we will add or subtract any Market Value Adjustment from the amount surrendered, transferred or annuitized. In the event of a partial withdrawal, transfer or annuitization, we will add or subtract any Market Value Adjustment from the total amount withdrawn, transferred or annuitized in order to provide the amount requested. If a negative Market Value Adjustment exceeds your Contract value in the Fixed Interest Allocation, we will consider your request to be a full surrender, transfer or annuitization of the Fixed Interest Allocation.

Contract Value in the Fixed Interest Allocations

On the contract date, the Contract value in any Fixed Interest Allocation in which you are invested is equal to the portion of the initial premium paid and designated for allocation to the Fixed Interest Allocation. On each business day after the contract date, we calculate the amount of Contract value in each Fixed Interest Allocation as follows:

      (1) We take the Contract value in the Fixed Interest Allocation at the end of the preceding business day.

      (2) We credit a daily rate of interest on (1) at the guaranteed rate since the preceding business day.

      (3)   We add (1) and

      (4)   We subtract from (3) any transfers from that Fixed Interest
            Allocation.

      (5) We subtract from (4) any withdrawals, and then subtract any contract fees (including any rider charges) and premium taxes.

Additional premium payments and transfers allocated to the Fixed Account will be placed in a new Fixed Interest Allocation. The Contract value on the date of allocation will be the amount allocated. Several examples which illustrate how the Market Value Adjustment works are included in the prospectus for the Fixed Account.

Opportunities - 133978


                                       C2

Cash Surrender Value

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value of amounts allocated to the Fixed Account will fluctuate daily based on the interest credited to Fixed Interest Allocations, any Market Value Adjustment, and any surrender charge. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your Contract value, then we adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee (unless waived), and any optional benefit rider charge, and any other charges incurred but not yet deducted.

Dollar Cost Averaging from Fixed Interest Allocations

You may elect to participate in our dollar cost averaging program if you have at least $1,200 of Contract value in Fixed Account Interest Allocations with a guaranteed interest period of 1 year or less. The Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other Fixed Interest Allocations or contract investment portfolio subaccounts selected by you.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels. You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. You may change the transfer amount once each contract year.

Transfers from a Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment.

We may in the future offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

Suspension of Payments

We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

More Information

See the prospectus for Fixed Account II.


Opportunities - 133978


                                       C3

--------------------------------------------------------------------------------
APPENDIX D
--------------------------------------------------------------------------------

                            Fixed Interest Division

A Fixed Interest Division option is available through the group and individual deferred variable annuity contracts offered by ING USA Annuity and Life Insurance Company. The Fixed Interest Division is part of the ING USA General Account. Interests in the Fixed Interest Division have not been registered under the Securities Act of 1933, and neither the Fixed Interest Division nor the General Account are registered under the Investment Company Act of 1940.

Interests in the Fixed Interest Division are offered in certain states through an Offering Brochure, dated May 1, 2004. The Fixed Interest Division is different from the Fixed Account which is described in the prospectus but which is not available in your state. If you are unsure whether the Fixed Account is available in your state, please contact our Customer Service Center at (800) 366-0066. When reading through the Prospectus, the Fixed Interest Division should be counted among the various investment options available for the allocation of your premiums, in lieu of the Fixed Account. The Fixed Interest Division may not be available in some states. Some restrictions may apply.

You will find more complete information relating to the Fixed Interest Division in the Offering Brochure. Please read the Offering Brochure carefully before you invest in the Fixed Interest Division.



Opportunities - 133978



                                       D1

--------------------------------------------------------------------------------
APPENDIX E
--------------------------------------------------------------------------------

                Surrender Charge for Excess Withdrawals Example


The following assumes you made an initial premium payment of $10,000 and additional premium payments of $10,000 in each of the second and third contract years, for total premium payments under the Contract of $30,000. It also assumes a withdrawal at the end of the third contract year of 30% of the contract value of $35,000, that Standard Death Benefit was selected and that the applicable minimum required distribution ("MRD") is $2,000.

In this example, $8,500 (10% of contract value of $35,000, which is $3,500, plus cumulative earnings, which is $35,000 less $30,000, which equals $5,000) is the maximum free withdrawal amount that you may withdraw without a surrender charge. The total amount withdrawn from the contract would be $10,500 ($35,000 x .30). Therefore, $2,000 ($10,500 - $8,500) is considered an excess withdrawal of a part of the initial premium payment of $10,000 and would be subject to a 6% surrender charge of $120 ($2,000 x .06). The amount of the withdrawal paid to you will be $10,380 ($10,500 - $120).

If the MRD had been $9,000 instead of $2,000, the amount subject to the 6% surrender charge would be $1,500 ($10,500 - $9,000) and a surrender charge of $90 ($1,500 x .06) would apply. This example does not take into account any Market Value Adjustment or deduction of any premium taxes.



Opportunities - 133978



                                       E1

--------------------------------------------------------------------------------
APPENDIX F
--------------------------------------------------------------------------------



  Examples of Withdrawal Adjustment for 7% Solution Death Benefit Element For
     Contract Categories Other Than May-2002, Yr-2003, May-2003 or Yr-2004*


These examples assume that withdrawals have not exceeded 7% of premium in any year. They apply to the 7% Solution Death Benefit Element of the Max 7 Death Benefit.

Example #1:  The Contract Value (AV) is Lower than the Death Benefit

      Assume a premium payment of $100,000, AV at the time of withdrawal of $87,000 and a 7% Solution minimum guarantee death benefit ("MGDB") at the time of withdrawal of $127,000. A total withdrawal of $27,000 is made. The withdrawal is a combination of Special Withdrawal and Pro-rata Withdrawal.

Calculate the Effect of the Withdrawal

      1.    The Special Withdrawal is $7,000 (7% of $100,000).

            MGDB after Special Withdrawal = $120,000 ($127,000 - $7,000)

            AV after Special Withdrawal = $80,000 ($87,000 - $7,000)

            The Pro-rata Withdrawal is $20,000 ($27,000 - $7,000).

      2. Pro-rata Withdrawal Adjustment to MGDB = $30,000 ($120,000 * ($20,000 / $80,000))

            MGDB after Pro-rata Withdrawal = $90,000 ($120,000 - $30,000)

            AV after Pro-rata Withdrawal = $60,000 ($80,000 - $20,000)

Example #2:  The Contract Value (AV) is Greater than the Death Benefit

      Assume a premium payment of $100,000, AV at the time of withdrawal of $167,000 and a 7% Solution minimum guarantee death benefit ("MGDB") at the time of withdrawal of $127,000. A total withdrawal of $27,000 is made. The withdrawal is a combination of Special Withdrawal and Pro-rata Withdrawal.

Calculate the Effect of the Withdrawal

      1.    The Special Withdrawal is $7,000 (7% of $100,000).

            MGDB after Special Withdrawal = $120,000 ($127,000 - $7,000)

            AV after Special Withdrawal = $160,000 ($167,000 - $7,000)

            The Pro-rata Withdrawal is $20,000 ($27,000 - $7,000).

      2. Pro-rata Withdrawal Adjustment to MGDB = $15,000 ($120,000 * ($20,000 / $160,000))

            MGDB after Pro-rata Withdrawal = $105,000 ($120,000 - $15,000)

            AV after Pro-rata Withdrawal = $140,000 ($160,000 - $20,000)


Opportunities - 133978


                                       F1

Example #3:  The Contract Value (AV) is Equal to the Death Benefit

      Assume a premium payment of $100,000, AV at the time of withdrawal of $127,000 and a 7% Solution minimum guarantee death benefit ("MGDB") at the time of withdrawal of $127,000. A total withdrawal of $27,000 is made. The withdrawal is a combination of Special Withdrawal and Pro-rata Withdrawal.

Calculate the Effect of the Withdrawal

      1.    The Special Withdrawal is $7,000 (7% of $100,000).

            MGDB after Special Withdrawal = $120,000 ($127,000 - $7,000)

            AV after Special Withdrawal = $120,000 ($127,000 - $7,000)

            The Pro-rata Withdrawal is $20,000 ($27,000 - $7,000).

      2. Pro-rata Withdrawal Adjustment to MGDB = $20,000 ($120,000 * ($20,000 / $120,000))

            MGDB after Pro-rata Withdrawal = $100,000 ($120,000 - $20,000)

            AV after Pro-rata Withdrawal = $100,000 ($120,000 - $20,000)



*Withdrawals from Contracts in the May-2002, Yr-2003, May-2003 and Yr-2004 categories are made on a pro-rata basis for the 7% Solution Element of the Max 7 Enhanced Death Benefit, as applicable.


Opportunities - 133978



                                       F2

--------------------------------------------------------------------------------
APPENDIX G
--------------------------------------------------------------------------------

                   Special Funds and Excluded Funds Examples


Example #1: The following examples are intended to demonstrate the impact on your 7% Solution Death Benefit Element ("7% MGDB") of allocating your Contract Value to Special Funds.

-------------------------------------- --------------------------------- --------------------------------------
7% MGDB if 50% invested                7% MGDB if 0% invested            7% MGDB if 100% invested
in Special Funds                       in Special Funds                  in Special Funds
-------------------------------------- --------------------------------- --------------------------------------

End                                    End                               End
of Yr    Covered    Special    Total   of Yr  Covered    Special  Total  of Yr      Covered   Special   Total
 0       500        500        1,000    0     1,000      --       1,000   0         0         1000      1000
 1       535        500        1,035    1     1,070      --       1,070   1         0         1000      1000
 2       572        500        1,072    2     1,145      --       1,145   2         0         1000      1000
 3       613        500        1,113    3     1,225      --       1,225   3         0         1000      1000
 4       655        500        1,155    4     1,311      --       1,311   4         0         1000      1000
 5       701        500        1,201    5     1,403      --       1,403   5         0         1000      1000
 6       750        500        1,250    6     1,501      --       1,501   6         0         1000      1000
 7       803        500        1,303    7     1,606      --       1,606   7         0         1000      1000
 8       859        500        1,359    8     1,718      --       1,718   8         0         1000      1000
 9       919        500        1,419    9     1,838      --       1,838   9         0         1000      1000
10       984        500        1,484   10     1,967      --       1,967  10         0         1000      1000
-------------------------------------- --------------------------------- --------------------------------------



------------------------------------- ----------------------------------
7% MGDB if transferred to             7% MGDB if transferred to
Special Funds                         Covered Funds
at the beginning of year 6            at the beginning of year 6
------------------------------------- ----------------------------------
End                                   End
of Yr    Covered    Special   Total   of Yr  Covered    Special  Total
 0       1,000         --     1,000    0        --      1,000    1,000
 1       1,070         --     1,070    1        --      1,000    1,000
 2       1,145         --     1,145    2        --      1,000    1,000
 3       1,225         --     1,225    3        --      1,000    1,000
 4       1,311         --     1,311    4        --      1,000    1,000
 5       1,403         --     1,403    5        --      1,000    1,000
 6          --      1,403     1,403    6     1,070         --    1,070
 7          --      1,403     1,403    7     1,145         --    1,145
 8          --      1,403     1,403    8     1,225         --    1,225
 9          --      1,403     1,403    9     1,311         --    1,311
10          --      1,403     1,403   10     1,403         --    1,403
------------------------------------- ----------------------------------


Opportunities - 133978



                                       G1

Example #2: The following examples are intended to demonstrate the impact on your 7% Solution Death Benefit Element ("7% MGDB") of allocating your Contract Value to Excluded Funds.

      --------------------------------------------------------------------------
                      7% MGDB if 50% invested in Excluded Funds
      --------------------------------------------------------------------------
                      Covered           Excluded           Total
      End         ---------------------------------------------------    Death
      of Yr       7% MGDB    AV    "7% MGDB"   AV    7% MGDB    AV       Benefit
       0          500        500    500        500   1,000      1,000    1,000
       1          535        510    535        510   1,045      1,020    1,045
       2          572        490    572        490   1,062        980    1,062
       3          613        520    613        520   1,133      1,040    1,133
       4          655        550    655        550   1,205      1,100    1,205
       5          701        450    701        450   1,151        900    1,151
       6          750        525    750        525   1,275      1,050    1,275
       7          803        600    803        600   1,403      1,200    1,403
       8          859        750    859        750   1,609      1,500    1,609
       9          919        500    919        500   1,419      1,000    1,419
      10          984        300    984        300   1,284        600    1,284
      --------------------------------------------------------------------------

      ----------------------------------   -------------------------------------
      7% MGDB if 0% invested               7% MGDB if 100% invested
      in Excluded Funds                    in Excluded Funds
      ----------------------------------   -------------------------------------
                   Covered                               Excluded
      End     ----------------   Death     End     -------------------  Death
      of Yr   7% MGDB    AV      Benefit   of Yr   "7% MGDB"   AV       Benefit
       0      1,000      1,000   1,000      0       1,000      1,000    1,000
       1      1,070      1,020   1,070      1       1,070      1,020    1,020
       2      1,145        980   1,145      2       1,145        980      980
       3      1,225      1,040   1,225      3       1,225      1,040    1,040
       4      1,311      1,100   1,311      4       1,311      1,100    1,100
       5      1,403        900   1,403      5       1,403        900      900
       6      1,501      1,050   1,501      6       1,501      1,050    1,050
       7      1,606      1,200   1,606      7       1,606      1,200    1,200
       8      1,718      1,500   1,718      8       1,718      1,500    1,500
       9      1,838      1,000   1,838      9       1,838      1,000    1,000
      10      1,967        600   1,967     10       1,967        600      600
      ----------------------------------   -------------------------------------



      Note: AV are hypothetical illustrative values. Not a projection. "7% MGDB" for Excluded funds is notional. Not payable as a benefit. Death Benefit for Excluded Funds equals Accumulation Value (AV)



Opportunities - 133978



                                       G2

      --------------------------------------------------------------------------
                      Transfer from Covered Funds to Excluded Funds
                                  at the beginning of year 6
      --------------------------------------------------------------------------
                       Covered          Excluded          Total
                  ---------------------------------------------------    Death
      End of Yr   7% MGDB    AV    "7% MGDB"   AV     7% MGDB    AV      Benefit
      --          1,000      1,000     --         --  1,000      1,000   1,000
       1          1,050      1,020     --         --  1,050      1,020   1,050
       2          1,103        980     --         --  1,103        980   1,103
       3          1,158      1,040     --         --  1,158      1,040   1,158
       4          1,216      1,100     --         --  1,216      1,100   1,216
       5          1,276        900     --         --  1,276        900   1,276
       6             --         --  1,340      1,050  1,050      1,050   1,050
       7             --         --  1,407      1,200  1,200      1,200   1,200
       8             --         --  1,477      1,500  1,500      1,500   1,500
       9             --         --  1,551      1,000  1,000      1,000   1,000
      10             --         --  1,629        600    600        600     600
      --------------------------------------------------------------------------

      Note: 7% MGDB transferred to Excluded Funds equals the 7% MGDB in Covered
            Funds (or pro-rata portion thereof for partial transfer). Transfers from Special Funds to Excluded Funds work the same as Covered to Excluded (except 7% MGDB in Special Funds does not accumulate).


      --------------------------------------------------------------------------
                    Transfer from Excluded Funds to Covered Funds
                             at the beginning of year 6
      --------------------------------------------------------------------------
                      Covered            Excluded          Total
                  ---------------------------------------------------    Death
      End of Yr   7% MGDB    AV     "7% MGDB"  AV      7% MGDB  AV       Benefit
      --             --         --   1,000     1,000   1,000    1,000    1,000
       1             --         --   1,050     1,020   1,020    1,020    1,020
       2             --         --   1,103       980     980      980      980
       3             --         --   1,158     1,040   1,040    1,040    1,040
       4             --         --   1,216     1,100   1,100    1,100    1,100
       5             --         --   1,276       900     900      900      900
       6            945      1,050      --        --     945    1,050    1,050
       7            992      1,200      --        --     992    1,200    1,200
       8          1,042      1,500      --        --   1,042    1,500    1,500
       9          1,094      1,000      --        --   1,094    1,000    1,094
      10          1,149        600      --        --   1,149      600    1,149
      --------------------------------------------------------------------------

      Note: 7% MGDB transferred to Covered Funds is the lesser of 7% MGDB in Excluded Funds (or portion thereof for partial transfer) and AV transferred to Covered Funds. Transfers from Excluded Funds to Special Funds work the same as Excluded to Covered (except 7% MGDB in Special Funds does not accumulate).



Opportunities - 133978


                                       G3

--------------------------------------------------------------------------------
APPENDIX H
--------------------------------------------------------------------------------

         Examples of Adjustments to the MGWB Withdrawal Account and the
       Maximum Annual Withdrawal Amount for Withdrawals in Excess of the
         Maximum Annual Withdrawal Amount ("Excess Withdrawal Amount")


Example #1: Owner has invested only in Covered Funds

      Assume the Contract Value (CV) before the withdrawal is $100,000 and is invested in Covered Funds only, the Eligible Payment Amount (EPA) is $100,000, the Maximum Annual Withdrawal Amount (MAW) is $7,000, the MGWB Withdrawal Account allocated to Covered Funds ("Covered Withdrawal Account") is $120,000, and a withdrawal of $10,000 is made. The effect of the withdrawal is calculated as follows:

      The new CV is $90,000 ($100,000 - $10,000).

      The Excess Withdrawal Amount is $3,000 ($10,000 - $7,000).

      The Covered Withdrawal Account is first reduced dollar-for-dollar by the portion of the withdrawal up to the MAW to $113,000 ($120,000 - $7,000), and is then reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $109,354.84 ($113,000 * (1 - $3,000 / $93,000)).

      The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $96,774.19 ($100,000 * (1 - $3,000 / $93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied pro-rata regardless of whether CV is allocated to Covered or Excluded Funds. The MAW is then recalculated to be 7% of the new EPA, $6,774.19 ($96,774.19 * 7%).


Example #2: Owner has invested only in Excluded Funds

      Assume the Contract Value (CV) before the withdrawal is $100,000 and is invested in Excluded Funds only, the Eligible Payment Amount (EPA) is $100,000, the Maximum Annual Withdrawal Amount (MAW) is $7,000, the MGWB Withdrawal Account allocated to Excluded Funds ("Excluded Withdrawal Account") is $120,000, and a withdrawal of $10,000 is made. The effect of the withdrawal is calculated as follows:

      The new CV is $90,000 ($100,000 - $10,000).

      The Excess Withdrawal Amount is $3,000 ($10,000 - $7.000).

      The Excluded Withdrawal Account is reduced pro-rata based on the ratio of the entire amount withdrawn to the CV (before the withdrawal) to $108,000 ($120,000 * (1 - $10,000 / $100,000)).

      The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $96,774.19 ($100,000 * (1 - $3,000/$93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied pro-rata regardless of whether CV is allocated to Covered or Excluded Funds. The MAW is then recalculated to be 7% of the new EPA, $6,774.19 ($96,774.19 * 7%).


Example #3: Owner has invested in both Covered and Excluded Funds

      Assume the Contract Value (CV) before the withdrawal is $100,000 and is invested $60,000 in Covered Funds and $40,000 in Excluded Funds. Further assume that the Eligible Payment Amount (EPA) is $100,000, the Maximum Annual Withdrawal Amount (MAW) is $7,000, the MGWB Withdrawal Account allocated to Covered Funds ("Covered Withdrawal Account") is $75,000, the MGWB Withdrawal Account allocated to Excluded Funds ("Excluded Withdrawal Account") is $45,000, and a withdrawal is made of $10,000 ($8,000 from Covered Funds and $2,000 from Excluded Funds).


Opportunities - 133978


                                       H1

      The new CV for Covered Funds is $52,000 ($60,000 - $8,000), and the new CV for Excluded Funds is $38,000 ($40,000 - $2,000).

      The Covered Withdrawal Account is first reduced dollar-for-dollar by the lesser of the MAW ($7,000) and the amount withdrawn from Covered Funds ($8,000) to $68,000 ($75,000 - $7,000), and is then reduced pro-rata based on the ratio of any Excess Withdrawal Amount from Covered Funds to the CV in Covered Funds (after being reduced for the withdrawal up to the MAW) to $66,716.98 ($68,000 * (1 - $1,000 / $53,000).

      The Excluded Withdrawal Account is reduced pro-rata based on the ratio of the amount withdrawn from Excluded Funds to the CV in Excluded Funds (prior to the withdrawal) to $42,750 ($45,000 * (1 - $2,000 / $40,000)).

      The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $96,774.19 ($100,000 * (1 - $3,000 / $93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied pro-rata regardless of whether CV is allocated to Covered or Excluded Funds. The MAW is then recalculated to be 7% of the new EPA, $6,774.19 ($96,774.19 * 7%).



Example #4: Owner transfers funds from Excluded Funds to Covered Funds

      Assume the Contract Value (CV) before the transfer is $100,000 and is invested $60,000 in Covered Funds and $40,000 in Excluded Funds. Further assume that the MGWB Withdrawal Account allocated to Covered Funds ("Covered Withdrawal Account") is $75,000, the MGWB Withdrawal Account allocated to Excluded Funds ("Excluded Withdrawal Account") is $45,000, and a transfer is made of $10,000 from Excluded Funds to Covered Funds.

      The new CV for Covered Funds is $70,000 ($60,000 + $10,000), and the new CV for Excluded Funds is $30,000 ($40,000 - $10,000).

      The Excluded Withdrawal Account is reduced pro-rata based on the ratio of the amount transferred from Excluded Funds to the CV in Excluded Funds (prior to the transfer) to $33,750 ($45,000 * (1 - $10,000 / $40,000)).

      The Covered Withdrawal Account is increased by the lesser of the reduction of the Excluded Withdrawal Account of $11,250 ($45,000 - $33,750) and the actual amount transferred of $10,000. Thus, the Covered Withdrawal Account is increased to $85,000 ($75,000 + $10,000).


Example #5: Owner transfers funds from Covered Funds to Excluded Funds

      Assume the Contract Value (CV) before the transfer is $100,000 and is invested $60,000 in Covered Funds and $40,000 in Excluded Funds. Further assume that the MGWB Withdrawal Account allocated to Covered Funds ("Covered Withdrawal Account") is $75,000, the MGWB Withdrawal Account allocated to Excluded Funds ("Excluded Withdrawal Account") is $45,000, and a transfer is made of $10,000 from Covered Funds to Excluded Funds.

      The new CV for Covered Funds is $50,000 ($60,000 - $10,000), and the new CV for Excluded Funds is $50,000 ($40,000 + $10,000).

      The Covered Withdrawal Account is reduced pro-rata based on the ratio of the amount transferred from Covered Funds to the CV in Covered Funds (prior to the transfer) to $62,500 ($75,000 * (1 - $10,000 / $60,000)).

      The Excluded Withdrawal Account is increased by the reduction of the Covered Withdrawal Account of $12,500 ($75,000 - $62,500) to $57,500 ($45,000 +
$12,500).


Opportunities - 133978


                                       H2

--------------------------------------------------------------------------------
APPENDIX I
--------------------------------------------------------------------------------

              Death Benefits for Category Yr-2001 Contract Owners



The purpose of this appendix is to describe the death benefits applicable to contract owners in the Yr-2001 category. Other than as specified below, please see the prospectus for a full description of your death benefit options and other Contract features. Capitalized terms have the same meaning as described in the Prospectus. If you are unsure of which Category applies to you, please call our Customer Service Center. These benefits are currently available only in the State of Washington. Please note that the 7% Solution Enhanced Death Benefit is no longer available. As used in this appendix, "Non-Special Funds" has the same meaning as "Covered Funds" in the prospectus.


We use the Base Death Benefit to help determine the minimum death benefit payable under each of the death benefit options described below. You do not elect the Base Death Benefit. The Base Death Benefit is equal to the greater of:

      1)    the contract value; and

      2)    the cash surrender value.

The Standard Death Benefit equals the greatest of the Base Death Benefit, the floor, and the sum of:

      1)    the contract value allocated to Special Funds; and

      2) the Standard Minimum Guaranteed Death Benefit for amounts allocated to Non-Special Funds.

The Standard Minimum Guaranteed Death Benefit equals:

      1) the initial premium payment allocated to Special and Non-Special Funds, respectively;

      2) increased by premium payments and adjusted for transfers, allocated to Special and Non-Special Funds, respectively, after issue; and

      3) reduced by a pro-rata adjustment for any withdrawal or transfer taken from the Special and Non-Special Funds, respectively.

      In the event of transfers from Special to Non-Special funds, the increase in the Minimum Guaranteed Death Benefit of the Non-Special Fund will equal the lesser of the reduction in the Minimum Guaranteed Death Benefit in the Special Fund and the contract value transferred. In the event of transfers from Non-Special to Special Funds, the increase in the Minimum Guaranteed Death Benefit of the Special Fund will equal the reduction in the Minimum Guaranteed Death Benefit in the Non-Special Fund.


The floor for the Death Benefit is the total premium payments made under the Contract reduced by a pro-rata adjustment for any withdrawal.

Enhanced Death Benefit Options. Under the Enhanced Death Benefit options, if you die before the annuity start date, your beneficiary will receive the greater of the Standard Death Benefit and the Enhanced Death Benefit option elected. For purposes of calculating the Enhanced Death Benefits, certain investment portfolios, and the Fixed Account are designated as "Special Funds." For Contracts issued on or after May 1, 2003, the following investment options are designated as Special Funds: the ING Liquid Assets Portfolio; the ING Limited Maturity Bond Portfolio; the ING VP Intermediate Bond Portfolio; the ING PIMCO Core Bond Portfolio; the Fixed Account; the Fixed Interest Division; and the TSA Special Fixed Account. For Contracts issued before May 1, 2003, the ING VP Intermediate Bond Portfolio and the ING PIMCO Core Bond Portfolio are not designated as Special Funds. For Contracts issued on or after September 2, 2003, the ProFunds VP Rising Rates Opportunity Portfolio is designated as a Special Fund.

We may, with 30 days notice to you, designate any investment portfolio as a Special Fund on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. Selecting a Special Fund may limit or reduce the enhanced death benefit.



Opportunities - 133978


                                       I1

For the period during which a portion of the contract value is allocated to a Special Fund, we may, at our discretion, reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during that period.

The 7% Solution Enhanced Death Benefit, equals the greatest of:

      1)    the Standard Death Benefit;

      2)    the floor; and

      3) the sum of the contract value allocated to Special Funds and the 7% Solution Minimum Guaranteed Death Benefit for Non-Special Funds.

The 7% Solution Minimum Guaranteed Death Benefit for Special and Non-Special Funds equals the lesser of:

      1) premiums, adjusted for withdrawals and transfers, accumulated at 7% until the earlier of attainment of age 80 or reaching the cap (equal to 3 times all premium payments, as reduced by adjustments for withdrawals) and thereafter at 0%, subject to a floor as described below, and

      2)    the cap.

Withdrawals of up to 7% per year of cumulative premiums are referred to as special withdrawals. Special withdrawals reduce the 7% Solution Minimum Guaranteed Death Benefit and the cap by the amount of contract value withdrawn. For any other withdrawals (withdrawals in excess of the amount available as a special withdrawal), a pro-rata adjustment to the 7% Solution Minimum Guaranteed Death Benefit and the cap is made. The amount of the pro-rata adjustment for withdrawals from Non-Special Funds will equal (a) times (b) divided by (c): where (a) is the 7% Solution Minimum Guaranteed Death Benefit for Non-Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and
(c) is the contract value allocated to Non-Special Funds before the withdrawal. The amount of the pro-rata adjustment for withdrawals from Special Funds will equal (a) times (b) divided by (c): where (a) is the 7% Solution Minimum Guaranteed Death Benefit for Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Special Funds before the withdrawal.

Transfers from Special to Non-Special Funds will reduce the 7% Solution Minimum Guaranteed Death Benefit and the cap for Special Funds on a pro-rata basis. The resulting increase in the 7% Solution Minimum Guaranteed Death Benefit in the Non-Special Funds will equal the lesser of the reduction in the 7% Solution Minimum Guaranteed Death Benefit in the Special Funds and the contract value transferred. The increase in the cap for Non-Special Funds will equal the reduction in the cap for Special Funds.

Transfers from Non-Special to Special Funds will reduce the 7% Solution Minimum Guaranteed Death Benefit and the cap in the Non-Special Funds on a pro-rata basis. The resulting increase in the 7% Solution Minimum Guaranteed Death Benefit and the cap for the Special Funds will equal the reduction in the 7% Solution Minimum Guaranteed Death Benefit and the cap for the Non-Special Funds.

The floor for the 7% Solution Enhanced Death Benefit is determined by the same calculations described above for the 7% Solution Minimum Guaranteed Death Benefit except as follows: If you transfer contract value to a Special Fund, the minimum floor will not be reduced by the transfer. Instead, a portion of the floor (equal to the percentage of contract value transferred) just prior to the transfer will be frozen (with 0% subsequent growth) unless the contract value is transferred back to the Non-Special Funds. Upon such transfer back to Non-Special Funds, we will resume accumulating that portion of the floor at the 7% annual effective rate as described above, subject to the age limit and the cap described above. Similarly, for contract value allocated directly to Special Funds, that portion of the floor will be the contract value allocated, and will not accumulate while invested in Special Funds. Withdrawals will reduce the floor as described for the minimum guaranteed death benefit above. Your death benefit will be the greater of the floor and the death benefit determined as described above.

The Annual Ratchet Enhanced Death Benefit equals the greatest of:

      1)    the Standard Death Benefit;

      2)    the floor; and

      3) the sum of the contract value allocated to Special Funds and the Annual Ratchet Minimum Guaranteed Death Benefit allocated to Non-Special Funds.


Opportunities - 133978


                                       I2

The Annual Ratchet Minimum Guaranteed Death Benefit equals:

      1) the initial premium allocated at issue to Special and Non-Special Funds, respectively;

      2) increased dollar for dollar by any premium allocated after issue to Special and Non-Special funds, respectively;

      3) for Non-Special Funds, adjusted on each anniversary that occurs on or prior to attainment of age 90 to the greater of the Annual Ratchet Minimum Guaranteed Death Benefit for Non-Special Funds from the prior anniversary (adjusted for new premiums, partial withdrawals allocated to Non-Special Funds, and transfers between Special and Non-Special Funds) and the current contract value allocated to Non-Special Funds;

      4) for Special Funds, adjusted on each anniversary that occurs on or prior to attainment of age 90 to the greater of the Annual Ratchet Minimum Guaranteed Death Benefit for Special Funds from the prior anniversary (adjusted for new premiums, partial withdrawals allocated to Special Funds, and transfers between Special and Non-Special and Non-Special Funds) and the current contract value allocated to Special Funds.

Withdrawals reduce the Annual Ratchet Minimum Guaranteed Death Benefit on a pro-rata basis, based on the amount withdrawn from the Special and Non-Special Funds, respectively. The amount of the pro-rata adjustment for withdrawals from Non-Special Funds will equal (a) times (b) divided by (c): where (a) is the Annual Ratchet Minimum Guaranteed Death Benefit for Non-Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Non-Special Funds before withdrawal. The amount of the pro-rata adjustment for Special Funds will equal (a) times (b) divided by
(c): where (a) is the Annual Ratchet Minimum Guaranteed Death Benefit for Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Special Funds before the withdrawal.

Transfers from Special to Non-Special Funds will reduce the Annual Ratchet Minimum Guaranteed Death Benefit for Special Funds on a pro-rata basis. The resulting increase in the Annual Ratchet Minimum Guaranteed Death Benefit in the Non-Special Funds will equal the lesser of the reduction in the Annual Ratchet Minimum Guaranteed Death Benefit in the Special Funds and the contract value transferred.

Transfers from Non-Special to Special Funds will reduce the Annual Ratchet Minimum Guaranteed Death Benefit for Non-Special Funds on a pro-rata basis. The resulting increase in the Annual Ratchet Minimum Guaranteed Death Benefit for the Special Funds will equal the reduction in the Annual Ratchet Minimum Guaranteed Death Benefit for the Non-Special Funds.

The floor for the Annual Ratchet Enhanced Death Benefit is determined as described above for the Annual Ratchet Minimum Guaranteed Death Benefit except that all investments will be treated as Non-Special Funds.

The Max 7 Enhanced Death Benefit equals the greater of the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit. Under this death benefit option, the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit are calculated in the same manner as if each were the elected benefit.

Note: In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefits may not be available in all states.

Death Benefit for Excluded Funds

We will be designating certain investment portfolios as "Excluded Funds." Excluded Funds will include certain investment portfolios that, due to their volatility, will be excluded from the death benefit guarantees that might otherwise be provided. We may add new portfolios as Excluded Funds. We may also reclassify an existing portfolio as an Excluded Fund or remove such classification upon 30 days notice to you. Such reclassification will apply only to amounts transferred or otherwise added to such portfolio after the effective date of the reclassification. Investment in Excluded Funds will impact your death benefit.

For the period of time, and to the extent, that you allocate premium or contract value to Excluded Funds, your death benefit attributable to that allocation will equal the contract value of that allocation. Any guarantee of death benefit in excess of contract value otherwise provided with regard to allocations to Non-Excluded Funds, does not apply to allocations to Excluded Funds. The death benefit provided under the Contract may be reduced to the extent that you allocate premium or contract value to Excluded Funds.

Transfers from Excluded Funds to Non-Excluded funds will reduce all death benefit components for Excluded Funds on a pro-rata basis. Except with respect to any maximum guaranteed death benefit, the resulting increase in the Non-Excluded Funds death benefit component will equal the lesser of the reduction in the death benefit for Excluded Funds and the contract value transferred. With respect to the maximum guaranteed death benefit, where applicable, the resulting increase in the Non-Excluded Funds maximum guaranteed death benefit will equal the reduction in the maximum guaranteed death benefit for Excluded Funds.


Opportunities - 133978


                                       I3

Transfers from Non-Excluded Funds to Excluded Funds will reduce the Non-Excluded Funds death benefit components on a pro-rata basis. The resulting increase in the death benefit components of Excluded Funds will equal the reduction in the Non-Excluded Funds death benefit components.



Opportunities - 133978


                                       I4

--------------------------------------------------------------------------------
APPENDIX J
--------------------------------------------------------------------------------

                     Death Benefits for May-2002 and Yr-2003
                                 Contract Owners


The purpose of this appendix is to describe the death benefits applicable to contract owners in the May-2002 and Yr-2003 Categories. Other than as specified below, please see the prospectus for a full description of your death benefit options and other Contract features. Capitalized terms have the same meaning as described in the prospectus. If you are unsure of which Category applies to you, please call our Customer Service Center.

The following enhanced death benefit option was available when you purchased your Contract:

The Deferred Ratchet Enhanced Death Benefit equals the greater of:

      1)    the Standard Death Benefit; and

      2) the Deferred Ratchet Minimum Guaranteed Death Benefit ("Deferred Ratchet MGDB") allocated to Covered Funds plus the contract value allocated to Excluded Funds.

            No funds are currently designated as Excluded Funds for purposes of the Deferred Ratchet MGDB.

The Deferred Ratchet MGDB allocated to Covered Funds on the contract date equals the premium allocated to Covered Funds. On each "eligible contract anniversary," as defined below, which occurs on or prior to attainment of age 85, the Deferred Ratchet MGDB in Covered Funds will be set to the greater of:

      o the current contract value in Covered Funds (after deductions occurring as of that date); or

      o the Deferred Ratchet MGDB in Covered Funds from the prior eligible contract anniversary (after deductions occurring on that date), adjusted for new premiums and partial withdrawals attributable to Covered Funds, and transfers.

Eligible contract anniversary means:

      o for issue ages 0-76, the 8th contract anniversary, and each contract anniversary thereafter until the contract owner reaches the attained age of 85;

      o     for issues ages 77 and older, the 8th contract anniversary only.

Other than on eligible contract anniversaries, the Deferred Ratchet MGDB in the Covered Funds is equal to the Deferred Ratchet MGDB in the Covered Funds from the last eligible contract anniversary, adjusted for new premiums and partial withdrawals attributable to Covered Funds, and transfers.

The Deferred Ratchet MGDB allocated to Excluded Funds is equal to the Deferred Ratchet MGDB in the Excluded Funds from the last eligible contract anniversary, adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers. This calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds. On each eligible contract anniversary that occurs on or prior to attainment of age 85, the Deferred Ratchet MGDB in Excluded Funds will be set to the greater of:

      o the current contract value in Excluded Funds (after deductions occurring as of that date); or

      o the Deferred Ratchet MGDB in the Excluded Funds from the prior eligible contract anniversary (after deductions occurring on that date), adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers.

Other than on eligible contract anniversaries, the Deferred Ratchet MGDB in the Excluded Funds is equal to the Deferred Ratchet MGDB in the Excluded Funds from the last eligible contract anniversary, adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers.


Opportunities - 133978


                                       J1

Withdrawals reduce the Deferred Ratchet MGDB on a pro-rata basis. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall Deferred Ratchet MGDB, but do affect the amount of the Deferred Ratchet MGDB in a particular Fund category. Net transfers from among the Funds will reduce the Deferred Ratchet MGDB in the Funds on a pro-rata basis.

Change of Contract Owner or Beneficiary

For the Deferred Ratchet Death Benefit, if the new owner is age 76 or under on the date that ownership changes, the minimum guaranteed death benefit will continue, and the annual ratchet will stop upon the new owner attaining age 85. If the new owner is age 77 or older on the date of the ownership change (but less than age 86), and the contract has not reached the 8th anniversary, the deferred ratchet will apply upon the 8th anniversary; if the contract is beyond the 8th anniversary, there will be no further ratchets.

Mortality and Expense Risk Charge

The mortality and expense risk charge for the Deferred Ratchet Enhanced Death Benefit is 1.30% of the assets you have in each subaccount. The mortality and expense risk charge is deducted each business day at the rate of .003585%.


Opportunities - 133978


                                       J2

--------------------------------------------------------------------------------
APPENDIX K
--------------------------------------------------------------------------------

                      Death Benefits for May-2002, Yr-2003
                          and May-2003 Contract Owners


The following is a description of the 7% Solution Enhanced Death Benefit, the Annual Ratchet Enhanced Death Benefit and the Max 7 Enhanced Death Benefit for May-2002, Yr-2003 and May-2003 contract owners. Other than as described below, please see the prospectus for a full description of your death benefit options and other Contract features. Capitalized terms have the same meaning as described in the prospectus. Please note that the 7% Solution Enhanced Death Benefit is no longer available. The 7% Solution Enhanced Death Benefit is the greater of:


      1)    the Standard Death Benefit; and

      2)    the lesser of:

            a) 3 times all premium payments, adjusted for withdrawals (the "cap"); and


            b) the sum of the 7% Solution Minimum Guaranteed Death Benefit ("7% MGDB") allocated to Covered Funds, the 7% MGDB allocated to Special Funds, and the contract value allocated to Excluded Funds.

For Contracts issued on or after May 1, 2003, for purposes of calculating the 7% Solution Enhanced Death Benefit, the following investment options are designated as Special Funds: the ING Liquid Assets Portfolio, the ING Limited Maturity Bond Portfolio, the ING VP Intermediate Bond Portfolio, the ING Core Bond Portfolio, the Fixed Account, the Fixed Interest Division, and the TSA Special Fixed Account. For Contracts issued prior to May 1, 2003, the ING VP Intermediate Bond Portfolio and the ING Core Bond Portfolio are not designated as Special Funds. No investment options are currently designated as Excluded Funds.

The 7% MGDB allocated to Covered Funds equals premiums allocated to Covered Funds, adjusted for withdrawals and transfers, accumulated at 7% until age 80 or the 7% MGDB reaches the cap. There is no accumulation once the cap is reached. Payment of additional premiums may cause the accumulation to resume, but there is no catch-up for any period where accumulation was suspended.

The 7% MGDB allocated to Special Funds equals premiums allocated to Special Funds, adjusted for withdrawals and transfers. There is no accumulation of Minimum Guaranteed Death Benefit allocated to Special Funds.


The 7% MGDB allocated to Excluded Funds is determined in the same way as the 7% MGDB for Covered Funds, but the calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Withdrawals reduce the 7% MGDB on a pro rata basis. The percentage reduction in the 7% MGDB for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The percentage reduction in the cap equals the percentage reduction in total contract value resulting from the withdrawal. The pro rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall 7% MGDB, but do affect the amount of the 7% MGDB in a particular Fund category. Net transfers from among the Funds will reduce the 7% MGDB in the Funds on a pro rata basis.

The Annual Ratchet Enhanced Death Benefit equals the greater of:

      1)    the Standard Death Benefit; and

      2) the Annual Ratchet Minimum Guaranteed Death Benefit ("Annual Ratchet MGDB") allocated to Covered Funds plus the contract value allocated to Excluded Funds.

No funds are currently designated as Excluded Funds for purposes of the Annual Ratchet MGDB.


Opportunities - 133978


                                       K1

The Annual Ratchet MGDB allocated to Covered Funds on the contract date equals the premium allocated to Covered Funds. On each contract anniversary that occurs on or prior to attainment of age 90, the Annual Ratchet MGDB in Covered Funds will be set to the greater of:

      1) the current contract value in Covered Funds (after deductions occurring as of that date); and

      2) the Annual Ratchet MGDB in Covered Funds from the prior contract anniversary (after deductions occurring on that date), adjusted for new premiums, and partial withdrawals attributable to Covered Funds, and transfers.

Other than on contract anniversaries, the Annual Ratchet MGDB in the Covered Funds is equal to the Annual Ratchet MGDB in the Covered Funds from the last contract anniversary, adjusted for new premiums, and partial withdrawals attributable to Covered Funds, and transfers.

The Annual Ratchet MGDB allocated to Excluded Funds on the contract date equals the premium allocated to Excluded Funds. The calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds. On the contract date, the Annual Ratchet MGDB allocated to Excluded Funds is equal to the premium allocated to Excluded Funds. On each contract anniversary that occurs on or prior to attainment of age 90, the Annual Ratchet MGDB in Excluded Funds will be set to the greater of:

      1) the current contract value in Excluded Funds (after deductions occurring as of that date); or

      2) the Annual Ratchet MGDB in the Excluded Funds from the prior contract anniversary (after deductions occurring on that date), adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers.

Other than on contract anniversaries, the Annual Ratchet MGDB in the Excluded Funds is equal to the Annual Ratchet MGDB in the Excluded Funds from the last contract anniversary, adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers.

Withdrawals reduce the Annual Ratchet MGDB on a pro rata basis. The pro rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Net transfers from Covered Funds to Special or Excluded Funds will reduce the 7% MGDB in Covered Funds on a pro-rata basis. The increase in the 7% MGDB allocated to Special or Excluded Funds, as applicable, will equal the decrease in the 7% MGDB in Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the Annual Ratchet MGDB in Excluded Funds on a pro-rata basis. The increase in the Annual Ratchet MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the reduction in the Annual Ratchet MGDB in Excluded Funds

The Max 7 Enhanced Death Benefit equals the greater of the 7% Solution Enhanced Death Benefit or the Annual Ratchet Enhanced Death Benefit described above. Each Enhanced Death Benefit is determined independently of the other at all times.


Opportunities - 133978


                                       K2

<

--------------------------------------------------------------------------------
APPENDIX L
--------------------------------------------------------------------------------


                       Optional Rider Benefit Charges and
                        Minimum Guaranteed Income Benefit
                          for May-2002 Contract Owners


The following is a description of the optional rider benefits for May-2002 contract owners who elected an optional rider benefit. Other than as specified below, please see the prospectus for a complete description of your optional rider benefits. Capitalized terms have the same meaning as described in the prospectus. Please note that the Minimum Guaranteed Withdrawal Benefit described in this Appendix is no longer available.


Optional Rider Charges

      Minimum Guaranteed Accumulation Benefit (MGAB). The quarterly charge for the MGAB rider is as follows:

      --------------------------------------------------------------------------
      Waiting Period             Quarterly Charge
      --------------------------------------------------------------------------
      10 Year                    0.125% of the MGAB Charge Base (0.50% annually)
      20 Year                    0.125% of the MGAB Charge Base (0.50% annually)
      --------------------------------------------------------------------------

The MGAB Charge Base is the total of (i) the MGAB Base on the rider date and
(ii) premiums during the 2-year period commencing on the rider date, reduced pro-rata for withdrawals and reduced for transfers made within the last 3 years prior to the MGAB Benefit Date. We will deduct charges only during your ten-year or twenty-year waiting period, as applicable. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate and MGAB Charge Base immediately prior to the surrender or annuitization. The MGAB Charge Base is adjusted for transfers between Special and Non-Special Funds or Excluded Funds.

      Minimum Guaranteed Income Benefit (MGIB). The quarterly charge for the MGIB rider is as follows:

      --------------------------------------------------------------------------
      MGIB Rate                  Quarterly Charge
      7%                         0.125% of the MGIB Charge Base (0.50% annually)
      --------------------------------------------------------------------------

The MGIB Charge Base is the total of premiums paid more than 5 years before the earliest MGIB Benefit Date, reduced pro-rata for all withdrawals taken while the MGIB rider is in effect, and accumulated at the MGIB Rate (7%) to the earlier of age 80 and reaching the MGIB Base Maximum. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate and your MGIB Charge Base immediately prior to the surrender or annuitization. The MGIB Charge Base is adjusted for transfers between Special and Non-Special Funds or Excluded Funds.

Minimum Guaranteed Withdrawal Benefit (MGWB). The quarterly charge for the MGWB rider is 0.125% (0.50% annually) of the original MGWB Eligible Payment Amount. The original MGWB Eligible Payment Amount is equal to all premiums paid during the first two contract years following the rider date. When we calculate the MGWB rider charge, we do not reduce the Eligible Payment Amount by the amount of any withdrawals taken while the MGWB rider is in effect. We will deduct charges only during the period before your Contract's Automatic Periodic Benefit Status. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate and your original MGWB Eligible Payment Amount immediately prior to the surrender or annuitization.

Optional Rider Benefits


Please see the prospectus for a description of the Minimum Guaranteed Withdrawal Benefit and Minimum Guaranteed Accumulation Benefit.



Opportunities - 133978


                                       L1

Minimum Guaranteed Income Benefit (MGIB) Rider. The MGIB rider is an optional benefit which guarantees a minimum amount of annuity income will be available to you if you annuitize on the MGIB Benefit Date, regardless of fluctuating market conditions. The amount of the Minimum Guaranteed Income Benefit will depend on the amount of premiums you pay during the five contract years after you purchase the rider, the amount of contract value you allocate or transfer to Special Funds or Excluded Funds, the MGIB Rate, the adjustment for Special Fund or Excluded Fund transfers, and any withdrawals you take while the rider is in effect. Thus, investing in Special Funds or Excluded Funds may limit the MGIB benefit. For Contracts issued on or after May 1, 2003, the following investment options are designated as Special Funds: the ING Liquid Assets Portfolio; the ING Limited Maturity Bond Portfolio; the ING VP Intermediate Bond Portfolio; the ING PIMCO Core Bond Portfolio; the Fixed Account; the Fixed Interest Division; and the TSA Special Fixed Account. For Contracts issued before May 1, 2003, the ING VP Intermediate Bond Portfolio and the ING PIMCO Core Bond Portfolio are not designated as Special Funds. For Contracts issued on or after September 2, 2003, the ProFunds VP Rising Rates Opportunity Portfolio is designated as a Special Fund.


For a discussion of the charges we deduct under the MGIB rider, see "Optional Rider Charges."

Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed or the income factors in effect on the date you annuitize. If you purchase the MGIB rider, the amount of income that will be available to you upon annuitization on the MGIB Benefit Date is the greatest of:

      (i) your annuity income based on your contract value adjusted for any Market Value Adjustment (see the ING USA Fixed Account prospectus) on the MGIB Benefit Date applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

      (ii) your annuity income based on your contract value adjusted for any Market Value Adjustment (see the ING USA Fixed Account prospectus) on the MGIB Benefit Date applied to the then current income factors in effect for the annuity option you selected; and

      (iii) the MGIB annuity income based on your MGIB Benefit Base on the MGIB Benefit Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust the MGIB Benefit Base for any premium tax recovery and Market Value Adjustment (see the ING USA Fixed Account prospectus) that would otherwise apply at annuitization.

Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider. Payments under the rider begin on the MGIB Benefit Date. We require a 10-year waiting period before you can annuitize the MGIB rider benefit. The MGIB must be exercised in the 30-day period prior to the end of the waiting period or any subsequent contract anniversary. At your request, the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Benefit Date.

      Determining the MGIB Annuity Income. On the MGIB Benefit Date, we calculate your MGIB annuity income as follows:

      1. We first determine your MGIB Benefit Base. The MGIB Benefit Base is only a calculation used to determine the MGIB. The MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Base or MGIB Base Maximum.

            The MGIB Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of eligible premium (or contract value) and subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. The MGIB Benefit Base equals the lesser of (a) and (b) where:

            a)    is the Maximum MGIB Base; and

            b)    is the sum of:

                  1)    the MGIB Base allocated to Covered Funds;

                  2)    the MGIB Base allocated to Special Funds; and

                  3)    the contract value allocated to Excluded Funds.


Opportunities - 133978


                                       L2

            The Maximum MGIB Base is 200% of eligible premiums, adjusted pro-rata for withdrawals. The Maximum MGIB Base is not allocated by Fund category.

            The MGIB Base allocated to Covered Funds equals the eligible premiums allocated to Covered Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Base reaching the Maximum MGIB Base, and at 0% thereafter.

            The MGIB Base allocated to Special Funds equals the eligible premiums allocated to Special Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect. There is no accumulation of MGIB Base allocated to Special Funds.

            The MGIB Base allocated to Excluded Funds equals the eligible premiums allocated to Excluded Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Base reaching the Maximum MGIB Base, and at 0% thereafter. The MGIB Base allocated to Excluded Funds is used only for transfer adjustments and rider charges. It is not used to determine benefits.

            Eligible premiums are those added more than 5 years before the earliest MGIB Benefit Date. Premiums paid after that are excluded from the MGIB Base.

            The MGIB Rate is currently 7%. We may, at our discretion, discontinue offering this rate. The MGIB Rate is an annual effective rate.

            Withdrawals reduce the MGIB Base on a pro-rata basis. The percentage reduction in the MGIB Base for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. For example, the value of the MGIB Base in Covered Funds after a withdrawal from one or more Covered Funds equals the value of the MGIB Base in Covered Funds before the withdrawal times the contract value in Covered Funds after the withdrawal divided by the contract value in Covered Funds before the withdrawal.

            Net transfers from Covered Funds will reduce the MGIB Base allocated to Covered Funds on a pro-rata basis. The resulting increase in the MGIB Base allocated to Special or Excluded Funds, as applicable, will equal the reduction in the MGIB Base allocated to Covered Funds.

            Net transfers from Special Funds will reduce the MGIB Base allocated to Special Funds on a pro-rata basis. The resulting increase in the MGIB Base allocated to Covered or Excluded Funds, as applicable, will equal the reduction in the MGIB Base allocated to Special Funds.

            Net transfers from Excluded Funds will reduce the MGIB Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGIB Base allocated to Covered or Special Funds, as applicable, will equal the lesser of the net contract value transferred and the change in the MGIB Base allocated to Excluded Funds.

      2. Then we determine the MGIB annuity income by multiplying your MGIB Benefit Base (adjusted for any Market Value Adjustment and premium taxes) by the applicable income factor, and then dividing by $1,000.

            The MGIB Income Options are available under the MGIB Rider:

            (i) Income for Life (Single Life or Joint with 100% Survivor) and 10-30 Year Certain;

            (ii)  Income for a 20-30 Year Period Certain; or

            (iii) Any other income plan offered by the Company in connection with the MGIB rider on the MGIB Benefit Date.

      On the MGIB Benefit Date, we would apply the MGIB Benefit Base under the Table of Income Factors specified in the MGIB rider for the Income Option you selected. The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract.

      Then we compare the MGIB annuity income under the rider guarantee for the option selected with the annuity income under your Contract for the same option. The greater amount of income will be available to you on the MGIB Benefit Date.


Opportunities - 133978


                                       L3

      Purchase. To purchase the MGIB rider, you must be age 79 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date. The MGIB rider must be purchased (i) on the contract date, or (ii) within thirty days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later. There is a ten year waiting period before you can annuitize under the MGIB rider.

      The MGIB Benefit Date. If you purchased the MGIB rider on the contract date or added the MGIB rider within 30 days following the contract date, the MGIB Benefit Date is the contract anniversary on or after the tenth contract anniversary when you decide to exercise your right to annuitize under the MGIB rider. If you added the MGIB rider at any other time, your MGIB Benefit Date is the contract anniversary at least 10 years after the rider date when you decide to exercise your right to annuitize under the MGIB rider.

      No change of annuitant. Once the MGIB rider is purchased, the annuitant may not be changed except for the following exception. If an annuitant who is not a contract owner dies prior to annuitization, a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Base is unaffected and continues to accumulate.

      Notification. On or about 30 days prior to the MGIB Benefit Date, we will provide you with notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise. The actual amount of the MGIB annuity benefit will be determined as of the MGIB Benefit Date.


The MGIB rider does not restrict or limit your right to annuitize the contract at any time permitted under the contract. The MGIB rider does not restrict your right to annuitize the contract using contract values that may be higher than the MGIB annuity benefit.

The benefits associated with the MGIB rider are available only if you annuitize your contract under the rider and in accordance with the provisions set forth above. Annuitizing using the MGIB may result in the more favorable stream of income payments, and different tax consequences, under your contract. Because the MGIB rider is based on conservative actuarial factors, the level of lifetime income that it guarantees may be less than the level that might be provided by the application of your contract value to the contract's applicable annuity factors. You should consider all of your options at the time you begin the income phase of your contract.


Opportunities - 133978


                                       L4

--------------------------------------------------------------------------------
APPENDIX M
--------------------------------------------------------------------------------


                         Optional Rider Benefit Charges
                           for Yr-2003 Contract Owners
                         and Optional Rider Benefits for
                      May-2002 and Yr-2003 Contract Owners



The following is a description of the Minimum Guaranteed Accumulation Benefit and the Minimum Guaranteed Withdrawal Benefit for May-2002 and Yr-2003 contract owners who elected an optional rider benefit. Other than as specified below, please see the prospectus for a complete description of your optional rider benefits. Capitalized terms have the same meaning as described in the prospectus. Please note that the Minimum Guaranteed Withdrawal Benefit described in this Appendix is no longer available.


Minimum Guaranteed Accumulation Benefit rider:*

      ----------------------------------------------------------------------------------------
      Waiting Period     As an Annual Charge                  As a Quarterly Charge
      ----------------------------------------------------------------------------------------
      10 Year            0.65% of the MGAB Charge Base        0.1625% of the MGAB Charge Base
      20 Year            0.65% of the MGAB Charge Base        0.1625% of the MGAB Charge Base
      ----------------------------------------------------------------------------------------

      * The MGAB Charge Base is the total of premiums added during the two-year period commencing on the rider date if you purchase the rider on the contract date, or, your contract value on the rider date plus premiums added during the two-year period commencing on the rider date if you purchased the rider after the contract date, reduced pro-rata for all withdrawals taken while the MGAB rider is in effect, and reduced pro-rata for transfers made during the three year period before the MGAB Date. The MGAB Charge Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of premium (or contract value), subsequent allocation of eligible premium, withdrawals and transfers. Withdrawals and transfers may reduce the applicable MGAB Charge Base by more than the amount withdrawn or transferred.

Minimum Guaranteed Withdrawal Benefit rider:

      --------------------------------------------------------------------------
      As an Annual Charge          As a Quarterly Charge
      --------------------------------------------------------------------------
      0.65% of contract value      0.1625% of the MGWB Eligible Payment Amount**
      --------------------------------------------------------------------------

      ** The MGWB Eligible Payment Amount is (i) the total of premiums paid during the 2-year period commencing on the rider date if you purchase the rider on the contract date; or (ii) your contract value on the rider date plus subsequent premiums applied during the two-year period commencing on the rider date.

Minimum Guaranteed Accumulation Benefit Rider (MGAB). The MGAB rider is an optional benefit which provides you with an MGAB intended to guarantee a minimum contract value at the end of a specified waiting period. Only premiums added to your Contract during the first two-year period after your rider date are included in the MGAB Base. Any additional premium payments added after the second rider anniversary are not included in the MGAB Base. Thus, the MGAB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary

The MGAB is a one-time adjustment to your contract value if your contract value on the MGAB Date is less than the MGAB Base. The MGAB Date is the next business day after the applicable waiting period. We calculate your Minimum Guaranteed Accumulation Benefit on this date. The MGAB rider may offer you protection if your Contract loses value during the MGAB waiting period. For a discussion of the charges we deduct under the MGAB rider, see "Optional Rider Charges."

The MGAB rider offers a ten-year option and a twenty-year option, of which you may purchase only one. The ten-year option has a waiting period of ten years and, other than for allocations to Excluded Funds and certain transfers, guarantees that your contract value at the end of ten years will at least equal your initial premium payment, reduced pro-rata for withdrawals. Transfers made within 3 years prior to the MGAB Date will also reduce the MGAB Base pro-rata. The twenty-year option has a waiting period of twenty years and, other than allocations to Special Funds or Excluded Funds, guarantees that your contract value at the end of twenty years will at least equal two times your initial premium payment, reduced pro-rata for withdrawals and reduced for transfers made within 3 years prior to the MGAB Date. If you add the 20 year option rider after the contract date, any payment of premiums after the rider date, and/or investments in the Special or Excluded Funds, may prevent the MGAB Base from doubling over the waiting period.


Opportunities - 133978


                                       M1

      Calculating the MGAB.  We calculate your MGAB as follows:

      1) We first determine your MGAB Base. The MGAB Base is only a calculation used to determine the MGAB. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your annuity income, cash surrender value and death benefits.

            The MGAB Base is tracked separately for Covered, Special and Excluded Funds, based on the initial allocation of premium (or contract value), subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. The aggregate MGAB Base is used to determine the MGAB on the MGAB Date. The aggregate MGAB Base equals the sum of:

            a)    the MGAB Base allocated to Covered Funds;

            b)    the MGAB Base allocated to Special Funds; and

            c) the lesser of the contract value allocated to Excluded Funds or MGAB Base allocated to Excluded Funds.

            No investment options are currently designated as Special Funds for the ten-year MGAB. The following investment options are designated as Special Funds for the twenty-year MGAB: the ING Liquid Assets Portfolio; the ING Limited Maturity Bond Portfolio; the ING VP Intermediate Bond Portfolio; the ING PIMCO Core Bond Portfolio; the ProFund VP Rising Rates Opportunity Portfolio; the Fixed Account; the Fixed Interest Division; and the TSA Special Fixed Account.

                  For Contracts issued prior to May 1, 2003, the ING VP Intermediate Bond Portfolio and the ING PIMCO Core Bond Portfolio are not designated as Special Funds.

                  For Contracts issued prior to September 2, 2003, the ProFund VP Rising Rates Opportunity Portfolio is not designated as a Special Fund.

            No investment options are currently designated as Excluded Funds.

            The MGAB Base for both the Covered Funds and the Excluded Funds equals the allocated eligible premiums, adjusted for subsequent withdrawals and transfers, accumulated until the MGAB Date at 0% for the ten-year MGAB and 3.5265% for the twenty-year MGAB.

            The MGAB Base for Special Funds equals the allocated eligible premiums, adjusted for subsequent withdrawals and transfers. There is no accumulation of MGAB Base for Special Funds for either the ten-year or twenty-year MGAB.

            If you purchased the MGAB optional benefit rider after the contract date, your MGAB Base equals your allocated contract value, plus premiums added during the two-year period after your rider date, accumulated at the appropriate MGAB rate described above, and adjusted for withdrawals and transfers.

            We use the MGAB Charge Base to determine the periodic MGAB rider charges. The MGAB Charge Base equals the eligible premiums, adjusted for subsequent withdrawals and transfers, as allocated by fund category. The MGAB Charge Base is tracked separately for Covered, Special and Excluded Funds, and separate rates may apply to each. Currently, the same deduction method and rate apply to all categories.

            Withdrawals reduce the MGAB Base and MGAB Charge Base on a pro-rata basis. The percentage reduction in the MGAB Base and MGAB Charge Base for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal.

            Net Transfers from Covered Funds or Special Funds to Excluded Funds reduce the MGAB Base and MGAB Charge Base allocated to Covered Funds or Special Funds on a pro-rata basis. Any resulting increase in MGAB Base and MGAB Charge Base allocated to Excluded Funds will equal the reduction in the MGAB Base and MGAB Charge Base allocated to Covered Funds or Special Funds. There will be no such increase if the transfer occurs within 3 years of the MGAB Date.

Opportunities - 133978


                                       M2

            Net Transfers from Excluded Funds to other funds reduce the MGAB Base and MGAB Charge Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in MGAB Base and MGAB Charge Base allocated to other funds will equal the lesser of the contract value transferred and the change in the MGAB Base and MGAB Charge Base allocated to Excluded Funds. There will be no such increase if the transfer occurs within 3 years of the MGAB Date.

            Any transfer within 3 years of the MGAB Date (regardless of the funds involved) reduces the MGAB Base and MGAB Charge Base for Covered, Special or Excluded Funds, as applicable, on a pro-rata basis, based on the percentage of contract value transferred, without any corresponding increase.

      2) We then subtract your contract value on the MGAB Date from your aggregate MGAB Base. The contract value that we subtract includes both the contract value in the subaccounts in which you are invested and the contract value in your Fixed Interest Allocations, if any.

      3) Any positive difference is your MGAB. If there is a MGAB, we will automatically credit it on the MGAB Date to the subaccounts in which you are invested pro-rata based on the proportion of your contract value in the subaccounts on that date, unless you have previously given us other allocation instructions. If you do not have an investment in any subaccount on the MGAB Date, we will allocate the MGAB to the Liquid Assets subaccount on your behalf. After we credit the MGAB, the amount of your annuity income, cash surrender value and death benefits will reflect the crediting of the MGAB to your contract value to the extent the contract value is used to determine such value.

      Purchase. To purchase the MGAB rider, you must be age 80 or younger on the Rider Date if you choose the ten-year option and age 65 or younger on the rider date if you choose the twenty-year option. The waiting period must end at or before your annuity start date. The MGAB rider may be purchased (i) on the contract date, and (ii) within 30 days following the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

      The MGAB Date. If you purchased the MGAB rider on the contract date or added the MGAB rider within 30 days following the contract date, the MGAB Date is your 10th contract anniversary for the ten-year option or 20th contract anniversary for the twenty-year option. If you added the MGAB rider during the 30-day period preceding your first contract anniversary after the date of this prospectus, your MGAB Date will be the first contract anniversary occurring after 10 years (for the ten-year option) or 20 years (for the twenty-year option) after the rider date. The MGAB rider is not available if the MGAB Date would fall beyond the latest annuity start date.

      Cancellation. If you elected the twenty-year option, you have a one-time right to cancel the MGAB rider on your first contract anniversary that is at least 10 years after the rider date. If you purchased the MGAB rider during the 30-day period following the contract date, your one-time right to cancel the rider occurs on the tenth anniversary of your contract date. To cancel, you need to send written notice to our Customer Service Center at least 30 days before such anniversary date. If you terminate the MGAB rider before the MGAB Date, we will not credit you with the MGAB and we will assess the pro-rata portion of the MGAB rider charge for the current quarter.

      Notification. We will report any crediting of the MGAB in your first quarterly statement following the MGAB Date.

Minimum Guaranteed Withdrawal Benefit Rider (MGWB). The MGWB rider is an optional benefit which guarantees that if your contract value is reduced to zero you will receive periodic payments equal to all premium payments paid during the first two contract years (Eligible Payment Amount) adjusted for any prior withdrawals. To maintain this guarantee, withdrawals in any contract year may not exceed 7% of your adjusted Eligible Payment Amount. If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero. For a discussion of the charges we deduct under the MGWB rider, see "Charges and Fees -- Optional Rider Charges." Each payment you receive under the MGWB rider will be taxed as a withdrawal and may be subject to a penalty tax. See "Withdrawals" and "Federal Tax Considerations" for more information. Your original Eligible Payment Amount depends on when you purchase the MGWB rider and equals:


Opportunities - 133978


                                       M3

      1) your premium payments received during the first two contract years, if you purchased the MGWB rider on the contract date;

      2) otherwise, your contract value on the rider date, including any premiums received that day, and any subsequent premium payments received during the two-year period commencing on the rider date, if you purchased the MGWB rider after the contract date.

      The MGWB Withdrawal Account. The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits.

The MGWB Withdrawal Account is equal to the Eligible Payment Amount, tracked separately for Covered and Excluded Funds, adjusted for any withdrawals and transfers between Covered and Excluded Funds. The MGWB Withdrawal Account equals the sum of (a) the MGWB Withdrawal Account allocated to Covered Funds, and (b) the lesser of (i) the MGWB Withdrawal Account allocated to Excluded Funds and
(ii) the contract value in Excluded Funds. Thus, investing in the Excluded Funds may limit the MGWB Withdrawal Account.

No investment options are currently designated as Excluded Funds for the Minimum Guaranteed Withdrawal Benefit.

Withdrawals of up to 7% per year of the Eligible Payment Amount will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal for Covered Funds and pro rata for Excluded Funds, based on the source of the withdrawal. Any withdrawals greater than the 7% per year of the Eligible Payment Amount will cause a reduction in the MGWB Withdrawal Account of the Covered and Excluded Funds, by the proportion that the withdrawal bears to the contract value in Covered and Excluded Funds, respectively, at the time of the withdrawal. If a single withdrawal involves both Covered and Excluded Funds and exceeds 7%, the withdrawal will be treated as taken first from Covered Funds. Any withdrawals greater than 7% per year of the Eligible Payment Amount will also cause a reduction in the Eligible Payment Amount by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. Once your contract value is zero, any periodic payments paid under the MGWB rider also reduce the MGWB Withdrawal Account. If a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

Net transfers from Covered Funds to Excluded Funds will reduce the MGWB Withdrawal Account allocated to Covered Funds on a pro rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Excluded Funds equals the reduction in the MGWB Withdrawal Account for Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the MGWB Withdrawal Account allocated to Excluded Funds on a pro rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Covered Funds will equal the lesser of the reduction in the MGWB Withdrawal Account for Excluded Funds or the net contract value transferred.

      Guaranteed Withdrawal Status. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See "Withdrawals." However, making any withdrawals in any year greater than 7% per year of the Eligible Payment Amount will reduce the Eligible Payment Amount for future withdrawals and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider will remain in force and you may continue to make withdrawals each year so long as:

      1)    your contract value is greater than zero;

      2)    your MGWB Withdrawal Account is greater than zero;

      3)    you have not reached your latest allowable annuity start date;

      4)    you have not elected to annuitize your Contract; and

      5) you have not died (unless your spouse has elected to continue the Contract), changed the ownership of the Contract or surrendered the Contract.

The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.


Opportunities - 133978


                                       M4

      Automatic Periodic Benefit Status. Under the MGWB rider, in the event your contract value is reduced to zero, your Contract is given Automatic Periodic Benefit Status, if:

      1)    your MGWB Withdrawal Account is greater than zero;

      2)    you have not reached your latest allowable annuity start date;

      3)    you have not elected to annuitize your Contract; and

      4) you have not died, changed the ownership of the Contract or surrendered the Contract.

Once your Contract is given Automatic Periodic Benefit Status, we will pay you the annual MGWB periodic payments, beginning on the next contract anniversary. These payments are equal to the lesser of the remaining MGWB Withdrawal Account or 7% annually of your Eligible Payment Amount, until the earliest of (i) your Contract's latest annuity start date, (ii) the death of the owner; or (iii) your MGWB Withdrawal Account is exhausted. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status, we will not accept any additional premium payments in your Contract and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of (i) payment of all MGWB periodic payments, (ii) payment of the Commuted Value (defined below) or (iii) the owner's death.

On the Contract's latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then-remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury STRIPS as quoted by a national quoting service for period(s) applicable to the remaining payments. Once we pay you the last MGWB periodic payment or the Commuted Value, your Contract and the MGWB rider terminate.

      Death Benefit During Automatic Periodic Benefit Status. The death benefit payable during Automatic Periodic Benefit Status is your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments.

      Purchase. To purchase the MGWB rider, you must be age 80 or younger on the Rider Date. The MGWB rider must be purchased (i) on the contract date, or (ii) within 30 days after the contract date. If the rider is not yet available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.


Opportunities - 133978


                                       M5

--------------------------------------------------------------------------------
  Appendix N
--------------------------------------------------------------------------------


                              Projected Schedule of
                     ING GET U.S. Core Portfolio* Offerings


      -----------------------------------------------------------------------------------------------
                                                     Offering Dates             Guarantee Dates
      -----------------------------------------------------------------------------------------------
      ING GET U.S. Core Portfolio - Series 6         09/10/04 - 12/09/04        12/10/04 - 12/09/11

      ING GET U.S. Core Portfolio - Series 7         12/10/04 - 03/08/05        03/09/05 - 03/08/12

      ING GET U.S. Core Portfolio - Series 8         03/09/05 - 06/07/05        06/08/05 - 06/07/12

      * Previously known as ING GET Fund.



Opportunities - 133978



                                       N1

                                ING (Logo)
                   ING USA Annuity and Life Insurance Company
ING USA Annuity and Life Insurance Company is a stock company domiciled in Iowa.




Opportunities - 133978                                                12/XX/2004

--------------------------------------------------------------------------------
ING USA Annuity and Life Insurance Company
Separate Account B of ING USA Annuity and Life Insurance Company

Deferred Combination Variable and Fixed Annuity Prospectus

                        WELLS FARGO ING OPPORTUNITIES(R)
--------------------------------------------------------------------------------


                                                              December [ ], 2004


      This prospectus describes Wells Fargo ING Opportunities, a group and individual deferred combination variable annuity contract (the "Contract") offered by ING USA Annuity and Life Insurance Company ("ING USA," the "Company," "we," "us" or "our") (formerly Golden American Life Insurance Company). The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("non-qualified Contracts").

      The Contract provides a means for you to invest your premium payments in one or more mutual fund investment portfolios. You may also allocate premium payments to our Fixed Account with guaranteed interest periods. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select and any interest credited to your allocations in the Fixed Account. For Contracts sold in some states, not all Fixed Interest Allocations or subaccounts are available. The investment portfolios available under your Contract and the portfolio managers are listed on the next page.

      You have a right to return a Contract within 10 days after you receive it for a refund of the adjusted contract value (which may be more or less than the premium payments you paid), or if required by your state, the original amount of your premium payment. Longer free look periods apply in some states and in certain situations.

      Replacing an existing annuity with the Contract may not be beneficial to you. Your existing annuity may be subject to fees or penalties on surrender, and the Contract may have new charges.

      This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information ("SAI"), dated May 1, 2004, has been filed with the Securities and Exchange Commission ("SEC"). It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800) 366-0066, or access the SEC's website (http://www.sec.gov). The table of contents of the SAI is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

      The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

      An investment in any subaccount through a Trust or Fund is not a bank deposit and is not insured or guaranteed by any bank or by the Federal Deposit Insurance Corporation or any other government agency.

             The investment portfolios are listed on the next page.
--------------------------------------------------------------------------------


WF Opportunities - 133981

The investment portfolios available under your Contract are:

ING Investors Trust                                                       ING Variable Insurance Trust
   ING AIM Mid Cap Growth Portfolio (Class S)                                ING VP Worldwide Growth Portfolio
   ING Alliance Mid Cap Growth Portfolio (Class S)

   ING American Funds Growth Portfolio                                    ING Variable Portfolios, Inc.
   ING American Funds Growth-Income Portfolio                                ING VP Index Plus LargeCap Portfolio (Class S)
   ING American Funds International Portfolio
   ING Developing World Portfolio (Class S)                               ING Variable Products Trust
   ING Eagle Asset Capital Appreciation Portfolio                            ING VP MagnaCap Portfolio (Class S)
     (Class S)                                                               ING VP MidCap Opportunities Portfolio (Class S)
   ING FMRSM Diversified Mid Cap Portfolio (Class S)                         ING VP SmallCap Opportunities Portfolio (Class S)
   ING Janus Special Equity Portfolio (Class S)
   ING Jennison Equity Opportunities Portfolio (Class S)                  ING VP Intermediate Bond Portfolio (Class S)
   ING JPMorgan Small Cap Equity Portfolio (Class S)
   ING Julius Baer Foreign Portfolio (Class S)                            Fidelity Variable Insurance Products Portfolio
   ING Legg Mason Value Portfolio (Class S)                                  Fidelity VIP Equity-Income Portfolio (Service Class 2)
   ING Marsico Growth Portfolio (Class S)
   ING MFS Mid Cap Growth Portfolio (Class S)                             ProFunds VP
   ING Oppenheimer Main Street Portfolio (Class S)                           ProFund VP Bull
   ING PIMCO Core Bond Portfolio (Class S)                                   ProFund VP Small-Cap
   ING PIMCO High Yield Portfolio (Class S)
   ING Salomon Brothers All Cap Portfolio (Class S)                       Wells Fargo Variable Trust
   ING Salomon Brothers Investors Portfolio (Class S)                        Wells Fargo VT Asset Allocation Fund
   ING T. Rowe Price Capital Appreciation Portfolio                          Wells Fargo VT Equity Income Fund

     (Class S)                                                               Wells Fargo VT Equity Value Fund
   ING T. Rowe Price Equity Income Portfolio (Class S)                       Wells Fargo VT Large Company Growth Fund
   ING Van Kampen Global Franchise Portfolio (Class S)                       Wells Fargo VT Money Market Fund
   ING Van Kampen Growth and Income Portfolio                                Wells Fargo VT Small Cap Growth Fund
     (Class S)                                                               Wells Fargo VT Total Return Bond Fund
   ING Van Kampen Real Estate Portfolio (Class S)

ING Partners, Inc.
   ING JP Morgan Fleming International Portfolio
     (Service Class)
   ING Salomon Brothers Aggressive Growth Portfolio
     (Service Class)


WF Opportunities - 133981

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                     Page                                                             Page
Index of Special Terms..............................  ii           Death Benefit During the Accumulation Phase.......  36
Fees and Expenses...................................   1               Standard Death Benefit........................  36
Condensed Financial Information.....................   6               Enhanced Death Benefit Options................  37
  Accumulation Unit.................................   6               Earnings Multiplier Benefit Rider.............  39
  The Net Investment Factor.........................   6           Death Benefit During the Income Phase.............  39
  Performance Information...........................   7           Continuation After Death -- Spouse................  40
  Financial Statements..............................   7           Continuation After Death -- Not a Spouse..........  40
ING USA Annuity and Life Insurance Company..........   8           Required Distributions Upon Contract
ING USA Separate Account B..........................   8               Owner's Death.................................  41
The Trusts and Funds................................   9         The Annuity Options.................................  42
Restricted Funds....................................   9         Other Contract Provisions...........................  44
Covered Funds, Special Funds and Excluded                        Other Information...................................  46
  Funds  ...........................................  10         Federal Tax Considerations..........................  47
Charges and Fees....................................  10         Statement of Additional Information
  Charge Deduction Subaccount.......................  10           Table of Contents.................................  57
  Charges Deducted from the Contract Value..........  10         Appendix A
      Surrender Charge..............................  10           Condensed Financial Information...................  A1
      Waiver of Surrender Charge for Extended                    Appendix B
         Medical Care...............................  11           The Investment Portfolios.........................  B1
      Free Withdrawal Amount........................  11         Appendix C
      Surrender Charge for Excess Withdrawals.......  11           Fixed Account II..................................  C1
      Premium Taxes.................................  11         Appendix D
      Administrative Charge.........................  12           Fixed Interest Division...........................  D1
      Transfer Charge...............................  12         Appendix E
  Charges Deducted from the Subaccounts.............  12           Surrender Charge for Excess Withdrawals
      Mortality and Expense Risk Charge.............  12           Example...........................................  E1
      Asset-Based Administrative Charge.............  12         Appendix F

      Earnings Multiplier Benefit Charge............  12           Examples of Withdrawal Adjustment for 7% Solution Death
      Optional Rider Charges........................  13         Benefit Element for Contract Categories Other Than

  Trust and Fund Expenses...........................  13         May-2002, Yr-2003 or Yr-2004........................  F1
The Annuity Contract................................  14         Appendix G
  Contract Date and Contract Year ..................  14           Special Funds and Excluded Funds Examples.........  G1
  Contract Owner....................................  14         Appendix H
  Annuity Start Date................................  16           MGWB Excess Withdrawal Amount Examples............  H1
  Annuitant.........................................  16         Appendix I
  Beneficiary.......................................  16           Death Benefits for Yr-2001 Contract Owners........  I1
  Purchase and Availability of the Contract.........  17         Appendix J
  Crediting of Premium Payments.....................  18           Death Benefits for May-2002 and Yr-2003
  Administrative Procedures.........................  19           Contract Owners...................................  J1
  Contract Value....................................  19         Appendix K
  Cash Surrender Value..............................  20           Death Benefits for May-2002, Yr-2003 and
  Addition, Deletion or Substitution of                            May-2003 Contract Owners..........................  K1

      Subaccounts and Other Changes.................  20         Appendix L

  The Fixed Account.................................  20           Optional Rider Benefit Charges and Minimum
Optional Riders.....................................  21           Guaranteed Income Benefit for May-2002

  Rider Date........................................  21           Contract Owners...................................  L1
  No Cancellation...................................  21         Appendix M
  Termination.......................................  21           Optional Rider Benefit Charges and Optional
  Minimum Guaranteed Income Benefit Rider...........  21           Benefit Riders for May-2002, Yr-2003 and
  Minimum Guaranteed Withdrawal                                    May 2003 Contract Owners..........................  M1

      Benefit Rider.................................  26
  Other Contracts...................................  29
Withdrawals.........................................  29
Transfers Among Your Investments....................  32
Death Benefit Choices...............................  36


WF Opportunities - 133981

--------------------------------------------------------------------------------
INDEX OF SPECIAL TERMS
--------------------------------------------------------------------------------

The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

    Special Term                                        Page
    ------------------------------------------------------------

    Accumulation Unit                                      6
    Annuitant                                             16
    Annuity Start Date                                    16
    Cash Surrender Value                                  20
    Claim Date                                            36
    Contract Date                                         14
    Contract Owner                                        14
    Contract Value                                        19
    Contract Year                                         14
    Covered Fund                                          10
    Earnings Multiplier Benefit                           39
    Excluded Fund                                         10
    Free Withdrawal Amount                                11
    Market Value Adjustment                               C1
    Max 7 Enhanced Death Benefit                          38
    Net Investment Factor                                  6
    Net Rate of Return                                     6
    Quarterly Ratchet Enhanced Death Benefit              37
    Restricted Fund                                       10
    Rider Date                                            21
    7% Solution Death Benefit Element                     38
    Special Fund                                          10
    Standard Death Benefit                                36


The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

    Term Used in This Prospectus         Corresponding Term Used in the Contract
    ----------------------------------------------------------------------------
    Accumulation Unit Value              Index of Investment Experience
    Annuity Start Date                   Annuity Commencement Date
    Contract Owner                       Owner or Certificate Owner
    Contract Value                       Accumulation Value
    Transfer Charge                      Excess Allocation Charge
    Fixed Interest Allocation            Fixed Allocation
    Free Look Period                     Right to Examine Period
    Guaranteed Interest Period           Guarantee Period
    Subaccount(s)                        Division(s)
    Net Investment Factor                Experience Factor
    Regular Withdrawals                  Conventional Partial Withdrawals
    Withdrawals                          Partial Withdrawals


WF Opportunities - 133981

--------------------------------------------------------------------------------
FEES AND EXPENSES
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses (1)

      Surrender Charge:
        Complete Years Elapsed          0         1         2        3         4         5        6         7         8+
            Since Premium Payment
        Surrender Charge                8%        7%        6%       5%        4%        3%       2%        1%        0%

      Transfer Charge (2)...................  $25 per transfer, if you make more than 12 transfers in a contract year

      (1) If you invested in a Fixed Interest Allocation, a Market Value Adjustment may apply to certain transactions. This may increase or decrease your contract value and/or your transfer or surrender amount.

      (2)   We currently do not impose this charge, but may do so in the future.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Trust or Fund fees and expenses.

Annual Contract Administrative Charge (3) .................................  $30

      (We waive this charge if the total of your premium payments is $100,000 or more or if your contract value at the end of a contract year is $100,000 or more.)

      (3)   We deduct this charge on each contract anniversary and on surrender.

Separate Account Annual Charges (4)

      ---------------------------------------------------------------------------------------------
                                                        Standard           Enhanced Death Benefits
                                                         Death           Quarterly
                                                        Benefit           Ratchet            Max 7
      ---------------------------------------------------------------------------------------------

      Mortality & Expense Risk Charge                    1.25%             1.50%             1.80%
      Asset-Based Administrative Charge                  0.15%             0.15%             0.15%
         Total                                           1.40%             1.65%             1.95%

      ---------------------------------------------------------------------------------------------

      (4) As a percentage of average daily assets in each subaccount. The Separate Account Annual Charges are deducted daily.


WF Opportunities - 133981

Earnings Multiplier Benefit Rider Charge (5)

      --------------------------------------------------------------------------
      As an Annual Charge                      As a Quarterly Charge
      --------------------------------------------------------------------------
      0.30% of contract value                  0.075% of contract value
      --------------------------------------------------------------------------

      (5) We deduct the rider charge from the subaccounts in which you are invested on each quarterly contract anniversary and pro-rata on termination of the Contract; if the value in the subaccounts is insufficient, the rider charge will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment.

Optional Rider Charges (6)

      Minimum Guaranteed Income Benefit rider:

      --------------------------------------------------------------------------------------------
      MGIB Rate          As an Annual Charge                    As a Quarterly Charge
      --------------------------------------------------------------------------------------------
      7%                 0.75% of the MGIB Charge Base(7)       0.1875% of the MGIB Charge Base(7)
      --------------------------------------------------------------------------------------------


      Minimum Guaranteed Withdrawal Benefit rider (8):


      --------------------------------------------------------------------------
      As an Annual Charge                As a Quarterly Charge
      --------------------------------------------------------------------------
      0.35% of contract value            0.0875% of contract value
      --------------------------------------------------------------------------

      (6) We deduct optional rider charges from the subaccounts in which you are invested on each quarterly contract anniversary and pro-rata on termination of the Contract; if the value in the subaccounts is insufficient, the optional rider charges will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment.

      (7) Please see "Charges and Fees - Optional Rider Charges" and "Optional Riders" later in this prospectus.

      (8) If you elect the Step-Up Benefit, we reserve the right to increase the charge for the MGWB to a maximum annual charge of 1.00% of contract value. Please see "Minimum Guarantee Withdrawal Benefit Step-Up Benefit."


Trust or Fund Expenses

The next item shows the minimum and maximum total operating expenses charged by the Trust or Fund that you may pay periodically during the time that you own the Contract. More detail concerning each Trust or Fund's fees and expenses is contained in the prospectus for each Trust or Fund.

      --------------------------------------------------------------------------

      Total Annual Trust or Fund Operating Expenses (9)       Minimum    Maximum
      --------------------------------------------------------------------------
      (expenses that are deducted from Trust or Fund
      assets, including management fees, distribution
      and/or service (12b-1) fees(10), and other expenses):     0.68%     1.87%
      --------------------------------------------------------------------------

      (9) The minimum and maximum total operating expenses charged by a Trust or Fund including applicable expense reimbursement or fee waiver arrangements would be 0.68% to 1.87%. The expense reimbursement or fee arrangement reflected is expected to continue through May 1, 2005.

      (10) The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the Fund or Trust prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above.



WF Opportunities - 133981

The following table shows the annual operating expenses separately for each Trust or Fund.

Fund Expense Table(1)

The column labeled "Total Fund Annual Expenses Without Waivers or Reductions" shows the total annual operating expenses charged by a Trust or Fund, absent expense reimbursement or fee waiver arrangements. The column labeled "Net Fund Annual Expenses After Waivers or Reductions" shows such total annual operating expenses after applicable expense reimbursement or fee waiver arrangements where the Trust or Fund has committed to continue such reimbursement or waiver through May 1, 2005. Expenses shown are actual expenses for the year ended 12/31/03 unless otherwise noted.



                                                                                               Total Fund                    Net
                                                                    Distribution                 Annual                     Annnual
                                                                       and/or                   Expenses       Total       Expenses
                                                       Investment     Service                    Without      Waivers        After
                                                        Advisory      (12b-1)       Other      Waivers or        or       Waivers or
Fund Name                                                 Fees          Fee       Expenses     Reductions    Reductions   Reductions
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (Service            0.48%        0.25%          0.09%        0.82%        0.00%         0.82%
  Class 2)
ING AIM Mid Cap Growth Portfolio (Class S)
  (2)(3)(6)                                              0.68%        0.25%          0.01%        0.94%        0.00%         0.94%

ING Alliance Mid Cap Growth Portfolio (Class S)
  (2)(3)(6)                                              0.78%        0.25%          0.01%        1.04%        0.00%         1.04%
ING American Funds Growth Portfolio(14)(15)(16)(17)      0,37%        0.75%          0.05%        1.17%        0.00%         1.17%
ING American Funds Growth-Income
  Portfolio(14)(15)(16)(17)                              0.33%        0.75%          0.04%        1.12%        0.00%         1.12%
ING American Funds International (14)(15)(16)(17)        0.57%        0.75%          0.09%        1.41%        0.00%         1.41%
ING Developing World Portfolio (Class S) (2)(3)          1.25%        0.25%          0.02%        1.52%        0.00%         1.52%
ING Eagle Asset Capital Appreciation Portfolio
  (Class S) (2)(3)                                       0.68%        0.25%          0.01%        0.94%        0.00%         0.94%

ING FMR Diversified Mid Cap Portfolio (Class S)
  (2)(3)                                                 0.75%        0.25%          0.00%        1.00%        0.00%         1.00%
ING Janus Special Equity Portfolio (Class S)
  (2)(3)(6)                                              0.81%        0.25%          0.01%        1.07%        0.00%         1.07%
ING Jennison Equity Opportunities Portfolio
  (Class S) (2)(3)(6)                                    0.68%        0.25%          0.01%        0.94%        0.00%         0.94%
ING JPMorgan Fleming International Portfolio
  (Service Class) (7)                                    0.80%        0.25%          0.20%        1.25%        0.00%         1.25%
ING JPMorgan Small Cap Equity Portfolio
  (Class S) (2)(3)(6)                                    0.90%        0.25%          0.00%        1.15%        0.00%         1.15%
ING Julius Baer Foreign Portfolio (Class S) (2)(3)       1.00%        0.25%          0.00%        1.25%        0.00%         1.25%
ING Legg Mason Value Portfolio (Class S) (2)(3)(6)       0.81%        0.25%          0.00%        1.06%        0.00%         1.06%
ING Marsico Growth Portfolio (Class S) (2)(3)(6)         0.79%        0.25%          0.00%        1.04%        0.00%         1.04%
ING MFS Mid Cap Growth Portfolio (Class S)                                                                     0.00%
  (2)(3)(5)(6)                                           0.64%        0.25%          0.01%        0.90%                      0.90%

ING Oppenheimer Main Street Portfolio (Class S)
  (2)(3)(5)(6)                                           0.64%        0.25%          0.01%        0.90%        0.00%         0.90%
ING PIMCO Core Bond Portfolio (Class S) (2)(3)           0.61%        0.25%          0.01%        0.87%        0.00%         0.87%
ING PIMCO High Yield Portfolio (Class S) (2)(3)(4)       0.49%        0.25%          0.01%        0.75%        0.00%         0.75%
ING Salomon Brothers Aggressive Growth Portfolio
  (Service Class) (7)                                    0.70%        0.25%          0.13%        1.08%        0.00%         1.08%

ING Salomon Brothers All Cap Portfolio (Class S)                                                               0.00%
  (2)(3)(6)                                              0.75%        0.25%          0.00%        1.00%                      1.00%
ING Salomon Brothers Investors Portfolio (Class S)                                                             0.00%
  (2)(3)                                                 0.75%        0.25%          0.00%        1.00%                      1.00%
ING T. Rowe Price Capital Appreciation Portfolio
  (Class S) (2)(3)(6)                                    0.68%        0.25%          0.01%        0.94%        0.00%         0.94%
ING T. Rowe Price Equity Income Portfolio
  (Class S) (2)(3)(6)                                    0.68%        0.25%          0.01%        0.94%        0.00%         0.94%
ING Van Kampen Global Franchise Portfolio
  (Class S) (2)(3)                                       1.00%        0.25%          0.00%        1.25%        0.00%         1.25%
ING Van Kampen Growth and Income Portfolio
  (Class S) (2)(3)(6)                                    0.68%        0.25%          0.01%        0.94%        0.00%         0.94%

ING Van Kampen Real Estate Portfolio (Class S)                                                                 0.00%
  (2)(3)                                                 0.68%        0.25%          0.00%        0.93%                      0.93%
ING VP Intermediate Bond Portfolio (Class S) (8)         0.40%        0.25%          0.10%        0.75%        0.00%         0.75%
ING VP Index Plus LargeCap Portfolio (Class S) (8)       0.35%        0.25%          0.08%        0.68%        0.00%         0.68%
ING VP MagnaCap Portfolio (Class S) (9)(10) (12)         0.75%        0.25%          0.40%        1.40%        0.00%         1.40%
ING VP MidCap Opportunities Portfolio
  (Class S) (9)(10)(11)                                  0.75%        0.25%          0.45%        1.45%        0.35%         1.10%
ING VP SmallCap Opportunities Portfolio
  (Class S) (9)(10)                                      0.75%        0.25%          0.32%        1.32%        0.00%         1.32%
ING VP Worldwide Growth Portfolio  (13)                  1.00%        0.25%          0.50%        1.75%        0.00%         1.75%
ProFund VP Bull                                          0.75%        0.25%          0.87%        1.87%        0.00%         1.87%
ProFund VP Small-Cap                                     0.75%        0.25%          0.73%        1.73%        0.00%         1.73%

WF Opportunities - 133981


                                                                                               Total Fund                    Net
                                                                    Distribution                 Annual                     Annnual
                                                                       and/or                   Expenses       Total       Expenses
                                                       Investment     Service                    Without      Waivers        After
                                                        Advisory      (12b-1)       Other      Waivers or        or       Waivers or
Fund Name                                                 Fees          Fee       Expenses     Reductions    Reductions   Reductions
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo VT Asset Allocation Fund                     0.55%        0.25%          0.23%        1.03%        0.00%         1.03%
Wells Fargo VT Equity Income Fund                        0.55%        0.25%          0.30%        1.10%        0.00%         1.10%
Wells Fargo VT Equity Value Fund                         0.55%        0.25%          0.48%        1.28%        0.00%         1.28%
Wells Fargo VT Large Company Growth Fund                 0.55%        0.25%          0.29%        1.09%        0.00%         1.09%
Wells Fargo VT Money Market Fund                         0.40%        0.25%          0.32%        0.97%        0.00%         0.97%
Wells Fargo VT Small Cap Growth Fund                     0.75%        0.25%          0.33%        1.33%        0.00%         1.33%
Wells Fargo VT Total Return Bond Fund                    0.45%        0.25%          0.33%        1.03%        0.00%         1.03%


Footnotes to the "Fund Expense Table"

(1) The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in this Fund Expense Table and the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. See "Fees - Fund Expenses" for additional information.

(2) The table above shows the estimated operating expenses for Class S Shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any. "Other Expenses" shown in the table above includes a Shareholder Service Fee of 0.25%.

(3) Through a "bundled fee" arrangement, Directed Services, Inc. (DSI), the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolio. The Portfolios would bear any extraordinary expenses.

(4)   Because the Portfolio is new, expenses, shown above, are estimated.


(5) DSI has voluntarily agreed to waive a portion of its management fee for certain Portfolios. Including these waivers, the "Total Fund Annual Expenses Without Waivers or Reductions" for the year ended December 31, 2003, would have been 0.89% for ING MFS Mid Cap Growth and ING Oppenheimer Main Street Portfolios and 0.90% for ING MFS Total Return Portfolio. This arrangement may be discontinued by DSI at any time.

(6) A portion of the brokerage commissions that the Portfolios pay is used to reduce each Portfolio's expenses. Including these reductions and the MFS voluntary management fee waiver the "Total Fund Annual Expenses Without Waivers or Reductions" for the year ended December 31, 2003 would have been 0.86% for ING AIM Mid Cap Growth, 0.99% for ING Alliance Mid Cap Growth, 1.04% for ING Janus Special Equity, 0.89% for ING Jennison Equity Opportunities, 1.14% for ING JPMorgan Small Cap Equity, 1.05% for ING Legg Mason Value, 1.02% for ING Marsico Growth, 0.86% for ING MFS Mid Cap Growth, 0.84% for ING Oppenheimer Main Street, 0.98% for ING Salomon Brothers All Cap, 0.93% for ING T. Rowe Price Capital Appreciation and ING
      T. Rowe Price Equity Income and 0.90% for ING Van Kampen Growth and Income Portfolios. This arrangement may be discontinued at any time.


(7) "Other Expenses" shown in the above table include a Shareholder Services fee of 0.25%.

(8) The table above shows the estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Portfolio's actual operating expenses, annualized, for the Portfolio's most recently completed fiscal year and fee waivers to which the Portfolio's investment adviser has agreed for each Portfolio.


(9) The above table shows the estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which the Portfolio's investment adviser has agreed for each Portfolio.

(10) ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets which is included in "Other Expenses" in the above table. Estimated "Other Expenses" are based on each Portfolio's actual Other Expenses for its most recently completed fiscal year.

(11) ING Investments, LLC, the investment adviser to each Portfolio, has entered into a written expense limitation agreement under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by the adviser within three years. The amount of waived, reimbursed or recouped during the last fiscal year by the adviser for ING VP MidCap Opportunities Portfolio is shown under "Total Waivers or Reductions" in the above table. The expense limits will continue through at least December 31, 2005. For further information regarding the expense limitation agreements, see the Fund's prospectus.

(12) "Other Expenses", "Total Fund Annual Expenses Without Waivers or Reductions" and "Net Fund Annual Expenses After Waivers or Reductions" in the above table exclude a one-time merger fee of 0.06% incurred in connection with the merger of another investment company into ING VP MagnaCap Portfolio.

WF Opportunities - 133981

(13) The above table shows the estimated operating expenses of each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which the Portfolio's investment adviser has agreed for each Portfolio. ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets which is included in Other Expenses in the above table. Estimated Other Expenses are based on each Portfolio's actual Other Expenses for its most recently completed fiscal year.

(14) This table reflects the aggregate annual operating expenses of each Portfolio and its corresponding Master Fund.

(15) Pursuant to its investment management agreement with the Trust, ING Investments, LLC may charge an annual advisory fee at asset levels that are the same as the current asset levels of the Master Funds equal to 0.37% for ING American Funds Growth Portfolio, 0.33% for ING American Funds Growth-Income Portfolio and 0.57% for ING American Funds International Portfolio of the average daily net assets if the respective Portfolio does not invest substantially all of its assets in another investment company. If a Portfolio invests substantially all of its assets in another investment company, ING Investments, LLC does not charge an advisory fee. Each Portfolio anticipates investing substantially all of its assets in another investment company.

(16) Shares of each ING American Funds Portfolio are subject to a Rule 12b-1 fee at an annual rate of 0.50% of average daily net assets payable to Directed Services, Inc. (DSI). In addition, Class 2 Shares of each of the ING American Funds Growth Portfolio, the ING American Funds Growth-Income Portfolio and the ING American Funds International Portfolio pay 0.25% of average net assets annually pursuant to a Plan of Distribution or 12b-1 plan. Shareholders of the Class 2 Shares of the Master Funds pay only their proportionate share of 12b-1 plan expenses.

(17) "Other Expenses" are estimated because the Portfolios did not have a full year of operations as of December 31, 2003.


Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the above table or in the example below.

Example:

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Trust or Fund fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Trusts or Funds. Specifically, the Example assumes election of the Max 7 Enhanced Death Benefit and election of the earnings multiplier benefit rider with a charge of 0.30% of the contract value annually. The Example reflects the deduction of a mortality and expense risk charge, an asset-based administrative charge, and the annual contract administrative charge as an annual charge of 0.03% of assets. The Example also assumes you elected an optional benefit rider with the highest cost, an assumed charge of 1.14% annually, where the rider base is equal to the initial premium and increases by 7% annually, and the rider charge is assessed each quarter on a base equal to the hypothetical $10,000 premium increasing at 7% per year. The assumed annual rider charge of 1.14% results from the assumption of a 7% annual increase in the rider base but only a 5% earnings increase in the contract value before expenses. Thus, 1.14% represents an annual charge over the 10-year period which is equivalent to a charge of 0.1875% of rider base per quarter over the same period. Note that surrender charges may apply if you choose to annuitize your Contract within the first 5 contract years, and under certain circumstances, within the first 8 contract years.


Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

      --------------------------------------------------------------------------
      1) If you surrender your contract at the end of the applicable time period:

                   1 year           3 years          5 years          10 years
                   $1,328           $2,180           $3,026           $5,214

      2)    If you annuitize at the end of the applicable time period:

                   1 year           3 years          5 years          10 years
                   $1,328           $2,180           $3,026           $5,214

      3)    If you do not surrender your contract:

                   1 year           3 years          5 years          10 years
                   $528             $1,580           $2,626           $5,214
      --------------------------------------------------------------------------


Compensation is paid for the sale of the Contracts. For information about this compensation, see "Selling the Contract."


WF Opportunities - 133981

--------------------------------------------------------------------------------
CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

Accumulation Unit

We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account B has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

Tables containing (i) the accumulation unit value history of each subaccount of ING USA Separate Account B offered in this prospectus and (ii) the total investment value history of each such subaccount are presented in "Appendix A -- Condensed Financial Information." The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the Contract.

The Net Investment Factor

The Net Investment Factor is an index number which reflects certain charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated for each subaccount as follows:

      1) We take the net asset value of the subaccount at the end of each business day.

      2) We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.

      3) We divide (2) by the net asset value of the subaccount at the end of the preceding business day.

      4) We then subtract the applicable daily mortality and expense risk charge and the daily asset-based administrative charge from the subaccount.

Calculations for the subaccounts are made on a per share basis.

The Net Rate of Return equals the Net Investment Factor minus one.

Performance Information

From time to time, we may advertise or include in reports to contract owners performance information for the subaccounts of Separate Account B, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Wells Fargo VT Money Market subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1, 5 and 10 year periods, or lesser periods depending on how long Separate Account B has been investing in the portfolio. We may show other total returns for periods of less than one year. We will base total return figures on the actual historic performance of the subaccounts of Separate Account B, assuming an investment at the beginning of the period when the separate account first invested in the portfolios, and withdrawal of the investment at the end of the period, adjusted to reflect the deduction of all applicable portfolio and current contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the surrender charge. In addition, we may present historic performance data for the investment portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account B. This data is designed to show the performance that would have resulted if the Contract had been in existence before the separate account began investing in the portfolios.

Current yield for the Wells Fargo VT Money Market subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate "effective yield" for the Wells Fargo VT Money Market subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be


WF Opportunities - 133981
reinvested. The "effective yield" will thus be slightly higher than the "yield" because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period, assuming no surrender. You should be aware that there is no guarantee that the Wells Fargo VT Money Market subaccount will have a positive or level return.

We may compare performance information for a subaccount to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and
(iii) the Consumer Price Index (measure for inflation) to determine the real rate of return of an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

Financial Statements

The statement of assets and liabilities of Separate Account B as of December 31, 2003, and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended are included in the Statement of Additional Information. The consolidated financial statements and schedules of ING USA Annuity and Life Insurance Company (formerly Golden American Life Insurance Company) as of December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003 are included in the Statement of Additional Information.

--------------------------------------------------------------------------------
ING USA ANNUITY AND LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


ING USA Annuity and Life Insurance Company (formerly Golden American Life Insurance Company) ("ING USA") is an Iowa stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. ING USA is a wholly owned subsidiary of Lion Connecticut Holdings Inc. ("Lion Connecticut"), which in turn is a wholly owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. ING USA is authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. ING USA's consolidated financial statements appear in the Statement of Additional Information.


Lion Connecticut is the holding company for Directed Services, Inc., the investment manager of the ING Investors Trust and the distributor of the Contracts, and other interests. ING also owns ING Investments, LLC and ING Investment Management, LLC, portfolio managers of the ING Investors Trust, and the investment managers of the ING Variable Insurance Trust and ING Variable Products Trust and ING Variable Product Portfolios, respectively. ING also owns Baring International Investment Limited, another portfolio manager of the ING Investors Trust.

Our principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

--------------------------------------------------------------------------------
ING USA SEPARATE ACCOUNT B
--------------------------------------------------------------------------------

ING USA Separate Account B (formerly Golden American Separate Account B) ("Separate Account B") was established as a separate account of the Company on July 14, 1988. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). Separate Account B is a separate investment account used for our variable annuity contracts. We own all the assets in Separate Account B but such assets are kept separate from our other accounts.

Separate Account B is divided into subaccounts. Each subaccount invests exclusively in shares of one investment portfolio of a Trust or Fund. Each investment portfolio has its own distinct investment objectives and policies. Income,


WF Opportunities - 133981
gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Separate Account B without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account B. If the assets in Separate Account B exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.

Note: We currently offer other variable annuity contracts that invest in Separate Account B, but are not discussed in this prospectus. Separate Account B may also invest in other investment portfolios which are not available under your Contract. Under certain circumstances, we may make certain changes to the subaccounts. For more information, see "The Annuity Contract -- Addition, Deletion, or Substitution of Subaccounts and Other Changes."

--------------------------------------------------------------------------------
THE TRUSTS AND FUNDS
--------------------------------------------------------------------------------

You will find information about the Trusts and Funds currently available under your Contract in Appendix B -- The Investment Portfolios. A prospectus containing more complete information on each Trust or Fund may be obtained by calling our Customer Service Center at 800-366-0066. You should read the prospectus carefully before investing.


Certain funds are designated as "Master-Feeder" Funds. Funds offered in a Master-Feeder structure (such as the American Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities. See "Trust and Fund Expenses".


If, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts or Funds conflict, we, the Boards of Trustees or Directors of the Trusts or Funds, and any other insurance companies participating in the Trusts or Funds will monitor events to identify and resolve any material conflicts that may arise.

--------------------------------------------------------------------------------
RESTRICTED FUNDS
--------------------------------------------------------------------------------

We may, with 30 days notice to you, designate any investment option as a Restricted Fund and limit the amount you may allocate or transfer to a Restricted Fund. We may also change the limitations on existing contracts with respect to new premiums added to investment portfolios and with respect to new transfers to investment portfolios. We may establish any limitations, at our discretion, as a percentage of premium or contract value, or as a specified dollar amount, and change the limitation at any time. Currently, we have not designated any investment option as a Restricted Fund. If we designate an investment option as a Restricted Fund or set applicable limitations, such change will apply only to transactions made after the designation.

We limit your investment in the Restricted Funds on an aggregate basis for all Restricted Funds and for each individual Restricted Fund. Currently, we limit an investment in Restricted Funds to the following limitations: no more than $999,999,999, and no more than 30 percent of contract value. We may change these limits, in our discretion, for new contracts, premiums, transfers or withdrawals.

We monitor the aggregate and individual limits on investments in Restricted Funds for each transaction (e.g. premium payments, reallocations, withdrawals, dollar cost averaging). If the contract value in the Restricted Funds has increased beyond the applicable limit due to market growth, we will not require the reallocation or withdrawal of contract value from the Restricted Funds. However, if the contract value in the Restricted Funds exceeds the aggregate limit, if you take a withdrawal, it must come from either the Restricted Funds or pro-rata from all investment options in which contract value is allocated, so that the percentage of contract value in the Restricted Funds following the withdrawal is less than or equal to the percentage of contract value in the Restricted Funds prior to the withdrawal.

We will not permit a transfer to the Restricted Funds if it would increase the contract value in the Restricted Fund or in all Restricted Funds to more than the applicable limits set forth above. We will not limit transfers from Restricted Funds. If the multiple reallocations lower the percentage of total contract value in Restricted Funds, we will permit the reallocation even if the percentage of contract value in a Restricted Fund is greater than its limit.


WF Opportunities - 133981

Please see "Withdrawals" and "Transfers Among Your Investments" in this prospectus for more information on the effect of Restricted Funds.

--------------------------------------------------------------------------------
COVERED FUNDS, SPECIAL FUNDS AND EXCLUDED FUNDS
--------------------------------------------------------------------------------

For purposes of determining death benefits and benefits under the optional benefit riders (but not the earnings multiplier benefit rider), we assign the investment options to one of three categories of funds. The categories are:

      1)    Covered Funds;

      2)    Special Funds; and

      3)    Excluded Funds.

Allocations to Covered Funds participate fully in all guaranteed benefits. Allocations to Special Funds could affect the death benefit and/or optional benefit rider guarantee that may otherwise be provided. Allocations to Excluded Funds do not participate in any guaranteed benefits, due to their potential for volatility. No investment options are currently designated as Excluded Funds.

Designation of investment options under these categories may vary by benefit. For example, we may designate an investment option a Special Fund for purposes of calculating a benefit under an optional benefit rider, but not a death benefit, or for calculating one death benefit and not another. We may, with 30 days notice to you, designate any investment option as a Special or Excluded Fund with respect to new premiums added to such investment option and also with respect to new transfers to such investment option. Please see Appendix G for examples.

--------------------------------------------------------------------------------
CHARGES AND FEES
--------------------------------------------------------------------------------

We deduct the Contract charges described below to compensate us for our costs and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administering the Contracts, including compensation and expenses paid in connection with sales of the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. The amount of a Contract charge will not always correspond to the actual costs associated with the charge. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. If there are any profits from fees and charges deducted under the Contract, including the mortality and expense risk charge and rider and benefit charges, we may use such profits to finance the distribution of Contracts.

Charge Deduction Subaccount

You may elect to have all charges against your contract value deducted directly from a single subaccount designated by the Company. Currently we use the Wells Fargo VT Money Market subaccount for this purpose. If you do not elect this option, or if the amount of the charges is greater than the amount in the designated subaccount, we will deduct the charges as discussed below. You may cancel this option at any time by sending satisfactory notice to our Customer Service Center.

Charges Deducted from the Contract Value

We deduct the following charges from your contract value:

      Surrender Charge. We will deduct a contingent deferred sales charge (a "surrender charge") if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the 8-year period from the date we receive and accept a premium payment. We base the surrender charge on a percentage of each premium payment withdrawn. The surrender charge is based on the amount requested for withdrawal. The surrender charge is deducted from the contract value remaining after you have received the amount requested for withdrawal. This charge is intended to cover sales expenses that we have incurred. We may reduce or waive the surrender charge in certain situations. We will never charge more than the maximum surrender charge. The percentage of premium payments deducted at the time of


WF Opportunities - 133981
surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment as follows:

      Complete Years Elapsed        0         1         2        3         4         5        6         7         8+
          Since Premium Payment
      Surrender Charge              8%        7%        6%       5%        4%        3%        2%        1%        0%

      Waiver of Surrender Charge for Extended Medical Care. We will waive the surrender charge in most states in the following events: (i) you begin receiving qualified extended medical care on or after the first contract anniversary for at least 45 days during a 60-day period and we receive your request for the surrender or withdrawal, together with all required documentation at our Customer Service Center during the term of your care or within 90 days after the last day of your care; or (ii) you are first diagnosed by a qualified medical professional, on or after the first contract anniversary, as having a qualifying terminal illness. We have the right to require an examination by a physician of our choice. If we require such an examination, we will pay for it. You are required to send us satisfactory written proof of illness. See your Contract for more information. The waiver of surrender charge may not be available in all states.

      Free Withdrawal Amount. The Free Withdrawal Amount is the total of (i) your cumulative earnings (which is your contract value less premium payments received and prior withdrawals), and (ii) 10% of premium payments not previously withdrawn received within 8 years prior to the date of the withdrawal.

      Surrender Charge for Excess Withdrawals. We will deduct a surrender charge for excess withdrawals, which may include a withdrawal you make to satisfy required minimum distribution requirements under the Internal Revenue Code (the "Code"). We consider a withdrawal to be an excess withdrawal when the amount you withdraw in any contract year exceeds the Free Withdrawal Amount. When you are receiving systematic withdrawals, any combination of regular withdrawals taken and any systematic withdrawals expected to be received in a contract year will be included in determining the amount of the excess withdrawal. Such a withdrawal will be considered a partial surrender of the Contract and we will impose a surrender charge and any associated premium tax. We will deduct such charges from the contract value in proportion to the contract value in each subaccount or Fixed Interest Allocation from which the excess withdrawal was taken. In instances where the excess withdrawal equals the entire contract value in such subaccounts or Fixed Interest Allocations, we will deduct charges proportionately from all other subaccounts and Fixed Interest Allocations in which you are invested. Any withdrawal from a Fixed Interest Allocation more than 30 days before its maturity date will trigger a Market Value Adjustment. See Appendix C and the Fixed Account II prospectus for more information.

For the purpose of calculating the surrender charge for an excess withdrawal:
(i) we treat premiums as being withdrawn on a first-in, first-out basis; and
(ii) amounts withdrawn which are not considered an excess withdrawal are not considered a withdrawal of any premium payments. We have included an example of how this works in Appendix E. Although we treat premium payments as being withdrawn before earnings for purpose of calculating the surrender charge for excess withdrawals, the federal tax law treats earnings as withdrawn first.

      Premium Taxes. We may charge for state and local premium taxes depending on your state of residence. These taxes can range from 0% to 3.5% of the premium payment. We have the right to change this amount to conform with changes in the law or if you change your state of residence.

We deduct the premium tax from your contract value on the annuity start date. However, some jurisdictions impose a premium tax at the time initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it when you surrender the Contract, when you take an excess withdrawal or on the annuity start date.

      Administrative Charge. We deduct an annual administrative charge on each Contract anniversary. If you surrender your Contract prior to a Contract anniversary, we deduct an administrative charge when we determine the cash surrender value payable to you. The charge is $30 per Contract. We waive this charge if your contract value is $100,000 or more at the end of a contract year or the total of your premium payments is $100,000 or more or under other conditions established by ING USA. We deduct the charge proportionately from all subaccounts in which you are invested. If there is no contract value in those subaccounts, we will deduct the charge from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until the charge has been paid.


WF Opportunities - 133981

      Transfer Charge. We currently do not deduct any charges for transfers made during a contract year. We have the right, however, to assess up to $25 for each transfer after the twelfth transfer in a contract year. The charge will not apply to any transfers due to the election of dollar cost averaging or automatic rebalancing.

Charges Deducted from the Subaccounts

      Mortality and Expense Risk Charge. The amount of the mortality and expense risk charge depends on the death benefit you have elected and on the category of contract owner to which you belong. We deduct the charge each business day based on the assets you have in each subaccount. If there are any profits from the mortality and expense risk charge, we may use such profits to finance the distribution of contracts.

      --------------------------------------------------------------------------------------------------------
                                                 Quarterly Ratchet                        Max 7
                  Standard                            Enhanced                          Enhanced
                Death Benefit                      Death Benefit                      Death Benefit
      --------------------------------------------------------------------------------------------------------
                          Annual Charge                     Annual Charge                     Annual Charge
                          Expressed as                      Expressed as                       Expressed as
           Annual          Daily Rate         Annual         Daily Rate         Annual          Daily Rate
           Charge                             Charge                            Charge

           1.25%            0.003446%          1.50%          0.004141%          1.80%          0.004976%

      --------------------------------------------------------------------------------------------------------

      Asset-Based Administrative Charge. The amount of the asset-based administrative charge, on an annual basis, is equal to 0.15% of the assets you have in each subaccount. We deduct the charge from your assets in each subaccount on each business day at the rate of 0.000411% for each day since the previous business day.

      Earnings Multiplier Benefit Charge. Subject to state availability, you may purchase the earnings multiplier benefit rider for a non-qualified Contract either at issue or on the next contract anniversary following the introduction of the benefit in your state, if later. So long as the rider is in effect, we will deduct a separate quarterly charge for the rider through a pro-rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccounts, we will deduct the charges from your Fixed Interest Allocations starting with the allocation nearest its maturity date. If that is insufficient, we will deduct the charge from the allocation next nearest its maturity date, and so on. We deduct the rider charge on each quarterly contract anniversary in arrears, meaning we deduct the first charge on the first quarterly anniversary following the rider date. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current contract value immediately prior to the surrender or annuitization. The quarterly charge for the earnings multiplier benefit rider is 0.075% (0.30% annually). For a description of the rider, see "Earnings Multiplier Benefit Rider."

      Optional Rider Charges. In addition to the earnings multiplier benefit rider, subject to state availability, you may purchase one of two optional benefit riders that you may elect at issue. So long as the rider is in effect, we will deduct a separate quarterly charge for each optional benefit rider through a pro-rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccount, we will deduct the charges from your Fixed Interest Allocations nearest their maturity date. We deduct each rider charge on each quarterly contract anniversary in arrears, meaning we deduct the first charge on the first quarterly anniversary following the rider date. For a description of the riders and the defined terms used in connection with the riders, see "The Annuity Contract -- Optional Riders."

      Minimum Guaranteed Income Benefit (MGIB). The charge for the MGIB rider is as follows:

      ------------------------------------------------------------------------------------
      MGIB Rate        As an Annual Charge                 As a Quarterly Charge
      ------------------------------------------------------------------------------------
      7%               0.75% of the MGIB Charge Base       0.1875% of the MGIB Charge Base
      ------------------------------------------------------------------------------------


WF Opportunities - 133981

The MGIB Charge Base generally depends on the amount of premiums you pay during the first five contract years after you purchase the rider, when you pay the premiums, less a pro-rata deduction for any withdrawal made while the MGIB rider is in effect and accumulated at the MGIB Rate. The MGIB Charge Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of eligible premium (or contract value), subsequent allocation of eligible premium, withdrawals and transfers. Withdrawals and transfers between Covered, Special and Excluded Funds may reduce the applicable MGIB Charge Base by more than the amount withdrawn or transferred. Please see "Optional Riders-Minimum Guaranteed Income Benefit" for a description of the MGIB Charge Base.

      Minimum Guaranteed Withdrawal Benefit (MGWB). The annual charge for the MGWB rider is 0.35% (0.0875% quarterly) of the contract value. The charge is deducted from the contract value in the subaccounts on each quarterly contract anniversary date, in arrears. We will deduct charges during the period starting on the rider date and up to your Contract's Automatic Periodic Benefit Status. Automatic Periodic Benefit Status will occur if your contract value is reduced to zero and other conditions are met. Please see "Minimum Guaranteed Withdrawal Benefit - Automatic Periodic Benefit Status" later in this prospectus. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate immediately prior to the surrender or annuitization.


Please see the appendix that is applicable to you for the optional rider charges under your Contract.

Trust and Fund Expenses

Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. In addition, certain portfolios deduct a service fee, which is used to compensate service providers for administrative and contract holder services provided on behalf of the portfolios, and certain portfolios deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of shares of the applicable portfolio.

In addition to the fees and charges shown in the Fee Table, the Company may, from time to time, receive other compensation from the funds or the funds' affiliates. For example, investment advisers to the funds may make cash payments or provide expense reimbursements to the Company as an incentive for the Company to include the funds among the investment options available under your Contract and to provide certain services to contract owners that relate to the investment options.

In particular, we may receive compensation from the investment advisers, administrators or distributors of the portfolios in connection with administrative, distribution, or other services and cost savings experienced by the investment advisers, administrators or distributors. It is anticipated that such compensation will be based on assets of the particular portfolios attributable to the Contract. Some advisers, administrators or distributors may pay us more than others. During 2003, the Company received compensation from certain funds and funds' affiliates.


Certain funds are designated as "Master-Feeder" Funds. Funds offered in a Master-Feeder structure (such as the American Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities. The Fund Expense Table included in "Fees and Expenses" reflects the aggregate annual operating expenses of each portfolio and its corresponding underlying fund or funds. These funds are identified in the Fund Expense Table. See "Fees and Expenses -- Trust and Fund Expenses."


--------------------------------------------------------------------------------
THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

The Contract described in this prospectus is a deferred combination variable and fixed annuity contract. The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of the Trusts and Funds through Separate Account B. It also provides a means for you to invest in a Fixed Interest Allocation through the Fixed Account. See Appendix C and the Fixed Account II prospectus for more information on the Fixed Account.

Contract Date and Contract Year

The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.


WF Opportunities - 133981

Contract Owner

You are the contract owner. You have the rights and options described in the Contract. One or more persons may own the Contract. If there are multiple owners named, the age of the oldest owner will determine the applicable death benefit if such death benefit is available for multiple owners.

The death benefit becomes payable when you die. In the case of a sole contract owner who dies before the annuity start date, we will pay the beneficiary the death benefit then due. The sole contract owner's estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner. In the case of a joint owner of the Contract dying before the annuity start date, we will designate the surviving contract owner as the beneficiary. This will override any previous beneficiary designation.

If the contract owner is a trust and a beneficial owner of the trust has been designated, the beneficial owner will be treated as the contract owner for determining the death benefit. If a beneficial owner is changed or added after the contract date, we will treat this as a change of contract owner for determining the death benefit (likely a taxable event). If no beneficial owner of the trust has been designated, the availability of Enhanced Death Benefits will be based on the age of the annuitant at the time you purchase the Contract.

      Contract Owner Categories. There are five categories of contract owners covered by this prospectus. For ease of reference, they are called Yr-2001, May-2002, Yr-2003, May-2003 and Yr-2004 contract owners. If you are a contract owner, the category of your Contract is indicated on your quarterly statements. If you are unsure which category applies to you, please call our Customer Service Center. The telephone number is (800) 366-0066.

The following is a general description of the categories:

      --------------------------------------------------------------------------

      Yr-2001:            Contracts purchased on or after January 1, 2001,
                          which offer five death benefit options, including
                          the Annual Ratchet Enhanced Death Benefit to age 90,
                          offer an earnings multiplier benefit option and
                          optional benefit riders and under which the
                          determination of benefits when there are allocations
                          to Special Funds is based on the better of the
                          original Yr-2001 benefit calculation and the Special
                          Funds "floor" (as available in the state of issue at
                          the time of purchase).
      --------------------------------------------------------------------------
      May-2002:           Contracts purchased on or after May 1, 2002, which
                          offer five death benefit options, including the
                          Annual Ratchet Enhanced Death Benefit to age 90,
                          offer an earnings multiplier benefit option and
                          optional benefit riders, and under which the
                          determination of benefits when there are allocations
                          to Special Funds is the same as the Special Funds
                          "floor," but all withdrawals are pro-rata (as
                          available in the state of issue at the time of
                          purchase).
      --------------------------------------------------------------------------
      Yr-2003:            Contracts purchased on or after February 4, 2003
                          which have the same death benefits and living
                          benefits as May-2002 Contracts, but have a different
                          calculation of the Minimum Guaranteed Income Benefit
                          and higher charges for all three living benefit
                          optional riders (as available in the state of issue
                          at the time of purchase).
      --------------------------------------------------------------------------
      May-2003:           Contracts purchased on or after May 1, 2003 which are
                          the same as Yr-2003, but do not offer the Deferred
                          Ratchet Enhanced Death Benefit.
      --------------------------------------------------------------------------

      Yr-2004: Contracts purchased on or after March 15, 2004 which offer the Quarterly Ratchet Death Benefit, do not offer the 7% Solution Death Benefit, do not offer the Minimum Guaranteed Accumulation Benefit and offer a Minimum Guaranteed Withdrawal Benefit with Reset and Step-Up Benefit options (as available in the state of issue at the time of purchase).

      --------------------------------------------------------------------------

A description of benefits and charges for Yr-2001, May-2002, Yr-2003 and May-2003 contract owners is included in the appendices to this prospectus, to the extent they differ from those described in this prospectus for Yr-2004 contract owners. Please retain this prospectus and the appendix that is applicable to you so you will have it for future reference.

      Joint Owner. For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire


WF Opportunities - 133981
interest of the deceased joint owner in the Contract will pass to the surviving joint owner and the death benefit will be payable. Joint owners may only select the Standard Death Benefit option. The earnings multiplier benefit rider is not available when there are joint owners.

Any addition or deletion of a joint owner is treated as a change of owner which may affect the amount of the death benefit. See "Change of Contract Owner or Beneficiary" below. If you have elected an Enhanced Death Benefit, and you add a joint owner after issue, the Enhanced Death Benefit from the date of change will end. If the older joint owner is attained age 85 or under, the Standard Death Benefit will apply. If the older joint owner is attained age 86 or over on the date of the ownership change, the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. If you elected the earnings multiplier benefit rider, it will terminate if you add a joint owner after issue. Note that returning a Contract to single owner status will not restore any Enhanced Death Benefit or the earnings multiplier benefit. Unless otherwise specified, the term "age" when used for joint owners shall mean the age of the oldest owner.

Annuity Start Date

The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

Annuitant

The annuitant is the person designated by you to be the measuring life in determining annuity payments. You are the annuitant unless you name another annuitant in the application. The annuitant's age determines when the income phase must begin and the amount of the annuity payments to be paid. The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date. You may not change the annuitant after the Contract is in effect.

If the contract owner is an individual, and the annuitant dies before the annuity start date and you have named a contingent annuitant, the contingent annuitant becomes the annuitant. If the annuitant dies before the annuity start date and there is no contingent annuitant, the contract owner will become the annuitant. The contract owner may designate a new annuitant within 60 days of the death of the annuitant. If the annuitant was the sole contract owner and there is no beneficiary designation, the annuitant's estate will be the beneficiary.

If the contract owner is not an individual, and the annuitant dies before the annuity start date, we will pay the designated beneficiary the death benefit then due. If a beneficiary has not been designated, or if there is no designated beneficiary living, the contract owner will be the beneficiary.

Regardless of whether a death benefit is payable, if the annuitant dies and any contract owner is not an individual, distribution rules under federal tax law will apply. You should consult your tax adviser for more information if you are not an individual.

Beneficiary

The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

If the beneficiary dies before the annuitant or the contract owner, we pay the death benefit proceeds to the contingent beneficiary, if any. If there is no surviving beneficiary, we pay the death benefit proceeds to the contract owner's estate.

One or more persons may be a beneficiary or contingent beneficiary. In the case of more than one beneficiary, we will assume any death benefit proceeds are to be paid in equal shares to the surviving beneficiaries, unless you indicate otherwise in writing.

      Change of Contract Owner or Beneficiary. During the annuitant's lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit, the guaranteed minimum death benefit and/or the death benefit option applied to the contract, the amount of the earnings multiplier benefit, if applicable, and the continuation of any other optional rider that you have elected. The new owner's age, as of the date of the change, will be used as the basis for determining the applicable benefits and charges. The new owner's death will determine when a death benefit is payable.


WF Opportunities - 133981

If you have elected the Standard Death Benefit option, the minimum guaranteed death benefit will continue if the new owner is age 85 or under on the date of the ownership change. For the Enhanced Death Benefit options, if the new owner is age 79 or under on the date that ownership changes, the minimum guaranteed death benefit will continue. If the new owner is age 80 to 85, the Enhanced Death Benefit will end, and the death benefit will become the Standard Death Benefit. For all death benefit options, 1) if the new owner's attained age is 86 or over on the date of the ownership change, or 2) if the new owner is not an individual (other than a trust for the benefit of the owner or annuitant), the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. Please note that once a death benefit has been changed due to a change in owner, a subsequent change to a younger owner will not restore any Enhanced Death Benefits.

If you have elected the earnings multiplier benefit rider, and the new owner is under age 76, the rider will continue. The benefit will be adjusted to reflect the attained age of the new owner as the issue age. We will use the Maximum Base and Benefit Base percentages in effect on the original rider date to calculate the benefit. If the new owner is age 76 or over, the rider will terminate. If you have not elected the earnings multiplier benefit rider, the new owner may not add the rider upon the change of ownership. If you have elected another optional rider, the rider will terminate upon a change of ownership.

A change of owner likely has tax consequences. See "Federal Tax Considerations" in this prospectus.

You have the right to change beneficiaries during the annuitant's lifetime unless you have designated an irrevocable beneficiary. If you have designated an irrevocable beneficiary, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract. You may also restrict a beneficiary's right to elect an annuity option or receive a lump sum payment. If so, such rights or options will not be available to the beneficiary.

All requests for changes must be in writing and submitted to our Customer Service Center. The change will be effective as of the day we receive the request. The change will not affect any payment made or action taken by us before recording the change.

Purchase and Availability of the Contract

We will issue a Contract only if both the annuitant and the contract owner are age 85 or younger.

The initial premium payment must be $5,000 or more ($1,500 for qualified Contracts). You may make additional payments of $100 or more ($50 for qualified Contracts) at any time after the free look period before you turn age 85. Under certain circumstances, we may waive the minimum premium payment requirement. We may also change the minimum initial or additional premium requirements for certain group or sponsored arrangements. An initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,000,000 requires our prior approval. The Contract may not be available to all ages through all broker-dealers.

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. You should not buy this Contract: (i) if you are looking for a short-term investment; (ii) if you cannot risk getting back less money than you put in; or (iii) if your assets are in a plan which provides for tax-deferral and you see no other reason to purchase this Contract.

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other features and benefits including death benefits and the ability to receive a lifetime income. You should not purchase a qualified Contract unless you want these other features and benefits, taking into account their cost. See "Fees and Expenses" in this prospectus. If you are considering an Enhanced Death Benefit Option and/or the earnings multiplier benefit rider and your contract will be an IRA, see "Taxation of Qualified Contracts -- Individual Retirement Annuities" and "Tax Consequences of Enhanced Death Benefit" in this prospectus.

We and our affiliates offer other variable products that may offer some of the same investment portfolios. These products have different benefits and charges, and may or may not better match your needs. If you are interested in learning more about these other products, contact our Customer Service Center or your registered representative.

Crediting of Premium Payments

We will process your initial premium within 2 business days after receipt, if the application and all information necessary for processing the Contract are complete. We will process subsequent premium payments within 1 business day if we receive all information necessary. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain your initial premium


WF Opportunities - 133981
payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold the premium payment until the application is completed. If you choose to have us hold the premium payment, it will be held in a non-interest bearing account.

We will allocate your initial payment according to the instructions you specified. If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative, we will consider the application incomplete. For initial premium payments designated for a subaccount of Separate Account B, we will credit the payment at the accumulation unit value next determined after we receive your premium payment and the completed application. Once the completed application is received, we will allocate the payment to the subaccounts of Separate Account B specified by you within 2 business days.

We will ask about any missing information related to subsequent payments. We will allocate the subsequent payment(s) pro-rata according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in the pro-rata calculations. If a subaccount is no longer available or requested in error, we will allocate the subsequent payment(s) proportionally among the other subaccount(s) in your current allocation or your allocation instructions. For any subsequent premium payments, we will credit the payment designated for a subaccount of Separate Account B at the accumulation unit value next determined after receipt of your premium payment and instructions.

Once we allocate your premium payment to the subaccounts selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Separate Account B with respect to your Contract. The net investment results of each subaccount vary with its investment performance.

If your premium payment was transmitted by wire order from your broker/dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state availability and the procedures of your broker/dealer.

      1) If either your state or broker/dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within 5 days of the premium payment. If we do not receive the application or form within 5 days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid.

      2) If your state and broker/dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you or your representative, together with a Contract Acknowledgement and Delivery Statement for your execution. Until our Customer Service Center receives the executed Contract Acknowledgement and Delivery Statement, neither you nor the broker/dealer may execute any financial transactions on your Contract unless they are requested in writing by you. We may require additional information before complying with your request (e.g., signature guarantee).

In some states, we may require that an initial premium designated for a subaccount of Separate Account B or the Fixed Account be allocated to a subaccount specially designated by the Company (currently, the Wells Fargo VT Money Market subaccount) during the free look period. After the free look period, we will convert your contract value (your initial premium plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount. Initial premiums designated for Fixed Interest Allocations will be allocated to a Fixed Interest Allocation with the guaranteed interest period you have chosen; however, in the future we may allocate the premiums to the specially designated subaccount during the free look period.

We may also refuse to accept certain forms of premium payments or loan repayments, if applicable, (traveler's checks, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $500, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your premium payment and not issuing the contract.


WF Opportunities - 133981

Administrative Procedures

We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the contract value next determined only after you have met all administrative requirements.

Contract Value

We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of (i) the contract value in the Fixed Interest Allocations, and (ii) the contract value in each subaccount in which you are invested.

      Contract Value in Fixed Interest Allocations. The contract value in your Fixed Interest Allocation is the sum of premium payments allocated to the Fixed Interest Allocation under the Contract, plus contract value transferred to the Fixed Interest Allocation, plus credited interest, minus any transfers and withdrawals from the Fixed Interest Allocation (including any Market Value Adjustment applied to such withdrawal), contract fees (including, in some cases, fees for optional benefit riders) and premium taxes.

      Contract Value in the Subaccounts. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount and/or a Fixed Interest Allocation specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium not allocated to a Fixed Interest Allocation may be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Wells Fargo VT Money Market subaccount).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

      1) We take the contract value in the subaccount at the end of the preceding business day.

      2) We multiply (1) by the subaccount's Net Rate of Return since the preceding business day.

      3)    We add (1) and (2).

      4) We add to (3) any additional premium payments, and then add or subtract any transfers to or from that subaccount.

      5) We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees and premium taxes.

Cash Surrender Value

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested and interest credited to Fixed Interest Allocations and any Market Value Adjustment. See the ING USA Fixed Account II prospectus for a description of the calculation of cash surrender value under any Fixed Interest Allocation. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee (unless waived), any optional benefit rider charge, and any other charges incurred but not yet deducted.

      Surrendering to Receive the Cash Surrender Value. You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender is effective on the date we receive your written request and the Contract at our Customer Service Center. After we receive all paperwork required for us to process your surrender, we will determine and pay the cash surrender value at the price next determined. Once paid, all benefits under the Contract will terminate. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the Wells Fargo VT Money Market subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax adviser regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59 1/2 may result in a 10% tax penalty. See "Federal Tax Considerations" for more details.


WF Opportunities - 133981

Addition, Deletion or Substitution of Subaccounts and Other Changes

We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract. We may also withdraw or substitute investment portfolios, subject to the conditions in your Contract and compliance with regulatory requirements.

We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) substitute another portfolio for existing and future investments. If you elected the dollar cost averaging, systematic withdrawals or automatic rebalancing programs, or if you have other outstanding instructions and we substitute or otherwise eliminate a portfolio subject to those instructions, we will execute your instructions using the substituted or proposed replacement portfolio, unless you request otherwise. The substitute or proposed replacement portfolio may have higher fees and charges than any portfolio it replaces. We will provide you with written notice before we make these changes.

We reserve the right to: (i) deregister Separate Account B under the 1940 Act;
(ii) operate Separate Account B as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Separate Account B as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Separate Account B; and (v) combine Separate Account B with other accounts.

We will provide you with written notice before we make any of these changes.

The Fixed Account

The Fixed Account is a segregated asset account which contains the assets that support a contract owner's Fixed Interest Allocations. See Appendix C and the Fixed Account II prospectus for more information.

Optional Riders

Subject to state availability, you may elect one of the two optional benefit riders discussed below. You may add only one of these two riders to your Contract. Each rider has a separate charge. Once elected, the riders generally may not be cancelled. You may not remove the rider and charges will be assessed regardless of the performance of your Contract. Please see "Charges and Fees -- Optional Rider Charges" for information on rider charges.

The following describes the optional riders for Contracts in the Yr-2004 category. A description of the calculation of the optional rider benefits for all other contract owners is included in the appendices to this prospectus, to the extent they differ from those described in the prospectus for Yr-2004 contract owners. Please retain this prospectus and the appendix that is applicable to you so you will have it for future reference.

The optional riders may not be available for all investors. You should analyze each rider thoroughly and understand it completely before you select one. The optional riders do not guarantee any return of principal or premium payments and do not guarantee performance of any specific investment portfolio under the contract. You should consult a qualified financial adviser in evaluating the riders.

The optional riders may not be approved in all states. Check with our Customer Service Center for availability in your state. The telephone number is (800) 366-0066.

Rider Date. The rider date is the date an optional benefit rider becomes effective. The rider date is also the contract date if you purchase the rider when the Contract is issued.

No Cancellation. Once you purchase a rider, you may not cancel it unless you cancel the Contract during the Contract's free look period, surrender, annuitize or otherwise terminate the Contract. These events automatically cancel any rider. Once the Contract continues beyond the free look period, you may not cancel the rider. The Company may, at its discretion, cancel and/or replace a rider at your request in order to renew or reset a rider.

Termination. The optional riders are "living benefits," which means the guaranteed benefits offered by the riders are intended to be available to you while you are living and while your Contract is in the accumulation phase. The optional riders automatically terminate if you:


WF Opportunities - 133981

      o annuitize, surrender or otherwise terminate your Contract during the accumulation phase; or

      o die during the accumulation phase (first owner to die if there are multiple contract owners, or at death of annuitant if contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract.

The optional riders will also terminate if there is a change in contract ownership (other than a spousal beneficiary continuation on your death). Other circumstances which may cause a particular optional rider to terminate automatically are discussed below with each rider.

Minimum Guaranteed Income Benefit Rider (MGIB). The MGIB rider is an optional benefit which guarantees a minimum amount of annuity income will be available to you if you annuitize on the MGIB Date, regardless of fluctuating market conditions. The amount of the Minimum Guaranteed Income Benefit will depend on the amount of premiums you pay during the five contract years after you purchase the rider, the amount of contract value you allocate or transfer to Special Funds or Excluded Funds, the MGIB Rate, the adjustment for Special Fund or Excluded Fund transfers, and any withdrawals you take while the rider is in effect. Thus, investing in Special Funds or Excluded Funds may limit the MGIB.


The following investment options are designated as Special Funds for purposes of calculating the MGIB: the Wells Fargo VT Money Market Fund, the ING VP Intermediate Bond Portfolio, the ING PIMCO Core Bond Portfolio, the Fixed Account, the Fixed Interest Division and the TSA Special Fixed Account.


No investment options are currently designated as Excluded Funds.

The MGIB Rate is currently 7%. We may, at our discretion, discontinue offering this rate. The MGIB Rate is an annual effective rate.

For a discussion of the charges we deduct under the MGIB rider, see "Charges and Fees -- Optional Rider Charges."

Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed or the income factors in effect on the date you annuitize. If you purchase the MGIB rider, the amount of income that will be available to you upon annuitization on the MGIB Date is the greatest of:

      1) your annuity income based on your contract value adjusted for any Market Value Adjustment (see Appendix C and the Fixed Account II prospectus) on the MGIB Date applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

      2) your annuity income based on your contract value adjusted for any Market Value Adjustment (see Appendix C and the Fixed Account II prospectus) on the MGIB Date applied to the then-current income factors in effect for the annuity option you selected; or

      3) the MGIB annuity income based on your MGIB Base on the MGIB Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust the MGIB Base for any premium tax recovery and Market Value Adjustment (see Appendix C and the Fixed Account II prospectus) that would otherwise apply at annuitization.

The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract.

The MGIB Benefit Base is only a calculation used to determine the MGIB annuity income. The MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Benefit Base or Maximum MGIB Base.

The MGIB Benefit Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of eligible premium (or contract value), and subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date.

Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider. Payments under the rider begin on the MGIB Date. We require a 10-year waiting period before you can annuitize the MGIB rider benefit. The MGIB must be exercised in the 30-day period prior to the end of the waiting period or any subsequent contract anniversary. At your request, the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Date.


WF Opportunities - 133981

      Determining the MGIB Charge Base: The MGIB Charge Base is the greater of the MGIB Rollup Base and the MGIB Ratchet Base.

      (i) The MGIB Rollup Base is equal to the lesser of the Maximum MGIB Base and the sum of (a), (b) and (c) where:

            (a)   is the MGIB Rollup Base for Covered Funds;

            (b)   is the MGIB Rollup Base for Special Funds;

            (c)   is the MGIB Rollup Base for Excluded Funds; and

      (ii)  The MGIB Ratchet Base is equal to the sum of (a) and (b) where:

            (a)   is the MGIB Ratchet Base for Covered and Special Funds; and

            (b)   is the MGIB Ratchet Base for Excluded Funds.

      Determining the MGIB Annuity Income. On the MGIB Date, we calculate your MGIB annuity income as follows:

      1) We first determine your MGIB Benefit Base: The MGIB Benefit Base is equal to the greater of the MGIB Rollup Benefit Base and the MGIB Ratchet Benefit Base.

            (i) The MGIB Rollup Benefit Base is equal to the lesser of the Maximum MGIB Base and the sum of (a), (b) and (c) where:

                  (a)   is the MGIB Rollup Base for Covered Funds;

                  (b)   is the MGIB Rollup Base for Special Funds;

                  (c)   is the contract value allocated to Excluded Funds; and

            (ii)  The MGIB Ratchet Benefit Base is equal to the sum of (a) and
                  (b) where:

                  (a)   is the MGIB Ratchet Base for Covered and Special Funds;
                        and

                  (b)   is the contract value allocated to Excluded Funds.

            The Maximum MGIB Base is 300% of eligible premiums adjusted pro-rata for withdrawals. The Maximum MGIB Base is not allocated by Fund category.

            a)    Calculation of MGIB Rollup Benefit Base

                  The MGIB Rollup Base allocated to Covered Funds equals the eligible premiums allocated to Covered Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rollup Rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Benefit Base reaching the Maximum MGIB Base, and at 0% thereafter.

                  The MGIB Rollup Base allocated to Special Funds equals the eligible premiums allocated to Special Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect. There is no accumulation of MGIB Rollup Base allocated to Special Funds.

                  The MGIB Rollup Base allocated to Excluded Funds equals the eligible premiums allocated to Excluded Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Benefit Base reaching the Maximum MGIB Base, and at 0% thereafter. The MGIB Rollup Base allocated to Excluded Funds is used only for transfer adjustments and rider charges. It is not used to determine benefits.

                  Eligible premiums are those added more than 5 years before the earliest MGIB Benefit Date. Premiums paid after that are excluded from the MGIB Rollup Base.


WF Opportunities - 133981

                  The MGIB Rollup Rate is currently 7%. We may, at our discretion, discontinue offering this rate. The MGIB Rollup Rate is an annual effective rate.

                  Withdrawals reduce the MGIB Rollup Base on a pro-rata basis. The percentage reduction in the MGIB Rollup Base for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. For example, the value of the MGIB Rollup Base in Covered Funds after a withdrawal from one or more Covered Funds equals the value of the MGIB Rollup Base in Covered Funds before the withdrawal times the contract value in Covered Funds after the withdrawal divided by the contract value in Covered Funds before the withdrawal.

                  Net transfers from Covered Funds will reduce the MGIB Rollup Base allocated to Covered Funds on a pro-rata basis. The resulting increase in the MGIB Rollup Base allocated to Special or Excluded Funds, as applicable, will equal the reduction in the MGIB Rollup Base allocated to Covered Funds.

                  Net transfers from Special Funds will reduce the MGIB Rollup Base allocated to Special Funds on a pro-rata basis. The resulting increase in the MGIB Rollup Base allocated to Covered or Excluded Funds, as applicable, will equal the reduction in the MGIB Rollup Base allocated to Special Funds.

                  Net transfers from Excluded Funds will reduce the MGIB Rollup Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGIB Rollup Base allocated to Covered or Special Funds, as applicable, will equal the lesser of the net contract value transferred and the change in the MGIB Rollup Base allocated to Excluded Funds.

            b)    Calculation of MGIB Ratchet Benefit Base

                  The MGIB Ratchet Base for Covered Funds and Special Funds equals:

                  o on the rider date, eligible premiums, or the contract value, if applicable, allocated to Covered Funds and Special Funds;

                  o on each "quarterly anniversary date" prior to attainment of age 90, the MGIB Ratchet Base for Covered Funds and Special Funds is set equal to the greater of :

                        1) the current contract value allocated to Covered Funds and Special Funds (after any deductions occurring on that date); and

                        2) the MGIB Ratchet Base for Covered Funds and Special Funds from the most recent prior quarterly anniversary date, adjusted for any new eligible premiums and withdrawals attributable to Covered Funds or Special Funds, and transfers.

                  o at other times, the MGIB Ratchet Base for Covered Funds and Special Funds is the MGIB Ratchet Base from the prior quarterly anniversary date, adjusted for subsequent eligible premiums and withdrawals attributable to Covered Funds or Special Funds, and transfers.

            The MGIB Ratchet Base for Excluded Funds is calculated the same as for Covered Funds and Special Funds, but for premiums, allocations, withdrawals or transfers attributable to Excluded Funds.

            Effect of Transfers on MGIB Ratchet Base:

            Net transfers from Covered or Special Funds to Excluded Funds will reduce the MGIB Ratchet Base allocated to Covered and Special Funds on a pro-rata basis. The resulting increase in the MGIB Ratchet Base allocated to Excluded Funds will equal the reduction in the MGIB Ratchet Base allocated to Covered and Special Funds.

            Net transfers from Excluded Funds to Covered or Special Funds will reduce the MGIB Ratchet Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGIB Ratchet Base allocated to Covered and Special Funds will equal the lesser of the net contract value transferred and the change in the MGIB Ratchet Base allocated to Excluded Funds.

            A "quarterly anniversary date" is the date three months from the contract date that falls on the same date in the month as the contract date. For example, if the contract date is February 12, the quarterly anniversary date


WF Opportunities - 133981
            is May 12. If there is no corresponding date in the month, the quarterly anniversary date will be the last date of such month. If the quarterly anniversary date falls on a weekend or holiday, we will use the value as of the subsequent business day.

      2) Then we determine the MGIB annuity income by multiplying your MGIB Benefit Base (adjusted for any Market Value Adjustment, surrender charge and premium taxes) by the income factor, and then divide by $1,000.

MGIB Income Options

The following are the MGIB Income Options available under the MGIB Rider:

      a) Income for Life (Single Life or Joint with 100% Survivor) and 10-20 year certain;

      b)    Income for a 20-30 year period certain;

      c) Any other income plan offered by the Company in conjunction with the MGIB rider on the MGIB Benefit Date.

You may elect to have payments under MGIB Income Options (a) and (b) increase annually at 1%, 2% or 3%.

Once during the life of the Contract, you have the option to elect to apply up to 50% of the MGIB Benefit Base to one of the MGIB Income Options available under the Rider. This option may only be exercised on a contract anniversary at or after the end of the waiting period. The portion of the MGIB Benefit Base so applied will be used to determine the MGIB income, as is otherwise described in the prospectus. The Contract Value will be reduced on a pro-rata basis. Any subsequent exercise of your right to receive payments under the MGIB rider must be for 100% of the remaining value. The amount applied to the partial annuitization will be treated as a withdrawal for purposes of adjusting contract and rider values.

Please note that if you elect partial annuitization, income payments received will be taxed as withdrawals. Please consult your tax adviser before making this election, as the taxation of partial annuitization is uncertain.

      Purchase. To purchase the MGIB rider, you must be age 79 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date. The MGIB rider must be purchased (i) on the contract date, or (ii) within thirty days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later. There is a ten year waiting period before you can annuitize under the MGIB rider. This could reduce the MGIB.

      The MGIB Date. If you purchased the MGIB rider on the contract date or added the MGIB rider within 30 days following the contract date, the MGIB Date is the contract anniversary on or after the tenth contract anniversary when you decide to exercise your right to annuitize under the MGIB rider. If you added the MGIB rider at any other time, your MGIB Date is the contract anniversary at least 10 years after the rider date when you decide to exercise your right to annuitize under the MGIB rider.

      No Change of Annuitant. Once you purchase the MGIB rider, the annuitant may not be changed except for the following exception. If an annuitant who is not a contract owner dies prior to annuitization, a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Base is unaffected and continues to accumulate.

      Notification. On or about 30 days prior to the MGIB Date, we will provide you with notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise it. We will determine the actual amount of the MGIB annuity benefit as of the MGIB Date.

The MGIB rider does not restrict or limit your right to annuitize the Contract at any time permitted under the Contract. The MGIB rider does not restrict your right to annuitize the Contract using contract values that may be higher than the MGIB annuity benefit.

The benefits associated with the MGIB rider are available only if you annuitize your Contract under the rider and in accordance with the provisions set forth above. Annuitizing using the MGIB may result in a more favorable stream of income payments, and different tax consequences, under your Contract. Because the MGIB rider is based on conservative actuarial factors, the level of lifetime income that it guarantees may be less than the level that might be provided by the application of your Contract value to the Contract's applicable annuity factors. You should consider all of your options at the time you begin the income phase of your Contract.


WF Opportunities - 133981

Minimum Guaranteed Withdrawal Benefit Rider (MGWB). The MGWB rider, marketed under the name, ING PrincipalGuard Withdrawal Benefit, is an optional benefit which guarantees that if your contract value is reduced to zero, you will receive periodic payments. The amount of the periodic payments is based on the amount in the MGWB Withdrawal Account.

The guarantee provides that, subject to the conditions described below, the amount you will receive in periodic payments is equal to your Eligible Payment Amount adjusted for any prior withdrawals. Your Eligible Payment Amount depends on when you purchase the MGWB rider and equals:

      1) if you purchased the MGWB rider on the contract date: your premium payments received during the first two contract years

      2) if you purchased the MGWB rider after the contract date: your contract value on the Rider Date, including any premiums received that day, and any subsequent premium payments received during the two-year period commencing on the Rider Date.

To maintain the guarantee, withdrawals in any contract year may not exceed 7% of your Eligible Payment Amount adjusted, as defined below. If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero.

The MGWB Withdrawal Account is equal to the Eligible Payment Amount adjusted for any withdrawals and transfers between Covered and Excluded Funds. The MGWB Withdrawal Account is tracked separately for Covered and Excluded Funds. The MGWB Withdrawal Account equals the sum of (a) the MGWB Withdrawal Account allocated to Covered Funds, and (b) the lesser of (i) the MGWB Withdrawal Account allocated to Excluded Funds and (ii) the contract value in Excluded Funds. Thus, investing in the Excluded Funds may limit the MGWB Withdrawal Account. No investment options are currently designated as Excluded Funds for the Minimum Guaranteed Withdrawal Benefit.

The Maximum Annual Withdrawal Amount (or "MAW") is equal to 7% of the Eligible Payment Amount. Withdrawals from Covered Funds of up to the MAW will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal. Any withdrawals from Covered Funds greater than the MAW will cause a reduction in the MGWB Withdrawal Account allocated to Covered Funds by the proportion that the excess withdrawal bears to the remaining contract value in Covered Funds after the withdrawal of the MAW. All withdrawals from Excluded Funds will reduce the value of the MGWB Withdrawal Account allocated to Excluded Funds on a pro-rata basis. If a single withdrawal involves both Covered and Excluded Funds and exceeds 7%, the withdrawal will be treated as taken first from Covered Funds.

Any withdrawals greater than the MAW will also cause a reduction in the Eligible Payment Amount by the proportion that the excess portion of the withdrawal bears to the contract value remaining after withdrawal of the MAW at the time of the withdrawal. Once your contract value is zero, any periodic payments paid under the MGWB rider also reduce the MGWB Withdrawal Account by the dollar amount of the payments. If a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

Net transfers from Covered Funds to Excluded Funds will reduce the MGWB Withdrawal Account allocated to Covered Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Excluded Funds equals the reduction in the MGWB Withdrawal Account for Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the MGWB Withdrawal Account allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Covered Funds will equal the lesser of the reduction in the MGWB Withdrawal Account for Excluded Funds and the net contract value transferred.

You should not make any withdrawals if you wish to retain the option to elect the Step-Up Benefit (see below).

The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits.

      Guaranteed Withdrawal Status. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See "Withdrawals." However, making any withdrawals in any year greater than the MAW will reduce the Eligible Payment Amount and payments under the MGWB rider by


WF Opportunities - 133981
the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider will remain in force and you may continue to make withdrawals each year so long as:

      1)    your contract value is greater than zero;

      2)    your MGWB Withdrawal Account is greater than zero;

      3)    you have not reached your latest allowable annuity start date;

      4)    you have not elected to annuitize your Contract; and

      5) you have not died (unless your spouse has elected to continue the Contract), changed the ownership of the Contract or surrendered the Contract.

The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

      Automatic Periodic Benefit Status. Under the MGWB rider, in the event your contract value is reduced to zero, your Contract is given Automatic Periodic Benefit Status, if:

      1)    your MGWB Withdrawal Account is greater than zero;

      2)    you have not reached your latest allowable annuity start date;

      3)    you have not elected to annuitize your Contract; and

      4) you have not died, changed the ownership of the Contract or surrendered the Contract.

Once your Contract is given Automatic Periodic Benefit Status, we will pay you the annual MGWB periodic payments, beginning on the next contract anniversary until the earliest of (i) your Contract's latest annuity start date, (ii) the death of the owner; or (iii) your MGWB Withdrawal Account is exhausted. These payments are equal to the lesser of the remaining MGWB Withdrawal Account or the MAW. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status, we will not accept any additional premium payments in your Contract, and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of (i) payment of all MGWB periodic payments, (ii) payment of the Commuted Value (defined below) or (iii) the owner's death.

On the Contract's latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then-remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury STRIPS as quoted by a national quoting service for period(s) applicable to the remaining payments. Once we pay you the last MGWB periodic payment or the Commuted Value, your Contract and the MGWB rider terminate.


      Reset Option. Beginning on the fifth contract anniversary following the Rider Date, if the contract value is greater than the MGWB Withdrawal Account, you may choose to reset the MGWB Rider. The effect will be to terminate the existing MGWB Rider and add a new MGWB Rider ("New Rider"). The MGWB Withdrawal Account under the New Rider will equal the contract value on the date the New Rider is effective. The charge for the MGWB under the New Rider and any right to reset again will be based on the terms of the New Rider when it is issued. We reserve the right to limit the reset election to contract anniversaries only. If you elect the Reset Option, the Step-Up Benefit is not available.


      Step-Up Benefit. If the Rider Date is the same as the Contract Date, beginning on the fifth contract anniversary following the Rider Date, if you have not made any previous withdrawals, you may elect to increase the MGWB Withdrawal Account, the adjusted Eligible Payment Amount and the MAW by a factor of 20%. This option is available whether or not the contract value is greater than the MGWB Withdrawal Account. If you elect the Step-Up Benefit:


      1) we reserve the right to increase the charge for the MGWB Rider up to a maximum annual charge of 1.00% of contract value;


      2) you must wait at least five years from the Step-Up date to elect the Reset Option.


WF Opportunities - 133981

The Step-Up Benefit may be elected only one time under the MGWB Rider. We reserve the right to limit the election of The Step-Up benefit to contract anniversary only. Please note that if you have a third party investment advisor who charges a separate advisory fee, and you have chosen to use withdrawals from your contract to pay this fee, these will be treated as any other withdrawals, and the Step-Up Benefit will not be available.

      Death of Owner.


            Before Automatic Periodic Benefit Status. The MGWB rider terminates on the first owner's date of death (death of annuitant, if there is a non-natural owner), but the death benefit is payable. However, if the beneficiary is the owner's spouse, the spouse elects to continue the Contract, and the contract value steps up to the minimum guaranteed death benefit, the MGWB Withdrawal Account and MAW are also reset. The MGWB charge will continue at the existing rate. Reset upon spousal continuation does not affect any then existing Reset Option.


            During Automatic Periodic Benefit Status. The death benefit payable during Automatic Periodic Benefit Status is your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments.

      Purchase. To purchase the MGWB rider, you must be age 80 or younger on the Rider Date. The MGWB rider must be purchased (i) on the contract date, or (ii) within 30 days after the contract date. If the rider is not yet available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

For a discussion of the charges we deduct under the MGWB rider, see "Charges and Fees -- Optional Rider Charges." Each payment you receive under the MGWB rider will be taxed as a withdrawal and may be subject to a penalty tax. See "Withdrawals" and "Federal Tax Considerations" for more information.

Other Contracts

We offer other variable annuity contracts that also invest in the same portfolios of the Trusts. These contracts have different charges that could affect their performance, and may offer different benefits more suitable to your needs. To obtain more information about these other contracts, contact our Customer Service Center or your registered representative.

--------------------------------------------------------------------------------
WITHDRAWALS
--------------------------------------------------------------------------------

Except under certain qualified contracts, you may withdraw all or part of your money any time during the accumulation phase and before the death of the contract owner. If you request a withdrawal for more than 90% of the cash surrender value, and the remaining cash surrender value after the withdrawal is less than $2,500, we will treat it as a request to surrender the Contract. If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you will incur a surrender charge. The Free Withdrawal Amount is the total of (i) your cumulative earnings (which is your contract value less premium payments received and prior withdrawals), and (ii) 10% of premium payments not previously withdrawn received within 8 years prior to the date of the withdrawal.

You need to submit to us a written request specifying the Fixed Interest Allocations or subaccounts from which to withdraw amounts, otherwise we will make the withdrawal on a pro-rata basis from all of the subaccounts in which you are invested. If there is not enough contract value in the subaccounts, we will deduct the balance of the withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request. We will apply a Market Value Adjustment to any withdrawal from your Fixed Interest Allocation taken more than 30 days before its maturity date. Definitive guidance on the proper federal tax treatment of the Market Value Adjustment has not been issued. You may want to discuss the potential tax consequences of a Market Value Adjustment with your tax adviser. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The contract value may be more or less than the premium payments made.

If the aggregate percentage cap on allocations to the Restricted Funds has been exceeded, any subsequent withdrawals must be taken so that the percentage of contract value in the Restricted Funds following the withdrawal would not be greater than the percentage of contract value in the Restricted Funds prior to the withdrawal. If a requested withdrawal would cause the percentage cap to be exceeded, the amount of the withdrawal in excess of the cap would be taken pro-rata from all variable subaccounts.


WF Opportunities - 133981

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the Wells Fargo VT Money Market subaccount) prior to processing the withdrawal. This transfer will not affect the withdrawal amount you receive.

Please be aware that the benefit we pay under certain optional benefit riders will be reduced by any withdrawals you take while the optional benefit rider is in effect. See "Optional Riders."

We offer the following three withdrawal options:

Regular Withdrawals

After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100. We will apply a Market Value Adjustment to any regular withdrawal you take from a Fixed Interest Allocation more than 30 days before its maturity date. See Appendix C and the Fixed Account II prospectus for more information on the application of Market Value Adjustment.

Systematic Withdrawals

You may choose to receive automatic systematic withdrawal payments (i) from the contract value in the subaccounts in which you are invested, or (ii) from the interest earned in your Fixed Interest Allocations. You may not elect the systematic withdrawal option if you are taking IRA withdrawals. Systematic withdrawals may be taken monthly, quarterly or annually. If you have contract value allocated to one or more Restricted Funds, and you elect to receive systematic withdrawals from the subaccounts in which you are invested, the systematic withdrawals must be taken pro-rata from all subaccounts in which contract value is invested. If you do not have contract value allocated to a Restricted Fund and choose systematic withdrawals on a non pro-rata basis, we will monitor the withdrawals annually. If you subsequently allocate contract value to one or more Restricted Funds, we will require you to take your systematic withdrawals on a pro-rata basis from all subaccounts in which contract value is invested.

You decide when you would like systematic payments to start as long as it is at least 28 days after your contract date. You also select the date on which the systematic withdrawals will be made, but this date cannot be later than the 28th day of the month. If you have elected to receive systematic withdrawals but have not chosen a date, we will make the withdrawals on the same calendar day of each month as your contract date. If your contract date is after the 28th day of the month, your systematic withdrawal will be made on the 28th day of each month.

Each systematic withdrawal amount must be a minimum of $100. The amount of your systematic withdrawal can either be (i) a fixed dollar amount or (ii) an amount based on a percentage of the premiums not previously withdrawn from the subaccounts in which you are invested. Both forms of systematic withdrawals are subject to the following maximum, which is calculated on each withdrawal date:

      --------------------------------------------------------
                                         Maximum Percentage
                                            of Premiums
      Frequency                       not Previously Withdrawn
      --------------------------------------------------------
      Monthly                                 0.833%
      Quarterly                               2.50%
      Annually                               10.00%
      --------------------------------------------------------

If your systematic withdrawal is a fixed dollar amount and the amount to be withdrawn would exceed the applicable maximum percentage of your premium payments not previously withdrawn on any withdrawal date, we will automatically reduce the amount withdrawn so that it equals such percentage. Thus, your fixed dollar systematic withdrawals will never exceed the maximum percentage. If you want fixed dollar systematic withdrawals to exceed the maximum percentage and are willing to incur associated surrender charges, consider the Fixed Dollar Systematic Withdrawal Feature discussed below which you may add to your regular fixed dollar systematic withdrawal program.

If your systematic withdrawal is based on a percentage of the premiums not previously withdrawn from the subaccounts in which you are invested, and the amount to be withdrawn based on that percentage would be less than $100, we will automatically increase the amount to $100 as long as it does not exceed the maximum percentage. If the systematic withdrawal would exceed the maximum percentage, we will send the amount, and then automatically cancel your systematic withdrawal option.


WF Opportunities - 133981

We limit systematic withdrawals from Fixed Interest Allocations to interest earnings during the prior month, quarter, or year, depending on the frequency you chose. Systematic withdrawals are not subject to a Market Value Adjustment, unless you have added the Fixed Dollar Systematic Withdrawal Feature discussed below and the payments exceed interest earnings. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. A Fixed Interest Allocation may not participate in both the systematic withdrawal option and the dollar cost averaging program at the same time.

You may change the amount or percentage of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. If you submit a subsequent premium payment after you have applied for systematic withdrawals, we will not adjust future withdrawals under the systematic withdrawal program unless you specifically request that we do so. The systematic withdrawal option may commence in a contract year where a regular withdrawal has been taken but you may not change the amount or percentage of your withdrawals in any contract year during which you have previously taken a regular withdrawal.

Subject to availability, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the beneficiary's lifetime ("stretch"). Stretch payments will be subject to the same limitations as systematic withdrawals, and non-qualified stretch payments will be reported on the same basis as other systematic withdrawals.

      Fixed Dollar Systematic Withdrawal Feature. You may add the Fixed Dollar Systematic Withdrawal Feature to your regular fixed dollar systematic withdrawal program. This feature allows you to receive a systematic withdrawal in a fixed dollar amount regardless of any surrender charges or Market Value Adjustments. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. You choose the amount of the fixed systematic withdrawals, which may total up to an annual maximum of 10% of your premium payments not previously withdrawn as determined on the day we receive your election of this feature. We will not recalculate the maximum limit when you make additional premium payments, unless you instruct us to do so. We will assess a surrender charge on the withdrawal date if the withdrawal exceeds the maximum limit as calculated on the withdrawal date. We will assess a Market Value Adjustment on the withdrawal date if the withdrawal from a Fixed Interest Allocation exceeds your interest earnings on the withdrawal date. We will apply the surrender charge and any Market Value Adjustment directly to your contract value (rather than to the withdrawal) so that the amount of each systematic withdrawal remains fixed.

Flat dollar systematic withdrawals which are intended to satisfy the requirements of Section 72(q) or 72(t) of the Code may exceed the maximum. Such withdrawals are subject to surrender charges and Market Value Adjustments when they exceed the applicable maximum percentage.

IRA Withdrawals

If you have a non-Roth IRA Contract and will be at least age 70 1/2 during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service ("IRS") rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. You may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date. If your contract date is after the 28th day of the month, your IRA withdrawal will be made on the 28th day of each month.

You may request us to calculate the amount you are required to withdraw from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have, see the SAI. Or, we will accept your written instructions regarding the calculated amount required to be withdrawn from your Contract each year. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.


WF Opportunities - 133981

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

An IRA withdrawal from a Fixed Interest Allocation in excess of the amount allowed under systematic withdrawals will be subject to a Market Value Adjustment and may be subject to surrender charge.

Consult your tax adviser regarding the tax consequences associated with taking withdrawals. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59 1/2 may result in a 10% penalty tax. See "Federal Tax Considerations" for more details.

--------------------------------------------------------------------------------
TRANSFERS AMONG YOUR INVESTMENTS
--------------------------------------------------------------------------------

Between the end of the free look period and the annuity start date, you may transfer your contract value among the subaccounts in which you are invested and your Fixed Interest Allocations. We currently do not charge you for transfers made during a contract year, but reserve the right to charge for each transfer after the twelfth transfer in a contract year. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgment or in accordance with applicable law. We will apply a Market Value Adjustment to transfers from a Fixed Interest Allocation taken more than 30 days before its maturity date, unless the transfer is made under the dollar cost averaging program. Keep in mind that transfers between Covered Funds, Special Funds and Excluded Funds and other investment portfolios may negatively impact your death benefit or rider benefits.

If you allocate contract value to an investment option that has been designated as a Restricted Fund, your ability to transfer contract value to the Restricted Fund may be limited. A transfer to the Restricted Funds will not be permitted to the extent that it would increase the contract value in the Restricted Fund to more than the applicable limits following the transfer. We do not limit transfers from Restricted Funds. If the result of multiple reallocations is to lower the percentage of total contract value in the Restricted Fund, the reallocation will be permitted even if the percentage of contract value in the Restricted Fund is greater than the limit.

Please be aware that the benefit we pay under an optional benefit rider may be affected by certain transfers you make while the rider is in effect. Transfers, including those involving Special Funds or Excluded Funds, may also affect your optional rider base. See "The Annuity Contract -- Optional Riders."

The minimum amount that you may transfer is $100 or, if less, your entire contract value held in a subaccount or a Fixed Interest Allocation. To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. We will determine transfer values at the end of the business day on which we receive the transfer request at our Customer Service Center. If we receive your transfer request after 4 p.m. eastern time or the close of regular trading of the New York Stock Exchange, we will make the transfer on the next business day.

Separate Account B and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We may require personal identifying information to process a request for transfer made over the telephone, over the internet or other approved electronic means.

Limits Imposed by Underlying Funds. Orders for the purchase of fund shares may be subject to acceptance or rejection by the underlying fund. We reserve the right to reject, without prior notice, any allocation of a premium payment to a subaccount if the subaccount's investment in its corresponding fund is not accepted by the fund for any reason.

Limits on Frequent or Disruptive Transfers. The Contract is not designed to serve as a vehicle for frequent trading. Frequent trading can disrupt management of a fund and raise its expenses through: 1) increased trading and transaction costs; 2) forced and unplanned portfolio turnover; 3) lost opportunity costs; and 4) large asset swings that decrease the fund's ability to provide maximum investment return to all contract owners. This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies and make frequent transfers should not purchase the Contract.


WF Opportunities - 133981

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract owners. Such restrictions could include: (1) not accepting transfer instructions from an agent acting on behalf of more than one contract owner; and
(2) not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract owner at a time.

We monitor transfer activity. With regard to frequent transfers, in the event that an individual's or organization's transfer activity:

      1.    exceeds our then-current monitoring standard for frequent trading;

      2. is identified as problematic by an underlying fund even if the activity does not exceed our monitoring standard for frequent trading; or

      3. if we determine in our sole discretion that such transfer activity may not be in the best interests of other contract owners,

we reserve the right to take any necessary action to deter such activity. Such actions may include, but are not limited to, the suspension of trading privileges via facsimile, telephone, email and internet, and the limiting of trading privileges to submission by regular U.S. mail. We will notify you in writing if we take any of these actions.

Our current definition of frequent trading is more than one purchase and sale of the same underlying fund within a 30-day period. We do not count transfers associated with scheduled dollar cost averaging or automatic rebalancing programs, transfers involving funds that affirmatively permit short-term trading in their fund shares, such as the ProFund portfolios, movement between such funds and the Liquid Assets Portfolio, and transfers involving certain de minimis amounts when determining whether trading activity is excessive. We reserve the right to modify our general standard, or the standard as it may apply to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners and fund investors and/or state or federal regulatory requirements.

In addition, if, due to the excessive dollar amounts of trades, even though not within our then current definition of frequent trading, an individual's or organization's transfer activity is determined, in our sole discretion, to be disruptive, we may take the same actions as are described above to limit frequent transfers.

The Company does not allow waivers to the above policy. Our excessive trading policy may not be completely successful in preventing market timing or excessive trading activity.

We currently require that orders received via facsimile to effect transactions in subaccounts that invest in ProFund portfolios be received at our Customer Service Center no later than 3 p.m. eastern time.

Dollar Cost Averaging

You may elect to participate in our dollar cost averaging program if you have at least $1,200 of contract value in (i) the Wells Fargo VT Money Market subaccount, or (ii) a Fixed Interest Allocation with either a 6-month or a 1-year guaranteed interest period. These subaccounts or Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccounts selected by you. We also may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively for use with the dollar cost averaging program. The DCA Fixed Interest Allocations require a minimum premium payment of $1,200 directed into a DCA Fixed Interest Allocation. A Fixed Interest Allocation or DCA Fixed Interest Allocation may not participate in the dollar cost averaging program and in systematic withdrawals at the same time.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.


WF Opportunities - 133981

Unless you have a DCA Fixed Interest Allocation, you elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. If your source account is the Wells Fargo VT Money Market subaccount or a 1-year Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 12. If your source account is a 6-month Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 6. You may change the transfer amount once each contract year. If you have a DCA Fixed Interest Allocation, there is no minimum or maximum transfer amount. We will transfer all your money allocated to that source account into the subaccount(s) in equal payments over the selected 6-month or 1-year period. The last payment will include earnings accrued over the course of the selected period. If you make an additional premium payment into a Fixed Interest Allocation subject to dollar cost averaging, the amount of your transfers under the dollar cost averaging program remains the same, unless you instruct us to increase the transfer amount.

Transfers from a Fixed Interest Allocation or a DCA Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment. However, if you terminate the dollar cost averaging program for a DCA Fixed Interest Allocation and there is money remaining in the DCA Fixed Interest Allocation, we will transfer the remaining money to the Wells Fargo VT Money Market subaccount . Such transfer will trigger a Market Value Adjustment if the transfer is made more than 30 days before the maturity date of the DCA Fixed Interest Allocation.

If you do not specify to which subaccounts you want to transfer the dollar amount of the source account, we will transfer the money to the subaccounts in which you are invested on a proportional basis. The transfer date is the same day each month as your contract date. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date.

You are permitted to transfer contract value to a Restricted Fund, subject to the limitations described above in this section and in "Appendix B -- The Investment Portfolios." Compliance with the individual and aggregate Restricted Fund limits will be reviewed when the dollar cost averaging program is established. Transfers under the dollar cost averaging program must be within those limits. We will not review again your dollar cost averaging election for compliance with the individual and aggregate limits for investment in the Restricted Funds except in the case of the transactions described below.

      o Amount added to source account: If you add amounts to the source account which would increase the amount to be transferred under the dollar cost averaging program, we will review the amounts to be transferred to ensure that the individual and aggregate limits are not being exceeded. If such limits would be exceeded, we will require that the dollar cost averaging transfer amounts be changed to ensure that the transfers are within the limits based on the then-current allocation of contract value to the Restricted Fund(s) and the then-current value of the amount designated to be transferred to that Restricted Fund(s).

      o Additional premium paid: Up to the individual Restricted Fund percentage limit may be allocated to a Restricted Fund. If you request more than the individual limit be allocated to a Restricted Fund, we will look at the aggregate limit, subtract the current allocation to Restricted Funds, and subtract the current value of amounts to be transferred under the dollar cost averaging program to Restricted Funds. The excess, if any, is the maximum that may be allocated pro-rata to the Restricted Funds.

      o Reallocation request is made while the dollar cost averaging program is active: If the reallocation would increase the amount allocated to Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to Restricted Funds and less the current value of any remaining amounts to be transferred under the dollar cost averaging program to the Restricted Funds.

We may offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program, stop offering DCA Fixed Interest Allocations or otherwise modify, suspend or terminate this program. Such change will not affect any dollar cost averaging programs in operation at the time.

Automatic Rebalancing

If you have at least $10,000 of contract value invested in the subaccounts of Separate Account B, you may elect to have your investments in the subaccounts automatically rebalanced. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period. Transfers made pursuant to automatic rebalancing do not count toward the 12-transfer limit on free transfers.


WF Opportunities - 133981

You are permitted to reallocate between Restricted and non-Restricted Funds, subject to the limitations described above, in this section and in Appendix B -- The Investment Portfolios. If the reallocation would increase the amount allocated to the Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to all Restricted Funds.

We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated to the Fixed Account. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro-rata.

To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro-rata basis. Additional premium payments and partial withdrawals made on a pro-rata basis will not cause the automatic rebalancing program to terminate.

--------------------------------------------------------------------------------
DEATH BENEFIT CHOICES
--------------------------------------------------------------------------------

Death Benefit During the Accumulation Phase

During the accumulation phase, a death benefit (and earnings multiplier benefit, if elected) is payable when either the contract owner or the first of joint owners or the annuitant (when a contract owner is not an individual) dies. Assuming you are the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. We calculate the death benefit value as of the close of the business day on which we receive written notice and due proof of death, as well as any required paperwork, at our Customer Service Center ("claim date"). If your beneficiary wants to receive the death benefit on a date later than this, it may affect the amount of the benefit payable in the future. The proceeds may be received in a single sum, applied to any of the annuity options, or, if available, paid over the beneficiary's lifetime. (See "Systematic Withdrawals" above). A beneficiary's right to elect an annuity option or receive a lump-sum payment may have been restricted by the contract owner. If so, such rights or options will not be available to the beneficiary.

If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. Unless you elect otherwise, the distribution will be made into an interest bearing account, backed by our general account, that is accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time without penalty. We will generally pay death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. For information on required distributions under federal income tax laws, you should see "Required Distributions upon Contract Owner's Death." Interest earned on this account may be less than interest paid on other settlement options.

The following describes the death benefit options for contract owners in the Yr-2004 category. For a description of the death benefits applicable under your Contract if you are in a different category, please see the applicable appendix. Please retain this prospectus and the appendix that is applicable to you so you will have it for future reference. If you are unsure of which category applies to you, please call our Customer Service Center.

You may choose one of the following Death Benefits: (i) the Standard Death Benefit, (ii) the Quarterly Ratchet Enhanced Death Benefit or (iii) the Max 7 Enhanced Death Benefit. The Quarterly Ratchet Enhanced Death Benefit and the Max 7 Enhanced Death Benefit are available only if the contract owner or the annuitant (if the contract owner is not an individual) is not more than 79 years old at the time of purchase. The Enhanced Death Benefits are available only at the time you purchase your Contract. The Enhanced Death Benefits are not available where a Contract is owned by joint owners. If you do not choose a death benefit, your death benefit will be the Standard Death Benefit.

Once you choose a death benefit, you cannot change it. We may stop or suspend offering any of the Enhanced Death Benefit options to new Contracts. A change in ownership of the Contract may affect the amount of the death benefit and the Enhanced Death Benefit. The MGWB rider may also affect the death benefit.

The death benefit may be subject to certain mandatory distribution rules required by federal tax law.


WF Opportunities - 133981

We use the Base Death Benefit to help determine the minimum death benefit payable under each of the death benefit options described below. You do not elect the Base Death Benefit. The Base Death Benefit is equal to the greater of:

      1)    the contract value; or

      2)    the cash surrender value.

The Standard Death Benefit equals the greater of:

      1)    the Base Death Benefit; and

      2) the Standard Minimum Guaranteed Death Benefit ("Standard MGDB") for amounts allocated to Covered Funds plus the contract value allocated to Excluded Funds.

The Standard MGDB allocated to Covered Funds equals premiums allocated to Covered Funds less pro-rata adjustments for any withdrawals and transfers.

The Standard MGDB allocated to Excluded Funds equals premiums allocated to Excluded Funds less pro-rata adjustments for any withdrawals and transfers. This calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Withdrawals reduce the Standard MGDB on a pro-rata basis. The percentage reduction in the Standard MGDB for each Fund category (i.e. Covered or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall Standard MGDB.

      o Net transfers from Covered Funds to Excluded Funds will reduce the Standard MGDB in the Covered Funds on a pro-rata basis. The increase in the Standard MGDB allocated to Excluded Funds will equal the decrease in the Standard MGDB in Covered Funds.

      o Net transfers from Excluded Funds to Covered Funds will reduce the Standard MGDB in Excluded Funds on a pro-rata basis. The increase in the Standard MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the decrease in the Standard MGDB in Excluded Funds.

Enhanced Death Benefit Options. Under the Enhanced Death Benefit options, if you die before the annuity start date, your beneficiary will receive the greater of the Standard Death Benefit or the Enhanced Death Benefit option elected. We may, with 30 days notice to you, designate any investment portfolio as a Special Fund or Excluded Fund on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. Selecting a Special Fund or Excluded Fund may limit or reduce the Enhanced Death Benefit.

For the period during which a portion of the contract value is allocated to a Special Fund or Excluded Fund, we may, at our discretion, reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during that period.

The Quarterly Ratchet Enhanced Death Benefit equals the greater of:

      1)    the Standard Death Benefit; and

      2) the Quarterly Ratchet Minimum Guaranteed Death Benefit ("Quarterly Ratchet MGDB") allocated to Covered Funds plus the contract value allocated to Excluded Funds.

No funds are currently designated as Excluded Funds for purposes of the Quarterly Ratchet MGDB.

The Quarterly Ratchet MGDB allocated to Covered Funds on the contract date equals the premium allocated to Covered Funds. On each quarterly anniversary (three months from the contract date and each three month anniversary of that date) that occurs on or prior to attainment of age 90, the Quarterly Ratchet MGDB in Covered Funds will be set to the greater of:


WF Opportunities - 133981

      1) the current contract value in Covered Funds (after deductions occurring as of that date); and

      2) the Quarterly Ratchet MGDB in Covered Funds from the prior quarterly anniversary (after deductions occurring on that date), adjusted for new premiums, and partial withdrawals attributable to Covered Funds, and transfers.

Other than on quarterly anniversaries, the Quarterly Ratchet MGDB in the Covered Funds is equal to the Quarterly Ratchet MGDB in the Covered Funds from the last quarterly anniversary, adjusted for new premiums, and partial withdrawals attributable to Covered Funds, and transfers.

The Quarterly Ratchet MGDB allocated to Excluded Funds on the contract date equals the premium allocated to Excluded Funds. The calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds. On each quarterly anniversary that occurs on or prior to attainment of age 90, the Quarterly Ratchet MGDB in Excluded Funds will be set to the greater of:

      1) the current contract value in Excluded Funds (after deductions occurring as of that date); or

      2) the Quarterly Ratchet MGDB in the Excluded Funds from the prior quarterly anniversary (after deductions occurring on that date), adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers.

Other than on quarterly anniversaries, the Quarterly Ratchet MGDB in the Excluded Funds is equal to the Quarterly Ratchet MGDB in the Excluded Funds from the last quarterly anniversary, adjusted for new premiums, and partial withdrawals attributable to Excluded Funds, and transfers.

Withdrawals reduce the Quarterly Ratchet MGDB on a pro-rata basis. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Net transfers from Covered Funds to Special or Excluded Funds will reduce the Quarterly Ratchet MGDB in Covered Funds on a pro-rata basis. The increase in the Quarterly Ratchet MGDB allocated to Special or Excluded Funds, as applicable, will equal the decrease in the Quarterly Ratchet MGDB in Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the Quarterly Ratchet MGDB in Excluded Funds on a pro-rata basis. The increase in the Quarterly Ratchet MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the reduction in the Quarterly Ratchet MGDB in Excluded Funds

The Max 7 Enhanced Death Benefit equals the greater of the Quarterly Ratchet Enhanced Death Benefit and the 7% Solution Death Benefit Element. Each element of the Max 7 Enhanced Death Benefit is determined independently of the other at all times.

Note: In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefits may not be available in all states.

The 7% Solution Death Benefit Element is the greater of:

      1)    the Standard Death Benefit; and

      2)    the lesser of:

            a) 3 times all premium payments, adjusted for withdrawals (the "cap"); and

            b) the sum of the 7% Solution Minimum Guaranteed Death Benefit Element ("7% MGDB") allocated to Covered Funds, the 7% MGDB allocated to Special Funds, and the contract value allocated to Excluded Funds.


For purposes of calculating the 7% Solution Death Benefit Element, the following investment options are designated as Special Funds: the Wells Fargo VT Money Market Fund, the ING VP Intermediate Bond Portfolio, the ING PIMCO Core Bond Portfolio, the Fixed Account, the Fixed Interest Division, and the TSA Special Fixed Account.


No investment options are currently designated as Excluded Funds.

The 7% MGDB allocated to Covered Funds equals premiums allocated to Covered Funds, adjusted for withdrawals and transfers, accumulated at 7% until age 80 or the 7% MGDB reaches the cap. There is no accumulation once the cap is


WF Opportunities - 133981
reached. Payment of additional premiums may cause the accumulation to resume, but there is no catch-up for any period where accumulation was suspended.

The 7% MGDB allocated to Special Funds equals premiums allocated to Special Funds, adjusted for withdrawals and transfers. There is no accumulation of Minimum Guaranteed Death Benefit allocated to Special Funds.

The 7% MGDB allocated to Excluded Funds is determined in the same way as the 7% MGDB for Covered Funds, but the calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Withdrawals reduce the 7% MGDB on a pro-rata basis. The percentage reduction in the 7% MGDB for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The percentage reduction in the cap equals the percentage reduction in total contract value resulting from the withdrawal. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall 7% MGDB, but do affect the amount of the 7% MGDB in a particular Fund category. Net transfers from among the Funds will reduce the 7% MGDB in the Funds on a pro-rata basis.

Earnings Multiplier Benefit Rider. The earnings multiplier benefit rider is an optional rider that provides a separate death benefit in addition to the death benefit provided under the death benefit options described above. The rider is subject to state availability and is available only for issue ages 75 or under. You may add it at issue of the Contract or, if not yet available in your state, on the next contract anniversary following introduction of the rider in your state. The date on which the rider is added is referred to as the "rider effective date."

If the rider is added at issue, the rider provides a benefit equal to a percentage of the gain under the Contract, up to a gain equal to 150% of premiums adjusted for withdrawals ("Maximum Base"). Currently, if added at issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: i) the Maximum Base; and ii) the contract value on the claim date minus premiums adjusted for withdrawals. If added after issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: i) 150% of the contract value on the rider effective date, plus subsequent premiums adjusted for subsequent withdrawals; and ii) the contract value on the claim date minus the contract value on the rider effective date, minus subsequent premiums adjusted for subsequent withdrawals. The adjustment to the benefit for withdrawals is pro-rata, meaning that the benefit will be reduced by the proportion that the withdrawal bears to the contract value at the time of the withdrawal.

There is an extra charge for the earnings multiplier benefit rider and once selected, it may not be revoked. The rider does not provide a benefit if there is no gain under the Contract. As such, the Company would continue to assess a charge for the rider, even though no benefit would be payable at death under the rider if there are no gains under the Contract. Please see "Charges and Fees -- Earnings Multiplier Benefit Charge" for a description of the charge.

The rider is available for both non-qualified and qualified contracts. Please see the discussions of possible tax consequences in "Federal Tax
Considerations," "Individual Retirement Annuities," "Taxation of Qualified Contracts," and "Tax Consequences of Enhanced Death Benefit," in this prospectus.

Death Benefit During the Income Phase

If any contract owner or the annuitant dies after the annuity start date, we will pay the beneficiary any certain benefit remaining under the annuity in effect at the time.

Continuation After Death -- Spouse

If at the contract owner's death, the surviving spouse of the deceased contract owner is the beneficiary and such surviving spouse elects to continue the contract as his or her own, the following will apply:

If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value on that date is greater than zero, we will add such difference to the contract value. We will allocate such addition to the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the addition to the Wells Fargo VT Money Market subaccount, or its successor. Such addition to contract value will not affect the guaranteed death benefit or any living benefit rider values. Any addition to contract value is available only to the spouse of the owner as of the date of death of the owner if such spouse under the provisions of the contract elects to continue the contract as his or her own.


WF Opportunities - 133981

The death benefits under each of the available options will continue, based on the surviving spouse's age on the date that ownership changes.

At subsequent surrender, we will waive any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner. Any premiums paid later will be subject to any applicable surrender charge.

If you elected the earnings multiplier benefit rider, and the benefit would otherwise be payable, we will add the benefit to the contract value and allocate the benefit among the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the benefit to the Wells Fargo VT Money Market subaccount, or its successor.

The earnings multiplier benefit rider will continue, if the surviving spouse is eligible based on his or her attained age. If the surviving spouse is older than the maximum rider issue age, the rider will terminate. The Maximum Base and the percentages will be reset based on the adjusted contract value. The calculation of the benefit going forward will be: (i) based on the attained age of the spouse at the time of the ownership change using current values as of that date;
(ii) computed as if the rider were added to the Contract after issue and after the increase; and (iii) based on the Maximum Base and percentages in effect on the original rider date. However, we may permit the surviving spouse to elect to use the then-current Maximum Base and percentages in the benefit calculation.

Continuation After Death -- Not a Spouse

If the beneficiary or surviving joint owner is not the spouse of the owner, the contract may continue in force subject to the required distribution rules of the Code. See next section, "Required Distributions Upon Contract Owner's Death."

If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value also on that date, is greater than zero, we will add such difference to the contract value. Such addition will be allocated to the variable subaccounts in proportion to the contract value in the subaccounts, unless we are directed otherwise. If there is no contract value in any subaccount, the addition will be allocated to the Wells Fargo VT Money Market subaccount, or its successor.

The death benefit will then terminate. At subsequent surrender, any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner will be waived. No additional premium payments may be made.

If you elected the earnings multiplier benefit rider, and the benefit would otherwise be payable, we will add the benefit to the contract value and allocate the benefit among the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the benefit to the Wells Fargo VT Money Market subaccount, or its successor. The earnings multiplier benefit rider then terminates, whether or not a benefit was payable under the terms of the rider.

Required Distributions Upon Contract Owner's Death

We will not allow any payment of benefits provided under a non-qualified Contract which does not satisfy the requirements of Section 72(s) of the Code.

If any contract owner of a non-qualified contract dies before the annuity start date, we will distribute the death benefit payable to the beneficiary as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner's date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner's date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner's date of death.

Notwithstanding (a) and (b) above, if the sole contract owner's beneficiary is the deceased owner's surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner's death. Upon receipt of such election from the spouse at our Customer Service Center: (i) all rights of the spouse as contract owner's beneficiary under the Contract in effect prior to such election will cease; (ii) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (iii) all rights and privileges granted by the Contract or allowed by us will belong to the spouse as contract owner of the Contract. We deem the spouse to have made this election if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner's beneficiary is not a spouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner's death.


WF Opportunities - 133981

Subject to availability, and our then current rules, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the life expectancy of the beneficiary ("stretch"). "Stretch" payments will be subject to the same limitations as systematic withdrawals, and non-qualified "stretch" payments will be reported on the same basis as other systematic withdrawals.

If we do not receive an election from an owner's beneficiary who is not a spouse within the 1-year period after the contract owner's date of death, then we will pay the death benefit to the owner's beneficiary in a cash payment within five years from the date of death. We will determine the death benefit as of the date we receive proof of death. Such cash payment will be in full settlement of all our liability under the Contract.

If a contract owner dies after the annuity start date, all of the contract owner's rights granted under the Contract or allowed by us will pass to the contract owner's beneficiary.

If a contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner, and the surviving joint owner will become the beneficiary of the Contract. If any contract owner is not an individual, the death of an annuitant shall be treated as the death of a contract owner.

Effect of MGWB on Death Benefit

If you die before Automatic Periodic Benefit Status under the MGWB rider, the death benefit is payable, but the rider terminates. However, if the beneficiary is the owner's spouse, and the spouse elects to continue the Contract, the death benefit is not payable until the spouse's death. Please see "Minimum Guaranteed Withdrawal Benefit Rider-Death of Owner" for a description of the impact of the owner's death on the MGWB Rider.

If you die during Automatic Periodic Benefit Status, the death benefit payable is your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments. Please see "Minimum Guaranteed Withdrawal Benefit Rider".

--------------------------------------------------------------------------------
THE ANNUITY OPTIONS
--------------------------------------------------------------------------------

Annuitization of Your Contract

If the annuitant and contract owner are living on the annuity start date, we will begin making payments to the contract owner under an income plan. We will make these payments under the annuity option you chose. You may change an annuity option by making a written request to us at least 30 days before the annuity start date. The amount of the payments will be determined by applying your contract value, adjusted for any applicable Market Value Adjustment, on the annuity start date in accordance with the annuity option you chose. The MGIB annuity benefit may be available if you have purchased the MGIB rider, provided the waiting period and other specified conditions have been met.

You may also elect an annuity option on surrender of the Contract for its cash surrender value or you may choose one or more annuity options for the payment of death benefit proceeds while it is in effect and before the annuity start date. If, at the time of the contract owner's death or the annuitant's death (if the contract owner is not an individual), no option has been chosen for paying death benefit proceeds, the beneficiary may choose an annuity option within 60 days. In all events, payments of death benefit proceeds must comply with the distribution requirements of applicable federal tax law.

The minimum monthly annuity income payment that we will make is $20. We may require that a single sum payment be made if the contract value is less than $2,000 or if the calculated monthly annuity income payment is less than $20.

For each annuity option we will issue a separate written agreement putting the annuity option into effect. Before we pay any annuity benefits, we require the return of your Contract. If your Contract has been lost, we will require that you complete and return the applicable lost Contract form. Various factors will affect the level of annuity benefits, such as the annuity option chosen, the applicable payment rate used and the investment performance of the portfolios and interest credited to the Fixed Interest Allocations.

Our current annuity options provide only for fixed payments. Fixed annuity payments are regular payments, the amount of which is fixed and guaranteed by us. Some fixed annuity options provide fixed payments either for a specified period of time or for the life of the annuitant. The amount of life income payments will depend on the form and duration of payments you chose, the age of the annuitant or beneficiary (and gender, where appropriate under applicable law), the total contract value applied to periodic income payments, and the applicable payment rate.


WF Opportunities - 133981

Our approval is needed for any option where:

      1) The person named to receive payment is other than the contract owner or beneficiary;

      2)    The person named is not a natural person, such as a corporation; or

      3) Any income payment would be less than the minimum annuity income payment allowed.

Selecting the Annuity Start Date

You select the annuity start date, which is the date on which the annuity payments commence. The annuity start date must be at least 5 years from the contract date but before the month immediately following the annuitant's 90th birthday, or 10 years from the contract date, if later. If, on the annuity start date, a surrender charge remains, the elected annuity option must include a period certain of at least 5 years.

If you do not select an annuity start date, it will automatically begin in the month following the annuitant's 90th birthday, or 10 years from the contract date, if later.

If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. For more information, see "Federal Tax Considerations" and the SAI. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you reach age 70 1/2 or, in some cases, retire. Distributions may be made through annuitization or withdrawals. You should consult a tax adviser for tax advice before investing.

Frequency of Annuity Payments

You choose the frequency of the annuity payments. They may be monthly, quarterly, semi-annually or annually. If we do not receive written notice from you, we will make the payments monthly. There may be certain restrictions on minimum payments that we will allow.

Beneficiary Rights

A beneficiary's right to elect an annuity option or receive a lump sum may have been restricted by the contract owner. If so, such options will not be available to the beneficiary.

The Annuity Options

We offer the 4 annuity options shown below. Payments under Options 1, 2 and 3 are fixed. Payments under Option 4 may be fixed or variable, although only fixed payments are currently available. For a fixed annuity option, the contract value in the subaccounts is transferred to the Company's general account.

      Option 1. Income for a Fixed Period. Under this option, we make monthly payments in equal installments for a fixed number of years based on the contract value on the annuity start date. We guarantee that each monthly payment will be at least the amount stated in your Contract. If you prefer, you may request that payments be made in annual, semi-annual or quarterly installments. We will provide you with illustrations if you ask for them. If the cash surrender value or contract value is applied under this option, a 10% penalty tax may apply to the taxable portion of each income payment until the contract owner reaches age 59 1/2.

      Option 2. Income for Life with a Period Certain. Under this option, we make payments for the life of the annuitant in equal monthly installments and guarantee the income for at least a period certain, such as 10 or 20 years. Other periods certain may be available to you on request. You may choose a refund period instead. Under this arrangement, income is guaranteed until payments equal the amount of your Contract. If the person named lives beyond the guaranteed period, we will continue payments until his or her death. We guarantee that each payment will be at least the amount specified in the Contract corresponding to the person's age on his or her last birthday before the annuity start date. Amounts for ages not shown in the Contract are available if you ask for them. If you do not choose an annuity option, we will select this option with a 10-year period certain for you.

      Option 3. Joint Life Income. This option is available when there are 2 persons named to determine annuity payments. At least one of the persons named must be either the contract owner or beneficiary of the Contract. We guarantee monthly payments will be made as long as at least one of the named persons is living. There is no minimum number of payments. Monthly payment amounts are available if you ask for them.


WF Opportunities - 133981

      Option 4. Annuity Plan. Under this option, your contract value can be applied to any other annuitization plan that we choose to offer on the annuity start date. Annuity payments under Option 4 may be fixed or variable. If variable and subject to the 1940 Act, it will comply with the requirements of such Act.

Payment When Named Person Dies

When the person named to receive payment dies, we will pay any amounts still due as provided in the annuity agreement between you and ING USA. The amounts we will pay are determined as follows:

      1) For Option 1, or any remaining guaranteed payments under Option 2, we will continue payments. Under Options 1 and 2, the discounted values of the remaining guaranteed payments may be paid in a single sum. This means we deduct the amount of the interest each remaining guaranteed payment would have earned had it not been paid out early. We will base the discount interest rate on the interest rate used to calculate the payments for Options 1 and 2.

      2) For Option 3, no amounts are payable after both named persons have died.

      3) For Option 4, the annuity option agreement will state the amount we will pay, if any.

--------------------------------------------------------------------------------
OTHER CONTRACT PROVISIONS
--------------------------------------------------------------------------------

Reports to Contract Owners

We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report. You have 30 days to notify our Customer Service Center of any errors or discrepancies contained in the report and in any confirmation notice. We will also send you copies of any shareholder reports of the investment portfolios in which Separate Account B invests, as well as any other reports, notices or documents we are required by law to furnish to you.

Suspension of Payments

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (i) when the New York Stock Exchange is closed; (ii) when trading on the New York Stock Exchange is restricted; (iii) when an emergency exists as determined by the SEC so that the sale of securities held in Separate Account B may not reasonably occur or so that the Company may not reasonably determine the value of Separate Account B's net assets; or (iv) during any other period when the SEC so permits for the protection of security holders. We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

In Case of Errors in Your Application

If an age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought had the age or gender not been misstated.

Assigning the Contract as Collateral

You may assign a non-qualified Contract as collateral security for a loan but you should understand that your rights and any beneficiary's rights may be subject to the terms of the assignment. An assignment likely has federal tax consequences. You should consult a tax adviser for tax advice. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

Contract Changes -- Applicable Tax Law

We have the right to make changes in the Contract to continue to qualify the Contract as an annuity under applicable federal tax law. We will give you advance notice of such changes.


WF Opportunities - 133981

Free Look


You may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value (which may be more or less than the premium payments you paid) or, if required by your state, the original amount of your premium payment. For purposes of the refund during the free look period,
(i) we adjust your contract value for any market value adjustment (if you have invested in the Fixed Account), and (ii) then we include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios and the potential positive or negative effect of the market value adjustment, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. In these states, your premiums designated for investment in the subaccounts may be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the Wells Fargo VT Money Market subaccount). We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states as well as premiums designated for a Fixed Interest Allocation be allocated to the specially designated subaccount during the free look period. Your Contract is void as of the day we receive your Contract and cancellation request in good order. We determine your contract value at the close of business on the day we void your Contract. If you keep your Contract after the free look period and the investment is allocated to a subaccount specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount, and/or in the Fixed Interest Allocation chosen by you.


Special Arrangements

We may reduce or waive any Contract, rider, or benefit fees or charges for certain group or sponsored arrangements, under special programs, and for certain employees, agents, and related persons of our parent corporation and its affiliates. We reduce or waive these items based on expected economies, and the variations are based on differences in costs or services.

Selling the Contract


Our affiliate Directed Services, Inc. ("DSI"), 1475 Dunwoody Drive, West Chester, PA 19380 is the principal underwriter and distributor of the Contract as well as for other ING USA contracts. DSI, a New York corporation, is registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc. ("NASD").


DSI does not retain any commissions or compensation paid to it by ING USA for Contract sales. DSI enters into selling agreements with affiliated and unaffiliated broker/dealers to sell the Contracts through their registered representatives who are licensed to sell securities and variable insurance products ("selling firms"). Selling firms are also registered with the SEC and are NASD member firms.

DSI pays selling firms compensation for the promotion and sale of the Contracts. Registered representatives of the selling firms who solicit sales of the Contracts typically receive a portion of the compensation paid by DSI to the selling firm in the form of commissions or other compensation, depending on the agreement between the selling firm and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the Separate Account. We intend to recoup this compensation and other sales expenses paid to selling firms through fees and charges imposed under the Contracts.

DSI pays selling firms for Contract sales according to one or more schedules. This compensation is generally based on a percentage of premium payments. DSI has entered into a selling agreement with Wells Fargo Securities, Inc. ("Wells Fargo") to sell the Contracts through registered representatives of Wells Fargo and its affiliated broker dealers. Wells Fargo may receive commissions of up to 9.0% of premium payments. In addition, selling firms may receive ongoing annual compensation of up to 1.25% of all, or a portion, of values of Contracts sold through the firm. Individual representatives may receive all or a portion of compensation paid to their selling firm, depending on the firm's practices. Commissions and annual compensation, when combined, could exceed 9.0% of total premium payments. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, DSI may pay or allow other promotional incentives or payments in the form of cash or other compensation to selling firms.

DSI may also pay selling firms additional compensation or reimbursement for their efforts in selling Contracts to you and other customers, including for, among other things, training of sales personnel, marketing or other sales-related services they provide to us or our affiliates. This compensation or reimbursement is not reflected in the fees and expenses listed


WF Opportunities - 133981
in the fee table section of this prospectus. In addition, DSI may enter into special compensation arrangements with certain selling firms based on those firms' aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all selling firms, and the terms of such arrangements may differ among selling firms based on various factors. Any such compensation payable to a selling firm will not result in any additional direct charge to you by us.

Affiliated selling firms may include Baring Investment Services, Inc., Compulife Investor Services, Inc., Financial Network Investment Corporation, Granite Investment Services, Inc., Guaranty Brokerage Services, Inc., ING America Equities, Inc., ING Barings Corp., ING Direct Funds Limited, ING DIRECT Securities, Inc., ING Financial Advisers LLC, ING Financial Partners, Inc., ING Funds Distributor, LLC, ING Furman Selz Financial Services LLC, ING TT&S (U.S.) Securities, Inc., Multi-Financial Securities Corporation, PrimeVest Financial Services, Inc. and Systematized Benefits Administrators, Inc.

DSI may also compensate wholesalers/distributors, and their sales management personnel, for Contract sales within the wholesale/distribution channel. This compensation may be based on a percentage of premium payments and/or a percentage of Contract values.

We do not pay any additional compensation on the sale or exercise of any of the Contract's optional benefit riders offered in this prospectus.

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

Voting Rights

We will vote the shares of a Trust owned by Separate Account B according to your instructions. However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract's contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust shareholder meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all contracts in that subaccount. We will also vote shares we hold in Separate Account B which are not attributable to contract owners in the same proportion.

State Regulation

We are regulated by the Insurance Department of the State of Iowa. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

Legal Proceedings

We are not aware of any pending legal proceedings which involve Separate Account B as a party.

We are, or may be in the future, a defendant in various legal proceedings in connection with the normal conduct of our insurance operations. Some of these cases may seek class action status and may include a demand for punitive damages as well as for compensatory damages. In the opinion of management, the ultimate resolution of any existing legal proceeding is not likely to have a material adverse effect on our ability to meet our obligations under the contract.

Directed Services, Inc., the principal underwriter and distributor of the contract, is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contract.

Industry Developments - Trading

As with many financial services companies, the Company and affiliates of the Company have received requests for information from various governmental and self-regulatory agencies in connection with investigations related to trading


WF Opportunities - 133981
in investment company shares. In each case, full cooperation and responses are being provided. The Company is also reviewing its policies and procedures in this area.

Experts

The audited consolidated financial statements and schedules of the Company as of December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003, along with the statement of assets and liabilities of Separate Account B as of December 31, 2003 and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, appearing in the SAI and Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing in the SAI and in the Registration Statement, and are included in reliance on such reports given on the authority of such firm as experts in accounting and auditing.


--------------------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

Introduction

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

      o Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;

      o Tax laws change. It is possible that a change in the future could affect contracts issued in the past;

      o This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes, foreign taxes or any other tax provisions; and

      o We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information, contact the Internal Revenue Service (IRS).

Types of Contracts: Non-Qualified or Qualified

The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Non-qualified contracts are purchased with after tax contributions and are not related to retirement plans that receive special income tax treatment under the Code.

Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(a), 403(b), 408, 408A or 457 of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on your tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan in order to continue receiving favorable tax treatment. Some retirement plans are subject to additional distribution and other requirements that are not incorporated into our Contract. Because the Plan is not part of the Contract, we are not bound by any Plan's terms or conditions. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.


WF Opportunities - 133981

Taxation of Non-Qualified Contracts

      Taxation Prior to Distribution

      We believe that if you are a natural person you will generally not be taxed on increases in the value of a non-qualified Contract until a distribution occurs or until annuity payments begin. This assumes that the Contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. In order to receive deferral of taxation, the following requirements must be satisfied:

            Diversification. Internal Revenue Code Section 817(h) requires investments of a variable account be adequately diversified in order for a contract to be treated as annuity contract for federal income tax purposes. The Treasury has issued regulations which set the standards for measuring the adequacy of any diversification. To be adequately diversified, each variable investment option must meet certain tests. Each sub-account's corresponding fund has represented that it will meet the diversification standards that apply to your policy. It is intended that Separate Account B, through the subaccounts, will satisfy these diversification requirements.

            Investor Control. Although earnings under non-qualified contracts are generally not taxed until withdrawn, the Internal Revenue Service (IRS) has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner's gross income. The Treasury announced that it will issue guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account. It is possible that the Treasury's position, when announced, may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.

            Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. See "Death Benefit Choices" for additional information on required distributions from non-qualified contracts.

            Non-Natural Persons. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser.

            Delayed Annuity Starting Date. If the Contract's annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

      Taxation of Distributions

            General. When a withdrawal from a non-qualified Contract occurs (including amounts paid to you under the MGWB rider), the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the contract at that time. Investment in the contract is generally equal to the amount of all contributions to the contract, less the aggregate amount of non-taxable distributions previously made. The contract value that applies for this purpose is unclear in some respects. For example, the living benefits provided under the Contract, i.e., the MGWB and MGIB, as well as the market value adjustment could increase the contract value that applies. Thus, the income on the Contracts could be higher than the amount of income that would be determined without regard to such benefits. As a result, you could have higher amounts of income than will be reported to you.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's investment in the contract.


WF Opportunities - 133981

            10% Penalty Tax. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

      o     made on or after the taxpayer reaches age 59 1/2;

      o     made on or after the death of a contract owner;

      o     attributable to the taxpayer's becoming disabled; or

      o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

            Tax-Free Exchanges. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the "investment in the contract" in the old contract will carry over to the new contract. You should consult with your tax advisor regarding procedures for making Section 1035 exchanges.

If your Contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

      o First, from any remaining "investment in the contract" made prior to August 14, 1982 and exchanged into the Contract;

      o Next, from any "income on the contract" attributable to the investment made prior to August 14, 1982;

      o     Then, from any remaining "income on the contract"; and

      o     Lastly, from any remaining "investment in the contract".

The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. However, the IRS has reserved the right to treat transactions it considers abusive as ineligible for favorable partial 1035 tax-free exchange treatment. The IRS has not provided any additional guidance on what it considers abusive. It is not certain whether the IRS would treat an immediate withdrawal or annuitization after a partial exchange as abusive. In addition, it is unclear how the IRS will treat a partial exchange from a life insurance, endowment, or annuity contract directly into an immediate annuity. Currently, we will accept a partial 1035 exchange from a non-qualified annuity into a deferred annuity or an immediate annuity as a tax-free transaction unless we believe that we would be expected to treat the transaction as abusive. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. We strongly advise you to discuss any proposed 1035 exchange with your tax advisor prior to proceeding with the transaction.

            Taxation of Annuity Payments. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitizations, such as those associated with the MGIB benefit, as withdrawals rather than as annuity payments. Please consult your tax adviser before electing a partial annuitization.

            Death Benefits. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of recipient as follows: (i) if distributed in a lump sum,


WF Opportunities - 133981
they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract value and receive payments. The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

            Assignments and Other Transfers. A transfer, pledge or assignment of ownership of a Contract, or the designation of an annuitant or payee other than an owner, may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, pledge, assignment, or designation or exchange, should consult a tax adviser as to the tax consequences.

            Immediate Annuities. Under section 72 of the Tax Code, an immediate annuity means an annuity (1) which is purchased with a single premium, (2) with annuity payments starting within one year from the date of purchase, and (3) which provides a series of substantially equal periodic payments made annually or more frequently. Treatment as an immediate annuity will have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-natural persons, and for certain policy exchanges.

            Multiple Contracts. The tax law requires that all non-qualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year are treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

            Withholding. We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

Taxation of Qualified Contracts

      General

      The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

You will not generally pay taxes on earnings from the annuity contract described in this prospectus until they are withdrawn. When an annuity contract is used to fund one of these tax qualified retirement arrangements, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. Tax-qualified retirement arrangements under Tax Code sections 401(a), 401(k), 403(a), 403(b) or governmental 457 plans also generally defer payment of taxes on earnings until they are withdrawn (or in the case of a non-governmental 457 plan, paid or made available to you or a designated beneficiary). However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your local representative.

      Distributions - General

      For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the plan participant for whose benefit the contract is purchased (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If


WF Opportunities - 133981
the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the plan participant reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than by April 1 of the calendar year following the calendar year in which the individual contract owner reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death. Please note that required minimum distributions under qualified Contracts may be subject to surrender charge and/or market value adjustment, in accordance with the terms of the Contract. This could affect the amount that must be taken from the Contract in order to satisfy required minimum distributions.

      Direct Rollovers

      If the Contract is used in connection with a pension, profit-sharing, or annuity plan qualified under sections 401(a) or 403(a) of the Code, or is a tax-sheltered annuity under section 403(b) of the Code, or is used with an eligible deferred compensation plan that has a government sponsor and that is qualified under section 457(b), any "eligible rollover distribution" from the Contract will be subject to direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under section 401(a) of the Code, qualified annuity plan under section 403(a) of the Code, section 403(b) annuity or custodial account, or an eligible section 457(b) deferred compensation plan that has a government sponsor, excluding certain amounts (such as minimum distributions required under section 401(a)(9) of the Code, distributions which are part of a "series of substantially equal periodic payments" made for life or a specified period of 10 years or more, or hardship distributions as defined in the tax law).

Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, you will receive a notice (from the plan administrator or us) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

      Corporate and Self-Employed Pension and Profit Sharing Plans

      Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

      Individual Retirement Annuities - General

      Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. Also, amounts in another IRA or individual retirement account can be rolled over or transferred tax-free to an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans for Employees (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. If you make a tax-free rollover of a distribution from any of these IRAs, you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

      Individual Retirement Annuities - Distributions

      All distributions from a traditional IRA are taxed as received unless either one of the following is true:

      o The distribution is rolled over to a plan eligible to receive rollovers or to another traditional IRA or certain qualified plans in accordance with the Tax Code; or


WF Opportunities - 133981

      o You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. The requirements do not apply to Roth IRA contracts while the owner is living. These rules may dictate one or more of the following:

      o     Start date for distributions;

      o The time period in which all amounts in your account(s) must be distributed; or

      o     Distribution amounts.

Generally, you must begin receiving distributions from a traditional IRA by April 1 of the calendar year following the calendar year in which you attain age 70 1/2. We must pay out distributions from the contract over one of the following time periods:

      o Over your life or the joint lives of you and your designated beneficiary; or

      o Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

The amount of each periodic distribution must be calculated in accordance with IRS regulations. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

The following applies to the distribution of death proceeds under 408(b) and 408A (Roth IRA - See below) plans. Different distribution requirements apply after your death.

If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Code section 401(a)(9) provides specific rules for calculating the required minimum distributions at your death. The death benefit under the contract and also certain other contract benefits, such as living benefits, may affect the amount of the required minimum distribution that must be taken.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2004, your entire balance must be distributed to the designated beneficiary by December 31, 2009. However, if the distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time frames:

      o     Over the life of the designated beneficiary; or

      o Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

      o December 31 of the calendar year following the calendar year of your death; or

      o December 31 of the calendar year in which you would have attained age 70 1/2.

      Roth IRAs - General

      Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to limits on the amount of the contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or SIMPLE IRA, to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA from which the rollover was made


WF Opportunities - 133981
within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

      Roth IRAs - Distributions

      A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

      o Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and

      o Made after you attain age 59 1/2, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. Under special ordering rules, a partial distribution will first be treated generally as a return of contributions which is not taxable and then as taxable accumulated earnings.

      Tax Sheltered Annuities - General

      Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (Social Security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Distributions allocable to salary reduction contributions, but not earnings on such contributions, may also be distributed upon hardship. Certain penalties may apply.

      Tax Sheltered Annuities - Loans

      Loans may be available if you purchased your contract in connection with a non-ERISA plan qualified under Section 403(b) of the Code ("TSA"). We do not currently permit loans under Section 403(b) Contracts that are subject to ERISA. If your contract was issued in connection with a TSA and the terms of your plan permit, you may take a loan from us, using your surrender value as collateral for the loan. Loans are subject to the terms of the Contract, your 403(b) plan, the Code and other federal and state regulations. The amount and number of loans outstanding at any one time under your TSA are limited, whether under our contracts or those of other carriers. We may modify the terms of a loan to comply with changes in applicable law. Various mandatory repayment requirements apply to loans, and failure to repay generally would result in income to you and the potential application of tax penalties. We urge you to consult with a qualified tax advisor prior to effecting a loan transaction under your Contract. We may apply additional restrictions or limitations on loans, and you must make loan requests in accordance with our administrative practices and loan request procedures in effect at the time you submit your request. Read the terms of the loan agreement before submitting any request.

Any outstanding loan balance impacts the following:

      o Withdrawals and Charges: We determine amounts available for maximum withdrawal amounts, free partial withdrawals, systematic withdrawals and waiver of administrative charges by reducing the otherwise applicable amounts by the amount of any outstanding loan balance.

      o Death Benefits, Annuitization and Surrenders: We deduct the outstanding loan balance from any amounts otherwise payable and in determining the amount available for annuitization.

      o     Riders:

            - Minimum Guaranteed Income Benefit ("MGIB") Rider. If you exercise the MGIB rider, we reduce the MGIB Base by an amount equal to the ratio of the outstanding loan balance to the contract value multiplied by the MGIB Base.

            - Minimum Guaranteed Withdrawal Benefit ("MGWB") Rider. The portion of the contract value used to pay off the outstanding loan balance will reduce the MGWB Withdrawal Account. We do not recommend the MGWB rider if loans are contemplated.


WF Opportunities - 133981

      Tax Sheltered Annuities - Distributions

      All distributions from Section 403(b) plans are taxed as received unless either of the following is true:

      o The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account
            (IRA) in accordance with the Tax Code; or

      o You made after-tax contributions to the plan. In this case, the amount will be taxed according to rules detailed in the Tax Code.

Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later, unless you had amounts under the contract as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. The death benefit under the contract and also certain other contract benefits, such as the living benefits, may affect the amount of the required minimum distribution that must be taken. If you take any distributions in excess of the required minimum amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.

Tax Consequences of Enhanced Death Benefit

The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to participants. Also, as stated above, the presence of the death benefit, as well as certain other contract benefits, could affect the amount of required minimum distributions.

Other Tax Consequences

As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

Possible Changes in Taxation

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

Federal Income Tax Withholding

We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax, as explained above. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments (including withdrawals prior to the annuity starting date) and conversions of, and rollovers from, non-Roth IRAs to Roth IRAs. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.


WF Opportunities - 133981

Assignments

Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than: a plan participant as a means to provide benefit payments; an alternate payee under a qualified domestic relations order in accordance with code section 414(p); or to the Company as collateral for a loan.

Taxation of Company

We are taxed as a life insurance company under the Tax Code. The Separate Account is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company," but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.


WF Opportunities - 133981

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

     Table of Contents
     Item
     Introduction
     Description of ING USA Annuity and Life Insurance Company
     Safekeeping of Assets
     The Administrator
     Independent Auditors
     Distribution of Contracts
     Performance Information
     IRA Partial Withdrawal Option
     Other Information

     Financial Statements of ING USA Annuity and Life Insurance Company
       (formerly Golden American Life Insurance Company)
     Financial Statements of ING USA Annuity and Life Insurance Company
       Separate Account B (formerly Golden American Separate Account B)


--------------------------------------------------------------------------------

Please tear off, complete and return the form below to order a free Statement of Additional Information for the Contracts offered under the prospectus. Send the form to our Customer Service Center at the address shown on the prospectus cover.
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT B.

Please Print or Type:

                               -------------------------------------------------
                               Name

                               -------------------------------------------------
                               Social Security Number

                               -------------------------------------------------
                               Street Address

                               -------------------------------------------------
                               City, State, Zip


WF Opportunities -133981                                                12//2004

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -


WF Opportunities - 133981

--------------------------------------------------------------------------------
APPENDIX A
--------------------------------------------------------------------------------

                         Condensed Financial Information

Except for subaccounts which did not commence operations as of December 31, 2003, the following tables give (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of ING USA Separate Account B (formerly Golden American Separate Account B) available under the Contract for the indicated periods.

                                                    2003         2002          2001          2000         1999
                                              ---------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.40%

FIDELITY VIP EQUITY--INCOME
       AUV at Beginning of Period                    $7.83         $9.59        $10.00 (12)
       AUV at End of Period                         $10.04         $7.83         $9.59
       Number of Accumulation Units
          Outstanding at End of Period           2,275,054       478,395

ING AIM MID CAP GROWTH
       AUV at Beginning of Period                    $9.91        $14.71        $18.92       $21.92        $14.23
       AUV at End of Period                         $14.08         $9.91        $14.71       $18.92        $21.92
       Number of Accumulation Units
          Outstanding at End of Period           2,884,535     2,906,118     3,787,157    4,824,609     2,450,796

ING ALLIANCE MID CAP GROWTH
       AUV at Beginning of Period                   $10.10        $14.64        $17.21       $21.06        $17.01
       AUV at End of Period                         $16.63        $10.10        $14.64       $17.21        $21.06
       Number of Accumulation Units
          Outstanding at End of Period           5,531,902     5,368,761     6,450,280    6,881,891     5,870,533

ING DEVELOPING WORLD
       AUV at Beginning of Period                    $6.23         $7.08         $7.58       $11.61         $7.28
       AUV at End of Period                          $9.01         $6.23         $7.08        $7.58        $11.61
       Number of Accumulation Units
          Outstanding at End of Period           2,328,297     1,922,891     2,270,962    2,014,772     2,133,907

ING EAGLE ASSET VALUE EQUITY
       AUV at Beginning of Period                   $15.00        $18.34        $19.46       $18.14        $18.31
       AUV at End of Period                         $18.52        $15.00        $18.34       $19.46        $18.14
       Number of Accumulation Units
          Outstanding at End of Period           2,181,501     2,314,069     2,404,425    2,586,368     1,825,971

ING FMRSM DIVERSIFIED MID--CAP
       AUV at Beginning of Period                    $7.23         $9.09         $9.88       $10.00 (9)
       AUV at End of Period                          $9.52         $7.23         $9.09        $9.88
       Number of Accumulation Units
          Outstanding at End of Period           2,137,834     1,436,694       685,331      290,230

ING JANUS GROWTH AND INCOME
       AUV at Beginning of Period                    $7.05         $8.87         $9.94       $10.00 (9)
       AUV at End of Period                          $8.52         $7.05         $8.87        $9.94
       Number of Accumulation Units
          Outstanding at End of Period           2,887,495     1,676,922     1,073,857      274,785

ING JANUS SPECIAL EQUITY
       AUV at Beginning of Period                    $6.08         $8.32         $8.89       $10.00 (9)
       AUV at End of Period                          $9.01         $6.08         $8.32        $8.89
       Number of Accumulation Units
          Outstanding at End of Period             856,121       464,523       368,091      121,670

ING JENNISON EQUITY OPPORTUNITIES
       AUV at Beginning of Period                   $15.06        $21.60        $25.17       $30.11        $24.50
       AUV at End of Period                         $19.47        $15.06        $21.60       $25.17        $30.11
       Number of Accumulation Units
          Outstanding at End of Period           2,581,561     2,929,610     3,606,212    3,626,696     2,412,721

                                                   1998          1997         1996          1995
                                              --------------------------------------------------------
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.40%

FIDELITY VIP EQUITY--INCOME
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

ING AIM MID CAP GROWTH
       AUV at Beginning of Period                   $14.31       $11.78        $10.01       $10.00 (1)
       AUV at End of Period                         $14.23       $14.31        $11.78       $10.01
       Number of Accumulation Units
          Outstanding at End of Period           1,105,850      554,068       231,567       47,478

ING ALLIANCE MID CAP GROWTH
       AUV at Beginning of Period                   $15.41       $12.49        $10.00 (3)
       AUV at End of Period                         $17.01       $15.41        $12.49
       Number of Accumulation Units
          Outstanding at End of Period           3,297,314      438,636        38,037

ING DEVELOPING WORLD
       AUV at Beginning of Period                   $10.00 (6)
       AUV at End of Period                          $7.28
       Number of Accumulation Units
          Outstanding at End of Period             417,221

ING EAGLE ASSET VALUE EQUITY
       AUV at Beginning of Period                   $18.28       $14.57        $13.36       $12.41 (1)
       AUV at End of Period                         $18.31       $18.28        $14.57       $13.36
       Number of Accumulation Units
          Outstanding at End of Period           1,415,540      469,649       249,994       23,394

ING FMRSM DIVERSIFIED MID--CAP
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

ING JANUS GROWTH AND INCOME
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

ING JANUS SPECIAL EQUITY
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

ING JENNISON EQUITY OPPORTUNITIES
       AUV at Beginning of Period                   $22.05       $17.34        $14.63       $14.23 (1)
       AUV at End of Period                         $24.50       $22.05        $17.34       $14.63
       Number of Accumulation Units
          Outstanding at End of Period           1,342,756      312,229       174,592       16,369


WF Opportunities - 133981



                                       A1

                                                    2003         2002          2001          2000         1999
                                              ---------------------------------------------------------------------
ING JP MORGAN FLEMING INTERNATIONAL
       AUV at Beginning of Period                   $10.00 (14)
       AUV at End of Period                         $11.87
       Number of Accumulation Units
          Outstanding at End of Period              75,922

ING JP MORGAN SMALLCAP
       AUV at Beginning of Period                    $7.85        $10.00 (12)
       AUV at End of Period                         $10.38         $7.85
       Number of Accumulation Units
          Outstanding at End of Period             824,986       169,670

ING JULIUS BAER FOREIGN
       AUV at Beginning of Period                    $8.22        $10.00 (12)
       AUV at End of Period                         $10.64         $8.22
       Number of Accumulation Units
          Outstanding at End of Period             506,335        72,898

ING MARSICO GROWTH
       AUV at Beginning of Period                   $10.52        $15.14        $22.02       $28.62        $16.29
       AUV at End of Period                         $13.76        $10.52        $15.14       $22.02        $28.62
       Number of Accumulation Units
          Outstanding at End of Period          11,921,200    12,372,395    16,739,731   18,211,995    14,289,972

ING MFS MID CAP GROWTH
       AUV at Beginning of Period                   $16.05        $31.80        $42.23       $39.59        $22.43
       AUV at End of Period                         $22.02        $16.05        $31.80       $42.23        $39.59
       Number of Accumulation Units
          Outstanding at End of Period           5,278,479     5,485,147     6,612,249    7,313,425     4,873,150

ING MFS RESEARCH
       AUV at Beginning of Period                   $15.14        $20.44        $26.39       $28.04        $22.89
       AUV at End of Period                         $18.60        $15.14        $20.44       $26.39        $28.04
       Number of Accumulation Units
          Outstanding at End of Period           5,432,937     5,913,309     7,316,946    8,149,686     6,431,949

ING PIMCO CORE BOND
       AUV at Beginning of Period                   $12.71        $11.86        $11.74       $11.79        $13.09
       AUV at End of Period                         $13.12        $12.71        $11.86       $11.74        $11.79
       Number of Accumulation Units
          Outstanding at End of Period           5,369,915     4,410,375     1,669,195    1,224,547       753,003

ING SALOMON BROTHERS AGGRESSIVE GROWTH
       AUV at Beginning of Period                   $10.00 (14)
       AUV at End of Period                         $10.82
       Number of Accumulation Units
          Outstanding at End of Period             100,971

ING SALOMON BROTHERS ALL CAP
       AUV at Beginning of Period                    $8.55        $11.65        $11.59       $10.00 (7)
       AUV at End of Period                         $11.71         $8.55        $11.65       $11.59
       Number of Accumulation Units
          Outstanding at End of Period           4,510,818     3,519,150     4,280,223    2,182,516

ING SALOMON BROTHERS INVESTORS
       AUV at Beginning of Period                    $8.07        $10.63        $11.26       $10.00 (7)
       AUV at End of Period                         $10.45         $8.07        $10.63       $11.26
       Number of Accumulation Units
          Outstanding at End of Period           1,526,538     1,177,892       952,473      539,461

ING T. ROWE PRICE CAPITAL APPRECIATION
       AUV at Beginning of Period                   $27.96        $28.22        $26.04       $21.65        $20.53
       AUV at End of Period                         $34.52        $27.96        $28.22       $26.04        $21.65
       Number of Accumulation Units
          Outstanding at End of Period           6,071,997     5,326,019     4,592,780    3,264,322     2,546,589

ING T. ROWE PRICE EQUITY INCOME
       AUV at Beginning of Period                   $20.45        $23.90        $23.91       $21.47        $21.94
       AUV at End of Period                         $25.24        $20.45        $23.90       $23.91        $21.47
       Number of Accumulation Units
          Outstanding at End of Period           3,283,741     2,796,774     3,366,042    2,309,478     2,014,454

                                                 1998          1997         1996          1995
                                              ------------------------------------------------------
ING JP MORGAN FLEMING INTERNATIONAL
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

ING JP MORGAN SMALLCAP
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

ING JULIUS BAER FOREIGN
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

ING MARSICO GROWTH
       AUV at Beginning of Period                 $13.03       $11.42        $10.00 (4)
       AUV at End of Period                       $16.29       $13.03        $11.42
       Number of Accumulation Units
          Outstanding at End of Period         3,293,705      343,006

ING MFS MID CAP GROWTH
       AUV at Beginning of Period                 $18.52       $15.70        $13.21       $12.95 (3)
       AUV at End of Period                       $22.43       $18.52        $15.70       $13.21
       Number of Accumulation Units
          Outstanding at End of Period         1,905,009      177,125        28,223

ING MFS RESEARCH
       AUV at Beginning of Period                 $18.87       $15.93        $13.10       $12.25 (4)
       AUV at End of Period                       $22.89       $18.87        $15.93       $13.10
       Number of Accumulation Units
          Outstanding at End of Period         3,902,975      268,126

ING PIMCO CORE BOND
       AUV at Beginning of Period                 $11.87       $11.96        $11.55       $11.20 (6)
       AUV at End of Period                       $13.09       $11.87        $11.96       $11.55
       Number of Accumulation Units
          Outstanding at End of Period           396,067       10,655

ING SALOMON BROTHERS AGGRESSIVE GROWTH
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

ING SALOMON BROTHERS ALL CAP
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

ING SALOMON BROTHERS INVESTORS
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

ING T. ROWE PRICE CAPITAL APPRECIATION
       AUV at Beginning of Period                 $19.66       $17.29        $15.07       $14.62 (1)
       AUV at End of Period                       $20.53       $19.66        $17.29       $15.07
       Number of Accumulation Units
          Outstanding at End of Period         1,628,158      414,805       173,475       13,988

ING T. ROWE PRICE EQUITY INCOME
       AUV at Beginning of Period                 $20.55       $17.75        $16.55       $15.94 (1)
       AUV at End of Period                       $21.94       $20.55        $17.75       $16.55
       Number of Accumulation Units
          Outstanding at End of Period           800,490      255,396       150,732       21,073


WF Opportunities - 133981



                                       A2

                                                    2003         2002          2001          2000         1999
                                              ----------------------------------------------------------------------
ING VAN KAMPEN GLOBAL FRANCHISE
       AUV at Beginning of Period                    $8.85        $10.00 (12)
       AUV at End of Period                         $11.01         $8.85
       Number of Accumulation Units
          Outstanding at End of Period             758,774       220,958

ING VAN KAMPEN GROWTH & INCOME
       AUV at Beginning of Period                   $18.19        $21.65        $24.94       $25.83        $22.61
       AUV at End of Period                         $22.94        $18.19        $21.65       $24.94        $25.83
       Number of Accumulation Units
          Outstanding at End of Period           5,707,684     6,183,621     7,290,571    8,035,274     7,496,161

ING VAN KAMPEN REAL ESTATE
       AUV at Beginning of Period                   $28.06        $28.40        $26.64       $20.62        $21.74
       AUV at End of Period                         $38.11        $28.06        $28.40       $26.64        $20.62
       Number of Accumulation Units
          Outstanding at End of Period           1,388,196     1,167,176       887,731    1,006,919       534,577

ING VP BOND PORTFOLIO
       AUV at Beginning of Period                   $10.64        $10.00 (12)
       AUV at End of Period                         $11.13        $10.64
       Number of Accumulation Units
          Outstanding at End of Period           1,026,869       719,279

ING VP GROWTH OPPORTUNITIES
       AUV at Beginning of Period                    $5.26         $7.79        $10.00 (10)
       AUV at End of Period                          $6.87         $5.26         $7.79
       Number of Accumulation Units
          Outstanding at End of Period             351,904       143,307        82,839

ING VP INDEX PLUS LARGE CAP
       AUV at Beginning of Period                   $10.00 (13)
       AUV at End of Period                          $8.98
       Number of Accumulation Units
          Outstanding at End of Period             494,773

ING VP MAGNACAP
       AUV at Beginning of Period                    $7.10         $9.35        $10.00 (10)
       AUV at End of Period                          $9.15         $7.10         $9.35
       Number of Accumulation Units
          Outstanding at End of Period             337,837       211,733        38,846

ING VP SMALLCAP OPPORTUNITIES
       AUV at Beginning of Period                    $4.62         $8.33        $10.00 (10)
       AUV at End of Period                          $6.31         $4.62         $8.33
       Number of Accumulation Units
          Outstanding at End of Period           1,851,941       774,557       180,638

ING VP WORLDWIDE GROWTH
       AUV at Beginning of Period                    $5.21         $7.02         $8.75       $10.00 (8)
       AUV at End of Period                          $6.63         $5.21         $7.02        $8.75
       Number of Accumulation Units
          Outstanding at End of Period             797,575       467,247       306,137      110,552

PIMCO HIGH YIELD PORTFOLIO
       AUV at Beginning of Period                    $9.84        $10.10        $10.01       $10.24        $10.08
       AUV at End of Period                         $11.92         $9.84        $10.10       $10.01        $10.24
       Number of Accumulation Units
          Outstanding at End of Period           8,588,671     6,193,058     5,836,177    5,140,416     5,053,972

PROFUND VP BULL
       AUV at Beginning of Period                    $6.67         $8.90        $10.00 (10)
       AUV at End of Period                          $8.26         $6.67         $8.90
       Number of Accumulation Units
          Outstanding at End of Period           1,824,762     1,231,933       805,047

PROFUND VP SMALL CAP
       AUV at Beginning of Period                    $7.21         $9.43        $10.00 (10)
       AUV at End of Period                         $10.15         $7.21         $9.43
       Number of Accumulation Units
          Outstanding at End of Period           2,307,338     1,755,934     1,134,989

                                                  1998          1997         1996          1995
                                              -------------------------------------------------------
ING VAN KAMPEN GLOBAL FRANCHISE
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

ING VAN KAMPEN GROWTH & INCOME
       AUV at Beginning of Period                  $20.09       $15.69        $13.19       $12.12 (1)
       AUV at End of Period                        $22.61       $20.09        $15.69       $13.19
       Number of Accumulation Units
          Outstanding at End of Period          4,591,471      853,473       355,191       36,100

ING VAN KAMPEN REAL ESTATE
       AUV at Beginning of Period                  $25.48       $21.04        $15.78       $14.91 (1)
       AUV at End of Period                        $21.74       $25.48        $21.04       $15.78
       Number of Accumulation Units
          Outstanding at End of Period            436,867      135,993        42,710        2,910

ING VP BOND PORTFOLIO
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

ING VP GROWTH OPPORTUNITIES
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

ING VP INDEX PLUS LARGE CAP
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

ING VP MAGNACAP
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

ING VP SMALLCAP OPPORTUNITIES
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

ING VP WORLDWIDE GROWTH
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

PIMCO HIGH YIELD PORTFOLIO
       AUV at Beginning of Period                  $10.00 (6)
       AUV at End of Period                        $10.08
       Number of Accumulation Units
          Outstanding at End of Period          1,630,971

PROFUND VP BULL
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

PROFUND VP SMALL CAP
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period


FOOTNOTES
  (1)  Fund First Available during October 1995               (13)  Fund First Available during August 2003
  (2)  Fund First Available during January 1996               (14)  Fund First Available during September 2003
  (3)  Fund First Available during September 1996
  (4)  Fund First Available during February 1997
  (5)  Fund First Available during October 1997
  (6)  Fund First Available during May 1998
  (7)  Fund First Available during February 2000
  (8)  Fund First Available during May 2000
  (9)  Fund First Available during October 2000
 (10)  Fund First Available during May 2001
 (11)  Fund First Available during November 2001
 (12)  Fund First Available during May 2002


WF Opportunities - 133981



                                       A3

                                                               2003             2002              2001             2000
                                                         ---------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.45 %

      FIDELITY VIP EQUITY--INCOME
             AUV at Beginning of Period                            $7.83            $9.59           $10.00 (7)
             AUV at End of Period                                 $10.03            $7.83            $9.59
             Number of Accumulation Units
                Outstanding at End of Period                   2,445,416          321,872

      ING AIM MID CAP GROWTH
             AUV at Beginning of Period                            $9.86           $14.64           $18.85            $21.70 (1)
             AUV at End of Period                                 $14.01            $9.86           $14.64            $18.85
             Number of Accumulation Units
                Outstanding at End of Period                   2,190,339        1,870,966        2,160,544         1,797,957

      ING ALLIANCE MID CAP GROWTH
             AUV at Beginning of Period                           $10.06           $14.59           $17.17            $20.13 (1)
             AUV at End of Period                                 $16.56           $10.06           $14.59            $17.17
             Number of Accumulation Units
                Outstanding at End of Period                   2,956,816        1,918,853        1,780,512         1,239,023

      ING DEVELOPING WORLD
             AUV at Beginning of Period                            $6.22            $7.07            $7.57            $11.66 (1)
             AUV at End of Period                                  $8.99            $6.22            $7.07             $7.57
             Number of Accumulation Units
                Outstanding at End of Period                   1,925,674        1,365,017        1,495,431           760,058

      ING EAGLE ASSET VALUE EQUITY
             AUV at Beginning of Period                           $14.92           $18.25           $19.38            $17.48 (1)
             AUV at End of Period                                 $18.41           $14.92           $18.25            $19.38
             Number of Accumulation Units
                Outstanding at End of Period                   1,303,905        1,201,589          833,753           472,034

      ING FMRSM DIVERSIFIED MID--CAP
             AUV at Beginning of Period                            $7.22            $9.09            $9.88            $10.00 (3)
             AUV at End of Period                                  $9.50            $7.22            $9.09             $9.88
             Number of Accumulation Units
                Outstanding at End of Period                   2,850,229        1,947,601          959,092           131,431

      ING JANUS GROWTH AND INCOME
             AUV at Beginning of Period                            $7.04            $8.87            $9.94            $10.00 (3)
             AUV at End of Period                                  $8.50            $7.04            $8.87             $9.94
             Number of Accumulation Units
                Outstanding at End of Period                   4,499,898        2,831,575        1,698,201           170,460

      ING JANUS SPECIAL EQUITY
             AUV at Beginning of Period                            $6.07            $8.32            $8.89            $10.00 (3)
             AUV at End of Period                                  $9.00            $6.07            $8.32             $8.89
             Number of Accumulation Units
                Outstanding at End of Period                     934,004          610,059          538,057            76,347

      ING JENNISON EQUITY OPPORTUNITIES
             AUV at Beginning of Period                           $14.96           $21.46           $25.03            $29.44 (1)
             AUV at End of Period                                 $19.33           $14.96           $21.46            $25.03
             Number of Accumulation Units
                Outstanding at End of Period                   1,900,374        1,951,375        1,862,499         1,210,622


WF Opportunities - 133981



                                       A4

                                                               2003             2002              2001             2000
                                                         ---------------------------------------------------------------------
      ING JP MORGAN FLEMING INTERNATIONAL
             AUV at Beginning of Period                             $10.00 (11)
             AUV at End of Period                                   $11.87
             Number of Accumulation Units
                Outstanding at End of Period                        77,955

      ING JP MORGAN SMALLCAP
             AUV at Beginning of Period                              $7.84           $10.00 (7)
             AUV at End of Period                                   $10.37            $7.84
             Number of Accumulation Units
                Outstanding at End of Period                     1,251,726          209,858

      ING JULIUS BAER FOREIGN
             AUV at Beginning of Period                              $8.22           $10.00 (7)
             AUV at End of Period                                   $10.63            $8.22
             Number of Accumulation Units
                Outstanding at End of Period                       502,551          106,211

      ING MARSICO GROWTH
             AUV at Beginning of Period                             $10.48           $15.10           $21.96            $29.12 (1)
             AUV at End of Period                                   $13.71           $10.48           $15.10            $21.96
             Number of Accumulation Units
                Outstanding at End of Period                     6,824,703        5,599,657        6,476,226         4,730,311

      ING MFS MID CAP GROWTH
             AUV at Beginning of Period                             $16.01           $31.73           $42.16            $38.56 (1)
             AUV at End of Period                                   $21.95           $16.01           $31.73            $42.16
             Number of Accumulation Units
                Outstanding at End of Period                     3,776,334        3,084,372        3,144,090         1,992,588

      ING MFS RESEARCH
             AUV at Beginning of Period                             $15.07           $20.35           $26.30            $26.94 (1)
             AUV at End of Period                                   $18.50           $15.07           $20.35            $26.30
             Number of Accumulation Units
                Outstanding at End of Period                     2,836,831        2,475,752        2,427,133         1,500,906

      ING PIMCO CORE BOND
             AUV at Beginning of Period                             $12.65           $11.81           $11.70            $11.44 (1)
             AUV at End of Period                                   $13.06           $12.65           $11.81            $11.70
             Number of Accumulation Units
                Outstanding at End of Period                     6,415,052        4,516,490        1,400,922           381,139

      ING SALOMON BROTHERS AGGRESSIVE GROWTH
             AUV at Beginning of Period                             $10.00 (11)
             AUV at End of Period                                   $10.81
             Number of Accumulation Units
                Outstanding at End of Period                       192,028

      ING SALOMON BROTHERS ALL CAP
             AUV at Beginning of Period                              $8.54           $11.64           $11.59            $10.00 (1)
             AUV at End of Period                                   $11.68            $8.54           $11.64            $11.59
             Number of Accumulation Units
                Outstanding at End of Period                     5,835,012        4,205,151        3,977,598         1,200,520

      ING SALOMON BROTHERS INVESTORS
             AUV at Beginning of Period                              $8.06           $10.62           $11.26            $10.00 (1)
             AUV at End of Period                                   $10.42            $8.06           $10.62            $11.26
             Number of Accumulation Units
                Outstanding at End of Period                     2,060,651        1,674,081        1,224,296           313,828

      ING T. ROWE PRICE CAPITAL APPRECIATION
             AUV at Beginning of Period                             $27.72           $27.99           $25.84            $20.89 (1)
             AUV at End of Period                                   $34.21           $27.72           $27.99            $25.84
             Number of Accumulation Units
                Outstanding at End of Period                     5,743,181        4,380,117        2,279,908           507,008

      ING T. ROWE PRICE EQUITY INCOME
             AUV at Beginning of Period                             $20.28           $23.71           $23.74            $20.18 (1)
             AUV at End of Period                                   $25.02           $20.28           $23.71            $23.74
             Number of Accumulation Units
                Outstanding at End of Period                     3,297,900        2,137,260        1,599,946           470,889



WF Opportunities - 133981



                                       A5

                                                               2003             2002              2001             2000
                                                         ---------------------------------------------------------------------
      ING VAN KAMPEN GLOBAL FRANCHISE
             AUV at Beginning of Period                              $8.84           $10.00 (7)
             AUV at End of Period                                   $11.00            $8.84
             Number of Accumulation Units
                Outstanding at End of Period                       885,643          255,324

      ING VAN KAMPEN GROWTH & INCOME
             AUV at Beginning of Period                             $18.08           $21.53           $24.81            $25.53 (1)
             AUV at End of Period                                   $22.79           $18.08           $21.53            $24.81
             Number of Accumulation Units
                Outstanding at End of Period                     2,615,475        1,951,607        1,737,220         1,073,372

      ING VAN KAMPEN REAL ESTATE
             AUV at Beginning of Period                             $27.82           $28.18           $26.44            $20.64 (1)
             AUV at End of Period                                   $37.77           $27.82           $28.18            $26.44
             Number of Accumulation Units
                Outstanding at End of Period                     1,439,332          947,489          414,152           211,380

      ING VP BOND PORTFOLIO
             AUV at Beginning of Period                             $10.64           $10.00 (7)
             AUV at End of Period                                   $11.12           $10.64
             Number of Accumulation Units
                Outstanding at End of Period                       897,486          665,314

      ING VP GROWTH OPPORTUNITIES
             AUV at Beginning of Period                              $5.26            $7.79           $10.00 (4)
             AUV at End of Period                                    $6.86            $5.26            $7.79
             Number of Accumulation Units
                Outstanding at End of Period                       696,848          297,927           83,427

      ING VP INDEX PLUS LARGE CAP
             AUV at Beginning of Period                             $10.00 (10)
             AUV at End of Period                                    $8.97
             Number of Accumulation Units
                Outstanding at End of Period                     1,239,109

      ING VP MAGNACAP
             AUV at Beginning of Period                              $7.10            $9.35           $10.00 (4)
             AUV at End of Period                                    $9.14            $7.10            $9.35
             Number of Accumulation Units
                Outstanding at End of Period                       647,836          307,643           91,138

      ING VP SMALLCAP OPPORTUNITIES
             AUV at Beginning of Period                              $4.62            $8.33           $10.00 (4)
             AUV at End of Period                                    $6.30            $4.62            $8.33
             Number of Accumulation Units
                Outstanding at End of Period                     2,408,687        1,042,746          268,186

      ING VP WORLDWIDE GROWTH
             AUV at Beginning of Period                              $5.20            $7.02            $8.75            $10.00 (2)
             AUV at End of Period                                    $6.62            $5.20            $7.02             $8.75
             Number of Accumulation Units
                Outstanding at End of Period                     1,303,851          859,281          479,640           169,871

      PIMCO HIGH YIELD PORTFOLIO
             AUV at Beginning of Period                              $9.82           $10.08           $10.00            $10.16 (1)
             AUV at End of Period                                   $11.89            $9.82           $10.08            $10.00
             Number of Accumulation Units
                Outstanding at End of Period                     7,368,292        3,925,319        2,641,283           908,512

      PROFUND VP BULL
             AUV at Beginning of Period                              $6.66            $8.89           $10.00 (4)
             AUV at End of Period                                    $8.25            $6.66            $8.89
             Number of Accumulation Units
                Outstanding at End of Period                     3,673,934        1,271,888          267,236



WF Opportunities - 133981



                                       A6

                                                               2003             2002              2001             2000
                                                         ---------------------------------------------------------------------
      PROFUND VP SMALL CAP
             AUV at Beginning of Period                              $7.21            $9.43           $10.00 (4)
             AUV at End of Period                                   $10.14            $7.21            $9.43
             Number of Accumulation Units
                Outstanding at End of Period                     3,015,456        1,133,339          403,215

      FOOTNOTES
      (1)    Fund First Available during October 1993                 (10)  Fund First Available during August 2003
      (2)    Fund First Available during January 1995                 (11)  Fund First Available during September 2003
      (3)    Fund First Available during October 1995
      (4)    Fund First Available during January 1996
      (5)    Fund First Available during September 1996
      (6)    Fund First Available during February 1997
      (7)    Fund First Available during May 1998
      (8)    Fund First Available during October 2000
      (9)    Fund First Available during May 2001

                                                    2003         2002          2001          2000         1999
                                              ----------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.55 %

FIDELITY VIP EQUITY--INCOME
       AUV at Beginning of Period                     $7.82        $9.58        $10.00 (12)
       AUV at End of Period                          $10.01        $7.82         $9.58
       Number of Accumulation Units
          Outstanding at End of Period              591,447      185,665

ING AIM MID CAP GROWTH
       AUV at Beginning of Period                     $9.80       $14.57        $18.78       $21.78        $14.16
       AUV at End of Period                          $13.91        $9.80        $14.57       $18.78        $21.78
       Number of Accumulation Units
          Outstanding at End of Period            1,824,861    1,999,023     2,640,192    3,565,531     2,655,079

ING ALLIANCE MID CAP GROWTH
       AUV at Beginning of Period                     $9.99       $14.51        $17.09       $20.94        $16.94
       AUV at End of Period                          $16.43        $9.99        $14.51       $17.09        $20.94
       Number of Accumulation Units
          Outstanding at End of Period            4,192,754    4,478,810     5,716,524    6,622,519     6,210,698

ING DEVELOPING WORLD
       AUV at Beginning of Period                     $6.19        $7.04         $7.55       $11.58         $7.27
       AUV at End of Period                           $8.93        $6.19         $7.04        $7.55        $11.58
       Number of Accumulation Units
          Outstanding at End of Period            1,347,745    1,372,717     1,610,890      991,863       926,115

ING EAGLE ASSET VALUE EQUITY
       AUV at Beginning of Period                    $14.82       $18.15        $19.29       $18.01        $18.20
       AUV at End of Period                          $18.27       $14.82        $18.15       $19.29        $18.01
       Number of Accumulation Units
          Outstanding at End of Period            1,905,659    2,133,007     2,428,124    2,589,777     2,709,066

ING FMRSM DIVERSIFIED MID--CAP
       AUV at Beginning of Period                     $7.21        $9.08         $9.87       $10.00 (9)
       AUV at End of Period                           $9.47        $7.21         $9.08        $9.87
       Number of Accumulation Units
          Outstanding at End of Period              492,657      504,098       261,790      185,852

ING JANUS GROWTH AND INCOME
       AUV at Beginning of Period                     $7.03        $8.86         $9.94       $10.00 (9)
       AUV at End of Period                           $8.48        $7.03         $8.86        $9.94
       Number of Accumulation Units
          Outstanding at End of Period              754,836      719,851       470,484       88,531

ING JANUS SPECIAL EQUITY
       AUV at Beginning of Period                     $6.06        $8.31         $8.89       $10.00 (9)
       AUV at End of Period                           $8.97        $6.06         $8.31        $8.89
       Number of Accumulation Units
          Outstanding at End of Period              240,606      162,394       158,129       85,716

ING JENNISON EQUITY OPPORTUNITIES
       AUV at Beginning of Period                    $14.82       $21.28        $24.85       $29.77        $24.26
       AUV at End of Period                          $19.13       $14.82        $21.28       $24.85        $29.77
       Number of Accumulation Units
          Outstanding at End of Period            2,572,697    2,915,036     3,688,603    4,174,489     3,839,680

                                                   1998          1997         1996          1995
                                              --------------------------------------------------------
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.55 %

FIDELITY VIP EQUITY--INCOME
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

ING AIM MID CAP GROWTH
       AUV at Beginning of Period                   $14.26       $11.76        $10.01        $10.00 (1)
       AUV at End of Period                         $14.16       $14.26        $11.76        $10.01
       Number of Accumulation Units
          Outstanding at End of Period           1,731,615    1,361,070       968,694       152,633

ING ALLIANCE MID CAP GROWTH
       AUV at Beginning of Period                   $15.36       $12.47        $10.00 (3)
       AUV at End of Period                         $16.94       $15.36        $12.47
       Number of Accumulation Units
          Outstanding at End of Period           3,474,460    1,288,333       173,758

ING DEVELOPING WORLD
       AUV at Beginning of Period                   $10.00 (6)
       AUV at End of Period                          $7.27
       Number of Accumulation Units
          Outstanding at End of Period              82,414

ING EAGLE ASSET VALUE EQUITY
       AUV at Beginning of Period                   $18.20       $14.53        $13.34        $12.40 (1)
       AUV at End of Period                         $18.20       $18.20        $14.53        $13.34
       Number of Accumulation Units
          Outstanding at End of Period           2,736,311    1,793,172     1,052,064       179,453

ING FMRSM DIVERSIFIED MID--CAP
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

ING JANUS GROWTH AND INCOME
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

ING JANUS SPECIAL EQUITY
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

ING JENNISON EQUITY OPPORTUNITIES
       AUV at Beginning of Period                   $21.87       $17.22        $14.55        $14.16 (1)
       AUV at End of Period                         $24.26       $21.87        $17.22        $14.55
       Number of Accumulation Units
          Outstanding at End of Period           2,787,732    1,772,316     1,106,359       326,610


WF Opportunities - 133981



                                       A7

                                                    2003         2002          2001          2000         1999
                                              ---------------------------------------------------------------------
ING JP MORGAN FLEMING INTERNATIONAL
       AUV at Beginning of Period                    $10.00 (16)
       AUV at End of Period                          $11.87
       Number of Accumulation Units
          Outstanding at End of Period               11,753

ING JP MORGAN SMALLCAP
       AUV at Beginning of Period                     $7.84       $10.00 (12)
       AUV at End of Period                          $10.36        $7.84
       Number of Accumulation Units
          Outstanding at End of Period               99,605       31,084

ING JULIUS BAER FOREIGN
       AUV at Beginning of Period                     $8.22       $10.00 (12)
       AUV at End of Period                          $10.61        $8.22
       Number of Accumulation Units
          Outstanding at End of Period              108,890       33,208

ING MARSICO GROWTH
       AUV at Beginning of Period                    $10.41       $15.01        $21.86       $28.46        $16.22
       AUV at End of Period                          $13.60       $10.41        $15.01       $21.86        $28.46
       Number of Accumulation Units
          Outstanding at End of Period            7,363,429    8,151,064    11,192,041   13,563,138    11,168,535

ING MFS MID CAP GROWTH
       AUV at Beginning of Period                    $15.88       $31.50        $41.89       $39.34        $22.31
       AUV at End of Period                          $21.75       $15.88        $31.50       $41.89        $39.34
       Number of Accumulation Units
          Outstanding at End of Period            3,416,000    3,781,798     4,965,396    5,926,553     3,717,261

ING MFS RESEARCH
       AUV at Beginning of Period                    $14.95       $20.21        $26.13       $27.80        $22.73
       AUV at End of Period                          $18.33       $14.95        $20.21       $26.13        $27.80
       Number of Accumulation Units
          Outstanding at End of Period            4,358,136    4,975,285     6,799,019    7,760,199     7,240,462

ING PIMCO CORE BOND
       AUV at Beginning of Period                    $12.55       $11.73        $11.63       $11.70        $13.00
       AUV at End of Period                          $12.94       $12.55        $11.73       $11.63        $11.70
       Number of Accumulation Units
          Outstanding at End of Period            1,936,849    2,142,595       813,599      490,810       382,608

ING SALOMON BROTHERS AGGRESSIVE GROWTH
       AUV at Beginning of Period                    $10.00 (16)
       AUV at End of Period                          $10.81
       Number of Accumulation Units
          Outstanding at End of Period               16,860

ING SALOMON BROTHERS ALL CAP
       AUV at Beginning of Period                     $8.51       $11.62        $11.58       $10.00 (7)
       AUV at End of Period                          $11.64        $8.51        $11.62       $11.58
       Number of Accumulation Units
          Outstanding at End of Period            1,646,965    1,646,987     2,043,716    1,155,496

ING SALOMON BROTHERS INVESTORS
       AUV at Beginning of Period                     $8.04       $10.60        $11.25       $10.00 (7)
       AUV at End of Period                          $10.38        $8.04        $10.60       $11.25
       Number of Accumulation Units
          Outstanding at End of Period              565,048      590,391       533,884      198,869

ING T. ROWE PRICE CAPITAL APPRECIATION
       AUV at Beginning of Period                    $27.37       $27.67        $25.57       $21.29        $20.23
       AUV at End of Period                          $33.75       $27.37        $27.67       $25.57        $21.29
       Number of Accumulation Units
          Outstanding at End of Period            3,717,807    4,093,955     3,679,280    3,165,782     3,304,307

ING T. ROWE PRICE EQUITY INCOME
       AUV at Beginning of Period                    $20.03       $23.43        $23.49       $21.12        $21.61
       AUV at End of Period                          $24.68       $20.03        $23.43       $23.49        $21.12
       Number of Accumulation Units
          Outstanding at End of Period            2,135,369    2,226,227     2,377,259    2,237,388     2,523,887

                                                    1998          1997         1996          1995
                                              ---------------------------------------------------------
ING JP MORGAN FLEMING INTERNATIONAL
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

ING JP MORGAN SMALLCAP
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

ING JULIUS BAER FOREIGN
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

ING MARSICO GROWTH
       AUV at Beginning of Period                    $12.99       $11.40        $10.00 (4)
       AUV at End of Period                          $16.22       $12.99        $11.40
       Number of Accumulation Units
          Outstanding at End of Period            2,452,150      763,169

ING MFS MID CAP GROWTH
       AUV at Beginning of Period                    $18.45       $15.66        $13.19        $12.93 (3)
       AUV at End of Period                          $22.31       $18.45        $15.66        $13.19
       Number of Accumulation Units
          Outstanding at End of Period            1,527,665      518,640        56,163

ING MFS RESEARCH
       AUV at Beginning of Period                    $18.77       $15.87        $13.07        $12.23 (4)
       AUV at End of Period                          $22.73       $18.77        $15.87        $13.07
       Number of Accumulation Units
          Outstanding at End of Period            3,875,695      816,216

ING PIMCO CORE BOND
       AUV at Beginning of Period                    $11.81       $11.91        $11.53        $11.18 (6)
       AUV at End of Period                          $13.00       $11.81        $11.91        $11.53
       Number of Accumulation Units
          Outstanding at End of Period              119,924          310

ING SALOMON BROTHERS AGGRESSIVE GROWTH
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

ING SALOMON BROTHERS ALL CAP
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

ING SALOMON BROTHERS INVESTORS
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

ING T. ROWE PRICE CAPITAL APPRECIATION
       AUV at Beginning of Period                    $19.40       $17.08        $14.91        $14.47 (1)
       AUV at End of Period                          $20.23       $19.40        $17.08        $14.91
       Number of Accumulation Units
          Outstanding at End of Period            2,780,652    1,766,390       952,517       184,364

ING T. ROWE PRICE EQUITY INCOME
       AUV at Beginning of Period                    $20.28       $17.54        $16.38        $15.78 (1)
       AUV at End of Period                          $21.61       $20.28        $17.54        $16.38
       Number of Accumulation Units
          Outstanding at End of Period            1,980,778    1,485,966     1,117,238       370,515


WF Opportunities - 133981



                                       A8

                                                    2003         2002          2001          2000         1999
                                              ----------------------------------------------------------------------
ING VAN KAMPEN GLOBAL FRANCHISE
       AUV at Beginning of Period                     $8.84       $10.00 (12)
       AUV at End of Period                          $10.98        $8.84
       Number of Accumulation Units
          Outstanding at End of Period              189,266      135,600

ING VAN KAMPEN GROWTH & INCOME
       AUV at Beginning of Period                    $17.94       $21.38        $24.67       $25.59        $22.43
       AUV at End of Period                          $22.59       $17.94        $21.38       $24.67        $25.59
       Number of Accumulation Units
          Outstanding at End of Period            6,186,431    6,933,409     8,520,621    9,797,232    10,160,317

ING VAN KAMPEN REAL ESTATE
       AUV at Beginning of Period                    $27.47       $27.85        $26.16       $20.28        $21.42
       AUV at End of Period                          $37.25       $27.47        $27.85       $26.16        $20.28
       Number of Accumulation Units
          Outstanding at End of Period              740,624      784,789       715,123      738,551       742,364

ING VP BOND PORTFOLIO
       AUV at Beginning of Period                    $10.63       $10.00 (12)
       AUV at End of Period                          $11.10       $10.63
       Number of Accumulation Units
          Outstanding at End of Period              314,718      290,354

ING VP GROWTH OPPORTUNITIES
       AUV at Beginning of Period                     $5.25        $7.78        $10.00 (10)
       AUV at End of Period                           $6.84        $5.25         $7.78
       Number of Accumulation Units
          Outstanding at End of Period              119,046      134,512        19,161

ING VP INDEX PLUS LARGE CAP
       AUV at Beginning of Period                    $10.00 (15)
       AUV at End of Period                           $8.94
       Number of Accumulation Units
          Outstanding at End of Period               65,973

ING VP MAGNACAP
       AUV at Beginning of Period                     $7.08        $9.34        $10.00 (10)
       AUV at End of Period                           $9.11        $7.08         $9.34
       Number of Accumulation Units
          Outstanding at End of Period               47,646       20,062         7,517

ING VP SMALLCAP OPPORTUNITIES
       AUV at Beginning of Period                     $4.61        $8.32        $10.00 (10)
       AUV at End of Period                           $6.28        $4.61         $8.32
       Number of Accumulation Units
          Outstanding at End of Period              269,277      139,362        61,322

ING VP WORLDWIDE GROWTH
       AUV at Beginning of Period                     $5.19        $7.01         $8.75       $10.00 (8)
       AUV at End of Period                           $6.59        $5.19         $7.01        $8.75
       Number of Accumulation Units
          Outstanding at End of Period              116,479      142,058       112,981       21,575

PIMCO HIGH YIELD PORTFOLIO
       AUV at Beginning of Period                     $9.77       $10.04         $9.97       $10.21        $10.07
       AUV at End of Period                          $11.82        $9.77        $10.04        $9.97        $10.21
       Number of Accumulation Units
          Outstanding at End of Period            3,503,280    3,053,446     3,198,237    3,158,188     3,194,935

PROFUND VP BULL
       AUV at Beginning of Period                     $6.65        $8.89        $10.00 (10)
       AUV at End of Period                           $8.22        $6.65         $8.89
       Number of Accumulation Units
          Outstanding at End of Period              354,864      194,395       256,467

PROFUND VP SMALL CAP
       AUV at Beginning of Period                     $7.19        $9.42        $10.00 (10)
       AUV at End of Period                          $10.11        $7.19         $9.42
       Number of Accumulation Units
          Outstanding at End of Period              424,034      269,440        67,787

                                                    1998          1997         1996          1995
                                              ---------------------------------------------------------
ING VAN KAMPEN GLOBAL FRANCHISE
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

ING VAN KAMPEN GROWTH & INCOME
       AUV at Beginning of Period                    $19.96       $15.62        $13.15        $12.09 (1)
       AUV at End of Period                          $22.43       $19.96        $15.62        $13.15
       Number of Accumulation Units
          Outstanding at End of Period            7,386,288    3,706,709     1,663,079       300,820

ING VAN KAMPEN REAL ESTATE
       AUV at Beginning of Period                    $25.14       $20.79        $15.61        $14.76 (1)
       AUV at End of Period                          $21.42       $25.14        $20.79        $15.61
       Number of Accumulation Units
          Outstanding at End of Period              914,501      897,320       384,928        61,143

ING VP BOND PORTFOLIO
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

ING VP GROWTH OPPORTUNITIES
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

ING VP INDEX PLUS LARGE CAP
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

ING VP MAGNACAP
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

ING VP SMALLCAP OPPORTUNITIES
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

ING VP WORLDWIDE GROWTH
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

PIMCO HIGH YIELD PORTFOLIO
       AUV at Beginning of Period                    $10.00 (6)
       AUV at End of Period                          $10.07
       Number of Accumulation Units
          Outstanding at End of Period            1,066,219

PROFUND VP BULL
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

PROFUND VP SMALL CAP
       AUV at Beginning of Period
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period

FOOTNOTES
  (1)  Fund First Available during October 1995              (14)  Fund First Available during December 2002
  (2)  Fund First Available during January 1996              (15)  Fund First Available during August 2003
  (3)  Fund First Available during September 1996            (16)  Fund First Available during September 2003
  (4)  Fund First Available during February 1997
  (5)  Fund First Available during October 1997
  (6)  Fund First Available during May 1998
  (7)  Fund First Available during February 2000
  (8)  Fund First Available during May 2000
  (9)  Fund First Available during October 2000
 (10)  Fund First Available during May 2001
 (11)  Fund First Available during November 2001
 (12)  Fund First Available during May 2002
 (13)  Fund First Available during September 2002


WF Opportunities - 133981



                                       A9

                                                               2003             2002              2001             2000
                                                         ---------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.65 %

FIDELITY VIP EQUITY--INCOME
        AUV at Beginning of Period                             $7.80            $9.58            $10.00 (7)
        AUV at End of Period                                   $9.98            $7.80             $9.58
        Number of Accumulation Units
           Outstanding at End of Period                      947,458          177,883                --

ING AIM MID CAP GROWTH
        AUV at Beginning of Period                             $9.71           $14.46            $18.65           $21.51 (1)
        AUV at End of Period                                  $13.77            $9.71            $14.46           $18.65
        Number of Accumulation Units
           Outstanding at End of Period                      477,375          335,993           414,298          185,121

ING ALLIANCE MID CAP GROWTH
        AUV at Beginning of Period                             $9.92           $14.42            $17.00           $19.97 (1)
        AUV at End of Period                                  $16.31            $9.92            $14.42           $17.00
        Number of Accumulation Units
           Outstanding at End of Period                      845,094          481,010           388,823          181,294

ING DEVELOPING WORLD
        AUV at Beginning of Period                             $6.16            $7.01             $7.52           $11.62 (1)
        AUV at End of Period                                   $8.88            $6.16             $7.01            $7.52
        Number of Accumulation Units
           Outstanding at End of Period                      472,273          249,735           203,417           52,533

ING EAGLE ASSET VALUE EQUITY
        AUV at Beginning of Period                            $14.68           $17.99            $19.14           $17.30 (1)
        AUV at End of Period                                  $18.08           $14.68            $17.99           $19.14
        Number of Accumulation Units
           Outstanding at End of Period                      364,191          318,881           183,496           41,973

ING FMRSM DIVERSIFIED MID--CAP
        AUV at Beginning of Period                             $7.19            $9.06             $9.87           $10.00 (3)
        AUV at End of Period                                   $9.44            $7.19             $9.06            $9.87
        Number of Accumulation Units
           Outstanding at End of Period                    1,236,349          877,092           390,858            9,164

ING JANUS GROWTH AND INCOME
        AUV at Beginning of Period                             $7.01            $8.84             $9.94           $10.00 (3)
        AUV at End of Period                                   $8.45            $7.01             $8.84            $9.94
        Number of Accumulation Units
           Outstanding at End of Period                    2,048,406        1,160,152           480,294           19,469

ING JANUS SPECIAL EQUITY
        AUV at Beginning of Period                             $6.04            $8.30             $8.88           $10.00 (3)
        AUV at End of Period                                   $8.94            $6.04             $8.30            $8.88
        Number of Accumulation Units
           Outstanding at End of Period                      344,837          246,924           151,551            9,174

ING JENNISON EQUITY OPPORTUNITIES
        AUV at Beginning of Period                            $14.64           $21.05            $24.59           $28.98 (1)
        AUV at End of Period                                  $18.88           $14.64            $21.05           $24.59
        Number of Accumulation Units
           Outstanding at End of Period                      463,551          479,670           337,955          124,676


WF Opportunities - 133981



                                      A10

                                                               2003             2002              2001             2000
                                                         ---------------------------------------------------------------------
ING JP MORGAN FLEMING INTERNATIONAL
        AUV at Beginning of Period                            $10.00 (11)
        AUV at End of Period                                  $11.86
        Number of Accumulation Units
           Outstanding at End of Period                       56,919

ING JP MORGAN SMALLCAP
        AUV at Beginning of Period                             $7.83           $10.00 (7)
        AUV at End of Period                                  $10.34            $7.83
        Number of Accumulation Units
           Outstanding at End of Period                      506,711          114,380

ING JULIUS BAER FOREIGN
        AUV at Beginning of Period                             $8.21           $10.00 (7)
        AUV at End of Period                                  $10.59            $8.21
        Number of Accumulation Units
           Outstanding at End of Period                      296,301           81,977

ING MARSICO GROWTH
        AUV at Beginning of Period                            $10.34           $14.92            $21.75           $28.89 (1)
        AUV at End of Period                                  $13.49           $10.34            $14.92           $21.75
        Number of Accumulation Units
           Outstanding at End of Period                    1,979,404        1,434,607         1,236,743          693,052

ING MFS MID CAP GROWTH
        AUV at Beginning of Period                            $15.74           $31.27            $41.63           $38.15 (1)
        AUV at End of Period                                  $21.54           $15.74            $31.27           $41.63
        Number of Accumulation Units
           Outstanding at End of Period                    1,153,663          844,739           569,707          186,073

ING MFS RESEARCH
        AUV at Beginning of Period                            $14.82           $20.06            $25.97           $26.65 (1)
        AUV at End of Period                                  $18.16           $14.82            $20.06           $25.97
        Number of Accumulation Units
           Outstanding at End of Period                      933,001          921,349           792,240          378,215

ING PIMCO CORE BOND
        AUV at Beginning of Period                            $12.44           $11.64            $11.55           $11.32 (1)
        AUV at End of Period                                  $12.82           $12.44            $11.64           $11.55
        Number of Accumulation Units
           Outstanding at End of Period                    2,698,621        1,936,106           244,538           14,652

ING SALOMON BROTHERS AGGRESSIVE GROWTH
        AUV at Beginning of Period                            $10.00 (11)
        AUV at End of Period                                  $10.81
        Number of Accumulation Units
           Outstanding at End of Period                       94,036

ING SALOMON BROTHERS ALL CAP
        AUV at Beginning of Period                             $8.49           $11.59            $11.57           $10.00 (1)
        AUV at End of Period                                  $11.59            $8.49            $11.59           $11.57
        Number of Accumulation Units
           Outstanding at End of Period                    2,190,115        1,505,989           807,563           70,600

ING SALOMON BROTHERS INVESTORS
        AUV at Beginning of Period                             $8.01           $10.58            $11.24           $10.00 (1)
        AUV at End of Period                                  $10.34            $8.01            $10.58           $11.24
        Number of Accumulation Units
           Outstanding at End of Period                    1,081,824        1,030,211           401,684           21,065

ING T. ROWE PRICE CAPITAL APPRECIATION
        AUV at Beginning of Period                            $26.95           $27.27            $25.23           $20.42 (1)
        AUV at End of Period                                  $33.19           $26.95            $27.27           $25.23
        Number of Accumulation Units
           Outstanding at End of Period                    1,938,760        1,232,631           477,872           61,545

ING T. ROWE PRICE EQUITY INCOME
        AUV at Beginning of Period                            $19.72           $23.10            $23.17           $19.74 (1)
        AUV at End of Period                                  $24.27           $19.72            $23.10           $23.17
        Number of Accumulation Units
           Outstanding at End of Period                    1,543,749          814,591           410,546           79,161


WF Opportunities - 133981



                                      A11

                                                               2003             2002              2001             2000
                                                         ---------------------------------------------------------------------
ING VAN KAMPEN GLOBAL FRANCHISE
        AUV at Beginning of Period                             $8.83           $10.00 (7)
        AUV at End of Period                                  $10.97            $8.83
        Number of Accumulation Units
           Outstanding at End of Period                      441,247          136,897

ING VAN KAMPEN GROWTH & INCOME
        AUV at Beginning of Period                            $17.75           $21.17            $24.45           $25.20 (1)
        AUV at End of Period                                  $22.32           $17.75            $21.17           $24.45
        Number of Accumulation Units
           Outstanding at End of Period                    1,070,653          835,108           752,796          428,500

ING VAN KAMPEN REAL ESTATE
        AUV at Beginning of Period                            $27.05           $27.45            $25.81           $20.18 (1)
        AUV at End of Period                                  $36.64           $27.05            $27.45           $25.81
        Number of Accumulation Units
           Outstanding at End of Period                      395,687          242,782            77,777           12,612

ING VP BOND PORTFOLIO
        AUV at Beginning of Period                            $10.63           $10.00 (7)
        AUV at End of Period                                  $11.08           $10.63
        Number of Accumulation Units
           Outstanding at End of Period                      337,031           88,275

ING VP GROWTH OPPORTUNITIES
        AUV at Beginning of Period                             $5.24            $7.78            $10.00 (4)
        AUV at End of Period                                   $6.82            $5.24             $7.78
        Number of Accumulation Units
           Outstanding at End of Period                      240,862          157,971            50,783

ING VP INDEX PLUS LARGE CAP
        AUV at Beginning of Period                            $10.00 (10)
        AUV at End of Period                                   $8.92
        Number of Accumulation Units
           Outstanding at End of Period                      392,888

ING VP MAGNACAP
        AUV at Beginning of Period                             $7.07            $9.34            $10.00 (4)
        AUV at End of Period                                   $9.09            $7.07             $9.34
        Number of Accumulation Units
           Outstanding at End of Period                      219,722          153,013            28,170

ING VP SMALLCAP OPPORTUNITIES
        AUV at Beginning of Period                             $4.60            $8.32            $10.00 (4)
        AUV at End of Period                                   $6.26            $4.60             $8.32
        Number of Accumulation Units
           Outstanding at End of Period                      951,109          563,709           111,946

ING VP WORLDWIDE GROWTH
        AUV at Beginning of Period                             $5.17            $6.99             $8.74           $10.00 (2)
        AUV at End of Period                                   $6.57            $5.17             $6.99            $8.74
        Number of Accumulation Units
           Outstanding at End of Period                      424,273          322,466           158,546           39,547

PIMCO HIGH YIELD PORTFOLIO
        AUV at Beginning of Period                             $9.73           $10.01             $9.94           $10.12 (1)
        AUV at End of Period                                  $11.75            $9.73            $10.01            $9.94
        Number of Accumulation Units
           Outstanding at End of Period                    3,143,112        1,388,957           581,041          111,021

PROFUND VP BULL
        AUV at Beginning of Period                             $6.64            $8.88            $10.00 (4)
        AUV at End of Period                                   $8.20            $6.64             $8.88
        Number of Accumulation Units
           Outstanding at End of Period                      212,538          127,500            92,175


WF Opportunities - 133981



                                      A12

                                                               2003             2002              2001             2000
                                                         ---------------------------------------------------------------------
PROFUND VP SMALL CAP
        AUV at Beginning of Period                             $7.18            $9.41            $10.00 (4)
        AUV at End of Period                                  $10.08            $7.18             $9.41
        Number of Accumulation Units
           Outstanding at End of Period                      550,359          236,886            18,943

FOOTNOTES
(1)     Fund First Available during February 2000            (10)  Fund First Available August 2003
(2)     Fund First Available during May 2000                 (11)  Fund First Available September 2003
(3)     Fund First Available during October 2000
(4)     Fund First Available during May 2001
(5)     Fund First Available during November 2001
(6)     Fund First Available during December 2001
(7)     Fund First Available during May 2002
(8)     Fund First Available during September 2002
(9)     Fund First Available during December 2002

                                                    2003           2002           2001           2000
                                              --------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.70%

FIDELITY VIP EQUITY--INCOME
        AUV at Beginning of Period                    $7.80         $9.58 (9)
        AUV at End of Period                          $9.97         $7.80
        Number of Accumulation Units
           Outstanding at End of Period             881,408       338,456

ING AIM MID CAP GROWTH
        AUV at Beginning of Period                    $9.68        $14.41         $18.60         $21.61
        AUV at End of Period                         $13.72         $9.68         $14.41         $18.60
        Number of Accumulation Units
           Outstanding at End of Period           2,492,964     2,578,304      3,613,809      4,283,690

ING ALLIANCE MID CAP GROWTH
        AUV at Beginning of Period                    $9.89         $14.38         $16.96         $20.82
        AUV at End of Period                         $16.24          $9.89         $14.38         $16.96
        Number of Accumulation Units
           Outstanding at End of Period           5,800,164      6,139,531      7,379,706      8,274,067

ING DEVELOPING WORLD
        AUV at Beginning of Period                    $6.14          $7.00          $7.51         $11.54
        AUV at End of Period                          $8.85          $6.14          $7.00          $7.51
        Number of Accumulation Units
           Outstanding at End of Period           1,492,155      1,283,289      1,380,292      1,788,602

ING EAGLE ASSET VALUE EQUITY
        AUV at Beginning of Period                   $14.61         $17.92         $19.08         $17.84
        AUV at End of Period                         $17.99         $14.61         $17.92         $19.08
        Number of Accumulation Units
           Outstanding at End of Period           1,958,387      2,165,514      2,414,646      2,230,349

ING FMRSM DIVERSIFIED MID--CAP
        AUV at Beginning of Period                    $7.18          $9.06          $9.87         $10.00 (6)
        AUV at End of Period                          $9.42          $7.18          $9.06          $9.87
        Number of Accumulation Units
           Outstanding at End of Period           1,406,797      1,210,500        722,319        285,263

ING JANUS GROWTH AND INCOME
        AUV at Beginning of Period                    $7.00          $8.84          $9.94         $10.00 (6)
        AUV at End of Period                          $8.43          $7.00          $8.84          $9.94
        Number of Accumulation Units
           Outstanding at End of Period           2,181,919      1,909,356      1,431,165        283,250

ING JANUS SPECIAL EQUITY
        AUV at Beginning of Period                    $6.04          $8.29          $8.88         $10.00 (6)
        AUV at End of Period                          $8.92          $6.04          $8.29          $8.88
        Number of Accumulation Units
           Outstanding at End of Period             553,068        327,689        389,304        131,190

                                                 1999          1998           1997
                                              -----------------------------------------
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.70%

FIDELITY VIP EQUITY--INCOME
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

ING AIM MID CAP GROWTH
        AUV at Beginning of Period                $14.07        $14.20          $14.04 (1)
        AUV at End of Period                      $21.61        $14.07          $14.20
        Number of Accumulation Units
           Outstanding at End of Period        3,050,566       827,478          49,579

ING ALLIANCE MID CAP GROWTH
        AUV at Beginning of Period                $16.87         $15.32         $15.92 (1)
        AUV at End of Period                      $20.82         $16.87         $15.32
        Number of Accumulation Units
           Outstanding at End of Period        7,450,250      2,741,016        253,937

ING DEVELOPING WORLD
        AUV at Beginning of Period                 $7.26         $10.00 (2)
        AUV at End of Period                      $11.54          $7.26
        Number of Accumulation Units
           Outstanding at End of Period        1,344,877        111,872

ING EAGLE ASSET VALUE EQUITY
        AUV at Beginning of Period                $18.06         $18.09         $18.67 (1)
        AUV at End of Period                      $17.84         $18.06         $18.09
        Number of Accumulation Units
           Outstanding at End of Period        1,956,244      1,201,314        118,902

ING FMRSM DIVERSIFIED MID--CAP
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

ING JANUS GROWTH AND INCOME
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

ING JANUS SPECIAL EQUITY
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period


WF Opportunities - 133981



                                      A13

                                                    2003           2002           2001           2000
                                              ---------------------------------------------------------------
ING JENNISON EQUITY OPPORTUNITIES
        AUV at Beginning of Period                   $14.56         $20.94         $24.48         $29.38
        AUV at End of Period                         $18.77         $14.56         $20.94         $24.48
        Number of Accumulation Units
           Outstanding at End of Period           3,080,079      3,453,225      4,160,509      4,496,266

ING JP MORGAN FLEMING INTERNATIONAL
        AUV at Beginning of Period                   $10.00 (13)
        AUV at End of Period                         $11.86
        Number of Accumulation Units
           Outstanding at End of Period              32,414

ING JP MORGAN SMALLCAP
        AUV at Beginning of Period                    $7.83         $10.00 (9)
        AUV at End of Period                         $10.33          $7.83
        Number of Accumulation Units
           Outstanding at End of Period             498,967        166,809

ING JULIUS BAER FOREIGN
        AUV at Beginning of Period                    $8.21         $10.00 (9)
        AUV at End of Period                         $10.59          $8.21
        Number of Accumulation Units
           Outstanding at End of Period             189,658         52,606

ING MARSICO GROWTH
        AUV at Beginning of Period                   $10.30         $14.88         $21.70         $28.29
        AUV at End of Period                         $13.44         $10.30         $14.88         $21.70
        Number of Accumulation Units
           Outstanding at End of Period          10,340,319     11,094,010     15,394,399     18,166,964    1

ING MFS MID CAP GROWTH
        AUV at Beginning of Period                   $15.68         $31.15         $41.50         $39.02
        AUV at End of Period                         $21.44         $15.68         $31.15         $41.50
        Number of Accumulation Units
           Outstanding at End of Period           4,377,954      4,651,811      5,852,720      6,423,422

ING MFS RESEARCH
        AUV at Beginning of Period                   $14.76         $19.98         $25.89         $27.58
        AUV at End of Period                         $18.07         $14.76         $19.98         $25.89
        Number of Accumulation Units
           Outstanding at End of Period           5,236,618      6,171,512      7,706,339      8,763,560

ING PIMCO CORE BOND
         AUV at Beginning of Period                  $12.39         $11.60         $11.52         $11.60
        AUV at End of Period                         $12.76         $12.39         $11.60         $11.52
         Number of Accumulation Units
           Outstanding at End of Period           4,594,825      4,423,425      1,576,247        774,738

ING SALOMON BROTHERS AGGRESSIVE GROWTH
        AUV at Beginning of Period                   $10.00 (12)
        AUV at End of Period                         $10.80
        Number of Accumulation Units
           Outstanding at End of Period              96,653

ING SALOMON BROTHERS ALL CAP
        AUV at Beginning of Period                    $8.47         $11.58         $11.56         $10.00 (4)
        AUV at End of Period                         $11.57          $8.47         $11.58         $11.56
        Number of Accumulation Units
           Outstanding at End of Period           3,873,359      3,652,428      3,995,359      1,620,720

ING SALOMON BROTHERS INVESTORS
        AUV at Beginning of Period                    $8.00         $10.57         $11.23         $10.00 (4)
        AUV at End of Period                         $10.32          $8.00         $10.57         $11.23
        Number of Accumulation Units
           Outstanding at End of Period           1,438,354      1,371,277      1,410,056        234,838

ING T. ROWE PRICE CAPITAL APPRECIATION
        AUV at Beginning of Period                   $26.76         $27.09         $25.07         $20.91
        AUV at End of Period                         $32.94         $26.76         $27.09         $25.07
        Number of Accumulation Units
           Outstanding at End of Period           5,299,315      5,386,259      4,693,130      3,237,449

                                                  1999          1998           1997
                                              ------------------------------------------
ING JENNISON EQUITY OPPORTUNITIES
        AUV at Beginning of Period                 $23.98         $21.65         $21.57 (1)
        AUV at End of Period                       $29.38         $23.98         $21.65
        Number of Accumulation Units
           Outstanding at End of Period         3,574,165      1,023,965         69,625

ING JP MORGAN FLEMING INTERNATIONAL
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

ING JP MORGAN SMALLCAP
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

ING JULIUS BAER FOREIGN
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

ING MARSICO GROWTH
        AUV at Beginning of Period                 $16.16         $12.96         $15.10 (1)
        AUV at End of Period                       $28.29         $16.16         $12.96
        Number of Accumulation Units
           Outstanding at End of Period        15,200,893      2,354,359        238,200

ING MFS MID CAP GROWTH
        AUV at Beginning of Period                 $22.17         $18.36         $18.79 (1)
        AUV at End of Period                       $39.02         $22.17         $18.36
        Number of Accumulation Units
           Outstanding at End of Period         4,433,020      1,235,725         48,347

ING MFS RESEARCH
        AUV at Beginning of Period                 $22.59         $18.67         $19.15 (1)
        AUV at End of Period                       $27.58         $22.59         $18.67
        Number of Accumulation Units
           Outstanding at End of Period         8,143,208      3,674,201        162,677

ING PIMCO CORE BOND
         AUV at Beginning of Period                $12.92         $11.75         $11.87 (1)
        AUV at End of Period                       $11.60         $12.92         $11.75
         Number of Accumulation Units
           Outstanding at End of Period           619,047        194,008          6,455

ING SALOMON BROTHERS AGGRESSIVE GROWTH
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

ING SALOMON BROTHERS ALL CAP
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

ING SALOMON BROTHERS INVESTORS
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

ING T. ROWE PRICE CAPITAL APPRECIATION
        AUV at Beginning of Period                 $19.90         $19.11         $18.96 (1)
        AUV at End of Period                       $20.91         $19.90         $19.11
        Number of Accumulation Units
           Outstanding at End of Period         3,118,319      1,727,706        108,930


WF Opportunities - 133981



                                      A14

                                                    2003           2002           2001           2000
                                              --------------------------------------------------------------
ING T. ROWE PRICE EQUITY INCOME
        AUV at Beginning of Period                   $19.58         $22.94         $23.03         $20.74
        AUV at End of Period                         $24.09         $19.58         $22.94         $23.03
        Number of Accumulation Units
           Outstanding at End of Period           3,460,523      3,360,157      3,203,914      2,552,793

ING VAN KAMPEN GLOBAL FRANCHISE
        AUV at Beginning of Period                    $8.83         $10.00 (9)
        AUV at End of Period                         $10.96          $8.83
        Number of Accumulation Units
           Outstanding at End of Period             396,477        222,557

ING VAN KAMPEN GROWTH & INCOME
        AUV at Beginning of Period                   $17.67         $21.08         $24.36         $25.31
        AUV at End of Period                         $22.21         $17.67         $21.08         $24.36
        Number of Accumulation Units
           Outstanding at End of Period           6,539,928      7,350,028      8,865,678      9,922,551

ING VAN KAMPEN REAL ESTATE                           $26.86
        AUV at Beginning of Period                   $36.36         $27.27         $25.65         $19.92
        AUV at End of Period                                        $26.86         $27.27         $25.65
        Number of Accumulation Units
           Outstanding at End of Period           1,057,432        977,817        801,893        826,871

ING VP BOND PORTFOLIO
        AUV at Beginning of Period                   $10.62         $10.00 (9)
        AUV at End of Period                         $11.07         $10.62
        Number of Accumulation Units
           Outstanding at End of Period             587,973        707,083

ING VP GROWTH OPPORTUNITIES
        AUV at Beginning of Period                    $5.23          $7.78         $10.00 (7)
        AUV at End of Period                          $6.82          $5.23          $7.78
        Number of Accumulation Units
           Outstanding at End of Period             283,853        151,543         51,380

ING VP INDEX PLUS LARGE CAP
        AUV at Beginning of Period                   $10.00 (12)
        AUV at End of Period                          $8.91
        Number of Accumulation Units
           Outstanding at End of Period             295,431

ING VP MAGNACAP
        AUV at Beginning of Period                    $7.07          $9.33         $10.00 (7)
        AUV at End of Period                          $9.08          $7.07          $9.33
        Number of Accumulation Units
           Outstanding at End of Period             202,659        125,575         76,114

ING VP SMALLCAP OPPORTUNITIES
        AUV at Beginning of Period                    $4.60          $8.31         $10.00 (7)
        AUV at End of Period                          $6.25          $4.60          $8.31
        Number of Accumulation Units
           Outstanding at End of Period             948,468        483,573        188,338

ING VP WORLDWIDE GROWTH
        AUV at Beginning of Period                    $5.16          $6.99          $8.74         $10.00 (5)
        AUV at End of Period                          $6.56          $5.16          $6.99          $8.74
        Number of Accumulation Units
           Outstanding at End of Period             450,252        361,647        247,751         28,853

PIMCO HIGH YIELD PORTFOLIO
        AUV at Beginning of Period                    $9.70          $9.99          $9.93         $10.19
        AUV at End of Period                         $11.72          $9.70          $9.99          $9.93
        Number of Accumulation Units
           Outstanding at End of Period           6,864,118      5,428,136      5,191,930      4,861,886

                                                 1999          1998           1997
                                              -----------------------------------------
ING T. ROWE PRICE EQUITY INCOME
        AUV at Beginning of Period                $21.26         $19.97         $19.99 (1)
        AUV at End of Period                      $20.74         $21.26         $19.97
        Number of Accumulation Units
           Outstanding at End of Period        2,294,951        744,367         35,954

ING VAN KAMPEN GLOBAL FRANCHISE
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

ING VAN KAMPEN GROWTH & INCOME
        AUV at Beginning of Period                $22.22         $19.81         $19.05 (1)
        AUV at End of Period                      $25.31         $22.22         $19.81
        Number of Accumulation Units
           Outstanding at End of Period        9,473,482      4,305,084        179,402

ING VAN KAMPEN REAL ESTATE
        AUV at Beginning of Period                $21.07         $24.76         $24.56 (1)
        AUV at End of Period                      $19.92         $21.07         $24.76
        Number of Accumulation Units
           Outstanding at End of Period          554,454        426,516         45,472

ING VP BOND PORTFOLIO
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

ING VP GROWTH OPPORTUNITIES
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

ING VP INDEX PLUS LARGE CAP
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

ING VP MAGNACAP
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

ING VP SMALLCAP OPPORTUNITIES
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

ING VP WORLDWIDE GROWTH
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

PIMCO HIGH YIELD PORTFOLIO
        AUV at Beginning of Period                $10.06         $10.00 (3)
        AUV at End of Period                      $10.19         $10.06
        Number of Accumulation Units
           Outstanding at End of Period        5,486,600      1,558,466


WF Opportunities - 133981



                                      A15

                                                    2003           2002           2001           2000
                                              ------------------------------------------------------------
PROFUND VP BULL
        AUV at Beginning of Period                    $6.63          $8.88         $10.00 (7)
        AUV at End of Period                          $8.19          $6.63          $8.88
        Number of Accumulation Units
           Outstanding at End of Period             548,338        342,070        353,534

PROFUND VP SMALL CAP
        AUV at Beginning of Period                    $7.17          $9.41         $10.00 (7)
        AUV at End of Period                         $10.07          $7.17          $9.41
        Number of Accumulation Units
           Outstanding at End of Period           1,076,231        499,606        128,298

                                                   1999          1998           1997
                                             --------------------------------------------
PROFUND VP BULL
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

PROFUND VP SMALL CAP
        AUV at Beginning of Period
        AUV at End of Period
        Number of Accumulation Units
           Outstanding at End of Period

FOOTNOTES
  (1)   Fund First Available during October 1997                     (12)  Fund First Available in August 2003
  (2)   Fund First Available during February 1998                    (13)  Fund First Available in September 2003
  (3)   Fund First Available during May 1998
  (4)   Fund First Available during February 2000
  (5)   Fund First Available during May 2000
  (6)   Fund First Available during October 2000
  (7)   Fund First Available during May 2001
  (8)   Fund First Available during November 2001
  (9)   Fund First Available during May 2002
  (10)  Fund First Available during September 2002
  (11)  Fund First Available during December 2002

                                                             2003               2002               2001             2000
                                                     --------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.75 %

FIDELITY VIP EQUITY--INCOME
        AUV at Beginning of Period                              $7.79             $9.57           $10.00 (7)
        AUV at End of Period                                    $9.96             $7.79            $9.57
        Number of Accumulation Units
           Outstanding at End of Period                       987,940           139,297

ING AIM MID CAP GROWTH
        AUV at Beginning of Period                              $9.64            $14.37           $18.55           $21.42 (1)
        AUV at End of Period                                   $13.66             $9.64           $14.37           $18.55
        Number of Accumulation Units
           Outstanding at End of Period                       542,810           398,841          327,852          149,363

ING ALLIANCE MID CAP GROWTH
        AUV at Beginning of Period                              $9.86            $14.34           $16.92           $19.90 (1)
        AUV at End of Period                                   $16.18             $9.86           $14.34           $16.92
        Number of Accumulation Units
           Outstanding at End of Period                       888,765           616,586          395,575          116,196

ING DEVELOPING WORLD
        AUV at Beginning of Period                              $6.13             $6.98            $7.50           $11.60 (1)
        AUV at End of Period                                    $8.83             $6.13            $6.98            $7.50
        Number of Accumulation Units
           Outstanding at End of Period                       410,102           256,921          138,408           35,033

ING EAGLE ASSET VALUE EQUITY
        AUV at Beginning of Period                             $14.56            $17.87           $19.03           $17.21 (1)
        AUV at End of Period                                   $17.92            $14.56           $17.87           $19.03
        Number of Accumulation Units
           Outstanding at End of Period                       406,394           307,027          174,298           10,293

ING FMRSM DIVERSIFIED MID--CAP
        AUV at Beginning of Period                              $7.17             $9.05            $9.87           $10.00 (3)
        AUV at End of Period                                    $9.41             $7.17            $9.05            $9.87
        Number of Accumulation Units
           Outstanding at End of Period                     1,170,476           839,244          335,910           10,627

ING JANUS GROWTH AND INCOME
        AUV at Beginning of Period                              $6.99             $8.83            $9.94           $10.00 (3)
        AUV at End of Period                                    $8.42             $6.99            $8.83            $9.94
        Number of Accumulation Units
           Outstanding at End of Period                     2,197,627         1,307,256          638,396           21,427


WF Opportunities - 133981



                                      A16

                                                             2003               2002               2001             2000
                                                     --------------------------------------------------------------------------
ING JANUS SPECIAL EQUITY
        AUV at Beginning of Period                              $6.03             $8.29            $8.88           $10.00 (3)
        AUV at End of Period                                    $8.91             $6.03            $8.29            $8.88
        Number of Accumulation Units
           Outstanding at End of Period                       356,949           292,322          197,279            5,866

ING JENNISON EQUITY OPPORTUNITIES
        AUV at Beginning of Period                             $14.48            $20.84           $24.38           $28.75 (1)
        AUV at End of Period                                   $18.66            $14.48           $20.84           $24.38
        Number of Accumulation Units
           Outstanding at End of Period                       619,669           577,201          446,323          109,154

ING JP MORGAN FLEMING INTERNATIONAL
        AUV at Beginning of Period                             $10.00 (11)
        AUV at End of Period                                   $11.86
        Number of Accumulation Units
           Outstanding at End of Period                        25,758

ING JP MORGAN SMALLCAP
        AUV at Beginning of Period                              $7.83            $10.00 (7)
        AUV at End of Period                                   $10.32             $7.83
        Number of Accumulation Units
           Outstanding at End of Period                       299,555            72,176

ING JULIUS BAER FOREIGN
        AUV at Beginning of Period                              $8.21            $10.00 (7)
        AUV at End of Period                                   $10.58             $8.21
        Number of Accumulation Units
           Outstanding at End of Period                       172,289             9,890

ING MARSICO GROWTH
        AUV at Beginning of Period                             $10.27            $14.84           $21.65           $28.78 (1)
        AUV at End of Period                                   $13.39            $10.27           $14.84           $21.65
        Number of Accumulation Units
           Outstanding at End of Period                     1,718,678         1,379,115        1,104,093          437,723

ING MFS MID CAP GROWTH
        AUV at Beginning of Period                             $15.61            $31.04           $41.37           $37.94 (1)
        AUV at End of Period                                   $21.34            $15.61           $31.04           $41.37
        Number of Accumulation Units
           Outstanding at End of Period                     1,057,927           911,395          577,692          162,554

ING MFS RESEARCH
        AUV at Beginning of Period                             $14.70            $19.91           $25.81           $26.51 (1)
        AUV at End of Period                                   $17.99            $14.70           $19.91           $25.81
        Number of Accumulation Units
           Outstanding at End of Period                       978,846           792,215          588,415          160,258

ING PIMCO CORE BOND
        AUV at Beginning of Period                             $12.34            $11.56           $11.48           $11.26 (1)
        AUV at End of Period                                   $12.70            $12.34           $11.56           $11.48
        Number of Accumulation Units
           Outstanding at End of Period                     2,257,025         1,446,426          328,948           16,895

ING SALOMON BROTHERS AGGRESSIVE GROWTH
        AUV at Beginning of Period                             $10.00 (11)
        AUV at End of Period                                   $10.80
        Number of Accumulation Units
           Outstanding at End of Period                        51,221

ING SALOMON BROTHERS ALL CAP
        AUV at Beginning of Period                              $8.46            $11.57           $11.56           $10.00 (1)
        AUV at End of Period                                   $11.54             $8.46           $11.57           $11.56
        Number of Accumulation Units
           Outstanding at End of Period                     1,812,621         1,438,659          902,603           98,842


WF Opportunities - 133981



                                      A17

                                                             2003               2002               2001             2000
                                                     --------------------------------------------------------------------------
ING SALOMON BROTHERS INVESTORS
        AUV at Beginning of Period                              $7.99            $10.56           $11.23           $10.00 (1)
        AUV at End of Period                                   $10.30             $7.99           $10.56           $11.23
        Number of Accumulation Units
           Outstanding at End of Period                       676,868           534,293          384,799           11,867

ING T. ROWE PRICE CAPITAL APPRECIATION
        AUV at Beginning of Period                             $26.57            $26.91           $24.92           $20.20 (1)
        AUV at End of Period                                   $32.69            $26.57           $26.91           $24.92
        Number of Accumulation Units
           Outstanding at End of Period                     2,065,649         1,345,841          531,690           15,600

ING T. ROWE PRICE EQUITY INCOME
        AUV at Beginning of Period                             $19.44            $22.79           $22.89           $19.52 (1)
        AUV at End of Period                                   $23.91            $19.44           $22.79           $22.89
        Number of Accumulation Units
           Outstanding at End of Period                     1,278,747           773,224          387,753           30,890

ING VAN KAMPEN GLOBAL FRANCHISE
        AUV at Beginning of Period                              $8.83            $10.00 (7)
        AUV at End of Period                                   $10.95             $8.83
        Number of Accumulation Units
           Outstanding at End of Period                       242,169            53,323

ING VAN KAMPEN GROWTH & INCOME
        AUV at Beginning of Period                             $17.58            $20.99           $24.27           $25.04 (1)
        AUV at End of Period                                   $22.09            $17.58           $20.99           $24.27
        Number of Accumulation Units
           Outstanding at End of Period                       842,519           616,373          485,828          119,426

ING VAN KAMPEN REAL ESTATE
        AUV at Beginning of Period                             $26.67            $27.09           $25.50           $19.96 (1)
        AUV at End of Period                                   $36.09            $26.67           $27.09           $25.50
        Number of Accumulation Units
           Outstanding at End of Period                       398,419           271,009          101,334           25,056

ING VP BOND PORTFOLIO
        AUV at Beginning of Period                             $10.62            $10.00 (7)
        AUV at End of Period                                   $11.06            $10.62
        Number of Accumulation Units
           Outstanding at End of Period                       277,417           218,867

ING VP GROWTH OPPORTUNITIES
        AUV at Beginning of Period                              $5.23             $7.77           $10.00 (4)
        AUV at End of Period                                    $6.81             $5.23            $7.77
        Number of Accumulation Units
           Outstanding at End of Period                       230,737           149,495           27,449

ING VP INDEX PLUS LARGE CAP
        AUV at Beginning of Period                             $10.00 (10)
        AUV at End of Period                                    $8.90
        Number of Accumulation Units
           Outstanding at End of Period                       275,705

ING VP MAGNACAP
        AUV at Beginning of Period                              $7.06             $9.33           $10.00 (4)
        AUV at End of Period                                    $9.06             $7.06            $9.33
        Number of Accumulation Units
           Outstanding at End of Period                       198,861           102,496           24,770

ING VP SMALLCAP OPPORTUNITIES
        AUV at Beginning of Period                              $4.59             $8.31           $10.00 (4)
        AUV at End of Period                                    $6.25             $4.59            $8.31
        Number of Accumulation Units
           Outstanding at End of Period                       952,613           454,391           79,268

ING VP WORLDWIDE GROWTH
        AUV at Beginning of Period                              $5.16             $6.98            $8.73           $10.00 (2)
        AUV at End of Period                                    $6.54             $5.16            $6.98            $8.73
        Number of Accumulation Units
           Outstanding at End of Period                       571,723           349,870          169,312            7,369


WF Opportunities - 133981



                                      A18

                                                             2003               2002               2001             2000
                                                     --------------------------------------------------------------------------
PIMCO HIGH YIELD PORTFOLIO
        AUV at Beginning of Period                              $9.68             $9.97            $9.92           $10.10 (1)
        AUV at End of Period                                   $11.68             $9.68            $9.97            $9.92
        Number of Accumulation Units
           Outstanding at End of Period                     2,442,654         1,004,330          489,627           64,046

PROFUND VP BULL
        AUV at Beginning of Period                              $6.63             $8.87           $10.00 (4)
        AUV at End of Period                                    $8.18             $6.63            $8.87
        Number of Accumulation Units
           Outstanding at End of Period                       467,546           185,752           27,580

PROFUND VP SMALL CAP
        AUV at Beginning of Period                              $7.17             $9.41           $10.00 (4)
        AUV at End of Period                                   $10.05             $7.17            $9.41
        Number of Accumulation Units
           Outstanding at End of Period                       426,723           182,536           19,151

FOOTNOTES
(1)     Fund First Available during February 2000                (10)  Fund First Available during August 2003
(2)     Fund First Available during May 2000                     (11)  Fund First Available during September 2003
(3)     Fund First Available during October 2000
(4)     Fund First Available during May 2001
(5)     Fund First Available during November 2001
(6)     Fund First Available during December 2001
(7)     Fund First Available during May 2002
(8)     Fund First Available during September 2002
(9)     Fund First Available during December 2002

                                                                2003             2002              2001
                                                     ----------------------------------------------------------
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.85 %

FIDELITY VIP EQUITY--INCOME
      AUV at Beginning of Period                                 $7.78            $9.57 (4)
      AUV at End of Period                                       $9.93            $7.78
      Number of Accumulation Units
         Outstanding at End of Period                        1,139,372           70,754

ING AIM MID CAP GROWTH
      AUV at Beginning of Period                                 $9.57           $14.28            $17.13 (1)
      AUV at End of Period                                      $13.54            $9.57            $14.28
      Number of Accumulation Units
         Outstanding at End of Period                          392,810          179,598           107,256

ING ALLIANCE MID CAP GROWTH
      AUV at Beginning of Period                                 $9.79           $14.26            $16.11 (1)
      AUV at End of Period                                      $16.05            $9.79            $14.26
      Number of Accumulation Units
         Outstanding at End of Period                          719,928          249,303           115,783

ING DEVELOPING WORLD
      AUV at Beginning of Period                                 $6.10            $6.96             $7.40 (1)
      AUV at End of Period                                       $8.77            $6.10             $6.96
      Number of Accumulation Units
         Outstanding at End of Period                          380,832           89,889            27,104

ING EAGLE ASSET VALUE EQUITY
      AUV at Beginning of Period                                $14.44           $17.74            $18.61 (1)
      AUV at End of Period                                      $17.75           $14.44            $17.74
      Number of Accumulation Units
         Outstanding at End of Period                          242,601          160,512            69,963

ING FMRSM DIVERSIFIED MID--CAP
      AUV at Beginning of Period                                 $7.16            $9.04             $9.45 (1)
      AUV at End of Period                                       $9.38            $7.16             $9.04
      Number of Accumulation Units
         Outstanding at End of Period                        1,113,986          532,775           233,654


WF Opportunities - 133981



                                      A19

                                                                2003             2002              2001
                                                     ----------------------------------------------------------
ING JANUS GROWTH AND INCOME
      AUV at Beginning of Period                                 $6.98            $8.82             $9.62 (1)
      AUV at End of Period                                       $8.39            $6.98             $8.82
      Number of Accumulation Units
         Outstanding at End of Period                        1,292,405          803,023           297,442

ING JANUS SPECIAL EQUITY
      AUV at Beginning of Period                                 $6.01            $8.28             $8.73 (1)
      AUV at End of Period                                       $8.88            $6.01             $8.28
      Number of Accumulation Units
         Outstanding at End of Period                          384,529          170,016           116,186

ING JENNISON EQUITY OPPORTUNITIES
      AUV at Beginning of Period                                $14.33           $20.64            $23.37 (1)
      AUV at End of Period                                      $18.44           $14.33            $20.64
      Number of Accumulation Units
         Outstanding at End of Period                          296,297          263,933           138,979

ING JP MORGAN FLEMING INTERNATIONAL
      AUV at Beginning of Period                                $10.00 (8)
      AUV at End of Period                                      $11.86
      Number of Accumulation Units
         Outstanding at End of Period                           58,638

ING JP MORGAN SMALLCAP
      AUV at Beginning of Period                                 $7.82           $10.00 (5)
      AUV at End of Period                                      $10.30            $7.82
      Number of Accumulation Units
         Outstanding at End of Period                          376,174           54,218

ING JULIUS BAER FOREIGN
      AUV at Beginning of Period                                 $8.20           $10.00 (5)
      AUV at End of Period                                      $10.56            $8.20
      Number of Accumulation Units
         Outstanding at End of Period                          122,689           12,519

ING MARSICO GROWTH
      AUV at Beginning of Period                                $10.20           $14.75            $20.06 (1)
      AUV at End of Period                                      $13.28           $10.20            $14.75
      Number of Accumulation Units
         Outstanding at End of Period                        1,329,455          464,261           332,353

ING MFS MID CAP GROWTH
      AUV at Beginning of Period                                $15.48           $30.81            $38.92 (1)
      AUV at End of Period                                      $21.14           $15.48            $30.81
      Number of Accumulation Units
         Outstanding at End of Period                          821,081          511,368           217,014

ING MFS RESEARCH
      AUV at Beginning of Period                                $14.58           $19.77            $24.45 (1)
      AUV at End of Period                                      $17.82           $14.58            $19.77
      Number of Accumulation Units
         Outstanding at End of Period                          600,566          377,645           167,033

ING PIMCO CORE BOND
      AUV at Beginning of Period                                $12.24           $11.47            $11.56 (1)
      AUV at End of Period                                      $12.58           $12.24            $11.47
      Number of Accumulation Units
         Outstanding at End of Period                        1,759,464        1,325,734           153,359

ING SALOMON BROTHERS AGGRESSIVE GROWTH
      AUV at Beginning of Period                                $10.00 (8)
      AUV at End of Period                                      $10.80
      Number of Accumulation Units
         Outstanding at End of Period                           95,578

ING SALOMON BROTHERS ALL CAP
      AUV at Beginning of Period                                 $8.44           $11.55            $11.41 (1)
      AUV at End of Period                                      $11.50            $8.44            $11.55
      Number of Accumulation Units
         Outstanding at End of Period                        1,254,827          915,050           471,202


WF Opportunities - 133981



                                      A20

                                                                2003             2002              2001
                                                     ----------------------------------------------------------
ING SALOMON BROTHERS INVESTORS
      AUV at Beginning of Period                                 $7.96           $10.54            $11.09 (1)
      AUV at End of Period                                      $10.26            $7.96            $10.54
      Number of Accumulation Units
         Outstanding at End of Period                          521,865          336,121           221,246

ING T. ROWE PRICE CAP. APPRECIATION
      AUV at Beginning of Period                                $26.20           $26.56            $24.57 (1)
      AUV at End of Period                                      $32.20           $26.20            $26.56
      Number of Accumulation Units
         Outstanding at End of Period                        1,921,555        1,256,046           329,416

ING T. ROWE PRICE EQUITY INCOME
      AUV at Beginning of Period                                $19.17           $22.50            $22.48 (1)
      AUV at End of Period                                      $23.55           $19.17            $22.50
      Number of Accumulation Units
         Outstanding at End of Period                        1,089,874          479,848           191,974

ING VAN KAMPEN GLOBAL FRANCHISE
      AUV at Beginning of Period                                 $8.82           $10.00 (5)
      AUV at End of Period                                      $10.93            $8.82
      Number of Accumulation Units
         Outstanding at End of Period                          360,519          130,192

ING VAN KAMPEN GROWTH & INCOME
      AUV at Beginning of Period                                $17.42           $20.82            $23.65 (1)
      AUV at End of Period                                      $21.86           $17.42            $20.82
      Number of Accumulation Units
         Outstanding at End of Period                          619,369          274,359           118,228

ING VAN KAMPEN REAL ESTATE
      AUV at Beginning of Period                                $26.29           $26.74            $24.97 (1)
      AUV at End of Period                                      $35.55           $26.29            $26.74
      Number of Accumulation Units
         Outstanding at End of Period                          462,356          222,333            81,300

ING VP BOND PORTFOLIO
      AUV at Beginning of Period                                $10.61           $10.00 (5)
      AUV at End of Period                                      $11.04           $10.61
      Number of Accumulation Units
         Outstanding at End of Period                          650,222          564,471

ING VP GROWTH OPPORTUNITIES
      AUV at Beginning of Period                                 $5.22            $7.77            $10.00 (2)
      AUV at End of Period                                       $6.79            $5.22             $7.77
      Number of Accumulation Units
         Outstanding at End of Period                          392,296          109,759            52,668

ING VP INDEX PLUS LARGE CAP
      AUV at Beginning of Period                                $10.00 (9)
      AUV at End of Period                                       $8.88
      Number of Accumulation Units
         Outstanding at End of Period                          454,342

ING VP MAGNACAP
      AUV at Beginning of Period                                 $7.05            $9.33            $10.00 (2)
      AUV at End of Period                                       $9.04            $7.05             $9.33
      Number of Accumulation Units
         Outstanding at End of Period                          190,776          108,902            19,437

ING VP SMALLCAP OPPORTUNITIES
      AUV at Beginning of Period                                 $4.59            $8.31            $10.00 (2)
      AUV at End of Period                                       $6.23            $4.59             $8.31
      Number of Accumulation Units
         Outstanding at End of Period                        1,204,050          374,677           141,397


WF Opportunities - 133981



                                      A21

                                                                2003             2002              2001
                                                     ----------------------------------------------------------
ING VP WORLDWIDE GROWTH
      AUV at Beginning of Period                                 $5.14            $6.97             $8.62 (1)
      AUV at End of Period                                       $6.52            $5.14             $6.97
      Number of Accumulation Units
         Outstanding at End of Period                          619,543          382,518            75,723

PIMCO HIGH YIELD PORTFOLIO
      AUV at Beginning of Period                                 $9.63            $9.93             $9.91 (1)
      AUV at End of Period                                      $11.62            $9.63             $9.93
      Number of Accumulation Units
         Outstanding at End of Period                        2,084,914          624,872           217,554

PROFUND VP BULL
      AUV at Beginning of Period                                 $6.62            $8.87            $10.00 (2)
      AUV at End of Period                                       $8.16            $6.62             $8.87
      Number of Accumulation Units
         Outstanding at End of Period                          525,852          114,753            15,636

PROFUND VP SMALL CAP
      AUV at Beginning of Period                                 $7.16            $9.40            $10.00 (2)
      AUV at End of Period                                      $10.03            $7.16             $9.40
      Number of Accumulation Units
         Outstanding at End of Period                          697,737          114,433            21,722

FOOTNOTES
(1)   Fund First Available during February 2001         (8)  Fund First Available during August 2003
(2)   Fund First Available during May 2001              (9)  Fund First Available during September 2003
(3)   Fund First Available during November 2001
(4)   Fund First Available during December 2001
(5)   Fund First Available during May 2002
(6)   Fund First Available during September 2002
(7)   Fund First Available during December 2002



WF Opportunities - 133981


                                      A22

--------------------------------------------------------------------------------
APPENDIX B
--------------------------------------------------------------------------------

                            The Investment Portfolios

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses of the funds carefully before investing. Please refer to the fund prospectuses for this and additional information.

Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge, from our Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC's web site or by contacting the SEC Public Reference Room.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund's investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.


Certain funds are designated as "Master-Feeder" Funds". Funds offered in a Master-Feeder structure (such as the American Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities.


     List of Fund Name Changes

     Former Fund Name                                             Current Fund Name
     -------------------------------------------------------------------------------------------------------------------

     ING MFS Research Portfolio                                   ING Oppenheimer Main Street Portfolio
     ING VP Bond Portfolio                                        ING VP Intermediate Bond Portfolio


Fund Name and
Investment Adviser/Subadviser                                     Investment Objective
------------------------------------------------------------------------------------------------------------------------------
ING Investors Trust
       7337 E. Doubletree Ranch Road, Scottsdale, AZ  85258
------------------------------------------------------------------------------------------------------------------------------
ING AIM Mid Cap Growth Portfolio (Class S)                        Seeks capital appreciation. The Portfolio seeks to meet
                                                                  its objective by investing, normally, at least 80% of its
    Investment Adviser:  Directed Services, Inc.                  assets in equity securities of mid-capitalization
    Investment Subadviser: A I M Capital Management, Inc.         companies.
------------------------------------------------------------------------------------------------------------------------------


WF Opportunities - 133981


                                       B1

Fund Name and
Investment Adviser/Subadviser                                     Investment Objective
------------------------------------------------------------------------------------------------------------------------------
ING Alliance Mid Cap Growth Portfolio                             Seeks long-term total return. The Portfolio invests
    (Class S)                                                     primarily in common stocks of middle capitalization
                                                                  companies. The Portfolio normally invests substantially
    Investment Adviser: Directed Services, Inc.                   all of its assets in high-quality common stocks that
    Investment Subadviser: Alliance Capital Management, L.P.      Alliance expects to increase in value.
------------------------------------------------------------------------------------------------------------------------------

ING American Funds Growth Portfolio                               Seeks to make your investment grow.  The Portfolio operates as a "feeder fund" which invests all of its assets in the
    Investment Adviser: ING Investments, LLC                      "master fund" which is Class 2 shares of the Growth Fund, a
    Investment Subadviser: Capital Research and Management        series of American Funds Insurance Series(R), a registered
    Company                                                       open-end investment company.  The master fund invests
                                                                  primarily in common stocks of companies that appear to
                                                                  offer superior opportunities for growth of capital.  The
                                                                  Growth Fund is designed for investors seeking long-term
                                                                  capital appreciation through stocks.
------------------------------------------------------------------------------------------------------------------------------
ING American Funds Growth-Income Portfolio                        Seeks to make your investment grow and provide you with
                                                                  income over time.  The Portfolio operates as a "feeder
    Investment Adviser:  ING Investments, LLC                     fund" which invests all of its assets in the "master fund"
    Investment Subadviser:  Capital Research and Management       which is Class 2 shares of the Growth-Income Fund, a series
    Company                                                       of American Funds Insurance Series(R), a registered open-end investment company.  The master fund invests primarily in
                                                                  common stocks or other securities which demonstrate the
                                                                  potential for appreciation and/or dividends.  The
                                                                  Growth-Income Fund is designed for investors seeking both
                                                                  capital appreciation and income.
------------------------------------------------------------------------------------------------------------------------------
ING American Funds International Portfolio                        Seeks to make your investment grow over time.  The
                                                                  Portfolio operates as a "feeder fund" which invests all of
    Investment Adviser:  ING Investments, LLC                     its assets in the "master fund" which is Class 2 shares of
    Investment Subadviser:  Capital Research and Management       the International Fund, a series of American Funds
    Company                                                       Insurance Series(R), a registered open-end investment
                                                                  company.  The master fund invests primarily in common
                                                                  stocks of companies located outside the United States.  The
                                                                  International Fund is designed for investors seeking
                                                                  capital appreciation through stocks.

------------------------------------------------------------------------------------------------------------------------------
ING Developing World Portfolio (Class S)                          Seeks capital appreciation. The Portfolio normally invests at least 80% of its assets in securities of issuers
    Investment Adviser:  Directed Services, Inc.                  located in at least three countries with emerging
    Investment Subadviser:  ING Investment Management Advisors    securities markets.  The Portfolio may invest up to 20% of
    B.V.                                                          its assets in securities of U.S. and other developed
                                                                  market issuers, including investment-grade debt securities of U.S. issuers.
------------------------------------------------------------------------------------------------------------------------------
ING Eagle Asset Capital Appreciation Portfolio (Class S)          Seeks capital appreciation. Dividend income is a secondary
    (formerly ING Eagle Asset Value Equity Portfolio)             objective. The Portfolio normally invests at least 80% of
                                                                  its assets in equity securities of domestic and foreign
    Investment Adviser:  Directed Services, Inc.                  issuers that meet quantitative standards relating to
    Investment Subadviser: Eagle Asset Management, Inc.           financial soundness and high intrinsic value relative to
                                                                  price.
------------------------------------------------------------------------------------------------------------------------------
ING FMRSM Diversified Mid Cap Portfolio                           Seeks long-term growth of capital. The Portfolio Manager
    (Class S)                                                     normally invests the Portfolio's assets primarily in
                                                                  common stocks. The Portfolio Manager normally invests at
    Investment Adviser:  Directed Services, Inc.                  least 80% of the Portfolio's assets in securities of
    Investment Subadviser: Fidelity Management & Research         companies with medium market capitalizations.
    Company
------------------------------------------------------------------------------------------------------------------------------
ING Janus Special Equity Portfolio (Class S)                      A nondiversified Portfolio that seeks capital
                                                                  appreciation. The Portfolio invests, under normal
    Investment Adviser:  Directed Services, Inc.                  circumstances, at least 80% of its net assets (plus
    Investment Subadviser: Janus Capital Management, LLC          borrowings for investment purposes) in equity securities
                                                                  with the potential for long-term growth of capital.
------------------------------------------------------------------------------------------------------------------------------


WF Opportunities - 133981


                                       B2

Fund Name and
Investment Adviser/Subadviser                                     Investment Objective
------------------------------------------------------------------------------------------------------------------------------
ING Jennison Equity Opportunities Portfolio                       Seeks long-term capital growth. The Portfolio normally
    (Class S)                                                     invests at least 80% of its net assets (plus any
                                                                  borrowings for investment purposes) in attractively valued
    Investment Adviser:  Directed Services, Inc.                  equity securities of companies with current or emerging
    Investment Subadviser: Jennison Associates, LLC               earnings growth the Portfolio Manager believes to be not
                                                                  fully appreciated or recognized by the market.
------------------------------------------------------------------------------------------------------------------------------
ING JPMorgan Small Cap Equity Portfolio (Class S)                 A nondiversified Portfolio that seeks capital growth over
                                                                  the long term. Under normal market conditions, the
    Investment Adviser:  Directed Services, Inc.                  Portfolio invests at least 80% of its total assets in
    Investment Subadviser: J.P. Morgan Investment Management      equity securities of small-cap companies.
    Inc.
------------------------------------------------------------------------------------------------------------------------------

ING Julius Baer Foreign Portfolio (Class S)                       Seeks long-term growth of capital.  Under normal
                                                                  conditions, the Portfolio invests in a wide variety of
    Investment Adviser:  Directed Services, Inc.                  international equity securities issued through the world,
    Investment Subadviser: Julius Baer Investment Management LLC  normally excluding the United States.  Normally invests at least 80% of its assets in equity securities tied
                                                                  economically to countries outside the United States.

------------------------------------------------------------------------------------------------------------------------------
ING Legg Mason Value Portfolio (Class S)                          Seeks long-term growth of capital. The Portfolio normally
    (formerly ING Janus Growth and Income Portfolio)              invests in equity securities that offer the potential for
                                                                  capital growth.  The Portfolio may also invest in
    Investment Adviser:  Directed Services, Inc.                  companies with market capitalizations greater than $5
    Investment Subadviser: Legg Mason Funds Management, Inc.      billion, but may invest in companies of any size.  The
                                                                  Portfolio may also invest up to 25% of its total assets in long-term debt securities.
------------------------------------------------------------------------------------------------------------------------------
ING Marsico Growth Portfolio (Class S)                            Seeks capital appreciation. The Portfolio invests
                                                                  primarily in equity securities selected for their growth
    Investment Adviser:  Directed Services, Inc.                  potential. The Portfolio may invest in companies of any
    Investment Subadviser: Marsico Capital Management, LLC        size, from larger, well-established companies to smaller,
                                                                  emerging growth companies.
------------------------------------------------------------------------------------------------------------------------------
ING MFS Mid Cap Growth Portfolio (Class S)                        Seeks long-term growth of capital.  The Portfolio normally invests at least 80% of its net assets in common stocks
    Investment Adviser:  Directed Services, Inc.                  and related securities (such as preferred stocks,
    Investment Subadviser: Massachusetts Financial Services       convertible securities and depositary receipts) of
    Company                                                       companies with medium market capitalizations (or "mid-cap
                                                                  companies") which the Portfolio Manager believes have
                                                                  above-average growth potential.
------------------------------------------------------------------------------------------------------------------------------

ING Oppenheimer Main Street Portfolio (Class S)                   Seeks long-term growth of capital and future income. The
                                                                  Portfolio currently invests mainly in common stocks of
    Investment Adviser:  Directed Services, Inc.                  U.S. companies of different capitalization ranges,
    Investment Subadviser: OppenheimerFunds, Inc.                 presently focusing on large-capitalization issuers.  It
                                                                  also can buy debt securities, such as bonds and
                                                                  debentures, but does not currently emphasize these
                                                                  investments.

------------------------------------------------------------------------------------------------------------------------------
ING PIMCO Core Bond Portfolio (Class S)                           Seeks maximum total return, consistent with preservation
                                                                  of capital and prudent investment management. The
    Investment Adviser:  Directed Services, Inc.                  Portfolio invests, under normal circumstances, at least
    Investment Subadviser: Pacific Investment Management          80% of its net assets (plus borrowings for investment
    Company LLC                                                   purposes) in a diversified portfolio of fixed income
                                                                  instruments of varying maturities.
------------------------------------------------------------------------------------------------------------------------------
ING PIMCO High Yield Portfolio (Class S)                          Seeks maximum total return, consistent with preservation
    (formerly PIMCO High Yield Portfolio)                         of capital and prudent investment management.  The
                                                                  Portfolio normally invests at least 80% of its assets in a
    Investment Adviser:  Directed Services, Inc.                  diversified portfolio of high yield securities ("junk
    Investment Subadviser:  Pacific Investment Management         bonds") rated below investment grade but rated at least B.
    Company LLC
------------------------------------------------------------------------------------------------------------------------------


WF Opportunities - 133981


                                       B3

Fund Name and
Investment Adviser/Subadviser                                     Investment Objective
------------------------------------------------------------------------------------------------------------------------------
ING Salomon Brothers All Cap Portfolio                            A nondiversified Portfolio that seeks capital appreciation
    (Class S)                                                     through investment in securities which the Subadviser
                                                                  believes have above-average capital appreciation
    Investment Adviser:  Directed Services, Inc.                  potential. The Portfolio invests primarily in common
    Investment Subadviser: Salomon Brothers Asset Management,     stocks and common stock equivalents, such as preferred
    Inc.                                                          stocks and securities convertible into common stocks, of
                                                                  companies the Portfolio Manager believes are undervalued
                                                                  in the marketplace.
------------------------------------------------------------------------------------------------------------------------------
ING Salomon Brothers Investors Portfolio                          Seeks long-term growth of capital. Secondarily seeks
    (Class S)                                                     current income. The Portfolio invests primarily in equity
                                                                  securities of U.S. companies. The Portfolio may also
    Investment Adviser:  Directed Services, Inc.                  invest in other equity securities. To a lesser degree, the
    Investment Subadviser: Salomon Brothers Asset Management,     Portfolio invests in income producing securities such as
    Inc.                                                          debt securities, and may also invest in securities of
                                                                  foreign issuers.
------------------------------------------------------------------------------------------------------------------------------
ING T. Rowe Price Capital Appreciation Portfolio (Class S)        Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and prudent
    Investment Adviser:  Directed Services, Inc.                  investment risk. The Portfolio pursues an active asset
    Investment Subadviser: T. Rowe Price Associates, Inc.         allocation strategy whereby investments are allocated
                                                                  among three asset classes - equity securities, debt
                                                                  securities and money market instruments.
------------------------------------------------------------------------------------------------------------------------------
ING T. Rowe Price Equity Income Portfolio                         Seeks substantial dividend income as well as long-term
    (Class S)                                                     growth of capital. The Portfolio normally invests at least
                                                                  80% of its assets in common stocks, with 65% in the common
    Investment Adviser:  Directed Services, Inc.                  stocks of well-established companies paying above-average
    Investment Subadviser: T. Rowe Price Associates, Inc.         dividends. The Portfolio may also invest in convertible
                                                                  securities, warrants and preferred stocks, foreign
                                                                  securities, debt securities including high-yield debt
                                                                  securities and future and options.
------------------------------------------------------------------------------------------------------------------------------
ING Van Kampen Global Franchise Portfolio                         A nondiversified Portfolio that seeks long-term capital
    (Class S)                                                     appreciation. The Portfolio Manager seeks long-term
                                                                  capital appreciation by investing primarily in equity
    Investment Adviser:  Directed Services, Inc.                  securities of issuers located throughout the world that it
    Investment Subadviser: Van Kampen                             believes have, among other things, resilient business
                                                                  franchises and growth potential. The Portfolio may invest
                                                                  of in the securities of companies of any size.
------------------------------------------------------------------------------------------------------------------------------
ING Van Kampen Growth and Income Portfolio  (Class S)             Seeks long-term growth of capital and income.  Invests
                                                                  primarily in what it believes to be income-producing
    Investment Adviser:  Directed Services, Inc.                  equity securities, including common stocks and convertible
    Investment Subadviser: Van Kampen                             securities; although investments are also made in
                                                                  non-convertible preferred stocks and debt securities rated
                                                                  "investment grade," which are securities rated within the
                                                                  four highest grades assigned by Standard & Poor's ("S&P")
                                                                  or by Moody's Investors Service, Inc. ("Moody's").
------------------------------------------------------------------------------------------------------------------------------
ING Van Kampen Real Estate Portfolio                              A nondiversified Portfolio that seeks capital
    (Class S)                                                     appreciation. Secondarily seeks current income. The
                                                                  Portfolio invests at least 80% of its assets in equity
    Investment Adviser:  Directed Services, Inc.                  securities of companies in the U.S. real estate industry
    Investment Subadviser: Van Kampen                             that are listed on national exchanges or the National
                                                                  Association of Securities Dealers Automated Quotation
                                                                  System ("NASDAQ").
------------------------------------------------------------------------------------------------------------------------------


WF Opportunities - 133981


                                       B4

Fund Name and
Investment Adviser/Subadviser                                     Investment Objective
------------------------------------------------------------------------------------------------------------------------------
ING Partners, Inc.
      151 Farmington Avenue, Hartford, CT  06156-8962
------------------------------------------------------------------------------------------------------------------------------
ING JPMorgan Fleming International Portfolio (Service Class)      Seeks long-term growth of capital. Invests primarily (at
                                                                  least 65% of total assets) in the equity securities of
    Investment Adviser: ING Life Insurance and Annuity Company    foreign companies that the subadviser believes have high
    Investment Subadviser: J.P. Morgan Fleming Asset Management   growth potential. Will normally invest in a number of
    (London) Ltd.                                                 issuers in several countries other than the U.S. and will
                                                                  invest in securities in both developed and developing
                                                                  markets.
------------------------------------------------------------------------------------------------------------------------------
ING Salomon Brothers Aggressive Growth Portfolio                  Seeks long-term growth of capital. Invests primarily (at
    (Service Class)                                               least 80% of net assets under normal circumstances) in
                                                                  common stocks and related securities, such as preferred
    Investment Adviser: ING Life Insurance and Annuity Company    stocks, convertible securities and depositary receipts, of
    Investment Subadviser: Salomon Brothers Asset Management,     emerging growth companies.
    Inc.
------------------------------------------------------------------------------------------------------------------------------
ING Variable Insurance Trust
      7337 E. Doubletree Ranch Road, Scottsdale, AZ  85258
------------------------------------------------------------------------------------------------------------------------------

ING VP Worldwide Growth Portfolio                                 Seeks long-term capital appreciation. A nondiversified
                                                                  Portfolio that under normal conditions, invests at least
    Investment Adviser:  ING Investments, LLC                     65% of net assets in equity securities of issuers located
    Investment Subadviser: ING Investment Management Co.          in at least three countries, one of which may be the U.S.
                                                                  Generally invests at least 75% of total assets in common
                                                                  and preferred stocks, warrants and convertible securities.

------------------------------------------------------------------------------------------------------------------------------
ING Variable Portfolios, Inc.
      7337 E. Doubletree Ranch Road, Scottsdale, AZ  85258
------------------------------------------------------------------------------------------------------------------------------

ING VP Index Plus LargeCap Portfolio                              Seeks to outperform the total return performance of the
    (Class S)                                                     Standard & Poor's 500 Composite Stock Price Index (S&P
                                                                  500), while maintaining a market level of risk. Invests at
    Investment Adviser:  ING Investments, LLC                     least 80% of assets in stocks included in the S&P 500
    Investment Subadviser:  ING Investment Management Co.         Index. The subadviser's objective is to overweight those
                                                                  stocks in the S&P 500 Index that they believe will
                                                                  outperform the index and underweight or avoid those stocks that they believe will under perform the index.

------------------------------------------------------------------------------------------------------------------------------
ING Variable Products Trust
      7337 E. Doubletree Ranch Road, Scottsdale, AZ  85258
------------------------------------------------------------------------------------------------------------------------------

ING VP MagnaCap Portfolio (Class S)                               Seeks growth of capital, with dividend income as a
                                                                  secondary consideration. Normally invests at least 80% of
    Investment Adviser:  ING Investments, LLC                     assets in common stocks of large companies, which are
    Investment Subadviser:  ING Investment Management Co.         those included in the 500 largest U.S. companies, as
                                                                  measured by total revenues, net assets, cash flow or
                                                                  earnings, or the 1,000 largest companies as measured by
                                                                  equity market capitalization.
------------------------------------------------------------------------------------------------------------------------------
ING VP MidCap Opportunities Portfolio                             Seeks long-term capital appreciation.  Normally invest at
    (Class S)                                                     least 80% of assets in the common stock of mid-sized U.S.
                                                                  Companies that the subadviser believes have above average
    Investment Adviser:  ING Investments, LLC                     prospectus for growth.  For this Portfolio, mid-sized
    Investment Subadviser:  ING Investment Management Co.         companies are those with market capitalizations that fall
                                                                  within the range of companies in the Russell MidCap Growth
                                                                  Index.
------------------------------------------------------------------------------------------------------------------------------

ING VP SmallCap Opportunities Portfolio                           Seeks long-term capital appreciation. Normally invests at
    (Class S)                                                     least 80% of assets in the common stock of smaller,
                                                                  lesser-known U.S. companies that are believed to have
    Investment Adviser:  ING Investments, LLC                     above average prospects for growth. For this Portfolio,
    Investment Subadviser:  ING Investment Management Co.         smaller companies are those with market capitalizations
                                                                  that fall within the range of companies in the Russell
                                                                  2000 Index.

------------------------------------------------------------------------------------------------------------------------------


WF Opportunities - 133981


                                       B5

Fund Name and
Investment Adviser/Subadviser                                     Investment Objective
------------------------------------------------------------------------------------------------------------------------------

ING VP Intermediate Bond Portfolio
------------------------------------------------------------------------------------------------------------------------------
ING VP Intermediate Bond Portfolio (Class S)                      Seeks to maximize total return as is consistent with
                                                                  reasonable risk, through investment in a diversified
    Investment Adviser:  ING Investments, LLC                     portfolio consisting of investment-grade corporate bonds,
    Investment Subadviser:  ING Investment Management Co.         and debt securities issued or guaranteed by the U.S.
                                                                  Government, its agencies or instrumentalities. Under
                                                                  normal market conditions, invests at least 80% of net
                                                                  assets in high-grade corporate bonds, mortgage-related and other asset-backed securities, and securities issued or
                                                                  guaranteed by the U.S. Government, its agencies or
                                                                  instrumentalities. The Portfolio may also invest up to 15%
                                                                  of total assets in high-yield instruments and up to 25% of total assets in foreign debt securities.

------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Portfolio
      82 Devonshire Street, Boston, MA  02109
------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Equity-Income Portfolio                             Seeks reasonable income. Also considers the potential for
    (Service Class 2)                                             capital appreciation. Seeks to achieve a yield which
                                                                  exceeds the composite yield on the securities comprising
    Investment Adviser: Fidelity Management & Research Company    the Standard & Poor's 500 Index. Normally invests at least
    Investment Subadviser:  FMR Co., Inc.                         80% of total assets in income-producing equity securities
                                                                  (which tends to lead to investments in large cap "value"
                                                                  stocks).
------------------------------------------------------------------------------------------------------------------------------
Pro Funds VP
     3435 Stelzer Road, Suite 1000, P.O. Box 182100, Columbus, OH  43218-2000
------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                   Seeks daily investment results, before fees and expenses
                                                                  that correspond to the daily performance of the S&P 500
    Investment Adviser: ProFund Advisors LLC                      Index.
------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                              Seeks daily investment results, before fees and expenses
                                                                  that correspond to the daily performance of the Russell
    Investment Adviser:  ProFund Advisors LLC                     2000 Index.
------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
     525 Market Street, San Francisco, CA
------------------------------------------------------------------------------------------------------------------------------
Wells Fargo VT Asset Allocation Fund                              Seeks long-term total return, consistent with reasonable
                                                                  risk. Invests in equity and fixed-income securities in
    Investment Adviser:  Wells Capital Management                 varying proportions, with an emphasis on equity
                                                                  securities. The Fund's "neutral" target allocation is 60%
                                                                  equity securities and 40% fixed-income securities.
------------------------------------------------------------------------------------------------------------------------------
Wells Fargo VT Equity Income Fund                                 Seeks to provide long-term capital appreciation and
                                                                  above-average dividend income by investing primarily in
    Investment Adviser:  Wells Capital Management                 the common stocks of large U.S. companies with strong
                                                                  return potential based on current market valuations.
------------------------------------------------------------------------------------------------------------------------------
Wells Fargo VT Equity Value Fund                                  Seeks long-term capital appreciation and above-average
                                                                  dividend income by investing primarily in equity
    Investment Adviser:  Wells Capital Management                 securities of large U.S. companies with strong return
                                                                  potential based on current market valuations.
------------------------------------------------------------------------------------------------------------------------------
Wells Fargo VT Large Company Growth Fund                          Seeks to provide long-term capital appreciation by
                                                                  investing primarily in large, high quality, domestic
    Investment Adviser:  Peregrine Capital                        companies that the adviser believes have superior growth
                                                                  potential by seeking issuers whose stocks the investment
                                                                  adviser believes are attractively valued, with fundamental characteristics above the market average and that support
                                                                  earnings growth capability.
------------------------------------------------------------------------------------------------------------------------------


WF Opportunities - 133981


                                       B6

Fund Name and
Investment Adviser/Subadviser                                     Investment Objective
------------------------------------------------------------------------------------------------------------------------------
Wells Fargo VT Money Market Fund                                  Seeks to provide investors with a high level of  current
                                                                  income, while preserving capital and liquidity by
    Investment Adviser:  Wells Capital Management                 investing in U.S. dollar-denominated, high quality,
                                                                  short-term money market instruments including banker's
                                                                  acceptances, bank notes, certificates of deposit,
                                                                  commercial paper and repurchase agreements.
------------------------------------------------------------------------------------------------------------------------------

Wells Fargo VT Small Cap Growth Fund                              Seeks long-term capital appreciation by investing in a
                                                                  diversified portfolio of common stocks of U.S. and foreign
    Investment Adviser:  Wells Capital Management                 companies that the investment adviser believes have
                                                                  above-average growth potential, or that may be involved in new or innovative products, services and processes,
                                                                  focusing on small-capitalization stocks.
------------------------------------------------------------------------------------------------------------------------------

Wells Fargo VT Total Return Bond Fund                             Seeks total return consisting of income and capital
                                                                  appreciation by investing in a broad range of
    Investment Adviser:  Wells Capital Management                 investment-grade debt securities, including U.S.
                                                                  Government obligations, corporate bonds, asset-backed
                                                                  securities and money-market instruments.
------------------------------------------------------------------------------------------------------------------------------


WF Opportunities - 133981


                                       B7

--------------------------------------------------------------------------------
APPENDIX C
--------------------------------------------------------------------------------

                                Fixed Account II

Fixed Account II ("Fixed Account") is an optional fixed interest allocation offered during the accumulation phase of your variable annuity contract between you and ING USA Life Insurance Company ("ING USA," the "Company," "we" or "our"). The Fixed Account, which is a segregated asset account of ING USA, provides a means for you to invest on a tax-deferred basis and earn a guaranteed interest for guaranteed interest periods (Fixed Interest Allocation(s)). We will credit your Fixed Interest Allocation(s) with a fixed rate of interest. We currently offer Fixed Interest Allocations with guaranteed interest periods of 5, 7 and 10 years. In addition, we may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively in connection with our dollar cost averaging program. We may offer additional guaranteed interest periods in some or all states, may not offer all guaranteed interest periods on all contracts or in all states and the rates for a given guaranteed interest period may vary among contracts. We set the interest rates periodically. We may credit a different interest rate for each interest period. The interest you earn in the Fixed Account as well as your principal is guaranteed by ING USA, as long as you do not take your money out before the maturity date for the applicable interest period. If you take your money out from a Fixed Interest Allocation more than 30 days before the applicable maturity date, we will apply a market value adjustment ("Market Value Adjustment"). A Market Value Adjustment could increase or decrease your contract value and/or the amount you take out. A surrender charge may also apply to withdrawals from your contract. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

For contracts sold in some states, not all Fixed Interest Allocations are available. You have a right to return a contract for a refund as described in the prospectus.

The Fixed Account

You may allocate premium payments and transfer your Contract value to the guaranteed interest periods of the Fixed Account during the accumulation period as described in the prospectus. Every time you allocate money to the Fixed Account, we set up a Fixed Interest Allocation for the guaranteed interest period you select. We will credit your Fixed Interest Allocation with a guaranteed interest rate for the interest period you select, so long as you do not withdraw money from that Fixed Interest Allocation before the end of the guaranteed interest period. Each guaranteed interest period ends on its maturity date which is the last day of the month in which the interest period is scheduled to expire.

Your Contract value in the Fixed Account is the sum of your Fixed Interest Allocations and the interest credited as adjusted for any withdrawals, transfers or other charges we may impose, including any Market Value Adjustment. Your Fixed Interest Allocation will be credited with the guaranteed interest rate in effect for the guaranteed interest period you selected when we receive and accept your premium or reallocation of Contract value. We will credit interest daily at a rate that yields the quoted guaranteed interest rate.

If you surrender, withdraw, transfer or annuitize your investment in a Fixed Interest Allocation more than 30 days before the end of the guaranteed interest period, we will apply a Market Value Adjustment to the transaction. A Market Value Adjustment could increase or decrease the amount you surrender, withdraw, transfer or annuitize, depending on current interest rates at the time of the transaction. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

Guaranteed Interest Rates

Each Fixed Interest Allocation will have an interest rate that is guaranteed as long as you do not take your money out until its maturity date. We do not have a specific formula for establishing the guaranteed interest rates for the different guaranteed interest periods. We determine guaranteed interest rates at our sole discretion. We cannot predict the level of future interest rates. For more information see the prospectus for the Fixed Account.

Transfers from a Fixed Interest Allocation

You may transfer your Contract value in a Fixed Interest Allocation to one or more new Fixed Interest Allocations with new guaranteed interest periods, or to any of the subaccounts of ING USA's Separate Account B as described in the prospectus on the maturity date of a guaranteed interest period. The minimum amount that you can transfer to or from any Fixed Interest Allocation is $100. Transfers from a Fixed Interest Allocation may be subject to a Market Value Adjustment. If you have a


WF Opportunities - 133981


                                       C1
special Fixed Interest Allocation that was offered exclusively with our dollar cost averaging program, canceling dollar cost averaging will cause a transfer of the entire Contract value in such Fixed Interest Allocation to the Wells Fargo VT Money Market subaccount, and such a transfer will be subject to a Market Value Adjustment.

Please be aware that the benefit we pay under certain optional benefit riders will be adjusted by any transfers you make to and from the Fixed Interest Allocations during specified periods while the rider is in effect. See "Optional Riders" in the prospectus.

Withdrawals from a Fixed Interest Allocation

During the accumulation phase, you may withdraw a portion of your Contract value in any Fixed Interest Allocation. You may make systematic withdrawals of only the interest earned during the prior month, quarter or year, depending on the frequency chosen, from a Fixed Interest Allocation under our systematic withdrawal option. A withdrawal from a Fixed Interest Allocation may be subject to a Market Value Adjustment and a contract surrender charge. Be aware that withdrawals may have federal income tax consequences, including a 10% penalty tax, as well as state income tax consequences.

Please be aware that the benefit we pay under any of the optional benefit riders will be reduced by any withdrawals you made from the Fixed Interest Allocations during the period while the rider is in effect. See "Optional Riders" in the prospectus.

Market Value Adjustment

A Market Value Adjustment may decrease, increase or have no effect on your Contract value. We will apply a Market Value Adjustment (i) whenever you withdraw or transfer money from a Fixed Interest Allocation (unless made within 30 days before the maturity date of the applicable guaranteed interest period, or under the systematic withdrawal or dollar cost averaging program) and (ii) if on the annuity start date a guaranteed interest period for any Fixed Interest Allocation does not end on or within 30 days of the annuity start date.

A Market Value Adjustment may be positive, negative or result in no change. In general, if interest rates are rising, you bear the risk that any Market Value Adjustment will likely be negative and reduce your Contract value. On the other hand, if interest rates are falling, it is more likely that you will receive a positive Market Value Adjustment that increases your Contract value. In the event of a full surrender, transfer or annuitization from a Fixed Interest Allocation, we will add or subtract any Market Value Adjustment from the amount surrendered, transferred or annuitized. In the event of a partial withdrawal, transfer or annuitization, we will add or subtract any Market Value Adjustment from the total amount withdrawn, transferred or annuitized in order to provide the amount requested. If a negative Market Value Adjustment exceeds your Contract value in the Fixed Interest Allocation, we will consider your request to be a full surrender, transfer or annuitization of the Fixed Interest Allocation.

Contract Value in the Fixed Interest Allocations

On the contract date, the Contract value in any Fixed Interest Allocation in which you are invested is equal to the portion of the initial premium paid and designated for allocation to the Fixed Interest Allocation. On each business day after the contract date, we calculate the amount of Contract value in each Fixed Interest Allocation as follows:

      (1) We take the Contract value in the Fixed Interest Allocation at the end of the preceding business day.

      (2) We credit a daily rate of interest on (1) at the guaranteed rate since the preceding business day.

      (3)   We add (1) and

      (4)   We subtract from (3) any transfers from that Fixed Interest
            Allocation.

      (5) We subtract from (4) any withdrawals, and then subtract any contract fees (including any rider charges) and premium taxes.

Additional premium payments and transfers allocated to the Fixed Account will be placed in a new Fixed Interest Allocation. The Contract value on the date of allocation will be the amount allocated. Several examples which illustrate how the Market Value Adjustment works are included in the prospectus for the Fixed Account


WF Opportunities - 133981


                                       C2

Cash Surrender Value

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value of amounts allocated to the Fixed Account will fluctuate daily based on the interest credited to Fixed Interest Allocations, any Market Value Adjustment, and any surrender charge. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your Contract value, then we adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee (unless waived), and any optional benefit rider charge, and any other charges incurred but not yet deducted.

Dollar Cost Averaging from Fixed Interest Allocations

You may elect to participate in our dollar cost averaging program if you have at least $1,200 of Contract value in Fixed Account Interest Allocations with a guaranteed interest period of 1 year or less. The Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other Fixed Interest Allocations or contract investment portfolio subaccounts selected by you.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels. You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. You may change the transfer amount once each contract year.

Transfers from a Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment.

We may in the future offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

Suspension of Payments

We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

More Information

See the prospectus for Fixed Account II.


WF Opportunities - 133981


                                       C3

--------------------------------------------------------------------------------
APPENDIX D
--------------------------------------------------------------------------------

                             Fixed Interest Division

A Fixed Interest Division option is available through the group and individual deferred variable annuity contracts offered by ING USA Annuity and Life Insurance Company. The Fixed Interest Division is part of the ING USA General Account. Interests in the Fixed Interest Division have not been registered under the Securities Act of 1933, and neither the Fixed Interest Division nor the General Account are registered under the Investment Company Act of 1940.

Interests in the Fixed Interest Division are offered in certain states through an Offering Brochure, dated May 1, 2004. The Fixed Interest Division is different from the Fixed Account which is described in the prospectus but which is not available in your state. If you are unsure whether the Fixed Account is available in your state, please contact our Customer Service Center at (800) 366-0066. When reading through the Prospectus, the Fixed Interest Division should be counted among the various investment options available for the allocation of your premiums, in lieu of the Fixed Account. The Fixed Interest Division may not be available in some states. Some restrictions may apply.

You will find more complete information relating to the Fixed Interest Division in the Offering Brochure. Please read the Offering Brochure carefully before you invest in the Fixed Interest Division.


WF Opportunities - 133981


                                       D1

--------------------------------------------------------------------------------
APPENDIX E
--------------------------------------------------------------------------------

                 Surrender Charge for Excess Withdrawals Example

The following assumes you made an initial premium payment of $10,000 and additional premium payments of $10,000 in each of the second and third contract years, for total premium payments under the Contract of $30,000. It also assumes a withdrawal at the end of the third contract year of 30% of the contract value of $35,000, that the Standard Death Benefit was selected and that the applicable minimum required distribution ("MRD") is $2,000.

In this example, $8,500 (10% of contract value of $35,000, which is $3,500, plus cumulative earnings, which is $35,000 less $30,000, which equals $5,000) is the maximum free withdrawal amount that you may withdraw without a surrender charge. The total amount withdrawn from the contract would be $10,500 ($35,000 x .30). Therefore, $2,000 ($10,500 - $8,500) is considered an excess withdrawal of a part of the initial premium payment of $10,000 and would be subject to a 6% surrender charge of $120 ($2,000 x .06). The amount of the withdrawal paid to you will be $10,380 ($10,500 - $120).

If the MRD had been $9,000 instead of $2,000, the amount subject to the 6% surrender charge would be $1,500 ($10,500 - $9,000) and a surrender charge of $90 ($1,500 x .06) would apply. This example does not take into account any Market Value Adjustment or deduction of any premium taxes.


WF Opportunities - 133981


                                       E1

--------------------------------------------------------------------------------
APPENDIX F
--------------------------------------------------------------------------------


  Examples of Withdrawal Adjustment for 7% Solution Death Benefit Element For
         Contract Categories Other Than May-2002, Yr-2003 and Yr-2004*


These examples assume that withdrawals have not exceeded 7% of premium in any year. They apply to the 7% Solution Death Benefit Element of the Max 7 Death Benefit.

Example #1:  The Contract Value (AV) is Lower than the Death Benefit

      Assume a premium payment of $100,000, AV at the time of withdrawal of $87,000 and a 7% Solution minimum guarantee death benefit ("MGDB") at the time of withdrawal of $127,000. A total withdrawal of $27,000 is made. The withdrawal is a combination of Special Withdrawal and Pro-rata Withdrawal.

Calculate the Effect of the Withdrawal

      1.    The Special Withdrawal is $7,000 (7% of $100,000).

            MGDB after Special Withdrawal = $120,000 ($127,000 - $7,000)

            AV after Special Withdrawal = $80,000 ($87,000 - $7,000)

            The Pro-rata Withdrawal is $20,000 ($27,000 - $7,000).

      2. Pro-rata Withdrawal Adjustment to MGDB = $30,000 ($120,000 * ($20,000 / $80,000))

            MGDB after Pro-rata Withdrawal = $90,000 ($120,000 - $30,000)

            AV after Pro-rata Withdrawal = $60,000 ($80,000 - $20,000)

Example #2:  The Contract Value (AV) is Greater than the Death Benefit

      Assume a premium payment of $100,000, AV at the time of withdrawal of $167,000 and a 7% Solution minimum guarantee death benefit ("MGDB") at the time of withdrawal of $127,000. A total withdrawal of $27,000 is made. The withdrawal is a combination of Special Withdrawal and Pro-rata Withdrawal.

Calculate the Effect of the Withdrawal

      1.    The Special Withdrawal is $7,000 (7% of $100,000).

            MGDB after Special Withdrawal = $120,000 ($127,000 - $7,000)

            AV after Special Withdrawal = $160,000 ($167,000 - $7,000)

            The Pro-rata Withdrawal is $20,000 ($27,000 - $7,000).

      2. Pro-rata Withdrawal Adjustment to MGDB = $15,000 ($120,000 * ($20,000 / $160,000))

            MGDB after Pro-rata Withdrawal = $105,000 ($120,000 - $15,000)

            AV after Pro-rata Withdrawal = $140,000 ($160,000 - $20,000)


WF Opportunities - 133981


                                       F1

Example #3:  The Contract Value (AV) is Equal to the Death Benefit

      Assume a premium payment of $100,000, AV at the time of withdrawal of $127,000 and a 7% Solution minimum guarantee death benefit ("MGDB") at the time of withdrawal of $127,000. A total withdrawal of $27,000 is made. The withdrawal is a combination of Special Withdrawal and Pro-rata Withdrawal.

Calculate the Effect of the Withdrawal

      1.    The Special Withdrawal is $7,000 (7% of $100,000).

            MGDB after Special Withdrawal = $120,000 ($127,000 - $7,000)

            AV after Special Withdrawal = $120,000 ($127,000 - $7,000)

            The Pro-rata Withdrawal is $20,000 ($27,000 - $7,000).

      2. Pro-rata Withdrawal Adjustment to MGDB = $20,000 ($120,000 * ($20,000 / $120,000))

            MGDB after Pro-rata Withdrawal = $100,000 ($120,000 - $20,000)

            AV after Pro-rata Withdrawal = $100,000 ($120,000 - $20,000)

* Withdrawals from Contracts in the May-2002, Yr-2003 and Yr-2004 categories are made on a pro-rata basis for the 7% Solution Element of the Max 7 Enhanced Death Benefit, as applicable.


WF Opportunities - 133981


                                       F2

--------------------------------------------------------------------------------
APPENDIX G
--------------------------------------------------------------------------------

                    SPECIAL FUNDS AND EXCLUDED FUNDS EXAMPLES

     EXAMPLE #1:      The following examples are intended to demonstrate the
                      impact on your 7% Solution Death Benefit Element ("7%
                      MGDB") of allocating your Contract Value to Special Funds.

-----------------------------------------    ---------------------------------------    --------------------------------------
        7% MGDB IF 50% INVESTED                      7% MGDB IF 0% INVESTED                   7% MGDB IF 100% INVESTED
            IN SPECIAL FUNDS                            IN SPECIAL FUNDS                          IN SPECIAL FUNDS
-----------------------------------------    ---------------------------------------    --------------------------------------

END OF YR   COVERED   SPECIAL    TOTAL       END OF YR  COVERED  SPECIAL    TOTAL       END OF YR COVERED   SPECIAL   TOTAL
      0       500       500      1,000            0      1,000       --     1,000            0        0       1000     1000
      1       535       500      1,035            1      1,070       --     1,070            1        0       1000     1000
      2       572       500      1,072            2      1,145       --     1,145            2        0       1000     1000
      3       613       500      1,113            3      1,225       --     1,225            3        0       1000     1000
      4       655       500      1,155            4      1,311       --     1,311            4        0       1000     1000
      5       701       500      1,201            5      1,403       --     1,403            5        0       1000     1000
      6       750       500      1,250            6      1,501       --     1,501            6        0       1000     1000
      7       803       500      1,303            7      1,606       --     1,606            7        0       1000     1000
      8       859       500      1,359            8      1,718       --     1,718            8        0       1000     1000
      9       919       500      1,419            9      1,838       --     1,838            9        0       1000     1000
     10       984       500      1,484           10      1,967       --     1,967           10        0       1000     1000
-----------------------------------------    ---------------------------------------    --------------------------------------

-----------------------------------------    ---------------------------------------
       7% MGDB IF TRANSFERRED TO                   7% MGDB IF TRANSFERRED TO
             SPECIAL FUNDS                               COVERED FUNDS
       AT THE BEGINNING OF YEAR 6                  AT THE BEGINNING OF YEAR 6
-----------------------------------------    ---------------------------------------

END OF YR   COVERED   SPECIAL    TOTAL       END OF YR  COVERED  SPECIAL    TOTAL
      0      1,000        --     1,000            0         --    1,000     1,000
      1      1,070        --     1,070            1         --    1,000     1,000
      2      1,145        --     1,145            2         --    1,000     1,000
      3      1,225        --     1,225            3         --    1,000     1,000
      4      1,311        --     1,311            4         --    1,000     1,000
      5      1,403        --     1,403            5         --    1,000     1,000
      6         --     1,403     1,403            6      1,070       --     1,070
      7         --     1,403     1,403            7      1,145       --     1,145
      8         --     1,403     1,403            8      1,225       --     1,225
      9         --     1,403     1,403            9      1,311       --     1,311
     10         --     1,403     1,403           10      1,403       --     1,403
-----------------------------------------    ---------------------------------------


WF Opportunities - 133981


                                       G1

EXAMPLE #2: The following examples are intended to demonstrate the impact on your 7% Solution Death Benefit Element ("7% MGDB") of allocating your Contract Value to Excluded Funds.

      -----------------------------------------------------------------------------
                       7% MGDB IF 50% INVESTED IN EXCLUDED FUNDS
      -----------------------------------------------------------------------------
                       Covered           Excluded            Total
                  --------------------------------------------------------
                                                                           Death
       End of yr  7% MGDB     AV    "7% MGDB"    AV    7% MGDB     AV     Benefit

           0        500      500       500      500     1,000       1,000  1,000
           1        535      510       535      510     1,045       1,020  1,045
           2        572      490       572      490     1,062         980  1,062
           3        613      520       613      520     1,133       1,040  1,133
           4        655      550       655      550     1,205       1,100  1,205
           5        701      450       701      450     1,151         900  1,151
           6        750      525       750      525     1,275       1,050  1,275
           7        803      600       803      600     1,403       1,200  1,403
           8        859      750       859      750     1,609       1,500  1,609
           9        919      500       919      500     1,419       1,000  1,419
          10        984      300       984      300     1,284         600  1,284
      -----------------------------------------------------------------------------

      -----------------------------------------    -----------------------------------------
               7% MGDB IF 0% INVESTED                      7% MGDB IF 100% INVESTED
                 IN EXCLUDED FUNDS                            IN EXCLUDED FUNDS
      -----------------------------------------    -----------------------------------------
                       Covered                                     Excluded
                 --------------------                        ---------------------
      End of yr                        Death       End of yr                        Death
                  7% MGDB     AV      Benefit                "7% MGDB"     AV      Benefit
          0        1,000       1,000   1,000           0       1,000        1,000     1,000
          1        1,070       1,020   1,070           1       1,070        1,020     1,020
          2        1,145         980   1,145           2       1,145          980       980
          3        1,225       1,040   1,225           3       1,225        1,040     1,040
          4        1,311       1,100   1,311           4       1,311        1,100     1,100
          5        1,403         900   1,403           5       1,403          900       900
          6        1,501       1,050   1,501           6       1,501        1,050     1,050
          7        1,606       1,200   1,606           7       1,606        1,200     1,200
          8        1,718       1,500   1,718           8       1,718        1,500     1,500
          9        1,838       1,000   1,838           9       1,838        1,000     1,000
          10       1,967         600   1,967          10       1,967          600       600
      --------------------------------------------------------------------------------------

      Note: AV are hypothetical illustrative values. Not a projection. "7% MGDB" for Excluded funds is notional. Not payable as a benefit. Death Benefit for Excluded Funds equals Accumulation Value (AV)


WF Opportunities - 133981


                                       G2

           -------------------------------------------------------------------------------
                           TRANSFER FROM COVERED FUNDS TO EXCLUDED FUNDS
                                     AT THE BEGINNING OF YEAR 6
           -------------------------------------------------------------------------------
                           Covered            Excluded               Total
                      ---------------------------------------------------------
           end of yr  7% MGDB     AV     "7% MGDB"   AV     7% MGDB     AV     Death Benefit

               --      1,000     1,000       --       --     1,000     1,000     1,000
                1      1,050     1,020       --       --     1,050     1,020     1,050
                2      1,103       980       --       --     1,103       980     1,103
                3      1,158     1,040       --       --     1,158     1,040     1,158
                4      1,216     1,100       --       --     1,216     1,100     1,216
                5      1,276       900       --       --     1,276       900     1,276
                6         --       --     1,340     1,050    1,050     1,050     1,050
                7         --       --     1,407     1,200    1,200     1,200     1,200
                8         --       --     1,477     1,500    1,500     1,500     1,500
                9         --       --     1,551     1,000    1,000     1,000     1,000
               10         --       --     1,629       600      600       600       600
            -----------------------------------------------------------------------------

           Note: 7% MGDB transferred to Excluded Funds equals the 7% MGDB in Covered Funds (or pro-rata portion thereof for partial transfer). Transfers from Special Funds to Excluded Funds work the same as Covered to Excluded (except 7% MGDB in Special Funds does not accumulate).

           -------------------------------------------------------------------------------
                           TRANSFER FROM EXCLUDED FUNDS TO COVERED FUNDS
                                     AT THE BEGINNING OF YEAR 6
           -------------------------------------------------------------------------------
                           Covered            Excluded            Total
                      ---------------------------------------------------------
           end of yr  7% MGDB     AV     "7% MGDB"   AV     7% MGDB     AV     Death Benefit

               --         --       --     1,000     1,000    1,000     1,000     1,000
               1          --       --     1,050     1,020    1,020     1,020     1,020
               2          --       --     1,103       980      980       980       980
               3          --       --     1,158     1,040    1,040     1,040     1,040
               4          --       --     1,216     1,100    1,100     1,100     1,100
               5          --       --     1,276       900      900       900       900
               6          945    1,050       --       --       945     1,050     1,050
               7          992    1,200       --       --       992     1,200     1,200
               8        1,042    1,500       --       --     1,042     1,500     1,500
               9        1,094    1,000       --       --     1,094     1,000     1,094
               10       1,149      600       --       --     1,149       600     1,149
           -------------------------------------------------------------------------------

              Note: 7% MGDB transferred to Covered Funds is the lesser of 7%
                    MGDB in Excluded Funds (or portion thereof for partial transfer) and AV transferred to Covered Funds. Transfers from Excluded Funds to Special Funds work the same as Excluded to Covered (except 7% MGDB in Special Funds does not accumulate).


WF Opportunities - 133981


                                       G3

--------------------------------------------------------------------------------
APPENDIX H
--------------------------------------------------------------------------------

         Examples of Adjustments to the MGWB Withdrawal Account and the
       Maximum Annual Withdrawal Amount for Withdrawals in Excess of the
         Maximum Annual Withdrawal Amount ("Excess Withdrawal Amount")

Example #1: Owner has invested only in Covered Funds

     Assume the Contract Value (CV) before the withdrawal is $100,000 and is invested in Covered Funds only, the Eligible Payment Amount (EPA) is $100,000, the Maximum Annual Withdrawal Amount (MAW) is $7,000, the MGWB Withdrawal Account allocated to Covered Funds ("Covered Withdrawal Account") is $120,000, and a withdrawal of $10,000 is made. The effect of the withdrawal is calculated as follows:

     The new CV is $90,000 ($100,000 - $10,000).

     The Excess Withdrawal Amount is $3,000 ($10,000 - $7,000).

     The Covered Withdrawal Account is first reduced dollar-for-dollar by the portion of the withdrawal up to the MAW to $113,000 ($120,000 - $7,000), and is then reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $109,354.84 ($113,000 * (1 - $3,000 / $93,000)).

     The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $96,774.19 ($100,000 * (1 - $3,000 / $93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied pro-rata regardless of whether CV is allocated to Covered or Excluded Funds. The MAW is then recalculated to be 7% of the new EPA, $6,774.19 ($96,774.19 * 7%).

Example #2: Owner has invested only in Excluded Funds

     Assume the Contract Value (CV) before the withdrawal is $100,000 and is invested in Excluded Funds only, the Eligible Payment Amount (EPA) is $100,000, the Maximum Annual Withdrawal Amount (MAW) is $7,000, the MGWB Withdrawal Account allocated to Excluded Funds ("Excluded Withdrawal Account") is $120,000, and a withdrawal of $10,000 is made. The effect of the withdrawal is calculated as follows:

     The new CV is $90,000 ($100,000 - $10,000).

     The Excess Withdrawal Amount is $3,000 ($10,000 - $7.000).

     The Excluded Withdrawal Account is reduced pro-rata based on the ratio of the entire amount withdrawn to the CV (before the withdrawal) to $108,000 ($120,000 * (1 - $10,000 / $100,000)).

     The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $96,774.19 ($100,000 * (1 - $3,000/$93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied pro-rata regardless of whether CV is allocated to Covered or Excluded Funds. The MAW is then recalculated to be 7% of the new EPA, $6,774.19 ($96,774.19 * 7%).


WF Opportunities - 133981


                                       H1

Example #3: Owner has invested in both Covered and Excluded Funds

     Assume the Contract Value (CV) before the withdrawal is $100,000 and is invested $60,000 in Covered Funds and $40,000 in Excluded Funds. Further assume that the Eligible Payment Amount (EPA) is $100,000, the Maximum Annual Withdrawal Amount (MAW) is $7,000, the MGWB Withdrawal Account allocated to Covered Funds ("Covered Withdrawal Account") is $75,000, the MGWB Withdrawal Account allocated to Excluded Funds ("Excluded Withdrawal Account") is $45,000, and a withdrawal is made of $10,000 ($8,000 from Covered Funds and $2,000 from Excluded Funds).

     The new CV for Covered Funds is $52,000 ($60,000 - $8,000), and the new CV for Excluded Funds is $38,000 ($40,000 - $2,000).

     The Covered Withdrawal Account is first reduced dollar-for-dollar by the lesser of the MAW ($7,000) and the amount withdrawn from Covered Funds ($8,000) to $68,000 ($75,000 - $7,000), and is then reduced pro-rata based on the ratio of any Excess Withdrawal Amount from Covered Funds to the CV in Covered Funds (after being reduced for the withdrawal up to the MAW) to $66,716.98 ($68,000 * (1 - $1,000 / $53,000).

     The Excluded Withdrawal Account is reduced pro-rata based on the ratio of the amount withdrawn from Excluded Funds to the CV in Excluded Funds (prior to the withdrawal) to $42,750 ($45,000 * (1 - $2,000 / $40,000)).

           The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $96,774.19 ($100,000 * (1 - $3,000 / $93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied pro-rata regardless of whether CV is allocated to Covered or Excluded Funds. The MAW is then recalculated to be 7% of the new EPA, $6,774.19 ($96,774.19 * 7%).

Example #4: Owner transfers funds from Excluded Funds to Covered Funds

     Assume the Contract Value (CV) before the transfer is $100,000 and is invested $60,000 in Covered Funds and $40,000 in Excluded Funds. Further assume that the MGWB Withdrawal Account allocated to Covered Funds ("Covered Withdrawal Account") is $75,000, the MGWB Withdrawal Account allocated to Excluded Funds ("Excluded Withdrawal Account") is $45,000, and a transfer is made of $10,000 from Excluded Funds to Covered Funds.

     The new CV for Covered Funds is $70,000 ($60,000 + $10,000), and the new CV for Excluded Funds is $30,000 ($40,000 - $10,000).

     The Excluded Withdrawal Account is reduced pro-rata based on the ratio of the amount transferred from Excluded Funds to the CV in Excluded Funds (prior to the transfer) to $33,750 ($45,000 * (1 - $10,000 / $40,000)).

     The Covered Withdrawal Account is increased by the lesser of the reduction of the Excluded Withdrawal Account of $11,250 ($45,000 - $33,750) and the actual amount transferred of $10,000. Thus, the Covered Withdrawal Account is increased to $85,000 ($75,000 + $10,000).

Example #5: Owner transfers funds from Covered Funds to Excluded Funds

     Assume the Contract Value (CV) before the transfer is $100,000 and is invested $60,000 in Covered Funds and $40,000 in Excluded Funds. Further assume that the MGWB Withdrawal Account allocated to Covered Funds ("Covered Withdrawal Account") is $75,000, the MGWB Withdrawal Account allocated to Excluded Funds ("Excluded Withdrawal Account") is $45,000, and a transfer is made of $10,000 from Covered Funds to Excluded Funds.

     The new CV for Covered Funds is $50,000 ($60,000 - $10,000), and the new CV for Excluded Funds is $50,000 ($40,000 + $10,000).

     The Covered Withdrawal Account is reduced pro-rata based on the ratio of the amount transferred from Covered Funds to the CV in Covered Funds (prior to the transfer) to $62,500 ($75,000 * (1 - $10,000 / $60,000)).

     The Excluded Withdrawal Account is increased by the reduction of the Covered Withdrawal Account of $12,500 ($75,000 - $62,500) to $57,500 ($45,000 +
$12,500).


WF Opportunities - 133981


                                       H2

--------------------------------------------------------------------------------
APPENDIX I
--------------------------------------------------------------------------------

               Death Benefits for Category Yr-2001 Contract Owners


The purpose of this appendix is to describe the death benefits applicable to contract owners in the Yr-2001 category. Other than as specified below, please see the prospectus for a full description of your death benefit options and other Contract features. Capitalized terms have the same meaning as described in the Prospectus. If you are unsure of which Category applies to you, please call our Customer Service Center. As used in this appendix, "Non-Special Funds" has the same meaning as "Covered Funds" in the prospectus. These benefits are currently available only in the State of Washington. Please note that the 7% Solution Enhanced Death Benefit is no longer available.


We use the Base Death Benefit to help determine the minimum death benefit payable under each of the death benefit options described below. You do not elect the Base Death Benefit. The Base Death Benefit is equal to the greater of:

      1)    the contract value; and

      2)    the cash surrender value.

The Standard Death Benefit equals the greatest of the Base Death Benefit, the floor, and the sum of:

      1)    the contract value allocated to Special Funds; and

      2) the Standard Minimum Guaranteed Death Benefit for amounts allocated to Non-Special Funds.

The Standard Minimum Guaranteed Death Benefit equals:

      1) the initial premium payment allocated to Special and Non-Special Funds, respectively;

      2) increased by premium payments and adjusted for transfers, allocated to Special and Non-Special Funds, respectively, after issue; and

      3) reduced by a pro-rata adjustment for any withdrawal or transfer taken from the Special and Non-Special Funds, respectively.

      In the event of transfers from Special to Non-Special funds, the increase in the Minimum Guaranteed Death Benefit of the Non-Special Fund will equal the lesser of the reduction in the Minimum Guaranteed Death Benefit in the Special Fund and the contract value transferred. In the event of transfers from Non-Special to Special Funds, the increase in the Minimum Guaranteed Death Benefit of the Special Fund will equal the reduction in the Minimum Guaranteed Death Benefit in the Non-Special Fund.

The floor for the Death Benefit is the total premium payments made under the Contract reduced by a pro-rata adjustment for any withdrawal.


Enhanced Death Benefit Options. Under the Enhanced Death Benefit options, if you die before the annuity start date, your beneficiary will receive the greater of the Standard Death Benefit and the Enhanced Death Benefit option elected. For purposes of calculating the Enhanced Death Benefits, certain investment portfolios, and the Fixed Account are designated as "Special Funds." For Contracts issued on or after May 1, 2003, the following investment options are designated as Special Funds: the Wells Fargo VT Money Market Fund; the ING VP Intermediate Bond Portfolio; the ING PIMCO Core Bond Portfolio; the Fixed Account; the Fixed Interest Division; and the TSA Special Fixed Account.


We may, with 30 days notice to you, designate any investment portfolio as a Special Fund on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. Selecting a Special Fund may limit or reduce the enhanced death benefit.

For the period during which a portion of the contract value is allocated to a Special Fund, we may, at our discretion, reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during that period.


WF Opportunities - 133981


                                       I1

The 7% Solution Enhanced Death Benefit, equals the greatest of:

      1)    the Standard Death Benefit;

      2)    the floor; and

      3) the sum of the contract value allocated to Special Funds and the 7% Solution Minimum Guaranteed Death Benefit for Non-Special Funds.

The 7% Solution Minimum Guaranteed Death Benefit for Special and Non-Special Funds equals the lesser of:

      1) premiums, adjusted for withdrawals and transfers, accumulated at 7% until the earlier of attainment of age 80 or reaching the cap (equal to 3 times all premium payments, as reduced by adjustments for withdrawals) and thereafter at 0%, subject to a floor as described below, and

      2)    the cap.

Withdrawals of up to 7% per year of cumulative premiums are referred to as special withdrawals. Special withdrawals reduce the 7% Solution Minimum Guaranteed Death Benefit by the amount of contract value withdrawn. For any other withdrawals (withdrawals in excess of the amount available as a special withdrawal), a pro-rata adjustment to the 7% Solution Minimum Guaranteed Death Benefit is made. The amount of the pro-rata adjustment for withdrawals from Non-Special Funds will equal (a) times (b) divided by (c): where (a) is the 7% Solution Minimum Guaranteed Death Benefit for Non-Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Non-Special Funds before the withdrawal. The amount of the pro-rata adjustment for withdrawals from Special Funds will equal (a) times (b) divided by (c): where (a) is the 7% Solution Minimum Guaranteed Death Benefit for Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Special Funds before the withdrawal.

Transfers from Special to Non-Special Funds will reduce the 7% Solution Minimum Guaranteed Death Benefit and the cap for Special Funds on a pro-rata basis. The resulting increase in the 7% Solution Minimum Guaranteed Death Benefit in the Non-Special Funds will equal the lesser of the reduction in the 7% Solution Minimum Guaranteed Death Benefit in the Special Funds and the contract value transferred. The increase in the cap for Non-Special Funds will equal the reduction in the cap for Special Funds.

Transfers from Non-Special to Special Funds will reduce the 7% Solution Minimum Guaranteed Death Benefit and the cap in the Non-Special Funds on a pro-rata basis. The resulting increase in the 7% Solution Minimum Guaranteed Death Benefit and the cap for the Special Funds will equal the reduction in the 7% Solution Minimum Guaranteed Death Benefit and the cap for the Non-Special Funds.

The floor for the 7 % Solution Enhanced Death Benefit is determined by the same calculations described above for the 7% Solution Minimum Guaranteed Death Benefit except as follows: If you transfer contract value to a Special Fund, the minimum floor will not be reduced by the transfer. Instead, a portion of the floor (equal to the percentage of contract value transferred) just prior to the transfer will be frozen (with 0% subsequent growth) unless the contract value is transferred back to the Non-Special Funds. Upon such transfer back to Non-Special Funds, we will resume accumulating that portion of the floor at the 7% annual effective rate as described above, subject to the age limit and the cap described above. Similarly, for contract value allocated directly to Special Funds, that portion of the floor will be the contract value allocated, and will not accumulate while invested in Special Funds. Withdrawals will reduce the floor as described for the minimum guaranteed death benefit above. Your death benefit will be the greater of the floor and the death benefit determined as described above.

The Annual Ratchet Enhanced Death Benefit equals the greatest of:

      1)    the Standard Death Benefit;

      2)    the floor; and

      3) the sum of the contract value allocated to Special Funds and the Annual Ratchet Minimum Guaranteed Death Benefit allocated to Non-Special Funds.


WF Opportunities - 133981


                                       I2

The Annual Ratchet Minimum Guaranteed Death Benefit equals:

      1) the initial premium allocated at issue to Special and Non-Special Funds, respectively;

      2) increased dollar for dollar by any premium allocated after issue to Special and Non-Special funds, respectively;

      3) for Non-Special Funds, adjusted on each anniversary that occurs on or prior to attainment of age 90 to the greater of the Annual Ratchet Minimum Guaranteed Death Benefit for Non-Special Funds from the prior anniversary (adjusted for new premiums, partial withdrawals allocated to Non-Special Funds, and transfers between Special and Non-Special Funds) and the current contract value allocated to Non-Special Funds;

      4) for Special Funds, adjusted on each anniversary that occurs on or prior to attainment of age 90 to the greater of the Annual Ratchet Minimum Guaranteed Death Benefit for Special Funds from the prior anniversary (adjusted for new premiums, partial withdrawals allocated to Special Funds, and transfers between Special and Non-Special and Non-Special Funds) and the current contract value allocated to Special Funds.

Withdrawals reduce the Annual Ratchet Minimum Guaranteed Death Benefit on a pro-rata basis, based on the amount withdrawn from the Special and Non-Special Funds, respectively. The amount of the pro-rata adjustment for withdrawals from Non-Special Funds will equal (a) times (b) divided by (c): where (a) is the Annual Ratchet Minimum Guaranteed Death Benefit for Non-Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Non-Special Funds before withdrawal. The amount of the pro-rata adjustment for Special Funds will equal (a) times (b) divided by
(c): where (a) is the Annual Ratchet Minimum Guaranteed Death Benefit for Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Special Funds before the withdrawal.

Transfers from Special to Non-Special Funds will reduce the Annual Ratchet Minimum Guaranteed Death Benefit for Special Funds on a pro-rata basis. The resulting increase in the Annual Ratchet Minimum Guaranteed Death Benefit in the Non-Special Funds will equal the lesser of the reduction in the Annual Ratchet Minimum Guaranteed Death Benefit in the Special Funds and the contract value transferred.

Transfers from Non-Special to Special Funds will reduce the Annual Ratchet Minimum Guaranteed Death Benefit for Non-Special Funds on a pro-rata basis. The resulting increase in the Annual Ratchet Minimum Guaranteed Death Benefit for the Special Funds will equal the reduction in the Annual Ratchet Minimum Guaranteed Death Benefit for the Non-Special Funds.

The floor for the Annual Ratchet Enhanced Death Benefit is determined as described above for the Annual Ratchet Minimum Guaranteed Death Benefit except that all investments will be treated as Non-Special Funds.

The Max 7 Enhanced Death Benefit equals the greater of the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit. Under this death benefit option, the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit are calculated in the same manner as if each were the elected benefit.

Note: In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefits may not be available in all states.

Death Benefit for Excluded Funds

We will be designating certain investment portfolios as "Excluded Funds." Excluded Funds will include certain investment portfolios that, due to their volatility, will be excluded from the death benefit guarantees that might otherwise be provided. We may add new portfolios as Excluded Funds. We may also reclassify an existing portfolio as an Excluded Fund or remove such classification upon 30 days notice to you. Such reclassification will apply only to amounts transferred or otherwise added to such portfolio after the effective date of the reclassification. Investment in Excluded Funds will impact your death benefit.

For the period of time, and to the extent, that you allocate premium or contract value to Excluded Funds, your death benefit attributable to that allocation will equal the contract value of that allocation. Any guarantee of death benefit in excess of contract value otherwise provided with regard to allocations to Non-Excluded Funds, does not apply to allocations to Excluded Funds. The death benefit provided under the Contract may be reduced to the extent that you allocate premium or contract value to Excluded Funds.

Transfers from Excluded Funds to Non-Excluded funds will reduce all death benefit components for Excluded Funds on a pro-rata basis. Except with respect to any maximum guaranteed death benefit, the resulting increase in the Non-Excluded Funds death benefit component will equal the lesser of the reduction in the death benefit for Excluded Funds and the contract


WF Opportunities - 133981


                                       I3
value transferred. With respect to the maximum guaranteed death benefit, where applicable, the resulting increase in the Non-Excluded Funds maximum guaranteed death benefit will equal the reduction in the maximum guaranteed death benefit for Excluded Funds.

Transfers from Non-Excluded Funds to Excluded Funds will reduce the Non-Excluded Funds death benefit components on a pro-rata basis. The resulting increase in the death benefit components of Excluded Funds will equal the reduction in the Non-Excluded Funds death benefit components.


WF Opportunities - 133981


                                       I4

--------------------------------------------------------------------------------
APPENDIX J
--------------------------------------------------------------------------------

                Death Benefits for Category May-2002 and Yr-2003
                                 Contract Owners

The purpose of this appendix is to describe the death benefits applicable to contract owners in the May-2002 and Yr-2003 Categories. Other than as specified below, please see the prospectus for a full description of your death benefit options and other Contract features. Capitalized terms have the same meaning as described in the prospectus. If you are unsure of which Category applies to you, please call our Customer Service Center.

The following enhanced death benefit option was available when you purchased your Contract:

The Deferred Ratchet Enhanced Death Benefit equals the greater of:

      1)    the Standard Death Benefit; and

      2) the Deferred Ratchet Minimum Guaranteed Death Benefit ("Deferred Ratchet MGDB") allocated to Covered Funds plus the contract value allocated to Excluded Funds.

            No funds are currently designated as Excluded Funds for purposes of the Deferred Ratchet MGDB.

The Deferred Ratchet MGDB allocated to Covered Funds on the contract date equals the premium allocated to Covered Funds. On each "eligible contract anniversary," as defined below, which occurs on or prior to attainment of age 85, the Deferred Ratchet MGDB in Covered Funds will be set to the greater of:

      o the current contract value in Covered Funds (after deductions occurring as of that date); or

      o the Deferred Ratchet MGDB in Covered Funds from the prior eligible contract anniversary (after deductions occurring on that date), adjusted for new premiums and partial withdrawals attributable to Covered Funds, and transfers.

Eligible contract anniversary means:

      o for issue ages 0-76, the 8th contract anniversary, and each contract anniversary thereafter until the contract owner reaches the attained age of 85;

      o     for issues ages 77 and older, the 8th contract anniversary only.

Other than on eligible contract anniversaries, the Deferred Ratchet MGDB in the Covered Funds is equal to the Deferred Ratchet MGDB in the Covered Funds from the last eligible contract anniversary, adjusted for new premiums and partial withdrawals attributable to Covered Funds, and transfers.

The Deferred Ratchet MGDB allocated to Excluded Funds is equal to the Deferred Ratchet MGDB in the Excluded Funds from the last eligible contract anniversary, adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers. This calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds. On each eligible contract anniversary that occurs on or prior to attainment of age 85, the Deferred Ratchet MGDB in Excluded Funds will be set to the greater of:

      o the current contract value in Excluded Funds (after deductions occurring as of that date); or

      o the Deferred Ratchet MGDB in the Excluded Funds from the prior eligible contract anniversary (after deductions occurring on that date), adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers.

Other than on eligible contract anniversaries, the Deferred Ratchet MGDB in the Excluded Funds is equal to the Deferred Ratchet MGDB in the Excluded Funds from the last eligible contract anniversary, adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers.


WF Opportunities - 133981


                                       J1

Withdrawals reduce the Deferred Ratchet MGDB on a pro-rata basis. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall Deferred Ratchet MGDB, but do affect the amount of the Deferred Ratchet MGDB in a particular Fund category. Net transfers from among the Funds will reduce the Deferred Ratchet MGDB in the Funds on a pro-rata basis.

Change of Contract Owner or Beneficiary

For the Deferred Ratchet Death Benefit, if the new owner is age 76 or under on the date that ownership changes, the minimum guaranteed death benefit will continue, and the annual ratchet will stop upon the new owner attaining age 85. If the new owner is age 77 or older on the date of the ownership change (but less than age 86), and the contract has not reached the 8th anniversary, the deferred ratchet will apply upon the 8th anniversary; if the contract is beyond the 8th anniversary, there will be no further ratchets.

Mortality and Expense Risk Charge

The mortality and expense risk charge for the Deferred Ratchet Enhanced Death Benefit is 1.30% of the assets you have in each subaccount. The mortality and expense risk charge is deducted each business day at the rate of .003585%.


WF Opportunities - 133981


                                       J2

--------------------------------------------------------------------------------
APPENDIX K
--------------------------------------------------------------------------------

                      Death Benefits for May-2002, Yr-2003
                          and May-2003 Contract Owners


The following is a description of the 7% Solution Enhanced Death Benefit, the Annual Ratchet Enhanced Death Benefit and the Max 7 Enhanced Death Benefit for May-2002, Yr-2003 and May-2003 contract owners. Other than as described below, please see the prospectus for a full description of your death benefit options and other Contract features. Capitalized terms have the same meaning as described in the prospectus. Please note that the 7% Solution Enhanced Death Benefit is no longer available.


The 7% Solution Enhanced Death Benefit is the greater of:

      1)    the Standard Death Benefit; and

      2)    the lesser of:

            a) 3 times all premium payments, adjusted for withdrawals (the "cap"); and

            b) the sum of the 7% Solution Minimum Guaranteed Death Benefit ("7% MGDB") allocated to Covered Funds, the 7% MGDB allocated to Special Funds, and the contract value allocated to Excluded Funds.


For Contracts issued on or after May 1, 2003, for purposes of calculating the 7% Solution Enhanced Death Benefit, the following investment options are designated as Special Funds: the ING VP Intermediate Bond Portfolio, the ING Core Bond Portfolio, the Fixed Account, the Fixed Interest Division, and the TSA Special Fixed Account. No investment options are currently designated as Excluded Funds.


The 7% MGDB allocated to Covered Funds equals premiums allocated to Covered Funds, adjusted for withdrawals and transfers, accumulated at 7% until age 80 or the 7% MGDB reaches the cap. There is no accumulation once the cap is reached. Payment of additional premiums may cause the accumulation to resume, but there is no catch-up for any period where accumulation was suspended.

The 7% MGDB allocated to Special Funds equals premiums allocated to Special Funds, adjusted for withdrawals and transfers. There is no accumulation of Minimum Guaranteed Death Benefit allocated to Special Funds.

The 7% MGDB allocated to Excluded Funds is determined in the same way as the 7% MGDB for Covered Funds, but the calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Withdrawals reduce the 7% MGDB on a pro rata basis. The percentage reduction in the 7% MGDB for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The percentage reduction in the cap equals the percentage reduction in total contract value resulting from the withdrawal. The pro rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall 7% MGDB, but do affect the amount of the 7% MGDB in a particular Fund category. Net transfers from among the Funds will reduce the 7% MGDB in the Funds on a pro rata basis.

The Annual Ratchet Enhanced Death Benefit equals the greater of:

      1)    the Standard Death Benefit; and

      2) the Annual Ratchet Minimum Guaranteed Death Benefit ("Annual Ratchet MGDB") allocated to Covered Funds plus the contract value allocated to Excluded Funds.

No funds are currently designated as Excluded Funds for purposes of the Annual Ratchet MGDB.


WF Opportunities - 133981


                                       K1

The Annual Ratchet MGDB allocated to Covered Funds on the contract date equals the premium allocated to Covered Funds. On each contract anniversary that occurs on or prior to attainment of age 90, the Annual Ratchet MGDB in Covered Funds will be set to the greater of:

      1) the current contract value in Covered Funds (after deductions occurring as of that date); and

      2) the Annual Ratchet MGDB in Covered Funds from the prior contract anniversary (after deductions occurring on that date), adjusted for new premiums, and partial withdrawals attributable to Covered Funds, and transfers.

Other than on contract anniversaries, the Annual Ratchet MGDB in the Covered Funds is equal to the Annual Ratchet MGDB in the Covered Funds from the last contract anniversary, adjusted for new premiums, and partial withdrawals attributable to Covered Funds, and transfers.

The Annual Ratchet MGDB allocated to Excluded Funds on the contract date equals the premium allocated to Excluded Funds. The calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds. On the contract date, the Annual Ratchet MGDB allocated to Excluded Funds is equal to the premium allocated to Excluded Funds. On each contract anniversary that occurs on or prior to attainment of age 90, the Annual Ratchet MGDB in Excluded Funds will be set to the greater of:

      1) the current contract value in Excluded Funds (after deductions occurring as of that date); or

      2) the Annual Ratchet MGDB in the Excluded Funds from the prior contract anniversary (after deductions occurring on that date), adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers.

Other than on contract anniversaries, the Annual Ratchet MGDB in the Excluded Funds is equal to the Annual Ratchet MGDB in the Excluded Funds from the last contract anniversary, adjusted for new premiums, and partial withdrawals attributable to Excluded Funds, and transfers.

Withdrawals reduce the Annual Ratchet MGDB on a pro rata basis. The pro rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Net transfers from Covered Funds to Special or Excluded Funds will reduce the 7% MGDB in Covered Funds on a pro-rata basis. The increase in the 7% MGDB allocated to Special or Excluded Funds, as applicable, will equal the decrease in the 7% MGDB in Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the Annual Ratchet MGDB in Excluded Funds on a pro-rata basis. The increase in the Annual Ratchet MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the reduction in the Annual Ratchet MGDB in Excluded Funds.

The Max 7 Enhanced Death Benefit equals the greater of the 7% Solution Enhanced Death Benefit or the Annual Ratchet Enhanced Death Benefit described above. Each Enhanced Death Benefit is determined independently of the other at all times.




WF Opportunities - 133981


                                       K2

--------------------------------------------------------------------------------
APPENDIX L
--------------------------------------------------------------------------------


                       Optional Rider Benefit Charges and
                      Minimum Guaranteed Income Benefit for
                            May-2002 Contract Owners


The following is a description of the optional rider benefits for May-2002 contract owners who elected an optional rider benefit. Other than as specified below, please see the prospectus for a complete description of your optional rider benefits. Capitalized terms have the same meaning as described in the prospectus. Please note that the Minimum Guaranteed Withdrawal Benefit described in this Appendix is no longer available.


Optional Rider Charges

      Minimum Guaranteed Accumulation Benefit (MGAB). The quarterly charge for the MGAB rider is as follows:

      --------------------------------------------------------------------------
      Waiting Period             Quarterly Charge
      --------------------------------------------------------------------------
      10 Year                    0.125% of the MGAB Charge Base (0.50% annually)
      20 Year                    0.125% of the MGAB Charge Base (0.50% annually)
      --------------------------------------------------------------------------

The MGAB Charge Base is the total of (i) the MGAB Base on the rider date and
(ii) premiums during the 2-year period commencing on the rider date, reduced pro-rata for withdrawals and reduced for transfers made within the last 3 years prior to the MGAB Benefit Date. We will deduct charges only during your ten-year or twenty-year waiting period, as applicable. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate and MGAB Charge Base immediately prior to the surrender or annuitization. The MGAB Charge Base is adjusted for transfers between Special and Non-Special Funds or Excluded Funds.

      Minimum Guaranteed Income Benefit (MGIB). The quarterly charge for the MGIB rider is as follows:

      --------------------------------------------------------------------------
      MGIB Rate             Quarterly Charge
      --------------------------------------------------------------------------
      7%                    0.125% of the MGIB Charge Base (0.50% annually)
      --------------------------------------------------------------------------

The MGIB Charge Base is the total of premiums paid more than 5 years before the earliest MGIB Benefit Date, reduced pro-rata for all withdrawals taken while the MGIB rider is in effect, and accumulated at the MGIB Rate (7%) to the earlier of age 80 and reaching the MGIB Base Maximum. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate and your MGIB Charge Base immediately prior to the surrender or annuitization. The MGIB Charge Base is adjusted for transfers between Special and Non-Special Funds or Excluded Funds.

      Minimum Guaranteed Withdrawal Benefit (MGWB). The quarterly charge for the MGWB rider is 0.125% (0.50% annually) of the original MGWB Eligible Payment Amount. The original MGWB Eligible Payment Amount is equal to all premiums paid during the first two contract years following the rider date. When we calculate the MGWB rider charge, we do not reduce the Eligible Payment Amount by the amount of any withdrawals taken while the MGWB rider is in effect. We will deduct charges only during the period before your Contract's Automatic Periodic Benefit Status. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate and your original MGWB Eligible Payment Amount immediately prior to the surrender or annuitization.

Optional Rider Benefits


      Minimum Guaranteed Income Benefit (MGIB) Rider. The MGIB rider is an optional benefit which guarantees a minimum amount of annuity income will be available to you if you annuitize on the MGIB Benefit Date, regardless of fluctuating market conditions. The amount of the Minimum Guaranteed Income Benefit will depend on the amount of premiums you pay during the five contract years after you purchase the rider, the amount of contract value you allocate or transfer to Special Funds or Excluded Funds, the MGIB Rate, the adjustment for Special Fund or Excluded Fund transfers,

WF Opportunities - 133981

                                       L1
and any withdrawals you take while the rider is in effect. Thus, investing in Special Funds or Excluded Funds may limit the MGIB benefit. For Contracts issued on or after May 1, 2003, the following investment options are designated as Special Funds: the Wells Fargo VT Money Market Fund, the ING VP Intermediate Bond Portfolio; the ING PIMCO Core Bond Portfolio; the Fixed Account; the Fixed Interest Division; and the TSA Special Fixed Account.


For a discussion of the charges we deduct under the MGIB rider, see "Optional Rider Charges."

Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed or the income factors in effect on the date you annuitize. If you purchase the MGIB rider, the amount of income that will be available to you upon annuitization on the MGIB Benefit Date is the greatest of:

      (i) your annuity income based on your contract value adjusted for any Market Value Adjustment (see the ING USA Fixed Account prospectus) on the MGIB Benefit Date applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

      (ii) your annuity income based on your contract value adjusted for any Market Value Adjustment (see the ING USA Fixed Account prospectus) on the MGIB Benefit Date applied to the then current income factors in effect for the annuity option you selected; and

      (iii) the MGIB annuity income based on your MGIB Benefit Base on the MGIB Benefit Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust the MGIB Benefit Base for any premium tax recovery and Market Value Adjustment (see the ING USA Fixed Account prospectus) that would otherwise apply at annuitization.

Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider. Payments under the rider begin on the MGIB Benefit Date. We require a 10-year waiting period before you can annuitize the MGIB rider benefit. The MGIB must be exercised in the 30-day period prior to the end of the waiting period or any subsequent contract anniversary. At your request, the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Benefit Date.

      Determining the MGIB Annuity Income. On the MGIB Benefit Date, we calculate your MGIB annuity income as follows:

      1. We first determine your MGIB Benefit Base. The MGIB Benefit Base is only a calculation used to determine the MGIB. The MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Base or MGIB Base Maximum.

            The MGIB Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of eligible premium (or contract value) and subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. The MGIB Benefit Base equals the lesser of (a) and (b) where:

            a)    is the Maximum MGIB Base; and

            b)    is the sum of:

                  1)    the MGIB Base allocated to Covered Funds;

                  2)    the MGIB Base allocated to Special Funds; and

                  3)    the contract value allocated to Excluded Funds.

            The Maximum MGIB Base is 200% of eligible premiums, adjusted pro-rata for withdrawals. The Maximum MGIB Base is not allocated by Fund category.

            The MGIB Base allocated to Covered Funds equals the eligible premiums allocated to Covered Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Base reaching the Maximum MGIB Base, and at 0% thereafter.


WF Opportunities - 133981


                                       L2

            The MGIB Base allocated to Special Funds equals the eligible premiums allocated to Special Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect. There is no accumulation of MGIB Base allocated to Special Funds.

            The MGIB Base allocated to Excluded Funds equals the eligible premiums allocated to Excluded Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Base reaching the Maximum MGIB Base, and at 0% thereafter. The MGIB Base allocated to Excluded Funds is used only for transfer adjustments and rider charges. It is not used to determine benefits.

            Eligible premiums are those added more than 5 years before the earliest MGIB Benefit Date. Premiums paid after that are excluded from the MGIB Base.

            The MGIB Rate is currently 7%. We may, at our discretion, discontinue offering this rate. The MGIB Rate is an annual effective rate.

            Withdrawals reduce the MGIB Base on a pro-rata basis. The percentage reduction in the MGIB Base for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. For example, the value of the MGIB Base in Covered Funds after a withdrawal from one or more Covered Funds equals the value of the MGIB Base in Covered Funds before the withdrawal times the contract value in Covered Funds after the withdrawal divided by the contract value in Covered Funds before the withdrawal.

            Net transfers from Covered Funds will reduce the MGIB Base allocated to Covered Funds on a pro-rata basis. The resulting increase in the MGIB Base allocated to Special or Excluded Funds, as applicable, will equal the reduction in the MGIB Base allocated to Covered Funds.

            Net transfers from Special Funds will reduce the MGIB Base allocated to Special Funds on a pro-rata basis. The resulting increase in the MGIB Base allocated to Covered or Excluded Funds, as applicable, will equal the reduction in the MGIB Base allocated to Special Funds.

            Net transfers from Excluded Funds will reduce the MGIB Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGIB Base allocated to Covered or Special Funds, as applicable, will equal the lesser of the net contract value transferred and the change in the MGIB Base allocated to Excluded Funds.

      2. Then we determine the MGIB annuity income by multiplying your MGIB Benefit Base (adjusted for any Market Value Adjustment and premium taxes) by the applicable income factor, and then dividing by $1,000.

            The MGIB Income Options are available under the MGIB Rider:

            (i) Income for Life (Single Life or Joint with 100% Survivor) and 10-30 Year Certain;

            (ii)  Income for a 20-30 Year Period Certain; or

            (iii) Any other income plan offered by the Company in connection with the MGIB rider on the MGIB Benefit Date.

      On the MGIB Benefit Date, we would apply the MGIB Benefit Base under the Table of Income Factors specified in the MGIB rider for the Income Option you selected. The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract.

      Then we compare the MGIB annuity income under the rider guarantee for the option selected with the annuity income under your Contract for the same option. The greater amount of income will be available to you on the MGIB Benefit Date.

      Purchase. To purchase the MGIB rider, you must be age 79 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date. The MGIB rider must be purchased (i) on the contract date, or (ii) within thirty days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later. There is a ten year waiting period before you can annuitize under the MGIB rider.


WF Opportunities - 133981


                                       L3

      The MGIB Benefit Date. If you purchased the MGIB rider on the contract date or added the MGIB rider within 30 days following the contract date, the MGIB Benefit Date is the contract anniversary on or after the tenth contract anniversary when you decide to exercise your right to annuitize under the MGIB rider. If you added the MGIB rider at any other time, your MGIB Benefit Date is the contract anniversary at least 10 years after the rider date when you decide to exercise your right to annuitize under the MGIB rider.

      No change of annuitant. Once the MGIB rider is purchased, the annuitant may not be changed except for the following exception. If an annuitant who is not a contract owner dies prior to annuitization, a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Base is unaffected and continues to accumulate.

      Notification. On or about 30 days prior to the MGIB Benefit Date, we will provide you with notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise. The actual amount of the MGIB annuity benefit will be determined as of the MGIB Benefit Date.

The MGIB rider does not restrict or limit your right to annuitize the contract at any time permitted under the contract. The MGIB rider does not restrict your right to annuitize the contract using contract values that may be higher than the MGIB annuity benefit.

The benefits associated with the MGIB rider are available only if you annuitize your contract under the rider and in accordance with the provisions set forth above. Annuitizing using the MGIB may result in the more favorable stream of income payments, and different tax consequences, under your contract. Because the MGIB rider is based on conservative actuarial factors, the level of lifetime income that it guarantees may be less than the level that might be provided by the application of your contract value to the contract's applicable annuity factors. You should consider all of your options at the time you begin the income phase of your contract.


WF Opportunities - 133981


                                       L4

--------------------------------------------------------------------------------
APPENDIX M
--------------------------------------------------------------------------------


                       Optional Rider Benefit Charges and
                           Optional Benefit Riders for
                 May-2002, Yr-2003 and May-2003 Contract Owners


The following is a description of the Minimum Guaranteed Accumulation Benefit and the Minimum Guaranteed Withdrawal Benefit for May-2002 and Yr-2003 contract owners who elected an optional rider benefit. Other than as specified below, please see the prospectus for a complete description of your optional rider benefits. Capitalized terms have the same meaning as described in the prospectus. Please note that the Minimum Guaranteed Withdrawal Benefit described in this Appendix is no longer available.


Optional Rider Charges

Minimum Guaranteed Accumulation Benefit rider:*

      -----------------------------------------------------------------------------------------
      Waiting Period        As an Annual Charge                 As a Quarterly Charge
      -----------------------------------------------------------------------------------------
      10 Year               0.65% of the MGAB Charge Base       0.1625% of the MGAB Charge Base
      20 Year               0.65% of the MGAB Charge Base       0.1625% of the MGAB Charge Base
      -----------------------------------------------------------------------------------------

      * The MGAB Charge Base is the total of premiums added during the two-year period commencing on the rider date if you purchase the rider on the contract date, or, your contract value on the rider date plus premiums added during the two-year period commencing on the rider date if you purchased the rider after the contract date, reduced pro-rata for all withdrawals taken while the MGAB rider is in effect, and reduced pro-rata for transfers made during the three year period before the MGAB Date. The MGAB Charge Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of premium (or contract value), subsequent allocation of eligible premium, withdrawals and transfers. Withdrawals and transfers may reduce the applicable MGAB Charge Base by more than the amount withdrawn or transferred.

Minimum Guaranteed Withdrawal Benefit rider:

      --------------------------------------------------------------------------
      As an Annual Charge          As a Quarterly Charge
      --------------------------------------------------------------------------
      0.65% of contract value      0.1625% of the MGWB Eligible Payment Amount**
      --------------------------------------------------------------------------

      ** The MGWB Eligible Payment Amount is (i) the total of premiums and credit paid during the 2-year period commencing on the rider date if you purchase the rider on the contract date; or (ii) your contract value on the rider date plus subsequent premiums applied during the two-year period commencing on the rider date.

Minimum Guaranteed Accumulation Benefit Rider (MGAB). The MGAB rider is an optional benefit which provides you with an MGAB intended to guarantee a minimum contract value at the end of a specified waiting period. Only premiums added to your Contract during the first two-year period after your rider date are included in the MGAB Base. Any additional premium payments added after the second rider anniversary are not included in the MGAB Base. Thus, the MGAB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary

The MGAB is a one-time adjustment to your contract value if your contract value on the MGAB Date is less than the MGAB Base. The MGAB Date is the next business day after the applicable waiting period. We calculate your Minimum Guaranteed Accumulation Benefit on this date. The MGAB rider may offer you protection if your Contract loses value during the MGAB waiting period. For a discussion of the charges we deduct under the MGAB rider, see "Optional Rider Charges."

The MGAB rider offers a ten-year option and a twenty-year option, of which you may purchase only one. The ten-year option has a waiting period of ten years and, other than for allocations to Excluded Funds and certain transfers, guarantees that your contract value at the end of ten years will at least equal your initial premium payment, reduced pro-rata for withdrawals. Transfers made within 3 years prior to the MGAB Date will also reduce the MGAB Base pro-rata. The twenty-year option has a waiting period of twenty years and, other than allocations to Special Funds or Excluded Funds, guarantees


WF Opportunities - 133981


                                       M1
that your contract value at the end of twenty years will at least equal two times your initial premium payment, reduced pro-rata for withdrawals and reduced for transfers made within 3 years prior to the MGAB Date. If you add the 20-year option rider after the contract date, any payment of premiums after the rider date, and/or investments in the Special or Excluded Funds, may prevent the MGAB Base from doubling over the waiting period.

      Calculating the MGAB.  We calculate your MGAB as follows:

      1) We first determine your MGAB Base. The MGAB Base is only a calculation used to determine the MGAB. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your annuity income, cash surrender value and death benefits.

            The MGAB Base is tracked separately for Covered, Special and Excluded Funds, based on the initial allocation of premium (or contract value), subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. The aggregate MGAB Base is used to determine the MGAB on the MGAB Date. The aggregate MGAB Base equals the sum of:

            a)    the MGAB Base allocated to Covered Funds;

            b)    the MGAB Base allocated to Special Funds; and

            c) the lesser of the contract value allocated to Excluded Funds or MGAB Base allocated to Excluded Funds.


            No investment options are currently designated as Special Funds for the ten-year MGAB. The following investment options are designated as Special Funds for the twenty-year MGAB: the Wells Fargo VT Money Market Fund, the ING VP Intermediate Bond Portfolio; the ING PIMCO Core Bond Portfolio; the Fixed Account; the Fixed Interest Division; and the TSA Special Fixed Account.


            No investment options are currently designated as Excluded Funds.

            The MGAB Base for both the Covered Funds and the Excluded Funds equals the allocated eligible premiums, adjusted for subsequent withdrawals and transfers, accumulated until the MGAB Date at 0% for the ten-year MGAB and 3.5265% for the twenty-year MGAB.

            The MGAB Base for Special Funds equals the allocated eligible premiums, adjusted for subsequent withdrawals and transfers. There is no accumulation of MGAB Base for Special Funds for either the ten-year or twenty-year MGAB.

            If you purchased the MGAB optional benefit rider after the contract date, your MGAB Base equals your allocated contract value, plus premiums added during the two-year period after your rider date, accumulated at the appropriate MGAB rate described above, and adjusted for withdrawals and transfers.

            We use the MGAB Charge Base to determine the periodic MGAB rider charges. The MGAB Charge Base equals the eligible premiums, adjusted for subsequent withdrawals and transfers, as allocated by fund category. The MGAB Charge Base is tracked separately for Covered, Special and Excluded Funds, and separate rates may apply to each. Currently, the same deduction method and rate apply to all categories.

            Withdrawals reduce the MGAB Base and MGAB Charge Base on a pro-rata basis. The percentage reduction in the MGAB Base and MGAB Charge Base for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal.

            Net Transfers from Covered Funds or Special Funds to Excluded Funds reduce the MGAB Base and MGAB Charge Base allocated to Covered Funds or Special Funds on a pro-rata basis. Any resulting increase in MGAB Base and MGAB Charge Base allocated to Excluded Funds will equal the reduction in the MGAB Base and MGAB Charge Base allocated to Covered Funds or Special Funds. There will be no such increase if the transfer occurs within 3 years of the MGAB Date.

            Net Transfers from Excluded Funds to other funds reduce the MGAB Base and MGAB Charge Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in MGAB Base and MGAB Charge Base allocated to other funds will equal the lesser of the contract value transferred and the change in the MGAB Base and MGAB Charge Base allocated to Excluded Funds. There will be no such increase if the transfer occurs within 3 years of the MGAB Date.


WF Opportunities - 133981


                                       M2

            Any transfer within 3 years of the MGAB Date (regardless of the funds involved) reduces the MGAB Base and MGAB Charge Base for Covered, Special or Excluded Funds, as applicable, on a pro-rata basis, based on the percentage of contract value transferred, without any corresponding increase.

      2) We then subtract your contract value on the MGAB Date from your aggregate MGAB Base. The contract value that we subtract includes both the contract value in the subaccounts in which you are invested and the contract value in your Fixed Interest Allocations, if any.

      3) Any positive difference is your MGAB. If there is a MGAB, we will automatically credit it on the MGAB Date to the subaccounts in which you are invested pro-rata based on the proportion of your contract value in the subaccounts on that date, unless you have previously given us other allocation instructions. If you do not have an investment in any subaccount on the MGAB Date, we will allocate the MGAB to the Liquid Assets subaccount on your behalf. After we credit the MGAB, the amount of your annuity income, cash surrender value and death benefits will reflect the crediting of the MGAB to your contract value to the extent the contract value is used to determine such value.

      Purchase. To purchase the MGAB rider, you must be age 80 or younger on the Rider Date if you choose the ten-year option and age 65 or younger on the rider date if you choose the twenty-year option. The waiting period must end at or before your annuity start date. The MGAB rider may be purchased (i) on the contract date, and (ii) within 30 days following the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

      The MGAB Date. If you purchased the MGAB rider on the contract date or added the MGAB rider within 30 days following the contract date, the MGAB Date is your 10th contract anniversary for the ten-year option or 20th contract anniversary for the twenty-year option. If you added the MGAB rider during the 30-day period preceding your first contract anniversary after the date of this prospectus, your MGAB Date will be the first contract anniversary occurring after 10 years (for the ten-year option) or 20 years (for the twenty-year option) after the rider date. The MGAB rider is not available if the MGAB Date would fall beyond the latest annuity start date.

      Cancellation. If you elected the twenty-year option, you have a one-time right to cancel the MGAB rider on your first contract anniversary that is at least 10 years after the rider date. If you purchased the MGAB rider during the 30-day period following the contract date, your one-time right to cancel the rider occurs on the tenth anniversary of your contract date. To cancel, you need to send written notice to our Customer Service Center at least 30 days before such anniversary date. If you terminate the MGAB rider before the MGAB Date, we will not credit you with the MGAB and we will assess the pro-rata portion of the MGAB rider charge for the current quarter.

      Notification. We will report any crediting of the MGAB in your first quarterly statement following the MGAB Date.

Minimum Guaranteed Withdrawal Benefit Rider (MGWB). The MGWB rider is an optional benefit which guarantees that if your contract value is reduced to zero you will receive periodic payments equal to all premium payments paid during the first two contract years (Eligible Payment Amount) adjusted for any prior withdrawals. To maintain this guarantee, withdrawals in any contract year may not exceed 7% of your adjusted Eligible Payment Amount. If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero. For a discussion of the charges we deduct under the MGWB rider, see "Charges and Fees -- Optional Rider Charges." Each payment you receive under the MGWB rider will be taxed as a withdrawal and may be subject to a penalty tax. See "Withdrawals" and "Federal Tax Considerations" for more information. Your original Eligible Payment Amount depends on when you purchase the MGWB rider and equals:

      1) your premium payments received during the first two contract years, if you purchased the MGWB rider on the contract date;

      2) otherwise, your contract value on the rider date, including any premiums received that day, and any subsequent premium payments received during the two-year period commencing on the rider date, if you purchased the MGWB rider after the contract date.

      The MGWB Withdrawal Account. The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits.


WF Opportunities - 133981


                                       M3

The MGWB Withdrawal Account is equal to the Eligible Payment Amount, tracked separately for Covered and Excluded Funds, adjusted for any withdrawals and transfers between Covered and Excluded Funds. The MGWB Withdrawal Account equals the sum of (a) the MGWB Withdrawal Account allocated to Covered Funds, and (b) the lesser of (i) the MGWB Withdrawal Account allocated to Excluded Funds and
(ii) the contract value in Excluded Funds. Thus, investing in the Excluded Funds may limit the MGWB Withdrawal Account.

No investment options are currently designated as Excluded Funds for the Minimum Guaranteed Withdrawal Benefit.

Withdrawals of up to 7% per year of the Eligible Payment Amount will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal for Covered Funds and pro rata for Excluded Funds, based on the source of the withdrawal. Any withdrawals greater than the 7% per year of the Eligible Payment Amount will cause a reduction in the MGWB Withdrawal Account of the Covered and Excluded Funds, by the proportion that the withdrawal bears to the contract value in Covered and Excluded Funds, respectively, at the time of the withdrawal. If a single withdrawal involves both Covered and Excluded Funds and exceeds 7%, the withdrawal will be treated as taken first from Covered Funds. Any withdrawals greater than 7% per year of the Eligible Payment Amount will also cause a reduction in the Eligible Payment Amount by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. Once your contract value is zero, any periodic payments paid under the MGWB rider also reduce the MGWB Withdrawal Account. If a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

Net transfers from Covered Funds to Excluded Funds will reduce the MGWB Withdrawal Account allocated to Covered Funds on a pro rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Excluded Funds equals the reduction in the MGWB Withdrawal Account for Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the MGWB Withdrawal Account allocated to Excluded Funds on a pro rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Covered Funds will equal the lesser of the reduction in the MGWB Withdrawal Account for Excluded Funds or the net contract value transferred.

      Guaranteed Withdrawal Status. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See "Withdrawals." However, making any withdrawals in any year greater than 7% per year of the Eligible Payment Amount will reduce the Eligible Payment Amount for future withdrawals and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider will remain in force and you may continue to make withdrawals each year so long as:

      1)    your contract value is greater than zero;

      2)    your MGWB Withdrawal Account is greater than zero;

      3)    you have not reached your latest allowable annuity start date;

      4)    you have not elected to annuitize your Contract; and

      5) you have not died (unless your spouse has elected to continue the Contract), changed the ownership of the Contract or surrendered the Contract.

The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

      Automatic Periodic Benefit Status. Under the MGWB rider, in the event your contract value is reduced to zero, your Contract is given Automatic Periodic Benefit Status, if:

      1)    your MGWB Withdrawal Account is greater than zero;

      2)    you have not reached your latest allowable annuity start date;

      3)    you have not elected to annuitize your Contract; and

      4) you have not died, changed the ownership of the Contract or surrendered the Contract.

Once your Contract is given Automatic Periodic Benefit Status, we will pay you the annual MGWB periodic payments, beginning on the next contract anniversary. These payments are equal to the lesser of the remaining MGWB Withdrawal Account or 7% annually of your Eligible Payment Amount, until the earliest of (i) your Contract's latest annuity start date, (ii) the death of the owner; or (iii) your MGWB Withdrawal


WF Opportunities - 133981


                                       M4

Account is exhausted. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status, we will not accept any additional premium payments in your Contract and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of (i) payment of all MGWB periodic payments,
(ii) payment of the Commuted Value (defined below) or (iii) the owner's death.

On the Contract's latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then-remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury STRIPS as quoted by a national quoting service for period(s) applicable to the remaining payments. Once we pay you the last MGWB periodic payment or the Commuted Value, your Contract and the MGWB rider terminate.

      Death Benefit During Automatic Periodic Benefit Status. The death benefit payable during Automatic Periodic Benefit Status is your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments.

      Purchase. To purchase the MGWB rider, you must be age 80 or younger on the Rider Date. The MGWB rider must be purchased (i) on the contract date, or (ii) within 30 days after the contract date. If the rider is not yet available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

                                   ING [LOGO]

                   ING USA Annuity and Life Insurance Company
ING USA Annuity and Life Insurance Company is a stock company domiciled in Iowa.


WF Opportunities -133981                                              12/__/2004

                                      PART B


The Statement of Additional Information, dated May 1, 2004, is incorporated into Part B of this Post-Effective Amendment No. 27 by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4 (File
No. 333-30180), as filed on April 15, 2004.

                           PART C - OTHER INFORMATION

ITEM 24: FINANCIAL STATEMENTS AND EXHIBITS

FINANCIAL STATEMENTS

(a) (1) All financial statements are included in the Prospectus or the Statement of Additional Information as indicated therein
    (2) Schedules I and IV follow. All other schedules to the consolidated financial statements required by Article 7 of Regulation S-X are omitted because they are not applicable or because the information is included elsewhere in the consolidated financial statements or notes thereto.

                   ING USA Annuity and Life Insurance Company,
                 formerly Golden American Life Insurance Company
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
                                   Schedule I
          Summary of Investments - Other than Investments in Affiliates
                             As of December 31, 2003
                                   (Millions)



                                                                                                              Amount
                                                                                                             Shown on
Type of Investments                                                        Cost             Value*         Balance Sheet
                                                                      ---------------   ---------------   ----------------
Fixed maturities:
    U.S. government and government agencies and authorities           $         23.8    $         23.9    $          23.9
    State, municipalities and political subdivisions                             5.0               4.6                4.6
    Public utilities securities                                                482.1             514.1              514.1
    Other U.S. corporate securities                                          2,630.8           2,747.4            2,747.4
    Foreign securities (1)                                                     628.2             653.0              653.0
    Mortgage-backed securities                                                 790.0             791.4              791.4
    Other asset-backed securities                                              487.1             488.9              488.9
                                                                      ---------------   ---------------   ----------------
           Total fixed maturities                                            5,047.0           5,223.3            5,223.3
                                                                      ---------------   ---------------   ----------------
Total equity securities                                                          5.3               5.6                5.6
                                                                      ---------------   ---------------   ----------------
Short term investments                                                          17.7              17.7               17.7
Mortgage loans                                                                 847.6             878.1              847.6
Policy loans                                                                    17.5              17.5               17.5
                                                                      ---------------   ---------------   ----------------
           Total other investments                                    $        882.8    $        913.3    $         882.8
                                                                      ===============   ===============   ================


*    See Notes 2 and 3 of Notes to Consolidated  Financial  Statements.

(1) The term "foreign" includes foreign governments, foreign political subdivisions, foreign public utilities and all other bonds of foreign issuers. Substantially all of the Company's foreign securities are denominated in U.S. dollars.

                   ING USA Annuity and Life Insurance Company,
                 formerly Golden American Life Insurance Company
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
                                   Schedule IV
                             Reinsurance Information
         As of and for the years ended December 31, 2003, 2002 and 2001
                                   (Millions)



                                                                                                        Percentage of
(Millions)                                   Gross           Ceded         Assumed          Net         assumed to net
                                          -------------   -------------  -------------  -------------   ---------------

Year ended December 31, 2003
Life insurance in force                     $ 154.0          $ 79.3          $ -           $ 74.7              0.0%

Year ended December 31, 2002
Life insurance in force                     $ 158.7          $ 90.7          $ -           $ 68.0              0.0%

Year ended December 31, 2001
Life insurance in force                     $ 169.3          $ 94.8          $ -           $ 74.5              0.0%


(b)

EXHIBITS

(1) Resolution of the board of directors of Depositor authorizing the establishment of the Registrant. (1)

(2)  N/A

(3)(a) Distribution Agreement between the Depositor and
        Directed Services, Inc. (2)
   (b) Dealers Agreement. (2)
   (c) Organizational Agreement. (2)
   (d) Assignment Agreement for Organizational Agreement. (2)
   (f) Amendment to the Distribution Agreement between ING USA and DSI. (17)

(4)(a) Form of Individual Deferred Combination Variable and
        Fixed Annuity Contract. (7)
   (b) Form of Group Deferred Combination Variable and Fixed
        Annuity Contract. (7)
   (c) Form of Individual Deferred Variable Annuity Contract. (7)
   (d) Form of Deferred Combination Variable and Fixed
        Annuity Certificate. (7)
   (e) Individual Retirement Annuity Rider. (12)
   (f) ROTH Individual Retirement Annuity Rider. (12)
   (g) Minimum Guaranteed Income Benefit Rider.  (10)
   (h) Minimum Guaranteed Withdrawal Benefit Rider. (16)
   (i) Minimum Guaranteed Withdrawal Benefit with Reset and Step Up Option. (16)
   (j) Death Benefit Endorsement No.1 (7% Solution Enhanced). (16)
   (k) Death Benefit Endorsement No.2 (Ratchet Enhanced). (16)
   (l) Death Benefit Endorsement No.3 (Standard). (16)
   (m) Death Benefit Endorsement No.4 (Max 7 Enhanced). (16)
   (n) Death Benefit Endorsement No.5 (Base Death Benefit). (16)
   (o) Death Benefit Endorsement No.6 (Inforce Contracts). (16)
   (p) Earnings Enhancement Death Benefit Rider. (9)
   (q) Simple Retirement Annuity Rider. (12)
   (r) 403(b) Retirement Annuity Rider. (12)
   (s) Company Address and Name Change Endorsement. (16)

(5)(a) Individual Deferred Combination Variable and Fixed
        Annuity Application. (15)
   (b) Group Deferred Combination Variable and Fixed Annuity
        Enrollment Form. (5)

(6)(a) Amended and Restated Articles of Incorporation of
       ING USA Annuity and Life Insurance Company, dated (01/01/04). (16)
   (b) Amended and Restated By-Laws of ING USA annuity and Life
       Insurance Company, dated (01/01/04). (16)
   (c) Resolution of the board of directors for Powers of Attorney, dated (04/23/99). (4)
   (d) Articles of Merger and Agreement and Plan of Merger of
       USGALC, ULAIC, ELICI into GALIC and renamed ING USA Annuity and Life Insurance Company, dated (06/25/03). (16)

(7)  Not applicable

(8)(a) Participation Agreement between Golden American and Warburg
        Pincus Trust. (4)
   (b) Participation Agreement between Golden American and PIMCO Variable Insurance Trust. (4)
   (c) Administrative Services Agreement between Golden American and Equitable Life Insurance Company of Iowa. (3)
   (d) Service Agreement between Golden American and
        Directed Services, Inc. (3)
   (e) Participation Agreement between Golden American and Prudential
        Series Fund, Inc. (6)
   (f) Participation Agreement between Golden American and ING Variable Insurance Trust. (6)
   (g) Amendment to the Participation Agreement between Golden American and Prudential Series Fund, Inc. (8)
   (h) Form of Participation Agreement between Golden American and ProFunds. (9)
   (i) Participation Agreement between Golden American and ING Variable Products Trust. (11)
   (j) Participation Agreement between Golden American and Pioneer Variable Contracts Trust. (11)
   (k) Participation Agreement between Golden American and Fidelity Distributors Corporation. (11)
   (l) Participation Agreement between Golden American and ING Variable Insurance Trust. (11)
   (m) Participation Agreement between Golden American and AIM Variable Insurance Funds, Inc. (11)
   (n) Participation Agreement between Golden American and INVESCO Variable Investment Funds, Inc. (11)
   (o) Participation Agreement between Golden American and The Prudential Series Fund, Inc. (11)
   (p) Form of Participation Agreement between Golden American, American Funds Insurance Series and Capital Research and Management Company. (14)

(9)  Opinion and Consent of James Shuchart, Esq. - To be Added by Amendment.

(10)(a) Consent of Independent Registered Public Accounting Firm - To be Added by Amendment.
    (b) Consent of James Shuchart, Esq., incorporated in Item 9 of this Part C, together with the Opinion of James Shuchart, Esq.

(11) Not applicable

(12) Not applicable

(13) Not applicable

(14) Not applicable

(15) Powers of Attorney (18)
----------------------------

1) Incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Golden American Life Insurance Separate Account B filed with the Securities and Exchange Commission on September 24, 1997 (File Nos. 333-28679, 811-5626).

2) Incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Golden American Life Insurance Separate Account B filed with the Securities and Exchange Commission on September 24, 1997 (File Nos. 333-28679, 811-5626).

3) Incorporated herein by reference to Post-Effective Amendment No. 2 to a Registration Statement on Form N-4 for Golden American Life Insurance Separate Account B filed with the Securities and Exchange Commission on April 30, 1998 (File Nos. 333-28679, 811-5626).

4) Incorporated herein by reference to Post-Effective Amendment No. 3 to a Registration Statement on Form N-4 for Golden American Life Insurance Separate Account B filed with the Securities and Exchange Commission on April 23, 1999 (File Nos. 333-28679, 811-5626).

5) Incorporated herein by reference to Post-Effective Amendment No. 4 to a Registration Statement on Form N-4 for Golden American Life Insurance Separate Account B filed with the Securities and Exchange Commission on January 27, 2000 (File Nos. 333-28679, 811-5626).

6) Incorporated herein by reference to Post-Effective Amendment No. 5 to a Registration Statement on Form N-4 for Golden American Life Insurance Separate Account B filed with the Securities and Exchange Commission on April 26, 2000 (File Nos. 333-28679, 811-5626)

7) Incorporated herein by reference to Post-Effective Amendment No. 7 to a Registration Statement on Form N-4 for Golden American Life Insurance Separate Account B filed with the Securities and Exchange Commission on October 2, 2000 (File Nos. 333-28679, 811-5626).

8) Incorporated herein by reference to Post-Effective Amendment No. 9 to a Registration Statement on Form N-4 for Golden American Life Insurance Separate Account B filed with the Securities and Exchange Commission on December 15, 2000 (File Nos. 333-28679, 811-5626)

9) Incorporated herein by reference to Post-Effective Amendment No. 10 to a Registration Statement on Form N-4 for Golden American Life Insurance Separate Account B filed with the Securities and Exchange Commission on April 24, 2001 (File Nos. 333-28679, 811-5626).

10) Incorporated herein by reference to Post-Effective Amendment No. 19 to a Registration Statement on Form N-4 for Golden American Life Insurance Separate Account B filed with the Securities and Exchange Commission on October 28, 2002 (File Nos. 333-28679, 811-5626).

11) Incorporated herein by reference to Post-Effective Amendment No. 32 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 29, 2002 (File Nos. 033-23351, 811-5626).

12) Incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 15, 2003 (File Nos. 033-23351, 811-5626).

13) Incorporated herein by reference to Post-Effective Amendment No. 3 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on June 5, 2003 (File Nos. 333-70600, 811-5626).

14) Incorporated herein by Reference to Pre-Effective Amendment No. 1 to a Registration Statement on Form N-6, for ReliaStar Life Insurance Company Select * Life Variable Account filed with the Securities and Exchange Commission on July 17, 2003 (File Number 333-105319).

15) Incorporated herein by reference to Post-Effective Amendment No. 24 to a Registration Statement on Form N-4 for Golden American Life Insurance
     Company   Separate  Account  B  filed  with  the  Securities  and  Exchange
     Commission on November 12, 2003 (File Nos. 333-28679, 811-5626).

16) Incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
     Company   Separate  Account  B  filed  with  the  Securities  and  Exchange
     Commission on February 13, 2004 (File Nos. 333-28679, 811-5626).

17) Incorporated herein by reference to Post-Effective Amendment No. 26 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
     Company   Separate  Account  B  filed  with  the  Securities  and  Exchange
     Commission on April 13, 2004 (File Nos. 333-28755, 811-5626).

18) Incorporated herein by reference to Post-Effective Amendment No. 17 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on October 4, 2004 (File Nos. 333-30180, 811-5626).

ITEM 25:  DIRECTORS AND OFFICERS OF THE DEPOSITOR

                           Principal                    Position(s)
Name                    Business Address                with Depositor
----                    ----------------                --------------

Jacques de Vaucleroy   ING Insurance Operations         Director and Senior
                       5780 Powers Ferry Road           Vice President
                       Atlanta, GA  30327-4390

Keith Gubbay           ING Insurance Operations         Director and
                       5780 Powers Ferry Road, NW       President
                       Atlanta, GA  30327-4390

Boyd G. Combs          ING Insurance Operations         Senior Vice President
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

Shaun P. Mathews       ING Life Insurance and           Senior Vice President
                       Annuity Company
                       151 Farmington Avenue
                       Hartford, CT  06156

James R. Gelder        ReliaStar Life Insurance Co.     Senior Vice President
                       20 Washington Avenue South
                       Minneapolis, MN  55402

James R. McInnis       ING USA Annuity and Life In. Co. Senior Vice President
                       1475 Dunwoody Drive
                       West Chester, PA  19380

Stephen J. Preston     ING USA Annuity and Life In. Co. Senior Vice President
                       1475 Dunwoody Drive
                       West Chester, PA  19380

Kathleen A. Murphy     ING Insurance Operations         Director
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

Thomas J. McInerney    ING Insurance Operations         Director and Chairman
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

Andrew D. Chua         ING Institutional                President, ING
                       1290 Broadway                    Institutional
                       Denver, CO  80203

David A. Wheat         ING Insurance Operations         Chief Financial Officer
                       5780 Powers Ferry Road           Director and Senior Vice
                       Atlanta, GA  30327-4390          President

Roger W. Fisher        ING Insurance Operations         Vice President and
                       5780 Powers Ferry Road           Chief Accounting
                       Atlanta, GA  30327-4390          Officer

David L. Jacobson      ING USA Annuity and Life In. Co. Vice President, Chief
                       1475 Dunwoody Drive              Compliance Officer and
                       West Chester, PA  19380          Assistant Secretary

David S. Pendergrass   ING Insurance Operations         Vice President and
                       5780 Powers Ferry Road           Treasurer
                       Atlanta, GA  30327-4390

Paula Cludray-Engelke  ReliaStar Life Insurance Co.     Secretary
                       20 Washington Avenue South
                       Minneapolis, MN  55402

ITEM 26: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The following persons control or are under common control with the Depositor:

DIRECTED SERVICES, INC. ("DSI") - This corporation is a general business corporation organized under the laws of the State of New York, and is wholly owned by ING Groep, N.V. ("ING"). The primary purpose of DSI is to act as a broker-dealer in securities. It acts as the principal underwriter and distributor of variable insurance products including variable annuities as required by the SEC. The contracts are issued by the Depositor. DSI also has the power to carry on a general financial, securities, distribution, advisory or investment advisory business; to act as a general agent or broker for insurance companies and to render advisory, managerial, research and consulting services for maintaining and improving managerial efficiency and operation. DSI is also registered with the SEC as an investment adviser.

The Depositor is under common control with a New York company, ReliaStar Life Insurance Company of New York ("RLNY"). The primary purpose of RLNY is to offer variable products in the state of New York.

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company's outstanding stock is owned and controlled by ING. Various companies and other entities controlled by ING may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth on the following organizational chart.

Subsidiaries of ING Groep N.V. incorporated herein by reference to Item 26 in Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-90516), as filed on April 9, 2004 for Separate Account B of ING USA
Annuity and Life Insurance Company.

ITEM 27:  NUMBER OF CONTRACT OWNERS

As of August 31, 2004, there are 194,991 qualified contract owners and 188,463 non-qualified contract owners in ING USA's Separate Account B.

ITEM 28: INDEMNIFICATION

ING USA shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of ING USA as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

ING USA may also, to the extent permitted by law, indemnify any other person who is or was serving ING USA in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

ING USA or its parents may purchase and maintain insurance on behalf of any such person or persons to be indemnified under the provision in the above paragraphs, against any such liability to the extent permitted by law.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 29: PRINCIPAL UNDERWRITER

(a) At present, Directed Services, Inc. ("DSI"), the Registrant's Distributor, serves as principal underwriter for all contracts issued by ING USA Annuity and Life Insurance Company. DSI is the principal underwriter for Separate Account A, Separate Account B, ING USA Separate Account EQ (formerly known as Equitable Life Insurance Company of Iowa Separate Account A), ReliaStar Life Insurance Company of New York Separate Account NY-B, Alger Separate Account A of ING USA and the ING Investors Trust.

(b) The following information is furnished with respect to the principal officers and directors of Directed Services, Inc., the Registrant's Distributor. The principal business address for each officer and director following is 1475 Dunwoody Drive, West Chester, PA 19380-1478, unless otherwise noted.

Name and Principal             Positions and Offices
Business Address               with Underwriter
--------------------            ---------------------

James R. McInnis               Director and President

Alan G. Hoden                  Director

Matthew J. Rider               Director

David S. Pendergrass           Vice President and Treasurer
ING Insurance Operations
5780 Powers Ferry Road
Atlanta, GA  30327-4390

David L. Jacobson              Senior Vice President

James Shuchart                 Secretary and General Counsel

(c)
             2003 Net
Name of      Underwriting   Compensation
Principal    Discounts and      on        Brokerage
Underwriter  Commissions    Redemption    Commissions  Compensation
-----------  ------------   ------------- -----------  ------------
DSI          $270,633,000       $0            $0           $0

ITEM 30: LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by the Depositor and located at: 909 Locust Street, Des Moines, Iowa 50309, 1475 Dunwoody Drive, West Chester, PA 19380 and at 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390.

ITEM 31: MANAGEMENT SERVICES

None.

ITEM 32: UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and,

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant hereby undertakes to mail notices to current contract owners of the Opportunities contract promptly after the happening of significant events related to the guarantee issued by ING USA Annuity and Life Insurance Company with respect to allocation of contract value to a series of the ING GET U.S. Core Portfolio (the "Guarantee"). These significant events include (i) the termination of the Guarantee; (ii) a default under the Guarantee that has a material adverse effect on a contract owner's right to receive his or her guaranteed amount on the maturity date; (iii) the insolvency of ING USA Annuity and Life Insurance Company; or (iv) a reduction in the credit rating of ING USA Annuity and Life Insurance Company's long-term debt as issued by Standard &
Poor's or Moody's Investors Service, Inc. to BBB+ or lower or Baa1 or lower, respectively.

During the Guarantee Period, the Registrant hereby undertakes to include in the Registrant's prospectus, an offer to supply the most recent annual and/or quarterly report of each of ING USA Annuity and Life Insurance Company, or their successors to the Guarantee, free of charge, upon a contract owner's request.

REPRESENTATIONS

1. The account meets the definition of a "separate account" under federal securities laws.

2. ING USA Annuity and Life Insurance Company hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                             SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Separate Account B, has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf in the City of West Chester and Commonwealth of Pennsylvania on this 7th day of October, 2004.




                                      SEPARATE ACCOUNT B
                                       (Registrant)

                                 By:  ING USA ANNUITY AND LIFE
                                      INSURANCE COMPANY
                                      (Depositor)

                                 By:
                                     --------------------
                                     Jacques de Vaucleroy*
                                     President (principle executive officer)


    By: /s/ Linda E. Senker
        ------------------------
         Linda E. Senker
         Counsel of Depositor

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on October 7, 2004.


Signature                     Title
---------                     -----

                             President and Director
--------------------         (principle executive officer)
Jacques de Vaucleroy*

                             Chief Accounting Officer
--------------------
Roger W. Fisher*



                DIRECTORS OF DEPOSITOR

----------------------
David A. Wheat*
Chief Financial Officer (principle accounting officer)


----------------------
Thomas J. McInerney*


----------------------
Kathleen A. Murphy*


----------------------
Keith Gubbay*


     By: /s/ Linda E. Senker
        ------------------------
         Linda E. Senker
         Counsel of Depositor

*Executed by Linda E. Senker on behalf of those indicated pursuant to Power of Attorney.